UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238
SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA	90067-6022

(Address of principal executive offices)	(Zip code)
John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414
Date of fiscal year end: January 31
Date of reporting period: January 31, 2009

Item 1.   Reports to Stockholders
This filing is on behalf of thirty-one of the thirty-five Investment Company Series of SunAmerica Series Trust.

SunAmerica Series Trust

Annual Report

January 31, 2009

Table of Contents

Shareholder Letter	1
Expense Example	2
Money Market
Cash Management Portfolio (Columbia Management Advisors, LLC)	7
Bonds
Corporate Bond Portfolio (Federated Investment Management Company)	10
Global Bond Portfolio (Goldman Sachs Asset Management International)	31
High-Yield Bond Portfolio (AIG SunAmerica Asset Management Corp.)	38
Total Return Bond Portfolio (Pacific Investment Management LLC (PIMCO))	53
Balanced
Balanced Portfolio (J.P. Morgan Investment Management, Inc.)	64
MFS Total Return Portfolio (Massachusetts Financial Services Company)	77
Equity/Specialty
Telecom Utility Portfolio (Massachusetts Financial Services Company)	89
Equity Index Portfolio (FAF Advisors, Inc.)	92
Growth-Income Portfolio (AllianceBernstein L.P.)	102
Equity Opportunities Portfolio (OppenheimerFunds, Inc.)	105
Davis Venture Value Portfolio (Davis Selected Advisers, L.P. (dba — Davis Advisors))	126
“Dogs” of Wall Street Portfolio (AIG SunAmerica Asset Management Corp.)	130
Alliance Growth Portfolio (AllianceBernstein L.P.)	132
Capital Growth Portfolio (OppenheimerFunds, Inc.)	135
MFS Massachusetts Investors Trust Portfolio (Massachusetts Financial Services Company)	138
Fundamental Growth Portfolio (Wells Capital Management, Inc.)	141
Blue Chip Growth Portfolio (AIG SunAmerica Asset Management Corp.)	144
Real Estate Portfolio (Davis Selected Advisers, L.P. (dba — Davis Advisors))	147
Small Company Value Portfolio (Franklin Advisory Services, LLC)	149
Mid-Cap Growth Portfolio (J.P. Morgan Investment Management, Inc.)	153
Aggressive Growth Portfolio (AIG SunAmerica Asset Management Corp.)	156
Growth Opportunities Portfolio (Morgan Stanley Investment Management, Inc. (dba — Van Kampen))	159
Marsico Focused Growth Portfolio (Marsico Capital Management, LLC)	163
Technology Portfolio (Columbia Management Advisors, LLC)	165
Small & Mid Cap Value Portfolio (AllianceBernstein L.P.)	168
International
International Growth and Income Portfolio (Putnam Investment Management, LLC)	172
Global Equities Portfolio (J.P. Morgan Investment Management, Inc.)	176
International Diversified Equities Portfolio (Morgan Stanley Investment Management, Inc. (dba — Van Kampen))	180
Emerging Markets Portfolio (Putnam Investment Management, LLC)	191
Foreign Value Portfolio (Templeton Investment Counsel, LLC)	195
Statement of Assets and Liabilities	198
Statement of Operations	210
Statement of Changes in Net Assets	216
Notes to Financial Statements	227
Financial Highlights	263
Report of Independent Public Accounting Firm	282
Approval of Advisory Agreements	283
Trustee and Officer Information	290
Shareholder Tax Information	293
Comparisons: Portfolio vs. Indexes	295
Supplement to Prospectus	336

Dear SunAmerica Series Trust Investor:

We are pleased to present the annual report for the SunAmerica Series Trust, one of the underlying trusts for the variable products issued by our life companies. The report provides information about all of the portfolios in your variable contract with the exception of those that may be a part of the separate Anchor Series Trust, American Fund Insurance Series, Van Kampen Trust, WM Variable Trust, Lord Abbett Series Fund, BB&T Variable Insurance Funds, Franklin Templeton Variable Insurance Products Trust and the Columbia Variable Insurance Trusts. Investors in those portfolios will receive separate and complete reports.

This report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended January 31, 2009. The report may also contain information on portfolios not currently available in your variable contract.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,

Jay S. Wintrob
Chief Executive Officer
AIG SunAmerica Life Assurance Company
First SunAmerica Life Insurance Company

March 9, 2009

Note: All performance figures displayed are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable product. Annuity products are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio’s returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE	January 31, 2009 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at August 1, 2008 and held until January 31, 2009. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Six Months Ended January 31, 2009” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Six Months Ended January 31, 2009” column and the “Expense Ratio as of January 31, 2009” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended January 31, 2009” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Six Months Ended January 31, 2009” column and the “Expense Ratio as of January 31, 2009” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended January 31, 2009” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	January 31, 2009 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at August 1,	January 31,	January 31,	at August 1,	January 31,	January 31,	January 31,
Portfolio	2008	2009	2009*	2008	2009	2009*	2009*

Cash Management
Class 1	$1,000.00	$1,006.75	$2.42	$1,000.00	$1,022.72	$2.44	0.48%
Class 2	$1,000.00	$1,006.17	$3.18	$1,000.00	$1,021.97	$3.20	0.63%
Class 3	$1,000.00	$1,006.08	$3.68	$1,000.00	$1,021.47	$3.71	0.73%
Corporate Bond
Class 1	$1,000.00	$947.07	$2.89	$1,000.00	$1,022.17	$3.00	0.59%
Class 2	$1,000.00	$946.15	$3.62	$1,000.00	$1,021.42	$3.76	0.74%
Class 3	$1,000.00	$945.87	$4.11	$1,000.00	$1,020.91	$4.27	0.84%
Global Bond
Class 1	$1,000.00	$1,006.42	$4.19	$1,000.00	$1,020.96	$4.22	0.83%
Class 2	$1,000.00	$1,001.92	$4.93	$1,000.00	$1,020.21	$4.98	0.98%
Class 3	$1,000.00	$1,001.85	$5.43	$1,000.00	$1,019.71	$5.48	1.08%
High-Yield Bond
Class 1	$1,000.00	$723.57	$3.29	$1,000.00	$1,021.32	$3.86	0.76%
Class 2	$1,000.00	$722.55	$3.94	$1,000.00	$1,020.56	$4.62	0.91%
Class 3	$1,000.00	$722.88	$4.42	$1,000.00	$1,020.01	$5.18	1.02%
Total Return Bond
Class 1	$1,000.00	$1,067.11	$3.95	$1,000.00	$1,021.32	$3.86	0.76%
Class 2	$1,000.00	$1,065.65	$4.78	$1,000.00	$1,020.51	$4.67	0.92%
Class 3	$1,000.00	$1,064.83	$5.29	$1,000.00	$1,020.01	$5.18	1.02%
Balanced@
Class 1	$1,000.00	$776.81	$3.66	$1,000.00	$1,021.01	$4.17	0.82%
Class 2	$1,000.00	$776.21	$4.33	$1,000.00	$1,020.26	$4.93	0.97%
Class 3	$1,000.00	$775.62	$4.78	$1,000.00	$1,019.76	$5.43	1.07%
MFS Total Return@
Class 1	$1,000.00	$797.64	$3.21	$1,000.00	$1,021.57	$3.61	0.71%
Class 2	$1,000.00	$797.41	$3.89	$1,000.00	$1,020.81	$4.37	0.86%
Class 3	$1,000.00	$796.57	$4.34	$1,000.00	$1,020.31	$4.88	0.96%
Telecom Utility@
Class 1	$1,000.00	$678.56	$4.47	$1,000.00	$1,019.81	$5.38	1.06%
Class 2	$1,000.00	$677.89	$5.10	$1,000.00	$1,019.05	$6.14	1.21%
Class 3	$1,000.00	$677.30	$5.52	$1,000.00	$1,018.55	$6.65	1.31%
Equity Index#
Class 1	$1,000.00	$660.88	$2.30	$1,000.00	$1,022.37	$2.80	0.55%
Growth-Income@
Class 1	$1,000.00	$651.28	$2.91	$1,000.00	$1,021.62	$3.56	0.70%
Class 2	$1,000.00	$651.02	$3.53	$1,000.00	$1,020.86	$4.32	0.85%
Class 3	$1,000.00	$650.65	$3.94	$1,000.00	$1,020.36	$4.82	0.95%
Equity Opportunities
Class 1	$1,000.00	$643.67	$4.63	$1,000.00	$1,019.51	$5.69	1.12%
Class 2	$1,000.00	$643.10	$5.29	$1,000.00	$1,018.70	$6.50	1.28%
Class 3	$1,000.00	$642.18	$5.70	$1,000.00	$1,018.20	$7.00	1.38%
Davis Venture Value@
Class 1	$1,000.00	$642.36	$3.22	$1,000.00	$1,021.22	$3.96	0.78%
Class 2	$1,000.00	$642.01	$3.84	$1,000.00	$1,020.46	$4.72	0.93%
Class 3	$1,000.00	$641.50	$4.25	$1,000.00	$1,019.96	$5.23	1.03%
“Dogs” of Wall Street
Class 1	$1,000.00	$703.90	$3.26	$1,000.00	$1,021.32	$3.86	0.76%
Class 2	$1,000.00	$704.67	$3.90	$1,000.00	$1,020.56	$4.62	0.91%
Class 3	$1,000.00	$704.10	$4.33	$1,000.00	$1,020.06	$5.13	1.01%
Alliance Growth@
Class 1	$1,000.00	$652.65	$2.82	$1,000.00	$1,021.72	$3.46	0.68%
Class 2	$1,000.00	$651.65	$3.45	$1,000.00	$1,020.96	$4.22	0.83%
Class 3	$1,000.00	$651.29	$3.86	$1,000.00	$1,020.46	$4.72	0.93%
Capital Growth#
Class 1	$1,000.00	$598.87	$4.38	$1,000.00	$1,019.66	$5.53	1.09%
Class 2	$1,000.00	$598.41	$4.98	$1,000.00	$1,018.90	$6.29	1.24%
Class 3	$1,000.00	$598.17	$5.38	$1,000.00	$1,018.40	$6.80	1.34%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	January 31, 2009 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at August 1,	January 31,	January 31,	at August 1,	January 31,	January 31,	January 31,
Portfolio	2008	2009	2009*	2008	2009	2009*	2009*

MFS Massachusetts Investors Trust@
Class 1	$1,000.00	$688.05	$3.39	$1,000.00	$1,021.11	$4.06	0.80%
Class 2	$1,000.00	$687.43	$4.03	$1,000.00	$1,020.36	$4.82	0.95%
Class 3	$1,000.00	$686.80	$4.45	$1,000.00	$1,019.86	$5.33	1.05%
Fundamental Growth@
Class 1	$1,000.00	$583.04	$3.74	$1,000.00	$1,020.41	$4.77	0.94%
Class 2	$1,000.00	$582.50	$4.34	$1,000.00	$1,019.66	$5.53	1.09%
Class 3	$1,000.00	$582.30	$4.73	$1,000.00	$1,019.15	$6.04	1.19%
Blue Chip Growth#@
Class 1	$1,000.00	$663.15	$3.55	$1,000.00	$1,020.86	$4.32	0.85%
Class 2	$1,000.00	$662.74	$4.18	$1,000.00	$1,020.11	$5.08	1.00%
Class 3	$1,000.00	$662.34	$4.60	$1,000.00	$1,019.61	$5.58	1.10%
Real Estate@
Class 1	$1,000.00	$522.38	$3.21	$1,000.00	$1,020.91	$4.27	0.84%
Class 2	$1,000.00	$522.40	$3.79	$1,000.00	$1,020.16	$5.03	0.99%
Class 3	$1,000.00	$522.03	$4.25	$1,000.00	$1,019.56	$5.63	1.11%
Small Company Value
Class 1	$1,000.00	$610.42	$4.53	$1,000.00	$1,019.51	$5.69	1.12%
Class 3	$1,000.00	$609.44	$5.58	$1,000.00	$1,018.20	$7.00	1.38%
Mid-Cap Growth@
Class 1	$1,000.00	$598.81	$3.58	$1,000.00	$1,020.66	$4.52	0.89%
Class 2	$1,000.00	$597.79	$4.18	$1,000.00	$1,019.91	$5.28	1.04%
Class 3	$1,000.00	$597.78	$4.58	$1,000.00	$1,019.41	$5.79	1.14%
Aggressive Growth@
Class 1	$1,000.00	$577.92	$3.61	$1,000.00	$1,020.56	$4.62	0.91%
Class 2	$1,000.00	$577.74	$4.20	$1,000.00	$1,019.81	$5.38	1.06%
Class 3	$1,000.00	$576.53	$4.60	$1,000.00	$1,019.30	$5.89	1.16%
Growth Opportunities@
Class 1	$1,000.00	$671.64	$3.87	$1,000.00	$1,020.51	$4.67	0.92%
Class 2	$1,000.00	$672.21	$4.50	$1,000.00	$1,019.76	$5.43	1.07%
Class 3	$1,000.00	$671.73	$4.92	$1,000.00	$1,019.25	$5.94	1.17%
Marsico Focused Growth@
Class 1	$1,000.00	$616.43	$3.98	$1,000.00	$1,020.21	$4.98	0.98%
Class 2	$1,000.00	$615.64	$4.59	$1,000.00	$1,019.46	$5.74	1.13%
Class 3	$1,000.00	$615.96	$5.00	$1,000.00	$1,018.95	$6.24	1.23%
Technology#@
Class 1	$1,000.00	$593.87	$5.01	$1,000.00	$1,018.85	$6.34	1.25%
Class 2	$1,000.00	$593.02	$5.61	$1,000.00	$1,018.10	$7.10	1.40%
Class 3	$1,000.00	$591.44	$6.00	$1,000.00	$1,017.60	$7.61	1.50%
Small & Mid Cap Value@
Class 2	$1,000.00	$609.11	$4.69	$1,000.00	$1,019.30	$5.89	1.16%
Class 3	$1,000.00	$609.12	$5.10	$1,000.00	$1,018.80	$6.39	1.26%
International Growth and Income#@
Class 1	$1,000.00	$551.69	$4.10	$1,000.00	$1,019.86	$5.33	1.05%
Class 2	$1,000.00	$550.65	$4.68	$1,000.00	$1,019.10	$6.09	1.20%
Class 3	$1,000.00	$550.20	$5.07	$1,000.00	$1,018.60	$6.60	1.30%
Global Equities
Class 1	$1,000.00	$610.19	$4.13	$1,000.00	$1,020.01	$5.18	1.02%
Class 2	$1,000.00	$609.61	$4.73	$1,000.00	$1,019.25	$5.94	1.17%
Class 3	$1,000.00	$609.37	$5.14	$1,000.00	$1,018.75	$6.44	1.27%
International Diversified Equities
Class 1	$1,000.00	$615.19	$4.10	$1,000.00	$1,020.06	$5.13	1.01%
Class 2	$1,000.00	$615.05	$4.71	$1,000.00	$1,019.30	$5.89	1.16%
Class 3	$1,000.00	$614.34	$5.11	$1,000.00	$1,018.80	$6.39	1.26%
Emerging Markets@
Class 1	$1,000.00	$486.67	$5.64	$1,000.00	$1,017.55	$7.66	1.51%
Class 2	$1,000.00	$485.74	$6.20	$1,000.00	$1,016.79	$8.42	1.66%
Class 3	$1,000.00	$486.30	$6.61	$1,000.00	$1,016.24	$8.97	1.77%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	January 31, 2009 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at August 1,	January 31,	January 31,	at August 1,	January 31,	January 31,	January 31,
Portfolio	2008	2009	2009*	2008	2009	2009*	2009*

Foreign Value@
Class 2	$1,000.00	$627.27	$4.50	$1,000.00	$1,019.61	$5.58	1.10%
Class 3	$1,000.00	$627.34	$4.91	$1,000.00	$1,019.10	$6.09	1.20%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 366. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended January 31, 2009” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended January 31, 2009” and the “Expense Ratios” would have been lower.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at August 1,	January 31,	January 31,	at August 1,	January 31,	January 31,	January 31,
Portfolio	2008	2009	2009*	2008	2009	2009*	2009*

Balanced
Class 1	$1,000.00	$776.81	$3.66	$1,000.00	$1,021.01	$4.17	0.82%
Class 2	$1,000.00	$776.21	$4.33	$1,000.00	$1,020.26	$4.93	0.97%
Class 3	$1,000.00	$775.62	$4.78	$1,000.00	$1,019.76	$5.43	1.07%
MFS Total Return
Class 1	$1,000.00	$797.64	$3.16	$1,000.00	$1,021.62	$3.56	0.70%
Class 2	$1,000.00	$797.41	$3.84	$1,000.00	$1,020.86	$4.32	0.85%
Class 3	$1,000.00	$796.57	$4.29	$1,000.00	$1,020.36	$4.82	0.95%
Telecom Utility
Class 1	$1,000.00	$678.56	$4.39	$1,000.00	$1,019.91	$5.28	1.04%
Class 2	$1,000.00	$677.89	$5.02	$1,000.00	$1,019.15	$6.04	1.19%
Class 3	$1,000.00	$677.30	$5.44	$1,000.00	$1,018.65	$6.55	1.29%
Growth-Income
Class 1	$1,000.00	$651.28	$2.86	$1,000.00	$1,021.67	$3.51	0.69%
Class 2	$1,000.00	$651.02	$3.49	$1,000.00	$1,020.91	$4.27	0.84%
Class 3	$1,000.00	$650.65	$3.90	$1,000.00	$1,020.41	$4.77	0.94%
Davis Venture Value
Class 1	$1,000.00	$642.36	$3.18	$1,000.00	$1,021.27	$3.91	0.77%
Class 2	$1,000.00	$642.01	$3.80	$1,000.00	$1,020.51	$4.67	0.92%
Class 3	$1,000.00	$641.50	$4.21	$1,000.00	$1,020.01	$5.18	1.02%
Alliance Growth
Class 1	$1,000.00	$652.65	$2.78	$1,000.00	$1,021.77	$3.40	0.67%
Class 2	$1,000.00	$651.65	$3.40	$1,000.00	$1,021.01	$4.17	0.82%
Class 3	$1,000.00	$651.29	$3.82	$1,000.00	$1,020.51	$4.67	0.92%
MFS Massachusetts Investors Trust
Class 1	$1,000.00	$688.05	$3.35	$1,000.00	$1,021.17	$4.01	0.79%
Class 2	$1,000.00	$687.43	$3.99	$1,000.00	$1,020.41	$4.77	0.94%
Class 3	$1,000.00	$686.80	$4.41	$1,000.00	$1,019.91	$5.28	1.04%
Fundamental Growth
Class 1	$1,000.00	$583.04	$3.50	$1,000.00	$1,020.71	$4.47	0.88%
Class 2	$1,000.00	$582.50	$4.10	$1,000.00	$1,019.96	$5.23	1.03%
Class 3	$1,000.00	$582.30	$4.53	$1,000.00	$1,019.41	$5.79	1.14%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	January 31, 2009 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at August 1,	January 31,	January 31,	at August 1,	January 31,	January 31,	January 31,
Portfolio	2008	2009	2009*	2008	2009	2009*	2009*

Blue Chip Growth
Class 1	$1,000.00	$663.15	$3.55	$1,000.00	$1,020.86	$4.32	0.85%
Class 2	$1,000.00	$662.74	$4.18	$1,000.00	$1,020.11	$5.08	1.00%
Class 3	$1,000.00	$662.34	$4.60	$1,000.00	$1,019.61	$5.58	1.10%
Real Estate
Class 1	$1,000.00	$522.38	$3.21	$1,000.00	$1,020.91	$4.27	0.84%
Class 2	$1,000.00	$522.40	$3.79	$1,000.00	$1,020.16	$5.03	0.99%
Class 3	$1,000.00	$522.03	$4.25	$1,000.00	$1,019.56	$5.63	1.11%
Mid-Cap Growth
Class 1	$1,000.00	$598.81	$3.54	$1,000.00	$1,020.71	$4.47	0.88%
Class 2	$1,000.00	$597.79	$4.14	$1,000.00	$1,019.96	$5.23	1.03%
Class 3	$1,000.00	$597.78	$4.50	$1,000.00	$1,019.51	$5.69	1.12%
Aggressive Growth
Class 1	$1,000.00	$577.92	$2.90	$1,000.00	$1,021.47	$3.71	0.73%
Class 2	$1,000.00	$577.74	$3.49	$1,000.00	$1,020.71	$4.47	0.88%
Class 3	$1,000.00	$576.53	$3.88	$1,000.00	$1,020.21	$4.98	0.98%
Growth Opportunities
Class 1	$1,000.00	$671.64	$3.74	$1,000.00	$1,020.66	$4.52	0.89%
Class 2	$1,000.00	$672.21	$4.37	$1,000.00	$1,019.91	$5.28	1.04%
Class 3	$1,000.00	$671.73	$4.75	$1,000.00	$1,019.46	$5.74	1.13%
Marsico Focused Growth
Class 1	$1,000.00	$616.43	$3.98	$1,000.00	$1,020.21	$4.98	0.98%
Class 2	$1,000.00	$615.64	$4.59	$1,000.00	$1,019.46	$5.74	1.13%
Class 3	$1,000.00	$615.96	$5.00	$1,000.00	$1,018.95	$6.24	1.23%
Technology
Class 1	$1,000.00	$593.87	$4.37	$1,000.00	$1,019.66	$5.53	1.09%
Class 2	$1,000.00	$593.02	$4.97	$1,000.00	$1,018.90	$6.29	1.24%
Class 3	$1,000.00	$591.44	$5.36	$1,000.00	$1,018.40	$6.80	1.34%
Small & Mid Cap Value
Class 2	$1,000.00	$609.11	$4.57	$1,000.00	$1,019.46	$5.74	1.13%
Class 3	$1,000.00	$609.12	$4.98	$1,000.00	$1,018.95	$6.24	1.23%
International Growth and Income
Class 1	$1,000.00	$551.69	$4.02	$1,000.00	$1,019.96	$5.23	1.03%
Class 2	$1,000.00	$550.65	$4.64	$1,000.00	$1,019.15	$6.04	1.19%
Class 3	$1,000.00	$550.20	$4.99	$1,000.00	$1,018.70	$6.50	1.28%
Emerging Markets
Class 1	$1,000.00	$486.67	$5.38	$1,000.00	$1,017.90	$7.30	1.44%
Class 2	$1,000.00	$485.74	$5.94	$1,000.00	$1,017.14	$8.06	1.59%
Class 3	$1,000.00	$486.30	$6.39	$1,000.00	$1,016.54	$8.67	1.71%
Foreign Value
Class 2	$1,000.00	$627.27	$4.46	$1,000.00	$1,019.66	$5.53	1.09%
Class 3	$1,000.00	$627.34	$4.87	$1,000.00	$1,019.15	$6.04	1.19%

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

U.S. Agency	29.2%
Asset Backed/Trade & Term Receivable	24.7
Banks-Domestic	20.8
Asset Backed/Multi-Asset	18.4
Diversified	4.6
Finance Sector-Misc.	1.3
Sovereigns/Supranational	1.0
Asset Backed/Mortgages	0.3

100.3%

Credit Quality#†

A-1+	51.4%
A-1	40.4
Not rated@	8.2

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues.
†	Source: Standard and Poor’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Weighted Average days to Maturity — 21.1 days

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 100.3%
Asset-Backed Commercial Paper — 43.2%
CAFCO LLC 1.60% due 02/18/09*	$34,000,000	$33,974,311
Cancara Asset Securitisation LLC 0.65% due 03/18/09*	14,000,000	13,988,625
Cancara Asset Securitisation LLC 2.65% due 02/05/09*	22,000,000	21,993,522
Ciesco LLC 1.55% due 02/12/09*	8,000,000	7,996,211
Ciesco LLC 2.12% due 02/04/09*	5,000,000	4,999,117
Edison Asset Securitization LLC 2.17% due 02/04/09*	5,000,000	4,999,096
Fairway Finance Corp. 0.40% due 02/25/09*	31,000,000	30,991,733
Fairway Finance Corp 1.70% due 02/12/09*	4,000,000	3,997,922
Falcon Asset Securitization Co. LLC 1.50% due 02/12/09*	10,000,000	9,995,417
Gemini Securitization Corp. LLC 2.25% due 02/05/09*	15,000,000	14,996,250
Gemini Securitization Corp. LLC 2.85% due 02/09/09*	22,000,000	21,986,067
Gotham Funding Corp. 1.70% due 02/05/09*	15,000,000	14,997,167
Govco LLC 1.53% due 02/13/09*	1,000,000	999,490
Govco LLC 1.60% due 02/17/09*	20,000,000	19,985,778
Jupiter Security Co. LLC 1.40% due 02/09/09*	32,000,000	31,990,044
Old Line Funding LLC 1.50% due 02/12/09*	30,000,000	29,986,250
Park Avenue Receivables Corp. 1.40% due 02/17/09*	20,000,000	19,987,555
Sheffield Receivable 1.60% due 02/11/09*	23,000,000	22,989,778
Victory Receivables Corp. 0.55% due 02/26/09*	15,000,000	14,994,271
Victory Receivables Corp. 1.05% due 02/09/09*	6,000,000	5,998,600

Total Asset-Backed Commercial Paper (cost $331,847,204)		331,847,204

Certificates of Deposit — 7.9%
Chase Bank USA NA 1.75% due 02/18/09	33,000,000	33,000,000
US Bank NA 0.45% due 04/21/09	20,000,000	19,968,600
US Bank NA 0.50% due 05/21/09	8,000,000	7,980,320

Total Certificates of Deposit (cost $60,999,889)		60,948,920

Commercial Paper — 18.7%
Citigroup Funding Inc. 0.20% due 02/13/09	10,000,000	9,999,333
General Electric Co. 0.27% due 02/02/09	35,000,000	34,999,738
PNC Funding Corp. 3.00% due 03/12/09	38,000,000	37,876,500
SunTrust Banks Inc. 0.40% due 02/19/09	26,000,000	25,994,800
Wells Fargo & Co. 0.13% due 02/02/09	35,000,000	34,999,878

Total Commercial Paper (cost $143,870,249)		143,870,249

Corporate Notes — 0.3%
Cheyne Finance LLC 4.83% due 04/08/09*(1)(2)(3)(4)(5)(6)	3,157,859	81,473
Cheyne Finance LLC 4.83% due 10/25/09*(1)(2)(3)(4)(5)(6)	2,169,914	55,984
Issuer Entity LLC 0.71% due 10/29/09*(1)(2)(3)(7)	7,569,052	2,305,533

Total Corporate Notes (cost $7,705,515)		2,442,990

Sovereign Agency — 29.2%
Federal Home Loan Bank Discount Notes 0.01% due 02/02/09	60,669,000	60,668,983
Federal Home Loan Bank Discount Notes 0.57% due 07/20/09	4,000,000	3,990,840
Federal Home Loan Bank Discount Notes 1.05% due 02/23/09	20,000,000	19,987,167
Federal Home Loan Bank Discount Notes 2.48% due 02/09/09	10,000,000	9,994,489
Federal Home Loan Mtg. Corp. Discount Notes 0.32% due 04/01/09	2,000,000	1,998,951
Federal Home Loan Mtg. Corp. Discount Notes 0.33% due 04/01/09	20,000,000	19,989,183
Federal Home Loan Mtg. Corp. Discount Notes 1.15% due 04/02/09	25,000,000	24,990,500
Federal Home Loan Mtg. Corp. Discount Notes 2.61% due 02/19/09	63,000,000	62,917,785
Federal National Mtg. Assoc. Discount Notes 0.34% due 05/11/09	13,997,000	13,984,403
Federal National Mtg. Assoc. Discount Notes 0.54% due 06/22/09	6,000,000	5,989,020

Total Sovereign Agency (cost $224,469,161)		224,511,321

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)

U.S. Government Treasuries — 1.0%
United States Treasury Bills 0.31% due 07/23/09 (cost $7,988,151)	$8,000,000	$7,987,600

Total Short-Term Investment Securities — 100.3% (cost $776,880,169)		771,608,284

TOTAL INVESTMENTS (cost $776,880,169)(8)	100.3%	771,608,284
Liabilities in excess of other assets	(0.3)	(2,090,631)

NET ASSETS	100.0%	$769,517,653

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2009, the aggregate value of these securities was $334,290,194 representing 43.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security; see Note 2
(2)	Illiquid security. At January 31, 2009, the aggregate value of these securities was $2,442,990 representing 0.3% of net assets.
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2009.
(4)	Security in default
(5)	Security issued by a structured investment vehicle (“SIV”). These SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(6)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of January 31, 2009, represents the Notes’ residual value that may be distributed to the Portfolio.
(7)	The secured liquidity notes (“SLNs”) issued by the Ottimo Funding Ltd. (“Ottimo”) and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the “New Notes”) issued by a new entity, Issuer Entity, LLC (“Issuer Entity”), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issued of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs). Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes were scheduled to mature on October 30, 2008 but were extended to October 30, 2009 by a vote of holders of two-thirds of the outstanding principal balance of the New Notes. The New Notes pay interest at a rate based on the weighted average coupon rate of the underlying collateral.
(8)	See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Electric-Integrated	5.7%
Diversified Banking Institutions	5.1
Special Purpose Entities	3.8
Telephone-Integrated	3.3
Oil Companies-Exploration & Production	3.2
Cable TV	3.2
Cellular Telecom	2.9
Banks-Commercial	2.4
Pipelines	2.2
Telecom Services	1.8
Oil Companies-Integrated	1.5
Real Estate Investment Trusts	1.4
Transport-Rail	1.4
Diversified Financial Services	1.4
Investment Management/Advisor Services	1.3
Sovereign	1.3
Diversified Manufacturing Operations	1.3
Finance-Other Services	1.3
Food-Misc.	1.3
Finance-Auto Loans	1.3
Consumer Products-Misc.	1.2
Medical Products	1.2
United States Treasury Bonds	1.1
Medical-Hospitals	1.1
Multimedia	1.1
Finance-Investment Banker/Broker	1.1
Aerospace/Defense	1.0
Auto-Cars/Light Trucks	0.9
Medical-HMO	0.9
Electric-Generation	0.9
Advertising Services	0.9
Chemicals-Specialty	0.8
Beverages-Non-alcoholic	0.8
Insurance-Property/Casualty	0.8
Finance-Credit Card	0.8
Diversified Minerals	0.8
Time Deposits	0.8
Chemicals-Diversified	0.8
Paper & Related Products	0.8
Insurance-Life/Health	0.8
Medical-Biomedical/Gene	0.8
Satellite Telecom	0.8
Insurance-Reinsurance	0.8
Insurance-Multi-line	0.7
Casino Hotels	0.7
Retail-Drug Store	0.7
Telecommunication Equipment	0.7
Broadcast Services/Program	0.7
Enterprise Software/Service	0.7
Schools	0.7
Commercial Services	0.7
Computer Services	0.7
Finance-Consumer Loans	0.6
Retail-Petroleum Products	0.6
Retail-Discount	0.6
Rental Auto/Equipment	0.6
Containers-Metal/Glass	0.5
Banks-Fiduciary	0.5
Electronics-Military	0.5
Computers	0.5
Insurance-Mutual	0.5
Independent Power Producers	0.5
Non-Hazardous Waste Disposal	0.5
Precious Metals	0.5
Savings & Loans/Thrifts	0.4
Appliances	0.4
Wire & Cable Products	0.4
Medical-Drugs	0.4
Distribution/Wholesale	0.4
Tobacco	0.4
Diversified Operations	0.4
Industrial Gases	0.4
Machinery-General Industrial	0.3
Containers-Paper/Plastic	0.3
Metal-Diversified	0.3
Finance-Commercial	0.3
Oil-Field Services	0.3
Instruments-Controls	0.3
Brewery	0.3
Networking Products	0.3
Banks-Super Regional	0.3
Data Processing/Management	0.3
Gambling (Non-Hotel)	0.3
Electric-Distribution	0.3
Airlines	0.3
Power Converter/Supply Equipment	0.3
Advertising Sales	0.3
Building Products-Wood	0.3
Publishing-Periodicals	0.3
Coatings/Paint	0.3
Semiconductor Equipment	0.3
Applications Software	0.3
Retail-Consumer Electronics	0.3
Building & Construction Products-Misc.	0.3
Mining	0.2
Investment Companies	0.2
Beverages-Wine/Spirits	0.2
Electronic Components-Misc.	0.2
Theaters	0.2
Casino Services	0.2
Quarrying	0.2
Food-Dairy Products	0.2
Commercial Services-Finance	0.2
Oil Refining & Marketing	0.2
Pharmacy Services	0.2
Agricultural Chemicals	0.2
Forestry	0.2
Retail-Restaurants	0.2
Food-Meat Products	0.2
Medical-Outpatient/Home Medical	0.2
Retail-Automobile	0.2
Gas-Distribution	0.2
Steel Pipe & Tube	0.2
Food-Retail	0.2
Direct Marketing	0.2
Vitamins & Nutrition Products	0.2
Electronic Connectors	0.2
Metal-Aluminum	0.2
Seismic Data Collection	0.2
Banks-Special Purpose	0.2
Fisheries	0.2
Building & Construction-Misc.	0.1
Steel-Producers	0.1
Non-Ferrous Metals	0.1

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited) — (continued)

Computers-Memory Devices	0.1%
Machinery-Electrical	0.1
Cruise Lines	0.1
U.S. Government Treasuries	0.1
Electric Products-Misc.	0.1
Engines-Internal Combustion	0.1
Racetracks	0.1
Auto/Truck Parts & Equipment-Original	0.1
Hotels/Motels	0.1
Retail-Convenience Store	0.1
Medical Instruments	0.1
Home Furnishings	0.1
Miscellaneous Manufacturing	0.1
Oil Field Machinery & Equipment	0.1
Health Care Cost Containment	0.1
Retail-Regional Department Stores	0.1
Optical Supplies	0.1
Television	0.1
Computers-Integrated Systems	0.1
Aerospace/Defense-Equipment	0.1
Rubber-Tires	0.1
Transport-Services	0.1

98.3%

Credit Quality†#

Government-Agency	0.1%
Government-Treasury	1.2
AAA	2.6
AA	4.5
A	27.3
BBB	32.0
BB	10.0
B	13.0
CCC	7.3
C	0.1
Below C	0.1
Not Rated@	1.8

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues, excluding short-term securities.

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES — 0.0%
Diversified Financial Services — 0.0%
125 Home Loan Owner Trust Series 1998-1A, Class B1 9.76% due 02/15/29*(1)	$40,560	$26,364
SMFC Trust Series 1997-A, Class B1-4 5.74% due 01/28/27*(1)(2)(3)	5,193	2,597

Total Asset Backed Securities (cost $45,410)		28,961

CONVERTIBLE BONDS & NOTES — 0.0%
Distribution/Wholesale — 0.0%
School Specialty, Inc. Senior Sub. Notes 3.75% due 08/01/23 (cost $200,024)	250,000	198,013

CORPORATE BONDS & NOTES — 80.6%
Advertising Sales — 0.3%
Lamar Media Corp Company Guar. Notes 7.25% due 01/01/13	1,275,000	1,048,688
Lamar Media Corp. Senior Notes 6.63% due 08/15/15	1,425,000	1,068,750

		2,117,438

Advertising Services — 0.9%
Blackrock, Inc. Senior Notes 6.25% due 09/15/17	7,190,000	6,466,283
R.H. Donnelley Corp. Senior Notes Class A-1 6.88% due 01/15/13	350,000	31,500
R.H. Donnelley Corp. Senior Notes Class A-2 6.88% due 01/15/13	325,000	29,250
WDAC Subsidiary Corp. Senior Notes 8.38% due 12/01/14*	1,225,000	330,750

		6,857,783

Aerospace/Defense — 1.0%
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	1,175,000	1,128,000
Boeing Co. Notes 5.13% due 02/15/13	1,000,000	1,029,845
Boeing Co. Debentures 8.75% due 09/15/31	900,000	1,086,783
Lockheed Martin Corp. Senior Notes 4.12% due 03/14/13	970,000	989,143
Lockheed Martin Corp. Company Guar. Notes 7.65% due 05/01/16	2,000,000	2,271,990
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14	1,800,000	1,620,000

		8,125,761

Aerospace/Defense-Equipment — 0.1%
Sequa Corp Senior Notes 13.50% due 12/01/15*(5)	374,023	130,908
Sequa Corp. Senior Notes 11.75% due 12/01/15*	875,000	350,000

		480,908

Agricultural Chemicals — 0.1%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	700,000	637,000
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	525,000	493,500

		1,130,500

Agricultural Operations — 0.0%
Eurofresh, Inc. Senior Notes 11.50% due 01/15/13*†(8)	400,000	92,000

Airlines — 0.3%
Southwest Airlines Co. Notes 6.50% due 03/01/12	1,320,000	1,226,662
Southwest Airlines Co. Debentures 7.38% due 03/01/27	1,215,000	915,432

		2,142,094

Appliances — 0.4%
ALH Finance LLC/ALH Finance Corp. Senior Sub. Notes 8.50% due 01/15/13	1,075,000	892,250
Whirlpool Corp. Senior Notes 5.50% due 03/01/13	2,730,000	2,375,280

		3,267,530

Applications Software — 0.3%
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/16	1,275,000	739,500
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	1,400,000	1,232,000

		1,971,500

Auto-Cars/Light Trucks — 0.9%
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13	1,620,000	1,551,924
DaimlerChrysler NA Holding Corp. Notes 4.88% due 06/15/10	5,000,000	4,896,510
Ford Motor Co. Notes 7.45% due 07/16/31	650,000	143,000
General Motors Corp. Notes 7.20% due 01/15/11	1,000,000	205,000
General Motors Corp. Debentures 7.40% due 09/01/25	2,800,000	336,000

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)

General Motors Corp. Senior Bonds 8.38% due 07/15/33	$1,050,000	$147,000
General Motors Corp. Notes 9.45% due 11/01/11	250,000	36,250

		7,315,684

Auto/Truck Parts & Equipment-Original — 0.1%
Tenneco Automotive, Inc. Company Guar. Notes 8.63% due 11/15/14	750,000	228,750
United Components, Inc. Senior Sub. Notes 9.38% due 06/15/13	1,650,000	511,500

		740,250

Banks-Commercial — 2.3%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	1,236,000	307,627
Hudson United Bank Sub. Notes 7.00% due 05/15/12	1,000,000	1,048,301
Manufacturers & Traders Trust Co. Sub. Notes 5.63% due 12/01/21(6)	2,235,000	1,597,317
Marshall & Ilsley Bank Notes 4.40% due 03/15/10	2,500,000	2,420,292
Marshall & Ilsley Corp. Notes 5.35% due 04/01/11	2,500,000	2,451,770
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	1,700,000	1,690,092
State Street Bank & Trust Co. Sub. Notes 5.30% due 01/15/16	770,000	715,020
US Bank NA. Sub. Notes 4.95% due 10/30/14	3,690,000	3,643,307
Wachovia Bank NA Sub. Notes 4.80% due 11/01/14	2,000,000	1,822,164
Wachovia Bank NA Sub. Notes 4.88% due 02/01/15	1,350,000	1,234,917
Zions Bancorp. Sub. Notes 5.50% due 11/16/15	1,490,000	1,048,509

		17,979,316

Banks-Fiduciary — 0.5%
Northern Trust Corp. Senior Notes 5.30% due 08/29/11	960,000	970,510
Wilmington Trust Corp. Notes 8.50% due 04/02/18	2,850,000	3,198,680

		4,169,190

Banks-Super Regional — 0.3%
Banc One Corp. Sub. Debentures 8.00% due 04/29/27	460,000	488,255
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	1,360,000	1,285,101
Wachovia Corp. Notes 5.75% due 02/01/18	520,000	511,758

		2,285,114

Beverages-Non-alcoholic — 0.8%
Bottling Group LLC Senior Notes 5.50% due 04/01/16	3,710,000	3,766,915
PepsiCo, Inc. Senior Notes 4.65% due 02/15/13	2,675,000	2,850,790

		6,617,705

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	550,000	528,000
Constellation Brands, Inc. Company Guar. Notes 8.38% due 12/15/14	1,375,000	1,368,125

		1,896,125

Broadcast Services/Program — 0.1%
Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	1,600,000	712,000

Building & Construction Products-Misc. — 0.2%
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	1,425,000	1,140,000
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14	375,000	76,875
Nortek, Inc. Senior Notes 10.00% due 12/01/13	450,000	261,000
Panolam Industries International, Inc. Company Guar. Notes 10.75% due 10/01/13	325,000	130,000
Ply Gem Industries, Inc. Senior Notes 11.75% due 06/15/13	600,000	333,000

		1,940,875

Building & Construction-Misc. — 0.1%
Esco Corp. Senior Notes 8.63% due 12/15/13*	1,475,000	1,150,500

Building Products-Wood — 0.3%
Masco Corp. Senior Bonds 4.80% due 06/15/15	3,000,000	2,074,605

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Cable TV — 2.9%
Comcast Cable Communications LLC Senior Notes 7.13% due 06/15/13	$7,750,000	$8,030,984
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	500,000	517,202
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	5,335,000	4,920,967
COX Communications, Inc. Notes 7.13% due 10/01/12	1,950,000	1,922,552
CSC Holdings, Inc. Debentures 8.13% due 08/15/09	1,500,000	1,507,500
DirecTV Holdings LLC Senior Notes 8.38% due 03/15/13	1,949,000	1,958,745
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14	1,900,000	1,729,000
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	2,450,000	2,276,359

		22,863,309

Casino Hotels — 0.7%
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	1,950,000	1,101,750
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/16	725,000	391,500
MGM Mirage, Inc. Company Guar. Notes 8.38% due 02/01/11	1,800,000	1,044,000
MGM Mirage, Inc. Senior Notes 13.00% due 11/15/13*	550,000	493,625
San Pasqual Casino Development Group Notes 8.00% due 09/15/13*	1,125,000	855,000
Seminole Hard Rock Entertainment, Inc. Sec. Notes 4.50% due 03/15/14*(6)	1,400,000	665,000
Wynn Las Vegas LLC 1st Mtg. Bonds 6.63% due 12/01/14	1,700,000	1,238,875

		5,789,750

Casino Services — 0.2%
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. Mtg. Backed Notes 10.25% due 06/15/15*	925,000	101,750
Herbst Gaming, Inc. Company Guar. Notes 7.00% due 11/15/14†(7)(8)(9)(17)	625,000	1,562
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	1,625,000	869,375
Indianapolis Downs LLC & Capital Corp. Senior Sub. Notes 15.50% due 11/01/13*(18)	87,109	34,844
Tunica-Biloxi Gaming Authority Senior Notes 9.00% due 11/15/15*	1,150,000	874,000

		1,881,531

Cellular Telecom — 1.5%
Alltel Communications, Inc. Senior Notes 10.38% due 12/01/17*	450,000	505,926
Centennial Communications Corp. Senior Notes 7.19% due 01/01/13(6)	950,000	935,750
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	796,000	839,780
Centennial Communications Corp./Cellular Operating Co., LLC Senior Notes 8.13% due 02/01/14	300,000	307,500
Cingular Wireless LLC Senior Notes 6.50% due 12/15/11	1,000,000	1,051,629
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	4,750,000	5,600,107
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	2,250,000	2,084,063
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	1,125,000	528,750

		11,853,505

Chemicals-Diversified — 0.8%
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	3,630,000	3,737,031
E.I. Du Pont de Nemours & Co. Senior Notes 6.00% due 07/15/18	1,000,000	1,026,049
Rohm & Haas Co. Notes 6.00% due 09/15/17	1,400,000	1,182,273
Union Carbide Chemical & Plastics Co., Inc. Debentures 7.88% due 04/01/23	225,000	180,000
Union Carbide Corp. Debentures 7.50% due 06/01/25	75,000	57,375

		6,182,728

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Chemicals-Specialty — 0.8%
Albemarle Corp. Senior Notes 5.10% due 02/01/15	$3,440,000	$2,969,219
Chemtura Corp. Company Guar. Notes 6.88% due 06/01/16(17)(19)	1,375,000	446,875
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	3,450,000	3,225,750

		6,641,844

Coatings/Paint — 0.3%
RPM International, Inc. Senior Note 4.45% due 10/15/09	2,350,000	2,045,661

Commercial Services — 0.7%
ARAMARK Corp. Company Guar. Notes 6.69% due 02/01/15(6)	300,000	243,000
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	3,175,000	3,087,688
Ceridian Corp. Senior Notes 11.25% due 11/15/15	1,400,000	756,000
US Investigations Services, Inc. Company Guar. Notes 10.25% due 11/01/15*	1,050,000	819,000
US Investigations Services, Inc. Company Guar. Notes 11.75% due 05/01/16*	475,000	323,000

		5,228,688

Commercial Services-Finance — 0.2%
iPayment, Inc. Company Guar. Notes 9.75% due 05/15/14	975,000	585,000
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16	1,125,000	1,068,750

		1,653,750

Computer Services — 0.7%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,825,000	1,058,500
Sungard Data Systems, Inc. Senior Notes 5.13% due 02/28/14*	2,200,000	1,826,000
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	450,000	375,750
Sungard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	2,150,000	1,462,000
Unisys Corp. Senior Notes 12.50% due 01/15/16	1,025,000	415,125

		5,137,375

Computers — 0.5%
Dell, Inc. Debentures 7.10% due 04/15/28	1,000,000	926,083
Hewlett-Packard Co. Senior Notes 6.13% due 03/01/14	1,780,000	1,950,716
International Business Machines Corp. Senior Notes 5.70% due 09/14/17	1,000,000	1,059,919

		3,936,718

Computers-Integrated Systems — 0.1%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	1,050,000	546,000

Consumer Products-Misc. — 1.3%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	1,225,000	980,000
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	2,350,000	1,692,000
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	6,775,000	5,962,000
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(4)	825,000	726,000
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	1,750,000	717,500
Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15	225,000	108,000

		10,365,500

Containers-Metal/Glass — 0.5%
Ball Corp. Company Guar. Notes 6.63% due 03/15/18	1,325,000	1,252,125
Crown Americas LLC Senior Notes 7.75% due 11/15/15	1,650,000	1,666,500
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	1,325,000	1,331,625
Russell-Stanley Holdings, Inc. Senior Sub. Notes 9.00% due 11/30/08*†(1)(7)(8)(9)(10)	13,694	635

		4,250,885

Containers-Paper/Plastic — 0.3%
Berry Plastics Holding Corp. Sec. Notes 8.88% due 09/15/14	1,275,000	624,750
Graphic Packaging International, Inc. Senior Sub. Notes 9.50% due 08/15/13	2,650,000	2,014,000

		2,638,750

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Data Processing/Management — 0.3%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	$1,650,000	$924,000
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	1,520,000	1,341,345

		2,265,345

Direct Marketing — 0.2%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	200,000	88,000
Affinity Group, Inc. Senior Notes 10.88% due 02/15/12(5)	386,559	216,473
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	1,075,000	967,500

		1,271,973

Distribution/Wholesale — 0.4%
Baker & Taylor, Inc. Company Guar. Notes 11.50% due 07/01/13*	900,000	361,125
Nebraska Book Co., Inc. Senior Sub. Notes 8.63% due 03/15/12	2,625,000	1,325,625
SGS International, Inc. Company Guar. Notes 12.00% due 12/15/13	2,250,000	1,130,625

		2,817,375

Diversified Banking Institutions — 5.1%
Bank of America Corp. Senior Notes 5.38% due 06/15/14	6,000,000	5,714,988
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	4,440,000	3,983,857
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	3,435,000	2,704,348
GMAC LLC Company Guar. Notes 7.00% due 02/01/12*	1,820,000	1,327,999
GMAC LLC Company Guar. Notes 8.00% due 11/01/31*	1,412,000	845,740
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	8,000,000	7,707,768
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/18	6,330,000	6,355,808
Morgan Stanley Notes 4.00% due 01/15/10	1,000,000	986,269
Morgan Stanley Notes 5.30% due 03/01/13	2,000,000	1,841,074
Morgan Stanley Senior Notes 5.95% due 12/28/17	1,130,000	980,320
Morgan Stanley Senior Notes 6.00% due 04/28/15	1,980,000	1,794,434
Morgan Stanley Senior Notes 6.63% due 04/01/18	3,090,000	2,827,699
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	2,940,000	2,684,620

		39,754,924

Diversified Financial Services — 1.4%
Capmark Financial Group, Inc. Senior Notes 6.30% due 05/10/17	1,920,000	634,915
General Electric Capital Corp. Notes 4.25% due 06/15/12	1,500,000	1,411,242
General Electric Capital Corp. Notes 5.63% due 05/01/18	7,080,000	6,528,950
ZFS Finance USA Trust I Bonds 6.15% due 12/15/65*(6)	3,650,000	2,076,992

		10,652,099

Diversified Manufacturing Operations — 1.0%
Dover Corp. Senior Notes 5.45% due 03/15/18	2,400,000	2,418,703
Harsco Corp. Senior Notes 5.75% due 05/15/18	1,650,000	1,645,146
Ingersoll Rand Global Holding Co. Company Guar. Notes 6.88% due 08/15/18	1,670,000	1,568,467
Koppers Holdings, Inc. Senior Notes 9.88% due 11/15/14(4)	375,000	309,844
Koppers Industries Company Guar. Notes 9.88% due 10/15/13	769,000	726,705
SPX Corp. Senior Notes 7.63% due 12/15/14*	1,325,000	1,219,000

		7,887,865

Diversified Operations — 0.2%
American Achievement Group Holding Senior Notes 16.75% due 10/01/12(5)	137,282	42,214
Kansas City Southern Railway Co. Company Guar. Notes 13.00% due 12/15/13	400,000	414,000
Kansas City Southern Railway Co. Senior Notes 8.00% due 06/01/15	825,000	742,500
Nebco Evans Holding Co. Senior Notes 12.38% due 07/15/07†(1)(7)(9)	125,000	0

		1,198,714

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Electric Products-Misc. — 0.1%
Emerson Electric Co. Notes 4.88% due 10/15/19	$980,000	$954,957

Electric-Distribution — 0.3%
Ameren Union Electric Co. Senior Notes 6.00% due 04/01/18	2,360,000	2,173,074

Electric-Generation — 0.8%
Edison Mission Energy Senior Notes 7.00% due 05/15/17	2,100,000	1,953,000
Edison Mission Energy Senior Notes 7.75% due 06/15/16	1,875,000	1,800,000
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/17*	2,462,032	2,318,299

		6,071,299

Electric-Integrated — 5.3%
Alabama Power Co. Senior Notes 5.50% due 10/15/17	1,000,000	1,014,125
Alabama Power Co. Debentures 5.70% due 02/15/33	1,000,000	952,536
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/36	1,145,000	832,508
CMS Energy Corp. Senior Notes 6.88% due 12/15/15	125,000	114,315
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	5,110,000	4,919,397
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	820,000	812,171
Consolidated Edison Co. of New York Notes 5.50% due 09/15/16	960,000	978,221
Dominion Resources, Inc Senior Notes 5.95% due 06/15/35	1,500,000	1,275,421
Duke Energy Indiana, Inc. 1st Mtg. Bonds 6.35% due 08/15/38	460,000	458,540
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17	125,000	98,750
Exelon Generation Co. LLC Notes 5.35% due 01/15/14	1,000,000	919,718
FPL Energy National Wind Portfolio LLC Sec. Notes 6.13% due 03/25/19*	94,470	81,111
FPL Group Capital, Inc. Company Guar. Notes 5.35% due 06/15/13	1,000,000	1,020,888
FPL Group Capital, Inc. Company Guar. Notes 7.88% due 12/15/15	280,000	322,764
MidAmerican Energy Co. Notes 4.65% due 10/01/14	800,000	793,598
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/37	4,750,000	4,340,398
Northern States Power/MN 1st Mtg. Bonds 5.25% due 03/01/18	1,435,000	1,451,043
Pacific Gas & Electric Co. Senior Notes 4.20% due 03/01/11	4,100,000	4,123,858
Pacific Gas & Electric Co. Senior Notes 4.80% due 03/01/14	1,000,000	1,008,386
Pacific Gas & Electric Co. Notes 6.05% due 03/01/34	1,660,000	1,697,118
PPL Energy Supply LLC Senior Notes 6.00% due 12/15/36	1,540,000	1,001,727
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	1,000,000	1,032,197
PSI Energy, Inc. Senior Notes 6.05% due 06/15/16	2,335,000	2,248,465
Sierra Pacific Resources Senior Notes 6.75% due 08/15/17	725,000	533,437
Texas Competitive Electric Holdings Co., LLC Series A, Company Guar. Notes 10.25% due 11/01/15	3,900,000	2,886,000
Texas Competitive Electric Holdings Co., LLC Series B, Company Guar. Notes 10.25% due 11/01/15	400,000	296,000
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	3,370,000	3,415,023
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/36	860,000	687,641
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/14	2,000,000	1,933,344

		41,248,700

Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Senior Notes 8.88% due 12/15/14	750,000	165,000
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(18)	1,475,000	195,438

		360,438

Electronic Connectors — 0.2%
Thomas & Betts Corp. Notes 7.25% due 06/01/13	1,205,000	1,243,356

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Electronics-Military — 0.5%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	$300,000	$274,500
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	725,000	681,500
L-3 Communications Corp. Company Guar. Notes 6.13% due 01/15/14	2,275,000	2,115,750
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	1,150,000	1,078,125

		4,149,875

Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp. Company Guar. Notes 8.88% due 03/15/11	960,000	931,200

Enterprise Software/Service — 0.7%
BMC Software, Inc. Senior Notes 7.25% due 06/01/18	1,175,000	1,050,933
Oracle Corp. Notes 6.50% due 04/15/38	3,920,000	4,262,584

		5,313,517

Finance-Auto Loans — 1.3%
American Honda Finance Corp. Notes 4.63% due 04/02/13*	2,860,000	2,646,143
Ford Motor Credit Co. LLC Senior Notes 7.25% due 10/25/11	2,375,000	1,690,988
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	1,025,000	613,760
Ford Motor Credit Co. LLC Senior Notes 9.88% due 08/10/11	3,925,000	2,918,438
Nissan Motor Acceptance Corp. Senior Notes 5.63% due 03/14/11*	2,210,000	2,164,958

		10,034,287

Finance-Commercial — 0.3%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	2,300,000	1,715,570
Textron Financial Corp. Jr. Sub. Bonds 6.00% due 02/15/67*(6)	2,400,000	524,923

		2,240,493

Finance-Consumer Loans — 0.6%
HSBC Finance Capital Trust IX Company Guar. Bonds 5.91% due 11/30/35(6)	3,700,000	1,432,640
HSBC Finance Corp. Notes 4.75% due 04/15/10	860,000	851,889
HSBC Finance Corp. Notes 5.00% due 06/30/15	3,070,000	2,776,376

		5,060,905

Finance-Credit Card — 0.8%
American Express Co. Senior Notes 4.88% due 07/15/13	1,600,000	1,485,847
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	4,220,000	4,083,985
MBNA Corp. Senior Notes 7.50% due 03/15/12	1,000,000	1,019,410

		6,589,242

Finance-Investment Banker/Broker — 1.1%
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	2,760,000	2,764,430
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	1,500,000	1,010,216
Lehman Brothers Holdings, Inc. Bonds 7.88% due 08/15/10†(8)(10)	4,250,000	595,000
The Bear Stearns Cos., Inc. Notes 7.25% due 02/01/18	3,810,000	4,055,558

		8,425,204

Finance-Other Services — 1.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 7.13% due 02/15/13	925,000	753,875
National Rural Utilities Cooperative Finance Corp. Senior Notes 5.50% due 07/01/13	2,120,000	2,156,172
National Rural Utilities Cooperative Finance Corp Notes 5.45% due 02/01/18	2,620,000	2,504,492
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 9.25% due 04/01/15	1,425,000	1,140,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 10.63% due 04/01/17	1,175,000	693,250
TIAA Global Markets, Inc. Notes 4.95% due 07/15/13*	2,470,000	2,458,189

		9,705,978

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Debentures 6.63% due 10/01/28	$250,000	$105,846

Fisheries — 0.2%
ASG Consolidated LLC/ASG Finance, Inc. Senior Notes 11.50% due 11/01/11(4)	1,350,000	1,161,000

Food-Dairy Products — 0.2%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	1,875,000	1,734,375

Food-Meat Products — 0.2%
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13	1,175,000	846,000
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	950,000	643,625

		1,489,625

Food-Misc. — 1.3%
B&G Foods Holding Corp. Senior Notes 8.00% due 10/01/11	675,000	607,500
Del Monte Corp. Company Guar. Notes 6.75% due 02/15/15	600,000	564,000
General Mills, Inc. Notes 5.70% due 02/15/17	2,370,000	2,417,331
Kellogg Co. Senior Notes 4.25% due 03/06/13	1,540,000	1,553,765
Kellogg Co. Senior Notes 5.13% due 12/03/12	1,120,000	1,172,021
Kraft Foods, Inc. Notes 5.25% due 10/01/13	2,500,000	2,576,792
Michael Foods, Inc. Senior Sub. Notes 8.00% due 11/15/13	1,700,000	1,496,000

		10,387,409

Food-Retail — 0.2%
Jitney-Jungle Stores of America, Inc. Company Guar. Notes 10.38% due 09/15/07†(1)(7)(9)	125,000	0
The Kroger Co. Senior Notes 6.90% due 04/15/38	1,290,000	1,309,395

		1,309,395

Forestry — 0.2%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	2,175,000	1,522,065

Gambling (Non-Hotel) — 0.3%
Great Canadian Gaming Corp. Company Guar. Notes 7.25% due 02/15/15*	1,450,000	1,000,500
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/14	1,425,000	762,375
Shingle Springs Tribal Gaming Authority Senior Notes 9.38% due 06/15/15*	800,000	492,000

		2,254,875

Gas-Distribution — 0.2%
Atmos Energy Corp. Senior Notes 5.13% due 01/15/13	1,510,000	1,418,094

Golf — 0.0%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11(19)	450,000	135,000

Health Care Cost Containment — 0.1%
Viant Holdings, Inc. Company Guar. Notes 9.88% due 07/15/17*	1,780,000	623,000

Home Furnishings — 0.1%
Norcraft Holdings LP/Norcraft Capital Corp. Senior Notes 9.75% due 09/01/12(4)	225,000	173,250
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	1,150,000	483,000

		656,250

Hotel/Motels — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	1,470,000	728,676

Independent Power Producers — 0.5%
NRG Energy, Inc. Company Guar. Notes 7.25% due 02/01/14	2,150,000	2,053,250
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,800,000	1,714,500

		3,767,750

Industrial Gases — 0.4%
Airgas, Inc. Senior Notes 7.13% due 10/01/18*	250,000	230,000
Praxair, Inc. Senior Notes 4.63% due 03/30/15	2,485,000	2,555,974

		2,785,974

Instruments-Controls — 0.3%
Thermo Electron Corp. Senior Notes 5.00% due 06/01/15	2,584,000	2,441,880

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Insurance-Life/Health — 0.8%
Pacific Life Corp. Bonds 6.60% due 09/15/33*	$2,700,000	$2,203,097
Pacific Life Global Funding Notes 5.15% due 04/15/13*	2,350,000	2,189,580
Prudential Financial, Inc. Notes 6.63% due 12/01/37	2,130,000	1,589,809

		5,982,486

Insurance-Multi-line — 0.5%
Allstate Corp. Senior Notes 5.00% due 08/15/14	2,000,000	1,943,696
CNA Financial Corp. Notes 6.00% due 08/15/11	1,050,000	805,947
CNA Financial Corp. Notes 6.50% due 08/15/16	280,000	202,726
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/16	830,000	786,123
USF&G Capital II Company Guar. Notes 8.31% due 07/01/46*	250,000	208,283

		3,946,775

Insurance-Mutual — 0.5%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	3,600,000	2,988,256
Union Central Life Insurance Notes 8.20% due 11/01/26*	1,250,000	945,720

		3,933,976

Insurance-Property/Casualty — 0.8%
Ace INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	2,050,000	1,939,407
Ace INA Holdings, Inc. Company Guar. Notes 5.70% due 02/15/17	3,010,000	2,819,512
Chubb Corp. Senior Notes 5.75% due 05/15/18	630,000	607,888
Travelers Cos., Inc. Senior Notes 5.50% due 12/01/15	775,000	760,478
Travelers Cos., Inc. Jr. Sub. Debentures 6.25% due 03/15/37(6)	725,000	478,344

		6,605,629

Insurance-Reinsurance — 0.8%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.85% due 01/15/15	5,925,000	5,907,717

Investment Management/Advisor Services — 0.7%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	1,550,000	1,345,809
FMR Corp. Bonds 7.57% due 06/15/29*	2,200,000	2,027,764
Janus Capital Group, Inc. Notes 6.25% due 06/15/12	750,000	570,714
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	1,100,000	703,993
Nuveen Investments, Inc. Senior Notes 5.00% due 09/15/10	430,000	258,000
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	430,000	93,525
Nuveen Investments, Inc. Senior Notes 10.50% due 11/15/15*	2,500,000	687,500

		5,687,305

Machinery-Electrical — 0.1%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	1,200,000	1,008,000

Machinery-General Industrial — 0.3%
Roper Industries, Inc. Senior Notes 6.63% due 08/15/13	2,660,000	2,640,994

Medical Instruments — 0.1%
Accellent, Inc. Company Guar. Notes 10.50% due 12/01/13	975,000	692,250

Medical Products — 1.2%
Baxter International, Inc. Senior Notes 6.25% due 12/01/37	1,130,000	1,195,758
Covidien International Finance SA Senior Notes 6.55% due 10/15/37	1,400,000	1,403,795
LVB Acquisition Holding LLC Company Guar. Notes 11.63% due 10/15/17	3,550,000	3,301,500
Universal Hospital Services, Inc. Senior Sec. Notes 5.94% due 06/01/15(6)	300,000	201,000
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15(18)	1,600,000	1,352,000
VWR Funding, Inc. Company Guar. Notes 10.25% due 07/15/15(18)	2,475,000	1,831,500

		9,285,553

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Medical-Biomedical/Gene — 0.8%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	$600,000	$495,000
Genentech, Inc. Senior Notes 4.75% due 07/15/15	5,500,000	5,482,972

		5,977,972

Medical-Drugs — 0.4%
Abbott Laboratories Notes 5.15% due 11/30/12	2,950,000	3,143,998

Medical-HMO — 0.9%
Aetna, Inc. Senior Notes 5.75% due 06/15/11	810,000	797,174
Cigna Corp. Senior Notes 6.35% due 03/15/18	1,635,000	1,437,701
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	3,300,000	3,201,644
WellPoint, Inc. Bonds 6.80% due 08/01/12	1,800,000	1,766,698

		7,203,217

Medical-Hospitals — 1.1%
HCA, Inc. Senior Notes 7.50% due 11/06/33	625,000	296,875
HCA, Inc. Senior Notes 9.25% due 11/15/16	2,100,000	2,005,500
HCA, Inc. Senior Notes 9.63% due 11/15/16(18)	6,025,000	5,061,000
United Surgical Partners Company Guar. Notes 9.25% due 05/01/17(18)	2,325,000	1,488,000

		8,851,375

Medical-Outpatient/Home Medical — 0.2%
CRC Health Corp. Company Guar. Notes 10.75% due 02/01/16	750,000	442,500
National Mentor Holdings, Inc. Company Guar. Notes 11.25% due 07/01/14	1,325,000	1,020,250

		1,462,750

Metal Processors & Fabrication — 0.0%
Hawk Corp. Senior Notes 8.75% due 11/01/14	275,000	275,000

Metal-Aluminum — 0.1%
Alcoa, Inc. Notes 5.55% due 02/01/17	1,470,000	1,051,792

Metal-Diversified — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	1,600,000	1,328,000

Mining — 0.2%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	2,960,000	1,924,743

Miscellaneous Manufacturing — 0.1%
Reddy Ice Holdings, Inc. Senior Notes 10.50% due 11/01/12(4)	1,350,000	641,250

Multimedia — 0.9%
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/16	650,000	669,233
News America Holdings, Inc. Company Guar. Notes 9.25% due 02/01/13	1,000,000	1,069,724
News America, Inc. Company Guar. Bonds 6.65% due 11/15/37	400,000	372,009
News America, Inc. Company Guar. Bonds 7.63% due 11/30/28	1,000,000	932,126
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	2,600,000	2,537,499
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	1,600,000	1,612,603

		7,193,194

Networking Products — 0.3%
Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	2,230,000	2,383,386

Non-Hazardous Waste Disposal — 0.5%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	1,350,000	1,316,250
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	1,025,000	994,250
Browning-Ferris Industries, Inc. Debentures 9.25% due 05/01/21	375,000	386,645
Republic Services, Inc. Senior Notes 6.75% due 08/15/11	900,000	884,998

		3,582,143

Oil Companies-Exploration & Production — 2.2%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	3,980,000	3,590,561
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 01/15/16	3,700,000	3,172,750
Forest Oil Corp. Company Guar. Bonds 7.25% due 06/15/19	650,000	541,125

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)

Forest Oil Corp. Senior Notes 7.25% due 06/15/19*	$475,000	$395,438
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	1,125,000	877,500
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/15	800,000	733,440
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10	2,250,000	2,385,000
Pioneer Natural Resources Co. Bonds 6.88% due 05/01/18	375,000	293,982
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	1,325,000	1,200,781
Range Resources Corp. Company Guar. Bonds 6.38% due 03/15/15	475,000	426,312
Range Resources Corp. Senior Notes 7.25% due 05/01/18	200,000	181,500
Range Resources Corp. Senior Sub. Notes 7.38% due 07/15/13	125,000	119,375
Sandridge Energy, Inc. Senior Notes 8.00% due 06/01/18*	975,000	770,250
Southwestern Energy Co Senior Notes 7.50% due 02/01/18*	450,000	425,250
XTO Energy, Inc. Senior Notes 6.25% due 08/01/17	1,380,000	1,321,358
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	440,000	396,836
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	605,000	549,953

		17,381,411

Oil Field Machinery & Equipment — 0.1%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	900,000	630,000

Oil Refining & Marketing — 0.2%
Reliance Industries, Ltd. Notes 8.25% due 01/15/27*	500,000	359,386
Valero Energy Corp. Senior Notes 7.50% due 04/15/32	1,540,000	1,261,673

		1,621,059

Oil-Field Services — 0.1%
Basic Energy Services, Inc. Company Guar. Notes 7.13% due 04/15/16	800,000	496,000

Optical Supplies — 0.1%
Bausch & Lomb, Inc. Senior Notes 9.88% due 11/01/15*	675,000	594,000

Paper & Related Products — 0.8%
Louisiana Pacific Corp. Senior Notes 8.88% due 08/15/10	3,540,000	2,965,741
NewPage Corp. Sec. Notes 10.00% due 05/01/12	850,000	327,250
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	1,000,000	240,000
Pope & Talbot, Inc. Debentures 8.38% due 06/01/13†(7)(8)(9)(10)	250,000	625
Rock-Tenn Co. Senior Notes 9.25% due 03/15/16*	1,375,000	1,347,500
Westvaco Corp. Debentures 7.65% due 03/15/27	1,350,000	1,184,814

		6,065,930

Pharmacy Services — 0.2%
Omnicare, Inc. Senior Sub. Notes 6.88% due 12/15/15	1,750,000	1,575,000

Pipelines — 1.8%
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	880,000	836,700
Dynegy Holdings, Inc. Senior Bonds 7.75% due 06/01/19	1,950,000	1,511,250
El Paso Energy Corp. Senior Notes 7.80% due 08/01/31	1,375,000	1,065,625
Holly Energy Partners LP Company Guar. Notes 6.25% due 03/01/15	1,400,000	1,036,000
Kinder Morgan Energy Partners Senior Notes 5.85% due 09/15/12	1,000,000	991,367
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/35	2,540,000	2,085,449
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	1,625,000	1,165,938
Pacific Energy Partners LP Company Guar. Notes 6.25% due 09/15/15	75,000	58,980
Pacific Energy Partners LP Senior Notes 7.13% due 06/15/14	250,000	219,938
Spectra Energy Capital LLC Senior Notes 6.25% due 02/15/13	3,005,000	2,860,790
Tennessee Gas Pipeline Co. Debentures 7.50% due 04/01/17	350,000	336,000

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Pipelines (continued)

Tennessee Gas Pipeline Co. Senior Notes 8.00% due 02/01/16*	$275,000	$272,938
Tennessee Gas Pipeline Co. Bonds 8.38% due 06/15/32	325,000	310,375
Transcontinental Gas Pipe Line Corp. Senior Notes 8.88% due 07/15/12	250,000	258,125
Williams Cos., Inc. Senior Notes 7.63% due 07/15/19	600,000	571,500
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	300,000	285,000

		13,865,975

Poultry — 0.0%
Pilgrim’s Pride Corp. Senior Notes 7.63% due 05/01/15†(8)(10)	450,000	175,500
Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17†(8)(10)	1,175,000	152,750

		328,250

Power Converter/Supply Equipment — 0.3%
Hubbell, Inc. Senior Notes 5.95% due 06/01/18	2,160,000	2,123,464

Publishing-Periodicals — 0.3%
Dex Media West LLC Senior Sub. Notes 9.88% due 08/15/13	1,581,000	458,490
Dex Media, Inc. Senior Notes 9.00% due 11/15/13(4)	500,000	62,500
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	1,275,000	39,844
MediMedia USA, Inc. Senior Sub. Notes 11.38% due 11/15/14*	1,475,000	958,750
Nielsen Finance LLC / Nielsen Finance Co. Senior Notes 11.63% due 02/01/14*	150,000	137,625
R.H. Donnelley Corp. Senior Notes 8.88% due 01/15/16	825,000	86,625
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17	1,150,000	115,000
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	2,100,000	189,000

		2,047,834

Quarrying — 0.2%
Compass Minerals International, Inc. Senior Notes 12.00% due 06/01/13(4)	1,737,000	1,815,165

Racetracks — 0.1%
Penn National Gaming, Inc. Senior Sub. Notes 6.75% due 03/01/15	1,075,000	870,750

Real Estate Investment Trusts — 1.3%
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	910,000	591,038
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	550,000	440,000
Host Hotels & Resorts LP Senior Notes 6.88% due 11/01/14	1,250,000	1,028,125
Host Hotels & Resorts LP Senior Notes 7.13% due 11/01/13	800,000	692,000
Liberty Property LP Senior Notes 6.63% due 10/01/17	1,300,000	926,774
ProLogis Senior Notes 5.50% due 04/01/12	980,000	613,227
Simon Property Group LP Notes 4.88% due 08/15/10	500,000	463,827
Simon Property Group LP Notes 5.60% due 09/01/11	1,010,000	892,010
Simon Property Group LP Senior Notes 6.13% due 05/30/18	1,400,000	1,079,243
Simon Property Group LP Notes 6.35% due 08/28/12	400,000	339,970
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 6.50% due 06/01/16	200,000	167,000
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 6.75% due 04/01/17	675,000	563,625
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 7.13% due 06/01/15	275,000	242,687
Ventas Realty LP/Ventas Capital Corp. Senior Notes 9.00% due 05/01/12	2,500,000	2,487,500

		10,527,026

Real Estate Operations & Development — 0.0%
Susa Partnership LP Notes 8.20% due 06/01/17	250,000	265,370

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14(8)(17)(18)	250,000	15,000
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16(8)(17)	450,000	73,125

		88,125

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Rental Auto/Equipment — 0.6%
Erac USA Finance Co. Company Guar. Notes 6.38% due 10/15/17*	$2,680,000	$1,743,294
RSC Equipment Rental Inc. Notes 9.50% due 12/01/14	2,050,000	1,296,625
The Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	1,100,000	717,750
The Hertz Corp. Company Guar. Notes 10.50% due 01/01/16	1,275,000	664,594

		4,422,263

Resort/Theme Parks — 0.0%
HRP Myrtle Beach Operations LLC Sec. Notes 7.38% due 04/01/12*†(6)(8)(9)(10)	475,000	4,750

Retail-Automobile — 0.2%
AutoNation, Inc. Senior Notes 3.09% due 04/15/13(6)	150,000	114,000
AutoNation, Inc. Company Guar. Notes 7.00% due 04/15/14	850,000	748,000
Penske Auto Group, Inc. Company Guar. Notes 7.75% due 12/15/16	1,200,000	576,000

		1,438,000

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 6.75% due 07/15/13	2,140,000	1,944,004

Retail-Convenience Store — 0.1%
Couche-Tard US Senior Sub. Notes 7.50% due 12/15/13	750,000	697,500

Retail-Discount — 0.6%
Costco Wholesale Corp. Senior Notes 5.30% due 03/15/12	2,735,000	2,904,778
Dollar General Corp. Company Guar. Notes 11.88% due 07/15/17(18)	1,825,000	1,679,000

		4,583,778

Retail-Drug Store — 0.7%
CVS Caremark Corp. Senior Notes 5.75% due 08/15/11	450,000	467,299
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	4,790,000	4,792,692
CVS Pass-Through Trust Pass Through Certs. 5.30% due 01/11/27*	717,742	514,079

		5,774,070

Retail-Office Supplies — 0.0%
U.S. Office Products Co. Senior Notes 9.75% due 06/15/30†(1)(9)	300,000	0

Retail-Petroleum Products — 0.6%
Amerigas Partners LP Senior Notes 7.25% due 05/20/15	1,050,000	971,250
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. Senior Notes 7.13% due 05/20/16	2,150,000	1,978,000
Inergy LP/ Inergy Finance Corp. Senior Notes 6.88% due 12/15/14	2,125,000	1,838,125
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	300,000	271,500

		5,058,875

Retail-Regional Department Stores — 0.1%
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	875,000	618,500

Retail-Restaurants — 0.2%
Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	800,000	456,000
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	1,325,000	1,046,750

		1,502,750

Rubber-Tires — 0.1%
American Tire Distributors, Inc. Senior Notes 10.75% due 04/01/13	375,000	281,250
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	750,000	135,000

		416,250

Savings & Loans/Thrifts — 0.4%
Astoria Financial Corp. Notes 5.75% due 10/15/12	1,700,000	1,386,146
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	2,130,000	2,063,770

		3,449,916

Schools — 0.7%
Boston University Notes 7.63% due 07/15/97	2,000,000	2,495,160
Education Management LLC Company Guar. Notes 10.25% due 06/01/16	2,350,000	1,950,500
Knowledge Learning Corp. Company Guar. Notes 7.75% due 02/01/15*	1,075,000	827,750

		5,273,410

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Semiconductor Equipment — 0.3%
KLA Tencor Corp. Senior Notes 6.90% due 05/01/18	$2,640,000	$2,007,292

Special Purpose Entities — 3.6%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(4)	1,350,000	914,625
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	1,300,000	1,306,500
Army Hawaii Family Housing Trust Bonds 5.52% due 06/15/50*	790,000	530,627
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	4,020,000	3,641,565
Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/50*	1,630,000	1,109,297
Capital One Capital IV Company Guar. Bonds 6.75% due 02/17/37(6)	2,980,000	1,494,235
CDX North America High Yield Credit Linked Certificates, Series 10-T 8.88% due 06/29/13*	8,730,000	7,202,250
Da-Lite Screen Co., Inc. Senior Notes 9.50% due 05/15/11	250,000	222,500
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	1,000,000	460,000
Fresenius U.S. Finance II Senior Notes 9.00% due 07/15/15*	125,000	125,625
Global Cash Finance Corp. Senior Sub. Notes 8.75% due 03/15/12	1,150,000	989,000
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	500,000	90,000
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	1,125,000	135,000
Kar Holdings, Inc. Senior Notes 10.00% due 05/01/15	2,125,000	765,000
Nalco Finance Holdings, Inc. Senior Notes 9.00% due 02/01/14(4)	183,000	145,943
NBC Acquisition Corp. Senior Notes 11.00% due 03/15/13(4)	800,000	404,000
Rainbow National Services LLC Senior Sub. Debentures 10.38% due 09/01/14*	1,353,000	1,369,912
Regency Energy Partners Company Guar. Notes 8.38% due 12/15/13	1,975,000	1,530,625
Sensus Metering Systems, Inc. Senior Sub. Notes 8.63% due 12/15/13	1,575,000	1,228,500
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	700,000	612,500
Universal City Development Partners Senior Notes 11.75% due 04/01/10	2,000,000	1,540,000
Universal City Florida Holding Co. Senior Notes 7.94% due 05/01/10(6)	1,075,000	526,750
Vanguard Health Holding Co. I LLC Senior Notes 11.25% due 10/01/15(4)	525,000	443,625
Vanguard Health Holding Co. II LLC Senior Sub. Notes 9.00% due 10/01/14	1,700,000	1,513,000

		28,301,079

Steel Pipe & Tube — 0.2%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/17	1,120,000	868,000
Valmont Industries, Inc. Company Guar. Notes 6.88% due 05/01/14	600,000	519,000

		1,387,000

Telecom Services — 1.6%
Digicel Group Ltd. Senior Notes 9.13% due 01/15/15*(18)	935,000	640,475
Embarq Corp. Notes 6.74% due 06/01/13	1,270,000	1,206,500
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	950,000	532,000
Qwest Corp. Senior Notes 8.88% due 03/15/12	2,050,000	2,039,750
Verizon Global Funding Corp. Notes 7.25% due 12/01/10	4,800,000	5,110,478
West Corp. Company Guar. Notes 9.50% due 10/15/14	2,400,000	1,632,000
West Corp. Company Guar. Notes 11.00% due 10/15/16	1,850,000	1,082,250

		12,243,453

Telecommunication Equipment — 0.7%
Harris Corp. Senior Notes 5.95% due 12/01/17	6,400,000	5,638,995

Telephone-Integrated — 1.3%
AT&T, Inc. Notes 5.10% due 09/15/14	2,000,000	1,998,728
BellSouth Corp. Bonds 5.20% due 09/15/14	2,000,000	2,022,964

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)

Citizens Communications Co. Senior Notes 9.00% due 08/15/31	$1,225,000	$912,625
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	5,825,000	3,902,750
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	1,225,000	820,750
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	275,000	259,875
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	375,000	369,375

		10,287,067

Television — 0.0%
Newport Television LLC/NTV Finance Corp. Senior Notes 13.00% due 03/15/17*(18)	1,100,000	90,750
Univision Communications, Inc. Company Guar. Notes 9.75% due 03/15/15*(18)	1,075,000	177,375

		268,125

Textile-Products — 0.0%
Invista Notes 9.25% due 05/01/12*	350,000	248,500

Theaters — 0.2%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	250,000	187,500
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(4)	1,900,000	1,698,125

		1,885,625

Tobacco — 0.4%
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	2,410,000	2,411,492
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/18	650,000	572,132

		2,983,624

Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	975,000	136,500

Transport-Marine — 0.0%
Holt Group, Inc. Company Guar. Notes 9.75% due 01/15/06†(1)(9)(11)(12)	100,000	0

Transport-Rail — 1.1%
Burlington North Santa Fe Corp. Notes 4.88% due 01/15/15	3,450,000	3,245,605
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/21	359,260	380,821
Norfolk Southern Corp. Senior Notes 5.75% due 01/15/16*	550,000	541,445
Norfolk Southern Corp. Senior Notes 6.75% due 02/15/11	1,295,000	1,305,914
Union Pacific Corp. Senior Notes 4.88% due 01/15/15	3,320,000	3,134,580

		8,608,365

Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	390,000	391,642

Vitamins & Nutrition Products — 0.2%
General Nutrition Centers, Inc. Company Guar. Notes 7.58% due 03/15/14(6)(18)	2,100,000	1,260,000

Wire & Cable Products — 0.4%
Belden, Inc. Senior Sub. Notes 7.00% due 03/15/17	1,450,000	1,102,000
General Cable Corp. Company Guar. Notes 7.13% due 04/01/17	2,705,000	2,164,000

		3,266,000

Wireless Equipment — 0.0%
Crown Castle International Corp. Senior Notes 9.00% due 01/15/15	275,000	266,063

Total Corporate Bonds & Notes (cost $727,966,901)		632,143,166

FOREIGN CORPORATE BONDS & NOTES — 14.2%
Agricultural Chemicals — 0.1%
Fertinitro Finance, Inc. Company Guar. Notes 8.29% due 04/01/20*(7)(9)	1,005,000	391,950

Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(6)(13)	2,850,000	1,224,645

Banks-Special Purpose — 0.2%
Corporacion Andina de Fomento Notes 7.38% due 01/18/11	1,185,000	1,190,279

Brewery — 0.3%
SABMiller PLC Notes 6.50% due 07/01/16*	2,645,000	2,392,482

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Broadcast Services/Program — 0.6%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	$6,015,000	$4,798,755

Cable TV — 0.2%
Kabel Deutschland GmbH Company Guar. Bonds 10.63% due 07/01/14	1,625,000	1,568,125
Videotron Ltd. Senior Notes 9.13% due 04/15/18*	325,000	325,000

		1,893,125

Cellular Telecom — 1.4%
America Movil SA de CV Notes 5.75% due 01/15/15	3,900,000	3,764,132
Rogers Wireless, Inc. Senior Sub. Notes 8.00% due 12/15/12	2,575,000	2,581,437
Vodafone Group PLC Notes 5.35% due 02/27/12	2,480,000	2,510,462
Vodafone Group PLC Notes 5.63% due 02/27/17	1,790,000	1,742,601

		10,598,632

Computers-Memory Devices — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	1,750,000	927,500
SMART Modular Technologies, Inc. Sec. Notes 6.94% due 04/01/12(6)	146,000	138,335

		1,065,835

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	1,275,000	803,250
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 06/15/16	350,000	199,500

		1,002,750

Diversified Manufacturing Operations — 0.3%
Tyco Electronics Group SA Company Guar. Notes 5.95% due 01/15/14	2,870,000	2,613,590

Diversified Minerals — 0.8%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.00% due 12/15/10	2,410,000	2,432,432
Rio Tinto Finance USA Ltd. Guar. Notes 5.88% due 07/15/13	2,380,000	2,093,741
Rio Tinto Finance USA, Ltd. Company Guar. Notes 6.50% due 07/15/18	2,380,000	1,997,986

		6,524,159

Diversified Operations — 0.2%
Hutchison Whampoa International, Ltd. Company Guar. Notes 6.50% due 02/13/13*	890,000	902,138
Stena AB Senior Notes 7.00% due 12/01/16	250,000	167,813
Stena AB Senior Notes 7.50% due 11/01/13	825,000	583,687

		1,653,638

Electric-Generation — 0.1%
Intergen NV Sec. Notes 9.00% due 06/30/17*	1,100,000	1,023,000

Electric-Integrated — 0.4%
Electricite de France Notes 5.50% due 01/26/14*	2,270,000	2,358,719
Enersis SA Notes 7.40% due 12/01/16	600,000	593,132

		2,951,851

Electronic Components-Misc. — 0.2%
Koninklijke Philips Electronics N.V. Senior Notes 4.63% due 03/11/13	380,000	365,060
Koninklijke Philips Electronics N.V. Senior Notes 5.75% due 03/11/18	1,590,000	1,525,327

		1,890,387

Finance-Other Services — 0.1%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	1,000,000	750,000

Insurance-Multi-line — 0.2%
AXA SA Sub. Notes 8.60% due 12/15/30	2,500,000	1,898,688

Investment Companies — 0.2%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.50% due 11/16/11*	1,400,000	1,207,237

Investment Management/Advisor Services — 0.6%
Invesco, Ltd. Notes 4.50% due 12/15/09	3,510,000	3,318,793
Invesco, Ltd. Company Guar. Notes 5.63% due 04/17/12	2,000,000	1,568,680

		4,887,473

Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15	295,000	165,200

Metal-Diversified — 0.2%
Noranda, Inc. Notes 6.00% due 10/15/15	1,750,000	1,285,716

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Multimedia — 0.2%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	$1,625,000	$1,275,625

Non-Ferrous Metals — 0.1%
Codelco, Inc. Bonds 5.63% due 09/21/35*	1,600,000	1,104,123

Oil Companies-Exploration & Production — 1.0%
Canadian Natural Resources, Ltd. Notes 4.90% due 12/01/14	770,000	691,537
Canadian Natural Resources, Ltd. Bonds 5.85% due 02/01/35	4,960,000	3,419,176
Husky Oil, Ltd. Senior Debentures 7.55% due 11/15/16	3,180,000	2,949,698
Ras Laffan Liquefied Natural Gas Co., Ltd. Sec. Notes 3.44% due 09/15/09*	396,000	388,991

		7,449,402

Oil Companies-Integrated — 1.5%
Conoco Funding Co. Company Guar. Notes 7.25% due 10/15/31	2,795,000	2,922,419
ConocoPhillips Australia Funding Co. Company Guar. Notes 5.50% due 04/15/13	1,460,000	1,531,671
PC Financial Partnership Notes 5.00% due 11/15/14	3,000,000	2,427,537
Petro-Canada Bonds 5.35% due 07/15/33	2,650,000	1,550,123
Qatar Petroleum Notes 5.58% due 05/30/11*	1,111,200	1,059,711
StatoilHydro ASA Notes 5.13% due 04/30/14*	2,310,000	2,339,543

		11,831,004

Oil-Field Services — 0.3%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	600,000	479,057
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/38	2,100,000	1,515,423

		1,994,480

Pipelines — 0.4%
Enbridge, Inc. Senior Notes 5.60% due 04/01/17	3,870,000	3,150,648

Precious Metals — 0.5%
Barrick Gold Finance Co. Notes 4.88% due 11/15/14	4,000,000	3,570,664

Radio — 0.0%
XM Satellite Radio Holdings, Inc. Senior Notes 13.00% due 08/01/13*	825,000	206,250

Satellite Telecom — 0.8%
Intelsat Intermediate Holding Co., Ltd. Disc. Notes 9.50% due 02/01/15*(4)	4,200,000	3,360,000
Intelsat Jackson Holdings, Ltd. Senior Notes 11.25% due 06/15/16	2,725,000	2,605,781

		5,965,781

Seismic Data Collection — 0.2%
Compagnie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/17	1,675,000	1,197,625

Special Purpose Entities — 0.2%
Ceva Group PLC Senior Notes 10.00% due 09/01/14*	1,275,000	943,500
Petroplus Finance, Ltd. Company Guar. Notes 7.00% due 05/01/17*	1,225,000	888,125

		1,831,625

Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	1,425,000	1,114,934

Telecom Services — 0.2%
Digicel Group, Ltd. Senior Notes 8.88% due 01/15/15*	2,250,000	1,653,750

Telephone-Integrated — 1.9%
AT&T, Inc. Senior Notes 6.70% due 11/15/13	1,260,000	1,360,397
KT Corp. Notes 5.88% due 06/24/14*	3,050,000	2,754,014
Telecom Italia Capital Company Guar. Bonds 4.88% due 10/01/10	4,210,000	4,030,570
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	4,440,000	4,574,150
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/36	1,815,000	1,995,738

		14,714,869

Television — 0.0%
Videotron Ltee Company Guar. Notes 6.38% due 12/15/15	325,000	286,000

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Bonds 7.13% due 10/15/31	$2,950,000	$2,293,147

Total Foreign Corporate Bonds & Notes (cost $126,637,219)		111,049,319

FOREIGN GOVERNMENT AGENCIES — 1.3%
Sovereign — 1.3%
United Mexican States Notes 6.63% due 03/03/15	5,150,000	5,407,500
United Mexican States Notes 6.75% due 09/27/34	2,156,000	2,032,030
United Mexican States Notes 9.88% due 02/01/10	2,850,000	3,070,875

Total Foreign Government Agencies (cost $10,759,537)		10,510,405

U.S. GOVERNMENT AGENCIES — 0.1%
Resolution Funding Corp — 0.1%
Resolution Funding Corp. zero coupon due 01/15/21 STRIP(14)
(cost $253,723)	640,000	371,639

U.S. GOVERNMENT TREASURIES — 1.1%
United States Treasury Bonds — 1.1%
4.50% due 05/15/38
(cost $9,427,113)	7,700,000	8,941,625

COMMON STOCK — 0.0%
Building & Construction Products-Misc. — 0.0%
Neenah Enterprises, Inc.†(9)	3,031	1,061

Containers-Metal/Glass — 0.0%
Russell-Stanley Holdings, Inc.†*(1)(7)(9)	1,500	0

Telecom Services — 0.0%
Virgin Media, Inc.	3,102	14,083

Total Common Stock (cost $177,993)		15,144

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Home Furnishings — 0.0%
CVC Claims Litigation Trust†(1)(7)(9)	5	0

Retail-Bedding — 0.0%
Sleepmaster, LLC†(1)(7)(9)	264	3

Total Membership Interest Certificates (cost $85,648)		3

PREFERRED STOCK — 0.1%
Finance-Commercial — 0.0%
Preferred Blocker, Inc. 7.00%*	1,467	366,108

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc., Class D 5.67%	30,000	750

Real Estate Investment Trusts — 0.1%
ProLogis Trust, Series C 8.54%	20,000	699,800

Total Preferred Stock (cost $3,403,730)		1,066,658

Warrants — 0.0%†
Radio — 0.0%
Sirius XM Radio, Inc. Class A Expires 03/15/10 (strike price $9.83) (cost $25,250)	125	114

Total Long-Term Investment Securities (cost $878,982,548)		764,325,047

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Time Deposits — 0.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/02/09	$6,290,000	6,290,000

U.S. Government Treasuries — 0.1%
United States Treasury Bills 1.18% due 04/16/09(15)	1,000,000	999,621

Total Short-Term Investment Securities (cost $7,287,616)		7,289,621

TOTAL INVESTMENTS (cost $886,270,164)(16)	98.3%	771,614,668
Other assets less liabilities	1.7	13,045,913

NET ASSETS	100.0%	$784,660,581

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2009, the aggregate value of these securities was $96,896,543 representing 12.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security; see Note 2
(2)	Variable Rate Security — the rate reflected is as of January 31, 2009, maturity date reflects the stated maturity date.
(3)	Collateralized Mortgage Obligation

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2009.
(7)	To the extent permitted by the Statement of Additional Information, the Corporate Bond Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2009, the Corporate Bond Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

CVC Claims Ligitation Trust Membership Interest Certificates	5/19/2006	5	$50,370	$0.00	$0.00	0.00%
Fertinitro Finance, Inc. 8.29% due 04/01/20	5/14/1999	$555,000	427,874
	5/27/1999	450,000	346,071

		1,005,000	773,945	391,950	39.00	0.05
Herbst Gaming, Inc. 7.00% due 11/15/14	11/5/2004	100,000	100,058
	7/5/2005	200,000	204,561
	1/9/2007	50,000	48,992
	3/8/2007	100,000	100,544
	12/18/2007	125,000	75,875
	1/3/2008	50,000	30,390

		625,000	560,420	1,562	0.25	0.00
Jitney-Jungle Stores of America, Inc. 10.38% due 09/15/07	9/15/1997	50,000	51,970
	2/27/1998	25,000	26,905
	4/28/1998	50,000	52,913

		125,000	131,788	0.00	0.00	0.00
Nebco Evans Holding Co. 12.38% due 07/15/07	1/6/1998	125,000	125,000	0.00	0.00	0.00
Pope & Talbot, Inc. 8.38% due 06/01/13	4/23/1997	250,000	235,744	625	0.25	0.00
Russell Stanley Holdings, Inc. 9.00% due 11/30/08	2/5/1999	13,694	78,233	635	4.64	0.00
Russell Stanley Holdings, Inc. Common Stock	2/5/1999	1,500	0.00	0.00	0.00	0.00
SleepMaster, LLC Membership Interest Certificates	2/25/2003	264	35,278	3	0.01	0.00

				$394,775		0.05%

(8)	Bond in default
(9)	Illiquid security. At January 31, 2009, the aggregate value of these securities was $400,586 representing 0.1% of net assets.
(10)	Company has filed for Chapter 11 bankruptcy protection.
(11)	Company has filed for Chapter 7 bankruptcy.
(12)	Bond is in default of principal and interest
(13)	Perpetual maturity — maturity date reflects the next call date.
(14)	Principal Only
(15)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(16)	See Note 4 for cost of investments on a tax basis.
(17)	Subsequent to January 31, 2009, the company has filed for Chapter 11 bankruptcy protection.
(18)	Income may be received in cash or additional bonds at the discretion of the issuer.
(19)	Bond is in default subsequent to January 31, 2009.

STRIP —	Separate Trading of Registered Interest and Principal of Securities

Open Futures Contracts

Number					Value as of	Unrealized
of			Expiration	Value at	January 31,	Appreciation
Contracts		Description	Date	Trade Date	2009	(Depreciation)

95	Long	U.S. Treasury Bonds	March 2009	$12,481,974	$12,036,797	$(445,177)
300	Short	U.S. Treasury 2YR Notes	March 2009	64,983,874	65,287,500	(303,626)

						$(748,803)

See Notes to Financial Statements

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Banks-Special Purpose	36.4%
Sovereign	31.7
United States Treasury Bonds	6.5
Finance-Other Services	4.5
Time Deposits	2.7
Collateralized Mortgage Obligation-Other	2.6
Federal Home Loan Mtg. Corp.	2.3
Banks-Commercial	1.7
Federal Home Loan Bank	1.2
SupraNational	1.0
Federal National Mtg. Assoc.	0.8
Diversified Financial Services	0.7
Asset Backed Securities	0.6
Diversified Banking Institution	0.6
Special Purpose Entities	0.6
Electric-Integrated	0.5
Medical-Drugs	0.5
Credit Card Other	0.5
Oil Companies-Integrated	0.4
Finance-Consumer Loans	0.3
Home Equity Other	0.3
Telephone-Integrated	0.3
Cable TV	0.3
Tobacco	0.2
Computers	0.2
Electric-Distribution	0.2
Finance-Investment Banker/Broker	0.2
Auto-Cars/Light Trucks	0.2
Banks-Money Center	0.2
Banks-Cooperative	0.1

98.3%

Country Allocation*

Germany	22.7%
Italy	21.0
United States	19.8
Japan	8.9
France	5.6
United Kingdom	4.8
Netherlands	3.6
Austria	3.1
Belgium	2.2
Canada	2.2
Luxembourg	1.3
Spain	1.2
Ireland	0.5
Australia	0.4
Denmark	0.4
Sweden	0.3
Philippines	0.2
Bermuda	0.1

98.3%

Credit Quality+#

Government-Agency	5.2%
Government-Treasury	6.8
AAA	45.7
AA	14.7
A	25.6
BBB	0.9
Not Rated@	1.1

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues, excluding short-term securities.

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

ASSET BACKED SECURITIES — 4.2%
United Kingdom — 0.5%
Pillar Funding PLC Series 2005-1, Class A 2.07% due 11/15/12(2)	EUR	1,000,000	$1,160,433

United States — 3.7%
American Home Mtg. Assets Series 2007-1, Class A1 2.75% due 02/25/47(1)(2)		$1,695,057	529,326
American Home Mtg. Investment Trust Series 2004-3, Class 1A 0.76% due 10/25/34(1)(2)		16,243	11,831
CIT Mtg. Loan Trust Series 2007-1, Class 2A1 1.39% due 10/25/37*(2)(5)		593,275	452,761
CIT Mtg. Loan Trust Series 2007-1, Class 2A2 1.64% due 10/25/37*(2)(5)		300,000	81,750
CIT Mtg. Loan Trust Series 2007-1, Class 2A3 1.84% due 10/25/37*(2)(5)		400,000	101,000
Countrywide Alternative Loan Trust Series 2007 15CB Class A5 5.75% due 07/25/37(1)		1,730,421	793,865
Countrywide Alternative Loan Trust Series 2005 46CB Class A8 5.50% due 10/25/35(1)		1,471,599	1,128,978
Countrywide Alternative Loan Trust Series 2007-0A11, Class A1A 3.43% due 11/25/47(1)(2)		955,514	298,009
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 0.68% due 03/20/46(1)(2)		1,281,865	531,259
Countrywide Alternative Loan Trust Series 2005-82, Class A1 0.66% due 02/25/36(1)(2)		1,415,246	643,540
HSBC Home Equity Loan Trust Series 2007-3, Class APT 1.56% due 11/20/36(2)		1,182,104	789,239
Lehman XS Trust Series 2007-7N Class 1A2 0.63% due 06/25/47(1)(2)		1,851,352	460,064
Residential Accredit Loans, Inc. Series 2005-QS13 Class 2A3 5.75% due 09/25/35(1)		647,863	472,657
Sequoia Mtg. Trust Series 2004-10, Class A3A 4.51% due 11/20/34(1)(2)		174,457	119,526
Structured Adjustable Rate Mtg. Loan Trust Series 2007-10, Class 1A1 6.00% due 11/25/37(1)(2)		1,271,212	660,677
Washington Mutual Alternative Mtg. Pass-Through Certificates Series-AR5 Class 4A 2.75% due 06/25/46(1)(2)		2,370,507	833,063
Washington Mutual Alternative Mtg. Pass-Through Certificates Series 2007-OA2 Class 2A 2.75% due 01/25/47(1)(2)		$827,899	282,756
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1 6.60% due 12/28/37(1)		1,653,257	913,970

			9,104,271

Total Asset Backed Securities (cost $20,211,051)			10,264,704

CORPORATE BONDS & NOTES — 30.7%
Australia — 0.3%
Australia & New Zealand Banking Group Senior Notes 5.25% due 05/20/13	EUR	300,000	384,343
St. George Bank, Ltd. Senior Notes 6.50% due 06/24/13	EUR	250,000	333,631

			717,974

Bermuda — 0.1%
Arch Capital Group, Ltd. Debentures 7.35% due 05/01/34		190,000	123,019

France — 0.2%
BNP Paribas Senior Notes 5.00% due 12/16/13	EUR	300,000	396,913

Germany — 18.4%
Commerzbank AG Senior Notes 5.00% due 02/06/14	EUR	600,000	767,379
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 0.75% due 03/22/11	JPY	2,070,000,000	22,884,635
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 1.35% due 01/20/14	JPY	950,000,000	10,581,394
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 2.05% due 02/16/26	JPY	645,000,000	6,898,237
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 2.60% due 06/20/37	JPY	255,000,000	2,796,814
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 5.38% due 01/29/14	GBP	300,000	473,125
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 5.50% due 01/25/10	GBP	290,000	434,340
Landwirtschaftliche Rentenbank Govt. Guar. Notes 4.88% due 05/04/10	GBP	340,000	510,059

			45,345,983

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

CORPORATE BONDS & NOTES (continued)

Ireland — 0.5%
GE Capital UK Funding Senior Notes 8.00% due 01/14/39	GBP	850,000	$1,175,526

Italy — 0.1%
Banca Pop Bergamo Capital Trust Bank Guar. Notes 8.36% due 02/15/11(2)(3)	EUR	450,000	316,899

Japan — 4.1%
Japan Finance Corp. for Municipal Enterprises Government Guar. Bonds 1.90% due 06/22/18	JPY	860,000,000	9,758,126
Resona Bank, Ltd Sub. Notes 3.75% due 04/15/15(2)	EUR	420,000	424,998

			10,183,124

Luxembourg — 1.3%
European Investment Bank Notes 4.25% due 10/15/14	EUR	1,130,000	1,512,249
European Investment Bank Notes 1.90% due 01/26/26	EUR	91,000,000	951,011
John Deere Bank SA Notes 6.00% due 06/13/11	EUR	650,000	843,384

			3,306,644

Netherlands — 0.8%
E.ON International Finance BV Company Guar. Notes 5.50% due 01/19/16	EUR	1,050,000	1,368,593
Imperial Tobacco Overseas BV Company Guar. Notes 7.13% due 04/01/09		570,000	572,520

			1,941,113

Sweden — 0.2%
Vattenfall Treasury AB Company Guar. Notes 6.75% due 01/31/19	EUR	400,000	536,982

United Kingdom — 2.2%
Astrazeneca PLC Notes 5.63% due 01/10/10	EUR	1,000,000	1,315,620
BP Capital Markets PLC Company Guar. Notes 5.25% due 11/07/13		1,300,000	1,381,000
Chester Asset Receivables Deal 11 Notes 6.13% due 12/15/12	EUR	1,100,000	1,379,316
Credit Suisse London Senior Notes 6.13% due 05/16/14	EUR	650,000	849,762
Fortis Capital Co. Company Guar. Notes 6.25% due 06/29/09	EUR	320,000	265,914
Royal Bank Of Scotland PLC Senior Notes 5.25% due 05/15/13	EUR	225,000	282,076

			5,473,688

United States — 2.5%
AT&T, Inc. Senior Notes 6.70% due 11/15/13		650,000	701,792
Citicorp Sub. Notes Series EMTN 5.50% due 06/30/10	EUR	570,000	362,776
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/22		110,000	124,303
Conocophillips Senior Notes 5.75% due 02/01/19		900,000	901,818
Cox Communications, Inc. Notes 4.63% due 01/15/10		560,000	555,520
Daimler North American Corp. Senior Notes 5.75% due 06/18/10	EUR	400,000	509,109
Inter-American Development Bank Notes 7.00% due 06/15/25		850,000	1,101,362
International Business Machines Corp. Notes 6.63% due 01/30/14	EUR	400,000	554,106
JPMorgan Chase Co. Notes 5.25% due 05/08/13	EUR	450,000	569,862
Morgan Stanley Senior Notes 6.50% due 04/15/11	EUR	250,000	308,941
Wachovia Bank N A Notes 6.00% due 05/23/13	EUR	400,000	516,389

			6,205,978

Total Corporate Bonds & Notes (cost $70,028,141)			75,723,843

GOVERNMENT AGENCIES — 42.0%
Australia — 0.1%
Government of Australia Bonds 6.00% due 02/15/17	AUD	450,000	327,144

Austria — 0.7%
Government of Austria Bonds 3.80% due 10/20/13	EUR	780,000	1,021,083
OeBB — Infrastruktur Bau AG Govt. Guar. Notes 4.75% due 10/28/13		290,000	321,425
SCHIG Govt. Guar. Notes 4.63% due 11/21/13		260,000	275,893

			1,618,401

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

GOVERNMENT AGENCIES (continued)

Belgium — 2.3%
Kingdom of Belgium Senior Bonds 3.75% due 03/28/09	EUR	1,700,000	$2,184,207
Kingdom of Belgium Bonds 4.25% due 09/28/13	EUR	500,000	665,661
Kingdom of Belgium Bonds 4.25% due 09/28/14	EUR	1,400,000	1,852,503
Kingdom of Belgium Bonds 5.50% due 03/28/28	EUR	600,000	852,984

			5,555,355

Canada — 2.2%
Government of Canada Bonds 3.50% due 06/01/13	CAD	3,600,000	3,108,110
Government of Canada Bonds 4.50% due 06/01/15	CAD	900,000	821,336
Government of Canada Bonds 5.13% due 11/14/16	CAD	550,000	574,366
Government of Canada Bonds 5.75% due 06/01/29(6)	CAD	1,000,000	1,024,628

			5,528,440

Denmark — 0.4%
Kingdom of Denmark Bonds 6.00% due 11/15/11	DKK	5,000,000	935,689

France — 5.4%
Government of France Notes 3.75% due 01/12/13	EUR	5,250,000	7,008,393
Government of France Bonds 3.75% due 04/25/21	EUR	500,000	625,155
Government of France Bonds 4.00% due 10/25/38	EUR	1,740,000	2,155,289
Government of France Bonds 5.50% due 04/25/29	EUR	200,000	296,428
Government of France Bonds 5.75% due 10/25/32	EUR	2,050,000	3,175,507

			13,260,772

Germany — 4.3%
Bundesrepublik Deutschland Bonds 4.00% due 07/04/16	EUR	1,200,000	1,625,811
Federal Republic of Germany Bonds 4.25% due 01/04/14	EUR	4,100,000	5,673,128
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	540,000	734,221
Federal Republic of Germany Bonds 6.25% due 01/04/24	EUR	300,000	481,102
Federal Republic of Germany Bonds 6.50% due 07/04/27(6)	EUR	1,280,000	2,130,258

			10,644,520

Italy — 13.2%
Republic of Italy Bonds 0.65% due 03/20/09	JPY	1,470,000,000	16,339,082
Republic of Italy Bonds 1.80% due 02/23/10	JPY	770,000,000	8,551,050
Republic of Italy Bonds 4.50% due 02/01/18	EUR	2,820,000	3,620,477
Republic of Italy Bonds 5.50% due 11/01/10	EUR	800,000	1,081,589
Republic of Italy Bonds 6.00% due 05/01/31	EUR	2,090,000	2,886,961

			32,479,159

Japan — 4.7%
Government of Japan Bonds 1.50% due 12/20/17	JPY	300,000,000	3,444,698
Government of Japan Bonds 1.70% due 12/20/16	JPY	165,000,000	1,937,927
Government of Japan Bonds 1.90% due 03/20/24	JPY	450,000,000	5,108,350
Government of Japan Bonds 2.00% due 12/20/25	JPY	70,000,000	793,343
Government of Japan Bonds 2.10% due 12/20/26	JPY	35,000,000	401,080

			11,685,398

Netherlands — 2.8%
Government of Netherlands Bonds 3.25% due 07/15/15	EUR	1,750,000	2,217,957
Government of Netherlands Bonds 4.25% due 07/15/13	EUR	3,500,000	4,715,284

			6,933,241

Philippines — 0.2%
Asian Development Bank Senior Notes 2.35% due 06/21/27	JPY	40,000,000	443,429

Spain — 1.2%
Kingdom of Spain Bonds 4.40% due 01/31/15	EUR	2,300,000	3,023,048

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

GOVERNMENT AGENCIES (continued)

Sweden — 0.1%
Kingdom of Sweden Debentures Series 1041 6.75% due 05/05/14	SEK	2,300,000	$332,089

United States — 4.4%
Federal Home Loan Bank 5.00% due 03/14/14		2,800,000	3,100,625
Federal Home Loan Mtg. Corp. 6.50% due 08/01/38		5,550,915	5,792,010
Federal National Mtg. Assoc. 6.50% due 05/01/38		1,816,333	1,894,397

			10,787,032

Total Government Agencies (cost $96,236,564)			103,553,717

GOVERNMENT TREASURIES — 18.7%
Austria — 2.4%
Republic of Austria Treasury Notes 5.50% due 01/15/10	EUR	4,500,000	5,972,739

Italy — 7.7%
Italy Buoni Poliennali Del Tesoro Bonds 4.00% due 02/01/37	EUR	580,000	614,595
Italy Buoni Poliennali Del Tesoro Bonds 4.25% due 10/15/12	EUR	13,340,000	17,665,030
Italy Buoni Poliennali Del Tesoro Bonds 5.00% due 08/01/34	EUR	610,000	757,550

			19,037,175

United Kingdom — 2.1%
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/32	GBP	1,490,000	2,062,571
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/36	GBP	330,000	460,230
United Kingdom Gilt Treasury Bonds 4.50% due 12/07/42	GBP	850,000	1,239,950
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/30	GBP	900,000	1,337,148

			5,099,899

United States — 6.5%
United States Treasury Bonds 1.75% due 01/15/28		2,741,202	2,439,670
5.25% due 11/15/28		2,200,000	2,602,186
6.63% due 02/15/27		1,500,000	2,045,391
7.50% due 11/15/24		540,000	792,282
8.00% due 11/15/21		5,650,000	8,058,312

			15,937,841

Total Government Treasuries (cost $49,237,226)			46,047,654

Total Long-Term Investment Securities (cost $235,712,982)			235,589,918

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Time Deposits — 2.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/02/09 (cost $6,664,000)		6,664,000	6,664,000

TOTAL INVESTMENTS (cost $242,376,982)(4)		98.3%	$242,253,918
Other assets less liabilities		1.7	4,298,321

NET ASSETS		100.0%	$246,552,239

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2009, the aggregate value of these securities was $635,511 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	In United States Dollars unless otherwise indicated.
(1)	Collateralized Mortgage Obligation.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2009.
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	See Note 4 for cost of investments on a tax basis.
(5)	Illiquid Security. At January 31, 2009. the aggregate value of these securities was $635,511 representing 0.3% of net assets.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts		Description	Date	Trade Date	January 31, 2009	(Depreciation)

79	Long	Euro Shatz	March 2009	$10,892,364	$10,913,510	$21,146
2	Long	Euro-BOBL	March 2009	296,129	296,270	141
16	Short	Euro-Bund	March 2009	2,517,542	2,509,074	8,468
60	Long	LIF Long Gilt	March 2009	10,240,719	10,157,065	(83,654)
135	Long	U.S. Treasury 10 Year Note	March 2009	15,834,787	16,560,703	725,916
10	Short	U.S. Treasury 2 Year Note	March 2009	2,180,576	2,176,250	4,326
87	Long	U.S. Treasury 5 Year Note	March 2009	10,336,428	10,280,953	(55,475)
128	Short	U.S. Treasury Long Bond	March 2009	16,556,511	16,218,000	338,511

						$959,379

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*AUD	1,421,000	USD	952,314	03/18/2009	$52,190
CHF	2,873,532	USD	2,529,480	03/18/2009	50,534
*EUR	12,452,316	USD	16,786,526	02/09/2009	844,051
*EUR	3,269,000	USD	4,220,363	03/18/2009	37,325
*JPY	257,233,687	USD	2,877,387	03/18/2009	11,592
*NOK	5,949,000	USD	863,799	03/18/2009	6,723
*NZD	954,000	USD	495,842	03/18/2009	13,178
*SEK	6,057,807	USD	745,805	03/18/2009	22,138
*USD	2,317,544	GBP	1,656,371	03/18/2009	81,465
USD	185,758	EUR	147,228	02/12/2009	2,727
*USD	3,210,277	JPY	288,342,482	03/18/2009	2,096

					$1,124,019

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	(Depreciation)

*CAD	1,349,524	USD	1,077,947	03/18/2009	$(22,291)
CAD	1,070,070	USD	850,105	02/26/2009	(22,311)
*GBP	215,593	USD	296,548	02/18/2009	(15,815)
*GBP	1,598,000	USD	2,263,519	03/18/2009	(50,949)
JPY	101,760,136	USD	1,132,266	02/26/2009	(944)
USD	607,875	DKK	3,523,000	02/17/2009	(3,215)
*USD	437,000	CAD	527,844	03/18/2009	(6,660)
USD	604,409	SEK	4,935,000	02/24/2009	(14,760)
*USD	435,804	NOK	2,913,000	03/18/2009	(16,126)
USD	377,751	AUD	563,331	02/23/2009	(16,560)
*USD	975,380	EUR	745,770	02/09/2009	(20,584)
*USD	5,999,050	GBP	4,125,737	02/18/2009	(21,447)
*USD	1,871,036	CAD	2,136,156	03/18/2009	(25,623)
*USD	863,780	SEK	7,007,674	03/18/2009	(26,663)
*USD	512,552	NZD	958,938	03/18/2009	(27,391)
*USD	1,861,970	AUD	2,826,000	03/18/2009	(71,858)
*USD	3,870,751	EUR	2,960,000	03/18/2009	(83,092)

					$(446,289)

Net Unrealized Appreciation (Depreciation)					$677,730

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD  — Australian Dollar
CAD  — Canada Dollar
CHF  — Swiss Franc
DKK  — Danish Krone
EUR  — Euro Dollar
GBP  — British Pound
JPY  — Japanese Yen
NOK  — Norwegian Krone
NZD  — New Zealand Dollar
SEK  — Swedish Krona
USD  — United States Dollar

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

Interest Rate Swap Contracts #

				Rates Exchanged
		Notional		Payments		Upfront Payments	Gross
		Amount	Termination	Received by the	Payments Made	Made (Received)	Unrealized
Swap Counterparty		(000’s)	Date	Portfolio	by the Portfolio	by the Portfolio	Appreciation

Bank of America NA	USD	11,720	11/19/15	4.423%	3 month LIBOR	$0	$629,251
	USD	7,680	11/19/15	3.892%	3 month LIBOR	0	229,697
Barclays Bank	GBP	480	06/07/12	12 month UKRPI	3.000%	0	14,938
	JPY	56,000	06/17/14	6 month JYOR	1.250%	(8,720)	284
	GBP	900	05/17/17	6 month BP	5.203%	0	44,786
Citibank NA	USD	2,700	09/21/11	5.600%	3 month LIBOR	2,717	253,735
	EUR	1,550	06/17/14	3.500%	6 month EURO	11,208	20,884
	GBP	1,980	06/17/14	4.000%	6 month BP	112,941	5,698
	JPY	57,000	06/17/14	6 month JYOR	1.250%	(8,893)	307
	USD	2,180	11/19/20	3 month LIBOR	3.179%	0	62,585
	USD	600	12/17/28	5.000%	3 month LIBOR	57,294	84,116
Deutsche Bank AG	GBP	3,320	06/17/14	4.000%	6 month BP	188,169	10,760
	GBP	630	12/17/18	5.250%	6 month BP	51,556	62,238
JPMorgan Chase Bank NA	EUR	9,900	10/11/13	3.066%	6 month EURO	0	58,383
UBS AG	JPY	1,067,000	12/17/13	1.500%	6 month JYOR	(20,227)	327,890

							$1,805,552

				Rates Exchanged
		Notional		Payments		Upfront Payments	Gross
		Amount	Termination	Received by the	Payments Made	Made (Received)	Unrealized
Swap Counterparty		(000’s)	Date	Portfolio	by the Portfolio	by the Portfolio	(Depreciation)

Bank of America NA	USD	7,170	11/19/20	3 month LIBOR	4.530%	$0	$(589,657)
	USD	4,620	11/19/20	3 month LIBOR	3.843%	0	(119,103)
Barclays Bank	GBP	8,490	05/17/12	12 month UKRPI	2.860%	0	(206,236)
	GBP	870	05/24/12	12 month UKRPI	2.860%	565	(17,660)
	GBP	530	05/31/12	12 month UKRPI	2.890%	0	(13,461)
	EUR	5,440	12/17/13	4.500%	6 month EURO	43,879	(491,311)
	GBP	8,490	05/17/17	3.050%	12 month UKRPI	0	(389,715)
	GBP	90	05/24/17	6 month BP	5.218%	0	(4,531)
	GBP	870	05/24/17	3.050%	12 month UKRPI	0	(43,662)
	GBP	60	05/31/17	6 month BP	5.238%	0	(3,073)
	GBP	530	05/31/17	3.075%	12 month UKRPI	0	(23,337)
	GBP	50	06/07/17	6 month BP	5.344%	0	(2,862)
	GBP	480	06/07/17	3.133%	12 month UKRPI	0	(18,275)
Citibank NA	JPY	300,000	06/17/14	1.250%	6 month JYOR	(35,911)	(9,278)
	JPY	901,000	06/17/14	6 month JYOR	1.250%	(110,420)	(25,300)
	USD	3,670	11/19/15	3.133%	3 month LIBOR	0	(14,994)
	GBP	120	06/12/17	6 month BP	5.404%	0	(8,129)
	EUR	6,320	06/17/19	4.000%	6 month EURO	399,179	(285,034)
Credit Suisse First Boston
International (London)	JPY	167,000	12/17/13	6 month JYOR	1.500%	(6,318)	(41,835)
The Royal Bank of Scotland	GBP	1,130	06/11/12	12 month UKRPI	3.055%	0	(38,491)
	GBP	1,130	06/12/17	3.165%	12 month UKRPI	(7,174)	(32,022)
UBS AG	GBP	630	12/17/18	6 month BP	5.250%	(15,064)	(98,731)
	USD	600	12/17/28	3 month LIBOR	5.000%	2,000	(143,411)

							(2,620,108)

Total						$656,781	$(814,556)

#	Illiquid Security

BP    — British Pound Offered Rate
EURO  — Euro Offered Rate
JYOR  — Japanese Yen Offered Rate

LIBOR —	London Interbank Offered Rate
UKRPI —	United Kingdom Retail Price Index

See Notes to Financial Statements

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Repurchase Agreements	10.6%
Oil Companies-Exploration & Production	5.9
Medical-Hospitals	5.7
Special Purpose Entities	3.9
Transport-Air Freight	3.9
Cable TV	3.7
Casino Hotels	3.6
Pipelines	3.5
Satellite Telecom	3.0
Electric-Generation	3.0
Telephone-Integrated	2.8
Electric-Integrated	2.7
Telecom Services	2.6
Containers-Metal/Glass	1.8
Airlines	1.7
Oil-Field Services	1.7
Chemicals-Specialty	1.6
Medical-Drugs	1.6
Medical Products	1.5
Finance-Auto Loans	1.5
Independent Power Producers	1.4
Theaters	1.4
Paper & Related Products	1.2
Diversified Financial Services	1.1
Diversified Manufacturing Operations	1.1
Electronics-Military	1.1
Funeral Services & Related Items	1.1
Computer Services	1.0
Gambling (Non-Hotel)	1.0
Physicians Practice Management	1.0
Casino Services	1.0
Commercial Paper	0.9
Medical-HMO	0.9
Diversified Banking Institutions	0.9
Hotels/Motels	0.9
Consumer Products-Misc.	0.8
Electronic Components-Semiconductors	0.8
Building & Construction Products-Misc.	0.8
Real Estate Investment Trusts	0.7
Retail-Petroleum Products	0.6
Decision Support Software	0.6
Cellular Telecom	0.6
Storage/Warehousing	0.6
Food-Misc.	0.6
Direct Marketing	0.5
Steel-Producers	0.5
Energy-Alternate Sources	0.5
Insurance Brokers	0.5
Food-Meat Products	0.5
Television	0.5
Mining	0.4
Publishing-Periodicals	0.4
Human Resources	0.4
Retail-Restaurants	0.4
Multimedia	0.4
Electric Products-Misc.	0.3
Applications Software	0.3
Medical-Generic Drugs	0.3
Agricultural Chemicals	0.3
Rental Auto/Equipment	0.3
Seismic Data Collection	0.3
Auto-Cars/Light Trucks	0.3
Transport-Services	0.3
Chemicals-Diversified	0.3
Metal-Diversified	0.3
Retail-Drug Store	0.3
Medical Information Systems	0.2
Transport-Marine	0.2
Medical-Nursing Homes	0.2
Building-Residential/Commercial	0.2
Research & Development	0.2
Vitamins & Nutrition Products	0.2
Transport-Rail	0.2
Printing-Commercial	0.2
Optical Supplies	0.1
Transactional Software	0.1
Leisure Products	0.1
Beverages-Non-alcoholic	0.1
Recycling	0.1
Drug Delivery Systems	0.1
Rubber-Tires	0.1
Auto/Truck Parts & Equipment-Original	0.1
Metal-Aluminum	0.1
Home Furnishings	0.1

99.3%

Credit Quality+#

BBB	2.0%
BB	27.5
B	37.8
CCC	20.1
CC	1.0
C	3.6
Below C	0.4
Not Rated@	7.6

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues, excluding short-term securities.

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CONVERTIBLE BONDS & NOTES — 0.3%
Drug Delivery Systems — 0.1%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	$250,000	$157,187

Electronic Components-Semiconductors — 0.0%
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*†(4)(21)	1,650,000	47,438

Optical Supplies — 0.1%
Advanced Medical Optics, Inc. Senior Sub. Notes 2.50% due 07/15/24	250,000	246,562

Telecom Services — 0.1%
ICO North America, Inc. Notes 7.50% due 08/15/09(1)(2)(3)(20)	1,221,000	244,200

Total Convertible Bonds & Notes (cost $3,042,506)		695,387

CORPORATE BONDS & NOTES — 72.2%
Agricultural Chemicals — 0.3%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	700,000	637,000

Airlines — 1.7%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	2,625,000	1,968,750
American Airlines, Inc. Pass Through Certs. Series 1997-C1, Class X 7.86% due 04/01/13	694,000	607,250
Delta Air Lines, Inc. Pass Thru Certs. Series 2001-1, Class A2 7.11% due 09/18/11	500,000	442,500
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	425,000	393,125
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 12/31/49	98,198	92,797

		3,504,422

Applications Software — 0.3%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	775,000	682,000

Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Bonds 6.38% due 02/01/29	2,200,000	374,000
General Motors Corp. Senior Notes 7.13% due 07/15/13	1,564,000	250,240

		624,240

Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Company Guar. Notes Series B 5.75% due 08/01/14	137,000	31,510
Lear Corp. Senior Notes 8.75% due 12/01/16	510,000	96,900

		128,410

Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Corp. Notes 10.00% due 04/15/05(1)(2)	1,975,000	0

Building & Construction Products-Misc. — 0.8%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	1,100,000	979,000
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	825,000	660,000

		1,639,000

Building Products-Wood — 0.0%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15†(4)(21)	765,000	61,200

Cable TV — 3.7%
CCH I LLC/CCH I Capital Corp. Senior Notes 11.00% due 10/01/15†(4)	695,000	107,725
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10(19)	2,462,000	1,477,200
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10	355,000	209,450
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	1,700,000	1,241,000
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*	1,874,000	1,621,010
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	1,025,000	1,019,875
CSC Holdings, Inc. Senior Notes 8.13% due 07/15/09	650,000	653,250
DirecTV Holdings LLC/DirecTV Financing Co. Senior Notes 7.63% due 05/15/16	1,260,000	1,237,950

		7,567,460

Casino Hotels — 3.6%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(2)(5)	2,046,934	1,852,475
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(2)	3,250,000	2,925,000

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)

MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	$875,000	$494,375
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/15	1,630,000	1,002,450
Seminole Hard Rock Entertainment, Inc. Sec. Notes 4.50% due 03/15/14*(6)	675,000	320,625
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	1,072,000	712,880

		7,307,805

Casino Services — 0.3%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	1,140,000	609,900

Cellular Telecom — 0.5%
Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	500,000	516,250
Centennial Communications Corp. Senior Notes 7.19% due 01/01/13(6)	592,000	583,120

		1,099,370

Chemicals-Diversified — 0.3%
Huntsman LLC Senior Notes 11.63% due 10/15/10	575,000	552,000

Chemicals-Specialty — 1.6%
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	100,000	51,000
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	2,515,000	1,307,800
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	1,030,000	875,500
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	200,000	88,000
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	3,080,000	754,600
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12†(4)(7)	2,141,000	299,740

		3,376,640

Computer Services — 0.7%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,420,000	823,600
Sungard Data Systems, Inc. Senior Notes 5.13% due 02/28/14*	850,000	705,500

		1,529,100

Consumer Products-Misc. — 0.8%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	895,000	716,000
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	190,000	167,200
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(8)	940,000	827,200

		1,710,400

Containers-Metal/Glass — 1.7%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	325,000	266,500
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	1,365,000	1,214,850
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	2,019,000	2,029,095

		3,510,445

Containers-Paper/Plastic — 0.0%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12†(4)(7)	503,000	55,330

Decision Support Software — 0.6%
Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15	1,950,000	1,228,500

Direct Marketing — 0.5%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	1,825,000	803,000
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	350,000	315,000

		1,118,000

Diversified Banking Institutions — 0.9%
GMAC LLC Company Guar. Notes 6.00% due 12/15/11*	1,440,000	1,065,298
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	943,000	742,416

		1,807,714

Diversified Manufacturing Operations — 0.3%
Harland Clarke Holdings Corp. Notes 6.90% due 05/15/15(6)	525,000	173,250
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	850,000	374,000

		547,250

Electric-Generation — 3.0%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	1,345,000	1,220,587

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Electric-Generation (continued)

Edison Mission Energy Senior Notes 7.63% due 05/15/27	$865,000	$702,812
Edison Mission Energy Senior Notes 7.75% due 06/15/16	625,000	600,000
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	135,090	128,336
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	835,536	810,470
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series C 9.68% due 07/02/26	350,000	315,000
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	758,300	716,670
The AES Corp. Senior Notes 8.00% due 10/15/17	1,195,000	1,123,300
The AES Corp. Senior Notes 8.00% due 06/01/20*	575,000	523,250

		6,140,425

Electric-Integrated — 2.7%
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17	705,000	556,950
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	515,000	505,987
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,430,000	1,215,500
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	463,365	444,831
Southern Energy, Inc. Notes 7.90% due 07/15/09†(1)(2)(3)	4,750,000	0
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes Series A 10.25% due 11/01/15	2,490,000	1,842,600
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes Series B 10.25% due 11/01/15	300,000	222,000
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes 10.50% due 11/01/16(20)	1,450,000	826,500

		5,614,368

Electronic Components-Misc. — 0.0%
Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	150,000	73,500

Electronic Components-Semiconductors — 0.8%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	725,000	239,250
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	670,000	388,600
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(20)	734,000	97,255
Spansion LLC Senior Sec. Notes 5.33% due 06/01/13*†(4)(6)(21)	3,640,000	919,100
Spansion LLC Senior Notes 11.25% due 01/15/16*†(4)(21)	60,000	2,100

		1,646,305

Electronics-Military — 1.1%
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	1,375,000	1,292,500
L-3 Communications Corp. Company Guar. Notes 7.63% due 06/15/12	875,000	869,531

		2,162,031

Energy-Alternate Sources — 0.0%
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12†(4)(7)	75,000	43,875

Finance-Auto Loans — 1.5%
Ford Motor Credit Co. LLC Senior Notes 5.70% due 01/15/10	1,125,000	953,113
Ford Motor Credit Co. LLC Notes 7.38% due 02/01/11	2,600,000	1,942,621
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	323,000	266,800

		3,162,534

Funeral Services & Related Items — 1.1%
Service Corp. International Senior Notes 7.00% due 06/15/17	905,000	823,550
Service Corp. International Senior Notes 7.38% due 10/01/14	775,000	740,125
Service Corp. International Senior Notes 7.63% due 10/01/18	3,000	2,760
Service Corp. International Debentures 7.88% due 02/01/13	625,000	593,750

		2,160,185

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Gambling (Non-Hotel) — 0.6%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	$1,185,000	$628,050
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*†(4)(7)	975,000	185,250
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	734,000	513,800

		1,327,100

Home Furnishings — 0.1%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(8)	68,000	1,700
Simmons Co. Company Guar. Notes 7.88% due 01/15/14(4)	524,000	96,940

		98,640

Hotels/Motels — 0.9%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	1,555,000	1,142,925
Gaylord Entertainment Co. Company Guar. Notes 8.00% due 11/15/13	775,000	594,813

		1,737,738

Human Resources — 0.4%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	1,025,000	825,125

Independent Power Producers — 1.4%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,685,000	1,604,962
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	700,000	714,000
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	635,000	514,350

		2,833,312

Insurance Brokers — 0.5%
USI Holdings Corp. Senior Notes 6.02% due 11/15/14*(6)	653,000	310,175
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	1,695,000	779,700

		1,089,875

Medical Information Systems — 0.2%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	1,575,000	456,750

Medical Products — 1.1%
LVB Acquisition Holding LLC Senior Notes 10.00% due 10/15/17	136,000	138,040
LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17(20)	1,185,000	1,054,650
Universal Hospital Services, Inc. Senior Sec. Notes 5.94% due 06/01/15(6)	1,240,000	830,800
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15(20)	325,000	274,625

		2,298,115

Medical-HMO — 0.9%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	2,400,000	1,848,000

Medical-Hospitals — 4.8%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	1,940,000	1,867,250
HCA, Inc. Senior Notes 6.25% due 02/15/13	1,000,000	722,500
HCA, Inc. Senior Notes 7.88% due 02/01/11	1,174,000	1,112,365
HCA, Inc. Senior Notes 8.75% due 09/01/10	865,000	849,862
HCA, Inc. Senior Notes 9.25% due 11/15/16	1,945,000	1,857,475
HCA, Inc. Senior Notes 9.63% due 11/15/16(20)	1,900,000	1,596,000
Health Management Associates, Inc. Senior Notes 6.13% due 04/15/16	1,000,000	700,000
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	1,395,000	1,227,600

		9,933,052

Medical-Nursing Homes — 0.2%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	482,000	427,775

Metal-Aluminum — 0.1%
Noranda Aluminum Holding Corp. Senior Notes 8.35% due 11/15/14(6)(20)	700,000	105,000

Metal-Diversified — 0.3%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	640,000	531,200

Mining — 0.4%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.60% due 11/15/14(6)(20)	2,290,000	870,200

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Multimedia — 0.2%
Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11	$725,000	$328,063

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(2)(9)(10)	600,000	0

Non-Hazardous Waste Disposal — 0.0%
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	115,000	88,550

Oil Companies-Exploration & Production — 4.7%
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	1,050,000	840,000
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	365,000	264,625
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	1,325,000	742,000
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	1,105,000	243,100
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	1,740,000	1,470,300
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	575,000	563,500
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	500,000	172,500
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	590,000	472,000
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	100,000	81,500
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14	1,115,000	356,800
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	435,000	339,300
Hilcorp Energy I LP Senior Notes 9.00% due 06/01/16*	225,000	183,375
Linn Energy LLC Senior Notes 9.88% due 07/01/18*	850,000	684,250
Quicksilver Resources, Inc. Senior Notes 7.75% due 08/01/15	925,000	744,625
Sabine Pass LNG LP Senior Notes 7.50% due 11/30/16	3,395,000	2,499,569
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10†(4)(21)	650,000	58,500

		9,715,944

Oil-Field Services — 1.0%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	1,280,000	678,400
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	725,000	413,250
Key Energy Services, Inc. Company Guar. Notes 8.38% due 12/01/14	500,000	360,000
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	488,627	498,899

		1,950,549

Paper & Related Products — 0.8%
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	1,030,000	556,200
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	209,000	192,280
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	445,000	406,063
International Paper Co. Notes 7.95% due 06/15/18	400,000	323,892
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	833,000	199,920

		1,678,355

Physicians Practice Management — 1.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	2,220,000	1,998,000

Pipelines — 3.4%
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	825,000	631,125
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	830,000	680,600
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	2,720,000	2,298,400
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	1,100,000	1,014,750
El Paso Corp. Senior Notes 12.00% due 12/12/13	150,000	160,500
MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	575,000	421,187

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Pipelines (continued)

MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	$550,000	$394,625
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	1,375,000	673,750
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	700,000	665,000

		6,939,937

Printing-Commercial — 0.1%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	665,000	167,913

Publishing-Periodicals — 0.3%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	91,000	58,240
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	1,091,000	34,094
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*	1,094,000	322,730
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	1,965,000	176,850

		591,914

Real Estate Investment Trusts — 0.7%
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	1,505,000	1,384,600

Recycling — 0.1%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(4)(7)(20)	3,385,000	203,100

Rental Auto/Equipment — 0.3%
Rental Service Corp. Notes 9.50% due 12/01/14	1,005,000	635,663

Research & Development — 0.2%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	1,145,000	343,500

Retail-Drug Store — 0.3%
Rite Aid Corp. Senior Notes 9.50% due 06/15/17	1,837,000	523,545

Retail-Petroleum Products — 0.6%
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14*	745,000	596,000
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	700,000	633,500

		1,229,500

Retail-Restaurants — 0.4%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	985,000	778,150

Rubber-Tires — 0.1%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	790,000	142,200

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(2)(9)(10)	750,000	75

Satellite Telecom — 0.5%
Telesat Canada/Telesat LLC Senior Notes 11.00% due 11/01/15*	1,350,000	1,039,500

Seismic Data Collection — 0.3%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	1,795,000	626,006

Soap & Cleaning Preparation — 0.0%
Johnsondiversey Holdings, Inc. Notes 10.67% due 05/15/13(8)	125,000	93,125

Special Purpose Entities — 3.8%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(8)	950,000	643,625
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	575,000	577,875
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	1,150,000	1,046,500
Axcan Intermediate Holdings, Inc. Senior Notes 12.75% due 03/01/16	419,000	377,100
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*	2,565,000	230,850
CCM Merger, Inc. Notes 8.00% due 08/01/13*	780,000	327,600
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,670,000	584,500
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	1,250,000	837,500
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	925,000	425,500
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	908,000	163,440
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	1,025,000	123,000

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)

KAR Holdings, Inc. Company Guar. Notes 7.19% due 05/01/14(6)	$845,000	$354,900
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14	1,240,000	536,300
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(20)	815,000	98,819
MXEnergy Holdings, Inc. Senior Notes 10.63% due 08/01/11(6)	1,250,000	481,250
Snoqualmie Entertainment Authority Senior Sec. Notes 6.88% due 02/01/14*(6)	625,000	362,500
Snoqualmie Entertainment Authority Senior Notes 9.13% due 02/01/15*	595,000	362,950
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	400,000	350,000

		7,884,209

Steel-Producers — 0.5%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	1,759,000	1,099,375

Storage/Warehousing — 0.6%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	790,000	560,900
Mobile Services Group, Inc. Company Guar. Notes 9.75% due 08/01/14	815,000	603,100

		1,164,000

Telecom Services — 2.0%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	450,000	335,250
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	1,850,000	1,378,250
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	830,000	464,800
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	1,530,000	994,500
Qwest Corp. Senior Notes 7.88% due 09/01/11	400,000	396,000
Qwest Corp. Senior Notes 8.88% due 03/15/12	625,000	621,875

		4,190,675

Telephone-Integrated — 2.8%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	85,000	75,650
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	275,000	224,125
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	428,000	365,940
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	875,000	868,437
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	215,000	144,050
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	2,589,000	2,071,200
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	3,308,000	2,042,690

		5,792,092

Television — 0.5%
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	1,465,000	805,750
Paxson Communications Corp. Senior Sec. Notes 7.34% due 01/15/13*(6)(20)	3,276,996	155,657
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(4)(21)	765,000	1,913
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(4)(21)	785,000	1,962

		965,282

Theaters — 1.4%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	1,293,000	969,750
AMC Entertainment, Inc. Company Guar. Notes 8.63% due 08/15/12	150,000	136,500
AMC Entertainment, Inc. Senior Sub Notes 11.00% due 02/01/16	433,000	370,215
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(8)	1,500,000	1,340,625

		2,817,090

Transactional Software — 0.1%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	1,575,000	220,500

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Transport-Air Freight — 3.9%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	$6,100,446	$4,880,357
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	1,850,920	1,573,282
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	586,827	352,096
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	1,281,640	1,230,375

		8,036,110

Transport-Services — 0.3%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	300,000	219,000
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	525,000	336,000

		555,000

Vitamins & Nutrition Products — 0.2%
General Nutrition Centers, Inc. Company Guar. Notes 7.58% due 03/15/14(6)(20)	565,000	339,000

Total Corporate Bonds & Notes (cost $214,777,576)		148,202,813

FOREIGN CORPORATE BONDS & NOTES — 7.8%
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15†(4)(21)	165,000	11,550

Containers-Metal/Glass — 0.1%
Vitro SAB de CV Senior Notes 9.13% due 02/01/17(19)	481,000	115,440

Diversified Manufacturing Operations — 0.8%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	1,945,000	1,662,975

Food-Meat Products — 0.5%
JBS SA Company Guar. Notes 9.38% due 02/07/11	920,000	763,600
JBS SA Senior Notes 10.50% due 08/04/16*	375,000	255,000

		1,018,600

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(2)(4)(13)	4,590,000	4,590

Medical Products — 0.4%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 5.95% due 12/01/13(6)	1,520,000	798,000
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	395,000	98,750

		896,750

Medical-Drugs — 0.8%
Elan Finance PLC/Elan Finance Corp. Company Guar. Bonds 7.75% due 11/15/11	2,235,000	1,765,650

Metal Processors & Fabrication — 0.0%
International Utility Structures Senior Sub Notes 10.75% due 02/01/08†(1)(2)(4)(13)	3,329,000	0

Multimedia — 0.2%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	475,000	372,875

Oil Companies-Exploration & Production — 0.7%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	675,000	263,250
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	2,585,000	1,150,325
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	75,000	34,500

		1,448,075

Oil-Field Services — 0.4%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	1,010,000	787,800

Paper & Related Products — 0.2%
Abitibi-Consolidated Co. of Canada Senior Notes 13.75% due 04/01/11*	476,000	342,720

Pipelines — 0.1%
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.35% due 01/05/11	325,000	310,375

Printing-Commercial — 0.1%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*†(4)(13)	1,840,000	117,300

Satellite Telecom — 2.5%
Intelsat Intermediate Holding Co., Ltd. Disc. Notes 9.50% due 02/01/15*(8)	2,419,000	1,935,200
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	2,375,000	2,226,562
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	1,073,000	987,160

		5,148,922

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Special Purpose Entity — 0.1%
Hellas Telecommunications Luxembourg II Sub. Notes 6.84% due 01/15/15*(6)	$1,210,000	$205,700

Telecom Services — 0.5%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	1,225,000	793,188
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*	175,000	155,750

		948,938

Transport-Marine — 0.2%
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14	705,000	454,725

Transport-Rail — 0.2%
TFM SA de CV Senior Notes 9.38% due 05/01/12	350,000	333,375

Total Foreign Corporate Bonds & Notes (cost $27,735,063)		15,946,360

LOANS(14)(15) — 6.1%
Beverages-Non-alcoholic — 0.1%
Le-Natures, Inc. 9.39% due 03/01/11†(2)(3)(4)(7)	1,200,000	208,000

Building-Residential/Commercial — 0.2%
TOUSA, Inc. 14.00% due 07/31/13†(3)(5)	1,185,352	355,606

Casino Services — 0.5%
Herbst Gaming, Inc. Tranche 1 12.50% due 12/02/11(2)(3)(22)	531,033	136,077
Herbst Gaming, Inc. Delayed Draw Term B, Tranche 2 12.50% due 12/02/11(2)(3)(22)	957,622	245,391
Holding Gaming Borrower LP Term B 9.25% due 02/19/13(2)(3)	1,000,000	600,000

		981,468

Computer Services — 0.3%
CompuCom Systems, Inc. 3.91% due 08/30/14(2)(3)	987,500	701,125

Diversified Financial Services — 1.1%
Wind Acquisition Holdings Finance S.A. 8.39% due 12/21/11(2)(3)(5)	2,098,218	1,458,262
Wind Finance SL S.A. 9.64% due 11/26/14(2)	1,000,000	855,000

		2,313,262

Electric Products-Misc. — 0.3%
Texas Competitive Electric 5.37% due 10/10/14(2)(3)	982,500	687,259
Texas Competitive Electric 7.26% due 10/10/14(2)(3)	5,000	3,497

		690,756

Energy-Alternate Sources — 0.5%
VeraSun Energy Corp. Superior Priority Secured Debtor 16.50% due 11/03/09(1)(2)(3)(7)	1,050,000	1,050,000

Food-Misc. — 0.4%
Dole Food Co. 3.50% due 04/01/13(2)(3)	684,097	571,709
Dole Food Co. 3.50% due 04/12/13(2)(3)	183,615	153,450

		725,159

Gambling (Non-Hotel) — 0.4%
Greektown Holdings LLC Delayed Draw Loan 1.00% due 11/11/09(2)(3)(17)	99,156	84,283
Greektown Holdings LLC Delayed Draw Loan 9.25% due 06/01/09(2)(3)	852,846	724,919

		809,202

Leisure Products — 0.1%
AMC Entertainment Holdings, Inc. 7.82% due 06/15/12(2)(3)	573,527	215,072

Medical-Drugs — 0.7%
Triax Pharmaceuticals LLC 14.00% due 08/30/11(1)(2)(3)(8)(16)	1,561,252	1,407,949

Medical-Hospitals — 0.9%
Capella Healthcare, Inc. 13.00% due 02/29/16(2)(3)	1,000,000	890,000
Iasis Healthcare Corp. 6.43% due 06/15/14(2)(3)	1,177,790	1,012,899

		1,902,899

Oil-Field Services — 0.3%
Stallion Oilfield Service 8.51% due 07/30/12(2)(3)	2,000,000	600,000

Paper & Related Products — 0.2%
Boise Paper Holdings LLC 10.50% due 02/22/15(2)(3)	1,000,000	300,000

Publishing-Periodicals — 0.1%
Idearc, Inc. Term Loan B 5.54% due 11/17/14(2)(3)	797,964	277,093

Total Loans (cost $19,736,677)		12,537,591

COMMON STOCK — 1.0%
Casino Services — 0.2%
Capital Gaming International, Inc.†(1)	103	0
Shreveport Gaming Holdings, Inc.†(1)(2)(3)	17,578	339,431

		339,431

Cellular Telecom — 0.1%
iPCS, Inc.†(2)(3)	23,737	117,736

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Food-Misc. — 0.2%
Wornick Co.†(1)(2)(3)	8,418	$420,900

Independent Power Producers — 0.0%
Mirant Corp.†	5,913	101,526

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(2)(3)(18)	128,418	53,936

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(1)(2)(3)	70,165	702

Oil Companies-Exploration & Production — 0.5%
EXCO Resources, Inc.†	92,971	942,726
Transmeridian Exploration, Inc.†	119	1

		942,727

Total Common Stock (cost $3,593,083)		1,976,958

PREFERRED STOCK — 0.4%
Medical-Drugs — 0.1%
Triax Pharmaceuticals LLC, Class C 14.70%(1)(2)(3)(18)	39,177	78,353

Medical-Generic Drugs — 0.3%
Mylan, Inc. 6.50%	877	649,068

Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Convertible 15.00%(1)(5)	7,922	63,376

Total Preferred Stock (cost $1,663,461)		790,797

WARRANTS — 0.0%†
Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)(1)	44,885	449

Telecom Services — 0.0%
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)(1)	3,500	0

Total Warrants (cost $131,987)		449

Total Long-Term Investment Securities (cost $270,680,353)		180,150,355

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Commercial Paper — 0.9%
Ford Motor Credit Co. LLC Senior Notes 5.54% due 04/15/09 (cost $1,572,653)	1,950,000	1,862,250

REPURCHASE AGREEMENT — 10.6%
State Street Bank & Trust Co. Joint Repurchase Agreement(11) (cost $21,810,000)	$21,810,000	21,810,000

TOTAL INVESTMENTS (cost $294,063,006) (12)	99.3%	203,822,605
Other assets less liabilities	0.7	1,470,937

NET ASSETS	100.0%	$205,293,542

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2009, the aggregate value of these securities was $32,424,508 representing 15.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security; see Note 2
(2)	Illiquid security. At January 31, 2008, the aggregate value of these securities was $18,219,383 representing 8.9% of net assets.

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

(3)	To the extent permitted by the Statement of Additional Information, the High-Yield Bond Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2009, the High-Yield Bond Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

AMC Entertainment Holdings 7.82% due 06/15/12 Loan Agreement	6/8/07	$500,000	$487,500
	9/15/07	13,813	13,813
	12/15/07	13,767	15,007
	3/17/08	13,324	13,324
	6/15/08	10,665	10,665
	9/25/08	10,842	12,417
	12/19/08	11,116	11,676

		573,527	564,402	$215,072	$37.50	0.10%
Boise Paper Holdings LLC 10.50% due 02/22/15 Loan Agreement	2/29/08	1,000,000	930,604	300,000	30.00	0.15
Capella Healthcare, Inc. 13.00% due 02/29/16 Loan Agreement	3/11/08	1,000,000	990,686	890,000	89.00	0.43
Critical Care Systems International, Inc. Common Stock	6/26/06	70,165	583,324	702	0.01	0.00
CompuCom Systems, Inc. 3.91% due 08/30/14 Loan Agreement	8/17/07	987,500	953,755	701,125	71.00	0.34
Dole Food Co. 3.50% due 04/01/13 Loan Agreement	11/26/07	684,097	649,079	571,709	83.57	0.28
Dole Food Co. 3.50% due 04/12/13 Loan Agreement	11/26/07	183,615	174,209	153,450	83.57	0.07
Greektown Holdings LLC 1.00% due 11/11/09 Delayed Draw Loan Loan Agreement	08/06/08	99,156	99,156	84,283	85.00	0.04
Greektown Holdings LLC 9.25% due 06/01/09 Delayed Draw Loan Loan Agreement	06/06/08	82,642	83,100
	06/06/08	89,634	89,634
	08/06/08	225,647	223,798
	08/11/08	118,762	118,762
	10/08/08	74,505	74,505
	11/05/08	89,259	89,259
	12/16/08	101,465	101,466
	12/30/08	70,932	70,932

		852,846	851,456	724,919	85.00	0.35

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Herbst Gaming, Inc. 12.50% due 12/02/11 Tranche 1 Loan Agreement	3/26/08	$184,265	$158,214
	3/26/08	173,384	123,536
	3/28/08	173,384	123,536

		531,033	405,286	$136,077	$25.62	0.07%
Herbst Gaming, Inc. 12.50% due 12/02/11 Delayed Draw Term B, Tranche 2 Loan Agreement	3/26/08	49,019	46,847
	3/26/08	746,541	598,210
	3/28/08	51,892	37,501
	9/26/08	110,170	93,217

		957,622	775,775	245,391	25.63	0.12
Holding Gaming Borrower LP 9.25% due 02/19/13 Term B Loan Agreement	8/16/08	1,000,000	944,241	600,000	60.00	0.29
Iasis Healthcare Corp. 6.43% due 06/15/14 Loan Agreement	4/13/07	1,000,000	986,906
	8/15/07	26,516	26,516
	10/31/07	27,834	27,834
	1/26/08	28,397	28,397
	4/30/08	23,502	23,502
	7/31/08	22,825	23,224
	10/26/08	23,208	23,617
	01/28/09	25,508	25,509

		1,177,790	1,165,505	1,012,899	86.00	0.49
ICO North America, Inc. 7.50% due 08/15/09	8/11/05	1,125,000	1,125,000
	2/15/08	47,000	47,000
	9/12/08	49,000	49,000

		1,221,000	1,221,000	244,200	20.00	0.12
Idearc Inc. 5.54% due 11/17/14 Loan Agreement	10/21/08	299,236	134,926
	10/22/08	199,491	90,768
	10/23/08	299,237	136,901

		797,964	362,595	277,093	34.73	0.13
IPCS, Inc. Common Stock	7/20/04	23,737	360,097	117,736	4.96	0.06
Le-Natures, Inc. 9.39% due 03/01/11 Loan Agreement	9/26/06	1,200,000	1,200,000	208,000	17.33	0.10
Shreveport Gaming Holdings, Inc. Common Stock	7/21/05	2,402	55,313
	7/29/05	15,176	349,393

		17,578	404,706	339,431	19.31	0.17
Southern Energy, Inc. 7.90% due 07/15/09	1/10/06	4,750,000	0	0	0.00	0.00

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Stallion Oilfield Service 8.51% due 07/30/12 Loan Agreement	7/18/07	$1,000,000	$987,275
	12/4/07	1,000,000	957,200

		2,000,000	1,944,475	$600,000	$30.00	0.29%
Texas Competitive Electric Holdings Co., Inc. 5.37% due 10/10/14 Loan Agreement	10/31/07	94,167	94,167
	11/11/08	888,333	888,333

		982,500	982,500	687,259	69.95	0.33
Texas Competitive Electric Holdings Co., Inc. 7.26% due 10/10/14 Loan Agreement	8/11/08	5,000	5,000	3,497	69.94	0.00
TOUSA, Inc. 14.00% due 07/31/13 Loan Agreement	10/11/07	1,022,829	931,684
	1/29/08	11,293	14,571
	3/14/08	10,700	10,700
	4/9/08	26,285	26,285
	6/30/08	37,503	37,503
	10/07/08	39,014	39,014
	01/15/09	37,728	37,728

		1,185,352	1,097,485	355,606	30.00	0.17
Triax Pharmaceuticals LLC 14.00% due 08/30/11 Loan Agreement	8/31/07	1,500,000	1,393,239
	10/31/07	3,875	3,875
	1/24/08	11,404	11,404
	4/16/08	11,239	11,239
	7/1/08	11,449	11,449
	10/1/08	11,534	11,534
	1/5/09	11,751	21,267

		1,561,252	1,464,007	1,407,949	90.18	0.69
Triax Pharmaceuticals LLC Common Stock	8/31/07	128,418	53,936	53,936	0.42	0.03
Triax Pharmaceuticals LLC Class C 14.70% Preferred Stock	8/31/07	39,177	78,353	78,353	2.00	0.04
VeraSun Energy Corp. 16.50% due 11/03/09 Superior Priority Secured Debtor Loan Agreement	11/03/08	95,679	95,679
	11/25/08	165,000	165,000
	12/11/08	107,450	107,450
	12/11/08	550,000	550,000
	12/18/08	131,871	131,871

		1,050,000	1,050,000	1,050,000	100.00	0.51

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Wind Acquisition Holdings Finance S.A. 8.39% due 12/21/11 Loan Agreement	2/27/07	$206,305	$205,977
	3/6/07	206,305	206,343
	3/15/07	412,610	413,686
	3/19/07	206,305	206,343
	6/21/07	412,749	417,783
	8/15/07	32,877	26,162
	10/18/07	47,602	47,602
	11/1/07	300,000	302,862
	1/18/08	58,098	58,098
	4/18/08	53,312	53,312
	7/18/08	48,862	48,862
	10/20/08	52,013	51,852
	01/20/09	61,180	61,180

		2,098,218	2,100,062	$1,458,262	69.50	0.71%
Wornick Co. Common Stock	8/8/08	8,418	1,113,241	420,900	50.00	0.21

				$12,937,849		6.29%

(4)	Bond in default
(5)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2009.
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	Company has filed for Chapter 7 bankruptcy protection.
(10)	Bond is in default and did not pay principal at maturity
(11)	See Note 2 for details of Joint Repurchase Agreements.
(12)	See Note 4 for cost of investments on a tax basis.
(13)	Company has filed bankruptcy in country of issuance
(14)	The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(15)	Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(16)	A portion of the interest is paid in the form of additional bonds.
(17)	Loan is subject to an unfunded loan commitment. See Note 5 for details
(18)	Consist of more than one class of securities traded together as a unit.
(19)	Security is in default subsequent to January 31, 2009.
(20)	Income may be received in cash or additional bonds at the discretion of the issuer.
(21)	Subsequent to January 31, 2009, the company has filed for Chapter 11 bankruptcy protection.

SunAmerica Series Trust Total Return Bond Portfolio#
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	80.6%
Government National Mtg. Assoc.	38.4
Banks-Commercial	11.1
Finance-Investment Banker/Broker	7.3
Diversified Financial Services	6.0
United States Treasury Bonds	4.2
Diversified Banking Institutions	4.0
Repurchase Agreements	3.3
U.S. Government Agencies	3.1
Federal Home Loan Mtg. Corp.	3.0
Sovereign Agency	2.9
Special Purpose Entities	2.8
Electric-Integrated	2.6
Banks-Super Regional	2.6
U.S. Government Treasuries	1.8
Finance-Credit Card	1.3
Telephone-Integrated	1.1
Beverages-Non-alcoholic	1.1
U.S. Municipal Bonds & Notes	1.0
Banks-Special Purpose	1.0
Finance-Consumer Loans	0.9
Finance-Commercial	0.9
Commercial Paper	0.8
Insurance-Life/Health	0.8
Computers	0.8
Banks-Money Center	0.6
Oil Companies-Exploration & Production	0.5
Medical-Drugs	0.5
Printing-Commercial	0.5
Auto-Cars/Light Trucks	0.5
Transport-Services	0.4
Medical-Wholesale Drug Distribution	0.4
Tobacco	0.2
Paper & Related Products	0.2
United States Treasury Notes	0.2
Metal-Aluminum	0.2
Oil Companies-Integrated	0.1

187.7%

Credit Quality+(1)

Government-Agency	69.7%
Government-Treasury	2.5
AAA	7.9
AA	2.3
A	13.5
BBB	3.5
BB	0.2
B	0.1
Below C	0.1
Not Rated@	0.2

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+	Source: Standard & Poors.
#	See Note 1
(1)	Calculated as a percentage of total debt issues, excluding short-term securities.

SunAmerica Series Trust Total Return Bond Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
	Principal	Value
Security Description	Amount**	(Note 2)

ASSET BACKED SECURITIES — 5.4%
Diversified Financial Services — 5.4%
Access Group, Inc. Series 2008-1, Class A 2.46% due 10/27/25(1)	$592,423	$545,440
Bank of America Credit Card Trust Series 2006-A9, Class A9 0.34% due 02/15/13(1)	800,000	750,494
Bear Stearns Asset Backed Securities Trust Series 2006-SD3, Class 1A-1A 5.50% due 08/25/36	739,344	389,859
Bear Stearns Commercial Mtg. Securities Series 1999-CLF1, Class A3 7.00% due 05/20/30(2)	423,150	424,561
Chase Issuance Trust Series 2008-A13, Class A13 3.50% due 09/15/15(1)	1,400,000	1,266,563
Ford Credit Auto Owner Trust Series 2008-C, Class A2B 1.23% due 01/15/11(1)	898,374	867,413
Ford Credit Auto Owner Trust Series 2008-B, Class A2 1.53% due 12/15/10(1)	819,421	793,958
Franklin Auto Trust Series 2008-A, Class A3 1.94% due 06/20/12(1)	900,000	851,208
GS Mtg. Securities Corp. II Series 2001-ROCK, Class A2 6.62% due 05/03/18*(2)	300,000	308,837
GSR Mtg. Loan Trust Series 2005-AR6, Class 2A1 4.54% due 09/25/35(2)	318,385	261,633
Harborview Mtg. Loan Trust Series 2006-12, Class 2A-2A 0.55% due 01/19/38(1)(2)	743,005	318,902
Prime Mtg. Trust Series 2006-1, Class 1A1 5.50% due 06/25/36(2)	921,433	528,385
Residential Asset Securitization Trust Series 2003-A8, Class A2 0.74% due 10/25/18(1)(2)	548,698	446,271
SLM Student Loan Trust Series 2008-9, Class A 2.66% due 04/25/23(1)	2,592,391	2,490,748
SLM Student Loan Trust Series 2007-2, Class A2 1.16% due 07/25/17(1)	500,000	452,323
SLM Student Loan Trust Series 2008-7, Class A1 1.56% due 04/25/10(1)	372,994	363,967
South Carolina Student Loan Corp. Series 2008-1, Class A1 2.70% due 09/02/14(1)	418,847	413,414
Wachovia Bank Commercial Mtg. Trust Series 2006-C29, Class A4 5.31% due 11/15/48(2)	1,000,000	680,075
WaMu Mtg. Pass Through Certs. Series 2005-AR13, Class A1A1 0.68% due 10/25/45(1)(2)	372,085	204,065

Total Asset Backed Securities (cost $12,891,660)		12,358,116

CONVERTIBLE BONDS & NOTES — 0.5%
Insurance-Life/Health — 0.5%
Prudential Financial, Inc. Senior Notes 0.37% due 12/15/37(1)
Total Convertible Bonds & Notes (cost $1,154,133)	1,200,000	1,152,000

CORPORATE BONDS & NOTES — 29.9%
Auto-Cars/Light Trucks — 0.5%
Daimler Finance North America LLC Company Guar. Bonds 5.75% due 09/08/11	100,000	95,019
DaimlerChrysler NA Holding Corp. Notes 4.88% due 06/15/10	1,000,000	979,302

		1,074,321

Banks-Commercial — 5.6%
KeyBank NA Sub. Notes 7.41% due 10/15/27	650,000	569,099
National City Bank Senior Notes 1.62% due 06/18/10(1)	500,000	463,818
New York Community Bank FDIC Guar. Notes 3.00% due 12/16/11	1,200,000	1,226,094
Regions Bank FDIC Guar. Notes 3.25% due 12/09/11	3,200,000	3,289,187
SunTrust Bank FDIC Guar. Notes 3.00% due 11/16/11	3,200,000	3,266,595
UBS AG Stamford Branch Senior Notes 2.50% due 06/19/10(1)	900,000	899,842
Unicredito Italiano NY Notes 0.93% due 05/18/09(1)	500,000	499,723
Wachovia Bank NA Sub. Notes 2.33% due 03/15/16(1)	3,600,000	2,603,351

		12,817,709

SunAmerica Series Trust Total Return Bond Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

CORPORATE BONDS & NOTES (continued)

Banks-Super Regional — 2.6%
Bank of America Corp. Senior Notes 5.65% due 05/01/18		$2,000,000	$1,811,344
JPMorgan Chase Bank NA Sub. Notes 2.33% due 06/13/16(1)		600,000	450,851
KeyCorp Senior Notes 6.50% due 05/14/13		1,000,000	961,918
PNC Funding Corp. FDIC Guar. Notes 2.30% due 06/22/12		2,200,000	2,188,875
Wachovia Corp. Senior Notes 5.30% due 10/15/11		400,000	406,575

			5,819,563

Beverages-Non-alcoholic — 1.1%
PepsiCo, Inc. Senior Notes 7.90% due 11/01/18		2,000,000	2,480,322

Computers — 0.8%
Hewlett-Packard Co. Notes 2.06% due 06/15/10(1)		700,000	693,716
International Business Machines Corp. Senior Notes 1.76% due 07/28/11(1)		1,100,000	1,062,874

			1,756,590

Diversified Banking Institutions — 4.0%
Bank of America Corp. Senior Notes 5.75% due 12/01/17		1,600,000	1,459,610
Citigroup, Inc. Senior Notes 5.85% due 07/02/13		1,700,000	1,566,536
Citigroup, Inc. Senior Notes 6.13% due 11/21/17		2,400,000	2,170,764
Morgan Stanley Sub. Notes 4.75% due 04/01/14		100,000	83,287
Morgan Stanley Senior Notes 6.00% due 04/28/15		1,800,000	1,631,304
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18		2,300,000	2,073,358

			8,984,859

Diversified Financial Services — 0.4%
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/57(1)		600,000	311,118
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39		600,000	531,618

			842,736

Electric-Integrated — 1.6%
Constellation Energy Group, Inc. Senior Notes 7.00% due 04/01/12		1,000,000	961,382
Dominion Resources, Inc. Senior Notes 2.92% due 06/17/10(1)		800,000	774,801
FPL Group Capital, Inc. Company Guar. Notes 2.75% due 06/17/11(1)		800,000	728,511
Southern Co. Senior Notes 2.92% due 08/20/10(1)		1,200,000	1,168,261

			3,632,955

Finance-Commercial — 0.9%
Caterpillar Financial Services Corp. Senior Notes 2.22% due 06/24/11(1)		900,000	815,826
CIT Group, Inc. Senior Notes 2.30% due 06/08/09(1)		200,000	194,626
CIT Group, Inc. Senior Notes 4.25% due 09/22/11	EUR	1,000,000	939,396

			1,949,848

Finance-Consumer Loans — 0.9%
John Deere Capital Corp. Senior Notes 2.94% due 06/10/11(1)		1,300,000	1,228,019
SLM Corp. Senior Notes 1.39% due 10/25/11(1)		500,000	388,998
SLM Corp. Senior Notes 4.75% due 03/17/14	EUR	600,000	476,309

			2,093,326

Finance-Credit Card — 1.3%
American Express Credit Corp. Senior Notes 5.88% due 05/02/13		3,100,000	3,000,084

Finance-Investment Banker/Broker — 5.9%
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18		700,000	702,854
Lehman Brothers Holdings, Inc. Senior Notes 6.88% due 05/02/18†(3)(4)(9)		1,000,000	140,000
Merrill Lynch & Co., Inc. Senior Notes 3.08% due 02/05/10(1)		900,000	870,856
Merrill Lynch & Co., Inc. Senior Notes 4.20% due 05/30/14(1)	EUR	200,000	201,447
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18		1,900,000	1,829,161
Morgan Stanley Senior Notes 6.60% due 04/01/12		900,000	864,412

SunAmerica Series Trust Total Return Bond Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount**	(Note 2)

CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)

Morgan Stanley Senior Notes 6.63% due 04/01/18	$3,200,000	$2,928,362
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	400,000	381,041
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	900,000	905,244
The Bear Stearns Cos., Inc. Notes 7.25% due 02/01/18	1,300,000	1,383,786
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	1,200,000	1,095,763
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	300,000	277,581
The Goldman Sachs Group, Inc. Senior Notes 6.88% due 01/15/11	1,800,000	1,818,153

		13,398,660

Insurance-Life/Health — 0.3%
Pricoa Global Funding I Notes 1.27% due 01/30/12*(1)	500,000	365,654
Pricoa Global Funding I Notes 1.67% due 09/27/13*(1)	400,000	263,533

		629,187

Internet Connectivity Services — 0.0%
Rhythms Netconnections, Inc. Senior Notes 13.50% due 05/15/08†(7)(9)	1,700,000	0
Rhythms Netconnections, Inc. Senior Notes 14.00% due 02/15/10†(7)(9)	400,000	0

		0

Medical-Drugs — 0.5%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	1,000,000	1,113,929

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	1,000,000	912,153

Metal-Aluminum — 0.2%
Alcoa, Inc. Senior Notes 6.00% due 07/15/13	500,000	427,792

Miscellaneous Manufacturing — 0.0%
Propex Fabrics, Inc. Company Guar. Notes 10.00% due 12/01/12(3)(4)	205,000	256

Oil Companies-Exploration & Production — 0.5%
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10	1,130,000	1,197,800

Printing-Commercial — 0.5%
R.R. Donnelley & Sons, Co. Notes 11.25% due 02/01/19	1,100,000	1,078,601

Special Purpose Entities — 0.8%
Barnett Capital Trust III Notes 3.82% due 02/01/27	2,700,000	1,187,244
CA FM Lease Trust Senior Notes 8.50% due 07/15/17*(9)	149,846	154,307
Harley-Davidson Funding Corp. Senior Notes 6.80% due 06/15/18*	1,000,000	601,681

		1,943,232

Telephone-Integrated — 0.5%
AT&T Corp. Senior Notes 8.00% due 11/15/31	1,000,000	1,186,532

Tobacco — 0.2%
Reynolds American, Inc. Company Guar. 7.25% due 06/01/13	500,000	473,552

Transport-Services — 0.4%
Ryder System, Inc. Senior Notes 7.20% due 09/01/15	1,200,000	1,031,380

Web Hosting/Design — 0.0%
Exodus Communications, Inc. Senior Notes 11.63% due 07/15/10†(3)(7)	485,000	0

Total Corporate Bonds & Notes (cost $70,153,004)		67,845,387

FOREIGN CORPORATE BONDS & NOTES — 11.1%
Banks-Commercial — 5.5%
ANZ National International, Ltd./New Zealand Company Guar. Notes 6.20% due 07/19/13*	1,000,000	969,325
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(1)(5)	1,100,000	516,626
BNP Paribas Jr. Sub. Notes 7.20% due 06/25/37*(1)(5)	1,000,000	549,340
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	1,000,000	947,798
ING Bank NV Government Guar. Notes 2.63% due 02/05/12*(9)	4,100,000	4,087,782
National Australia Bank Ltd. Senior Notes 5.35% due 06/12/13*	1,800,000	1,723,021

SunAmerica Series Trust Total Return Bond Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount**	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)

Royal Bank of Scotland Group PLC Bonds 6.99% due 10/05/17*(1)(5)	$1,200,000	$335,919
Swedbank AB Government Guar. Notes 3.00% due 12/22/11*	2,200,000	2,193,738
UBS AG Notes 5.75% due 04/25/18	1,300,000	1,146,704

		12,470,253

Banks-Money Center — 0.6%
Deutsche Bank AG (London) Notes 4.88% due 05/20/13	1,300,000	1,270,833

Banks-Special Purpose — 1.0%
Export-Import Bank of Korea Senior Notes 8.13% due 01/21/14	2,200,000	2,158,284

Diversified Financial Services — 0.2%
Citigroup Funding, Inc. (Rosselkhozbank Bond Credit Linked Security) 7.34% due 02/24/10(7)(9)	465,000	415,903

Electric-Integrated — 1.0%
Electricite de France Notes 6.50% due 01/26/19*	2,200,000	2,282,652

Finance-Investment Banker/Broker — 1.4%
Macquarie Bank, Ltd. Government Guar. Notes 4.10% due 12/17/13*	3,100,000	3,128,411

Oil Companies-Integrated — 0.1%
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	400,000	290,585

Paper & Related Products — 0.2%
Pindo Deli Finance BV Company Guar. Bonds zero coupon due 04/28/25*(9)	1,743,170	87,159
Pindo Deli Finance BV Company Guar. Notes 3.18% due 04/28/15*(1)(9)	73,261	40,293
Pindo Deli Finance BV Company Guar. Notes 3.18% due 04/28/18*(1)(9)	432,197	108,049
Tjiwi Kimia Finance BV Company Guar. Notes zero coupon due 04/28/27*(9)	724,965	36,248
Tjiwi Kimia Finance BV Company Guar. Notes 3.15% due 04/28/18*(1)(9)	293,490	73,373
Tjiwi Kimia Finance BV Company Guar. Notes 3.18% due 04/28/15(1)	195,908	107,749

		452,871

Special Purpose Entities — 0.5%
Pearson Dollar Finance Two PLC Company Guar. Notes 5.50% due 05/06/13*	1,100,000	1,016,740
TransCapitalInvest Ltd. for OJSC AK Transneft Notes 8.70% due 08/07/18*	300,000	227,868

		1,244,608

Specified Purpose Acquisitions — 0.0%
Murrin Murrin Holdings Property, Ltd. Bonds 9.38% due 08/31/30†(7)	600,000	60

Telephone-Integrated — 0.6%
British Telecommunications PLC Senior Notes 5.95% due 01/15/18	1,700,000	1,431,687

Total Foreign Corporate Bonds & Notes (cost $27,136,384)		25,146,147

FOREIGN GOVERNMENT AGENCIES — 1.0%
Sovereign — 1.0%
Republic of Bulgaria Bonds 8.25% due 01/15/15	310,000	319,300
Russian Federation Bonds 7.50% due 03/31/30*(6)	384	355
United Mexican States Notes 5.95% due 03/19/19	1,900,000	1,848,700

Total Foreign Government Agencies (cost $2,246,535)		2,168,355

MUNICIPAL BONDS & NOTES — 1.0%
U.S. Municipal Bonds & Notes — 1.0%
Chicago Transit Authority Bond Series A 6.90% due 12/01/40	800,000	824,504
Chicago Transit Authority Bond Series B 6.90% due 12/01/40	900,000	927,567
Ohio Housing Finance Agency Bond Series F 6.04% due 09/01/17	490,000	475,369

Total U.S. Municipal Bonds & Notes (cost $2,189,766)		2,227,440

U.S. GOVERNMENT AGENCIES — 123.7%
Federal Home Loan Mtg. Corp. — 3.0%
5.00% due 02/01/36	4,097,463	4,173,395
Federal Home Loan Mtg. Corp. REMIC Series 3346, Class FA 0.56% due 02/15/19(2)	1,285,167	1,257,278

SunAmerica Series Trust Total Return Bond Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount**	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)

Series T-62, Class 1A1 3.46% due 10/25/44(1)(2)	$215,273	$204,891
Series T-61, Class 1A1 3.66% due 07/25/44(1)(2)	1,210,789	1,074,952

		6,710,516

Federal National Mtg. Assoc. — 80.4%
4.50% due 02/01/38	993,206	1,001,075
4.50% due March TBA	4,000,000	4,012,500
5.00% due 09/01/35	552,077	563,861
5.00% due 01/01/38	1,513,919	1,540,705
5.00% due 02/01/38	4,379,967	4,457,466
5.00% due 03/01/38	630,300	641,467
5.00% due 04/01/38	1,202,649	1,223,928
5.00% due 05/01/38	1,225,030	1,246,706
5.00% due 06/01/38	470,328	478,651
5.00% due 07/01/38	199,484	203,013
5.00% due 10/01/38	177,091	180,225
5.00% due 11/01/38	319,245	324,983
5.00% due February TBA	24,500,000	24,905,679
5.00% due March TBA	2,000,000	2,027,500
5.09% due 06/01/35	679,005	695,434
5.50% due 05/01/37	1,000,000	1,024,454
5.50% due 06/01/37	799,920	819,481
5.50% due 08/01/37(11)	7,187,952	7,369,747
5.50% due 10/01/38	4,272,815	4,377,543
5.50% due 10/01/38	4,124,087	4,232,259
5.50% due February TBA	36,000,000	36,843,768
5.50% due March TBA	60,000,000	61,256,280
6.50% due February TBA	22,000,000	22,914,364

		182,341,089

Government National Mtg. Assoc. — 38.4%
5.00% due February TBA	3,500,000	3,566,717
5.00% due March TBA	500,000	507,656
5.50% due February TBA	11,000,000	11,261,250
6.00% due February TBA	25,500,000	26,233,125
6.00% due 08/15/31	7,297	7,541
6.00% due 11/15/32	5,575	5,759
6.00% due 10/15/33	7,246	7,479
6.00% due 11/15/33	6,050	6,244
6.00% due 05/15/35	250,523	258,259
6.00% due 01/15/36	81,046	83,536
6.00% due 02/15/36	39,476	40,688
6.00% due 07/15/36	23,574	24,299
6.00% due 09/15/36	623,167	642,311
6.00% due 02/15/37	488,673	503,686
6.00% due 05/15/37	43,555	44,893
6.00% due 06/15/37	1,515,402	1,561,956
6.00% due 06/15/37	377,403	388,815
6.00% due 07/15/37	93,808	96,690
6.00% due 09/15/37	890,788	918,153
6.00% due 11/15/37	2,903,279	2,992,470
6.00% due 12/15/37	682,998	703,980
6.00% due 01/15/38	551,778	568,642
6.00% due 03/15/38	1,756,956	1,810,657
6.00% due 04/15/38	259,321	267,246
6.00% due 05/15/38	739,841	762,453
6.00% due 07/15/38	1,215,734	1,252,892
6.00% due 08/15/38	13,752,331	14,172,666
6.00% due 09/15/38	5,804,738	5,982,157
6.00% due 10/15/38	3,978,037	4,099,624
6.00% due 11/15/38	499,449	514,714
6.00% due 12/15/38	500,000	515,128
6.50% due 06/15/38	1,383,510	1,436,325
6.50% due 07/15/38	1,900,192	1,972,732
6.50% due 08/15/38	578,603	600,691
6.50% due 10/15/38	137,698	143,571
6.50% due 11/15/38	2,994,481	3,108,797

		87,063,802

Sovereign — 1.9%
Overseas Private Investment Corp. Bonds 4.00% due 09/20/13	2,192,079	2,259,587
Overseas Private Investment Corp. Notes 5.75% due 04/15/14(7)	2,100,000	2,106,898

		4,366,485

Total U.S. Government Agencies (cost $279,761,214)		280,481,892

U.S. GOVERNMENT TREASURIES — 4.4%
United States Treasury Bonds — 4.2%
2.00% due 01/15/26	535,810	496,127
2.13% due 01/15/19 TIPS	3,200,000	3,318,000
2.38% due 01/15/17 TIPS	2,214,849	2,257,762
2.38% due 01/15/25	789,852	772,080
2.50% due 01/15/29	1,882,235	1,895,175
5.00% due 05/15/37	600,000	739,500

		9,478,644

United States Treasury Notes — 0.2%
3.38% due 06/30/13	400,000	430,094

Total U.S. Government Treasuries (cost $9,612,563)		9,908,738

COMMON STOCK — 0.0%
Communications Software — 0.0%
Ventelo GmbH†(7)	11,286	0

Electric-Integrated — 0.0%
PNM Resources, Inc.	63	632

Telecom Equipment-Fiber Optics — 0.0%
Viatel Holding Bermuda Ltd.	2	1

Telephone-Integrated — 0.0%
XO Holdings, Inc.(9)	682	99

Total Common Stock (cost $418,866)		732

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Electric-Integrated — 0.0%
SW Acquisition†(7)(9)
(cost $0)	1	6

SunAmerica Series Trust Total Return Bond Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount**	(Note 2)

WARRANTS† — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria Expires 11/15/20 (strike price $250.00)(7)	750	$67,500

Telephone-Integrated — 0.0%
XO Holdings, Inc., Series A Expires 01/16/10 (strike price $6.25)(9)	1,369	3
XO Holdings, Inc., Series B Expires 01/16/10 (strike price $7.50)(9)	1,027	5
XO Holdings, Inc., Series C Expires 01/16/10 (strike price $10.00)(9)	1,027	1

		9

Total Warrants (cost $0)		67,509

OPTIONS-PURCHASED — 0.2%
Options Purchased(9)(10) (cost $148,945)	370,000	448,702

Total Long-Term Investment Securities (cost $405,713,070)		401,805,024

SHORT-TERM INVESTMENT SECURITIES — 7.2%
Commercial Paper — 0.8%
ING US Funding LLC 2.20% due 02/18/09	$1,900,000	1,898,026

Special Purpose Entity — 1.5%
State of Illinois 4.50% due 06/24/09	3,300,000	3,333,462

U.S. Government Agencies — 3.1%
Federal Home Loan Bank 0.08% due 02/06/09	1,000,000	999,989
Federal National Mtg. Assoc. 1.10% due 02/03/09	6,000,000	5,999,633

		6,999,622

U.S. Government Treasury Bills — 1.8%
0.01% due 03/12/09	1,600,000	1,599,982
0.03% due 03/26/09	500,000	499,967
0.11% due 02/26/09	500,000	499,967
0.13% due 02/19/09	610,000	609,991
0.30% due 02/26/09	530,000	529,956
0.80% due 06/04/09	320,000	319,712

		4,059,575

Total Short-Term Investment Securities (cost $16,263,595)		16,290,685

REPURCHASE AGREEMENTS — 3.3%
Agreement with JP Morgan Chase Bank, N.A., bearing interest at 0.28%, dated 01/30/09, to be repurchased 02/02/09 in the amount of $3,900,090 and collateralized by Federal National Mtg. Assoc. Bonds, bearing interest at 6.63% due 09/15/09 and having an approximate value of $3,978,427	3,900,000	3,900,000
Agreement with JP Morgan Chase Bank, N.A., bearing interest at 0.09%, dated 01/12/09, to be repurchased 02/09/09 in the amount of $2,513,680 and collateralized by U.S. Treasury Bonds, bearing interest at 4.00% due 08/15/18 and having an approximate value of $2,454,159	2,513,500	2,513,500
Agreement with Credit Suisse Securities (USA) LLC, bearing interest at 0.26%, dated 01/30/09, to be repurchased 02/02/09 in the amount of $1,000,028 and collateralized by U.S. Treasury Bonds, bearing interest at 5.13% due 06/30/11 and having an approximate value of $1,023,981	1,000,000	1,000,000

Total Repurchase Agreements (cost $7,413,500)		7,413,500

TOTAL INVESTMENTS (cost $429,390,165)(8)	187.7%	425,509,209
Liabilities in excess of other assets	(87.7)	(198,783,143)

NET ASSETS	100.0%	$226,726,066

BONDS & NOTES SOLD SHORT — (6.0)%
Government National Mtg. Assoc. — (4.9)%
5.50% due February TBA	(11,000,000)	(11,261,251)

U.S. Government Treasuries — (1.1)%
4.00% due 08/15/18	(2,200,000)	(2,415,186)

Total Bonds & Notes Sold Short (proceeds $(13,787,140))		$(13,676,437)

#	See Note 1
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2009, the aggregate value of these securities was $19,070,911 representing 8.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
†	Non-income producing security
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2009.
(2)	Collateralized Mortgage Obligation
(3)	Bond in default
(4)	Company has filed Chapter 11 bankruptcy protection.
(5)	Perpetual maturity — maturity date reflects the next call date.

SunAmerica Series Trust Total Return Bond Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(7)	Fair valued security; see Note 2
(8)	See Note 4 for cost of investments on a tax basis.
(9)	Illiquid security. At January 31, 2009, the aggregate value of these securities was $5,591,930 representing 2.5% of net assets.
(10)	Options — Purchased
(11)	The security or portion thereof was pledged as collateral to cover margin requirements for open future contracts.

Call Options — Purchased

					Market
					Value at	Unrealized
	Contract	Strike	Number of		January 31,	Appreciation
Issue	Month	Price	Contracts	Cost	2009	(Depreciation)

Federal National Mtg. Assoc. 5.00% due March 2039	February 2009	$93.59	10,000	$23,438	$67,917	$44,479
Federal National Mtg. Assoc. 5.00% due March 2039	February 2009	94.06	50,000	121,875	380,785	258,910

				$145,313	$448,702	$303,389

Put Options — Purchased

					Market
					Value at	Unrealized
	Contract	Strike	Number of		January 31,	Appreciation
Issue	Month	Price	Contracts	Cost	2009	(Depreciation)

Federal National Mtg. Assoc. 5.50% due March 2039	March 2009	$86.00	310,000	$3,632	$—	$(3,632)

Total				$148,945	$448,702	$299,757

EUR—	Euro Dollar
REMIC—	Real Estate Mortgage Investment Conduit
TBA—	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS—	Treasury Inflation Protected Security

SunAmerica Series Trust Total Return Bond Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

Open Futures Contracts

Number				Market	Market	Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts		Description	Date	Trade Date	January 31, 2009	(Depreciation)

2	Short	LIF Long Gilt	March 2009	$343,002	$338,569	$4,433
147	Long	90 Day Sterling Futures	March 2009	25,776,187	26,063,404	287,217
9	Long	Euro-Bobl Futures	March 2009	1,329,467	1,333,215	3,748
13	Long	U.S. Treasury 10 Year Notes	March 2009	1,600,602	1,594,734	(5,868)
4	Long	U.S. Treasury 2 Year Notes	March 2009	865,148	870,500	5,352
88	Long	U.S. Treasury 5 Year Notes	March 2009	10,371,629	10,399,125	27,496
31	Long	90 Day Euro Dollar Futures	June 2009	7,553,438	7,651,963	98,525
27	Long	90 Day Euro Dollar Futures	September 2009	6,528,263	6,657,863	129,600
36	Long	90 Day Sterling Futures	September 2009	6,165,458	6,390,984	225,526
33	Long	3 Month Euro Dollar EURIBOR Interest Rate Futures	December 2009	10,114,832	10,367,271	252,439
128	Long	90 Day Sterling Futures	December 2009	22,057,444	22,685,438	627,994
12	Long	3 Month Euro Dollar EURIBOR Interest Rate Futures	March 2010	3,683,992	3,764,342	80,350
202	Long	90 Day Euro Dollar Futures	March 2010	48,674,141	49,633,925	959,784

						$2,696,596

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*CNY	10,168,775	USD	1,467,000	07/15/2009	$6,706
*EUR	1,901,000	USD	2,528,797	02/12/2009	95,093
GBP	1,410,000	USD	2,074,051	02/26/2009	31,421
*MYR	532,017	USD	150,851	02/12/2009	3,434
*RUB	13,006,070	USD	399,838	05/06/2009	65,454

					$202,108

Contract to		In		Delivery	Gross Unrealized
Deliver		Exchange For		Date	Depreciation

*USD	113,688	EUR	87,000	02/12/2009	$(2,309)
*USD	150,589	MYR	532,017	02/12/2009	(3,171)
USD	110,000	MYR	387,890	04/14/2009	(2,648)
*USD	539,000	RUB	13,006,070	05/06/2009	(204,616)
*USD	1,816,000	CNY	11,714,254	07/15/2009	(133,768)
USD	150,714	MYR	534,717	08/12/2009	(2,539)
USD	855,502	CNY	5,926,328	09/08/2009	(7,752)

					(356,803)

Net Unrealized Appreciation (Depreciation)					$(154,695)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

CNY  — Yuan Renminbi
EUR  — Euro Dollar
GBP  — British Pound
MYR — Malaysian Ringgit
RUB  — New Russian Ruble
USD  — United States Dollar

SunAmerica Series Trust Total Return Bond Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

Interest Rate Swap Contracts@

				Rates Exchanged
		Notional		Payments		Upfront Payments	Gross
		Amount	Termination	Received by the	Payments Made	Made (Received)	Unrealized
Swap Counterparty		(000’s)	Date	Portfolio	by the Portfolio	by the Portfolio	Appreciation

Bank of America NA	USD	14,500	12/17/13	3 month LIBOR	4.000%	$(48,013)	$1,064,849
	USD	1,600	06/17/19	3 month LIBOR	4.000%	(136,302)	21,378
Barclays Bank PLC	EUR	700	03/18/10	5.000%	6 month EURIBOR	(1,532)	27,852
	GBP	22,000	12/19/09	5.000%	6 month LIBOR	(31,191)	782,684
Morgan Stanley Capital Services, Inc.	USD	2,000	06/17/10	4.000%	3 month LIBOR	(2,210)	51,605
Royal Bank of Scotland PLC	USD	1,200	06/17/24	3 month LIBOR	4.000%	(143,834)	59,459
	USD	200	06/17/29	3 month LIBOR	3.000%	(9,302)	22,205

							$2,030,032

				Rates Exchanged
		Notional		Payments		Upfront Payments	Gross
		Amount	Termination	Received by the	Payments Made	Made (Received)	Unrealized
Swap Counterparty		(000’s)	Date	Portfolio	by the Portfolio	by the Portfolio	(Depreciation)

Bank of America NA	USD	800	12/17/28	3 month LIBOR	5.000%	$(33,946)	$(154,600)
	USD	1,900	12/17/23	3 month LIBOR	5.000%	(102,371)	(275,770)
	USD	6,600	12/17/38	3 month LIBOR	5.000%	(557,857)	(1,462,314)
Barclays Bank PLC	EUR	100	09/17/18	6 month EURIBOR	5.000%	339	(13,548)
	GBP	1,100	06/15/37	6 month LIBOR	4.000%	(4,316)	(72,535)
	USD	600	12/17/38	3 month LIBOR	5.000%	(38,816)	(144,836)
	USD	1,100	12/17/23	3 month LIBOR	5.000%	16,545	(235,468)
Morgan Stanley Capital Services, Inc.	GBP	800	06/15/37	6 month LIBOR	4.000%	(4,180)	(51,712)
Royal Bank of Scotland PLC	USD	12,700	06/17/14	4.000%	3 month LIBOR	818,600	(19,833)
	USD	2,000	12/17/28	3 month LIBOR	5.000%	(34,797)	(436,569)
	USD	2,300	12/17/38	3 month LIBOR	5.000%	(59,476)	(644,523)

							$(3,511,708)

Total						$(372,659)	$(1,481,676)

SunAmerica Series Trust Total Return Bond Portfolio#
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	(Pay)	Expiration		Spread at	Notional	Market	Paid/	Appreciation/
Reference Obligation	Rate	Date	Counterparty	January 31, 2009(3)	Amount(2)	Value	(Received)	(Depreciation)

Alcoa, Inc.	(1.200)%	9/20/2013	Barclays Bank PLC	8.4208%	$1,000,000	$117,218	$0	$117,218
6.000% due 07/15/2013
AmerisourceBergen Corp.	(0.780)%	9/20/2015	Bank of America NA	3.0000%	1,000,000	3,119	0	3,119
5.875% due 09/15/2015
Bear Stearns Co., Inc.	(1.090)%	3/20/2018	Morgan Stanley	1.2580%	1,300,000	16,431	0	16,431
7.250% due 02/02/2018			Capital Services, Inc.
British Telecom PLC	(1.460)%	3/20/2018	Morgan Stanley	1.4653%	1,600,000	11,314	0	11,314
5.950% due 01/15/2018			Capital Services, Inc.
Constellation Energy Group	(1.360)%	6/20/2012	Bank of America NA	4.4223%	1,000,000	89,903	0	89,903
7.000% due 04/01/2012
Pearson Dollar Finance Two PLC	(0.610)%	6/20/2013	Barclays Bank PLC	1.0421%	1,100,000	19,252	0	19,252
5.500% due 05/06/2013
Raytheon Co.	(0.480)%	9/20/2013	Barclays Bank PLC	0.6059%	2,400,000	13,274	0	13,274
7.200% due 08/15/2027
Reynolds American, Inc.	(1.200)%	6/20/2013	Barclays Bank PLC	3.4498%	500,000	42,496	0	42,496
7.250% due 06/01/2013
R.R. Donnelley & Sons	(3.500)%	3/20/2019	Bank of America NA	3.5240%	1,100,000	1,691	0	1,691
11.250% due 02/01/2019
Ryder System, Inc.	(1.730)%	9/20/2015	Bank of America NA	0.8324%	1,200,000	80,854	0	80,854
7.200% due 09/01/2015
UBS AG	(2.200)%	3/20/2014	Barclays Bank PLC	2.6293%	1,000,000	23,140	0	23,140

2.550% due 04/18/2012
						$418,692	$0	$418,692

Credit Default Swaps on Credit Indices — Buy Protection(1)

Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	(Pay)	Expiration		Spread at	Notional	Market	Paid/	Appreciation/
Reference Obligation	Rate	Date	Counterparty	January 31, 2009(3)	Amount(2)	Value(4)	(Received)	(Depreciation)

CDX North American Investment Grade Index	(1.500)%	6/20/2018	Morgan Stanley Capital Services, Inc.	1.5991%	$1,756,800	$12,994	$(21,167)	$34,161

@	Illiquid security
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
EURIBOR  — Euro Interbank Offered Rate
LIBOR   — London Interbank Offered Rate

See Notes to Financial Statements

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	13.8%
Diversified Financial Services	8.6
Repurchase Agreements	7.0
Federal Home Loan Mtg. Corp.	6.1
Oil Companies-Integrated	4.5
Medical-Drugs	4.4
Telephone-Integrated	3.3
Electric-Integrated	3.2
Computers	3.2
Diversified Banking Institutions	2.7
Oil Companies-Exploration & Production	2.4
Government National Mtg. Assoc.	1.9
Multimedia	1.9
Medical-Biomedical/Gene	1.8
Food-Misc.	1.5
Transport-Rail	1.5
Cosmetics & Toiletries	1.4
Enterprise Software/Service	1.3
Retail-Discount	1.3
Tobacco	1.2
Aerospace/Defense	1.2
Medical Products	1.2
Medical-HMO	1.1
Beverages-Non-alcoholic	1.1
Banks-Super Regional	1.0
Diversified Manufacturing Operations	1.0
Sovereign	1.0
Networking Products	0.9
Applications Software	0.9
Banks-Fiduciary	0.7
Insurance-Multi-line	0.7
Cable TV	0.7
Web Portals/ISP	0.7
Wireless Equipment	0.7
United States Treasury Notes	0.6
Oil-Field Services	0.6
Industrial Gases	0.6
Semiconductor Equipment	0.6
Insurance-Property/Casualty	0.6
Electronic Components-Semiconductors	0.6
Food-Wholesale/Distribution	0.6
Food-Retail	0.5
Retail-Restaurants	0.5
Aerospace/Defense-Equipment	0.5
Banks-Commercial	0.5
Finance-Investment Banker/Broker	0.5
Oil & Gas Drilling	0.5
Real Estate Investment Trusts	0.5
Telecom Equipment-Fiber Optics	0.4
Oil Field Machinery & Equipment	0.4
Internet Security	0.4
Retail-Office Supplies	0.4
Chemicals-Diversified	0.4
Special Purpose Entities	0.4
Insurance-Life/Health	0.4
Agricultural Chemicals	0.4
Machinery-Construction & Mining	0.4
Retail-Apparel/Shoe	0.3
Insurance-Reinsurance	0.3
Retail-Auto Parts	0.3
Schools	0.3
Computers-Memory Devices	0.3
Engineering/R&D Services	0.3
Retail-Drug Store	0.3
Auto/Truck Parts & Equipment-Original	0.3
Athletic Footwear	0.3
Oil Refining & Marketing	0.3
Telecom Services	0.3
Retail-Regional Department Stores	0.2
Finance-Consumer Loans	0.2
Distribution/Wholesale	0.2
Pipelines	0.2
Computer Services	0.2
Electronics-Military	0.2
Tennessee Valley Authority	0.2
Medical-Wholesale Drug Distribution	0.2
Steel-Producers	0.2
Casino Services	0.2
Containers-Paper/Plastic	0.2
Auto-Heavy Duty Trucks	0.2
Apparel Manufacturers	0.2
Machinery-General Industrial	0.2
United States Treasury Bonds	0.2
Consumer Products-Misc.	0.2
Diversified Minerals	0.1
Telecommunication Equipment	0.1
Chemicals-Specialty	0.1
Cellular Telecom	0.1
Airlines	0.1
Cruise Lines	0.1
Medical Instruments	0.1
Building-Residential/Commercial	0.1
Finance-Other Services	0.1
Medical-Generic Drugs	0.1
Pharmacy Services	0.1
Agricultural Operations	0.1
Quarrying	0.1
Consulting Services	0.1
Health Care Cost Containment	0.1
Commercial Services-Finance	0.1
Medical-Hospitals	0.1
Containers-Metal/Glass	0.1
Funeral Services & Related Items	0.1
Machinery-Electrical	0.1
Metal-Diversified	0.1
Commercial Services	0.1
Retail-Major Department Stores	0.1
Advertising Agencies	0.1
Computers-Periphery Equipment	0.1
Medical Information Systems	0.1
Office Automation & Equipment	0.1
Finance-Credit Card	0.1
Toys	0.1
Brewery	0.1
Tools-Hand Held	0.1
E-Commerce/Products	0.1
Computers-Integrated Systems	0.1
Machinery-Farming	0.1
Beverages-Wine/Spirits	0.1
Sector Fund-Real Estate	0.1
Soap & Cleaning Preparation	0.1
Savings & Loans/Thrifts	0.1
Independent Power Producers	0.1
Coal	0.1
Finance-Auto Loans	0.1
Casino Hotels	0.1

107.9%

*	Calculated as a percentage of net Assets.

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 58.2%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	3,710	$96,052

Aerospace/Defense — 1.2%
Boeing Co.	3,158	133,615
General Dynamics Corp.	7,350	416,965
Lockheed Martin Corp.	5,340	438,094
Northrop Grumman Corp.	1,965	94,556
Raytheon Co.	5,500	278,410

		1,361,640

Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	11,419	547,998

Agricultural Chemicals — 0.4%
Monsanto Co.	1,239	94,238
Terra Industries, Inc.	1,600	32,768
The Mosaic Co.	8,550	304,979

		431,985

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	4,950	135,531

Airlines — 0.1%
Southwest Airlines Co.	22,250	156,418

Apparel Manufacturers — 0.1%
Polo Ralph Lauren Corp.	358	14,689
VF Corp.	2,035	114,000

		128,689

Applications Software — 0.9%
Microsoft Corp.	59,352	1,014,919

Athletic Footwear — 0.3%
NIKE, Inc., Class B	6,956	314,759

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	6,738	177,816

Auto/Truck Parts & Equipment-Original — 0.3%
Johnson Controls, Inc.	24,143	302,029

Banks-Commercial — 0.3%
Bank of Hawaii Corp.	2,150	77,121
BB&T Corp.	13,350	264,196

		341,317

Banks-Fiduciary — 0.7%
Northern Trust Corp.	5,250	301,980
State Street Corp.	12,915	300,532
The Bank of New York Mellon Corp.	9,074	233,565

		836,077

Banks-Super Regional — 1.0%
Capital One Financial Corp.	1,767	27,989
Comerica, Inc.	705	11,745
KeyCorp.	7,334	53,392
US Bancorp	26,404	391,836
Wells Fargo & Co.	33,899	640,691

		1,125,653

Beverages-Non-alcoholic — 0.9%
Coca-Cola Enterprises, Inc.	1,579	17,732
PepsiCo, Inc.	7,334	368,387
The Coca-Cola Co.	13,774	588,425

		974,544

Building-Residential/Commercial — 0.1%
Centex Corp.	6,800	57,868
D.R. Horton, Inc.	6,531	38,925
KB Home	4,283	45,699

		142,492

Cable TV — 0.1%
DISH Network Corp., Class A†	10,750	138,030

Casino Services — 0.2%
International Game Technology	18,774	199,004

Chemicals-Diversified — 0.4%
E.I. du Pont de Nemours & Co.	5,366	123,203
FMC Corp.	2,450	109,319
Olin Corp.	5,250	73,763
Rohm & Haas Co.	1,475	81,405
The Dow Chemical Co.	2,685	31,119

		418,809

Chemicals-Specialty — 0.1%
Ecolab, Inc.	3,650	123,954

Commercial Services — 0.1%
Alliance Data Systems Corp.†	1,650	68,624

Commercial Services-Finance — 0.1%
The Western Union Co.	9,150	124,989

Computer Services — 0.2%
Accenture, Ltd., Class A	7,800	246,168

Computers — 2.9%
Apple, Inc.†	4,002	360,700
Hewlett-Packard Co.	43,384	1,507,594
International Business Machines Corp.	14,687	1,346,064

		3,214,358

Computers-Integrated Systems — 0.1%
Brocade Communications Systems, Inc.†	20,100	76,581

Computers-Memory Devices — 0.3%
NetApp, Inc.†	7,791	115,540
SanDisk Corp.†	13,653	156,054
Western Digital Corp.†	5,200	76,336

		347,930

Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A†	4,000	94,720

Consulting Services — 0.1%
Watson Wyatt Worldwide, Inc., Class A	2,800	130,200

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	1,600	82,352

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	5,050	94,688

Containers-Paper/Plastic — 0.2%
Rock-Tenn Co., Class A	3,100	96,627
Sonoco Products Co.	4,350	99,745

		196,372

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Cosmetics & Toiletries — 1.4%
Procter & Gamble Co.	28,462	$1,551,179

Cruise Lines — 0.1%
Carnival Corp.	7,726	140,536
Royal Caribbean Cruises, Ltd.	2,390	15,511

		156,047

Disposable Medical Products — 0.0%
C.R. Bard, Inc.	421	36,025

Distribution/Wholesale — 0.2%
Ingram Micro, Inc., Class A†	4,200	51,534
Owens & Minor, Inc.	2,800	111,356
WESCO International, Inc.†	5,050	93,021

		255,911

Diversified Banking Institutions — 1.8%
Bank of America Corp.	73,392	482,919
Citigroup, Inc.	11,950	42,423
Morgan Stanley	34,043	688,690
The Goldman Sachs Group, Inc.	10,510	848,472

		2,062,504

Diversified Manufacturing Operations — 0.8%
Acuity Brands, Inc.	3,100	83,297
Danaher Corp.	2,418	135,239
General Electric Co.	40,820	495,147
Honeywell International, Inc.	5,829	191,249

		904,932

E-Commerce/Products — 0.1%
Amazon.com, Inc.†	1,393	81,936

Electric-Integrated — 2.6%
American Electric Power Co., Inc.	21,449	672,426
CMS Energy Corp.	10,780	126,665
Consolidated Edison, Inc.	7,400	301,550
Dominion Resources, Inc.	12,600	443,268
Duke Energy Corp.	5,388	81,628
Edison International	15,429	502,523
Exelon Corp.	6,948	376,721
FirstEnergy Corp.	3,053	152,619
FPL Group, Inc.	1,579	81,397
NV Energy, Inc.	10,933	117,311

		2,856,108

Electronic Components-Semiconductors — 0.6%
Altera Corp.	4,400	67,672
Broadcom Corp., Class A†	3,550	56,267
Intel Corp.	8,050	103,845
ON Semiconductor Corp.†	11,150	46,496
QLogic Corp.†	10,250	116,030
Texas Instruments, Inc.	800	11,960
Xilinx, Inc.	13,338	224,745

		627,015

Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	2,700	213,354

Engineering/R&D Services — 0.3%
Aecom Technology Corp.†	3,600	91,116
EMCOR Group, Inc.†	5,100	105,009
Fluor Corp.	754	29,331
The Shaw Group, Inc.†	600	16,680
URS Corp.†	2,800	95,340

		337,476

Enterprise Software/Service — 1.2%
BMC Software, Inc.†	4,920	124,624
CA, Inc.	20,750	373,292
Oracle Corp.†	43,794	737,053
Sybase, Inc.†	4,309	117,679

		1,352,648

Finance-Credit Card — 0.1%
American Express Co.	5,485	91,764

Finance-Investment Banker/Broker — 0.3%
Investment Technology Group, Inc.†	3,450	74,796
Knight Capital Group, Inc., Class A†	4,400	79,332
TD Ameritrade Holding Corp.†	15,065	169,331

		323,459

Finance-Other Services — 0.1%
CME Group, Inc.	295	51,303
NYSE Euronext	1,158	25,476
The NASDAQ OMX Group, Inc.†	2,850	62,187

		138,966

Food-Misc. — 1.2%
General Mills, Inc.	13,282	785,630
H.J. Heinz Co.	11,500	419,750
Kraft Foods, Inc., Class A	5,748	161,232

		1,366,612

Food-Retail — 0.5%
Safeway, Inc.	21,711	465,267
The Kroger Co.	5,450	122,625

		587,892

Food-Wholesale/Distribution — 0.6%
Fresh Del Monte Produce, Inc.†	3,050	73,505
Sysco Corp.	24,847	553,840

		627,345

Health Care Cost Containment — 0.1%
McKesson Corp.	2,828	124,998

Independent Power Producers — 0.0%
Mirant Corp.†	248	4,258

Industrial Gases — 0.6%
Airgas, Inc.	2,450	86,509
Praxair, Inc.	9,422	586,614

		673,123

Insurance-Life/Health — 0.1%
AFLAC, Inc.	1,179	27,365
Prudential Financial, Inc.	4,216	108,562

		135,927

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Multi-line — 0.6%
ACE, Ltd.	11,926	$520,689
Hartford Financial Services Group, Inc.	1,357	17,858
MetLife, Inc.	6,032	173,300

		711,847

Insurance-Property/Casualty — 0.5%
Chubb Corp.	6,180	263,144
The Travelers Cos., Inc.	7,537	291,230

		554,374

Insurance-Reinsurance — 0.3%
Axis Capital Holdings, Ltd.	593	14,386
Berkshire Hathaway, Inc., Class B†	28	83,692
RenaissanceRe Holdings, Ltd.	6,174	275,916

		373,994

Internet Security — 0.4%
Symantec Corp.†	30,200	462,966

Investment Companies — 0.0%
Apollo Investment Corp.	7,700	50,435

Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc.	1,635	32,945

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	9,875	304,644

Machinery-Electrical — 0.1%
Regal-Beloit Corp.	2,850	96,786

Machinery-Farming — 0.1%
Deere & Co.	2,019	70,140

Machinery-General Industrial — 0.2%
Gardner Denver, Inc.†	4,200	91,434
Wabtec Corp.	2,600	77,818

		169,252

Medical Information Systems — 0.1%
IMS Health, Inc.	6,500	94,380

Medical Instruments — 0.1%
Boston Scientific Corp.†	2,270	20,135
Medtronic, Inc.	4,036	135,166

		155,301

Medical Products — 1.1%
Baxter International, Inc.	4,050	237,533
Covidien, Ltd.	3,986	152,823
Johnson & Johnson	12,450	718,240
Zimmer Holdings, Inc.†	3,149	114,624

		1,223,220

Medical-Biomedical/Gene — 1.8%
Alexion Pharmaceuticals, Inc.†	505	18,619
Amgen, Inc.†	14,029	769,491
Celgene Corp.†	6,695	354,500
Gilead Sciences, Inc.†	17,226	874,564

		2,017,174

Medical-Drugs — 4.3%
Abbott Laboratories	14,799	820,457
Allergan, Inc.	900	34,308
Bristol-Myers Squibb Co.	17,659	378,079
Eli Lilly & Co.	13,029	479,728
Forest Laboratories, Inc.†	4,100	102,664
King Pharmaceuticals, Inc.†	10,500	91,770
Merck & Co., Inc.	31,295	893,472
Pfizer, Inc.	58,718	856,108
Schering-Plough Corp.	37,578	659,870
Wyeth	12,115	520,581

		4,837,037

Medical-Generic Drugs — 0.1%
Watson Pharmaceuticals, Inc.†	5,050	137,764

Medical-HMO — 0.9%
Aetna, Inc.	19,140	593,340
AMERIGROUP Corp.†	3,250	90,903
CIGNA Corp.	4,300	74,648
UnitedHealth Group, Inc.	2,070	58,643
WellPoint, Inc.†	5,380	223,001

		1,040,535

Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc.	6,288	236,743

Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	1,649	41,456

Multimedia — 1.5%
News Corp., Class A	15,889	101,531
The Walt Disney Co.	38,289	791,816
Time Warner, Inc.	79,446	741,231

		1,634,578

Networking Products — 0.9%
Cisco Systems, Inc.†	65,393	978,933
Juniper Networks, Inc.†	4,018	56,895

		1,035,828

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	4,150	92,379

Oil & Gas Drilling — 0.4%
Diamond Offshore Drilling, Inc.	2,200	138,072
ENSCO International, Inc.	1,300	35,568
Noble Corp.	6,900	187,335
Transocean, Ltd.†	586	32,007

		392,982

Oil Companies-Exploration & Production — 1.7%
Anadarko Petroleum Corp.	1,965	72,194
Apache Corp.	5,762	432,150
Concho Resources, Inc.†	5,050	127,361
Devon Energy Corp.	1,720	105,952
Occidental Petroleum Corp.	15,632	852,726
Southwestern Energy Co.†	4,450	140,842
XTO Energy, Inc.	4,900	181,741

		1,912,966

Oil Companies-Integrated — 4.4%
Chevron Corp.	14,704	1,036,926
Exxon Mobil Corp.	47,272	3,615,363
Hess Corp.	1,965	109,274
Marathon Oil Corp.	4,071	110,853

		4,872,416

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	3,100	$71,796
FMC Technologies, Inc.†	2,700	79,893
National-Oilwell Varco, Inc.†	11,900	314,636

		466,325

Oil Refining & Marketing — 0.1%
Sunoco, Inc.	1,600	74,112

Oil-Field Services — 0.6%
Halliburton Co.	8,278	142,796
Schlumberger, Ltd.	11,847	483,476
Smith International, Inc.	986	22,382
Weatherford International, Ltd.†	2,983	32,902

		681,556

Pharmacy Services — 0.1%
Omnicare, Inc.	4,900	137,004

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	1,200	37,200

Quarrying — 0.1%
Compass Minerals International, Inc.	2,250	135,383

Real Estate Investment Trusts — 0.4%
Annaly Capital Management, Inc.	6,550	99,167
Apartment Investment & Management Co., Class A	4	36
Brandywine Realty Trust	14,600	87,162
Digital Realty Trust, Inc.	3,300	105,270
Senior Housing Properties Trust	8,500	137,530

		429,165

Retail-Apparel/Shoe — 0.3%
Ross Stores, Inc.	4,050	119,151
The Gap, Inc.	22,700	256,056
Urban Outfitters, Inc.†	1,025	15,969

		391,176

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	7,105	232,547
AutoZone, Inc.†	1,050	139,534

		372,081

Retail-Automobile — 0.0%
CarMax, Inc.†	200	1,654

Retail-Discount — 1.2%
Big Lots, Inc.†	4,600	61,870
BJ’s Wholesale Club, Inc.†	2,651	76,030
Dollar Tree, Inc.†	1,700	72,607
Family Dollar Stores, Inc.	2,400	66,648
Wal-Mart Stores, Inc.	21,998	1,036,546

		1,313,701

Retail-Drug Store — 0.3%
CVS Caremark Corp.	12,547	337,263

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	5,100	99,042

Retail-Office Supplies — 0.4%
Staples, Inc.	28,822	459,423

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	3,367	123,603
Macy’s, Inc.	15,400	137,830

		261,433

Retail-Restaurants — 0.5%
McDonald’s Corp.	10,170	590,063

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	5,400	62,640

Schools — 0.3%
Apollo Group, Inc., Class A†	3,050	248,453
ITT Educational Services, Inc.†	851	104,256

		352,709

Semiconductor Components-Integrated Circuits — 0.1%
Integrated Device Technology, Inc.†	9,050	51,947
Marvell Technology Group, Ltd.†	10,953	79,847

		131,794

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	15,533	145,544
KLA-Tencor Corp.	4,825	96,693
Lam Research Corp.†	14,922	301,574
Novellus Systems, Inc.†	5,806	80,065

		623,876

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	1,200	63,876

Steel-Producers — 0.2%
Nucor Corp.	800	32,632
Reliance Steel & Aluminum Co.	4,400	97,372
United States Steel Corp.	2,677	80,390

		210,394

Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	46,192	467,001

Telecom Services — 0.1%
Embarq Corp.	3,080	110,018

Telecommunication Equipment — 0.1%
CommScope, Inc.†	3,150	45,423
Harris Corp.	2,750	119,048

		164,471

Telephone-Integrated — 1.8%
AT&T, Inc.	26,419	650,436
CenturyTel, Inc.	3,990	108,288
Sprint Nextel Corp.†	15,651	38,032
Verizon Communications, Inc.	36,248	1,082,728
Windstream Corp.	13,200	114,576

		1,994,060

Tobacco — 1.1%
Altria Group, Inc.	35,100	580,554
Lorillard, Inc.	6,526	388,036
Philip Morris International, Inc.	5,822	216,287
Reynolds American, Inc.	1,790	68,342

		1,253,219

Tools-Hand Held — 0.1%
Snap-On, Inc.	2,800	84,504

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Toys — 0.1%
Hasbro, Inc.	3,650	$88,075

Transport-Rail — 1.4%
CSX Corp.	14,360	415,865
Norfolk Southern Corp.	29,194	1,119,882

		1,535,747

Web Portals/ISP — 0.7%
Google, Inc., Class A†	1,948	659,456
Sohu.com, Inc.†	2,100	83,055
Yahoo!, Inc.†	5,685	66,685

		809,196

Wireless Equipment — 0.7%
QUALCOMM, Inc.	21,621	747,006

Total Common Stock (cost $83,912,044)		65,191,486

PREFERRED STOCK — 0.0%
Finance-Commercial — 0.0%
Preferred Blocker, Inc.* 7.00% (cost $6,930)	9	2,246

ASSET BACKED SECURITIES — 8.5%
Diversified Financial Services — 8.5%
American Home Mtg. Assets Series 2006-2, Class 2A1 0.58% due 09/25/46(1)(2)	$615,334	246,248
Banc of America Commercial Mtg., Inc. Series 2005-2, Class A5 4.86% due 07/10/43(2)	1,000,000	809,780
Bank of America Credit Card Trust Series 2006-C4, Class C4 0.56% due 11/15/11(1)	400,000	367,500
Capital One Auto Finance Trust Series 2006-A, Class A3 5.33% due 11/15/10	16,940	16,940
Capital One Multi-Asset Execution Trust Series 2007-A9, Class A9 4.95% due 09/15/12	1,225,000	1,210,755
Citigroup Mtg. Loan Trust Series 2007-12 Class 2A1 6.50% due 10/25/36*(2)	441,738	199,455
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/37(2)	402,885	217,535
CNH Equipment Trust, Series 2006-A, Class A3 5.20% due 08/16/10	157,541	157,392
Countrywide Alternative Loan Trust Series 2006-OA9, Class 1A1 0.56% due 07/20/46(1)(2)	659,026	230,943
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 0.57% due 03/20/46(1)(2)	567,197	235,070
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/36(2)	778,879	377,026
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-10, Class 1A10 5.85% due 05/25/36(2)	135,834	114,415
Credit Suisse Mtg. Capital Certificates Series 2004-AR8, Class 2A1 4.60% due 09/25/34(2)	159,559	130,492
Ford Credit Auto Owner Trust Series 2006-A, Class A3 5.05% due 03/15/10	17,513	17,665
GS Mtg. Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(2)	1,000,000	765,059
GSAMP Trust Series 2006-FM1, Class A2C 0.55% due 04/25/36(1)	750,000	433,125
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/17/11	473,208	465,360
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 5.88% due 06/15/38(2)(3)	220,000	169,882
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/37(2)	112,240	75,201
MASTR Asset Backed Securities Trust Series 2006-AB1, Class A1 0.53% due 02/25/36(1)	33,226	32,856
Merrill Lynch Mtg. Trust, Series 2005-CK11, Class A6 5.24% due 11/12/37(2)(3)	1,000,000	837,203
Option One Mtg. Loan Trust Series 2007-6, Class 2A1 0.45% due 07/25/37(1)	378,001	322,315
Wachovia Auto Owner Trust Series 2005-B, Class A5 4.93% due 11/20/12	1,000,000	980,085
Washington Mutual Mtg. Pass-Through Certificates Series 2006-5, Class 2CB1 6.00% due 07/25/36(2)	263,525	134,563
Wells Fargo Home Equity Trust Series 2006-1, Class A3 0.54% due 05/25/36(1)	456,116	380,773
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/37(2)	537,242	322,681
Wells Fargo Mtg. Backed Securities Trust Series 2007-11, Class A96 6.00% due 08/25/37(2)	406,853	276,914

Total Asset Backed Securities (cost $13,044,812)		9,527,233

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(5)(13) (cost $37,000)	37,000	7,400

CORPORATE BONDS & NOTES — 8.3%
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 5.70% due 12/15/14(1)	65,000	47,450

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Auto/Truck Parts & Equipment-Original — 0.0%
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	$30,000	$10,350
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	10,000	4,500

		14,850

Beverages-Non-alcoholic — 0.2%
Coca-Cola Enterprises, Inc. Senior Notes 7.38% due 03/03/14	155,000	177,931
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 6.82% due 05/01/18	75,000	70,964

		248,895

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	70,000	66,850

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.20% due 01/15/14*	85,000	86,366

Building-Residential/Commercial — 0.0%
Beazer Homes USA, Inc. Senior Notes 6.50% due 11/15/13	35,000	11,200

Cable TV — 0.6%
Charter Communications Operating LLC Senior Notes 8.00% due 04/30/12*	35,000	29,750
Comcast Corp. Company Guar. Notes 1.46% due 07/14/09(1)	400,000	394,678
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	70,000	65,800
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	110,000	101,200
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	65,000	61,963
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	20,000	20,798

		674,189

Casino Hotels — 0.1%
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	50,000	28,250
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	20,000	11,600
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/16	20,000	10,800

		50,650

Cellular Telecom — 0.0%
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	30,000	27,300

Chemicals-Diversified — 0.0%
Huntsman LLC Company Guar. Senior Notes 11.50% due 07/15/12	45,000	38,025

Chemicals-Specialty — 0.0%
Nalco Co. Senior Notes 7.75% due 11/15/11	25,000	24,125
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	15,000	14,025

		38,150

Coal — 0.1%
Arch Western Finance LLC Sec. Notes 6.75% due 07/01/13	60,000	56,850

Commercial Services — 0.0%
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	40,000	36,050

Computers — 0.3%
Hewlett-Packard Co. Senior Notes 4.50% due 03/01/13	145,000	150,962
International Business Machines Corp. Notes 7.63% due 10/15/18	165,000	195,293

		346,255

Consumer Products-Misc. — 0.1%
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	55,000	39,600
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	25,000	22,000
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(7)	15,000	13,200

		74,800

Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	20,000	20,100

Diversified Banking Institutions — 1.0%
Bank of America Senior Notes 5.65% due 05/01/08	230,000	208,305
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	155,000	141,790
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	155,000	139,342

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)

GMAC LLC Company Guar. Notes 6.88% due 08/28/12*	$44,000	$31,463
Morgan Stanley Senior Notes 5.45% due 01/09/17	235,000	199,192
The Goldman Sachs Group, Inc. Senior Notes 3.25% due 06/15/12	235,000	241,165
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	160,000	119,451

		1,080,708

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	110,000	90,317

Diversified Manufacturing Operations — 0.2%
General Electric Co. Senior Notes 5.25% due 12/06/17	240,000	227,106
Sally Holdings LLC Company Guar. Notes 9.25% due 11/15/14	25,000	23,000

		250,106

Electric-Integrated — 0.5%
Dominion Resources, Inc. Senior Notes 5.15% due 07/15/15	200,000	188,524
Indiana Michigan Power Co. Senior Notes 7.00% due 03/15/19	155,000	155,608
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	180,000	168,645
Southern Energy, Inc. Notes 7.90% due 07/15/09†(4)(5)	200,000	0
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes Series A 10.25% due 11/01/15	25,000	18,500
Virginia Electric & Power Co. Senior Notes 6.35% due 11/30/37	55,000	55,153

		586,430

Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14	25,000	3,313

Electronics-Military — 0.0%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	35,000	32,025

Energy-Alternate Sources — 0.0%
Mirant North America LLC Senior Notes 7.38% due 12/31/13	35,000	33,775

Enterprise Software/Service — 0.1%
Oracle Corp. Notes 6.50% due 04/15/38	60,000	65,244

Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Guar. Notes 7.80% due 06/01/12	35,000	23,894

Finance-Commercial — 0.0%
Caterpillar Financial Services Corp. Senior Notes 5.45% due 04/15/18	50,000	46,616

Finance-Consumer Loans — 0.2%
HSBC Finance Corp. Senior Notes 1.67% due 06/19/09(1)	150,000	148,625
John Deere Capital Corp. Senior Notes 5.35% due 04/03/18	125,000	118,801

		267,426

Finance-Investment Banker/Broker — 0.1%
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	80,000	80,128
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(1)(8)(9)(10)	230,000	23

		80,151

Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Company Guar. Notes 1.69% due 03/24/09(1)	25,000	24,966

Food-Misc. — 0.3%
Del Monte Corp. Company Guar. Notes 6.75% due 02/15/15	35,000	32,900
Kraft Foods, Inc. Senior Bonds 6.00% due 02/11/13	230,000	242,468

		275,368

Food-Retail — 0.0%
Safeway, Inc. Senior Notes 6.35% due 08/15/17	10,000	10,104

Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 7.38% due 10/01/14	95,000	90,725
Stewart Enterprises, Inc. Senior Notes 6.25% due 02/15/13	25,000	21,375

		112,100

Home Furnishings — 0.0%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	70,000	29,400

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	$60,000	$57,150

Insurance-Life/Health — 0.3%
Lincoln National Corp. Bonds 7.00% due 05/17/66(1)	200,000	92,410
Principal Life, Inc. Notes 5.30% due 04/24/13	165,000	158,080
Reinsurance Group of America, Inc. Notes 6.75% due 12/15/65(1)	135,000	50,119

		300,609

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding Senior Notes 5.13% due 04/10/13*	120,000	114,851

Machinery-Construction & Mining — 0.1%
Terex Corp. Senior Sub. Notes 8.00% due 11/15/17	75,000	62,250

Machinery-Electrical — 0.0%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	15,000	12,600

Medical Products — 0.1%
Cooper Cos., Inc. Company Guar. Notes 7.13% due 02/15/15	45,000	38,250
LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17(13)	70,000	62,300

		100,550

Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	75,000	83,545

Medical-HMO — 0.2%
PolyOne Corp. Senior Notes 8.88% due 05/01/12	80,000	35,200
UnitedHealth Group, Inc. Senior Notes 1.71% due 06/21/10(1)	250,000	234,920

		270,120

Medical-Hospitals — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	30,000	28,875
HCA, Inc. Senior Notes 9.63% due 11/15/16(13)	105,000	88,200

		117,075

Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	75,000	63,844

Multimedia — 0.4%
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	150,000	139,590
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	60,000	60,602
Viacom, Inc. Senior Notes 2.27% due 06/16/09(1)	215,000	212,046

		412,238

Music — 0.0%
Steinway Musical Instruments Senior Notes 7.00% due 03/01/14*	15,000	10,350

Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	15,000	14,550
Allied Waste North America, Inc. Company Guar. Notes 7.38% due 04/15/14	15,000	14,775

		29,325

Office Supplies & Forms — 0.0%
Acco Brands Corp. Company Guar. Notes 7.63% due 08/15/15	85,000	38,250

Oil & Gas Drilling — 0.1%
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19*	75,000	72,360
Transocean, Inc. Senior Notes 6.80% due 03/15/38	55,000	49,995

		122,355

Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	90,000	69,460
Chesapeake Energy Corp. Company Guar. Notes 6.50% due 08/15/17	45,000	36,675
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 08/15/14	20,000	17,650
Denbury Resources, Inc. Company Guar. Notes 7.50% due 04/01/13	65,000	55,250
Forest Oil Corp. Company Guar. Bonds 7.25% due 06/15/19	60,000	49,950

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)

Newfield Exploration Co. Senior Sub. Notes 6.63% due 04/15/16	$95,000	$84,075
Pemex Project Funding Master Trust Company Guar. Notes 2.89% due 10/15/09(1)	250,000	247,509

		560,569

Oil Refining & Marketing — 0.2%
Enterprise Products Operating LP Senior Notes 6.30% due 09/15/17	180,000	166,027

Paper & Related Products — 0.0%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	25,000	23,000
Georgia-Pacific Corp. Debentures 7.70% due 06/15/15	30,000	25,800

		48,800

Pipelines — 0.2%
Kinder Morgan Energy Partners LP Bonds 6.50% due 02/01/37	30,000	26,990
NGPL PipeCo LLC Senior Notes 7.12% due 12/15/17*	100,000	93,127
Sonat, Inc. Notes 7.63% due 07/15/11	60,000	59,250
Spectra Energy Capital LLC Senior Notes 7.50% due 09/15/38	85,000	74,819

		254,186

Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	25,000	24,313

Publishing-Periodicals — 0.0%
Dex Media West LLC Senior Sub. Notes 9.88% due 08/15/13	75,000	21,750

Real Estate Investment Trusts — 0.1%
Host Marriott LP Company Guar. Notes 6.38% due 03/15/15	25,000	20,000
Host Marriott LP Senior Notes 7.13% due 11/01/13	45,000	38,925

		58,925

Rental Auto/Equipment — 0.0%
The Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	10,000	6,525

Resort/Theme Parks — 0.0%
Vail Resorts, Inc. Senior Sub. Notes 6.75% due 02/15/14	55,000	43,450

Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 5.38% due 04/05/17	90,000	95,755

Retail-Regional Department Stores — 0.0%
Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15(13)	60,000	26,700

Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	20,000	18,450

Special Purpose Entities — 0.2%
Allstate Life Global Funding Trust Notes 5.38% due 04/30/13	165,000	166,448
Goldman Sachs Capital II Bonds 5.79% due 06/01/12(1)(8)	180,000	64,640
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 8.88% due 04/01/15(13)	55,000	13,750

		244,838

Telecom Services — 0.1%
Qwest Corp. Senior Notes 8.88% due 03/15/12	50,000	49,750

Telephone-Integrated — 0.7%
AT&T, Inc. Notes 5.80% due 02/15/19	120,000	120,052
AT&T, Inc. Notes 6.30% due 01/15/38	85,000	83,029
BellSouth Corp. Notes 4.20% due 09/15/09	445,000	451,062
Verizon Communications, Inc. Notes 6.40% due 02/15/38	175,000	173,218

		827,361

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	60,000	65,658
Philip Morris International, Inc. Notes 6.38% due 05/16/38	70,000	73,855

		139,513

Transport-Rail — 0.1%
CSX Corp. Senior Bonds 7.45% due 04/01/38	75,000	66,178

Total Corporate Bonds & Notes (cost $10,538,230)		9,298,125

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES — 2.0%
Banks-Commercial — 0.2%
Lloyds Banking Group PLC Jr. Sub. Notes 5.92% due 10/01/15*(1)(8)	$200,000	$39,986
Shinsei Finance II Bonds 7.16% due 07/25/16*(1)(6)(8)	425,000	62,934
Standard Chartered PLC Sub. Notes 6.41% due 01/30/17*(1)(8)	200,000	68,980

		171,900

Cellular Telecom — 0.1%
Rogers Wireless, Inc. Sec. Notes 6.38% due 03/01/14	135,000	131,371

Diversified Banking Institution — 0.0%
Royal Bank of Scotland Group PLC ADR Bonds 7.64% due 09/29/17(1)(8)	100,000	15,497

Diversified Minerals — 0.1%
Rio Tinto Finance USA Ltd. Guar. Notes 5.88% due 07/15/13	200,000	175,944

Electric-Integrated — 0.1%
E.ON International Finance BV Notes 5.80% due 04/30/18*	75,000	72,425
Electricite de France Notes 6.95% due 01/26/39*	60,000	61,864

		134,289

Insurance-Property/Casualty — 0.1%
QBE Insurance Group, Ltd. Senior Notes 9.75% due 03/14/14*(6)	84,000	83,283

Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	65,000	51,025

Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/38	80,000	59,960
EnCana Corp. Notes 6.63% due 08/15/37	60,000	45,850
Nexen, Inc. Bonds 6.40% due 05/15/37	115,000	84,714

		190,524

Oil Companies-Integrated — 0.1%
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	85,000	61,749

Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 8.00% due 05/01/14	50,000	22,500

Special Purpose Entities — 0.2%
IIRSA Norte Finance, Ltd. Senior Notes 8.75% due 05/30/24	210,184	151,333
Swiss Re Capital I LP Company Guar. 6.85% due 05/25/16*(1)(6)(8)	130,000	45,157

		196,490

Telecom Services — 0.1%
Nordic Telephone Co. Holdings Sec. Notes 8.88% due 05/01/16*	75,000	60,750

Telephone-Integrated — 0.8%
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	45,000	42,012
Telefonica Emisiones SAU Company Guar. Notes 1.83% due 06/19/09(1)	500,000	495,225
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	350,000	360,575

		897,812

Television — 0.0%
Videotron Ltd. Senior Notes 6.88% due 01/15/14	30,000	28,500

Total Foreign Corporate Bonds & Notes (cost $3,236,366)		2,221,634

FOREIGN GOVERNMENT AGENCIES — 1.0%
Sovereign — 1.0%
Argentina Bonos Bonds 3.00% due 04/30/13(1)	500,000	177,500
Federal Republic of Brazil Notes 8.00% due 01/15/18	205,000	219,965
Guatemala Government Bond Notes 9.25% due 08/01/13	150,000	155,160
Ukrainian Soviet Socialist Republic Notes 5.15% due 08/05/09(1)	100,000	73,500
Ukrainian Soviet Socialist Republic Senior Notes 6.58% due 11/21/16	465,000	202,413
Ukrainian Soviet Socialist Republic Senior Bonds 6.58% due 11/21/16*	125,000	56,250
United Mexican States Bonds 8.00% due 09/24/22	210,000	232,050

Total Foreign Government Agencies (cost $1,655,742)		1,116,838

U.S. GOVERNMENT AGENCIES — 22.0%
Federal Home Loan Mtg. Corp. — 6.1%
2.50% due 01/07/14	145,000	144,750
5.00% due 07/15/14	125,000	139,011
5.00% due 03/01/19	119,830	123,001
5.00% due February TBA	200,000	203,063

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)

5.13% due 10/18/16	$245,000	$267,427
5.41% due 06/01/37(1)	54,830	56,560
5.46% due 07/01/37(1)	97,621	100,875
5.50% due 07/01/34	453,359	465,056
5.50% due 04/01/38	1,901,727	1,947,420
5.50% due February TBA	830,000	849,194
5.51% due 06/01/37(1)	528,058	546,384
5.57% due 06/01/37(1)	61,910	64,115
6.00% due February TBA	800,000	825,500
6.50% due 05/01/16	49,527	51,718
6.75% due 09/15/29	245,000	318,303
Federal Home Loan Mtg. Corp. REMIC Series 3349, Class MY
5.50% due 07/15/37(1)(2)	800,000	770,063

		6,872,440

Federal National Mtg. Assoc. — 13.8%
3.88% due 07/12/13	245,000	260,176
4.50% due 04/01/23	116,014	117,791
4.50% due 05/01/23	218,618	221,966
4.50% due February TBA	350,000	352,297
4.50% due March TBA	2,360,000	2,375,450
4.63% due 05/01/13	480,000	482,136
4.88% due 12/15/16	290,000	310,244
5.00% due 03/01/18	136,129	140,072
5.00% due 04/01/18	30,137	31,182
5.00% due 07/01/18	202,764	208,637
5.00% due 08/01/18	182,628	187,918
5.00% due 09/01/18	592,657	609,823
5.00% due 06/01/19	123,829	127,184
5.25% due 08/01/12	365,000	377,133
5.50% due 10/01/17	437,256	452,791
5.50% due 11/01/17	112,612	116,613
6.00% due 08/01/17	158,118	165,040
6.00% due February TBA	1,980,000	2,041,575
6.25% due 02/01/11	1,445,000	1,519,613
6.50% due 12/01/37	1,717,411	1,791,224
6.50% due February TBA	1,280,000	1,333,199
Federal National Mtg. Assoc. REMIC Series 2003-35, Class DF
0.79% due 02/25/33(1)(2)	389,252	385,960
Series 2006-43, Class G 6.50% due 09/25/33(1)	269,932	277,856
Series 2006-63, Class AE 6.50% due 10/25/33(1)	474,191	485,816
Series 2006-59, Class DC 6.50% due 12/25/33(1)	858,364	884,873
Series 2006-78, Class BC 6.50% due 01/25/34(1)	228,583	234,412

		15,490,981

Government National Mtg. Assoc. — 1.9%
5.50% due 01/15/34	1,061,906	1,090,594
5.50% due February TBA	185,000	189,509
6.00% due February TBA	610,000	627,537
7.50% due 01/15/32	148,374	158,152

		2,065,792

Tennessee Valley Authority — 0.2%
4.65% due 06/15/35	248,000	239,078

Total U.S. Government Agencies (cost $24,433,725)		24,668,291

U.S. GOVERNMENT TREASURIES — 0.8%
United States Treasury Bonds — 0.2%
4.38% due 02/15/38	145,000	164,348

United States Treasury Notes — 0.6%
1.38% due 07/15/18 TIPS(14)	384,669	370,244
2.00% due 02/28/10(11)	20,000	20,299
2.00% due 11/30/13	100,000	100,945
2.13% due 01/31/10(11)	50,000	50,762
3.13% due 11/30/09(11)	50,000	51,070
3.25% due 12/31/09(11)	75,000	76,852
4.88% due 05/15/09(11)	25,000	25,323

		695,495

Total U.S. Government Treasuries (cost $857,480)		859,843

EXCHANGE TRADED FUNDS — 0.1%
Sector Fund-Real Estate — 0.1%
iShares Dow Jones U.S. Real Estate Index Fund (cost $76,192)	2,052	64,329

Total Long-Term Investment Securities (cost $137,798,521)		112,957,425

REPURCHASE AGREEMENT — 7.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/30/09, to be repurchased 02/02/09 in the amount of $7,894,007 and collateralized by Federal Home Loan Mtg. Corp. Disc. Notes, bearing interest at 0.12% due 05/14/2009 and having approximate value of $8,055,322 (cost $7,894,000)	$7,894,000	$7,894,000
TOTAL INVESTMENTS (cost $145,692,521)(12)	107.9%	120,851,425
Liabilities in excess of other assets	(7.9)	(8,876,834)

NET ASSETS	100.0%	$111,974,591

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2009, the aggregate value of these securities was $1,219,097 representing 1.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2009.
(2)	Collateralized Mortgage Obligation
(3)	Variable Rate Security — the rate reflected is as of January 31, 2009, maturity date reflects the stated maturity date.
(4)	To the extent permitted by the Statement of Additional Information, the Balanced Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2009, the Balanced Portfolio held the following restricted securities:

					Market
		Principal			Value	% of
	Acquisition	Amount/	Acquisition	Market	Per	Net
Name	Date	Shares	Cost	Value	Share	Assets

$ICO North America, Inc. 7.50% due 08/15/09	8/11/05	$35,000	$35,000
	3/14/08	1,000	1,000
	9/11/08	1,000	1,000

		37,000		$7,400	$20.00	0.0%

Southern Energy, Inc. 7.90% due 07/15/09	1/10/06	200,000	0.00	0.00	0.00	0.0%
						0.0%

				$7,400		0.0%

(5)	Fair valued security; see Note 2
(6)	Illiquid security. At January 31, 2009, the aggregate value of these securities was $191,374 representing 0.2% of net assets.
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	Bond in default
(10)	Company has filed Chapter 11 bankruptcy protection.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open contracts.
(12)	See Note 4 for cost of investments on a tax basis.
(13)	Income may be received in cash or additional bonds at the discretion of the issuer.
(14)	Principal amount of security adjusted for inflation.
ADR — American Depository Receipt
IO — Interest Only
REMIC — Real Estate Mtg. Investment Conduit
TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS — Treasury Inflation Protected Security

Open Futures Contracts

				Market	Market	Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts		Description	Date	Trade Date	January 31, 2009	(Depreciation)

15	Long	U.S. Treasury Notes 2 Year Futures	March 2009	$3,255,589	$3,264,375	$8,786
11	Long	U.S. Treasury Notes 5 Year Futures	March 2009	1,294,976	1,300,014	5,038
10	Long	U.S. Treasury Notes 10 Year Futures	March 2009	1,189,321	1,226,719	37,398
10	Long	U.S. Treasury Notes 30 Year Futures	March 2009	1,266,622	1,267,031	409

						$51,631

See Notes to Financial Statements

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	10.8%
United States Treasury Notes	6.7
Oil Companies-Integrated	6.6
Federal Home Loan Mtg. Corp.	5.3
Electric-Integrated	5.0
Medical-Drugs	3.4
Aerospace/Defense	3.3
Diversified Banking Institutions	3.3
Oil Companies-Exploration & Production	2.9
Telephone-Integrated	2.7
Insurance-Multi-line	2.6
Tobacco	2.5
Diversified Financial Services	2.4
United States Treasury Bonds	1.9
Banks-Fiduciary	1.9
Diversified Manufacturing Operations	1.8
Food-Misc.	1.6
Computers	1.5
Enterprise Software/Service	1.5
Retail-Drug Store	1.3
Medical Products	1.3
Banks-Super Regional	1.3
Beverages-Non-alcoholic	1.2
Government National Mtg. Assoc.	1.2
Repurchase Agreements	1.1
Commercial Services-Finance	1.0
Aerospace/Defense-Equipment	1.0
Chemicals-Diversified	1.0
Multimedia	1.0
Electronic Components-Semiconductors	0.9
Insurance-Property/Casualty	0.8
Beverages-Wine/Spirits	0.8
Athletic Footwear	0.7
Cable TV	0.6
Pipelines	0.6
Advertising Agencies	0.6
Cosmetics & Toiletries	0.6
Retail-Discount	0.6
Computer Services	0.6
Distribution/Wholesale	0.5
Medical-HMO	0.5
Industrial Gases	0.5
Retail-Regional Department Stores	0.5
Cellular Telecom	0.5
Small Business Administration	0.5
Food-Retail	0.4
Consumer Products-Misc.	0.4
Finance-Investment Banker/Broker	0.4
Real Estate Investment Trusts	0.4
Brewery	0.4
Special Purpose Entities	0.4
Investment Management/Advisor Services	0.4
Taxable Municipal Notes	0.3
Telecom Services	0.3
Retail-Office Supplies	0.3
Medical-Biomedical/Gene	0.3
Independent Power Producers	0.3
Instruments-Scientific	0.3
Wireless Equipment	0.3
Gas-Distribution	0.3
Banks-Commercial	0.3
Coatings/Paint	0.3
Food-Confectionery	0.2
Electric-Distribution	0.2
Oil Refining & Marketing	0.2
Electronic Measurement Instruments	0.2
Auto/Truck Parts & Equipment-Original	0.2
Television	0.2
Electric-Generation	0.2
Banks-Money Center	0.2
Regional Authority	0.2
Finance-Credit Card	0.2
Drug Delivery Systems	0.2
Toys	0.2
Oil Field Machinery & Equipment	0.2
Insurance Brokers	0.1
Transport-Rail	0.1
Transport-Services	0.1
Finance-Leasing Companies	0.1
Steel-Producers	0.1
Sovereign	0.1
Machinery-Construction & Mining	0.1
Insurance-Life/Health	0.1
Oil-Field Services	0.1
Cruise Lines	0.1
Oil & Gas Drilling	0.1
Machine Tools & Related Products	0.1
Finance-Consumer Loans	0.1
Non-Hazardous Waste Disposal	0.1
Building & Construction Products-Misc.	0.1
Industrial Automated/Robotic	0.1
Retail-Auto Parts	0.1
Medical Instruments	0.1
Retail-Apparel/Shoe	0.1
Medical-Wholesale Drug Distribution	0.1

99.3%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 58.6%
Advertising Agencies — 0.6%
Omnicom Group, Inc.	169,050	$4,376,704

Aerospace/Defense — 3.3%
Lockheed Martin Corp.	184,090	15,102,744
Northrop Grumman Corp.	171,110	8,233,813

		23,336,557

Aerospace/Defense-Equipment — 1.0%
United Technologies Corp.	153,030	7,343,910

Athletic Footwear — 0.7%
NIKE, Inc., Class B	111,140	5,029,085

Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls, Inc.	124,010	1,551,365

Banks-Fiduciary — 1.9%
State Street Corp.	161,240	3,752,055
The Bank of New York Mellon Corp.	369,832	9,519,475

		13,271,530

Banks-Super Regional — 0.9%
PNC Financial Services Group, Inc.	93,350	3,035,742
Wells Fargo & Co.	177,650	3,357,585

		6,393,327

Beverages-Non-alcoholic — 1.1%
Pepsi Bottling Group, Inc.	6,520	125,771
PepsiCo, Inc.	118,420	5,948,237
The Coca-Cola Co.	47,510	2,029,627

		8,103,635

Beverages-Wine/Spirits — 0.6%
Diageo PLC(12)	334,680	4,584,322

Brewery — 0.3%
Heineken NV(12)	32,160	947,159
Molson Coors Brewing Co., Class B	24,200	974,534

		1,921,693

Cable TV — 0.6%
Rogers Communications, Inc., Class B Class B	80,510	2,270,366
Time Warner Cable, Inc., Class A†	90,510	1,686,201

		3,956,567

Cellular Telecom — 0.4%
America Movil SAB de CV, Series L ADR	6,150	175,336
Vodafone Group PLC(12)	1,506,650	2,807,900

		2,983,236

Chemicals-Diversified — 0.9%
PPG Industries, Inc.	161,250	6,059,775

Coatings/Paint — 0.3%
The Sherwin-Williams Co.	38,040	1,816,410

Commercial Services-Finance — 0.8%
Automatic Data Processing, Inc.	61,160	2,221,943
The Western Union Co.	119,100	1,626,906
Visa, Inc., Class A	41,620	2,053,947

		5,902,796

Computer Services — 0.6%
Accenture, Ltd., Class A	129,840	4,097,750

Computers — 1.5%
Hewlett-Packard Co.	108,800	3,780,800
International Business Machines Corp.	74,910	6,865,501

		10,646,301

Consumer Products-Misc. — 0.3%
Clorox Co.	44,710	2,242,207

Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	18,270	1,188,281
Procter & Gamble Co.	57,874	3,154,133

		4,342,414

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	121,550	788,860

Distribution/Wholesale — 0.5%
WW Grainger, Inc.	52,060	3,797,777

Diversified Banking Institutions — 2.8%
Bank of America Corp.	195,487	1,286,305
JPMorgan Chase & Co.	434,020	11,071,850
The Goldman Sachs Group, Inc.	92,230	7,445,728

		19,803,883

Diversified Manufacturing Operations — 1.7%
3M Co.	84,750	4,558,702
Danaher Corp.	70,630	3,950,336
Eaton Corp.	69,720	3,069,074
General Electric Co.	48,920	593,400

		12,171,512

Electric-Integrated — 3.7%
Allegheny Energy, Inc.	48,630	1,616,461
American Electric Power Co., Inc.	70,910	2,223,029
CMS Energy Corp.	47,300	555,775
Dominion Resources, Inc.	94,898	3,338,512
Entergy Corp.	21,620	1,650,903
FPL Group, Inc.	110,240	5,682,872
PG&E Corp.	62,790	2,428,089
PPL Corp.	119,150	3,653,139
Progress Energy, Inc.	15,950	617,584
Public Service Enterprise Group, Inc.	137,340	4,335,824

		26,102,188

Electronic Components-Semiconductors — 0.9%
Intel Corp.	521,010	6,721,029

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.†	87,400	1,580,192

Enterprise Software/Service — 1.5%
Oracle Corp.†	621,790	10,464,726

Finance-Investment Banker/Broker — 0.1%
The Charles Schwab Corp.	55,900	759,681

Food-Confectionery — 0.2%
The J.M. Smucker Co.	39,089	1,764,868

Food-Misc. — 1.6%
General Mills, Inc.	20,740	1,226,771
Groupe Danone(12)	22,350	1,149,587
Kellogg Co.	41,300	1,804,397
Nestle SA(12)	203,163	7,024,191

		11,204,946

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Food-Retail — 0.4%
The Kroger Co.	120,660	$2,714,850

Gas-Distribution — 0.3%
Sempra Energy	46,360	2,032,422

Independent Power Producers — 0.3%
NRG Energy, Inc.†	92,460	2,159,866

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	21,800	567,672

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	66,980	3,369,094

Instruments-Scientific — 0.3%
Waters Corp.†	57,340	2,073,988

Insurance Brokers — 0.1%
AON Corp.	28,710	1,063,706

Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	31,020	798,765

Insurance-Multi-line — 2.4%
Allstate Corp.	301,730	6,538,489
Genworth Financial, Inc., Class A	101,920	236,454
MetLife, Inc.	356,560	10,243,969

		17,018,912

Insurance-Property/Casualty — 0.6%
Chubb Corp.	36,510	1,554,596
The Travelers Cos., Inc.	79,250	3,062,220

		4,616,816

Investment Management/Advisor Services — 0.4%
Franklin Resources, Inc.	35,080	1,698,574
Invesco, Ltd.	72,580	855,718

		2,554,292

Medical Instruments — 0.1%
Medtronic, Inc.	14,030	469,865

Medical Products — 1.3%
Johnson & Johnson	138,370	7,982,565
Zimmer Holdings, Inc.†	34,330	1,249,612

		9,232,177

Medical-Biomedical/Gene — 0.3%
Genzyme Corp.†	32,980	2,272,982

Medical-Drugs — 3.2%
Abbott Laboratories	27,740	1,537,906
GlaxoSmithKline PLC(12)	65,540	1,159,491
Merck & Co., Inc.	292,090	8,339,170
Merck KGaA(13)	15,520	1,318,349
Pfizer, Inc.	33,090	482,452
Roche Holding AG(12)	6,350	892,849
Wyeth	217,490	9,345,545

		23,075,762

Medical-HMO — 0.5%
UnitedHealth Group, Inc.	51,040	1,445,963
WellPoint, Inc.†	52,390	2,171,566

		3,617,529

Multimedia — 0.8%
The Walt Disney Co.	208,960	4,321,293
WPP PLC(12)	204,985	1,157,002

		5,478,295

Oil & Gas Drilling — 0.1%
Noble Corp.	27,230	739,295

Oil Companies-Exploration & Production — 2.6%
Anadarko Petroleum Corp.	56,400	2,072,136
Apache Corp.	106,900	8,017,500
Devon Energy Corp.	73,110	4,503,576
EOG Resources, Inc.	30,660	2,077,828
Occidental Petroleum Corp.	27,360	1,492,488
Ultra Petroleum Corp.†	15,570	557,873

		18,721,401

Oil Companies-Integrated — 6.3%
Chevron Corp.	113,782	8,023,836
ConocoPhillips	31,150	1,480,559
Exxon Mobil Corp.	220,547	16,867,358
Hess Corp.	89,660	4,985,993
Marathon Oil Corp.	96,840	2,636,953
Total SA ADR	214,410	10,673,330

		44,668,029

Oil Field Machinery & Equipment — 0.2%
National-Oilwell Varco, Inc.†	43,570	1,151,991

Oil-Field Services — 0.1%
Halliburton Co.	33,080	570,630

Pipelines — 0.2%
Williams Cos., Inc.	114,200	1,615,930

Retail-Auto Parts — 0.1%
O’Reilly Automotive, Inc.†	16,320	474,422

Retail-Discount — 0.4%
Target Corp.	27,780	866,736
Wal-Mart Stores, Inc.	41,010	1,932,391

		2,799,127

Retail-Drug Store — 1.2%
CVS Caremark Corp.	235,129	6,320,241
Walgreen Co.	90,520	2,481,153

		8,801,394

Retail-Office Supplies — 0.3%
Staples, Inc.	145,220	2,314,807

Retail-Regional Department Stores — 0.4%
Macy’s, Inc.	350,270	3,134,916

Telecom Services — 0.2%
Embarq Corp.	35,579	1,270,882

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	952	90

Telephone-Integrated — 2.1%
AT&T, Inc.	566,040	13,935,905
Verizon Communications, Inc.	29,410	878,476

		14,814,381

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Tobacco — 2.3%
Altria Group, Inc.	53,900	$891,506
Lorillard, Inc.	50,520	3,003,919
Philip Morris International, Inc.	332,860	12,365,749

		16,261,174

Toys — 0.2%
Hasbro, Inc.	49,580	1,196,365

Transport-Rail — 0.0%
Burlington Northern Santa Fe Corp.	5,240	347,150

Transport-Services — 0.1%
United Parcel Service, Inc., Class B	21,730	923,308

Web Portals/ISP — 0.1%
Google, Inc., Class A†	1,040	352,071

Wireless Equipment — 0.1%
Nokia OYJ ADR	83,530	1,024,913

Total Common Stock (cost $543,991,136)		417,418,515

ASSET BACKED SECURITIES — 2.3%
Diversified Financial Services — 2.3%
Bayview Financial Revolving Mtg. Loan Trust Series 2005-E, Class M1 1.21% due 12/28/40*(1)(2)(3)	$850,000	527,000
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/35*(2)(3)	1,000,000	500,000
Chase Commercial Mtg. Securities Corp. Series 2000-2, Class A1 7.54% due 07/15/32(4)	3,875	3,873
Citigroup Commercial Mtg. Trust Series 2007-C6, Class A4 5.70% due 06/10/17(4)(5)	2,450,000	1,610,264
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/49(4)	1,000,000	633,380
Countrywide Asset-Backed Certificates Series 2005-1, Class AF3 4.58% due 07/25/35	4,061	3,806
Countrywide Asset-Backed Certificates Series 2005-3, Class AF3 4.82% due 08/25/35	90,495	85,171
Countrywide Asset-Backed Certificates Series 2006-15, Class A3 5.69% due 10/25/46	550,000	307,500
Credit Suisse Mtg. Capital Series 2007-C5 Class A4 5.70% due 09/15/40(4)	1,116,407	681,800
GE Capital Commercial Mtg. Corp. Series 2006-C1, Class AM 5.34% due 03/10/44(4)(5)	630,000	310,010
GMAC Mtg. Corp. Loan Trust Series 2006-HE3, Class A3 5.81% due 10/25/36	641,000	221,901
Greenwich Capital Commercial Funding Corp. Series 2005-GG3, Class A2 4.31% due 08/10/42(4)	631,577	609,654
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/39(4)	1,725,000	811,163
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7 5.32% due 06/10/36(4)	293,478	266,365
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class AM 4.78% due 07/15/42(4)	765,000	452,555
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-CB12, Class AM 4.95% due 09/12/37(4)	800,000	462,633
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP1, Class A4 5.04% due 03/15/46(4)	959,574	786,519
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-C2, Class A3 5.23% due 05/15/41(4)(5)	192,837	169,006
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP6, Class A4 5.48% due 04/15/43(4)	1,270,000	902,458
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB16, Class A4 5.55% due 05/12/45(4)	468,000	332,706
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-LD11, Class A4 5.82% due 06/15/49(4)(5)	250,000	154,671
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP7, Class A4 5.88% due 04/15/45(4)(5)	1,270,000	938,059
Merrill Lynch Mortgage Trust Series 2007-C1, Class C 5.83% due 06/12/50(4)(5)	560,000	87,596
Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2007-7, Class A4 5.75% due 06/12/50(4)(5)	1,116,407	618,796
Morgan Stanley Capital I Series 1998-HF2, Class X 0.98% due 11/15/30 IO*(4)(5)(6)	3,538,180	63,343
Multi-Family Capital Access One, Inc. Series 1, Class A 6.65% due 01/15/24(7)	69,790	69,723
Nomura Asset Securities Corp. Series 1995-MD3, Class B1 9.94% due 04/04/27*(2)(4)(5)	1,320,882	1,391,097
RAAC Series Series 2004-SP3, Class AI3 4.97% due 09/25/34(7)	425,000	297,410
Residential Funding Mtg. Securities I, Inc. Series 2005-HS2, Class AI3 5.32% due 12/25/35	669,000	228,986

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)

Spirit Master Funding LLC Pass Through Series 2005-1, Class A1 5.05% due 07/20/23*(2)(7)	$754,008	$611,781
Structured Asset Securities Corp. Series 2005-4XS, Class 1A2B 4.67% due 03/25/35	680,645	543,259
Wachovia Bank Commercial Mtg. Trust Series 2006-C27, Class AM 5.80% due 07/15/45(4)	362,980	177,585
Wachovia Bank Commercial Mtg. Trust Series 2006-C26, Class AM 5.96% due 06/15/45(4)(5)	830,000	416,769
Wachovia Bank Commercial Mtg. Trust, Series 2005-C16, Class A4 4.85% due 10/15/41(4)	950,000	820,131

Total Asset Backed Securities (cost $24,911,952)		16,096,970

CORPORATE BONDS & NOTES — 7.8%
Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	720,000	515,470
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	600,000	566,956
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	1,865,000	1,661,531

		2,743,957

Beverages-Non-alcoholic — 0.1%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 6.12% due 05/01/13(2)	260,000	255,697
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 6.82% due 05/01/18	338,000	319,812

		575,509

Brewery — 0.1%
Miller Brewing Co. Notes 5.50% due 08/15/13*	863,000	816,326

Building & Construction Products-Misc. — 0.1%
CRH America, Inc. Notes 6.95% due 03/15/12	687,000	597,311

Cable TV — 0.1%
Cox Communications, Inc. Notes 4.63% due 06/01/13	708,000	643,403

Cellular Telecom — 0.0%
Cingular Wireless LLC Senior Notes 6.50% due 12/15/11	326,000	342,831

Chemicals-Diversified — 0.1%
PPG Industries, Inc. Senior Notes 5.75% due 03/15/13	960,000	971,830

Commercial Services-Finance — 0.1%
The Western Union Co. Senior Notes 5.40% due 11/17/11	1,024,000	1,011,545

Consumer Products-Misc. — 0.1%
Fortune Brands, Inc. Notes 5.13% due 01/15/11	808,000	807,957

Diversified Banking Institutions — 0.5%
Bank of America Corp. Sub. Notes 5.49% due 03/15/19	348,000	292,666
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	598,000	483,753
Morgan Stanley Senior Notes 5.75% due 10/18/16	660,000	570,316
Morgan Stanley Notes 6.75% due 04/15/11	664,000	663,888
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	853,000	711,737
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	293,000	290,803

		3,013,163

Diversified Financial Services — 0.2%
General Electric Capital Corp. Notes 5.45% due 01/15/13	203,000	202,422
ZFS Finance USA Trust I Bonds 6.50% due 05/09/37*(1)	1,880,000	860,100

		1,062,522

Drug Delivery Systems — 0.2%
Hospira, Inc. Senior Notes 5.55% due 03/30/12	310,000	298,688
Hospira, Inc. Senior Notes 6.05% due 03/30/17	1,046,000	934,602

		1,233,290

Electric-Generation — 0.2%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	1,430,000	1,107,604
System Energy Resources, Inc. Senior Bonds 5.13% due 01/15/14*	260,977	238,953

		1,346,557

Electric-Integrated — 1.1%
Entergy Louisiana LLC Bonds 8.09% due 01/02/17	168,590	165,614
Exelon Generation Co LLC Senior Notes 6.20% due 10/01/17	2,960,000	2,790,629

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)

Exelon Generation Co. LLC Senior Notes 6.95% due 06/15/11	$1,448,000	$1,443,048
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	1,339,000	1,335,340
Midamerican Energy Holdings Co. Senior Notes 5.88% due 10/01/12	340,000	350,816
Midamerican Funding LLC Sec. Notes 6.93% due 03/01/29	166,000	158,176
Oncor Electric Delivery Co. Senior Notes 7.00% due 09/01/22	985,000	945,196
PSEG Power LLC Senior Notes 5.50% due 12/01/15	409,000	363,985
PSEG Power LLC Company Guar. Notes 6.95% due 06/01/12	593,000	597,067

		8,149,871

Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Notes 5.25% due 01/14/11	725,000	699,571

Finance-Credit Card — 0.2%
American Express Co. Senior Notes 5.50% due 09/12/16	1,374,000	1,258,140

Finance-Investment Banker/Broker — 0.3%
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17†(8)(9)	1,140,000	114
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	710,000	547,490
Merrill Lynch & Co., Inc. Notes 6.15% due 04/25/13	720,000	694,823
UBS Preferred Funding Trust V Company Guar. Notes 6.24% due 05/15/16(1)(10)	1,380,000	734,933

		1,977,360

Food-Misc. — 0.0%
General Mills, Inc. Senior Notes 5.65% due 02/15/19	150,000	152,995

Food-Retail — 0.0%
The Kroger Co. Notes 5.00% due 04/15/13	342,000	341,847

Hotel/Motels — 0.0%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	593,000	293,949

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding Senior Notes 5.13% due 04/10/13*	340,000	325,412
The Allstate Corp. Senior Notes 5.55% due 05/09/35	73,000	59,417
The Allstate Corp. Senior Notes 6.13% due 12/15/32	604,000	532,529

		917,358

Insurance-Property/Casualty — 0.1%
Chubb Corp. Jr. Sub. Notes 6.38% due 03/29/67(1)	1,210,000	816,744

Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	710,000	712,590

Medical-Drugs — 0.2%
Allergan, Inc. Senior Notes 5.75% due 04/01/16	800,000	761,664
Glaxosmithline Capital, Inc. Company Guar. Notes 4.85% due 05/15/13	351,000	368,101

		1,129,765

Medical-Hospitals — 0.0%
HCA, Inc. Senior Notes 8.75% due 09/01/10	63,000	61,898

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Notes 5.80% due 10/15/16	443,000	402,706

Multimedia — 0.2%
News America Holdings, Inc. Company Guar. Debentures 8.50% due 02/23/25	664,000	660,689
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	700,000	707,018

		1,367,707

Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	601,000	615,110

Oil Companies-Exploration & Production — 0.2%
Devon OEI Operating, Inc. Company Guar. Senior Notes 7.25% due 10/01/11	1,248,000	1,281,665

Oil Companies-Integrated — 0.1%
ConocoPhillips Notes 6.50% due 02/01/39	570,000	567,764
Hess Corp. Senior Notes 8.13% due 02/15/19	190,000	194,118

		761,882

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Oil Refining & Marketing — 0.2%
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	$565,000	$524,269
Valero Energy Corp. Senior Notes 6.88% due 04/15/12	1,065,000	1,074,303

		1,598,572

Oil-Field Services — 0.0%
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/17	270,000	225,047

Pipelines — 0.4%
CenterPoint Energy Resources Corp. Senior Notes 7.88% due 04/01/13	652,000	647,654
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	1,154,000	1,199,294
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	110,000	105,384
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/32	212,000	210,845
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	708,000	703,385

		2,866,562

Real Estate Investment Trusts — 0.4%
Boston Properties LP Senior Notes 5.00% due 06/01/15	147,000	108,074
HRPT Properties Trust Senior Notes 6.25% due 08/15/16	988,000	607,454
Kimco Realty Corp. Senior Notes 6.00% due 11/30/12	750,000	597,198
Prologis Senior Notes 5.75% due 04/01/16	1,270,000	709,997
Simon Property Group LP Notes 5.88% due 03/01/17	673,000	519,393
Vornado Realty LP Notes 4.75% due 12/01/10	500,000	451,028

		2,993,144

Retail-Apparel/Shoe — 0.1%
Ltd. Brands, Inc. Senior Notes 5.25% due 11/01/14	616,000	419,171

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	303,000	226,728

Retail-Discount — 0.2%
Wal-Mart Stores, Inc. Bonds 5.25% due 09/01/35	1,503,000	1,438,643

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	610,000	620,507

Retail-Regional Department Stores — 0.0%
Federated Retail Holdings, Inc. Company Guar. Notes 5.35% due 03/15/12	260,000	207,731

Sovereign Agency — 0.0%
Financing Corp. Bonds 9.65% due 11/02/18	235,000	344,957

Special Purpose Entities — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	1,009,000	914,015
Fund American Cos., Inc. Notes 5.88% due 05/15/13	484,000	359,294

		1,273,309

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 6.55% due 02/15/39	820,000	816,983
BellSouth Corp. Senior Notes 6.55% due 06/15/34	912,000	920,030
Verizon New York, Inc. Senior Notes 6.88% due 04/01/12	1,528,000	1,563,055

		3,300,068

Television — 0.2%
CBS Corp. Company Guar. Notes 6.63% due 05/15/11	832,000	778,878
Hearst-Argyle Television, Inc. Debentures 7.50% due 11/15/27	800,000	623,484

		1,402,362

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	1,060,000	1,159,965
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	630,000	647,469

		1,807,434

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Transport-Rail — 0.1%
CSX Corp. Senior Notes 6.75% due 03/15/11	$51,000	$51,291
CSX Corp. Debentures 7.90% due 05/01/17	640,000	632,662

		683,953

Total Corporate Bonds & Notes (cost $63,928,204)		55,515,547

FOREIGN CORPORATE BONDS & NOTES — 2.5%
Banks-Commercial — 0.2%
Nordea Bank AB Bonds 5.42% due 04/20/15*(1)(10)	275,000	119,564
UniCredito Italiano Capital Trust Bank Guar. Notes 9.20% due 10/05/10*(1)(10)	1,112,000	423,356
Woori Bank Debentures 6.13% due 05/03/16*(11)	1,480,000	1,020,170

		1,563,090

Banks-Money Center — 0.2%
DBS Capital Funding Corp. Company Guar. Notes 7.66% due 03/15/11*(1)(10)	669,000	588,579
Unicredit Luxembourg Finance SA Senior Sub. Notes 6.00% due 10/31/17*	910,000	719,249

		1,307,828

Beverages-Wine/Spirits — 0.1%
Diageo Finance BV Company Guar. Bonds 5.50% due 04/01/13	777,000	789,376

Diversified Banking Institution — 0.1%
BNP Paribas Jr. Sub. Notes 7.20% due 06/25/37*(1)(10)	400,000	219,736
Natixis Notes 10.00% due 04/30/18*(1)(10)	1,124,000	582,748
Royal Bank of Scotland Group PLC Bonds 6.99% due 10/15/17*(1)(10)	200,000	55,987

		858,471

Diversified Manufacturing Operations — 0.1%
Tyco Electronics Group SA Senior Notes 6.55% due 10/01/17	835,000	689,768

Electric-Distribution — 0.2%
Hydro-Quebec Co. Company Guar. Notes 6.30% due 05/11/11	1,620,000	1,716,063

Electric-Integrated — 0.2%
EDP Finance BV Senior Notes 6.00% due 02/02/18*	645,000	561,731
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	887,000	786,846

		1,348,577

Finance-Leasing Companies — 0.1%
ORIX Corp. Notes 5.48% due 11/22/11	1,200,000	884,942

Insurance-Multi-line — 0.1%
ING Groep NV Bonds 5.78% due 12/08/15(1)(10)	1,000,000	384,900

Machinery-Construction & Mining — 0.1%
Atlas Copco AB Bonds 5.60% due 05/22/17*	900,000	808,793

Oil Companies-Exploration & Production — 0.1%
Nexen, Inc. Bonds 5.88% due 03/10/35	254,000	177,923
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Notes 5.83% due 09/30/16*	530,000	441,273

		619,196

Oil Companies-Integrated — 0.2%
Petro-Canada Senior Notes 6.05% due 05/15/18	1,075,000	886,144
Petroleos Mexicanos Notes 8.00% due 05/03/19*	491,000	472,539

		1,358,683

Special Purpose Entities — 0.2%
MUFG Capital Finance 1, Ltd. Bonds 6.35% due 07/25/16(1)(10)	958,000	676,292
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	725,000	730,354

		1,406,646

Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	1,092,000	854,392

Telecom Services — 0.2%
TELUS Corp. Notes 8.00% due 06/01/11	1,119,000	1,149,338

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Senior Notes 5.75% due 03/23/16	$777,000	$779,461
Telecom Italia Capital SA Company Guar. Notes 5.25% due 11/15/13	343,000	308,453
Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	350,000	369,989

		1,457,903

Wireless Equipment — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	982,000	1,021,457

Total Foreign Corporate Bonds & Notes (cost $22,982,847)		18,219,423

FOREIGN GOVERNMENT AGENCIES — 0.3%
Regional Authority — 0.2%
Province of Ontario Canada Bonds 5.00% due 10/18/11	1,210,000	1,270,646

Sovereign — 0.1%
AID-Egypt U.S. Govt. Guar. Notes 4.45% due 09/15/15	785,000	824,407

Total Foreign Government Agencies (cost $1,998,235)		2,095,053

TAXABLE MUNICIPAL BONDS & NOTES — 0.3%
Taxable Municipal Notes — 0.3%
California Educational Facilities Authority 5.00% due 03/15/39	415,000	420,818
Massachusetts Bay Transportation Authority Series A 5.25% due 07/01/33	770,000	794,725
Massachusetts Health & Educational Facilities Authority 5.50% due 06/01/30	465,000	493,979
Massachusetts Health & Educational Facilities Authority 5.50% due 06/01/35	740,000	770,495

Total Taxable Municipal Bonds & Notes (cost $2,614,094)		2,480,017

U.S. GOVERNMENT AGENCIES — 17.8%
Federal Home Loan Mtg. Corp. — 5.3%
4.50% due 08/01/18	656,895	668,942
4.50% due 11/01/18	984,286	1,002,339
4.50% due 01/01/19	254,235	258,897
4.50% due 03/01/19	82,066	84,038
4.50% due 08/01/19	45,415	46,163
4.50% due 02/01/20	85,072	86,473
4.50% due 04/01/35	664,790	669,429
4.63% due 10/25/12	2,500,000	2,699,483
5.00% due 03/01/18	423,962	435,978
5.00% due 05/01/18	340,953	350,616
5.00% due 09/01/18	276,735	284,577
5.00% due 02/01/19	707,166	725,882
5.00% due 08/01/20	100,033	102,587
5.00% due 09/01/33	1,283,030	1,308,009
5.00% due 11/01/33	854,954	871,599
5.00% due 03/01/34	407,268	414,688
5.00% due 04/01/34	234,097	238,362
5.00% due 07/01/35	720,489	732,940
5.00% due 08/01/35	892,493	907,916
5.00% due 10/01/35	2,182,093	2,219,803
5.00% due 11/01/35	1,869,598	1,901,907
5.50% due 01/01/19	401,915	415,441
5.50% due 04/01/19	32,335	33,453
5.50% due 06/01/19	22,658	23,420
5.50% due 07/01/19	205,525	212,442
5.50% due 03/01/21	104,463	107,799
5.50% due 10/01/24	344,992	353,660
5.50% due 06/01/25	557,328	570,788
5.50% due 07/01/25	269,064	275,563
5.50% due 08/01/25	415,710	425,751
5.50% due 09/01/25	269,914	276,433
5.50% due 05/01/33	1,312,317	1,347,818
5.50% due 12/01/33	314,668	323,180
5.50% due 01/01/34	1,258,115	1,292,150
5.50% due 04/01/34	155,649	159,665
5.50% due 11/01/34	88,497	90,781
5.50% due 05/01/35	76,254	78,150
5.50% due 09/01/35	209,677	214,890
5.50% due 10/01/35	674,903	691,685
5.50% due 06/01/36	502,890	515,216
5.50% due 02/01/37	655,512	671,299
6.00% due 04/01/16	62,639	65,401
6.00% due 04/01/17	111,058	115,851
6.00% due 07/01/17	57,959	60,461
6.00% due 10/01/17	80,651	84,132
6.00% due 08/01/19	272,284	283,651
6.00% due 09/01/19	71,210	74,183
6.00% due 11/01/19	98,427	102,583
6.00% due 05/01/21	131,146	136,622
6.00% due 10/01/21	343,847	358,203
6.00% due 02/01/23	491,211	509,323
6.00% due 12/01/25	171,123	176,971
6.00% due 02/01/26	182,100	188,323
6.00% due 04/01/34	100,978	104,530
6.00% due 07/01/34	757,688	784,341
6.00% due 08/01/34	1,676,599	1,735,577
6.00% due 09/01/34	162,306	168,015
6.00% due 07/01/35	291,087	300,962
6.00% due 08/01/35	253,771	262,380
6.00% due 10/01/35	265,633	274,343
6.00% due 11/01/35	632,525	653,984
6.00% due 03/01/36	239,754	247,664
6.00% due 07/01/36	908,384	937,620
6.00% due 10/01/36	573,985	594,177
6.00% due 01/01/37	451,547	466,443
6.00% due 03/01/37	712,614	735,971
6.00% due 05/01/37	1,044,208	1,078,435
6.00% due 06/01/37	753,050	777,733
6.50% due 05/01/34	79,344	83,030

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)

6.50% due 06/01/34	$104,842	$109,713
6.50% due 08/01/34	535,096	559,955
6.50% due 10/01/34	289,236	303,577
6.50% due 11/01/34	12,939	13,540
6.50% due 05/01/37	244,494	255,113
6.50% due 07/01/37	500,555	522,296
6.50% due 02/01/38	594,336	620,150

		37,835,465

Federal National Mtg. Assoc. — 10.8%
4.01% due 08/01/13	82,643	81,811
4.02% due 08/01/13	232,909	231,125
4.50% due 04/01/18	474,129	483,418
4.50% due 06/01/18	613,428	625,445
4.50% due 07/01/18	222,354	226,710
4.50% due 03/01/19	294,529	299,746
4.50% due 04/01/20	572,460	582,601
4.50% due 05/01/20	798,911	812,066
4.50% due 07/01/20	171,586	174,626
4.50% due 08/01/33	1,383,745	1,396,732
4.50% due 02/01/35	401,703	405,223
4.50% due 09/01/35	429,602	433,097
4.59% due 05/01/14	468,810	472,495
4.63% due 04/01/14	204,630	206,470
4.67% due 04/01/13	59,889	61,023
4.82% due 12/01/12	629,486	642,335
4.84% due 08/01/14	554,827	564,574
4.87% due 02/01/14	313,982	319,968
4.88% due 03/01/20	154,706	154,990
4.92% due 05/01/15	1,150,018	1,170,099
4.94% due 08/01/15	200,000	202,068
5.00% due 02/01/18	1,905,376	1,962,882
5.00% due 11/01/18	705,271	725,700
5.00% due 07/01/19	263,021	270,146
5.00% due 11/01/19	370,360	380,394
5.00% due 03/01/20	154,057	157,990
5.00% due 05/01/20	522,480	535,818
5.00% due 07/01/20	241,263	247,422
5.00% due 11/01/33	578,390	590,373
5.00% due 03/01/34	761,196	776,714
5.00% due 05/01/34	238,072	242,707
5.00% due 08/01/34	262,473	267,583
5.00% due 09/01/34	675,612	688,765
5.00% due 12/01/34	188,108	191,770
5.00% due 01/01/35	585,648	597,050
5.00% due 06/01/35	1,559,458	1,588,357
5.00% due 07/01/35	2,161,662	2,201,719
5.00% due 08/01/35	484,808	493,792
5.00% due 10/01/35	369,933	376,788
5.00% due 08/01/36	520,620	530,268
5.10% due 06/01/15	454,000	458,326
5.27% due 12/01/16	330,000	338,136
5.37% due 02/01/13	289,234	297,809
5.37% due 05/01/18	510,000	516,396
5.50% due 11/01/17	418,168	433,025
5.50% due 01/01/18	639,872	662,605
5.50% due 02/01/18	367,680	380,283
5.50% due 07/01/19	435,234	449,745
5.50% due 08/01/19	105,923	109,455
5.50% due 09/01/19	446,779	461,675
5.50% due 01/01/21	322,549	333,101
5.50% due 05/01/22	166,739	172,054
5.50% due 02/01/33	714,752	734,393
5.50% due 03/01/33	425,447	437,138
5.50% due 06/01/33	939,453	965,268
5.50% due 07/01/33	3,828,260	3,933,457
5.50% due 11/01/33	1,105,344	1,135,718
5.50% due 12/01/33	178,530	183,435
5.50% due 01/01/34	663,906	682,150
5.50% due 02/01/34	1,377,727	1,415,228
5.50% due 03/01/34	107,124	110,003
5.50% due 04/01/34	312,928	321,136
5.50% due 05/01/34	1,136,985	1,166,806
5.50% due 06/01/34	80,796	82,915
5.50% due 07/01/34	1,855,523	1,904,193
5.50% due 09/01/34	2,586,440	2,654,280
5.50% due 10/01/34	3,343,760	3,431,465
5.50% due 11/01/34	3,519,708	3,612,027
5.50% due 12/01/34	1,351,650	1,387,103
5.50% due 01/01/35	1,705,592	1,750,655
5.50% due 04/01/35	267,292	274,052
5.50% due 09/01/35	970,937	995,494
5.50% due 03/01/37	346,958	355,463
6.00% due 01/01/17	418,485	437,069
6.00% due 08/01/17	262,801	274,307
6.00% due 03/01/18	72,517	75,691
6.00% due 11/01/18	622,502	650,146
6.00% due 01/01/21	162,008	168,722
6.00% due 05/01/21	80,408	83,740
6.00% due 07/01/21	319,223	332,451
6.00% due 11/01/25	159,903	165,000
6.00% due 04/01/34	898,658	929,250
6.00% due 05/01/34	640,088	661,878
6.00% due 06/01/34	1,883,785	1,947,913
6.00% due 07/01/34	1,110,471	1,148,273
6.00% due 08/01/34	1,086,563	1,123,550
6.00% due 10/01/34	1,331,682	1,377,196
6.00% due 11/01/34	136,444	141,088
6.00% due 12/01/34	64,444	66,637
6.00% due 08/01/35	218,918	226,097
6.00% due 09/01/35	592,138	613,874
6.00% due 10/01/35	125,485	129,600
6.00% due 11/01/35	193,709	200,061
6.00% due 12/01/35	1,227,166	1,267,407
6.00% due 02/01/36	995,374	1,028,014
6.00% due 03/01/36	160,705	165,824
6.00% due 04/01/36	388,448	400,821
6.00% due 06/01/36	345,665	356,888
6.00% due 08/01/36	270,622	279,242
6.00% due 12/01/36	370,541	382,345
6.00% due 02/01/37	264,851	273,246
6.00% due 03/01/37	386,058	398,295
6.00% due 07/01/37	641,782	662,126
6.33% due 03/01/11	124,502	130,534
6.50% due 06/01/31	270,670	284,122
6.50% due 07/01/31	76,676	80,486
6.50% due 09/01/31	288,540	302,880
6.50% due 02/01/32	315,122	330,783

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)

6.50% due 07/01/32	$661,987	$695,159
6.50% due 08/01/32	499,080	523,572
6.50% due 01/01/33	298,632	313,287
6.50% due 04/01/34	70,522	73,762
6.50% due 06/01/34	117,465	122,863
6.50% due 08/01/34	356,761	373,153
6.50% due 05/01/36	289,973	302,481
6.50% due 01/01/37	237,224	247,456
6.50% due 02/01/37	1,298,627	1,354,445
6.50% due 05/01/37	521,633	544,052
6.50% due 06/01/37	340,584	355,222
6.50% due 07/01/37	449,951	469,289
7.50% due 02/01/30	36,665	39,058
7.50% due 03/01/31	97,074	103,296
7.50% due 01/01/32	74,710	79,499

		77,209,999

Government National Mtg. Assoc. — 1.2%
4.50% due 07/20/33	68,479	69,239
4.50% due 09/20/33	424,773	429,489
4.50% due 12/20/34	227,039	229,330
5.00% due 07/20/33	102,708	104,828
5.00% due 06/15/34	426,349	436,040
5.00% due 10/15/34	210,699	215,454
5.50% due 11/15/32	443,843	456,250
5.50% due 05/15/33	2,208,535	2,269,581
5.50% due 08/15/33	185,029	190,144
5.50% due 12/15/33	578,057	594,035
5.50% due 09/15/34	226,073	232,181
5.50% due 10/15/35	32,464	33,331
6.00% due 09/15/32	615,548	635,901
6.00% due 04/15/33	445,841	460,164
6.00% due 02/15/34	262,012	270,184
6.00% due 07/15/34	226,873	233,949
6.00% due 09/15/34	273,975	282,520
6.00% due 01/20/35	136,090	139,955
6.00% due 02/20/35	186,830	192,136
6.00% due 04/20/35	108,469	111,549
6.00% due 01/15/38	898,550	926,014

		8,512,274

Small Business Administration — 0.5%
Small Business Administration Series 2003-20G, Class 1 4.35% due 07/01/23	112,740	112,040
Small Business Administration Series 2004-20D, Class 1 4.77% due 04/01/24	323,649	330,033
Small Business Administration Series 2005-20C, Class 1 4.95% due 03/01/25	831,730	855,506
Small Business Administration Series 2004-20I, Class 1 4.99% due 09/01/24	488,804	505,424
Small Business Administration Series 2004-20E, Class 1 5.18% due 05/01/24	520,755	546,332
Small Business Administration Series 2004-20F, Class 1 5.52% due 06/01/24	823,617	883,569

		3,232,904

Total U.S. Government Agencies (cost $123,734,249)		126,790,642

U.S. GOVERNMENT TREASURIES — 8.6%
United States Treasury Bonds — 1.9%
4.50% due 02/15/36	1,838,000	2,083,833
5.00% due 05/15/37	1,960,000	2,415,700
5.25% due 02/15/29	169,000	199,763
5.38% due 02/15/31	2,994,000	3,633,033
6.00% due 02/15/26	1,143,000	1,459,646
6.25% due 08/15/23	611,000	772,915
6.75% due 08/15/26	1,934,000	2,666,804
8.00% due 11/15/21	318,000	453,548

		13,685,242

United States Treasury Notes — 6.7%
1.50% due 10/31/10	8,236,000	8,332,518
1.50% due 12/31/13	2,374,000	2,339,318
2.00% due 11/30/13	1,361,000	1,373,866
3.13% due 09/30/13	3,185,000	3,378,587
3.50% due 05/31/13	1,900,000	2,051,407
3.88% due 02/15/13	462,000	505,024
4.13% due 08/31/12	4,098,000	4,474,823
4.13% due 05/15/15	1,220,000	1,359,252
4.50% due 11/15/15	505,000	577,831
4.75% due 05/15/14	829,000	954,322
4.88% due 08/15/09	3,731,000	3,818,738
5.13% due 06/30/11	2,055,000	2,250,225
6.50% due 02/15/10	10,723,000	11,373,500
8.50% due 02/15/20	3,211,000	4,635,881

		47,425,292

Total U.S. Government Treasuries (cost $58,287,327)		61,110,534

Total Long-Term Investment Securities (cost $842,448,044)		699,726,701

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 1.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/30/09, to be repurchased 02/02/09 in the amount of $8,121,007 and collateralized by Federal Home Loan Mtg. Corp. Notes bearing interest at 5.13% due 04/18/11 and having an approximate value of $8,287,405 (cost $8,121,000)	$8,121,000	$8,121,000
TOTAL INVESTMENTS (cost $850,569,044) (2)	99.3%	707,847,701
Other assets less liabilities	0.7	4,822,614

NET ASSETS	100.0%	$712,670,315

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2009, the aggregate value of these securities was $13,048,598 representing 1.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2009.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Fair valued security; see Note 2
(4)	Commercial Mortgage Backed Security
(5)	Variable Rate Security — the rate reflected is as of January 31, 2009, maturity date reflects the stated maturity date.
(6)	Interest Only
(7)	Collateralized Mortgage Obligation
(8)	Company has filed Chapter 11 bankruptcy protection.
(9)	Bond in default
(10)	Perpetual maturity — maturity date reflects the next call date.
(11)	Variable Rate Security — the rate reflected is as of January 31, 2009, maturity date reflects next reset date.
(12)	Security was valued using fair value procedures at January 31, 2009. See Note 2 regarding fair value procedures for foreign equity securities.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Electric-Integrated	31.9%
Cellular Telecom	11.0
Oil Companies-Exploration & Production	8.5
Telephone-Integrated	8.1
Cable TV	7.7
Independent Power Producers	6.2
Gas-Distribution	4.9
Pipelines	4.9
Repurchase Agreements	4.2
Electric-Generation	3.1
Telecom Services	2.8
Electric-Distribution	1.8
Oil & Gas Drilling	1.6
Electric-Transmission	1.6
Energy-Alternate Sources	0.7
Oil Companies-Integrated	0.1

99.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 90.6%
Cable TV — 7.7%
Comcast Corp., Special Class A	44,300	$614,884
Rogers Communications, Inc. Class B	38,960	1,098,664
Time Warner Cable, Inc.† Class A	48,430	902,251

		2,615,799

Cellular Telecom — 11.0%
America Movil SAB de CV, Series L ADR	24,990	712,465
Cellcom Israel, Ltd.	40,160	850,589
China Mobile, Ltd. ADR	1,400	62,958
Hutchison Telecommunications International, Ltd.(2)	190,000	47,496
MetroPCS Communications, Inc.†	13,400	182,106
Mobile Telesystems ADR	14,570	310,341
MTN Group, Ltd.(2)	22,990	218,404
NII Holdings, Inc.†	19,990	387,806
Partner Communications ADR	500	7,725
Vivo Participacoes SA ADR	17,625	249,922
Vodafone Group PLC(2)	391,328	729,307

		3,759,119

Electric-Generation — 2.2%
The AES Corp.†	95,690	756,908

Electric-Integrated — 31.7%
Allegheny Energy, Inc.	31,400	1,043,736
American Electric Power Co., Inc.	35,390	1,109,477
CMS Energy Corp.	99,790	1,172,533
Consolidated Edison, Inc.	1,700	69,275
Constellation Energy Group, Inc.	6,270	164,901
DPL, Inc.	24,320	524,096
DTE Energy Co.	1,000	34,500
E.ON AG(2)	28,045	902,299
Edison International	22,930	746,830
FirstEnergy Corp.	3,380	168,966
International Power PLC(2)	91,310	358,909
Northeast Utilities	32,590	775,642
NV Energy, Inc.	1,600	17,168
Oesterreichische Elektrizitaetswirtschafts AG(2)	5,950	227,858
PG&E Corp.	3,770	145,786
PPL Corp.	33,900	1,039,374
Progress Energy, Inc.	5,820	225,350
Public Service Enterprise Group, Inc.	34,820	1,099,267
Scottish and Southern Energy PLC(2)	10,130	175,037
Wisconsin Energy Corp.	4,500	200,610
Xcel Energy, Inc.	34,000	627,640

		10,829,254

Electric-Transmission — 1.6%
Red Electrica Corp. SA(2)	13,014	535,546

Energy-Alternate Sources — 0.7%
EDP Renovaveis SA†(2)	13,476	100,176
Iberdrola Renovables†(2)	36,200	146,967

		247,143

Gas-Distribution — 4.9%
Enagas(2)	19,732	342,870
Energen Corp.	12,000	350,520
Sempra Energy	22,210	973,686

		1,667,076

Independent Power Producers — 6.2%
Dynegy, Inc., Class A†	95,680	201,885
NRG Energy, Inc.†	82,579	1,929,045

		2,130,930

Oil & Gas Drilling — 1.6%
Noble Corp.	10,860	294,849
Transocean, Ltd.†	4,800	262,176

		557,025

Oil Companies-Exploration & Production — 8.2%
Apache Corp.	500	37,500
Chesapeake Energy Corp.	1,200	18,972
EQT Corp.	44,810	1,533,846
Questar Corp.	22,620	768,628
XTO Energy, Inc.	11,615	430,800

		2,789,746

Oil Companies-Integrated — 0.1%
Hess Corp.	600	33,366

Pipelines — 4.0%
El Paso Corp.	103,660	847,939
Williams Cos., Inc.	36,530	516,899

		1,364,838

Telecom Services — 2.6%
BCE, Inc.	21,400	438,209
Embarq Corp.	7,560	270,044
TELUS Corp.	6,720	179,419

		887,672

Telephone-Integrated — 8.1%
AT&T, Inc.	29,022	714,521
CenturyTel, Inc.	10,200	276,828
Koninklijke KPN NV(2)	40,650	542,938
Telefonica SA(2)	43,846	779,965
Verizon Communications, Inc.	5,700	170,259
Windstream Corp.	32,400	281,232

		2,765,743

Total Common Stock (cost $44,546,686)		30,940,165

PREFERRED STOCK — 3.7%
Electric-Distribution — 1.8%
Eletropaulo Metropolitana de Sao Paulo SA Class B	54,720	613,240

Electric-Generation — 0.9%
AES Tiete SA	46,500	322,093

Pipelines — 0.8%
El Paso Corp. 4.99%	370	263,163

Telecom Services — 0.2%
Tim Participacoes SA ADR	4,720	66,410

Total Preferred Stock (cost $1,778,229)		1,264,906

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES — 0.6%
Electric-Integrated — 0.2%
CenterPoint Energy Houston Electric LLC Senior Notes 7.00% due 03/01/14	$60,000	$61,765

Oil Companies-Exploration & Production — 0.3%
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	104,000	101,920

Pipelines — 0.1%
Williams Cos., Inc. Senior Notes 8.75% due 03/15/32	40,000	36,600

Total Corporate Bonds & Notes (cost $195,354)		200,285

Total Long-Term Investment Securities (cost $46,520,269)		32,405,356

REPURCHASE AGREEMENT — 4.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/30/09, to be repurchased 02/02/09 in the amount of $1,435,001 and collateralized by $1,345,000 of Federal Home Loan Mtg. Corp. Notes bearing interest at 5.13% due 04/18/11 and having an approximate value of $1,463,764 (cost $1,435,000)	$1,435,000	1,435,000

TOTAL INVESTMENTS (cost $47,955,269)(1)	99.1%	33,840,356
Other assets less liabilities	0.9	307,977

NET ASSETS	100.0%	$34,148,333

ADR — American Depository Receipt

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Security was valued using fair value procedures at January 31, 2009. See Note 2 regarding fair value procedures for foreign equity securities.

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*EUR	3,016,870	USD	4,310,748	2/19/2009	$448,896
*GBP	648,749	USD	964,707	2/17/2009	24,748

					$473,644

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

*USD	69,974	GBP	47,515	2/17/2009	$(1,131)
USD	118,738	EUR	87,535	2/17/2009	(6,683)
*USD	1,094,417	EUR	771,971	2/19/2009	(106,228)

					(114,042)

Net Unrealized Appreciation (Depreciation)					$359,602

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

EUR — Euro Dollar
GBP — British Pound
USD — United States Dollar

See Notes to Financial Statements

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	8.7%
Medical-Drugs	5.9
Computers	4.2
Electric-Integrated	3.8
Diversified Manufacturing Operations	3.6
Medical Products	3.5
Telephone-Integrated	3.4
Repurchase Agreements	3.1
Diversified Banking Institutions	2.9
Cosmetics & Toiletries	2.8
Oil Companies-Exploration & Production	2.7
Beverages-Non-alcoholic	2.3
Medical-Biomedical/Gene	2.3
Retail-Discount	2.1
Applications Software	2.0
Banks-Super Regional	1.9
Electronic Components-Semiconductors	1.7
Tobacco	1.7
Aerospace/Defense	1.7
Food-Misc.	1.5
Multimedia	1.4
Web Portals/ISP	1.3
Networking Products	1.3
Oil-Field Services	1.2
Retail-Restaurants	1.2
Medical-HMO	1.1
Wireless Equipment	1.1
Enterprise Software/Service	1.0
Transport-Services	1.0
U.S. Government Treasuries	0.9
Medical Instruments	0.9
Transport-Rail	0.9
Retail-Drug Store	0.9
Retail-Building Products	0.9
Commercial Services-Finance	0.8
Insurance-Multi-line	0.8
Real Estate Investment Trusts	0.8
Cable TV	0.7
Banks-Fiduciary	0.7
Aerospace/Defense-Equipment	0.7
Insurance-Property/Casualty	0.6
Agricultural Chemicals	0.6
Chemicals-Diversified	0.6
Insurance-Life/Health	0.5
Pharmacy Services	0.5
Consumer Products-Misc.	0.5
Industrial Gases	0.4
Computers-Memory Devices	0.4
Food-Retail	0.4
Investment Management/Advisor Services	0.4
Electric Products-Misc.	0.4
Non-Hazardous Waste Disposal	0.3
Banks-Commercial	0.3
Finance-Credit Card	0.3
Internet Security	0.3
Pipelines	0.3
Oil Refining & Marketing	0.3
Instruments-Scientific	0.3
Medical-Wholesale Drug Distribution	0.3
Insurance Brokers	0.3
Finance-Other Services	0.3
Gas-Distribution	0.3
E-Commerce/Products	0.3
Machinery-Construction & Mining	0.3
Steel-Producers	0.2
Athletic Footwear	0.2
Gold Mining	0.2
Agricultural Operations	0.2
Oil Field Machinery & Equipment	0.2
Semiconductor Equipment	0.2
Telecom Equipment-Fiber Optics	0.2
Medical Labs & Testing Services	0.2
Computer Services	0.2
Retail-Regional Department Stores	0.2
E-Commerce/Services	0.2
Machinery-Farming	0.2
Oil & Gas Drilling	0.2
Retail-Major Department Stores	0.2
Food-Wholesale/Distribution	0.2
Coal	0.2
Chemicals-Specialty	0.2
Distribution/Wholesale	0.2
Apparel Manufacturers	0.2
Health Care Cost Containment	0.2
Finance-Investment Banker/Broker	0.2
Forestry	0.2
Engineering/R&D Services	0.2
Semiconductor Components-Integrated Circuits	0.2
Retail-Consumer Electronics	0.2
Retail-Office Supplies	0.2
Savings & Loans/Thrifts	0.2
Retail-Apparel/Shoe	0.2
Advertising Agencies	0.1
Electronic Forms	0.1
Electronics-Military	0.1
Office Automation & Equipment	0.1
Food-Confectionery	0.1
Metal-Diversified	0.1
Auto-Heavy Duty Trucks	0.1
Disposable Medical Products	0.1
Data Processing/Management	0.1
Schools	0.1
Hotels/Motels	0.1
Metal Processors & Fabrication	0.1
Cruise Lines	0.1
Toys	0.1
Electronic Components-Misc.	0.1
Telecommunication Equipment	0.1
Electronic Measurement Instruments	0.1
Auto/Truck Parts & Equipment-Original	0.1
Building-Residential/Commercial	0.1
Medical-Generic Drugs	0.1
Retail-Bedding	0.1
Containers-Metal/Glass	0.1
Metal-Aluminum	0.1
Paper & Related Products	0.1
Brewery	0.1
Auto-Cars/Light Trucks	0.1
Retail-Auto Parts	0.1
Beverages-Wine/Spirits	0.1
Containers-Paper/Plastic	0.1
Electric-Generation	0.1
Quarrying	0.1
Finance-Consumer Loans	0.1

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited) — (continued)

Telecom Services	0.1%
Entertainment Software	0.1
Coatings/Paint	0.1
Airlines	0.1
Engines-Internal Combustion	0.1
Tools-Hand Held	0.1
Electronic Connectors	0.1
Human Resources	0.1
Industrial Automated/Robotic	0.1
Diversified Financial Services	0.1
Retail-Computer Equipment	0.1
Television	0.1
Dental Supplies & Equipment	0.1
Computer Aided Design	0.1

100.8%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 96.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	1,065	$3,546
Omnicom Group, Inc.	723	18,719

		22,265

Aerospace/Defense — 1.7%
Boeing Co.	1,589	67,231
General Dynamics Corp.	853	48,391
Lockheed Martin Corp.	714	58,577
Northrop Grumman Corp.	696	33,491
Raytheon Co.	894	45,254
Rockwell Collins, Inc.	362	13,640

		266,584

Aerospace/Defense-Equipment — 0.7%
Goodrich Corp.	295	11,405
United Technologies Corp.	2,069	99,291

		110,696

Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.	132	6,204
Monsanto Co.	1,181	89,827

		96,031

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	1,376	37,675

Airlines — 0.1%
Southwest Airlines Co.	1,575	11,072

Apparel Manufacturers — 0.2%
Coach, Inc.†	770	11,242
Polo Ralph Lauren Corp.	132	5,416
VF Corp.	202	11,316

		27,974

Appliances — 0.0%
Whirlpool Corp.	169	5,650

Applications Software — 2.0%
Citrix Systems, Inc.†	415	8,732
Intuit, Inc.†	756	17,124
Microsoft Corp.	16,513	282,372
Salesforce.com, Inc.†	235	6,253

		314,481

Athletic Footwear — 0.2%
NIKE, Inc., Class B	856	38,734

Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.†	5,062	9,466
General Motors Corp.	1,279	3,850

		13,316

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	758	20,004

Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	1,340	16,763

Banks-Commercial — 0.3%
BB&T Corp.	1,234	24,421
First Horizon National Corp.	490	4,665
M&T Bank Corp.	174	6,770
Marshall & Ilsley Corp.	609	3,478
Regions Financial Corp.	1,568	5,425
Zions Bancorporation	272	4,058

		48,817

Banks-Fiduciary — 0.7%
Northern Trust Corp.	450	25,884
State Street Corp.	936	21,781
The Bank of New York Mellon Corp.	2,461	63,346

		111,011

Banks-Super Regional — 1.9%
Capital One Financial Corp.	806	12,767
Comerica, Inc.	340	5,664
Fifth Third Bancorp	1,240	2,964
Huntington Bancshares, Inc.	860	2,477
KeyCorp.	986	7,178
PNC Financial Services Group, Inc.	917	29,821
SunTrust Banks, Inc.	794	9,734
US Bancorp	3,740	55,501
Wells Fargo & Co.	8,863	167,511

		293,617

Beverages-Non-alcoholic — 2.3%
Coca-Cola Enterprises, Inc.	649	7,288
Dr. Pepper Snapple Group, Inc.†	406	6,679
Pepsi Bottling Group, Inc.	305	5,883
PepsiCo, Inc.	3,360	168,773
The Coca-Cola Co.	4,268	182,329

		370,952

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	117	5,313
Constellation Brands, Inc., Class A†	521	7,565

		12,878

Brewery — 0.1%
Molson Coors Brewing Co., Class B	335	13,490

Building Products-Wood — 0.0%
Masco Corp.	655	5,122

Building-Residential/Commercial — 0.1%
Centex Corp.	279	2,374
D.R. Horton, Inc.	647	3,856
KB Home	186	1,985
Lennar Corp., Class A	303	2,330
Pulte Homes, Inc.	502	5,095

		15,640

Cable TV — 0.7%
Comcast Corp., Class A	6,264	91,767
The DIRECTV Group, Inc.†	1,171	25,645

		117,412

Casino Hotels — 0.0%
Wynn Resorts, Ltd.†	120	3,610

Casino Services — 0.0%
International Game Technology	729	7,727

Chemicals-Diversified — 0.6%
E.I. du Pont de Nemours & Co.	1,804	41,420
PPG Industries, Inc.	371	13,942

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Chemicals-Diversified (continued)

Rohm & Haas Co.	265	$14,626
The Dow Chemical Co.	1,985	23,006

		92,994

Chemicals-Specialty — 0.2%
Eastman Chemical Co.	172	4,464
Ecolab, Inc.	397	13,482
Sigma-Aldrich Corp.	300	10,824

		28,770

Coal — 0.2%
CONSOL Energy, Inc.	413	11,258
Massey Energy Co.	192	2,915
Peabody Energy Corp.	612	15,300

		29,473

Coatings/Paint — 0.1%
The Sherwin-Williams Co.	232	11,078

Commercial Services — 0.0%
Iron Mountain, Inc.†	272	5,565

Commercial Services-Finance — 0.8%
Automatic Data Processing, Inc.	972	35,313
Equifax, Inc.	292	7,218
H&R Block, Inc.	704	14,594
Mastercard, Inc., Class A	156	21,182
Moody’s Corp.	423	9,061
Paychex, Inc.	724	17,586
The Western Union Co.	1,566	21,391
Total Systems Services, Inc.	475	6,013

		132,358

Computer Aided Design — 0.1%
Autodesk, Inc.†	506	8,379

Computer Services — 0.2%
Affiliated Computer Services, Inc., Class A†	218	9,998
Cognizant Technology Solutions Corp., Class A†	588	11,013
Computer Sciences Corp.†	342	12,599

		33,610

Computers — 4.2%
Apple, Inc.†	1,902	171,427
Dell, Inc.†	3,742	35,549
Hewlett-Packard Co.	5,258	182,716
International Business Machines Corp.	2,908	266,518
Sun Microsystems, Inc.†	1,614	6,714

		662,924

Computers-Integrated Systems — 0.0%
Teradata Corp.†	422	5,541

Computers-Memory Devices — 0.4%
EMC Corp.†	4,296	47,428
NetApp, Inc.†	702	10,411
SanDisk Corp.†	528	6,035
ESC Seagate Technology.†(1)(2)	1,206	0

		63,874

Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	198	4,689

Consumer Products-Misc. — 0.5%
Clorox Co.	312	15,647
Fortune Brands, Inc.	371	11,872
Kimberly-Clark Corp.	881	45,345

		72,864

Containers-Metal/Glass — 0.1%
Ball Corp.	221	8,473
Owens-Illinois, Inc.†	294	5,586

		14,059

Containers-Paper/Plastic — 0.1%
Pactiv Corp.†	341	7,372
Sealed Air Corp.	391	5,298

		12,670

Cosmetics & Toiletries — 2.8%
Avon Products, Inc.	963	19,693
Colgate-Palmolive Co.	1,086	70,633
Procter & Gamble Co.	6,423	350,054
The Estee Lauder Cos., Inc., Class A	247	6,484

		446,864

Cruise Lines — 0.1%
Carnival Corp.	986	17,935

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	406	6,459
Fiserv, Inc.†	386	12,256

		18,715

Dental Supplies & Equipment — 0.1%
Dentsply International, Inc.	320	8,611

Dialysis Centers — 0.0%
DaVita, Inc.†	153	7,191

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	225	19,253

Distribution/Wholesale — 0.2%
Fastenal Co.	277	9,468
Genuine Parts Co.	267	8,549
WW Grainger, Inc.	140	10,213

		28,230

Diversified Banking Institutions — 2.9%
Bank of America Corp.	13,691	90,087
Citigroup, Inc.	11,688	41,492
JPMorgan Chase & Co.	7,908	201,733
Morgan Stanley	2,380	48,148
The Goldman Sachs Group, Inc.	933	75,321

		456,781

Diversified Financial Services — 0.1%
IntercontinentalExchange, Inc.†	162	9,223

Diversified Manufacturing Operations — 3.6%
3M Co.	1,500	80,685
Cooper Industries, Ltd., Class A	392	10,549
Danaher Corp.	576	32,216
Dover Corp.	428	12,104
Eaton Corp.	356	15,671
General Electric Co.	22,529	273,277
Honeywell International, Inc.	1,597	52,397
Illinois Tool Works, Inc.	758	24,756

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)

Ingersoll-Rand Co., Ltd., Class A	717	$11,623
ITT Corp.	411	18,610
Leggett & Platt, Inc.	345	4,309
Parker Hannifin Corp.	378	14,443
Textron, Inc.	586	5,292
Tyco International, Ltd.	998	20,978

		576,910

Diversified Operations — 0.0%
Leucadia National Corp.†	393	6,257

E-Commerce/Products — 0.3%
Amazon.com, Inc.†	698	41,056

E-Commerce/Services — 0.2%
eBay, Inc.†	2,274	27,334
Expedia, Inc.†	471	4,206

		31,540

Electric Products-Misc. — 0.4%
Emerson Electric Co.	1,666	54,478
Molex, Inc.	286	3,824

		58,302

Electric-Generation — 0.1%
The AES Corp.†	1,580	12,498

Electric-Integrated — 3.8%
Allegheny Energy, Inc.	362	12,033
Ameren Corp.	310	10,307
American Electric Power Co., Inc.	907	28,434
Consolidated Edison, Inc.	616	25,102
Constellation Energy Group, Inc.	419	11,020
Dominion Resources, Inc.	1,305	45,910
DTE Energy Co.	384	13,248
Duke Energy Corp.	2,855	43,253
Edison International	698	22,734
Entergy Corp.	433	33,064
Exelon Corp.	1,410	76,450
FirstEnergy Corp.	689	34,443
FPL Group, Inc.	922	47,529
Integrys Energy Group, Inc.	181	7,557
Pepco Holdings, Inc.	492	8,763
PG&E Corp.	806	31,168
PPL Corp.	842	25,816
Progress Energy, Inc.	589	22,806
Public Service Enterprise Group, Inc.	1,147	36,211
Southern Co.	1,731	57,902
Xcel Energy, Inc.	972	17,943

		611,693

Electronic Components-Misc. — 0.1%
Jabil Circuit, Inc.	521	3,032
Tyco Electronics, Ltd.	1,012	14,330

		17,362

Electronic Components-Semiconductors — 1.7%
Advanced Micro Devices, Inc.†	1,445	3,165
Altera Corp.	706	10,858
Broadcom Corp., Class A†	1,010	16,009
Intel Corp.	12,067	155,664
LSI Corp.†	1,500	4,770
MEMC Electronic Materials, Inc.†	514	6,990
Microchip Technology, Inc.	418	7,930
Micron Technology, Inc.†	1,717	6,387
NVIDIA Corp.†	1,252	9,953
Texas Instruments, Inc.	2,811	42,024
Xilinx, Inc.	656	11,054

		274,804

Electronic Connectors — 0.1%
Amphenol Corp., Class A	379	9,911

Electronic Forms — 0.1%
Adobe Systems, Inc.†	1,138	21,975

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	768	13,885
FLIR Systems, Inc.†	118	2,947

		16,832

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	276	21,810

Engineering/R&D Services — 0.2%
Fluor Corp.	401	15,599
Jacobs Engineering Group, Inc.†	268	10,363

		25,962

Engines-Internal Combustion — 0.1%
Cummins, Inc.	436	10,455

Enterprise Software/Service — 1.0%
BMC Software, Inc.†	432	10,943
CA, Inc.	881	15,849
Novell, Inc.†	875	3,238
Oracle Corp.†	8,016	134,909

		164,939

Entertainment Software — 0.1%
Electronic Arts, Inc.†	719	11,101

Filtration/Separation Products — 0.0%
Pall Corp.	297	7,743

Finance-Commercial — 0.0%
CIT Group, Inc.	688	1,920

Finance-Consumer Loans — 0.1%
SLM Corp.†	1,053	12,057

Finance-Credit Card — 0.3%
American Express Co.	2,391	40,002
Discover Financial Services	1,128	8,065

		48,067

Finance-Investment Banker/Broker — 0.2%
The Charles Schwab Corp.	2,002	27,207

Finance-Other Services — 0.3%
CME Group, Inc.	139	24,173
NYSE Euronext	571	12,562
The NASDAQ OMX Group, Inc.†	291	6,350

		43,085

Food-Confectionery — 0.1%
The Hershey Co.	380	14,167
The J.M. Smucker Co.	155	6,998

		21,165

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Food-Dairy Products — 0.0%
Dean Foods Co.†	270	$5,222

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	617	5,460

Food-Misc. — 1.5%
Campbell Soup Co.	505	15,337
ConAgra Foods, Inc.	1,028	17,579
General Mills, Inc.	718	42,470
H.J. Heinz Co.	617	22,520
Kellogg Co.	573	25,034
Kraft Foods, Inc., Class A	3,258	91,387
McCormick & Co., Inc.	303	9,708
Sara Lee Corp.	1,299	13,029

		237,064

Food-Retail — 0.4%
Safeway, Inc.	988	21,173
SUPERVALU, Inc.	499	8,752
The Kroger Co.	1,371	30,848

		60,773

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	1,355	30,203

Forestry — 0.2%
Plum Creek Timber Co., Inc.	402	12,370
Weyerhaeuser Co.	507	13,861

		26,231

Gas-Distribution — 0.3%
CenterPoint Energy, Inc.	839	11,226
NiSource, Inc.	628	6,079
Sempra Energy	588	25,778

		43,083

Gold Mining — 0.2%
Newmont Mining Corp.	971	38,626

Health Care Cost Containment — 0.2%
McKesson Corp.	625	27,625

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	676	5,462

Hotels/Motels — 0.1%
Marriott International, Inc., Class A	678	11,058
Starwood Hotels & Resorts Worldwide, Inc.	478	7,228

		18,286

Human Resources — 0.1%
Monster Worldwide, Inc.†	316	2,910
Robert Half International, Inc.	387	6,560

		9,470

Independent Power Producers — 0.0%
Dynegy, Inc., Class A†	1,292	2,726

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	361	9,400

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	476	23,943
Praxair, Inc.	706	43,955

		67,898

Instruments-Scientific — 0.3%
PerkinElmer, Inc.	310	3,912
Thermo Fisher Scientific, Inc.†	899	32,301
Waters Corp.†	225	8,139

		44,352

Insurance Brokers — 0.3%
AON Corp.	597	22,119
Marsh & McLennan Cos., Inc.	1,100	21,263

		43,382

Insurance-Life/Health — 0.5%
AFLAC, Inc.	1,080	25,067
Lincoln National Corp.	585	8,851
Principal Financial Group, Inc.	591	9,804
Prudential Financial, Inc.	917	23,613
Unum Group	874	12,376

		79,711

Insurance-Multi-line — 0.8%
Allstate Corp.	1,162	25,181
American International Group, Inc.(3)	5,772	7,388
Assurant, Inc.	255	6,732
Cincinnati Financial Corp.	411	9,013
Genworth Financial, Inc., Class A	1,266	2,937
Hartford Financial Services Group, Inc.	646	8,501
Loews Corp.	817	19,935
MetLife, Inc.	1,708	49,071
XL Capital, Ltd., Class A	785	2,277

		131,035

Insurance-Property/Casualty — 0.6%
Chubb Corp.	774	32,957
The Progressive Corp.	1,529	18,577
The Travelers Cos., Inc.	1,268	48,996

		100,530

Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	380	5,122

Internet Security — 0.3%
McAfee, Inc.†	328	10,001
Symantec Corp.†	1,896	29,065
VeriSign, Inc.†	439	8,477

		47,543

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	523	10,539
Franklin Resources, Inc.	327	15,833
Invesco, Ltd.	876	10,328
Janus Capital Group, Inc.	420	2,205
Legg Mason, Inc.	332	5,332
T. Rowe Price Group, Inc.	555	15,307

		59,544

Linen Supply & Related Items — 0.0%
Cintas Corp.	284	6,461

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	1,307	40,321

Machinery-Farming — 0.2%
Deere & Co.	903	31,370

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.	316	$1,738

Machinery-Pumps — 0.0%
Flowserve Corp.	129	6,877

Medical Information Systems — 0.0%
IMS Health, Inc.	427	6,200

Medical Instruments — 0.9%
Boston Scientific Corp.†	3,106	27,550
Intuitive Surgical, Inc.†	88	9,084
Medtronic, Inc.	2,421	81,079
St. Jude Medical, Inc.†	764	27,787

		145,500

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	261	15,451
Quest Diagnostics, Inc.	371	18,309

		33,760

Medical Products — 3.5%
Baxter International, Inc.	1,348	79,060
Becton Dickinson & Co.	523	38,006
Covidien, Ltd.	1,078	41,330
Hospira, Inc.†	360	8,964
Johnson & Johnson	5,928	341,986
Stryker Corp.	561	23,697
Varian Medical Systems, Inc.†	174	6,461
Zimmer Holdings, Inc.†	484	17,618

		557,122

Medical-Biomedical/Gene — 2.3%
Amgen, Inc.†	2,271	124,564
Biogen Idec, Inc.†	623	30,309
Celgene Corp.†	984	52,103
Genzyme Corp.†	577	39,767
Gilead Sciences, Inc.†	1,974	100,220
Life Technologies Corp.†	372	9,471
Millipore Corp.†	103	5,682

		362,116

Medical-Drugs — 5.9%
Abbott Laboratories	3,309	183,451
Allergan, Inc.	661	25,197
Bristol-Myers Squibb Co.	4,250	90,992
Cephalon, Inc.†	132	10,188
Eli Lilly & Co.	1,978	72,830
Forest Laboratories, Inc.†	688	17,228
King Pharmaceuticals, Inc.†	592	5,174
Merck & Co., Inc.	4,598	131,273
Pfizer, Inc.	14,469	210,958
Schering-Plough Corp.	3,489	61,267
Wyeth	2,863	123,023

		931,581

Medical-Generic Drugs — 0.1%
Mylan, Inc.†	659	7,466
Watson Pharmaceuticals, Inc.†	246	6,711

		14,177

Medical-HMO — 1.1%
Aetna, Inc.	1,013	31,403
CIGNA Corp.	590	10,243
Coventry Health Care, Inc.†	318	4,811
Humana, Inc.†	399	15,134
UnitedHealth Group, Inc.	2,613	74,026
WellPoint, Inc.†	1,086	45,015

		180,632

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	379	13,765
Cardinal Health, Inc.	806	30,346

		44,111

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	279	18,121

Metal-Aluminum — 0.1%
Alcoa, Inc.	1,744	13,586

Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	825	20,741

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	535	6,516

Multimedia — 1.4%
News Corp., Class A	4,928	31,490
The McGraw-Hill Cos., Inc.	726	15,965
The Walt Disney Co.	4,028	83,299
Time Warner, Inc.	7,690	71,748
Viacom, Inc., Class B†	1,331	19,632

		222,134

Networking Products — 1.3%
Cisco Systems, Inc.†	12,680	189,819
Juniper Networks, Inc.†	1,186	16,794

		206,613

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	690	17,843
Waste Management, Inc.	1,053	32,843

		50,686

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	349	7,769
Xerox Corp.	2,029	13,472

		21,241

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	236	5,718

Oil & Gas Drilling — 0.2%
ENSCO International, Inc.	311	8,509
Nabors Industries, Ltd.†	662	7,249
Noble Corp.	568	15,421

		31,179

Oil Companies-Exploration & Production — 2.7%
Anadarko Petroleum Corp.	1,006	36,960
Apache Corp.	718	53,850
Cabot Oil & Gas Corp.	216	5,938
Chesapeake Energy Corp.	1,117	17,660
Devon Energy Corp.	949	58,458
EOG Resources, Inc.	561	38,019
EQT Corp.	282	9,653
Noble Energy, Inc.	387	18,936
Occidental Petroleum Corp.	1,753	95,626

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)

Pioneer Natural Resources Co.	270	$3,953
Questar Corp.	225	7,646
Range Resources Corp.	358	12,831
Southwestern Energy Co.†	771	24,402
XTO Energy, Inc.	1,226	45,472

		429,404

Oil Companies-Integrated — 8.7%
Chevron Corp.	4,358	307,326
ConocoPhillips	3,262	155,043
Exxon Mobil Corp.	10,908	834,244
Hess Corp.	607	33,755
Marathon Oil Corp.	1,514	41,226
Murphy Oil Corp.	428	18,909

		1,390,503

Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	508	11,765
National-Oilwell Varco, Inc.†	895	23,664

		35,429

Oil Refining & Marketing — 0.3%
Sunoco, Inc.	284	13,155
Tesoro Corp.	332	5,720
Valero Energy Corp.	1,107	26,701

		45,576

Oil-Field Services — 1.2%
Baker Hughes, Inc.	696	23,191
BJ Services Co.	664	7,304
Halliburton Co.	1,882	32,464
Schlumberger, Ltd.	2,543	103,780
Smith International, Inc.	476	10,805
Weatherford International, Ltd.†	1,534	16,920

		194,464

Paper & Related Products — 0.1%
International Paper Co.	966	8,810
MeadWestvaco Corp.	408	4,749

		13,559

Pharmacy Services — 0.5%
Express Scripts, Inc.†	529	28,439
Medco Health Solutions, Inc.†	1,085	48,749

		77,188

Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	651	2,949

Pipelines — 0.3%
El Paso Corp.	1,586	12,973
Spectra Energy Corp.	1,318	19,124
Williams Cos., Inc.	1,045	14,787

		46,884

Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	506	4,939

Publishing-Newspapers — 0.0%
Gannett Co., Inc.	565	3,260

Quarrying — 0.1%
Vulcan Materials Co.	247	12,217

Real Estate Investment Trusts — 0.8%
Apartment Investment & Management Co., Class A	379	3,369
AvalonBay Communities, Inc.	171	8,860
Boston Properties, Inc.	257	11,128
Equity Residential	581	13,903
HCP, Inc.	527	12,300
Health Care REIT, Inc.	96	3,630
Host Hotels & Resorts, Inc.	1,179	6,343
Kimco Realty Corp.	487	7,003
ProLogis	591	5,916
Public Storage	300	18,561
Simon Property Group, Inc.	451	19,384
Vornado Realty Trust	324	16,463

		126,860

Retail-Apparel/Shoe — 0.2%
Abercrombie & Fitch Co., Class A	169	3,017
Limited Brands, Inc.	613	4,855
Nordstrom, Inc.	396	5,025
The Gap, Inc.	1,014	11,438

		24,335

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	97	12,890

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	609	14,147

Retail-Building Products — 0.9%
Home Depot, Inc.	3,646	78,498
Lowe’s Cos., Inc.	3,147	57,496

		135,994

Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	366	9,069

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	781	21,884
RadioShack Corp.	296	3,392

		25,276

Retail-Discount — 2.1%
Costco Wholesale Corp.	933	42,013
Family Dollar Stores, Inc.	316	8,775
Target Corp.	1,620	50,544
Wal-Mart Stores, Inc.	4,813	226,789

		328,121

Retail-Drug Store — 0.9%
CVS Caremark Corp.	3,080	82,790
Walgreen Co.	2,124	58,219

		141,009

Retail-Jewelry — 0.0%
Tiffany & Co.	285	5,914

Retail-Major Department Stores — 0.2%
J.C. Penney Co., Inc.	501	8,392
Sears Holdings Corp.†	123	5,033
TJX Cos., Inc.	889	17,264

		30,689

Retail-Office Supplies — 0.2%
Staples, Inc.	1,585	25,265

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	653	$23,972
Macy’s, Inc.	950	8,502

		32,474

Retail-Restaurants — 1.2%
Darden Restaurants, Inc.	328	8,600
McDonald’s Corp.	2,414	140,060
Starbucks Corp.†	1,643	15,510
Yum! Brands, Inc.	932	26,674

		190,844

Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	514	3,171

Savings & Loans/Thrifts — 0.2%
Hudson City Bancorp, Inc.	1,172	13,595
People’s United Financial, Inc.	687	11,240

		24,835

Schools — 0.1%
Apollo Group, Inc., Class A†	228	18,573

Semiconductor Components-Integrated Circuits — 0.2%
Analog Devices, Inc.	683	13,646
Linear Technology Corp.	500	11,710

		25,356

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	2,880	26,986
KLA-Tencor Corp.	401	8,036

		35,022

Steel-Producers — 0.2%
AK Steel Holding Corp.	253	2,042
Nucor Corp.	707	28,838
United States Steel Corp.	265	7,958

		38,838

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	238	5,257

Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	3,388	34,253

Telecom Services — 0.1%
Embarq Corp.	336	12,002

Telecommunication Equipment — 0.1%
Harris Corp.	304	13,160
Tellabs, Inc.†	934	3,858

		17,018

Telephone-Integrated — 3.4%
AT&T, Inc.	12,649	311,419
Frontier Communications Corp.	512	4,152
Qwest Communications International, Inc.	3,578	11,521
Sprint Nextel Corp.†	6,126	14,886
Verizon Communications, Inc.	6,113	182,595
Windstream Corp.	1,052	9,132

		533,705

Television — 0.1%
CBS Corp., Class B	1,538	8,797

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Tobacco — 1.7%
Altria Group, Inc.	4,145	68,558
Lorillard, Inc.	393	23,368
Philip Morris International, Inc.	4,319	160,451
Reynolds American, Inc.	386	14,737

		267,114

Tools-Hand Held — 0.1%
Black & Decker Corp.	151	4,365
The Stanley Works	184	5,752

		10,117

Toys — 0.1%
Hasbro, Inc.	249	6,009
Mattel, Inc.	817	11,593

		17,602

Transport-Rail — 0.9%
Burlington Northern Santa Fe Corp.	590	39,087
CSX Corp.	915	26,498
Norfolk Southern Corp.	805	30,880
Union Pacific Corp.	1,092	47,819

		144,284

Transport-Services — 1.0%
C.H. Robinson Worldwide, Inc.	379	17,426
Expeditors International of Washington, Inc.	471	13,099
FedEx Corp.	668	34,028
United Parcel Service, Inc., Class B	2,165	91,991

		156,544

Web Portals/ISP — 1.3%
Google, Inc., Class A†	513	173,666
Yahoo!, Inc.†	2,974	34,885

		208,551

Wireless Equipment — 1.1%
American Tower Corp., Class A†	845	25,637
Motorola, Inc.	4,862	21,539
QUALCOMM, Inc.	3,522	121,685

		168,861

Total Long-Term Investment Securities (cost $23,384,828)		15,394,231

SHORT-TERM INVESTMENT SECURITIES — 0.9%
U.S. Government Treasuries — 0.9%
United States Treasury Bills 0.01% due 06/04/09(4) (cost $149,974)	$150,000	149,864

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 3.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/30/09, to be repurchased 02/02/09 in the amount of $489,000 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.13% due 04/18/11 and having an approximate value of $500,618 (cost $489,000)	$489,000	$489,000

TOTAL INVESTMENTS (cost $24,023,802)(5)	100.8%	16,033,095
Liabilities in excess of other assets	(0.8)	(126,298)

NET ASSETS	100.0%	$15,906,797

†	Non-income producing security
(1)	Illiquid security. At January 31, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security; see Note 2
(3)	Security represents an investment in an affiliated company; see Note 9
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts		Description	Date	Trade Date	January 31, 2009	(Depreciation)

14	Long	S&P 500 E-Mini Futures Index	March 2009	$610,078	$575,750	$(34,328)

See Notes to Financial Statements

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Computers	6.5%
Medical Products	5.6
Diversified Manufacturing Operations	4.4
Medical-Biomedical/Gene	4.3
Oil Companies-Exploration & Production	4.1
Retail-Discount	4.0
Oil Companies-Integrated	3.6
Pharmacy Services	3.3
Beverages-Non-alcoholic	3.2
Aerospace/Defense	2.9
Tobacco	2.7
Networking Products	2.7
Aerospace/Defense-Equipment	2.5
Electronic Components-Semiconductors	2.5
Wireless Equipment	2.4
Schools	2.4
Diversified Banking Institutions	2.1
Banks-Fiduciary	2.0
Retail-Regional Department Stores	1.9
Insurance-Reinsurance	1.9
Medical-Generic Drugs	1.8
Transport-Rail	1.8
Telephone-Integrated	1.7
Applications Software	1.7
Retail-Restaurants	1.7
Multimedia	1.6
Retail-Apparel/Shoe	1.6
Medical-HMO	1.5
Oil Field Machinery & Equipment	1.4
Cable TV	1.3
Time Deposits	1.2
Web Portals/ISP	1.2
Engineering/R&D Services	1.1
Retail-Drug Store	1.1
Agricultural Chemicals	1.0
Optical Supplies	1.0
Electric Products-Misc.	0.9
Distribution/Wholesale	0.9
Investment Management/Advisor Services	0.8
Finance-Other Services	0.8
Oil-Field Services	0.7
Engines-Internal Combustion	0.7
Banks-Super Regional	0.7
Building-Residential/Commercial	0.7
Medical-Drugs	0.6
Commercial Services-Finance	0.6
Cosmetics & Toiletries	0.6
Entertainment Software	0.5
Athletic Footwear	0.5
Telecom Equipment-Fiber Optics	0.4
Electronic Forms	0.4
Semiconductor Equipment	0.4
Food-Misc.	0.3
Semiconductor Components-Integrated Circuits	0.3
Internet Security	0.3
Apparel Manufacturers	0.2
Consumer Products-Misc.	0.2
E-Commerce/Products	0.1
Retail-Building Products	0.1

99.4%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.1%
Aerospace/Defense — 2.9%
Lockheed Martin Corp.	76,700	$6,292,468

Aerospace/Defense-Equipment — 2.5%
United Technologies Corp.	114,800	5,509,252

Agricultural Chemicals — 1.0%
Monsanto Co.	29,200	2,220,952

Apparel Manufacturers — 0.2%
Polo Ralph Lauren Corp.	12,700	521,081

Applications Software — 1.7%
Microsoft Corp.	136,300	2,330,730
Red Hat, Inc.†	58,600	858,490
Salesforce.com, Inc.†	21,300	566,793

		3,756,013

Athletic Footwear — 0.5%
NIKE, Inc., Class B	24,500	1,108,625

Banks-Fiduciary — 2.0%
Northern Trust Corp.	76,700	4,411,784

Banks-Super Regional — 0.7%
Wells Fargo & Co.	81,500	1,540,350

Beverages-Non-alcoholic — 3.2%
PepsiCo, Inc.	42,200	2,119,706
The Coca-Cola Co.	112,800	4,818,816

		6,938,522

Building-Residential/Commercial — 0.7%
Lennar Corp., Class A	97,700	751,313
Pulte Homes, Inc.	66,300	672,945

		1,424,258

Cable TV — 1.3%
Comcast Corp., Class A	88,100	1,290,665
The DIRECTV Group, Inc.†	66,800	1,462,920

		2,753,585

Commercial Services-Finance — 0.6%
Visa, Inc., Class A	25,100	1,238,685

Computers — 6.5%
Apple, Inc.†	40,100	3,614,213
Hewlett-Packard Co.	141,900	4,931,025
International Business Machines Corp.	62,000	5,682,300

		14,227,538

Consumer Products-Misc. — 0.2%
Clorox Co.	8,300	416,245

Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	18,900	1,229,256

Distribution/Wholesale — 0.9%
WW Grainger, Inc.	27,800	2,028,010

Diversified Banking Institutions — 2.1%
Bank of America Corp.	236,446	1,555,815
JPMorgan Chase & Co.	118,400	3,020,384

		4,576,199

Diversified Manufacturing Operations — 4.4%
Danaher Corp.	45,900	2,567,187
General Electric Co.	162,100	1,966,273
Honeywell International, Inc.	157,800	5,177,418

		9,710,878

E-Commerce/Products — 0.1%
Amazon.com, Inc.†	4,500	264,690

Electric Products-Misc. — 0.9%
AMETEK, Inc.	64,700	2,067,812

Electronic Components-Semiconductors — 2.4%
Broadcom Corp., Class A†	86,000	1,363,100
Intel Corp.	246,700	3,182,430
NVIDIA Corp.†	101,100	803,745

		5,349,275

Electronic Forms — 0.4%
Adobe Systems, Inc.†	45,500	878,605

Engineering/R&D Services — 1.1%
Fluor Corp.	64,400	2,505,160

Engines-Internal Combustion — 0.7%
Cummins, Inc.	65,500	1,570,690

Entertainment Software — 0.5%
Activision Blizzard, Inc.†	131,800	1,154,568

Finance-Other Services — 0.8%
CME Group, Inc.	9,420	1,638,232

Food-Misc. — 0.3%
General Mills, Inc.	10,500	621,075

Insurance-Reinsurance — 1.9%
Axis Capital Holdings, Ltd.	166,600	4,041,716

Internet Security — 0.3%
Symantec Corp.†	36,700	562,611

Investment Management/Advisor Services — 0.8%
Franklin Resources, Inc.	36,900	1,786,698

Medical Products — 5.6%
Baxter International, Inc.	84,800	4,973,520
Becton Dickinson & Co.	81,400	5,915,338
Covidien, Ltd.	34,200	1,311,228

		12,200,086

Medical-Biomedical/Gene — 4.3%
Celgene Corp.†	26,400	1,397,880
Genentech, Inc.†	11,700	950,508
Gilead Sciences, Inc.†	137,500	6,980,875

		9,329,263

Medical-Drugs — 0.6%
Bristol-Myers Squibb Co.	59,900	1,282,459

Medical-Generic Drugs — 1.8%
Teva Pharmaceutical Industries, Ltd. ADR	97,000	4,020,650

Medical-HMO — 1.5%
Aetna, Inc.	105,300	3,264,300

Multimedia — 1.6%
The Walt Disney Co.	170,200	3,519,736

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Networking Products — 2.7%
Cisco Systems, Inc.†	321,000	$4,805,370
Juniper Networks, Inc.†	80,000	1,132,800

		5,938,170

Oil Companies-Exploration & Production — 4.1%
Apache Corp.	31,600	2,370,000
EOG Resources, Inc.	20,100	1,362,177
Noble Energy, Inc.	45,600	2,231,208
XTO Energy, Inc.	82,400	3,056,216

		9,019,601

Oil Companies-Integrated — 3.6%
Exxon Mobil Corp.	81,000	6,194,880
Petroleo Brasileiro SA ADR	45,900	1,202,580
Total SA ADR	10,900	542,602

		7,940,062

Oil Field Machinery & Equipment — 1.4%
Cameron International Corp.†	73,700	1,706,892
National-Oilwell Varco, Inc.†	49,400	1,306,136

		3,013,028

Oil-Field Services — 0.7%
Schlumberger, Ltd.	39,600	1,616,076

Optical Supplies — 1.0%
Alcon, Inc.	24,500	2,098,180

Pharmacy Services — 3.3%
Medco Health Solutions, Inc.†	162,600	7,305,618

Retail-Apparel/Shoe — 1.6%
American Eagle Outfitters, Inc.	79,900	719,899
Ross Stores, Inc.	91,200	2,683,104

		3,403,003

Retail-Building Products — 0.1%
Lowe’s Cos., Inc.	11,500	210,105

Retail-Discount — 4.0%
Costco Wholesale Corp.	14,000	630,420
Dollar Tree, Inc.†	14,800	632,108
Wal-Mart Stores, Inc.	158,100	7,449,672

		8,712,200

Retail-Drug Store — 1.1%
CVS Caremark Corp.	85,300	2,292,864

Retail-Regional Department Stores — 1.9%
Kohl’s Corp.†	112,600	4,133,546

Retail-Restaurants — 1.7%
McDonald’s Corp.	62,100	3,603,042

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Schools — 2.4%
Apollo Group, Inc., Class A†	31,400	2,557,844
DeVry, Inc.	18,300	980,514
ITT Educational Services, Inc.†	7,900	967,829
Strayer Education, Inc.	3,200	692,576

		5,198,763

Semiconductor Components-Integrated Circuits — 0.3%
Linear Technology Corp.	25,600	599,552

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	82,000	768,340

Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	93,900	949,329

Telephone-Integrated — 1.7%
Verizon Communications, Inc.	125,800	3,757,646

Tobacco — 2.7%
Altria Group, Inc.	126,700	2,095,618
Philip Morris International, Inc.	103,800	3,856,170

		5,951,788

Transport-Rail — 1.8%
Norfolk Southern Corp.	23,600	905,296
Union Pacific Corp.	67,700	2,964,583

		3,869,879

Web Portals/ISP — 1.2%
Google, Inc., Class A†	8,000	2,708,240

Wireless Equipment — 2.4%
American Tower Corp., Class A†	42,000	1,274,280
QUALCOMM, Inc.	115,500	3,990,525

		5,264,805

Total Long-Term Investment Securities (cost $259,337,043)		214,315,164

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Time Deposits — 1.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/02/09 (cost $2,723,000)	$2,723,000	2,723,000

TOTAL INVESTMENTS (cost $262,060,043)(1)	99.4%	217,038,164
Other assets less liabilities	0.6	1,358,582

NET ASSETS	100.0%	$218,396,746

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	7.7%
Oil Companies-Exploration & Production	5.1
Electronic Components-Semiconductors	3.9
Diversified Manufacturing Operations	3.3
Computers	2.9
Medical-HMO	2.2
Retail-Apparel/Shoe	2.1
Applications Software	2.0
Oil-Field Services	1.9
Multimedia	1.9
Aerospace/Defense	1.9
Telephone-Integrated	1.9
Networking Products	1.6
Medical-Drugs	1.6
Oil Refining & Marketing	1.5
Semiconductor Equipment	1.4
Oil & Gas Drilling	1.4
Banks-Commercial	1.4
Medical Products	1.2
Insurance-Reinsurance	1.2
Steel-Producers	1.1
Human Resources	1.0
Insurance-Property/Casualty	1.0
Internet Security	1.0
Enterprise Software/Service	1.0
Insurance-Multi-line	0.8
Telecom Services	0.8
Diversified Banking Institutions	0.8
Medical-Biomedical/Gene	0.8
Semiconductor Components-Integrated Circuits	0.8
Metal Processors & Fabrication	0.7
Finance-Investment Banker/Broker	0.7
Retail-Restaurants	0.7
Repurchase Agreements	0.7
Food-Retail	0.7
Engineering/R&D Services	0.7
Computers-Memory Devices	0.6
Metal-Copper	0.6
Insurance-Life/Health	0.6
Cosmetics & Toiletries	0.6
Agricultural Chemicals	0.6
Aerospace/Defense-Equipment	0.6
Office Automation & Equipment	0.6
Auto/Truck Parts & Equipment-Original	0.6
Computer Services	0.6
Distribution/Wholesale	0.6
Machinery-General Industrial	0.6
Electronic Components-Misc.	0.5
Tobacco	0.5
Machinery-Construction & Mining	0.5
Transport-Marine	0.5
Chemicals-Specialty	0.5
Commercial Services	0.5
Retail-Discount	0.5
Telecommunication Equipment	0.5
Investment Management/Advisor Services	0.5
Metal-Diversified	0.5
E-Commerce/Services	0.5
Retail-Consumer Electronics	0.5
Computers-Integrated Systems	0.5
Oil Field Machinery & Equipment	0.5
Data Processing/Management	0.5
Electric Products-Misc.	0.5
Wireless Equipment	0.4
Commercial Services-Finance	0.4
Airlines	0.4
Metal-Aluminum	0.4
Engines-Internal Combustion	0.4
Electronic Measurement Instruments	0.4
Containers-Paper/Plastic	0.4
Building-Residential/Commercial	0.4
Cellular Telecom	0.4
Real Estate Investment Trusts	0.4
Paper & Related Products	0.4
Coal	0.3
Internet Infrastructure Software	0.3
Television	0.3
Telecom Equipment-Fiber Optics	0.3
Computer Aided Design	0.3
Apparel Manufacturers	0.3
Banks-Super Regional	0.3
Building & Construction Products-Misc.	0.3
Chemicals-Diversified	0.3
Consulting Services	0.3
Office Furnishings-Original	0.3
Electronic Parts Distribution	0.3
Building-Heavy Construction	0.3
Vitamins & Nutrition Products	0.3
Computers-Periphery Equipment	0.3
Transport-Truck	0.3
Retail-Automobile	0.3
Footwear & Related Apparel	0.3
Beverages-Non-alcoholic	0.2
Machine Tools & Related Products	0.2
Electronic Design Automation	0.2
Rental Auto/Equipment	0.2
E-Marketing/Info	0.2
Web Portals/ISP	0.2
Industrial Automated/Robotic	0.2
Cable TV	0.2
Electronics-Military	0.2
Medical-Hospitals	0.2
Financial Guarantee Insurance	0.2
Machinery-Pumps	0.2
Consumer Products-Misc.	0.2
Electric-Integrated	0.2
Wire & Cable Products	0.2
Internet Application Software	0.2
Printing-Commercial	0.2
Leisure Products	0.2
Schools	0.2
E-Commerce/Products	0.2
Tools-Hand Held	0.2
Building Products-Air & Heating	0.2
Lasers-System/Components	0.2
Audio/Video Products	0.2
Retail-Pawn Shops	0.2
Auto-Heavy Duty Trucks	0.2
Home Furnishings	0.1
Power Converter/Supply Equipment	0.1
Retail-Drug Store	0.1
Coatings/Paint	0.1
Optical Supplies	0.1
Finance-Other Services	0.1

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited) — (continued)

Intimate Apparel	0.1%
Non-Ferrous Metals	0.1
Casino Hotels	0.1
Finance-Consumer Loans	0.1
Garden Products	0.1
Electronic Connectors	0.1
Hotels/Motels	0.1
Finance-Credit Card	0.1
Retail-Catalog Shopping	0.1
Rubber-Tires	0.1
Medical-Outpatient/Home Medical	0.1
Diversified Operations/Commercial Services	0.1
Internet Telephone	0.1
Medical Instruments	0.1
Casino Services	0.1
Retail-Gardening Products	0.1
Machinery-Print Trade	0.1
Retail-Regional Department Stores	0.1
Advertising Sales	0.1
Retail-Office Supplies	0.1
Real Estate Management/Services	0.1
Retail-Bookstores	0.1
Retail-Mail Order	0.1
Transport-Equipment & Leasing	0.1
Building & Construction-Misc.	0.1
Decision Support Software	0.1
Advanced Materials	0.1
Circuit Boards	0.1
Machinery-Electrical	0.1
Medical-Generic Drugs	0.1
Savings & Loans/Thrifts	0.1
Independent Power Producers	0.1
Internet Infrastructure Equipment	0.1
Transport-Services	0.1
Motion Pictures & Services	0.1
Physicians Practice Management	0.1
Food-Wholesale/Distribution	0.1
Instruments-Scientific	0.1
Retail-Convenience Store	0.1
Building-Mobile Home/Manufactured Housing	0.1
Hazardous Waste Disposal	0.1
Medical-Nursing Homes	0.1
Steel Pipe & Tube	0.1
Racetracks	0.1
Alternative Waste Technology	0.1
Instruments-Controls	0.1
Protection/Safety	0.1
Containers-Metal/Glass	0.1
Computer Software	0.1
Resorts/Theme Parks	0.1
Finance-Commercial	0.1
Building Products-Doors & Windows	0.1
Golf	0.1
Finance-Leasing Companies	0.1
Cruise Lines	0.1
Pharmacy Services	0.1
Recreational Vehicles	0.1
Chemicals-Plastics	0.1
Medical Information Systems	0.1
Machinery-Material Handling	0.1
Steel-Specialty	0.1
Real Estate Operations & Development	0.1
Dental Supplies & Equipment	0.1
Retail-Fabric Store	0.1
Gas-Distribution	0.1
E-Services/Consulting	0.1
Identification Systems	0.1
Therapeutics	0.1
Building Products-Wood	0.1
Entertainment Software	0.1
Satellite Telecom	0.1
Insurance Brokers	0.1
Toys	0.1
Diagnostic Kits	0.1
Retail-Sporting Goods	0.1
Food-Misc.	0.1
Gambling (Non-Hotel)	0.1
Machinery-Farming	0.1
Communications Software	0.1
Funeral Services & Related Items	0.1
Research & Development	0.1

99.7%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.0%
Advanced Materials — 0.1%
Ceradyne, Inc.†	3,750	$85,575

Advertising Sales — 0.1%
Clear Channel Outdoor Holdings, Inc., Class A†	5,120	26,522
Lamar Advertising Co., Class A†	7,450	67,124

		93,646

Advertising Services — 0.0%
inVentiv Health, Inc.†	2,510	23,946
Marchex, Inc., Class B	2,210	11,072

		35,018

Aerospace/Defense — 1.9%
Aerovironment, Inc.†	480	17,789
Boeing Co.	8,250	349,057
Cubic Corp.	3,110	84,468
Esterline Technologies Corp.†	2,770	99,969
General Dynamics Corp.	4,600	260,958
Herley Industries, Inc.†	300	3,342
Lockheed Martin Corp.	360	29,534
National Presto Industries, Inc.	420	28,199
Northrop Grumman Corp.	12,550	603,906
Raytheon Co.	2,680	135,662

		1,612,884

Aerospace/Defense-Equipment — 0.6%
Argon ST, Inc.†	510	9,761
BE Aerospace, Inc.†	7,740	74,846
Ducommun, Inc.	2,120	40,153
GenCorp, Inc.†	4,410	12,789
Goodrich Corp.	2,290	88,532
Triumph Group, Inc.	1,630	73,806
United Technologies Corp.	4,810	230,832

		530,719

Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.	1,840	86,480
Terra Industries, Inc.	5,530	113,254
The Mosaic Co.	9,520	339,579

		539,313

Agricultural Operations — 0.0%
Andersons, Inc.	260	4,261
Bunge, Ltd.	310	13,312

		17,573

Airlines — 0.4%
AirTran Holdings, Inc.†	13,180	54,038
Continental Airlines, Inc., Class B†	3,700	49,839
Hawaiian Holdings, Inc.†	3,840	15,629
Republic Airways Holdings, Inc.†	4,150	33,988
Skywest, Inc.	3,780	59,157
UAL Corp.†	8,220	77,597
US Airways Group, Inc.†	13,140	74,504

		364,752

Alternative Waste Technology — 0.1%
Calgon Carbon Corp.†	2,120	26,648
Darling International, Inc.†	9,120	41,861
Rentech, Inc.†	200	138

		68,647

Apparel Manufacturers — 0.3%
American Apparel, Inc.†	640	1,299
Carter’s, Inc.†	980	16,650
Coach, Inc.†	4,240	61,904
Jones Apparel Group, Inc.	11,720	40,551
Maidenform Brands, Inc.†	720	6,444
Oxford Industries, Inc.	2,760	18,382
Polo Ralph Lauren Corp.	1,310	53,749
Quiksilver, Inc.†	23,280	48,888
True Religion Apparel, Inc.†	1,500	17,115
Volcom, Inc.†	450	3,731

		268,713

Appliances — 0.0%
Whirlpool Corp.	500	16,715

Applications Software — 2.0%
American Reprographics Co.†	3,910	23,773
Check Point Software Technologies, Ltd.†	2,720	61,663
Citrix Systems, Inc.†	3,120	65,645
Compuware Corp.†	15,820	102,830
EPIQ Systems, Inc.†	2,320	41,110
Intuit, Inc.†	3,960	89,694
Microsoft Corp.	70,180	1,200,078
Nuance Communications, Inc.†	5,540	54,624
Progress Software Corp.†	1,770	30,196
Quest Software, Inc.†	6,410	79,933

		1,749,546

Athletic Footwear — 0.0%
K-Swiss, Inc., Class A	810	8,683

Audio/Video Products — 0.2%
DTS, Inc.†	1,420	19,312
Harman International Industries, Inc.	6,780	109,090

		128,402

Auto Repair Centers — 0.0%
Monro Muffler Brake, Inc.	320	7,766

Auto-Heavy Duty Trucks — 0.2%
Navistar International Corp.†	1,570	47,681
Oshkosh Corp.	10,860	78,409

		126,090

Auto-Truck Trailers — 0.0%
Wabash National Corp.	3,100	8,742

Auto/Truck Parts & Equipment-Original — 0.6%
American Axle & Manufacturing Holdings, Inc.	5,100	5,559
ArvinMeritor, Inc.	14,280	24,990
Autoliv, Inc.	6,090	111,995
BorgWarner, Inc.	3,880	65,495
Johnson Controls, Inc.	4,100	51,291
Lear Corp.†	8,820	8,026
Modine Manufacturing Co.	2,810	7,699
Superior Industries International, Inc.	1,530	15,713

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Auto/Truck Parts & Equipment-Original (continued)

Tenneco, Inc.†	14,540	$26,754
Titan International, Inc.	7,140	55,406
TRW Automotive Holdings Corp.†	12,990	40,139
WABCO Holdings, Inc.	6,850	102,408

		515,475

Auto/Truck Parts & Equipment-Replacement — 0.0%
ATC Technology Corp.†	1,310	17,096
Commercial Vehicle Group, Inc.†	500	500
Exide Technologies†	4,670	16,952

		34,548

Banks-Commercial — 1.4%
1st Source Corp.	360	6,408
AMCORE Financial, Inc.	230	320
Bancfirst Corp.	140	4,987
Bank Mutual Corp.	2,760	24,371
BankFinancial Corp.	90	867
Capital City Bank Group, Inc.	40	641
Capitol Bancorp, Ltd.	300	1,803
Cascade Bancorp	860	2,012
Cathay General Bancorp	2,360	29,972
Central Pacific Financial Corp.	4,900	32,977
Chemical Financial Corp.	600	13,680
Citizens Republic Bancorp†	1,510	1,736
City Bank	220	693
City Holding Co.	1,140	29,309
CoBiz Financial, Inc.	880	4,180
Colonial BancGroup, Inc.	10,830	8,556
Columbia Banking System, Inc.	950	8,455
Community Bank Systems, Inc.	1,440	25,848
Community Trust Bancorp, Inc.	500	13,985
Corus Bankshares, Inc.	200	222
East West Bancorp, Inc.	6,110	57,984
First Citizens BancShares, Inc., Class A	10	1,399
First Commonwealth Financial Corp.	280	2,685
First Community Bancshares, Inc.	140	2,409
First Financial Bancorp	240	1,949
First Horizon National Corp.	13,003	123,788
First Merchants Corp.	620	9,722
First Midwest Bancorp, Inc.	1,630	16,300
Frontier Financial Corp.	3,510	6,213
Greene County Bancshares, Inc.	755	7,467
Guaranty Bancorp†	880	1,338
Hancock Holding Co.	200	5,474
Hanmi Financial Corp.	730	1,394
IBERIABANK Corp.	410	17,380
Independent Bank Corp.	120	2,225
International Bancshares Corp.	610	11,114
MainSource Financial Group, Inc.	1,110	10,845
National Penn Bancshares, Inc.	3,490	33,783
NBT Bancorp, Inc.	1,270	29,007
Old National Bancorp	1,840	23,423
Oriental Financial Group, Inc.	1,700	8,585
Pacific Capital Bancorp	5,060	53,686
PacWest Bancorp	3,203	54,163
Park National Corp.	310	16,817
Popular, Inc.	17,190	47,100
Provident Bankshares Corp.	6,400	41,088
Regions Financial Corp.	11,600	40,136
Republic Bancorp, Inc., Class A	520	9,360
S&T Bancorp, Inc.	230	5,849
Sandy Spring Bancorp, Inc.	540	7,625
Santander Bancorp	980	8,154
Simmons First National Corp., Class A	540	13,306
Southside Bancshares, Inc.	330	6,277
Southwest Bancorp, Inc.	190	1,991
Sterling Bancorp	1,670	18,403
Sterling Financial Corp.	2,990	5,531
Susquehanna Bancshares, Inc.	4,330	47,630
The South Financial Group, Inc.	8,500	15,980
Tompkins Trustco, Inc.	480	24,072
TriCo Bancshares	120	2,417
TrustCo Bank Corp. NY	1,060	7,102
Trustmark Corp.	690	14,007
UCBH Holdings, Inc.	10,600	24,698
Umpqua Holdings Corp.	2,730	26,754
United Community Banks, Inc.	4,080	21,012
Webster Financial Corp.	4,320	18,058
WesBanco, Inc.	720	14,875
West Coast Bancorp	220	653
Western Alliance Bancorp†	1,610	12,252
Whitney Holding Corp.	390	5,066
Wintrust Financial Corp.	2,080	27,810

		1,177,378

Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	5,500	25,905

Banks-Super Regional — 0.3%
Capital One Financial Corp.	1,100	17,424
US Bancorp	7,400	109,816
Wells Fargo & Co.	6,700	126,630

		253,870

Batteries/Battery Systems — 0.0%
EnerSys†	960	8,746
Greatbatch, Inc.†	710	16,543

		25,289

Beverages-Non-alcoholic — 0.2%
Coca-Cola Bottling Co.	70	3,147
PepsiCo, Inc.	1,080	54,248
The Coca-Cola Co.	3,460	147,811

		205,206

Broadcast Services/Program — 0.0%
Fisher Communications, Inc.	60	915
Liberty Media Corp., Class A†	220	1,208

		2,123

Building & Construction Products-Misc. — 0.3%
Armstrong World Industries, Inc.	3,420	56,703
Drew Industries, Inc.†	3,080	26,550
Gibraltar Industries, Inc.	4,420	45,217
Interline Brands, Inc.†	420	3,360
Louisiana-Pacific Corp.	6,910	14,373
NCI Building Systems, Inc.†	2,690	31,177

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Building & Construction Products-Misc. (continued)

Owens Corning, Inc.†	2,010	$26,813
Trex Co., Inc.†	3,110	45,997

		250,190

Building & Construction-Misc. — 0.1%
Dycom Industries, Inc.†	7,550	51,415
Insituform Technologies, Inc., Class A†	1,710	32,080
Layne Christensen Co.†	400	6,312

		89,807

Building Products-Air & Heating — 0.2%
Aaon, Inc.	2,060	37,327
Comfort Systems USA, Inc.	3,630	37,135
Lennox International, Inc.	2,090	58,750

		133,212

Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	2,810	28,802
Quanex Building Products	3,710	31,498

		60,300

Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	700	3,185

Building Products-Wood — 0.1%
Universal Forest Products, Inc.	2,430	51,030

Building-Heavy Construction — 0.3%
Chicago Bridge & Iron Co.	5,840	65,758
Granite Construction, Inc.	1,970	69,383
Orion Marine Group, Inc.†	70	693
Perini Corp.†	5,130	106,961

		242,795

Building-Maintenance & Services — 0.0%
Integrated Electrical Services, Inc.†	670	5,541

Building-Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	30	735
Champion Enterprises, Inc.†	2,020	929
Palm Harbor Homes, Inc.†	830	2,938
Thor Industries, Inc.	4,410	46,658
Winnebago Industries, Inc.	4,410	24,387

		75,647

Building-Residential/Commercial — 0.4%
Amrep Corp.†	180	4,995
Beazer Homes USA, Inc.†	3,000	3,090
Brookfield Homes Corp.	720	1,793
Centex Corp.	9,000	76,590
Hovnanian Enterprises, Inc., Class A†	14,410	24,353
KB Home	2,600	27,742
Lennar Corp., Class A	12,740	97,970
MDC Holdings, Inc.	580	17,771
M/I Homes, Inc.	2,840	25,106
Meritage Homes Corp.†	4,890	53,888
Ryland Group, Inc.	460	7,176

		340,474

Cable TV — 0.2%
Cablevision Systems Corp., Class A	4,150	66,525
Charter Communications, Inc., Class A†	10,290	926
DISH Network Corp., Class A†	6,900	88,596
Mediacom Communications Corp., Class A†	5,450	29,430

		185,477

Casino Hotels — 0.1%
Ameristar Casinos, Inc.	4,700	42,159
Boyd Gaming Corp.	13,880	66,763

		108,922

Casino Services — 0.1%
Bally Technologies, Inc.†	3,100	62,589
International Game Technology	2,400	25,440
Shuffle Master, Inc.†	2,900	9,831

		97,860

Cellular Telecom — 0.4%
Centennial Communications Corp.†	12,560	102,741
iPCS, Inc.†	1,800	8,928
NII Holdings, Inc.†	3,210	62,274
Syniverse Holdings, Inc.†	5,890	79,868
US Cellular Corp.†	1,400	58,730

		312,541

Chemicals-Diversified — 0.3%
Celanese Corp., Class A	3,790	40,364
E.I. du Pont de Nemours & Co.	1,100	25,256
Innophos Holdings, Inc.	1,180	17,854
Innospec, Inc.	1,990	9,691
NOVA Chemicals Corp.	6,060	10,847
Olin Corp.	4,000	56,200
Rockwood Holdings, Inc.†	5,410	40,629
The Dow Chemical Co.	3,400	39,406
Westlake Chemical Corp.	720	9,842

		250,089

Chemicals-Fibers — 0.0%
Zoltek Cos., Inc.†	3,320	23,506

Chemicals-Other — 0.0%
American Vanguard Corp.	180	2,558

Chemicals-Plastics — 0.1%
A. Schulman, Inc.	2,050	31,057
Landec Corp.†	270	1,485
PolyOne Corp.†	6,390	13,100
Spartech Corp.	3,490	11,063

		56,705

Chemicals-Specialty — 0.5%
Ashland, Inc.	8,154	65,395
Balchem Corp.	310	6,922
Cabot Corp.	670	8,951
Chemtura Corp.	35,390	26,543
Cytec Industries, Inc.	4,190	85,644
Eastman Chemical Co.	1,620	42,039
Ferro Corp.	3,250	12,870
H.B. Fuller Co.	4,540	63,424
Minerals Technologies, Inc.	1,530	57,849
NewMarket Corp.	580	18,270
Quaker Chemical Corp.	1,250	14,263
Stepan Co.	460	16,877
Symyx Technologies, Inc.†	1,080	5,184

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Chemicals-Specialty (continued)

Valhi, Inc.	190	$2,822
Zep, Inc.	2,260	24,837

		451,890

Circuit Boards — 0.1%
Multi-Fineline Electronix, Inc.†	1,810	33,539
Park Electrochemical Corp.	1,810	31,765
TTM Technologies, Inc.†	3,350	20,201

		85,505

Coal — 0.3%
Alpha Natural Resources, Inc.†	1,600	26,112
Foundation Coal Holdings, Inc.	6,360	103,159
International Coal Group, Inc.†	15,770	38,163
Massey Energy Co.	4,680	71,043
Patriot Coal Corp.†	4,280	21,956
Walter Industries, Inc.	1,920	35,405
Westmoreland Coal Co.†	100	915

		296,753

Coatings/Paint — 0.1%
RPM International, Inc.	2,210	27,205
The Sherwin-Williams Co.	620	29,605
Valspar Corp.	3,840	66,624

		123,434

Coffee — 0.0%
Peet’s Coffee & Tea, Inc.†	230	4,674

Collectibles — 0.0%
RC2 Corp.†	1,020	5,926

Commerce — 0.0%
i2 Technologies, Inc.†	100	624

Commercial Services — 0.5%
Arbitron, Inc.	2,390	35,898
Convergys Corp.†	15,450	116,338
CoStar Group, Inc.†	1,710	50,650
DynCorp International, Inc., Class A†	170	2,557
ExlService Holdings, Inc.†	910	7,235
First Advantage Corp., Class A†	900	11,466
Live Nation, Inc.†	2,400	12,552
PHH Corp.†	5,590	61,769
Pre-Paid Legal Services, Inc.†	900	30,258
Steiner Leisure, Ltd.†	1,720	42,880
Team, Inc.†	1,010	19,947
TeleTech Holdings, Inc.†	5,050	40,854
Ticketmaster Entertainment, Inc.†	2,730	16,244

		448,648

Commercial Services-Finance — 0.4%
Advance America Cash Advance Centers, Inc.	100	141
CBIZ, Inc.†	3,280	26,666
Deluxe Corp.	6,580	75,867
Dollar Financial Corp.†	180	1,413
Equifax, Inc.	2,680	66,249
Euronet Worldwide, Inc.†	960	9,648
Global Cash Access Holdings, Inc.†	3,070	8,320
Heartland Payment Systems, Inc.	1,310	11,882
Net 1 UEPS Technologies, Inc.†	6,260	84,072
The Western Union Co.	1,050	14,343
Total Systems Services, Inc.	4,250	53,805
Tree.com, Inc.†	310	1,231
Wright Express Corp.†	1,170	13,642

		367,279

Communications Software — 0.1%
Digi International, Inc.†	1,500	11,400
Seachange International, Inc.†	3,620	21,430
Smith Micro Software, Inc.†	2,140	11,342

		44,172

Computer Aided Design — 0.3%
Ansys, Inc.†	1,790	44,499
Aspen Technology, Inc.†	2,500	16,750
Autodesk, Inc.†	7,240	119,895
MSC.Software Corp.†	1,190	6,926
Parametric Technology Corp.†	9,340	84,060

		272,130

Computer Services — 0.6%
3PAR, Inc.†	1,880	15,961
Affiliated Computer Services, Inc., Class A†	1,360	62,370
CIBER, Inc.†	8,610	37,540
Computer Sciences Corp.†	3,310	121,940
DST Systems, Inc.†	1,480	47,020
Furmanite Corp.†	160	595
iGate Corp.†	2,330	9,530
Insight Enterprises, Inc.†	2,860	14,815
Manhattan Associates, Inc.†	3,170	48,628
Mastech Holdings, Inc.†	26	49
Ness Technologies, Inc.†	1,050	4,168
Perot Systems Corp., Class A†	5,290	68,717
SYKES Enterprises, Inc.†	1,340	22,391
Syntel, Inc.	420	9,051
Unisys Corp.†	29,960	22,470

		485,245

Computer Software — 0.1%
Avid Technology, Inc.†	4,130	41,341
Blackbaud, Inc.	1,930	21,481
Phoenix Technologies, Ltd.†	140	361

		63,183

Computers — 2.9%
Apple, Inc.†	1,470	132,491
Dell, Inc.†	1,710	16,245
Hewlett-Packard Co.	27,740	963,965
International Business Machines Corp.	13,690	1,254,689
Palm, Inc.†	7,420	56,911
Rackable Systems, Inc.†	1,320	5,188
Sun Microsystems, Inc.†	26,040	108,326

		2,537,815

Computers-Integrated Systems — 0.5%
Agilysys, Inc.	320	1,142
Brocade Communications Systems, Inc.†	35,450	135,064
Integral Systems, Inc.†	1,960	21,423
Jack Henry & Associates, Inc.	1,440	25,632
MICROS Systems, Inc.†	3,090	44,496
MTS Systems Corp.	940	24,619

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Computers-Integrated Systems (continued)

NCR Corp.†	8,470	$106,299
Radiant Systems, Inc.†	360	1,246
Teradata Corp.†	3,580	47,005

		406,926

Computers-Memory Devices — 0.6%
Data Domain, Inc.†	3,070	39,971
EMC Corp.†	8,760	96,710
Hutchinson Technology, Inc.†	810	2,568
Imation Corp.	2,820	27,467
NetApp, Inc.†	3,240	48,049
Netezza Corp†	3,940	23,916
SanDisk Corp.†	9,800	112,014
Seagate Technology	16,320	61,853
ESC Seagate Technology†(1)(2)	50,100	0
Silicon Storage Technology, Inc.†	2,650	5,433
STEC, Inc.†	3,280	14,694
Western Digital Corp.†	8,480	124,486
Xyratex, Ltd.†	1,100	1,903

		559,064

Computers-Periphery Equipment — 0.3%
Compellent Technologies, Inc.†	220	2,662
Electronics for Imaging, Inc.†	5,580	49,606
Lexmark International, Inc., Class A†	3,370	79,802
Synaptics, Inc.†	4,390	103,472

		235,542

Consulting Services — 0.3%
CRA International, Inc.†	1,550	32,565
Forrester Research, Inc.†	920	19,209
Gartner, Inc.†	4,330	61,313
Hackett Group, Inc.†	200	562
Hill International, Inc.†	2,190	12,045
ICF International, Inc.†	360	8,543
MAXIMUS, Inc.	460	17,094
The Advisory Board Co.†	330	5,775
The Corporate Executive Board Co.	2,710	54,742
Watson Wyatt Worldwide, Inc., Class A	810	37,665

		249,513

Consumer Products-Misc. — 0.2%
American Greetings Corp., Class A	6,590	28,601
Blyth, Inc.	3,770	12,856
Central Garden and Pet Co., Class A†	3,350	20,100
CSS Industries, Inc.	550	8,344
Helen of Troy, Ltd.†	2,880	30,154
Jarden Corp.†	2,850	29,725
Prestige Brands Holdings, Inc.†	3,430	21,780
WD-40 Co.	460	11,532

		163,092

Containers-Metal/Glass — 0.1%
Owens-Illinois, Inc.†	3,340	63,460

Containers-Paper/Plastic — 0.4%
Packaging Corp. of America	2,760	39,192
Rock-Tenn Co., Class A	2,240	69,821
Sealed Air Corp.	4,470	60,569
Sonoco Products Co.	3,540	81,172
Temple-Inland, Inc.	16,220	91,967

		342,721

Cosmetics & Toiletries — 0.6%
Bare Escentuals, Inc.†	6,090	22,106
Chattem, Inc.†	200	13,520
Elizabeth Arden, Inc.†	1,000	5,830
Inter Parfums, Inc.	1,100	6,644
Procter & Gamble Co.	9,040	492,680
Revlon, Inc., Class A†	70	414

		541,194

Cruise Lines — 0.1%
Carnival Corp.	3,250	59,118

Data Processing/Management — 0.5%
Acxiom Corp.	9,840	93,578
Broadridge Financial Solutions, Inc.	6,500	87,685
Commvault Systems, Inc.†	870	11,545
CSG Systems International, Inc.†	5,210	75,545
Fair Isaac Corp.	5,850	74,295
Fidelity National Information Services, Inc.	230	3,659
Infogroup, Inc.†	1,420	5,240
Pegasystems, Inc.	510	6,921
Schawk, Inc.	1,740	14,164
SEI Investments Co.	1,580	20,018

		392,650

Decision Support Software — 0.1%
DemandTec, Inc.†	330	2,211
SPSS, Inc.†	1,030	26,450
Wind River Systems, Inc.†	7,500	59,775

		88,436

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	5,030	39,637
Sirona Dental Systems, Inc.†	1,130	13,571

		53,208

Diagnostic Kits — 0.1%
Inverness Medical Innovations, Inc.†	1,050	25,694
Quidel Corp.†	1,850	22,755

		48,449

Direct Marketing — 0.0%
Harte-Hanks, Inc.	2,980	18,774

Disposable Medical Products — 0.0%
Merit Medical Systems, Inc.†	1,940	29,857

Distribution/Wholesale — 0.6%
Beacon Roofing Supply, Inc.†	2,770	35,262
BlueLinx Holdings, Inc.†	300	714
Brightpoint, Inc.†	6,780	31,730
Core-Mark Holding Co., Inc.†	100	1,834
FGX International Holdings†	490	6,076
Fossil, Inc.†	4,070	46,968
Houston Wire & Cable Co.	2,580	18,447
Ingram Micro, Inc., Class A†	7,090	86,994
Owens & Minor, Inc.	280	11,136
Pool Corp.	330	5,231
Scansource, Inc.†	630	11,794

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Distribution/Wholesale (continued)

School Specialty, Inc.†	1,150	$18,975
Tech Data Corp.†	2,320	42,015
United Stationers, Inc.†	1,740	48,737
Watsco, Inc.	490	16,195
WESCO International, Inc.†	5,560	102,415

		484,523

Diversified Banking Institutions — 0.8%
Bank of America Corp.	27,850	183,253
JPMorgan Chase & Co.	11,940	304,589
Morgan Stanley	1,000	20,230
The Goldman Sachs Group, Inc.	2,070	167,111

		675,183

Diversified Financial Services — 0.0%
Doral Financial Corp.†	50	256

Diversified Manufacturing Operations — 3.3%
3M Co.	3,440	185,037
A.O. Smith Corp.	2,220	61,006
Actuant Corp., Class A	5,210	85,861
Acuity Brands, Inc.	3,800	102,106
Ameron International Corp.	1,340	66,799
AZZ, Inc.†	1,140	25,536
Barnes Group, Inc.	960	10,848
Blount International, Inc.†	3,770	31,593
Colfax Corp.†	1,340	12,221
Cooper Industries, Ltd., Class A	1,570	42,249
Crane Co.	6,280	109,398
Dover Corp.	4,800	135,744
EnPro Industries, Inc.†	2,860	52,338
Federal Signal Corp.	6,440	43,470
General Electric Co.	49,810	604,195
GenTek, Inc.†	90	1,228
Griffon Corp.†	5,403	53,760
Harsco Corp.	2,660	63,095
Honeywell International, Inc.	3,440	112,866
Illinois Tool Works, Inc.	4,460	145,664
Ingersoll-Rand Co., Ltd., Class A	11,700	189,657
Koppers Holdings, Inc.	1,650	26,730
LSB Industries, Inc.†	1,360	10,037
Lydall, Inc.†	1,400	5,166
Parker Hannifin Corp.	12,110	462,723
Raven Industries, Inc.	1,110	24,209
Standex International Corp.	1,140	17,499
The Brink’s Co.	1,850	48,895
Tredegar Corp.	3,080	50,820
Trinity Industries, Inc.	3,830	44,083

		2,824,833

Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	1,370	54,978
Viad Corp.	2,030	45,127

		100,105

Drug Delivery Systems — 0.0%
Nektar Therapeutics†	1,470	6,042
Noven Pharmaceuticals, Inc.†	2,400	23,832

		29,874

E-Commerce/Products — 0.2%
1-800-FLOWERS.COM, Inc., Class A†	3,750	9,413
Blue Nile, Inc.†	950	19,209
NutriSystem, Inc.	4,350	56,071
Overstock.com, Inc.†	2,450	26,901
Shutterfly, Inc.†	990	6,544
Stamps.com, Inc.†	2,760	22,577

		140,715

E-Commerce/Services — 0.5%
eBay, Inc.†	6,900	82,938
Expedia, Inc.†	8,140	72,690
Global Sources, Ltd.†	1,176	5,033
Liberty Media Corp., Series A†	13,430	42,170
Move, Inc.†	350	592
NetFlix, Inc.†	2,900	104,806
Orbitz Worldwide, Inc.†	2,750	8,250
Priceline.com, Inc.†	1,590	106,673

		423,152

E-Marketing/Info — 0.2%
Digital River, Inc.†	4,290	106,263
ValueClick, Inc.†	13,230	82,688

		188,951

E-Services/Consulting — 0.1%
Perficient, Inc.†	720	2,815
Sapient Corp.†	11,430	48,692

		51,507

Electric Products-Misc. — 0.5%
Emerson Electric Co.	4,090	133,743
GrafTech International, Ltd.†	14,280	114,383
Graham Corp.	600	5,976
Littelfuse, Inc.†	1,630	24,939
Molex, Inc.	8,180	109,366

		388,407

Electric-Integrated — 0.2%
Avista Corp.	2,400	45,696
CH Energy Group, Inc.	1,020	51,592
Integrys Energy Group, Inc.	660	27,555
Pike Electric Corp.†	2,770	31,162
UIL Holdings Corp.	250	6,608

		162,613

Electronic Components-Misc. — 0.5%
AVX Corp.	3,070	27,998
Benchmark Electronics, Inc.†	8,030	94,272
CTS Corp.	3,260	16,756
Daktronics, Inc.	880	7,594
Jabil Circuit, Inc.	11,610	67,570
Methode Electronics, Inc.	5,630	26,011
OSI Systems, Inc.†	770	11,265
Plexus Corp.†	2,430	35,138
Rogers Corp.†	810	19,845
Sanmina-SCI Corp.†	29,640	9,781
Stoneridge, Inc.†	2,200	4,312
Technitrol, Inc.	2,500	5,500
Tyco Electronics, Ltd.	5,260	74,482
Vishay Intertechnology, Inc.†	22,290	65,979

		466,503

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Electronic Components-Semiconductors — 3.9%
Actel Corp.†	2,190	$19,754
Advanced Analogic Technologies, Inc.†	100	301
Advanced Micro Devices, Inc.†	4,080	8,935
Altera Corp.	6,460	99,355
Amkor Technology, Inc.†	24,580	57,026
Applied Micro Circuits Corp.†	10,190	40,760
Broadcom Corp., Class A†	7,660	121,411
Conexant Systems, Inc.†	600	396
Diodes, Inc.†	400	2,592
DSP Group, Inc.†	1,660	10,807
Fairchild Semiconductor International, Inc.†	17,550	79,852
Intel Corp.	65,750	848,175
International Rectifier Corp.†	6,090	82,946
Intersil Corp., Class A	10,700	99,617
IXYS Corp.	1,620	11,097
Lattice Semiconductor Corp.†	17,580	27,073
LSI Corp.†	34,000	108,120
MEMC Electronic Materials, Inc.†	5,410	73,576
Monolithic Power Systems, Inc.†	1,510	18,347
National Semiconductor Corp.	4,980	50,497
Netlogic Microsystems, Inc.†	1,180	25,028
NVIDIA Corp.†	9,790	77,830
OmniVision Technologies, Inc.†	7,950	53,185
ON Semiconductor Corp.†	4,800	20,016
PMC — Sierra, Inc.†	18,580	90,485
QLogic Corp.†	10,630	120,332
Semtech Corp.†	8,290	97,407
Silicon Image, Inc.†	13,080	48,004
Silicon Laboratories, Inc.†	4,160	95,805
Skyworks Solutions, Inc.†	5,120	22,118
Supertex, Inc.†	1,590	36,077
Texas Instruments, Inc.	52,010	777,549
Volterra Semiconductor Corp.†	2,160	15,120
Xilinx, Inc.	4,990	84,081
Zoran Corp.†	5,120	30,413

		3,354,087

Electronic Connectors — 0.1%
Amphenol Corp., Class A	3,980	104,077

Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	19,830	74,957
Mentor Graphics Corp.†	5,730	26,702
Synopsys, Inc.†	5,030	93,055

		194,714

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.†	7,410	133,973
Analogic Corp.	880	22,000
Axsys Technologies, Inc.†	540	23,058
Badger Meter, Inc.	1,020	24,062
Itron, Inc.†	640	41,792
National Instruments Corp.	2,450	52,601
Trimble Navigation, Ltd.†	4,290	63,578
Zygo Corp.†	100	572

		361,636

Electronic Parts Distribution — 0.3%
Arrow Electronics, Inc.†	6,540	124,718
Avnet, Inc.†	6,270	124,271

		248,989

Electronic Security Devices — 0.0%
American Science and Engineering, Inc.	230	17,940
Taser International, Inc.†	4,090	20,736

		38,676

Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	2,300	181,746

Energy-Alternate Sources — 0.0%
FuelCell Energy, Inc.†	1,180	4,555
Headwaters, Inc.†	6,690	30,306
Plug Power, Inc.†	200	180

		35,041

Engineering/R&D Services — 0.7%
EMCOR Group, Inc.†	6,220	128,070
ENGlobal Corp.†	2,220	6,882
Fluor Corp.	5,480	213,172
KBR, Inc.	3,940	55,790
McDermott International, Inc.†	1,690	17,525
Michael Baker Corp.†	1,250	43,700
Stanley, Inc.†	160	4,842
The Shaw Group, Inc.†	4,680	130,104

		600,085

Engines-Internal Combustion — 0.4%
Briggs & Stratton Corp.	3,300	48,807
Cummins, Inc.	13,080	313,658

		362,465

Enterprise Software/Service — 1.0%
Advent Software, Inc.†	1,200	26,196
BMC Software, Inc.†	550	13,932
CA, Inc.	4,090	73,579
Concur Technologies, Inc.†	1,330	32,838
JDA Software Group, Inc.†	4,590	51,408
Lawson Software, Inc.†	2,120	8,946
MicroStrategy, Inc., Class A†	1,220	47,214
Omnicell, Inc.†	2,650	20,696
Open Text Corp.†	2,700	94,581
Oracle Corp.†	19,510	328,353
RightNow Technologies, Inc.†	2,790	16,294
Sybase, Inc.†	4,130	112,790
SYNNEX Corp.†	1,720	26,402
Taleo Corp., Class A†	430	3,625

		856,854

Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.	7,150	50,193

Environmental Monitoring & Detection — 0.0%
Met-Pro Corp.	270	2,959
Mine Safety Appliances Co.	280	5,494

		8,453

Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	6,460	30,427

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Finance-Commercial — 0.1%
CapitalSource, Inc.	700	$2,548
CIT Group, Inc.	20,710	57,781
Newstar Financial, Inc.†	240	710

		61,039

Finance-Consumer Loans — 0.1%
Encore Capital Group, Inc.†	800	4,208
Nelnet, Inc., Class A	2,620	36,209
Ocwen Financial Corp.†	3,910	34,799
Student Loan Corp.	210	9,857
The First Marblehead Corp.†	1,200	1,380
World Acceptance Corp.†	980	18,767

		105,220

Finance-Credit Card — 0.1%
Advanta Corp., Class B	220	172
Discover Financial Services	14,220	101,673

		101,845

Finance-Investment Banker/Broker — 0.7%
E*TRADE Financial Corp.†	29,730	33,892
Interactive Brokers Group, Inc., Class A†	3,990	60,927
Investment Technology Group, Inc.†	1,010	21,897
Jefferies Group, Inc.	60	692
KBW, Inc.†	640	12,019
Knight Capital Group, Inc., Class A†	5,760	103,853
LaBranche & Co., Inc.†	10,510	72,099
Lazard, Ltd., Class A	950	25,175
optionsXpress Holdings, Inc.	790	8,603
Penson Worldwide, Inc.†	1,720	10,286
Piper Jaffray Cos., Inc.†	1,930	55,410
Sanders Morris Harris Group, Inc.	330	1,373
Stifel Financial Corp.†	1,850	64,824
SWS Group, Inc.	4,240	62,116
TD Ameritrade Holding Corp.†	7,730	86,885
Thomas Weisel Partners Group, Inc.†	250	773
TradeStation Group, Inc.†	2,150	11,846

		632,670

Finance-Leasing Companies — 0.1%
Financial Federal Corp.	2,740	59,513

Finance-Other Services — 0.1%
Asset Acceptance Capital Corp.†	400	1,676
BGC Partners, Inc., Class A	1,200	2,892
GFI Group, Inc.	1,430	4,490
MarketAxess Holdings, Inc.†	910	7,025
NYSE Euronext	4,420	97,240

		113,323

Financial Guarantee Insurance — 0.2%
Assured Guaranty, Ltd.	4,130	31,512
MGIC Investment Corp.	24,700	68,172
PMI Group, Inc.	18,300	25,437
Radian Group, Inc.	12,490	40,218

		165,339

Food-Canned — 0.0%
Del Monte Foods Co.	4,150	27,639

Food-Misc. — 0.1%
B&G Foods, Inc., Class A	310	1,438
Diamond Foods, Inc.	1,360	34,925
J & J Snack Foods Corp.	110	3,840
M&F Worldwide Corp.†	520	5,512

		45,715

Food-Retail — 0.7%
Safeway, Inc.	23,700	507,891
SUPERVALU, Inc.	410	7,191
The Kroger Co.	2,560	57,600
Whole Foods Market, Inc.	1,600	16,400
Winn-Dixie Stores, Inc.†	820	11,267

		600,349

Food-Wholesale/Distribution — 0.1%
Fresh Del Monte Produce, Inc.†	330	7,953
Nash Finch Co.	1,170	50,345
Spartan Stores, Inc.	1,000	18,580

		76,878

Footwear & Related Apparel — 0.3%
CROCS, Inc.†	6,470	7,764
Skechers USA, Inc., Class A†	1,500	14,940
Steven Madden, Ltd.†	2,410	41,886
Timberland Co., Class A†	7,020	77,150
Wolverine World Wide, Inc.	4,310	78,183

		219,923

Forestry — 0.0%
Deltic Timber Corp.	570	22,555
Plum Creek Timber Co., Inc.	290	8,923

		31,478

Funeral Services & Related Items — 0.1%
Service Corp. International	6,200	28,210
Stewart Enterprises, Inc., Class A	4,600	15,732

		43,942

Gambling (Non-Hotel) — 0.1%
Dover Downs Gaming & Entertainment, Inc.	130	415
Isle of Capri Casinos, Inc.†	930	2,632
Pinnacle Entertainment, Inc.†	6,200	42,036

		45,083

Garden Products — 0.1%
Toro Co.	3,540	104,819

Gas-Distribution — 0.1%
Laclede Group, Inc.	860	39,036
Southwest Gas Corp.	40	1,030
WGL Holdings, Inc.	380	12,198

		52,264

Golf — 0.1%
Callaway Golf Co.	7,870	59,891

Hazardous Waste Disposal — 0.1%
American Ecology Corp.	1,210	24,139
Clean Harbors, Inc.†	290	15,518
Energy Solutions, Inc.	7,690	34,528

		74,185

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Health Care Cost Containment — 0.0%
Corvel Corp.†	360	$6,350

Heart Monitors — 0.0%
Cardiac Science Corp.†	100	537

Home Furnishings — 0.1%
American Woodmark Corp.	710	10,685
Ethan Allen Interiors, Inc.	1,390	15,832
Furniture Brands International, Inc.	3,700	7,585
Kimball International, Inc., Class B	230	1,585
La-Z-Boy, Inc.	7,300	7,081
Sealy Corp.†	5,470	10,120
Tempur-Pedic International, Inc.	10,330	72,310

		125,198

Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc.†	70	1,687

Hotels/Motels — 0.1%
Marcus Corp.	670	6,921
Morgans Hotel Group Co.†	970	3,541
Orient-Express Hotels, Ltd., Class A	1,620	10,238
Wyndham Worldwide Corp.	13,590	83,307

		104,007

Human Resources — 1.0%
Administaff, Inc.	3,160	66,644
AMN Healthcare Services, Inc.†	1,820	12,376
CDI Corp.	3,900	41,808
Cross Country Healthcare, Inc.†	1,030	7,715
Heidrick & Struggles International, Inc.	2,740	41,648
Hewitt Associates, Inc., Class A†	2,290	64,990
Hudson Highland Group, Inc.†	900	2,214
Kelly Services, Inc., Class A	2,310	20,929
Kenexa Corp.†	2,250	15,277
Kforce, Inc.†	1,810	11,313
Korn/Ferry International†	6,920	65,048
Manpower, Inc.	3,860	109,856
Monster Worldwide, Inc.†	9,910	91,271
MPS Group, Inc.†	13,460	81,433
On Assignment, Inc.†	2,670	12,362
Resources Connection, Inc.†	5,220	75,533
Robert Half International, Inc.	5,760	97,632
Spherion Corp.†	2,690	3,847
TrueBlue, Inc.†	8,030	68,255

		890,151

Identification Systems — 0.1%
Brady Corp., Class A	150	3,138
Cogent, Inc.†	3,350	38,994
L-1 Identity Solutions, Inc.†	1,260	9,135

		51,267

Independent Power Producers — 0.1%
Mirant Corp.†	2,400	41,208
Reliant Energy, Inc.†	7,680	39,091

		80,299

Industrial Audio & Video Products — 0.0%
Dolby Laboratories, Inc., Class A†	570	14,569

Industrial Automated/Robotic — 0.2%
Cognex Corp.	2,020	26,381
Gerber Scientific, Inc.†	400	1,256
Intermec, Inc.†	3,750	46,575
Nordson Corp.	1,550	46,826
Rockwell Automation, Inc.	2,550	66,402

		187,440

Industrial Gases — 0.0%
Air Products & Chemicals, Inc.	200	10,060

Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	250	5,570
Woodward Governor Co.	3,040	62,533

		68,103

Instruments-Scientific — 0.1%
FEI Co.†	130	2,366
Thermo Fisher Scientific, Inc.†	1,140	40,960
Varian, Inc.†	1,170	32,573

		75,899

Insurance Brokers — 0.1%
Brown & Brown, Inc.	2,320	44,382
Life Partners Holdings, Inc.	110	4,180

		48,562

Insurance-Life/Health — 0.6%
American Equity Investment Life Holding Co.	4,870	32,580
Conseco, Inc.†	20,100	46,833
Delphi Financial Group, Inc., Class A	4,130	62,652
FBL Financial Group, Inc., Class A	500	5,155
Lincoln National Corp.	3,110	47,055
Presidential Life Corp.	390	3,771
Protective Life Corp.	9,340	77,335
Prudential Financial, Inc.	5,170	133,128
StanCorp Financial Group, Inc.	2,060	53,189
The Phoenix Cos., Inc.	5,010	8,768
Universal American Corp.†	2,560	25,267
Unum Group	3,400	48,144

		543,877

Insurance-Multi-line — 0.8%
Allstate Corp.	1,200	26,004
American Financial Group, Inc.	4,320	73,354
American National Insurance Co.	60	3,351
Cincinnati Financial Corp.	1,660	36,404
Citizens, Inc.†	940	7,661
CNA Financial Corp.	6,220	72,339
Genworth Financial, Inc., Class A	11,690	27,121
Hanover Insurance Group, Inc.	670	27,081
Hartford Financial Services Group, Inc.	2,100	27,636
HCC Insurance Holdings, Inc.	1,690	39,563
Horace Mann Educators Corp.	5,510	51,518
Loews Corp.	9,460	230,824
Old Republic International Corp.	2,020	20,846
United Fire & Casualty Co.	830	16,641
Unitrin, Inc.	4,230	53,975
XL Capital, Ltd., Class A	5,220	15,138

		729,456

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Property/Casualty — 1.0%
American Physicians Capital, Inc.	690	$29,339
Amerisafe, Inc.†	1,950	36,523
Amtrust Financial Services, Inc.	1,310	10,755
Arch Capital Group, Ltd.†	470	28,270
Chubb Corp.	2,720	115,818
CNA Surety Corp.†	1,530	25,322
EMC Insurance Group, Inc.	90	1,748
Employers Holdings, Inc.	4,230	57,274
First American Corp.	750	16,380
First Mercury Financial Corp.†	370	4,089
FPIC Insurance Group, Inc.†	830	32,312
Harleysville Group, Inc.	1,450	41,238
Infinity Property & Casualty Corp.	1,490	57,216
Meadowbrook Insurance Group, Inc.	1,360	8,255
National Interstate Corp.	30	476
Navigators Group, Inc.†	190	9,755
OneBeacon Insurance Group, Ltd.	1,760	14,872
PMA Capital Corp., Class A†	1,030	5,675
ProAssurance Corp.†	950	44,897
RLI Corp.	820	46,322
Safety Insurance Group, Inc.	1,310	45,876
Selective Insurance Group, Inc.	2,800	42,980
State Auto Financial Corp.	620	13,702
Stewart Information Services Corp.	580	8,607
The Travelers Cos., Inc.	1,050	40,572
United America Indemnity, Ltd. Class A†	550	5,819
W.R. Berkley Corp.	3,810	100,889
Zenith National Insurance Corp.	1,480	41,499

		886,480

Insurance-Reinsurance — 1.2%
Aspen Insurance Holdings, Ltd.	4,070	89,947
Axis Capital Holdings, Ltd.	3,680	89,277
Berkshire Hathaway, Inc., Class B†	122	364,658
Endurance Specialty Holdings, Ltd.	2,320	63,243
IPC Holdings, Ltd.	3,600	92,376
Maiden Holdings, Ltd.	120	546
Max Re Capital, Ltd.	5,250	89,302
Montpelier Re Holdings, Ltd.	880	12,443
Odyssey Re Holdings Corp.	1,530	71,987
PartnerRe, Ltd.	660	43,250
Platinum Underwriters Holdings, Ltd.	2,800	77,868

		994,897

Internet Application Software — 0.2%
Art Technology Group, Inc.†	2,110	3,608
eResearch Technology, Inc.†	2,320	13,433
Interwoven, Inc.†	2,920	46,048
RealNetworks, Inc.†	1,080	3,046
S1 Corp.†	6,620	44,155
Vignette Corp.†	3,680	25,650
Vocus, Inc.†	940	14,344

		150,284

Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc.†	4,700	31,255

Internet Content-Entertainment — 0.0%
Limelight Networks, Inc.†	90	275

Internet Content-Information/News — 0.0%
Loopnet, Inc.†	2,920	18,980
The Knot, Inc.†	1,170	8,049
WebMD Health Corp., Class A†	420	9,845

		36,874

Internet Financial Services — 0.0%
Online Resources Corp.†	70	221
thinkorswim Group, Inc.†	1,000	7,520

		7,741

Internet Incubators — 0.0%
Moduslink Global Solutions, Inc.†	560	1,305

Internet Infrastructure Equipment — 0.1%
Avocent Corp.†	5,540	79,499

Internet Infrastructure Software — 0.3%
Akamai Technologies, Inc.†	3,590	48,393
AsiaInfo Holdings, Inc.†	2,270	19,817
F5 Networks, Inc.†	4,600	101,982
TIBCO Software, Inc.†	21,130	113,046

		283,238

Internet Security — 1.0%
SonicWALL, Inc.†	3,090	10,877
Symantec Corp.†	51,070	782,903
VeriSign, Inc.†	3,640	70,288

		864,068

Internet Telephone — 0.1%
j2 Global Communications, Inc.†	5,090	99,662

Intimate Apparel — 0.1%
The Warnaco Group, Inc.†	4,900	110,936

Investment Companies — 0.0%
Capital Southwest Corp.	10	917

Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	560	22,506
Ameriprise Financial, Inc.	3,130	63,070
BlackRock, Inc.	30	3,264
Cohen & Steers, Inc.	2,220	23,976
Franklin Resources, Inc.	2,100	101,682
GAMCO Investors, Inc., Class A	610	19,056
Janus Capital Group, Inc.	6,420	33,705
Legg Mason, Inc.	2,530	40,632
Pzena Investment Management, Inc., Class A	500	1,320
T. Rowe Price Group, Inc.	3,250	89,635
Virtus Investment Partners, Inc.†	245	1,485
Waddell & Reed Financial, Inc., Class A	2,670	37,700

		438,031

Lasers-System/Components — 0.2%
Coherent, Inc.†	2,230	40,341
Cymer, Inc.†	2,610	53,244
Electro Scientific Industries, Inc.†	1,430	9,038
Newport Corp.†	3,090	16,531
Rofin-Sinar Technologies, Inc.†	710	11,992

		131,146

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Leisure Products — 0.2%
Brunswick Corp.	17,130	$47,621
WMS Industries, Inc.†	4,380	97,324

		144,945

Lighting Products & Systems — 0.0%
Universal Display Corp.†	410	3,128

Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	1,230	22,693
UniFirst Corp.	470	12,333

		35,026

Machine Tools & Related Products — 0.2%
K-Tron International, Inc.†	40	2,868
Kennametal, Inc.	6,640	106,506
Lincoln Electric Holdings, Inc.	2,210	90,986
Thermadyne Hldgs Corp.†	430	1,505

		201,865

Machinery-Construction & Mining — 0.5%
Bucyrus International, Inc.	3,440	53,320
Caterpillar, Inc.	9,680	298,628
Joy Global, Inc.	2,400	49,992
Terex Corp.†	4,800	56,832

		458,772

Machinery-Electrical — 0.1%
Baldor Electric Co.	6,040	84,620

Machinery-Farming — 0.1%
AGCO Corp.†	1,760	37,453
Deere & Co.	210	7,295

		44,748

Machinery-General Industrial — 0.6%
Albany International Corp., Class A	350	3,503
Altra Holdings, Inc.†	1,500	10,545
Applied Industrial Technologies, Inc.	3,810	60,160
Chart Industries, Inc.†	4,590	38,831
DXP Enterprises, Inc.†	730	9,913
Gardner Denver, Inc.†	4,970	108,197
IDEX Corp.	3,710	83,883
Kadant, Inc.†	1,090	10,944
Robbins & Myers, Inc.	4,020	69,506
Sauer-Danfoss, Inc.	2,190	16,513
The Manitowoc Co., Inc.	12,660	69,630
Twin Disc, Inc.	100	657

		482,282

Machinery-Material Handling — 0.1%
Cascade Corp.	430	9,843
Columbus McKinnon Corp.†	2,690	34,217
NACCO, Industries, Inc., Class A	370	11,836

		55,896

Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	5,640	94,921

Machinery-Pumps — 0.2%
Flowserve Corp.	290	15,460
Graco, Inc.	4,840	102,947
Tecumseh Products Co., Class A†	1,740	14,268
The Gorman-Rupp Co.	1,190	30,464

		163,139

Medical Imaging Systems — 0.0%
IRIS International, Inc.†	210	2,092

Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.	2,560	21,555
Computer Programs & Systems, Inc.	920	23,119
IMS Health, Inc.	780	11,326

		56,000

Medical Instruments — 0.1%
AngioDynamics, Inc.†	500	6,800
CONMED Corp.†	770	12,050
CryoLife, Inc.†	1,520	12,525
Kensey Nash Corp.†	1,270	26,251
Medtronic, Inc.	850	28,466
Natus Medical, Inc.†	1,230	9,520
Stereotaxis, Inc.†	270	689
Symmetry Medical, Inc.†	480	3,288

		99,589

Medical Labs & Testing Services — 0.0%
Life Sciences Research, Inc.†	360	2,376

Medical Laser Systems — 0.0%
Palomar Medical Technologies, Inc.†	1,050	9,293

Medical Products — 1.2%
Cyberonics, Inc.†	2,000	30,780
Exactech, Inc.†	850	10,829
Hanger Orthopedic Group, Inc.†	2,350	32,077
Invacare Corp.	610	11,627
Johnson & Johnson	14,080	812,275
Luminex Corp.†	490	9,981
Orthofix International NV†	780	12,449
Synovis Life Technologies, Inc.†	640	10,426
Varian Medical Systems, Inc.†	300	11,139
Vnus Medical Technologies, Inc.†	980	15,690
Zimmer Holdings, Inc.†	2,800	101,920
Zoll Medical Corp.†	1,150	18,411

		1,077,604

Medical Sterilization Products — 0.0%
STERIS Corp.	530	14,098

Medical-Biomedical/Gene — 0.8%
Amgen, Inc.†	5,500	301,675
BioMimetic Therapeutics, Inc.†	100	807
Celldex Therapeutics, Inc.†	100	743
Cubist Pharmaceuticals, Inc.†	1,710	36,611
Dendreon Corp.†	2,480	8,358
Emergent Biosolutions, Inc.†	1,640	35,965
Enzon Pharmaceuticals, Inc.†	3,990	25,975
Facet Biotech Corp.†	2,186	13,291
Geron Corp.†	1,520	11,917
GTx, Inc.†	780	8,611
Human Genome Sciences, Inc.†	9,430	17,068
Incyte Corp.†	4,060	11,896
Life Technologies Corp.†	2,766	70,422
Ligand Pharmaceuticals, Inc. Class B†	480	1,018

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Medical-Biomedical/Gene (continued)

Martek Biosciences Corp.	1,260	$33,327
Momenta Pharmaceuticals, Inc.†	1,810	19,602
PDL BioPharma, Inc.	10,920	70,106
Seattle Genetics, Inc.†	20	202

		667,594

Medical-Drugs — 1.6%
Abbott Laboratories	1,230	68,191
Array Biopharma, Inc.†	160	640
Eli Lilly & Co.	6,860	252,585
Endo Pharmaceuticals Holdings, Inc.†	4,400	98,868
Forest Laboratories, Inc.†	4,230	105,919
Indevus Pharmaceuticals, Inc.†	1,710	9,097
K-V Pharmaceutical Co., Class A†	1,000	650
King Pharmaceuticals, Inc.†	12,850	112,309
Medicis Pharmaceutical Corp., Class A	7,190	100,157
Medivation, Inc.†	210	3,938
Pain Therapeutics, Inc.†	960	6,374
Pfizer, Inc.	33,800	492,804
PharMerica Corp.†	2,950	48,498
Pozen, Inc.†	500	3,590
Progenics Pharmaceuticals, Inc.†	1,150	8,384
Salix Pharmaceuticals, Ltd.†	1,000	8,000
Savient Pharmaceuticals, Inc.†	2,700	14,958
Sepracor, Inc.†	1,300	19,760
Vivus, Inc.†	600	2,946

		1,357,668

Medical-Generic Drugs — 0.1%
Watson Pharmaceuticals, Inc.†	3,080	84,022

Medical-HMO — 2.2%
Aetna, Inc.	19,180	594,580
AMERIGROUP Corp.†	3,840	107,405
Centene Corp.†	5,260	93,260
CIGNA Corp.	5,370	93,223
Coventry Health Care, Inc.†	2,520	38,128
Health Net, Inc.†	9,620	140,741
Healthspring, Inc.†	4,160	72,467
Molina Healthcare, Inc.†	2,280	39,991
UnitedHealth Group, Inc.	300	8,499
WellCare Health Plans, Inc.†	3,650	53,947
WellPoint, Inc.†	15,230	631,283

		1,873,524

Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	1,260	23,487
Health Management Associates, Inc., Class A†	15,280	24,295
LifePoint Hospitals, Inc.†	4,350	98,049
MedCath Corp.†	990	6,227
Universal Health Services, Inc., Class B	440	16,654

		168,712

Medical-Nursing Homes — 0.1%
Assisted Living Concepts, Inc. Class A†	330	1,310
Ensign Group Inc.	500	8,230
Kindred Healthcare, Inc.†	4,460	60,522
National Healthcare Corp.	30	1,365
Skilled Healthcare Group, Inc., Class A†	300	2,499

		73,926

Medical-Outpatient/Home Medical — 0.1%
Almost Family, Inc.†	300	9,252
Gentiva Health Services, Inc.†	880	22,246
Lincare Holdings, Inc.†	1,640	39,442
Odyssey HealthCare, Inc.†	2,080	20,634
Res-Care, Inc.†	630	8,536

		100,110

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc.	600	22,590

Metal Processors & Fabrication — 0.7%
Ampco-Pittsburgh Corp.	1,750	32,358
CIRCOR International, Inc.	2,630	58,517
Commercial Metals Co.	6,180	71,070
Dynamic Materials Corp.	720	8,741
Haynes International, Inc.†	2,040	37,271
Ladish Co,. Inc.†	890	10,119
LB Foster Co., Class A†	940	24,807
Mueller Industries, Inc.	3,210	64,585
NN, Inc.	1,100	1,870
Precision Castparts Corp.	2,180	141,591
Sun Hydraulics Corp.	1,280	19,712
Timken Co.	7,690	114,504
Worthington Industries, Inc.	5,370	54,022

		639,167

Metal Products-Distribution — 0.0%
A.M. Castle & Co.	2,600	21,996

Metal-Aluminum — 0.4%
Alcoa, Inc.	41,300	321,727
Century Aluminum Co.†	6,400	22,720
Kaiser Aluminum Corp.	740	18,382

		362,829

Metal-Copper — 0.6%
Southern Copper Corp.	39,860	555,648

Metal-Diversified — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	17,280	434,419

Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	320	7,414

Miscellaneous Manufacturing — 0.0%
American Railcar Industries, Inc.	180	1,510
John Bean Technologies Corp.	1,539	14,928
Movado Group, Inc.	630	4,839

		21,277

Motion Pictures & Services — 0.1%
Ascent Media Corp., Class A†	580	15,126
DreamWorks Animation SKG, Inc., Class A†	2,830	62,119

		77,245

MRI/Medical Diagnostic Imaging — 0.0%
Alliance Imaging, Inc.†	1,540	13,644

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,440	$13,666

Multimedia — 1.9%
E.W. Scripps Co., Class A	3,600	5,796
Entravision Communications Corp., Class A†	910	764
FactSet Research Systems, Inc.	1,320	52,536
Journal Communications, Inc., Class A	900	1,611
Liberty Media Corp. — Entertainment, Series A†	2,870	52,664
Media General, Inc., Class A	1,800	3,510
Meredith Corp.	5,190	82,884
News Corp., Class A	34,900	223,011
The McGraw-Hill Cos., Inc.	4,720	103,793
The Walt Disney Co.	9,520	196,874
Time Warner, Inc.	90,800	847,164
Viacom, Inc., Class B†	3,530	52,068

		1,622,675

Music — 0.0%
Steinway Musical Instruments, Inc.†	500	5,780
Warner Music Group Corp.†	6,650	13,633

		19,413

Networking Products — 1.6%
3Com Corp.†	30,810	71,787
Acme Packet, Inc.†	1,890	8,316
Adaptec, Inc.†	8,720	24,329
Anixter International, Inc.†	3,060	82,559
Atheros Communications, Inc.†	4,750	57,047
BigBand Networks, Inc.†	1,910	9,646
Black Box Corp.	600	13,098
Cisco Systems, Inc.†	63,000	943,110
Extreme Networks, Inc.†	1,118	1,979
Ixia†	3,700	19,684
Netgear, Inc.†	2,050	22,796
Parkervision, Inc.†	1,300	2,327
Polycom, Inc.†	4,710	66,175
Starent Networks Corp.†	2,410	35,427
Switch & Data Facilities Co., Inc.†	910	6,261

		1,364,541

Non-Ferrous Metals — 0.1%
Brush Engineered Materials, Inc.†	3,790	47,602
RTI International Metals, Inc.†	4,640	61,759

		109,361

Non-Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc., Class A†	800	2,208
Waste Services, Inc.†	980	4,969

		7,177

Office Automation & Equipment — 0.6%
Pitney Bowes, Inc.	3,520	78,355
Xerox Corp.	66,640	442,490

		520,845

Office Furnishings-Original — 0.3%
Herman Miller, Inc.	6,300	69,237
HNI Corp.	5,500	72,655
Interface, Inc. Class A	8,280	33,782
Knoll, Inc.	3,550	24,211
Steelcase, Inc., Class A	11,470	49,551

		249,436

Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	3,710	7,123
The Standard Register Co.	2,920	21,229

		28,352

Oil & Gas Drilling — 1.4%
Bronco Drilling Co., Inc.†	1,300	6,864
Diamond Offshore Drilling, Inc.	700	43,932
ENSCO International, Inc.	2,500	68,400
Helmerich & Payne, Inc.	1,810	40,653
Hercules Offshore, Inc.†	8,300	30,876
Nabors Industries, Ltd.†	4,890	53,546
Noble Corp.	19,530	530,239
Parker Drilling Co.†	16,130	34,196
Patterson-UTI Energy, Inc.	7,250	69,310
Pioneer Drilling Co.†	2,020	10,039
Precision Drilling Trust	1,598	7,942
Pride International, Inc.†	3,300	53,196
Transocean, Ltd.†	3,320	181,338
Unit Corp.†	3,480	86,791

		1,217,322

Oil Companies-Exploration & Production — 5.1%
Abraxas Petroleum Corp.†	2,000	2,180
Anadarko Petroleum Corp.	19,810	727,819
Apache Corp.	12,310	923,250
Arena Resources, Inc.†	750	18,270
ATP Oil & Gas Corp.†	6,660	29,770
Berry Petroleum Co., Class A	7,630	56,157
Bill Barrett Corp.†	3,860	85,345
BPZ Energy, Inc.†	250	1,440
Brigham Exploration Co.†	2,600	6,500
Callon Petroleum Co.†	2,000	4,220
Carrizo Oil & Gas, Inc.†	3,120	43,243
Chesapeake Energy Corp.	140	2,213
Cimarex Energy Co.	2,270	56,387
Clayton Williams Energy, Inc.†	230	9,154
Contango Oil & Gas Co.†	180	8,028
Delta Petroleum Corp.†	1,430	6,206
Denbury Resources, Inc.†	7,070	86,537
Devon Energy Corp.	3,430	211,288
Encore Acquisition Co.†	2,730	74,201
Energy Partners, Ltd.†	3,360	3,898
Gasco Energy, Inc.†	2,600	1,092
Georesources Inc.†	900	6,462
Gulfport Energy Corp.†	910	3,485
Harvest Natural Resources, Inc.†	700	2,800
Mariner Energy, Inc.†	9,810	97,119
McMoRan Exploration Co.†	3,620	24,218
Meridian Resource Corp.†	2,800	868
Noble Energy, Inc.	8,080	395,354
Occidental Petroleum Corp.	14,540	793,157
Penn Virginia Corp.	350	7,210
Petroquest Energy, Inc.†	7,170	45,386
Pioneer Natural Resources Co.	1,460	21,374
Plains Exploration & Production Co.†	4,290	90,605

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)

Quicksilver Resources, Inc.†	5,750	$39,848
Rosetta Resources, Inc.†	8,440	51,231
SandRidge Energy, Inc.†	6,000	39,960
St. Mary Land & Exploration Co.	1,550	29,993
Stone Energy Corp.†	6,649	57,049
Swift Energy Co.†	3,720	56,990
Vaalco Energy, Inc.†	1,110	8,336
W&T Offshore, Inc.	6,170	77,557
Whiting Petroleum Corp.†	810	23,490
XTO Energy, Inc.	4,300	159,487

		4,389,177

Oil Companies-Integrated — 7.7%
Chevron Corp.	18,320	1,291,926
ConocoPhillips	18,990	902,595
Delek US Holdings, Inc.	2,830	19,669
Exxon Mobil Corp.	37,790	2,890,179
Hess Corp.	13,070	726,823
Marathon Oil Corp.	17,000	462,910
Murphy Oil Corp.	8,140	359,625

		6,653,727

Oil Field Machinery & Equipment — 0.5%
Complete Production Services, Inc.†	8,920	57,177
Dresser-Rand Group, Inc.†	5,640	109,867
Dril-Quip, Inc.†	1,190	29,155
Gulf Island Fabrication, Inc.	2,310	29,083
Lufkin Industries, Inc.	270	9,437
NATCO Group, Inc., Class A†	600	10,278
National-Oilwell Varco, Inc.†	5,550	146,742
Natural Gas Services Group, Inc.†	900	7,695

		399,434

Oil Refining & Marketing — 1.5%
Alon USA Energy, Inc.	1,550	18,290
CVR Energy, Inc.†	5,740	29,331
Frontier Oil Corp.	9,360	133,661
Holly Corp.	4,660	108,904
Sunoco, Inc.	2,290	106,073
Tesoro Corp.	8,700	149,901
Valero Energy Corp.	28,040	676,325
Western Refining, Inc.	5,600	65,296

		1,287,781

Oil-Field Services — 1.9%
Allis-Chalmers Energy, Inc.†	3,920	14,112
Baker Hughes, Inc.	5,890	196,255
Basic Energy Services, Inc.†	4,770	45,792
BJ Services Co.	5,030	55,330
Exterran Holdings, Inc.†	4,040	89,526
Global Industries, Ltd.†	9,360	32,292
Halliburton Co.	10,020	172,845
Helix Energy Solutions Group, Inc.†	9,940	51,191
Hornbeck Offshore Services, Inc.†	1,500	26,610
Key Energy Services, Inc.†	14,930	50,911
Matrix Service Co.†	3,200	16,928
Newpark Resources, Inc.†	4,820	20,292
North American Energy Partners, Inc.†	1,400	2,898
Oceaneering International, Inc.†	4,350	149,901
Oil States International, Inc.†	5,590	102,353
Schlumberger, Ltd.	5,970	243,636
SEACOR Holdings, Inc.†	1,660	107,967
Smith International, Inc.	410	9,307
Superior Energy Services, Inc.†	3,850	59,983
TETRA Technologies, Inc.†	10,010	51,952
Union Drilling, Inc.†	1,920	8,794
Weatherford International, Ltd.†	12,370	136,441
Willbros Group, Inc.†	2,710	26,395

		1,671,711

Optical Supplies — 0.1%
Advanced Medical Optics, Inc.†	5,220	114,683

Paper & Related Products — 0.4%
Buckeye Technologies, Inc.†	3,500	10,220
Clearwater Paper Corp.†	111	1,256
Domtar Corp.†	43,420	64,696
Glatfelter	4,040	35,188
International Paper Co.	7,960	72,595
MeadWestvaco Corp.	2,480	28,867
Mercer International, Inc.†	700	896
Neenah Paper, Inc.	690	4,644
Potlatch Corp.	390	9,824
Schweitzer-Mauduit International, Inc.	860	18,404
Verso Paper Corp.	200	134
Wausau Paper Corp.	5,490	52,210
Xerium Technologies, Inc.†	3,820	1,872

		300,806

Patient Monitoring Equipment — 0.0%
Somanetics Corp.†	1,790	26,206

Pharmacy Services — 0.1%
Catalyst Health Solutions, Inc.†	2,020	44,480
Omnicare, Inc.	500	13,980

		58,460

Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	1,470	6,659

Physical Therapy/Rehabilitation Centers — 0.0%
RehabCare Group, Inc.†	2,660	37,107

Physicians Practice Management — 0.1%
Healthways, Inc.†	3,410	47,126
MEDNAX, Inc.†	890	29,877

		77,003

Pipelines — 0.0%
Crosstex Energy, Inc.	570	1,892
Enbridge Energy Management LLC†	134	4,091

		5,983

Platinum — 0.0%
Stillwater Mining Co.†	2,690	11,164

Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	5,780	51,905
C&D Technologies, Inc.†	1,400	4,172
Hubbell, Inc., Class B	1,580	48,980
Powell Industries, Inc.†	680	16,238
Vicor Corp.	770	3,634

		124,929

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Printing-Commercial — 0.2%
Bowne & Co., Inc.	1,022	$2,862
Cenveo, Inc.†	4,930	19,474
Consolidated Graphics, Inc.†	1,240	19,976
R.R. Donnelley & Sons Co.	8,220	80,227
Valassis Communications, Inc.†	600	768
VistaPrint, Ltd.†	1,100	25,190

		148,497

Private Corrections — 0.0%
Cornell Cos., Inc.†	940	14,344

Protection/Safety — 0.1%
Brinks Home Security Holdings, Inc.†	1,030	23,556
Landauer, Inc.	590	40,462

		64,018

Publishing-Books — 0.0%
Courier Corp.	220	3,456
Scholastic Corp.	2,620	28,558

		32,014

Publishing-Newspapers — 0.0%
Gannett Co., Inc.	5,620	32,427
McClatchy Co., Class A	3,960	2,614

		35,041

Racetracks — 0.1%
Churchill Downs, Inc.	80	2,761
International Speedway Corp., Class A	1,450	33,756
Speedway Motorsports, Inc.	2,430	35,089

		71,606

Radio — 0.0%
Cox Radio, Inc., Class A†	3,420	17,271
Entercom Communications Corp., Class A	1,100	1,287

		18,558

Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc.	350	20,769
Apartment Investment & Management Co., Class A	344	3,058
BioMed Realty Trust, Inc.	1,700	18,768
Boston Properties, Inc.	160	6,928
BRE Properties, Inc.	150	3,808
Corporate Office Properties Trust	170	4,485
Developers Diversified Realty Corp.	510	2,448
Digital Realty Trust, Inc.	380	12,122
Duke Realty Corp.	390	3,592
Entertainment Properties Trust	150	3,398
Equity Residential	300	7,179
Essex Property Trust, Inc.	100	6,605
Federal Realty Investment Trust	160	8,101
HCP, Inc.	380	8,869
Health Care REIT, Inc.	200	7,562
Highwoods Properties, Inc.	400	9,024
Home Properties, Inc.	130	4,666
Kimco Realty Corp.	490	7,046
Liberty Property Trust	400	8,000
Mack-Cali Realty Corp.	200	4,064
National Health Investors, Inc.	200	5,210
National Retail Properties, Inc.	1,100	15,873
Nationwide Health Properties, Inc.	390	9,957
Omega Healthcare Investors, Inc.	680	9,948
ProLogis	1,000	10,010
Public Storage	100	6,187
Regency Centers Corp.	270	9,531
Senior Housing Properties Trust	700	11,326
Simon Property Group, Inc.	150	6,447
SL Green Realty Corp.	1,500	23,565
Tanger Factory Outlet Centers, Inc.	150	4,545
Taubman Centers, Inc.	150	2,978
The Macerich Co.	300	4,422
UDR, Inc.	648	7,601
Ventas, Inc.	300	8,361
Vornado Realty Trust	150	7,621
Washington Real Estate Investment Trust	190	4,524
Weingarten Realty Investors, Inc.	250	4,047

		302,645

Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	4,400	15,840
Jones Lang LaSalle, Inc.	3,240	76,496

		92,336

Real Estate Operations & Development — 0.1%
Avatar Holdings, Inc.†	250	6,488
Consolidated-Tomoka Land Co.	20	581
Forest City Enterprises, Inc., Class A	6,500	43,940
Forestar Real Estate Group, Inc.†	140	1,561
Hilltop Holdings, Inc.†	180	1,800

		54,370

Recreational Centers — 0.0%
Life Time Fitness, Inc.†	2,390	35,396
Town Sports International Holdings, Inc.†	400	792

		36,188

Recreational Vehicles — 0.1%
Polaris Industries, Inc.	2,730	58,067

Rental Auto/Equipment — 0.2%
Avis Budget Group, Inc.†	9,090	6,272
H&E Equipment Services, Inc.†	1,740	11,606
Hertz Global Holdings, Inc.†	3,050	15,433
McGrath RentCorp.	200	4,194
Rent-A-Center, Inc.†	5,750	85,387
RSC Holdings, Inc.†	2,500	17,750
United Rentals, Inc.†	9,607	53,607

		194,249

Research & Development — 0.1%
Albany Molecular Research, Inc.†	1,660	14,226
Exponent, Inc.†	1,080	26,482

		40,708

Resort/Theme Parks — 0.1%
Vail Resorts, Inc.†	2,680	62,498

Retail-Apparel/Shoe — 2.1%
Abercrombie & Fitch Co., Class A	3,070	54,799
Aeropostale, Inc.†	5,930	125,182
American Eagle Outfitters, Inc.	10,280	92,623

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Retail-Apparel/Shoe (continued)

AnnTaylor Stores Corp.†	13,420	$66,026
Bebe Stores, Inc.	4,290	24,239
Brown Shoe Co., Inc.	8,150	38,224
Cato Corp., Class A	2,950	39,028
Charlotte Russe Holding, Inc.†	2,540	13,081
Charming Shoppes, Inc.†	5,890	6,361
Chico’s FAS, Inc.†	19,700	78,012
Christopher & Banks Corp.	3,760	14,589
Collective Brands, Inc.†	1,200	12,804
Dress Barn, Inc.†	6,200	53,444
DSW, Inc., Class A†	1,840	18,363
Foot Locker, Inc.	5,010	36,874
Genesco, Inc.†	2,470	38,038
Guess?, Inc.	2,510	40,386
Gymboree Corp.†	1,920	47,040
Hot Topic, Inc.†	6,430	54,912
J Crew Group, Inc.†	1,940	19,400
Kenneth Cole Productions, Inc. Class A	800	5,112
Limited Brands, Inc.	12,030	95,278
Liz Claiborne, Inc.	21,420	47,124
New York & Co., Inc.†	3,300	6,534
Nordstrom, Inc.	4,040	51,268
Pacific Sunwear of California, Inc.†	11,580	14,475
Phillips-Van Heusen Corp.	5,690	108,224
Ross Stores, Inc.	1,170	34,421
Stage Stores, Inc.	5,940	42,471
Talbots, Inc.	6,840	13,885
The Buckle, Inc.	3,670	77,620
The Children’s Place Retail Stores, Inc.†	4,240	79,754
The Finish Line, Inc., Class A	7,870	37,383
The Gap, Inc.	23,950	270,156
The Men’s Wearhouse, Inc.	6,320	73,628
Tween Brands, Inc.†	4,450	11,971
Wet Seal, Inc., Class A†	6,990	18,244

		1,860,973

Retail-Appliances — 0.0%
Conn’s, Inc.†	880	10,701
hhgregg, Inc.†	140	1,134

		11,835

Retail-Auto Parts — 0.0%
PEP Boys-Manny Moe & Jack	6,580	19,016

Retail-Automobile — 0.3%
America’s Car-Mart, Inc.†	600	5,454
Asbury Automotive Group, Inc.	3,170	11,349
AutoNation, Inc.†	7,040	65,331
Copart, Inc.†	1,250	30,112
Group 1 Automotive, Inc.	4,640	46,261
Penske Auto Group, Inc.	3,710	27,528
Rush Enterprises, Inc., Class A†	3,700	33,670
Sonic Automotive, Inc., Class A	5,540	11,246

		230,951

Retail-Bookstores — 0.1%
Barnes & Noble, Inc.	5,470	89,817
Borders Group, Inc.†	4,690	2,064

		91,881

Retail-Building Products — 0.0%
Lumber Liquidators, Inc.†	720	6,386

Retail-Catalog Shopping — 0.1%
Coldwater Creek, Inc.†	10,860	30,625
MSC Industrial Direct Co., Inc., Class A	2,040	69,891

		100,516

Retail-Computer Equipment — 0.0%
PC Connection, Inc.†	500	2,445
Systemax, Inc.	2,320	23,502

		25,947

Retail-Consumer Electronics — 0.5%
Best Buy Co., Inc.	12,100	339,042
RadioShack Corp.	6,100	69,906

		408,948

Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	940	19,975
The Pantry, Inc.†	3,360	55,877

		75,852

Retail-Discount — 0.5%
Big Lots, Inc.†	8,780	118,091
Citi Trends, Inc.†	3,070	29,257
Fred’s, Inc.	6,370	65,356
HSN, Inc.†	2,140	10,165
Wal-Mart Stores, Inc.	4,720	222,407

		445,276

Retail-Drug Store — 0.1%
CVS Caremark Corp.	4,610	123,917

Retail-Fabric Store — 0.1%
Jo-Ann Stores, Inc.†	4,120	52,612

Retail-Gardening Products — 0.1%
Tractor Supply Co.†	2,850	96,073

Retail-Hair Salons — 0.0%
Regis Corp.	2,830	31,838

Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	3,400	27,268

Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	870	6,125
Zale Corp.†	5,910	7,328

		13,453

Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	11,580	91,714

Retail-Office Supplies — 0.1%
Office Depot, Inc.†	27,180	58,709
OfficeMax, Inc.	6,160	33,941

		92,650

Retail-Pawn Shops — 0.2%
Cash America International, Inc.	3,050	55,754
Ezcorp, Inc., Class A†	2,160	29,311
First Cash Financial Services, Inc.†	2,450	41,209

		126,274

Retail-Perfume & Cosmetics — 0.0%
Sally Beauty Holdings Inc.†	6,860	32,448

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.†	1,830	$26,425

Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	12,770	55,550
Kohl’s Corp.†	1,040	38,178
Retail Ventures, Inc.†	100	239

		93,967

Retail-Restaurants — 0.7%
BJ’s Restaurants, Inc.†	1,280	14,208
Bob Evans Farms, Inc.	3,410	59,880
Brinker International, Inc.	10,290	112,881
California Pizza Kitchen, Inc.†	3,340	34,602
CEC Entertainment, Inc.†	3,280	76,555
Chipotle Mexican Grill, Inc., Class B†	100	4,552
CKE Restaurants, Inc.	3,500	29,050
Cracker Barrel Old Country Store, Inc.	2,720	47,791
Denny’s Corp.†	9,760	16,787
DineEquity, Inc.	2,920	25,813
Domino’s Pizza, Inc.†	360	2,408
Jack in the Box, Inc.†	2,730	61,671
Krispy Kreme Doughnuts, Inc.†	4,310	5,991
O’Charley’s, Inc.	190	475
Panera Bread Co., Class A†	250	11,745
Papa John’s International, Inc.†	400	7,604
Red Robin Gourmet Burgers, Inc.†	2,520	30,694
Ruby Tuesday, Inc.†	2,900	3,596
Sonic Corp.†	3,910	38,083
The Cheesecake Factory, Inc.†	4,270	37,064
The Steak n Shake Co.†	1,260	7,207

		628,657

Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	100	526
Hibbett Sports, Inc.†	1,820	24,770
Zumiez, Inc.†	2,920	20,878

		46,174

Retail-Video Rentals — 0.0%
Blockbuster, Inc., Class A†	15,860	20,301

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.	4,330	29,444

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	9,550	44,598
The Goodyear Tire & Rubber Co.†	9,000	55,530

		100,128

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	2,490	15,612

Satellite Telecom — 0.1%
EchoStar Corp., Class A†	2,930	44,126
Hughes Communications, Inc.†	150	1,810
ICO Global Communications Holdings, Ltd.†	2,190	1,292
Loral Space & Communications, Inc.†	200	2,642

		49,870

Savings & Loans/Thrifts — 0.1%
Anchor BanCorp Wisconsin, Inc.	400	808
Brookline Bancorp, Inc.	80	774
Danvers Bancorp	130	1,637
Dime Community Bancshares	2,660	26,733
First Place Financial Corp.	700	2,009
Flagstar Bancorp, Inc.†	400	240
Flushing Financial Corp.	1,610	12,751
OceanFirst Financial Corp.	500	6,410
Provident Financial Services, Inc.	1,850	20,220
Provident New York Bancorp, Inc.	980	9,310

		80,892

Schools — 0.2%
Career Education Corp.†	4,940	107,692
Universal Technical Institute, Inc.†	1,990	34,885

		142,577

Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	520	8,284
ION Geophysical Corp.†	2,460	3,690

		11,974

Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	8,550	170,829
Atmel Corp.†	16,800	56,112
Cirrus Logic, Inc.†	5,950	16,779
Emulex Corp.†	12,090	69,034
Exar Corp.†	3,240	21,935
Integrated Device Technology, Inc.†	18,110	103,951
Marvell Technology Group, Ltd.†	17,970	131,001
Micrel, Inc.	8,870	67,412
Pericom Semiconductor Corp.†	2,100	12,957
Standard Microsystems Corp.†	750	10,388
Techwell, Inc.†	200	1,130

		661,528

Semiconductor Equipment — 1.4%
Applied Materials, Inc.	41,600	389,792
ATMI, Inc.†	4,610	62,281
Brooks Automation, Inc.†	6,760	30,893
Cabot Microelectronics Corp.†	2,600	59,176
Cohu, Inc.	70	699
Entegris, Inc.†	24,980	34,722
KLA-Tencor Corp.	6,370	127,655
Kulicke and Soffa Industries, Inc.†	1,340	2,050
Mattson Technology, Inc.†	500	490
MKS Instruments, Inc.†	6,320	88,796
Novellus Systems, Inc.†	9,160	126,316
Rudolph Technologies, Inc.†	370	1,040
Teradyne, Inc.†	20,770	99,904
Tessera Technologies, Inc.†	1,820	21,403
Ultratech, Inc.†	3,080	34,496
Varian Semiconductor Equipment Associates, Inc.†	5,480	104,339
Veeco Instruments, Inc.†	4,340	20,962
Verigy, Ltd.†	4,500	37,395

		1,242,409

Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	7,630	51,655
Northwest Pipe Co.†	580	20,451

		72,106

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Steel-Producers — 1.1%
AK Steel Holding Corp.	10,520	$84,897
Carpenter Technology Corp.	5,420	89,430
General Steel Holdings, Inc.†	2,070	5,713
Nucor Corp.	11,700	477,243
Olympic Steel, Inc.	1,670	26,503
Reliance Steel & Aluminum Co.	4,400	97,372
Schnitzer Steel Industries, Inc., Class A	2,860	112,312
United States Steel Corp.	2,740	82,282

		975,752

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	2,410	53,237
Universal Stainless & Alloy Products, Inc.†	100	1,450

		54,687

Telecom Equipment-Fiber Optics — 0.3%
Avanex Corp.†	440	827
Ciena Corp.†	9,530	59,467
Corning, Inc.	10,620	107,368
Finisar Corp.†	16,140	8,231
JDS Uniphase Corp.†	26,180	95,034
Oplink Communications, Inc.†	480	3,394

		274,321

Telecom Services — 0.8%
Amdocs, Ltd.†	4,520	76,478
Cbeyond, Inc.†	2,660	41,868
Embarq Corp.	4,700	167,884
Global Crossing Ltd.†	1,680	10,315
Harris Stratex Networks, Inc.†, Class A	990	6,831
Iowa Telecommunications Services, Inc.	2,900	37,265
Knology, Inc.†	1,610	7,567
MasTec, Inc.†	5,480	58,252
NeuStar, Inc., Class A†	4,230	57,613
NTELOS Holdings Corp.	2,130	46,093
PAETEC Holding Corp.†	760	1,026
Premiere Global Services, Inc.†	6,050	58,625
RCN Corp.†	190	699
SAVVIS, Inc.†	500	3,190
TW Telecom, Inc.†	13,970	106,871
USA Mobility, Inc.†	3,070	32,450

		713,027

Telecommunication Equipment — 0.5%
Adtran, Inc.	3,270	49,541
CommScope, Inc.†	7,460	107,573
Comtech Telecommunications Corp.†	220	8,536
Harris Corp.	1,410	61,039
Plantronics, Inc.	6,500	65,975
Sonus Networks, Inc.†	3,700	4,884
Symmetricom, Inc.†	800	2,968
Tekelec†	4,070	50,549
Tellabs, Inc.†	20,780	85,822
UTStarcom, Inc.†	4,990	7,335

		444,222

Telephone-Integrated — 1.9%
AT&T, Inc.	29,690	730,968
Atlantic Tele-Network, Inc.	620	13,330
Cincinnati Bell, Inc.†	26,810	37,266
General Communication, Inc., Class A†	1,300	8,541
Qwest Communications International, Inc.	27,470	88,453
Shenandoah Telecom Co.	180	4,388
Sprint Nextel Corp.†	56,560	137,441
Telephone and Data Systems, Inc.	2,760	84,208
Verizon Communications, Inc.	14,250	425,648
Windstream Corp.	8,640	74,995

		1,605,238

Television — 0.3%
Belo Corp., Class A	9,880	14,128
CBS Corp., Class B	44,120	252,367
Central European Media Enterprises, Ltd., Class A†	470	4,634
Hearst-Argyle Television, Inc.	260	1,024
Lin TV Corp., Class A†	1,160	812
Sinclair Broadcast Group, Inc., Class A	2,560	4,736

		277,701

Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,960	7,526
Unifi, Inc.†	5,820	10,709

		18,235

Theaters — 0.0%
National CineMedia, Inc.	2,420	24,394

Therapeutics — 0.1%
Allos Therapeutics, Inc.†	820	6,421
CV Therapeutics, Inc.†	1,360	21,284
Mannkind Corp.†	1,530	5,431
Nabi Biopharmaceuticals†	300	1,239
NPS Pharmaceuticals, Inc.†	1,470	9,173
Questcor Pharmaceuticals, Inc.†	1,170	7,546

		51,094

Tobacco — 0.5%
Philip Morris International, Inc.	10,540	391,561
Universal Corp.	2,440	74,615

		466,176

Tools-Hand Held — 0.2%
Snap-On, Inc.	2,450	73,941
The Stanley Works	2,000	62,520

		136,461

Toys — 0.1%
JAKKS Pacific, Inc.†	2,140	39,248
Leapfrog Enterprises, Inc.†	4,620	9,286

		48,534

Transactional Software — 0.0%
Bottomline Technologies, Inc.†	600	4,008
Solera Holdings, Inc.†	490	11,804
Synchronoss Technologies, Inc.†	1,570	13,361

		29,173

Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	1,270	18,428

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Transport-Equipment & Leasing — 0.1%
AMERCO†	100	$3,075
GATX Corp.	3,180	76,638
Greenbrier Cos., Inc.	300	1,665
TAL International Group, Inc.	190	1,991
Textainer Group Holding, Ltd.	830	7,213

		90,582

Transport-Marine — 0.5%
Alexander & Baldwin, Inc.	650	14,326
American Commercial Lines, Inc.†	4,890	19,756
Cai Intl, Inc.†	1,300	2,925
DHT Maritime, Inc.	780	4,844
Excel Maritime Carriers, Ltd.	440	2,904
Frontline, Ltd.	1,480	42,195
Genco Shipping & Trading, Ltd.	4,110	63,910
General Maritime Corp.	1,949	20,698
Gulfmark Offshore, Inc.†	1,550	37,107
Horizon Lines, Inc. Class A	820	2,821
Kirby Corp.†	1,210	29,016
Knightsbridge Tankers, Ltd.	1,400	21,140
Overseas Shipholding Group, Inc.	1,890	67,473
Star Bulk Carriers Corp.	2,911	6,404
TBS International, Ltd., Class A†	4,270	42,017
Teekay Tankers, Ltd., Class A	1,180	13,841
Tidewater, Inc.	1,490	61,999
Ultrapetrol Bahamas, Ltd.†	100	228

		453,604

Transport-Rail — 0.0%
CSX Corp.	310	8,978
Norfolk Southern Corp.	500	19,180

		28,158

Transport-Services — 0.1%
Hub Group, Inc., Class A†	1,340	30,418
Pacer International, Inc.	5,080	43,688
UTi Worldwide, Inc.	470	5,151

		79,257

Transport-Truck — 0.3%
Arkansas Best Corp.	3,230	75,550
Celadon Group, Inc.†	1,020	7,976
Marten Transport, Ltd.†	2,590	45,739
Old Dominion Freight Lines, Inc.†	140	3,511
Werner Enterprises, Inc.	5,190	77,850
YRC Worldwide, Inc.†	7,970	22,954

		233,580

Travel Services — 0.0%
Interval Leisure Group, Inc.†	3,620	18,136

Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	420	7,976

Vitamins & Nutrition Products — 0.3%
Herbalife, Ltd.	6,630	135,981
NBTY, Inc.†	5,020	94,728
Omega Protein Corp.†	2,000	7,640

		238,349

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Water — 0.0%
American States Water Co.	80	2,766
Cascal NV	300	1,365
PICO Holdings, Inc.†	140	3,559
SJW Corp.	880	23,663

		31,353

Water Treatment Systems — 0.0%
Nalco Holding Co.	3,410	33,452

Web Hosting/Design — 0.0%
NIC, Inc.	1,300	6,942

Web Portals/ISP — 0.2%
EarthLink, Inc.†	12,360	93,071
Google, Inc., Class A†	80	27,082
Sohu.com, Inc.†	1,510	59,721
United Online, Inc.	1,450	8,874

		188,748

Wire & Cable Products — 0.2%
Belden, Inc.	5,380	70,263
Encore Wire Corp.	3,330	54,978
Insteel Industries, Inc.	4,160	32,032

		157,273

Wireless Equipment — 0.4%
InterDigital, Inc.†	3,620	117,035
Powerwave Technologies, Inc.†	14,230	6,403
QUALCOMM, Inc.	6,740	232,867
RF Micro Devices, Inc.†	7,600	8,208
ViaSat, Inc.†	560	12,410

		376,923

Total Long-Term Investment Securities (cost $132,656,398)		85,995,553

REPURCHASE AGREEMENT — 0.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/30/09, to be repurchased 02/02/09 in the amount of $619,001 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.13% due 04/18/11 and having an approximate value of $636,656. (cost $619,000)	$619,000	619,000

TOTAL INVESTMENTS (cost $133,275,398)(3)	99.7%	86,614,553
Other assets less liabilities	0.3	19,659

NET ASSETS	100.0%	$86,834,212

†	Non-income producing security
(1)	Fair valued security; see Note 2
(2)	Illiquid security
(3)	See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	11.5%
Commercial Paper	4.9
Insurance-Reinsurance	4.4
Oil Companies-Integrated	4.3
Diversified Banking Institutions	4.2
Retail-Discount	3.9
Banks-Super Regional	3.4
Tobacco	3.2
Insurance-Property/Casualty	3.0
Banks-Fiduciary	3.0
Finance-Credit Card	2.6
Commercial Services-Finance	2.6
Cosmetics & Toiletries	2.2
Insurance-Multi-line	2.2
Cable TV	2.2
Applications Software	1.8
Retail-Drug Store	1.8
Medical-HMO	1.8
Computers	1.8
Electronic Components-Semiconductors	1.7
Beverages-Wine/Spirits	1.7
Web Portals/ISP	1.7
Commercial Services	1.6
Data Processing/Management	1.5
Containers-Paper/Plastic	1.5
Multimedia	1.5
Medical-Drugs	1.4
Pharmacy Services	1.3
Building Products-Cement	1.3
Retail-Bedding	1.1
Broadcast Services/Program	1.1
Electronic Measurement Instruments	1.0
Brewery	0.9
Real Estate Operations & Development	0.9
Transport-Services	0.9
Quarrying	0.9
Medical Products	0.8
Diversified Manufacturing Operations	0.8
Diversified Operations	0.8
Medical-Wholesale Drug Distribution	0.8
Oil & Gas Drilling	0.7
E-Commerce/Products	0.7
Agricultural Chemicals	0.6
Coal	0.6
Networking Products	0.6
Retail-Automobile	0.6
Forestry	0.5
Electronic Components-Misc.	0.5
Motorcycle/Motor Scooter	0.5
Investment Management/Advisor Services	0.5
Electric-Generation	0.4
Food-Confectionery	0.4
Diversified Minerals	0.3
Entertainment Software	0.3
Insurance-Life/Health	0.3
Transport-Marine	0.3
E-Commerce/Services	0.3
Medical Instruments	0.3
Retail-Office Supplies	0.3
Rental Auto/Equipment	0.3
Retail-Major Department Stores	0.2
Telephone-Integrated	0.2
Metal-Diversified	0.2
Home Decoration Products	0.2
Auto-Heavy Duty Trucks	0.1
Engineering/R&D Services	0.1

100.0%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 95.1%
Agricultural Chemicals — 0.6%
Monsanto Co.	90,130	$6,855,288

Applications Software — 1.8%
Microsoft Corp.	1,196,900	20,466,990

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	61,000	1,609,790

Banks-Fiduciary — 3.0%
State Street Corp.	76,100	1,770,847
The Bank of New York Mellon Corp.	1,254,240	32,284,138

		34,054,985

Banks-Super Regional — 3.4%
Wells Fargo & Co.	2,041,349	38,581,496

Beverages-Wine/Spirits — 1.7%
Diageo PLC ADR	348,800	18,953,792

Brewery — 0.9%
Heineken Holding NV(1)	395,312	10,580,473

Broadcast Services/Program — 1.1%
Grupo Televisa SA ADR	920,500	12,877,795

Building Products-Cement — 1.3%
Martin Marietta Materials, Inc.	181,600	14,622,432

Cable TV — 2.2%
Comcast Corp., Special Class A	1,767,600	24,534,288

Coal — 0.6%
China Coal Energy Co.(1)	9,350,600	6,755,382

Commercial Services — 1.6%
Iron Mountain, Inc.†	874,952	17,901,518

Commercial Services-Finance — 2.6%
H&R Block, Inc.	861,890	17,866,980
Moody’s Corp.	399,650	8,560,503
Visa, Inc., Class A	52,880	2,609,628

		29,037,111

Computers — 1.8%
Dell, Inc.†	403,120	3,829,640
Hewlett-Packard Co.	461,550	16,038,862

		19,868,502

Containers-Paper/Plastic — 1.5%
Sealed Air Corp.	1,238,278	16,778,667

Cosmetics & Toiletries — 2.2%
Avon Products, Inc.	157,822	3,227,460
Procter & Gamble Co.	397,700	21,674,650

		24,902,110

Data Processing/Management — 1.5%
Dun & Bradstreet Corp.	227,700	17,305,200

Diversified Banking Institutions — 4.2%
Bank of America Corp.	167,522	1,102,295
Citigroup, Inc.	493,387	1,751,524
JPMorgan Chase & Co.	1,520,886	38,797,802
Morgan Stanley	64,050	1,295,731
The Goldman Sachs Group, Inc.	52,300	4,222,179

		47,169,531

Diversified Manufacturing Operations — 0.8%
Siemens AG(1)	45,100	2,528,392
Tyco International, Ltd.	301,926	6,346,484

		8,874,876

Diversified Minerals — 0.3%
BHP Billiton PLC(1)	223,200	3,803,400

Diversified Operations — 0.8%
China Merchants Holdings International Co., Ltd.(1)	4,967,940	8,797,947

E-Commerce/Products — 0.7%
Amazon.com, Inc.†	125,610	7,388,380

E-Commerce/Services — 0.3%
eBay, Inc.†	184,900	2,222,498
Liberty Media Corp. — Interactive, Series A†	285,500	896,470

		3,118,968

Electric-Generation — 0.4%
The AES Corp.†	599,100	4,738,881

Electronic Components-Misc. — 0.5%
Garmin, Ltd.	81,886	1,435,462
Tyco Electronics, Ltd.	298,925	4,232,778

		5,668,240

Electronic Components-Semiconductors — 1.7%
Texas Instruments, Inc.	1,287,020	19,240,949

Electronic Measurement Instruments — 1.0%
Agilent Technologies, Inc.†	598,120	10,814,010

Engineering/R&D Services — 0.1%
ABB, Ltd. ADR	120,660	1,574,613

Entertainment Software — 0.3%
Activision Blizzard, Inc.†	428,700	3,755,412

Finance-Credit Card — 2.6%
American Express Co.	1,740,250	29,114,382
Discover Financial Services	17,445	124,732

		29,239,114

Finance-Investment Banker/Broker — 0.0%
E*TRADE Financial Corp.†	425,900	485,526

Financial Guarantee Insurance — 0.0%
MBIA, Inc.†	102,429	395,376

Food-Confectionery — 0.4%
The Hershey Co.	108,000	4,026,240

Forestry — 0.5%
Sino-Forest Corp.†	814,800	6,113,076

Home Decoration Products — 0.2%
Hunter Douglas NV(1)	67,150	1,972,911

Insurance-Life/Health — 0.3%
Principal Financial Group, Inc.	119,900	1,989,141
Sun Life Financial, Inc.	69,150	1,391,990

		3,381,131

Insurance-Multi-line — 2.2%
Loews Corp.	1,016,250	24,796,500

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Property/Casualty — 3.0%
Markel Corp.†	3,930	$1,061,218
Nipponkoa Insurance Co., Ltd.(1)	1,365,600	11,105,550
The Progressive Corp.†	1,802,700	21,902,805

		34,069,573

Insurance-Reinsurance — 4.4%
Berkshire Hathaway, Inc., Class A†	513	45,914,526
Berkshire Hathaway, Inc., Class B†	567	1,694,763
Everest Re Group, Ltd.	28,675	1,806,525

		49,415,814

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	261,030	5,259,754

Medical Instruments — 0.3%
Medtronic, Inc.	92,000	3,081,080

Medical Products — 0.8%
Johnson & Johnson	156,100	9,005,409

Medical-Drugs — 1.4%
Schering-Plough Corp.	890,500	15,637,180

Medical-HMO — 1.8%
UnitedHealth Group, Inc.	708,500	20,071,805

Medical-Wholesale Drug Distribution — 0.8%
Cardinal Health, Inc.	231,150	8,702,797

Metal-Diversified — 0.2%
Rio Tinto PLC(1)	94,400	2,051,888

Motorcycle/Motor Scooter — 0.5%
Harley-Davidson, Inc.	448,100	5,457,858

Multimedia — 1.5%
Lagardere SCA(1)	69,621	2,655,227
Liberty Media Corp. — Entertainment, Series A†	227,460	4,173,891
News Corp., Class A	1,540,700	9,845,073

		16,674,191

Networking Products — 0.6%
Cisco Systems, Inc.†	444,000	6,646,680

Oil & Gas Drilling — 0.7%
Transocean, Ltd.†	138,648	7,572,954

Oil Companies-Exploration & Production — 11.5%
Canadian Natural Resources, Ltd.	523,700	18,617,535
Devon Energy Corp.	651,822	40,152,235
EOG Resources, Inc.	519,850	35,230,234
Occidental Petroleum Corp.	614,700	33,531,885
OGX Petroleo e Gas Participacoes SA†	7,100	1,683,190

		129,215,079

Oil Companies-Integrated — 4.3%
ConocoPhillips	1,019,398	48,451,987

Pharmacy Services — 1.3%
Express Scripts, Inc.†	280,600	15,085,056

Quarrying — 0.9%
Vulcan Materials Co.	198,900	9,837,594

Real Estate Operations & Development — 0.9%
Brookfield Asset Management, Inc. Class A	259,876	4,100,843
Hang Lung Group, Ltd.(1)	1,949,000	6,318,889

		10,419,732

Rental Auto/Equipment — 0.3%
Cosco Pacific, Ltd.(1)	3,214,800	2,876,977

Retail-Automobile — 0.6%
CarMax, Inc.†	789,060	6,525,526

Retail-Bedding — 1.1%
Bed Bath & Beyond, Inc.†	558,120	12,965,128

Retail-Building Products — 0.0%
Lowe’s Cos., Inc.	18,100	330,687

Retail-Discount — 3.9%
Costco Wholesale Corp.	983,592	44,291,148

Retail-Drug Store — 1.8%
CVS Caremark Corp.	759,026	20,402,619

Retail-Major Department Stores — 0.2%
Sears Holdings Corp.†	63,110	2,582,461

Retail-Office Supplies — 0.3%
Staples, Inc.	185,600	2,958,464

Telephone-Integrated — 0.2%
Sprint Nextel Corp.†	1,051,400	2,554,902

Tobacco — 3.2%
Philip Morris International, Inc.	959,705	35,653,041

Transport-Marine — 0.3%
China Shipping Development Co., Ltd.(1)	3,374,000	3,267,452

Transport-Services — 0.9%
Kuehne & Nagel International AG(1)	88,400	4,880,096
United Parcel Service, Inc., Class B	127,800	5,430,222

		10,310,318

Web Portals/ISP — 1.7%
Google, Inc., Class A†	55,988	18,953,618

Total Long-Term Investment Securities (cost $1,272,215,718)		1,071,369,672

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 4.9%
Commercial Paper — 4.9%
NATC California LLC 0.40% due 02/02/09	$40,261,000	$40,260,552
UBS Finance Delaware LLC 0.20% due 02/02/09	15,000,000	14,999,917

Total Short-Term Investment Securities (cost $55,260,469)		55,260,469

TOTAL INVESTMENTS (cost $1,327,476,187)(2)	100.0%	1,126,630,141
Other assets less liabilities	0.0	338,258

NET ASSETS	100.0%	$1,126,968,399

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust “Dogs” of Wall Street Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Telephone-Integrated	10.7%
Diversified Manufacturing Operations	9.9
Consumer Products-Misc.	7.3
Diversified Banking Institutions	7.2
Commercial Services-Finance	7.1
Medical-Drugs	6.8
Tobacco	4.2
Semiconductor Components-Integrated Circuits	4.0
Beverages-Non-alcoholic	3.7
Food-Wholesale/Distribution	3.6
Industrial Gases	3.5
Containers-Paper/Plastic	3.5
Electric Products-Misc.	3.4
Chemicals-Diversified	3.4
Retail-Building Products	3.4
Distribution/Wholesale	3.2
Cosmetics & Toiletries	3.2
Machinery-Construction & Mining	2.6
Metal-Aluminum	2.6
Publishing-Newspapers	2.5
Motorcycle/Motor Scooter	2.5
Repurchase Agreements	1.7

100.0%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust “Dogs” of Wall Street Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.3%
Beverages-Non-alcoholic — 3.7%
The Coca-Cola Co.	33,900	$1,448,208

Chemicals-Diversified — 3.4%
E.I. du Pont de Nemours & Co.	58,594	1,345,318

Commercial Services-Finance — 7.1%
Automatic Data Processing, Inc.	38,500	1,398,705
Paychex, Inc.	58,300	1,416,107

		2,814,812

Consumer Products-Misc. — 7.3%
Clorox Co.	27,400	1,374,110
Kimberly-Clark Corp.	29,121	1,498,858

		2,872,968

Containers-Paper/Plastic — 3.5%
Bemis Co., Inc.	61,793	1,394,668

Cosmetics & Toiletries — 3.2%
Avon Products, Inc.	62,100	1,269,945

Distribution/Wholesale — 3.2%
Genuine Parts Co.	39,864	1,276,445

Diversified Banking Institutions — 7.2%
Bank of America Corp.	110,300	725,774
Citigroup, Inc.	217,774	773,098
JPMorgan Chase & Co.	52,700	1,344,377

		2,843,249

Diversified Manufacturing Operations — 9.9%
3M Co.	26,400	1,420,056
General Electric Co.	92,696	1,124,402
Illinois Tool Works, Inc.	42,500	1,388,050

		3,932,508

Electric Products-Misc. — 3.4%
Emerson Electric Co.	41,300	1,350,510

Food-Wholesale/Distribution — 3.6%
Sysco Corp.	63,360	1,412,294

Industrial Gases — 3.5%
Air Products & Chemicals, Inc.	27,900	1,403,370

Machinery-Construction & Mining — 2.6%
Caterpillar, Inc.	33,500	1,033,475

Medical-Drugs — 6.8%
Merck & Co., Inc.	50,500	1,441,775
Pfizer, Inc.	84,915	1,238,061

		2,679,836

Metal-Aluminum — 2.6%
Alcoa, Inc.	130,000	1,012,700

Motorcycle/Motor Scooter — 2.5%
Harley-Davidson, Inc.	81,400	991,452

Publishing-Newspapers — 2.5%
Gannett Co., Inc.	173,222	999,491

Retail-Building Products — 3.4%
Home Depot, Inc.	62,400	1,343,472

Semiconductor Components-Integrated Circuits — 4.0%
Linear Technology Corp.	67,900	1,590,218

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Telephone-Integrated — 10.7%
AT&T, Inc.	54,245	1,335,512
CenturyTel, Inc.	54,800	1,487,272
Verizon Communications, Inc.	47,495	1,418,676

		4,241,460

Tobacco — 4.2%
Altria Group, Inc.	100,279	1,658,615

Total Long-Term Investment Securities (cost $64,941,273)		38,915,014

REPURCHASE AGREEMENT — 1.7%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $663,000)	$663,000	663,000
TOTAL INVESTMENTS (cost $65,604,273)(2)	100.0%	39,578,014
Liabilities in excess of other assets	0.0	(9,995)

NET ASSETS	100.0%	$39,568,019

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	13.5%
Computers	10.5
Web Portals/ISP	7.0
Diversified Banking Institutions	5.4
Wireless Equipment	4.3
Networking Products	4.1
Retail-Discount	4.0
Oil Companies-Exploration & Production	3.9
Medical-Generic Drugs	3.2
Oil-Field Services	3.1
Medical Products	3.1
Agricultural Chemicals	2.9
Cosmetics & Toiletries	2.9
Retail-Restaurants	2.8
Beverages-Non-alcoholic	2.5
Finance-Other Services	2.5
Pharmacy Services	2.2
Diversified Manufacturing Operations	2.1
Multimedia	1.9
Retail-Regional Department Stores	1.9
Medical-Drugs	1.6
Aerospace/Defense	1.3
Cable TV	1.3
Tobacco	1.2
Electric Products-Misc.	1.1
Investment Management/Advisor Services	1.0
Finance-Investment Banker/Broker	1.0
Optical Supplies	1.0
Engines-Internal Combustion	0.9
Engineering/R&D Services	0.9
Oil Field Machinery & Equipment	0.8
Food-Misc.	0.8
Time Deposits	0.7
Electronic Components-Semiconductors	0.7
Brewery	0.6
Athletic Footwear	0.6
Entertainment Software	0.2
Energy-Alternate Sources	0.1

99.6%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.9%
Aerospace/Defense — 1.3%
Lockheed Martin Corp.	60,800	$4,988,032

Agricultural Chemicals — 2.9%
Monsanto Co.	150,400	11,439,424

Athletic Footwear — 0.6%
NIKE, Inc., Class B	48,600	2,199,150

Beverages-Non-alcoholic — 2.5%
PepsiCo, Inc.	194,000	9,744,620

Brewery — 0.6%
Molson Coors Brewing Co., Class B	57,200	2,303,444

Cable TV — 1.3%
Time Warner Cable, Inc., Class A†	261,600	4,873,608

Computers — 10.5%
Apple, Inc.†	178,470	16,085,501
Hewlett-Packard Co.	705,500	24,516,125

		40,601,626

Cosmetics & Toiletries — 2.9%
Colgate-Palmolive Co.	83,500	5,430,840
Procter & Gamble Co.	108,100	5,891,450

		11,322,290

Diversified Banking Institutions — 5.4%
JPMorgan Chase & Co.	333,200	8,499,932
The Goldman Sachs Group, Inc.	152,750	12,331,507

		20,831,439

Diversified Manufacturing Operations — 2.1%
Danaher Corp.	69,500	3,887,135
Honeywell International, Inc.	128,500	4,216,085

		8,103,220

Electric Products-Misc. — 1.1%
Emerson Electric Co.	128,900	4,215,030

Electronic Components-Semiconductors — 0.7%
Intel Corp.	205,150	2,646,435

Energy-Alternate Sources — 0.1%
First Solar, Inc.†	3,260	465,528

Engineering/R&D Services — 0.9%
Jacobs Engineering Group, Inc.†	93,900	3,631,113

Engines-Internal Combustion — 0.9%
Cummins, Inc.	152,000	3,644,960

Entertainment Software — 0.2%
Activision Blizzard, Inc.†	102,700	899,652

Finance-Investment Banker/Broker — 1.0%
The Charles Schwab Corp.	290,800	3,951,972

Finance-Other Services — 2.5%
CME Group, Inc.	55,510	9,653,744

Food-Misc. — 0.8%
General Mills, Inc.	53,600	3,170,440

Investment Management/Advisor Services — 1.0%
Blackstone Group LP	494,800	2,231,548
Franklin Resources, Inc.	35,800	1,733,436

		3,964,984

Medical Products — 3.1%
Baxter International, Inc.	136,100	7,982,265
Becton Dickinson & Co.	53,000	3,851,510

		11,833,775

Medical-Biomedical/Gene — 13.5%
Celgene Corp.†	238,500	12,628,575
Genentech, Inc.†	238,900	19,408,236
Gilead Sciences, Inc.†	403,500	20,485,695

		52,522,506

Medical-Drugs — 1.6%
Abbott Laboratories	112,200	6,220,368

Medical-Generic Drugs — 3.2%
Teva Pharmaceutical Industries, Ltd. ADR	298,500	12,372,825

Multimedia — 1.9%
The Walt Disney Co.	362,100	7,488,228

Networking Products — 4.1%
Cisco Systems, Inc.†	995,000	14,895,150
Juniper Networks, Inc.†	60,800	860,928

		15,756,078

Oil Companies-Exploration & Production — 3.9%
Apache Corp.	52,300	3,922,500
EOG Resources, Inc.	112,900	7,651,233
XTO Energy, Inc.	91,800	3,404,862

		14,978,595

Oil Field Machinery & Equipment — 0.8%
Cameron International Corp.†	71,450	1,654,782
National Oilwell Varco, Inc.†	59,550	1,574,502

		3,229,284

Oil-Field Services — 3.1%
Schlumberger, Ltd.	297,900	12,157,299

Optical Supplies — 1.0%
Alcon, Inc.	45,400	3,888,056

Pharmacy Services — 2.2%
Medco Health Solutions, Inc.†	193,700	8,702,941

Retail-Discount — 4.0%
Costco Wholesale Corp.	160,000	7,204,800
Wal-Mart Stores, Inc.	172,500	8,128,200

		15,333,000

Retail-Regional Department Stores — 1.9%
Kohl’s Corp.†	201,600	7,400,736

Retail-Restaurants — 2.8%
McDonald’s Corp.	187,800	10,896,156

Tobacco — 1.2%
Philip Morris International, Inc.	120,400	4,472,860

Web Portals/ISP — 7.0%
Google, Inc., Class A†	80,320	27,190,730

Wireless Equipment — 4.3%
QUALCOMM, Inc.	479,700	16,573,635

Total Long-Term Investment Securities (cost $503,843,164)		383,667,783

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/02/09 (cost $2,800,000)	$2,800,000	$2,800,000

TOTAL INVESTMENTS (cost $506,643,164)(1)	99.6%	386,467,783
Other assets less liabilities	0.4	1,421,989

NET ASSETS	100.0%	$387,889,772

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	6.9%
Medical-Biomedical/Gene	6.3
Computers	5.4
Wireless Equipment	5.2
Agricultural Chemicals	4.5
Medical Products	4.1
Web Portals/ISP	3.6
Food-Misc.	3.5
Electronic Components-Semiconductors	3.4
Medical-Drugs	3.1
Commercial Services-Finance	2.9
Aerospace/Defense	2.8
Instruments-Scientific	2.0
Beverages-Non-alcoholic	2.0
Networking Products	2.0
Pharmacy Services	1.9
Repurchase Agreements	1.8
Retail-Discount	1.8
Applications Software	1.7
Industrial Gases	1.7
Diversified Banking Institutions	1.6
Oil-Field Services	1.5
Engineering/R&D Services	1.5
Diversified Financial Services	1.3
Apparel Manufacturers	1.3
Computer Services	1.2
Aerospace/Defense-Equipment	1.1
Cellular Telecom	1.1
Medical Instruments	1.1
Banks-Fiduciary	1.0
Computers-Memory Devices	1.0
Multimedia	1.0
Cosmetics & Toiletries	1.0
Electronic Forms	0.9
Toys	0.9
Enterprise Software/Service	0.9
Cable TV	0.9
Dental Supplies & Equipment	0.9
E-Commerce/Services	0.8
Decision Support Software	0.8
Consulting Services	0.7
Medical Labs & Testing Services	0.7
Retail-Office Supplies	0.7
Oil Field Machinery & Equipment	0.6
Internet Infrastructure Software	0.6
Finance-Investment Banker/Broker	0.6
Retail-Restaurants	0.6
Electronic Measurement Instruments	0.5
Commercial Services	0.5
Disposable Medical Products	0.5
Transport-Rail	0.5
Finance-Other Services	0.5
Machinery-Construction & Mining	0.5
Oil & Gas Drilling	0.5
Insurance Brokers	0.5
Chemicals-Specialty	0.5
Real Estate Management/Services	0.4
Investment Management/Advisor Services	0.4
Banks-Commercial	0.4
Computer Aided Design	0.3
Tobacco	0.3
Athletic Footwear	0.3
Semiconductor Equipment	0.2

99.7%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.9%
Aerospace/Defense — 2.8%
General Dynamics Corp.	5,770	$327,332
Lockheed Martin Corp.	14,000	1,148,560

		1,475,892

Aerospace/Defense-Equipment — 1.1%
United Technologies Corp.	12,530	601,315

Agricultural Chemicals — 4.5%
Monsanto Co.	22,200	1,688,532
Potash Corp. of Saskatchewan	5,000	374,300
The Mosaic Co.	9,400	335,298

		2,398,130

Apparel Manufacturers — 1.3%
Coach, Inc.†	28,700	419,020
Polo Ralph Lauren Corp.	6,670	273,670

		692,690

Applications Software — 1.7%
Microsoft Corp.	33,790	577,809
Salesforce.com, Inc.†	12,720	338,479

		916,288

Athletic Footwear — 0.3%
NIKE, Inc., Class B	3,500	158,375

Banks-Commercial — 0.4%
Julius Baer Holding AG(1)	6,566	195,066

Banks-Fiduciary — 1.0%
Northern Trust Corp.	9,600	552,192

Beverages-Non-alcoholic — 2.0%
PepsiCo, Inc.	20,900	1,049,807

Cable TV — 0.9%
Cablevision Systems Corp., Class A	29,700	476,091

Cellular Telecom — 1.1%
NII Holdings, Inc.†	30,750	596,550

Chemicals-Specialty — 0.5%
Ecolab, Inc.	7,100	241,116

Commercial Services — 0.5%
Quanta Services, Inc.†	13,500	288,630

Commercial Services-Finance — 2.9%
Mastercard, Inc., Class A	6,300	855,414
Visa, Inc., Class A	14,290	705,211

		1,560,625

Computer Aided Design — 0.3%
Autodesk, Inc.†	10,730	177,689

Computer Services — 1.2%
Accenture, Ltd., Class A	9,900	312,444
Affiliated Computer Services, Inc., Class A†	6,860	314,600

		627,044

Computers — 5.4%
Apple, Inc.†	16,100	1,451,093
Research In Motion, Ltd.†	26,020	1,441,508

		2,892,601

Computers-Memory Devices — 1.0%
NetApp, Inc.†	37,010	548,858

Consulting Services — 0.7%
SAIC, Inc.†	18,900	373,086

Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	7,900	513,816

Decision Support Software — 0.8%
MSCI, Inc., Class A†	25,190	437,298

Dental Supplies & Equipment — 0.9%
Dentsply International, Inc.	17,500	470,925

Disposable Medical Products — 0.5%
C.R. Bard, Inc.	3,300	282,381

Diversified Banking Institutions — 1.6%
Credit Suisse Group AG(1)	18,643	477,606
The Goldman Sachs Group, Inc.	4,530	365,707

		843,313

Diversified Financial Services — 1.3%
IntercontinentalExchange, Inc.†	12,200	694,546

E-Commerce/Services — 0.8%
eBay, Inc.†	36,910	443,658

Electronic Components-Semiconductors — 3.4%
Broadcom Corp., Class A†	40,510	642,084
Microchip Technology, Inc.	15,720	298,208
NVIDIA Corp.†	56,200	446,790
Texas Instruments, Inc.	29,800	445,510

		1,832,592

Electronic Forms — 0.9%
Adobe Systems, Inc.†	25,780	497,812

Electronic Measurement Instruments — 0.5%
FLIR Systems, Inc.†	11,600	289,652

Engineering/R&D Services — 1.5%
ABB, Ltd.†(1)	60,861	791,146

Enterprise Software/Service — 0.9%
Oracle Corp.†	28,300	476,289

Finance-Investment Banker/Broker — 0.6%
The Charles Schwab Corp.	22,800	309,852

Finance-Other Services — 0.5%
BM&F BOVESPA SA	95,000	273,944

Food-Misc. — 3.5%
Cadbury PLC(1)	89,913	726,283
Nestle SA(1)	32,537	1,124,939

		1,851,222

Industrial Gases — 1.7%
Praxair, Inc.	14,110	878,489

Instruments-Scientific — 2.0%
Thermo Fisher Scientific, Inc.†	29,970	1,076,822

Insurance Brokers — 0.5%
AON Corp.	6,600	244,530

Internet Infrastructure Software — 0.6%
F5 Networks, Inc.†	14,200	314,814

Investment Management/Advisor Services — 0.4%
T. Rowe Price Group, Inc.	7,600	209,608

Machinery-Construction & Mining — 0.5%
Joy Global, Inc.	12,100	252,043

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical Instruments — 1.1%
Intuitive Surgical, Inc.†	2,100	$216,783
Medtronic, Inc.	10,200	341,598

		558,381

Medical Labs & Testing Services — 0.7%
Covance, Inc.†	9,180	354,348

Medical Products — 4.1%
Baxter International, Inc.	23,300	1,366,545
Henry Schein, Inc.†	11,260	421,462
Stryker Corp.	9,000	380,160

		2,168,167

Medical-Biomedical/Gene — 6.3%
Amgen, Inc.†	7,200	394,920
Celgene Corp.†	16,280	862,026
Genentech, Inc.†	5,000	406,200
Gilead Sciences, Inc.†	24,700	1,254,019
Illumina, Inc.†	15,600	426,816

		3,343,981

Medical-Drugs — 3.1%
Allergan, Inc.	15,260	581,711
Roche Holding AG(1)	4,085	574,376
Shire PLC(1)	32,270	471,917

		1,628,004

Multimedia — 1.0%
The McGraw-Hill Cos., Inc.	13,500	296,865
The Walt Disney Co.	10,600	219,208

		516,073

Networking Products — 2.0%
Cisco Systems, Inc.†	69,390	1,038,768

Oil & Gas Drilling — 0.5%
Transocean, Ltd.†	4,500	245,790

Oil Companies-Exploration & Production — 6.9%
Devon Energy Corp.	9,400	579,040
Occidental Petroleum Corp.	20,130	1,098,092
Range Resources Corp.	23,010	824,678
XTO Energy, Inc.	31,587	1,171,562

		3,673,372

Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	14,200	328,872

Oil-Field Services — 1.5%
Schlumberger, Ltd.	20,060	818,649

Pharmacy Services — 1.9%
Express Scripts, Inc.†	18,900	1,016,064

Real Estate Management/Services — 0.4%
Jones Lang LaSalle, Inc.	10,000	236,100

Retail-Discount — 1.8%
Wal-Mart Stores, Inc.	20,200	951,824

Retail-Office Supplies — 0.7%
Staples, Inc.	22,200	353,868

Retail-Restaurants — 0.6%
Burger King Holdings, Inc.	13,300	295,925

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	10,900	102,133

Tobacco — 0.3%
Philip Morris International, Inc.	4,300	159,745

Toys — 0.9%
Nintendo Co., Ltd.(1)	1,600	492,211

Transport-Rail — 0.5%
Burlington Northern Santa Fe Corp.	4,200	278,250

Web Portals/ISP — 3.6%
Google, Inc., Class A†	5,640	1,909,309

Wireless Equipment — 5.2%
Crown Castle International Corp.†	41,100	802,272
QUALCOMM, Inc.	57,040	1,970,732

		2,773,004

Total Long-Term Investment Securities (cost $72,110,057)		52,049,635

REPURCHASE AGREEMENT — 1.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/30/09, to be repurchased 02/02/09 in the amount of $952,001 and collateralized by $895,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.13% due 04/18/11 and having an approximate value of $974,029 (cost $952,000)	$952,000	952,000

TOTAL INVESTMENTS (cost $73,062,057)(2)	99.7%	53,001,635
Other assets less liabilities	0.3	166,503

NET ASSETS	100.0%	$53,168,138

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	8.5%
Medical-Drugs	6.8
Computers	5.2
Medical-Biomedical/Gene	4.3
Cosmetics & Toiletries	3.9
Diversified Manufacturing Operations	3.8
Medical Products	3.8
Electric-Integrated	3.7
Electronic Components-Semiconductors	3.5
Diversified Banking Institutions	3.4
Banks-Fiduciary	2.7
Aerospace/Defense	2.5
Telephone-Integrated	2.3
Enterprise Software/Service	2.3
Beverages-Non-alcoholic	2.3
Aerospace/Defense-Equipment	2.1
Medical Instruments	2.0
Food-Misc.	2.0
Beverages-Wine/Spirits	1.8
Repurchase Agreements	1.7
Multimedia	1.7
Industrial Gases	1.7
Tobacco	1.6
Networking Products	1.6
Oil Companies-Exploration & Production	1.5
Insurance-Multi-line	1.4
Retail-Drug Store	1.3
Insurance-Property/Casualty	1.3
Soap & Cleaning Preparation	1.3
Athletic Footwear	1.2
Web Portals/ISP	1.2
Oil & Gas Drilling	1.2
Computers-Memory Devices	1.1
Cable TV	1.1
Telecom Services	1.0
Commercial Services-Finance	1.0
Retail-Office Supplies	0.9
Retail-Discount	0.9
Banks-Super Regional	0.8
Chemicals-Specialty	0.8
Cruise Lines	0.7
Finance-Investment Banker/Broker	0.7
Oil-Field Services	0.7
Chemicals-Diversified	0.7
Retail-Apparel/Shoe	0.6
Retail-Regional Department Stores	0.5
Transport-Services	0.5
Industrial Automated/Robotic	0.5
Auto-Cars/Light Trucks	0.4
Wireless Equipment	0.4
Gambling (Non-Hotel)	0.4
Cellular Telecom	0.4
Finance-Credit Card	0.3
Casino Services	0.2

100.2%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.5%
Aerospace/Defense — 2.5%
Lockheed Martin Corp.	45,420	$3,726,257

Aerospace/Defense-Equipment — 2.1%
United Technologies Corp.	64,880	3,113,591

Athletic Footwear — 1.2%
NIKE, Inc., Class B	40,270	1,822,218

Auto-Cars/Light Trucks — 0.4%
Bayerische Motoren Werke AG(1)	27,370	649,202

Banks-Fiduciary — 2.7%
State Street Corp.	56,980	1,325,925
The Bank of New York Mellon Corp.	100,454	2,585,686

		3,911,611

Banks-Super Regional — 0.8%
Wells Fargo & Co.	65,150	1,231,335

Beverages-Non-alcoholic — 2.3%
PepsiCo, Inc.	66,682	3,349,437

Beverages-Wine/Spirits — 1.8%
Diageo PLC(1)	189,230	2,592,002

Cable TV — 1.1%
Rogers Communications, Inc., Class B	56,730	1,599,774

Casino Services — 0.2%
International Game Technology	29,840	316,304

Cellular Telecom — 0.4%
America Movil SAB de CV, Series L ADR	18,860	537,699

Chemicals-Diversified — 0.7%
PPG Industries, Inc.	26,960	1,013,157

Chemicals-Specialty — 0.8%
International Flavors & Fragrances, Inc.	42,750	1,223,505

Commercial Services-Finance — 1.0%
Visa, Inc., Class A	28,990	1,430,657

Computers — 5.2%
Apple, Inc.†	16,350	1,473,626
Hewlett-Packard Co.	59,210	2,057,547
International Business Machines Corp.	44,560	4,083,924

		7,615,097

Computers-Memory Devices — 1.1%
EMC Corp.†	129,260	1,427,030
SanDisk Corp.†	21,490	245,631

		1,672,661

Cosmetics & Toiletries — 3.9%
Colgate-Palmolive Co.	27,240	1,771,690
Procter & Gamble Co.	73,630	4,012,835

		5,784,525

Cruise Lines — 0.7%
Carnival Corp.	59,570	1,083,578

Diversified Banking Institutions — 3.4%
Bank of America Corp.	106,670	701,889
JPMorgan Chase & Co.	125,530	3,202,270
The Goldman Sachs Group, Inc.	13,910	1,122,954

		5,027,113

Diversified Manufacturing Operations — 3.8%
3M Co.	42,050	2,261,870
Danaher Corp.	40,940	2,289,774
Eaton Corp.	23,710	1,043,714

		5,595,358

Electric-Integrated — 3.7%
Exelon Corp.	41,140	2,230,611
FirstEnergy Corp.	15,700	784,843
FPL Group, Inc.	28,720	1,480,516
Wisconsin Energy Corp.	21,590	962,482

		5,458,452

Electronic Components-Semiconductors — 3.5%
Intel Corp.	209,260	2,699,454
National Semiconductor Corp.	121,830	1,235,356
Samsung Electronics Co., Ltd. GDR(1)	6,075	1,061,907
Samsung Electronics Co., Ltd. GDR*	848	148,824

		5,145,541

Enterprise Software/Service — 2.3%
Oracle Corp.†	201,850	3,397,135

Finance-Credit Card — 0.3%
American Express Co.	25,020	418,585

Finance-Investment Banker/Broker — 0.7%
The Charles Schwab Corp.	78,720	1,069,805

Food-Misc. — 2.0%
Nestle SA(1)	83,689	2,893,477

Gambling (Non-Hotel) — 0.4%
Ladbrokes PLC(1)	211,514	552,904

Industrial Automated/Robotic — 0.5%
Rockwell Automation, Inc.	26,960	702,038

Industrial Gases — 1.7%
Linde AG(1)	19,590	1,306,153
Praxair, Inc.	18,530	1,153,678

		2,459,831

Insurance-Multi-line — 1.4%
MetLife, Inc.	69,580	1,999,033

Insurance-Property/Casualty — 1.3%
The Travelers Cos., Inc.	49,960	1,930,454

Medical Instruments — 2.0%
Medtronic, Inc.	89,180	2,986,638

Medical Products — 3.8%
Johnson & Johnson	69,400	4,003,686
Zimmer Holdings, Inc.†	42,420	1,544,088

		5,547,774

Medical-Biomedical/Gene — 4.3%
Amgen, Inc.†	26,010	1,426,648
Genzyme Corp.†	47,060	3,243,375
Gilead Sciences, Inc.†	31,480	1,598,240

		6,268,263

Medical-Drugs — 6.8%
Abbott Laboratories	80,860	4,482,878
Merck & Co., Inc.	62,210	1,776,096
Roche Holding AG(1)	26,490	3,724,656

		9,983,630

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Multimedia — 1.7%
The Walt Disney Co.	119,160	$2,464,229

Networking Products — 1.6%
Cisco Systems, Inc.†	152,630	2,284,871

Oil & Gas Drilling — 1.2%
Noble Corp.	36,960	1,003,464
Transocean, Ltd.†	12,700	693,674

		1,697,138

Oil Companies-Exploration & Production — 1.5%
EOG Resources, Inc.	18,000	1,219,860
Questar Corp.	26,920	914,742

		2,134,602

Oil Companies-Integrated — 8.5%
Exxon Mobil Corp.	61,060	4,669,869
Hess Corp.	52,150	2,900,062
Marathon Oil Corp.	49,410	1,345,434
Total SA ADR	70,880	3,528,406

		12,443,771

Oil-Field Services — 0.7%
Halliburton Co.	59,230	1,021,718

Retail-Apparel/Shoe — 0.6%
Nordstrom, Inc.	73,270	929,796

Retail-Discount — 0.9%
Target Corp.	40,850	1,274,520

Retail-Drug Store — 1.3%
CVS Caremark Corp.	72,050	1,936,704

Retail-Office Supplies — 0.9%
Staples, Inc.	82,150	1,309,471

Retail-Regional Department Stores — 0.5%
Kohl’s Corp.†	21,590	792,569

Soap & Cleaning Preparation — 1.3%
Reckitt Benckiser Group PLC(1)	48,050	1,859,291

Telecom Services — 1.0%
Amdocs, Ltd.†	91,020	1,540,058

Telephone-Integrated — 2.3%
AT&T, Inc.	139,340	3,430,551

Tobacco — 1.6%
Altria Group, Inc.	47,530	786,146
Philip Morris International, Inc.	42,400	1,575,160

		2,361,306

Transport-Services — 0.5%
FedEx Corp.	14,590	743,215

Web Portals/ISP — 1.2%
Google, Inc., Class A†	5,240	1,773,897

Wireless Equipment — 0.4%
Nokia OYJ ADR	49,390	606,015

Total Long-Term Investment Securities (cost $188,831,088)		144,712,363

		Market
	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 1.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/30/09, to be repurchased 02/02/09 in the amount of $2,514,002 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.13% due 04/08/11 and having approximate value of $2,568,388 (cost $2,514,000)	2,514,000	2,514,000

TOTAL INVESTMENTS (cost $191,345,088)(2)	100.2%	147,226,363
Liabilities in excess of other assets	(0.2)	(252,626)

NET ASSETS	100.0%	$146,973,737

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2009, the aggregate value of these securities was $148,824 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Fundamental Growth Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Computers	9.0%
Wireless Equipment	7.0
Medical-Biomedical/Gene	6.9
Retail-Restaurants	5.2
Retail-Discount	3.0
Web Portals/ISP	3.0
Retail-Regional Department Stores	3.0
Industrial Gases	2.7
Insurance-Property/Casualty	2.7
Energy-Alternate Sources	2.6
Oil Companies-Integrated	2.5
Cable TV	2.5
Retail-Drug Store	2.4
Computers-Memory Devices	2.3
Schools	2.3
Diversified Banking Institutions	2.3
Semiconductor Components-Integrated Circuits	2.2
Medical-Generic Drugs	2.1
Instruments-Scientific	2.1
Networking Products	2.1
Insurance-Multi-line	2.1
Cellular Telecom	1.8
Oil & Gas Drilling	1.7
Time Deposits	1.7
Medical-HMO	1.7
Enterprise Software/Service	1.5
Web Hosting/Design	1.5
Oil Companies-Exploration & Production	1.5
Cosmetics & Toiletries	1.5
Medical Products	1.4
Medical-Drugs	1.3
Aerospace/Defense	1.3
Retail-Building Products	1.3
Retail-Computer Equipment	1.2
Oil Field Machinery & Equipment	1.2
Electronic Components-Semiconductors	1.1
Medical Instruments	0.9
Entertainment Software	0.8
Gold Mining	0.8
Diversified Manufacturing Operations	0.8
Oil-Field Services	0.7
Medical Labs & Testing Services	0.7
Banks-Fiduciary	0.7
Airlines	0.6
Engineering/R&D Services	0.5
Distribution/Wholesale	0.5
Agricultural Chemicals	0.5

99.2%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Fundamental Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.5%
Aerospace/Defense — 1.3%
Lockheed Martin Corp.	20,520	$1,683,461

Agricultural Chemicals — 0.5%
The Mosaic Co.	17,820	635,639

Airlines — 0.6%
UAL Corp.†	74,848	706,565

Banks-Fiduciary — 0.7%
State Street Corp.	38,571	897,547

Cable TV — 2.5%
The DIRECTV Group, Inc.†	148,000	3,241,200

Cellular Telecom — 1.8%
NII Holdings, Inc.†	120,040	2,328,776

Computers — 9.0%
Apple, Inc.†	26,044	2,347,346
Hewlett-Packard Co.	76,510	2,658,723
International Business Machines Corp.	47,670	4,368,955
Research In Motion, Ltd.†	40,040	2,218,216

		11,593,240

Computers-Memory Devices — 2.3%
EMC Corp.†	272,487	3,008,256

Cosmetics & Toiletries — 1.5%
Procter & Gamble Co.	34,110	1,858,995

Distribution/Wholesale — 0.5%
Fastenal Co.	20,000	683,600

Diversified Banking Institutions — 2.3%
JPMorgan Chase & Co.	53,670	1,369,122
The Goldman Sachs Group, Inc.	18,818	1,519,177

		2,888,299

Diversified Manufacturing Operations — 0.8%
ITT Corp.	21,340	966,275

Electronic Components-Semiconductors — 1.1%
Broadcom Corp., Class A†	89,580	1,419,843

Energy-Alternate Sources — 2.6%
First Solar, Inc.†	23,794	3,397,783

Engineering/R&D Services — 0.5%
Foster Wheeler, Ltd	35,010	699,150

Enterprise Software/Service — 1.5%
Oracle Corp.†	113,090	1,903,305

Entertainment Software — 0.8%
Activision Blizzard, Inc.†	121,960	1,068,370

Gold Mining — 0.8%
Newmont Mining Corp	24,950	992,511

Industrial Gases — 2.7%
Praxair, Inc.	56,270	3,503,370

Instruments-Scientific — 2.1%
Thermo Fisher Scientific, Inc.†	75,890	2,726,728

Insurance-Multi-line — 2.1%
MetLife, Inc.	91,900	2,640,287

Insurance-Property/Casualty — 2.7%
The Travelers Cos., Inc.	89,474	3,457,275

Medical Instruments — 0.9%
St. Jude Medical, Inc.†	31,260	1,136,926

Medical Labs & Testing Services — 0.7%
Laboratory Corp. of America Holdings†	15,820	936,544

Medical Products — 1.4%
Covidien, Ltd.	45,320	1,737,569

Medical-Biomedical/Gene — 6.9%
Celgene Corp.†	66,160	3,503,172
Gilead Sciences, Inc.†	105,286	5,345,370

		8,848,542

Medical-Drugs — 1.3%
Abbott Laboratories	30,455	1,688,425

Medical-Generic Drugs — 2.1%
Teva Pharmaceutical Industries, Ltd. ADR	66,120	2,740,674

Medical-HMO — 1.7%
UnitedHealth Group, Inc.	76,850	2,177,161

Networking Products — 2.1%
Cisco Systems, Inc.†	181,210	2,712,714

Oil & Gas Drilling — 1.7%
Transocean, Ltd.†	41,047	2,241,987

Oil Companies-Exploration & Production — 1.5%
Occidental Petroleum Corp.	23,430	1,278,106
Pioneer Natural Resources Co.	42,090	616,198

		1,894,304

Oil Companies-Integrated — 2.5%
Petroleo Brasileiro SA ADR	124,340	3,257,708

Oil Field Machinery & Equipment — 1.2%
National-Oilwell Varco, Inc.†	56,950	1,505,758

Oil-Field Services — 0.7%
Weatherford International, Ltd.†	86,314	952,043

Retail-Building Products — 1.3%
Lowe’s Cos., Inc.	88,500	1,616,895

Retail-Computer Equipment — 1.2%
GameStop Corp., Class A†	61,300	1,519,014

Retail-Discount — 3.0%
Wal-Mart Stores, Inc.	82,380	3,881,746

Retail-Drug Store — 2.4%
CVS Caremark Corp.	113,382	3,047,708

Retail-Regional Department Stores — 3.0%
Kohl’s Corp.†	103,850	3,812,334

Retail-Restaurants — 5.2%
McDonald’s Corp. Senior Notes	74,270	4,309,145
Yum! Brands, Inc.	84,290	2,412,380

		6,721,525

Schools — 2.3%
Apollo Group, Inc., Class A†	35,459	2,888,490

Semiconductor Components-Integrated Circuits — 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	376,510	2,838,885

Web Hosting/Design — 1.5%
Equinix, Inc.†	35,613	1,899,954

SunAmerica Series Trust Fundamental Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Web Portals/ISP — 3.0%
Google, Inc., Class A†	11,270	$3,815,233

Wireless Equipment — 7.0%
American Tower Corp., Class A†	117,781	3,573,476
QUALCOMM, Inc.	156,940	5,422,277

		8,995,753

Total Long-Term Investment Securities (cost $166,139,593)		125,168,367

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Time Deposits — 1.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/02/09 (cost $2,190,000)	$2,190,000	2,190,000

TOTAL INVESTMENTS (cost $168,329,593)(1)	99.2%	127,358,367
Liabilities in excess of other assets	0.8	1,019,710

NET ASSETS	100.0%	$128,378,077

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	8.4%
Computers	5.9
Repurchase Agreements	5.4
Web Portals/ISP	4.2
Beverages-Non-alcoholic	4.1
Medical Products	3.8
Retail-Drug Store	3.1
Oil Companies-Exploration & Production	3.0
Electronic Components-Semiconductors	2.9
Instruments-Scientific	2.7
Wireless Equipment	2.5
Oil Companies-Integrated	2.5
Aerospace/Defense	2.4
Agricultural Chemicals	2.3
Enterprise Software/Service	2.2
Electric Products-Misc.	2.2
Retail-Discount	2.1
Medical-Generic Drugs	2.0
Networking Products	2.0
Cosmetics & Toiletries	2.0
Applications Software	1.9
Medical Instruments	1.6
Medical-HMO	1.6
Commercial Services-Finance	1.5
Medical-Drugs	1.4
Diversified Manufacturing Operations	1.4
Diversified Banking Institutions	1.3
Aerospace/Defense-Equipment	1.3
Retail-Office Supplies	1.2
Electronics-Military	1.2
Retail-Restaurants	1.1
Data Processing/Management	1.1
Finance-Investment Banker/Broker	1.1
Banks-Fiduciary	1.0
Sector Fund — Financial Services	1.0
Medical Labs & Testing Services	1.0
Oil-Field Services	1.0
Transport-Rail	1.0
Investment Management/Advisor Services	1.0
Oil & Gas Drilling	0.9
X-Ray Equipment	0.9
Apparel Manufacturers	0.8
Multimedia	0.7
Retail-Consumer Electronics	0.7
Electronic Forms	0.7
Retail-Regional Department Stores	0.6
Medical-Wholesale Drug Distribution	0.6
Retail-Apparel/Shoe	0.6
Internet Security	0.6
Telecom Equipment-Fiber Optics	0.5
Semiconductor Equipment	0.5
Electronic Measurement Instruments	0.5
Telephone-Integrated	0.5
Entertainment Software	0.5
E-Commerce/Services	0.4
Diversified Minerals	0.4
Finance-Other Services	0.1

99.9%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 93.4%
Aerospace/Defense — 2.4%
Lockheed Martin Corp.	2,900	$237,916
Raytheon Co.	7,000	354,340

		592,256

Aerospace/Defense-Equipment — 1.3%
United Technologies Corp.	6,500	311,935

Agricultural Chemicals — 2.2%
Monsanto Co.	7,284	554,021

Apparel Manufacturers — 0.8%
Coach, Inc.†	13,000	189,800

Applications Software — 1.9%
Microsoft Corp.	26,900	459,990

Banks-Fiduciary — 1.0%
The Bank of New York Mellon Corp.	9,932	255,650

Beverages-Non-alcoholic — 4.1%
PepsiCo, Inc.	20,000	1,004,600

Commercial Services-Finance — 1.5%
Visa, Inc., Class A	7,400	365,190

Computers — 5.9%
Apple, Inc.†	4,750	428,117
Hewlett-Packard Co.	12,800	444,800
International Business Machines Corp.	3,900	357,435
Research In Motion, Ltd.†	3,950	218,830

		1,449,182

Cosmetics & Toiletries — 2.0%
Colgate-Palmolive Co.	3,800	247,152
Procter & Gamble Co.	4,300	234,350

		481,502

Data Processing/Management — 1.1%
Fiserv, Inc.†	8,500	269,875

Diversified Banking Institutions — 1.3%
JPMorgan Chase & Co.	7,000	178,570
The Goldman Sachs Group, Inc.	1,800	145,314

		323,884

Diversified Manufacturing Operations — 1.4%
Danaher Corp.	5,000	279,650
Dover Corp.	2,000	56,560

		336,210

Diversified Minerals — 0.4%
Cia Vale do Rio Doce ADR	7,600	107,236

E-Commerce/Services — 0.4%
eBay, Inc.†	9,300	111,786

Electric Products-Misc. — 2.2%
AMETEK, Inc.	10,100	322,796
Emerson Electric Co.	6,400	209,280

		532,076

Electronic Components-Semiconductors — 2.9%
Broadcom Corp., Class A†	7,700	122,045
Intel Corp.	36,800	474,720
Texas Instruments, Inc.	8,600	128,570

		725,335

Electronic Forms — 0.7%
Adobe Systems, Inc.†	8,400	162,204

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.†	6,600	119,328

Electronics-Military — 1.2%
L-3 Communications Holdings, Inc.	3,700	292,374

Enterprise Software/Service — 2.2%
Oracle Corp.†	32,500	546,975

Entertainment Software — 0.5%
Electronic Arts, Inc.†	7,600	117,344

Finance-Investment Banker/Broker — 1.1%
The Charles Schwab Corp.	19,200	260,928

Finance-Other Services — 0.1%
CME Group, Inc.	186	32,347

Instruments-Scientific — 2.7%
Thermo Fisher Scientific, Inc.†	18,800	675,484

Internet Security — 0.6%
McAfee, Inc.†	4,500	137,205

Investment Management/Advisor Services — 1.0%
Invesco, Ltd.	20,400	240,516

Medical Instruments — 1.6%
Medtronic, Inc.	11,900	398,531

Medical Labs & Testing Services — 1.0%
Laboratory Corp. of America Holdings†	4,200	248,640

Medical Products — 3.8%
Baxter International, Inc.	3,400	199,410
Johnson & Johnson	8,600	496,134
Zimmer Holdings, Inc.†	6,400	232,960

		928,504

Medical-Biomedical/Gene — 8.4%
Amgen, Inc.†	2,400	131,640
Celgene Corp.†	5,900	312,405
Genentech, Inc.†	5,600	454,944
Genzyme Corp.†	6,800	468,656
Gilead Sciences, Inc.†	13,500	685,395

		2,053,040

Medical-Drugs — 1.4%
Abbott Laboratories	6,400	354,816

Medical-Generic Drugs — 2.0%
Mylan, Inc.†	25,200	285,516
Teva Pharmaceutical Industries, Ltd. ADR	4,859	201,406

		486,922

Medical-HMO — 1.6%
UnitedHealth Group, Inc.	13,700	388,121

Medical-Wholesale Drug Distribution — 0.6%
Cardinal Health, Inc.	3,900	146,835

Multimedia — 0.7%
Time Warner, Inc.	18,600	173,538

Networking Products — 2.0%
Cisco Systems, Inc.†	32,200	482,034

Oil & Gas Drilling — 0.9%
Transocean, Ltd.†	3,878	211,816

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Oil Companies-Exploration & Production — 3.0%
Apache Corp.	1,950	$146,250
Devon Energy Corp.	1,750	107,800
Ultra Petroleum Corp.†	3,100	111,073
XTO Energy, Inc.	10,300	382,027

		747,150

Oil Companies-Integrated — 2.5%
Exxon Mobil Corp.	8,000	611,840

Oil-Field Services — 1.0%
Schlumberger, Ltd.	6,050	246,901

Retail-Apparel/Shoe — 0.6%
American Eagle Outfitters, Inc.	16,000	144,160

Retail-Consumer Electronics — 0.7%
Best Buy Co., Inc.	6,000	168,120

Retail-Discount — 2.1%
Target Corp.	4,000	124,800
Wal-Mart Stores, Inc.	8,300	391,096

		515,896

Retail-Drug Store — 3.1%
CVS Caremark Corp.	28,490	765,811

Retail-Office Supplies — 1.2%
Staples, Inc.	18,500	294,890

Retail-Regional Department Stores — 0.6%
Kohl’s Corp.†	4,000	146,840

Retail-Restaurants — 1.1%
McDonald’s Corp.	4,800	278,496

Semiconductor Equipment — 0.5%
ASML Holding NV	7,500	124,050

Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	12,400	125,364

Telephone-Integrated — 0.5%
AT&T, Inc.	4,800	118,176

Transport-Rail — 1.0%
Union Pacific Corp.	5,600	245,224

Web Portals/ISP — 4.2%
Google, Inc., Class A†	3,050	1,032,516

Wireless Equipment — 2.5%
QUALCOMM, Inc.	17,800	614,990

X-Ray Equipment — 0.9%
Hologic, Inc.†	17,950	211,631

Total Common Stock (cost $30,039,556)		22,920,085

EXCHANGE TRADED FUNDS — 1.0%
Sector Fund — Financial Services — 1.0%
Financial Select Sector SPDR Fund (cost $250,445)	27,064	250,071

Total Long-Term Investment Securities (cost $30,290,001)		23,170,156

		Market
	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 5.5%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $1,334,000)	$1,334,000	1,334,000

TOTAL INVESTMENTS (cost $31,624,001)(2)	99.9%	24,504,156
Other assets less liabilities	0.1	28,526

NET ASSETS	100.0%	$24,532,682

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Real Estate Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	64.0%
Real Estate Operations & Development	17.0
Commercial Paper	14.0
Transport-Rail	2.5
Transport-Marine	2.4

99.9%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 81.8%
Real Estate Investment Trusts — 59.9%
Alexandria Real Estate Equities, Inc.	195,000	$11,571,300
American Campus Communities, Inc.	325,000	6,945,250
CBL & Associates Properties, Inc.	121,700	495,319
Cogdell Spencer, Inc.	695,850	5,872,974
Corporate Office Properties Trust	273,700	7,220,206
Cousins Properties, Inc.	694,000	6,669,340
DCT Industrial Trust, Inc.	852,900	3,113,085
Digital Realty Trust, Inc.	313,100	9,987,890
Douglas Emmett, Inc.	360,500	3,352,650
Essex Property Trust, Inc.	87,312	5,766,958
Federal Realty Investment Trust	116,800	5,913,584
First Potomac Realty Trust	255,900	2,118,852
Host Hotels & Resorts, Inc.	350,900	1,887,842
Kilroy Realty Corp.	29,900	683,514
LaSalle Hotel Properties	168,400	1,402,772
Simon Property Group, Inc.	89,700	3,855,306
SL Green Realty Corp.	259,800	4,081,458
Taubman Centers, Inc.	176,800	3,509,480
Ventas, Inc.	306,400	8,539,368

		92,987,148

Real Estate Operations & Development — 17.0%
Brixton PLC(1)	2,103,700	2,618,037
Brookfield Asset Management, Inc., Class A	346,800	5,472,504
Derwent London PLC(1)	257,050	2,224,879
Forest City Enterprises, Inc., Class A	1,006,097	6,801,215
Minerva PLC†(1)	1,180,074	315,963
Mitsui Fudosan Co., Ltd.(1)	148,600	1,913,016
The St. Joe Co.†	288,900	6,948,045

		26,293,659

Transport-Marine — 2.4%
Alexander & Baldwin, Inc.	171,900	3,788,676

Transport-Rail — 2.5%
Burlington Northern Santa Fe Corp.	59,000	3,908,750

Total Common Stock (cost $216,945,953)		126,978,233

PREFERRED STOCK — 2.8%
Real Estate Investment Trusts — 2.8%
AMB Property Corp., Series M 6.75%	93,800	1,573,964
CBL & Associates Properties, Inc., Series D 7.38%	75,800	587,450
Digital Realty Trust, Inc., Series D 5.50%	53,000	1,091,694
Equity Residential Properties, Series E 7.00% (convertible)	13,600	374,000
SL Green Realty Corp., Series C 7.63%	64,500	770,775

Total Preferred Stock (cost $4,122,212)		4,397,883

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CONVERTIBLE BONDS & NOTES — 1.3%
Real Estate Investment Trusts — 1.3%
ProLogis Senior Notes 2.25% due 04/01/37	$3,105,000	$1,633,320
SL Green Realty Corp. Senior Notes 3.00% due 03/30/27*	510,000	315,562

Total Convertible Bonds & Notes (cost $1,718,508)		1,948,882

Total Long-Term Investment Securities (cost $222,786,673)		133,324,998

SHORT-TERM INVESTMENT SECURITIES — 14.0%
Commercial Paper — 14.0%
NATC California LLC 0.40% due 02/02/09	5,000,000	4,999,944
Rabobank USA Financial Corp. 0.15% due 02/02/09	3,728,000	3,727,984
San Paolo IMI US Financial Co. 0.20% due 02/05/09	6,271,000	6,270,861
UBS Finance Delaware LLC 0.20% due 02/02/09	6,750,000	6,749,963

Total Short-Term Investment Securities (cost $21,748,752)		21,748,752

TOTAL INVESTMENTS (cost $244,535,425)(2)	99.9%	155,073,750
Other assets less liabilities	0.1	89,781

NET ASSETS	100.0%	$155,163,531

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2009, the aggregate value of these securities was $315,562 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2009. See Note 4 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

U.S. Government Agencies	6.1%
Insurance-Reinsurance	5.6
Steel-Producers	4.5
Diversified Manufacturing Operations	3.7
Banks-Commercial	3.4
Insurance-Multi-line	3.0
Retail-Apparel/Shoe	2.9
Building-Residential/Commercial	2.9
Transport-Marine	2.8
Building & Construction Products-Misc.	2.5
Home Furnishings	2.5
Electronic Components-Misc.	2.4
Instruments-Controls	2.4
Oil & Gas Drilling	2.3
Metal Processors & Fabrication	2.2
Machine Tools & Related Products	2.1
Insurance Brokers	2.1
Machinery-General Industrial	2.0
Electric-Integrated	1.9
Insurance-Property/Casualty	1.8
Transport-Rail	1.7
Oil-Field Services	1.7
Building-Mobile Home/Manufactured Housing	1.7
Building Products-Wood	1.6
Chemicals-Diversified	1.6
Airlines	1.6
Insurance-Life/Health	1.5
Coatings/Paint	1.5
Gas-Distribution	1.4
Industrial Gases	1.4
Identification Systems	1.4
Retail-Convenience Store	1.4
Building Products-Doors & Windows	1.3
Retail-Discount	1.2
Machinery-Pumps	1.2
Building-Maintenance & Services	1.2
Intimate Apparel	1.1
Transport-Services	1.1
Industrial Automated/Robotic	1.1
Environmental Monitoring & Detection	1.1
Machinery-Electrical	0.9
Paper & Related Products	0.9
Semiconductor Equipment	0.9
Engines-Internal Combustion	0.9
Engineering/R&D Services	0.9
Auto/Truck Parts & Equipment-Original	0.8
Medical Sterilization Products	0.7
Chemicals-Specialty	0.7
Medical Products	0.6
Miscellaneous Manufacturing	0.6
Coal	0.5
Retail-Leisure Products	0.5
Auto-Truck Trailers	0.5
Retail-Hair Salons	0.5
Footwear & Related Apparel	0.5
Retail-Automobile	0.5
Lasers-System/Components	0.5
Electronic Components-Semiconductors	0.4
Computers-Integrated Systems	0.4
Leisure Products	0.4
Retail-Major Department Stores	0.3
Machinery-Construction & Mining	0.2
Internet Infrastructure Equipment	0.2
Power Converter/Supply Equipment	0.2
Retail-Jewelry	0.1
Machinery-Farming	0.1
Oil Field Machinery & Equipment	0.1

100.7%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 94.6%
Airlines — 1.6%
Skywest, Inc.	82,400	$1,289,560

Auto-Truck Trailers — 0.5%
Wabash National Corp.	144,400	407,208

Auto/Truck Parts & Equipment-Original — 0.8%
Autoliv, Inc.	34,200	628,938

Banks-Commercial — 3.4%
Chemical Financial Corp.	55,100	1,256,280
Corus Bankshares, Inc.	73,600	81,696
Peoples Bancorp, Inc.	12,800	128,896
TrustCo Bank Corp. NY	191,800	1,285,060

		2,751,932

Building & Construction Products-Misc. — 2.5%
Gibraltar Industries, Inc.	110,000	1,125,300
Simpson Manufacturing Co., Inc.	46,500	933,255

		2,058,555

Building Products-Doors & Windows — 1.3%
Apogee Enterprises, Inc.	99,900	1,023,975

Building Products-Wood — 1.6%
Universal Forest Products, Inc.	62,200	1,306,200

Building-Maintenance & Services — 1.2%
ABM Industries, Inc.	63,400	941,490

Building-Mobile Home/Manufactured Housing — 1.7%
Monaco Coach Corp.	173,500	100,630
Thor Industries, Inc.	79,000	835,820
Winnebago Industries, Inc.	74,000	409,220

		1,345,670

Building-Residential/Commercial — 2.9%
D.R. Horton, Inc.	98,100	584,676
MDC Holdings, Inc.	36,000	1,103,040
M/I Homes, Inc.	72,100	637,364

		2,325,080

Chemicals-Diversified — 1.6%
Westlake Chemical Corp.	95,300	1,302,751

Chemicals-Specialty — 0.7%
Cabot Corp.	40,000	534,400

Coal — 0.5%
Arch Coal, Inc.	19,100	290,129
CONSOL Energy, Inc.	3,200	87,232
Peabody Energy Corp.	2,700	67,500

		444,861

Coatings/Paint — 1.5%
RPM International, Inc.	100,100	1,232,231

Computers-Integrated Systems — 0.4%
Diebold, Inc.	12,600	312,228

Consumer Products-Misc. — 0.0%
Russ Berrie & Co., Inc.†	11,000	18,810

Diversified Manufacturing Operations — 3.7%
A.O. Smith Corp.	17,300	475,404
Carlisle Cos., Inc.	47,400	884,958
Teleflex, Inc.	16,100	856,198
Trinity Industries, Inc.	67,500	776,925

		2,993,485

Electric-Integrated — 1.9%
NV Energy, Inc.	142,000	1,523,660

Electronic Components-Misc. — 2.4%
Benchmark Electronics, Inc.†	108,000	1,267,920
Gentex Corp.	85,000	713,150

		1,981,070

Electronic Components-Semiconductors — 0.4%
OmniVision Technologies, Inc.†	49,800	333,162

Engineering/R&D Services — 0.9%
EMCOR Group, Inc.†	33,900	698,001

Engines-Internal Combustion — 0.9%
Briggs & Stratton Corp.	47,600	704,004

Environmental Monitoring & Detection — 1.1%
Mine Safety Appliances Co.	45,600	894,672

Financial Guarantee Insurance — 0.0%
Syncora Holdings, Ltd.†	84,800	29,680

Footwear & Related Apparel — 0.5%
Timberland Co., Class A†	35,400	389,046

Gas-Distribution — 1.4%
Atmos Energy Corp.	20,000	491,000
Energen Corp.	23,300	680,593

		1,171,593

Home Furnishings — 2.5%
American Woodmark Corp.	40,600	611,030
Bassett Furniture Industries, Inc.	11,000	36,190
Ethan Allen Interiors, Inc.	61,300	698,207
Hooker Furniture Corp.	70,500	569,640
La-Z-Boy, Inc.	101,300	98,261

		2,013,328

Identification Systems — 1.4%
Brady Corp., Class A	55,500	1,161,060

Industrial Automated/Robotic — 1.1%
Nordson Corp.	29,700	897,237

Industrial Gases — 1.4%
Airgas, Inc.	33,100	1,168,761

Instruments-Controls — 2.4%
Mettler Toledo International, Inc.†	16,200	1,078,596
Watts Water Technologies, Inc., Class A	40,000	891,200

		1,969,796

Insurance Brokers — 2.1%
Arthur J. Gallagher & Co.	39,100	921,587
Erie Indemnity Co., Class A	21,900	776,355

		1,697,942

Insurance-Life/Health — 1.5%
Protective Life Corp.	68,000	563,040
StanCorp Financial Group, Inc.	26,900	694,558

		1,257,598

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Multi-line — 3.0%
American National Insurance Co.	10,000	$558,500
Old Republic International Corp.	182,900	1,887,528

		2,446,028

Insurance-Property/Casualty — 1.8%
RLI Corp.	20,100	1,135,449
Zenith National Insurance Corp.	10,900	305,636

		1,441,085

Insurance-Reinsurance — 5.6%
Aspen Insurance Holdings, Ltd.	71,000	1,569,100
IPC Holdings, Ltd.	63,800	1,637,108
Montpelier Re Holdings, Ltd.	93,800	1,326,332

		4,532,540

Internet Infrastructure Equipment — 0.2%
Avocent Corp.†	12,500	179,375

Intimate Apparel — 1.1%
The Warnaco Group, Inc.†	41,300	935,032

Lasers-System/Components — 0.5%
Rofin-Sinar Technologies, Inc.†	22,000	371,580

Leisure Products — 0.4%
Brunswick Corp.	108,300	301,074

Machine Tools & Related Products — 2.1%
Kennametal, Inc.	54,000	866,160
Lincoln Electric Holdings, Inc.	20,423	840,815

		1,706,975

Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.†	8,100	199,017

Machinery-Electrical — 0.9%
Franklin Electric Co., Inc.	29,800	774,502

Machinery-Farming — 0.1%
CNH Global NV	9,000	72,090

Machinery-General Industrial — 2.0%
Applied Industrial Technologies, Inc.	22,400	353,696
Gardner Denver, Inc.†	20,500	446,285
Roper Industries, Inc.	21,000	863,940

		1,663,921

Machinery-Pumps — 1.2%
Graco, Inc.	44,800	952,896

Medical Products — 0.6%
West Pharmaceutical Services, Inc.	14,700	488,334

Medical Sterilization Products — 0.7%
STERIS Corp.	21,000	558,600

Metal Processors & Fabrication — 2.2%
CIRCOR International, Inc.	12,700	282,575
Mueller Industries, Inc.	64,300	1,293,716
Timken Co.	12,200	181,658

		1,757,949

Miscellaneous Manufacturing — 0.6%
AptarGroup, Inc.	15,600	480,792

Oil & Gas Drilling — 2.3%
Atwood Oceanics, Inc.†	22,000	366,300
Rowan Cos., Inc.	66,500	841,890
Unit Corp.†	25,200	628,488

		1,836,678

Oil Field Machinery & Equipment — 0.1%
CARBO Ceramics, Inc.	2,000	71,900

Oil-Field Services — 1.7%
Global Industries, Ltd.†	118,020	407,169
Helix Energy Solutions Group, Inc.†	45,876	236,261
Oil States International, Inc.†	39,200	717,752

		1,361,182

Paper & Related Products — 0.9%
Glatfelter	75,800	660,218
Mercer International, Inc. †	64,300	82,304

		742,522

Power Converter/Supply Equipment — 0.2%
Powell Industries, Inc.†	7,000	167,160

Retail-Apparel/Shoe — 2.9%
Brown Shoe Co., Inc.	121,100	567,959
Christopher & Banks Corp.	150,000	582,000
Gymboree Corp.†	17,500	428,750
The Men’s Wearhouse, Inc.	65,500	763,075

		2,341,784

Retail-Automobile — 0.5%
Group 1 Automotive, Inc.	39,000	388,830

Retail-Convenience Store — 1.4%
Casey’s General Stores, Inc.	54,300	1,153,875

Retail-Discount — 1.2%
Fred’s, Inc.	80,700	827,982
Tuesday Morning Corp.†	120,000	141,600

		969,582

Retail-Hair Salons — 0.5%
Regis Corp.	35,000	393,750

Retail-Home Furnishings — 0.0%
Pier 1 Imports, Inc.†	78,000	27,300

Retail-Jewelry — 0.1%
Zale Corp.†	89,000	110,360

Retail-Leisure Products — 0.5%
West Marine, Inc.†	86,700	442,170

Retail-Major Department Stores — 0.3%
Saks, Inc.†	114,000	287,280

Semiconductor Equipment — 0.9%
Cohu, Inc.	71,600	714,568

Steel-Producers — 4.5%
Gerdau Ameristeel Corp.	158,500	928,810
Reliance Steel & Aluminum Co.	53,700	1,188,381
Steel Dynamics, Inc.	129,500	1,375,290
United States Steel Corp.	5,000	150,150

		3,642,631

Transport-Marine — 2.8%
General Maritime Corp.	42,210	448,270
Overseas Shipholding Group, Inc.	18,100	646,170

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)
Transport-Marine (continued)

Teekay Corp.	37,300	$653,496
Tidewater, Inc.	12,500	520,125

		2,268,061

Transport-Rail — 1.7%
Genesee & Wyoming, Inc., Class A†	38,800	1,054,196
Kansas City Southern†	19,000	345,040

		1,399,236

Transport-Services — 1.1%
Bristow Group, Inc.†	37,900	916,802

Total Long-Term Investment Securities (cost $127,588,048)		76,905,445

SHORT-TERM INVESTMENT SECURITIES — 6.1%
U.S. Government Agencies — 6.1%
Federal Home Loan Bank Discount Notes 0.10% due 02/02/09 (cost $4,925,999)	$4,926,000	4,925,999

TOTAL INVESTMENTS (cost $132,514,047)(1)	100.7%	81,831,444
Liabilities in excess of other assets	(0.7)	(570,241)

NET ASSETS	100.0%	$81,261,203

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis

See Notes to Financial Statements

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	5.3%
Telecom Services	3.8
Repurchase Agreements	3.7
Finance-Investment Banker/Broker	3.6
Medical-Biomedical/Gene	3.3
Insurance-Multi-line	3.2
Telecommunication Equipment	2.8
Non-Hazardous Waste Disposal	2.7
Consulting Services	2.5
Dialysis Centers	2.4
Schools	2.3
Retail-Restaurants	2.3
Internet Infrastructure Software	2.3
Chemicals-Specialty	2.2
Investment Management/Advisor Services	2.1
Private Corrections	2.0
Hazardous Waste Disposal	2.0
Medical-HMO	2.0
Transport-Truck	2.0
Machinery-General Industrial	1.9
Electronic Connectors	1.9
Publishing-Books	1.7
Commercial Services-Finance	1.7
Engineering/R&D Services	1.6
Industrial Gases	1.6
Veterinary Diagnostics	1.6
Metal Processors & Fabrication	1.5
Entertainment Software	1.4
Electronic Components-Semiconductors	1.4
Retail-Regional Department Stores	1.4
Banks-Fiduciary	1.4
Coatings/Paint	1.3
Dental Supplies & Equipment	1.2
Filtration/Separation Products	1.2
Computers-Memory Devices	1.0
Oil Field Machinery & Equipment	1.0
X-Ray Equipment	1.0
Medical Labs & Testing Services	1.0
Energy-Alternate Sources	1.0
Medical Information Systems	0.9
Toys	0.9
Insurance Brokers	0.9
Pharmacy Services	0.9
Racetracks	0.9
E-Commerce/Products	0.8
Coal	0.8
Oil-Field Services	0.8
Cellular Telecom	0.8
Broadcast Services/Program	0.8
Semiconductor Equipment	0.7
Retail-Major Department Stores	0.7
Web Hosting/Design	0.7
Applications Software	0.7
Industrial Audio & Video Products	0.7
Medical Products	0.7
Networking Products	0.7
Engines-Internal Combustion	0.6
Containers-Metal/Glass	0.6
Electronic Measurement Instruments	0.6
Diversified Financial Services	0.6
Electronic Components-Misc.	0.6
Retail-Bedding	0.5
Machinery-Farming	0.5
Airlines	0.5
Computer Aided Design	0.5
Chemicals-Diversified	0.5
Oil & Gas Drilling	0.4
Machinery-Construction & Mining	0.3
Semiconductor Components-Integrated Circuits	0.3
Enterprise Software/Service	0.2

100.4%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 96.7%
Airlines — 0.5%
Delta Air Lines, Inc.†	80,500	$555,450

Applications Software — 0.7%
Nuance Communications, Inc.†	82,550	813,943

Banks-Fiduciary — 1.4%
Northern Trust Corp.	26,590	1,529,457

Broadcast Services/Program — 0.8%
Discovery Communications, Inc., Class A†	58,200	843,900

Cellular Telecom — 0.8%
Leap Wireless International, Inc.†	35,000	882,000

Chemicals-Diversified — 0.5%
Rockwood Holdings, Inc.†	67,570	507,451

Chemicals-Specialty — 2.2%
Ecolab, Inc.	71,820	2,439,007

Coal — 0.8%
Peabody Energy Corp.	36,010	900,250

Coatings/Paint — 1.3%
The Sherwin-Williams Co.	30,100	1,437,275

Commercial Services-Finance — 1.7%
Mastercard, Inc., Class A	8,670	1,177,213
Morningstar, Inc.†	21,020	728,763

		1,905,976

Computer Aided Design — 0.5%
Ansys, Inc.†	21,042	523,104

Computers-Memory Devices — 1.0%
NetApp, Inc.†	79,000	1,171,570

Consulting Services — 2.5%
FTI Consulting, Inc.†	36,800	1,509,168
SAIC, Inc.†	68,700	1,356,138

		2,865,306

Containers-Metal/Glass — 0.6%
Greif, Inc., Class A	23,800	720,188

Dental Supplies & Equipment — 1.2%
Dentsply International, Inc.	51,010	1,372,679

Dialysis Centers — 2.4%
DaVita, Inc.†	58,080	2,729,760

Diversified Financial Services — 0.6%
IntercontinentalExchange, Inc.†	11,800	671,774

E-Commerce/Products — 0.8%
Amazon.com, Inc.†	15,800	929,356

Electronic Components-Misc. — 0.6%
Gentex Corp.	78,825	661,342

Electronic Components-Semiconductors — 1.4%
Broadcom Corp., Class A†	100,720	1,596,412

Electronic Connectors — 1.9%
Amphenol Corp., Class A	82,100	2,146,915

Electronic Measurement Instruments — 0.6%
FLIR Systems, Inc.†	26,910	671,943

Energy-Alternate Sources — 1.0%
First Solar, Inc.†	6,200	885,360
GT Solar International, Inc.†	53,700	194,931

		1,080,291

Engineering/R&D Services — 1.6%
McDermott International, Inc.†	45,080	467,480
The Shaw Group, Inc.†	48,230	1,340,794

		1,808,274

Engines-Internal Combustion — 0.6%
Cummins, Inc.	30,500	731,390

Enterprise Software/Service — 0.2%
Sybase, Inc.†	9,500	260,554

Entertainment Software — 1.4%
Activision Blizzard, Inc.†	99,900	875,124
Electronic Arts, Inc.†	47,875	739,190

		1,614,314

Filtration/Separation Products — 1.2%
Pall Corp.	50,090	1,305,846

Finance-Investment Banker/Broker — 3.6%
Interactive Brokers Group, Inc., Class A†	56,190	858,021
Investment Technology Group, Inc.†	63,580	1,378,415
Lazard, Ltd., Class A	39,200	1,038,800
TD Ameritrade Holding Corp.†	71,180	800,063

		4,075,299

Hazardous Waste Disposal — 2.0%
Stericycle, Inc.†	45,060	2,204,335

Industrial Audio & Video Products — 0.7%
Dolby Laboratories, Inc., Class A†	31,380	802,073

Industrial Gases — 1.6%
Praxair, Inc.	28,600	1,780,636

Insurance Brokers — 0.9%
AON Corp.	27,400	1,015,170

Insurance-Multi-line — 3.2%
ACE, Ltd.	37,800	1,650,348
HCC Insurance Holdings, Inc.	85,300	1,996,873

		3,647,221

Internet Infrastructure Software — 2.3%
Akamai Technologies, Inc.†	102,900	1,387,092
F5 Networks, Inc.†	51,600	1,143,972

		2,531,064

Investment Management/Advisor Services — 2.1%
Affiliated Managers Group, Inc.†	13,050	524,480
Och Ziff Capital Management	101,220	501,039
T. Rowe Price Group, Inc.	47,430	1,308,119

		2,333,638

Machinery-Construction & Mining — 0.3%
Bucyrus International, Inc.	23,020	356,810

Machinery-Farming — 0.5%
AGCO Corp.†	26,900	572,432

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Machinery-General Industrial — 1.9%
Roper Industries, Inc.	26,510	$1,090,621
Wabtec Corp.	35,400	1,059,522

		2,150,143

Medical Information Systems — 0.9%
Cerner Corp.†	31,270	1,054,424

Medical Labs & Testing Services — 1.0%
Covance, Inc.†	28,080	1,083,888

Medical Products — 0.7%
Zimmer Holdings, Inc.†	21,300	775,320

Medical-Biomedical/Gene — 3.3%
Celgene Corp.†	28,500	1,509,075
Illumina, Inc.†	55,020	1,505,347
Myriad Genetics, Inc.†	9,600	715,872

		3,730,294

Medical-HMO — 2.0%
Humana, Inc.†	57,920	2,196,906

Metal Processors & Fabrication — 1.5%
Precision Castparts Corp.	26,070	1,693,246

Networking Products — 0.7%
Juniper Networks, Inc.†	52,200	739,152

Non-Hazardous Waste Disposal — 2.7%
Waste Connections, Inc.†	102,740	2,981,515

Oil & Gas Drilling — 0.4%
Helmerich & Payne, Inc.	22,310	501,083

Oil Companies-Exploration & Production — 5.3%
Cabot Oil & Gas Corp.	57,600	1,583,424
Forest Oil Corp.†	91,930	1,378,950
Southwestern Energy Co.†	92,780	2,936,487

		5,898,861

Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	48,950	1,133,682

Oil-Field Services — 0.8%
Oceaneering International, Inc.†	25,760	887,690

Pharmacy Services — 0.9%
Express Scripts, Inc.†	18,000	967,680

Private Corrections — 2.0%
Corrections Corp. of America†	165,230	2,276,869

Publishing-Books — 1.7%
John Wiley & Sons, Inc., Class A	54,820	1,942,273

Racetracks — 0.9%
Penn National Gaming, Inc.†	51,700	964,205

Retail-Bedding — 0.5%
Bed Bath & Beyond, Inc.†	26,600	617,918

Retail-Major Department Stores — 0.7%
J.C. Penney Co., Inc.	50,200	840,850

Retail-Regional Department Stores — 1.4%
Kohl’s Corp.†	42,500	1,560,175

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Retail-Restaurants — 2.3%
Darden Restaurants, Inc.	41,100	1,077,642
Panera Bread Co., Class A†	17,600	826,848
Tim Hortons, Inc.	26,012	639,115

		2,543,605

Schools — 2.3%
ITT Educational Services, Inc.†	15,700	1,923,407
Strayer Education, Inc.	3,200	692,576

		2,615,983

Semiconductor Components-Integrated Circuits — 0.3%
Marvell Technology Group, Ltd.†	40,000	291,600

Semiconductor Equipment — 0.7%
KLA-Tencor Corp.	41,960	840,878

Telecom Services — 3.8%
Amdocs, Ltd.†	161,800	2,737,656
TW Telecom, Inc.†	198,660	1,519,749

		4,257,405

Telecommunication Equipment — 2.8%
CommScope, Inc.†	70,700	1,019,494
Harris Corp.	48,390	2,094,803

		3,114,297

Toys — 0.9%
Mattel, Inc.	73,700	1,045,803

Transport-Truck — 2.0%
Landstar System, Inc.	61,100	2,191,657

Veterinary Diagnostics — 1.6%
VCA Antech, Inc.†	93,510	1,759,858

Web Hosting/Design — 0.7%
Equinix, Inc.†	15,700	837,595

X-Ray Equipment — 1.0%
Hologic, Inc.†	95,604	1,127,171

Total Long-Term Investment Securities (cost $159,484,897)		108,616,431

REPURCHASE AGREEMENT — 3.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/30/09, to be repurchased 02/02/09 in the amount of $4,141,003 and collateralized by $3,885,000 of Federal Home Loan Mtg. Corp. Notes bearing interest at 5.13% due 04/18/11 and having an approximate value of $4,228,046 (cost $4,141,000)	$4,141,000	4,141,000

TOTAL INVESTMENTS (cost $163,625,897)(1)	100.4%	112,757,431
Liabilities in excess of other assets	(0.4)	(452,250)

NET ASSETS	100.0%	$112,305,181

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Repurchase Agreements	7.1%
Food-Misc.	5.4
Medical-Generic Drugs	3.5
Oil Companies-Exploration & Production	3.3
Electric-Integrated	3.0
Diversified Manufacturing Operations	3.0
Retail-Restaurants	3.0
Finance-Investment Banker/Broker	2.9
Aerospace/Defense-Equipment	2.7
Machinery-Construction & Mining	2.6
Oil Companies-Integrated	2.5
Semiconductor Components-Integrated Circuits	2.5
Silver Mining	2.3
Chemicals-Diversified	2.3
Electronic Components-Semiconductors	2.2
Applications Software	2.2
Retail-Apparel/Shoe	2.2
Therapeutics	2.0
Hazardous Waste Disposal	2.0
Oil & Gas Drilling	1.9
Apparel Manufacturers	1.8
Enterprise Software/Service	1.6
Schools	1.6
Medical Instruments	1.6
Medical-Biomedical/Gene	1.6
Semiconductor Equipment	1.5
Telecommunication Equipment	1.5
Engines-Internal Combustion	1.5
Electric Products-Misc.	1.4
Metal Processors & Fabrication	1.4
Medical-Drugs	1.4
Internet Security	1.4
Containers-Paper/Plastic	1.3
Food-Wholesale/Distribution	1.3
Agricultural Chemicals	1.3
Insurance-Multi-line	1.2
Food-Canned	1.2
Wireless Equipment	1.1
Telephone-Integrated	1.1
Instruments-Scientific	1.0
Transport-Rail	1.0
Retail-Discount	1.0
Athletic Footwear	1.0
Data Processing/Management	1.0
Entertainment Software	1.0
Casino Services	1.0
Telecom Services	1.0
Steel-Producers	0.9
Footwear & Related Apparel	0.9
Networking Products	0.9
Industrial Audio & Video Products	0.9
Investment Management/Advisor Services	0.8
Casino Hotels	0.8
Electric-Generation	0.8
Vitamins & Nutrition Products	0.4

99.8%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 92.7%
Aerospace/Defense-Equipment — 2.7%
Argon ST, Inc.†	29,700	$568,458
Goodrich Corp.	22,500	869,850

		1,438,308

Agricultural Chemicals — 1.3%
Potash Corp. of Saskatchewan	9,100	681,226

Apparel Manufacturers — 1.8%
Coach, Inc.†	64,200	937,320

Applications Software — 2.2%
Citrix Systems, Inc.†	24,100	507,064
Intuit, Inc.†	29,000	656,850

		1,163,914

Athletic Footwear — 1.0%
NIKE, Inc., Class B	11,600	524,900

Casino Hotels — 0.8%
Wynn Resorts, Ltd.†	15,000	451,200

Casino Services — 1.0%
International Game Technology	48,600	515,160

Chemicals-Diversified — 2.3%
E.I. du Pont de Nemours & Co.	32,600	748,496
Olin Corp.	32,400	455,220

		1,203,716

Containers-Paper/Plastic — 1.3%
Pactiv Corp.†	33,000	713,460

Data Processing/Management — 1.0%
Fiserv, Inc.†	16,500	523,875

Diversified Manufacturing Operations — 3.0%
ITT Corp.	18,000	815,040
Pentair, Inc.	34,100	779,867

		1,594,907

Electric Products-Misc. — 1.4%
AMETEK, Inc.	24,200	773,432

Electric-Generation — 0.8%
The AES Corp.†	52,100	412,111

Electric-Integrated — 3.0%
FPL Group, Inc.	13,200	680,460
PG&E Corp.	24,000	928,080

		1,608,540

Electronic Components-Semiconductors — 2.2%
Intersil Corp., Class A	65,600	610,736
Monolithic Power Systems, Inc.†	46,299	562,533

		1,173,269

Engines-Internal Combustion — 1.5%
Cummins, Inc.	32,500	779,350

Enterprise Software/Service — 1.6%
ManTech International Corp., Class A†	16,300	874,169

Entertainment Software — 1.0%
Electronic Arts, Inc.†	33,900	523,416

Finance-Investment Banker/Broker — 2.9%
TD Ameritrade Holding Corp.†	69,500	781,180
The Charles Schwab Corp.	55,000	747,450

		1,528,630

Food-Canned — 1.2%
Treehouse Foods, Inc.†	24,200	638,638

Food-Misc. — 5.4%
American Italian Pasta Co., Class A†	39,913	942,745
Cal-Maine Foods, Inc.	44,946	1,217,138
Ralcorp Holdings, Inc.†	11,800	698,796

		2,858,679

Food-Wholesale/Distribution — 1.3%
Spartan Stores, Inc.	38,200	709,756

Footwear & Related Apparel — 0.9%
Deckers Outdoor Corp.†	9,000	470,160

Hazardous Waste Disposal — 2.0%
Stericycle, Inc.†	21,500	1,051,780

Industrial Audio & Video Products — 0.9%
Dolby Laboratories, Inc., Class A†	18,000	460,080

Instruments-Scientific — 1.0%
FEI Co.†	29,800	542,360

Insurance-Multi-line — 1.2%
MetLife, Inc.	22,900	657,917

Internet Security — 1.4%
McAfee, Inc.†	24,400	743,956

Investment Management/Advisor Services — 0.8%
T. Rowe Price Group, Inc.	16,500	455,070

Machinery-Construction & Mining — 2.6%
Bucyrus International, Inc.	42,900	664,950
Joy Global, Inc.	35,500	739,465

		1,404,415

Medical Instruments — 1.6%
Beckman Coulter, Inc.	16,800	835,296

Medical-Biomedical/Gene — 1.6%
Genzyme Corp.†	12,100	833,932

Medical-Drugs — 1.4%
Cephalon, Inc.†	9,900	764,082

Medical-Generic Drugs — 3.5%
Mylan, Inc.†	92,700	1,050,291
Perrigo Co.	26,900	789,515

		1,839,806

Metal Processors & Fabrication — 1.4%
Precision Castparts Corp.	11,800	766,410

Networking Products — 0.9%
Juniper Networks, Inc.†	33,200	470,112

Oil & Gas Drilling — 1.9%
Transocean, Ltd.†	18,500	1,010,470

Oil Companies-Exploration & Production — 3.3%
Range Resources Corp.	23,700	849,408
Southwestern Energy Co.†	28,500	902,025

		1,751,433

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Oil Companies-Integrated — 2.5%
Hess Corp.	9,800	$544,978
Murphy Oil Corp.	18,400	812,912

		1,357,890

Retail-Apparel/Shoe — 2.2%
American Eagle Outfitters, Inc.	75,000	675,750
The Children’s Place Retail Stores, Inc.†	25,488	479,429

		1,155,179

Retail-Discount — 1.0%
Dollar Tree, Inc.†	12,300	525,333

Retail-Restaurants — 3.0%
Burger King Holdings, Inc.	36,700	816,575
Yum! Brands, Inc.	26,700	764,154

		1,580,729

Schools — 1.6%
Apollo Group, Inc., Class A†	10,600	863,476

Semiconductor Components-Integrated Circuits — 2.5%
Marvell Technology Group, Ltd.†	125,100	911,979
Maxim Integrated Products, Inc.	29,800	394,254

		1,306,233

Semiconductor Equipment — 1.5%
ASML Holding NV	49,800	823,692

Silver Mining — 2.3%
Pan American Silver Corp.†	67,300	1,224,187

Steel-Producers — 0.9%
Steel Dynamics, Inc.	44,600	473,652

Telecom Services — 1.0%
Amdocs, Ltd.†	30,400	514,368

Telecommunication Equipment — 1.5%
Harris Corp.	18,400	796,536

Telephone-Integrated — 1.1%
Windstream Corp.	65,600	569,408

Therapeutics — 2.0%
BioMarin Pharmaceutical, Inc.†	55,500	1,068,930

Transport-Rail — 1.0%
Union Pacific Corp.	12,300	538,617

Vitamins & Nutrition Products — 0.4%
NBTY, Inc.†	10,400	196,248

Wireless Equipment — 1.1%
American Tower Corp., Class A†	19,600	594,664

Total Long-Term Investment Securities (cost $50,326,895)		49,274,397

		Market
	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 7.1%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $3,785,000)	$3,785,000	3,785,000

TOTAL INVESTMENTS (cost $54,111,895)(2)	99.8%	53,059,397
Other assets less liabilities	0.2	121,966

NET ASSETS	100.0%	$53,181,363

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Repurchase Agreements	9.3%
Medical-Biomedical/Gene	6.1
Oil Companies-Exploration & Production	3.8
Commercial Services-Finance	3.6
Schools	3.6
Medical Instruments	3.3
Medical Products	3.2
Enterprise Software/Service	2.6
Diagnostic Equipment	2.1
Insurance-Property/Casualty	2.0
Medical-Drugs	1.9
Human Resources	1.9
Applications Software	1.8
Cosmetics & Toiletries	1.8
Telecommunication Equipment	1.6
Aerospace/Defense	1.5
Medical-Generic Drugs	1.5
Consulting Services	1.5
Retail-Restaurants	1.5
Electronic Measurement Instruments	1.4
Networking Products	1.4
Internet Infrastructure Software	1.3
Distribution/Wholesale	1.3
Medical Information Systems	1.2
Casino Services	1.1
Instruments-Controls	1.1
Internet Content-Entertainment	1.0
Electric-Transmission	1.0
Transactional Software	0.9
Web Hosting/Design	0.9
Banks-Commercial	0.8
Food-Canned	0.8
Printing-Commercial	0.8
Oil Field Machinery & Equipment	0.8
Consumer Products-Misc.	0.8
Physical Therapy/Rehabilitation Centers	0.8
E-Commerce/Services	0.8
Therapeutics	0.8
Electric Products-Misc.	0.8
Food-Misc.	0.8
Pharmacy Services	0.8
Data Processing/Management	0.8
Medical Labs & Testing Services	0.8
Non-Hazardous Waste Disposal	0.8
Retail-Computer Equipment	0.8
Patient Monitoring Equipment	0.8
Hazardous Waste Disposal	0.7
Insurance-Reinsurance	0.7
Diagnostic Kits	0.7
Toys	0.7
Computers-Periphery Equipment	0.7
Private Corrections	0.7
Alternative Waste Technology	0.7
Cellular Telecom	0.7
Food-Wholesale/Distribution	0.7
Engineering/R&D Services	0.7
Aerospace/Defense-Equipment	0.7
Building-Heavy Construction	0.7
Motion Pictures & Services	0.6
Entertainment Software	0.6
Machinery-General Industrial	0.6
Internet Application Software	0.6
Wireless Equipment	0.6
E-Marketing/Info	0.6
Semiconductor Equipment	0.5
Computer Services	0.5
Audio/Video Products	0.5
Beverages-Non-alcoholic	0.5
Medical-Outpatient/Home Medical	0.5
Telecom Equipment-Fiber Optics	0.5
Containers-Metal/Glass	0.5
Disposable Medical Products	0.5
Oil-Field Services	0.5
Computers-Integrated Systems	0.5
Identification Systems	0.5
Finance-Investment Banker/Broker	0.5
Telecom Services	0.5
Finance-Commercial	0.4
Research & Development	0.4
Retail-Apparel/Shoe	0.4
Power Converter/Supply Equipment	0.4
Satellite Telecom	0.4
Footwear & Related Apparel	0.3

100.8%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 91.5%
Aerospace/Defense — 1.5%
Aerovironment, Inc.†	12,500	$463,250
TransDigm Group, Inc.†	16,300	555,504

		1,018,754

Aerospace/Defense-Equipment — 0.7%
Orbital Sciences Corp.†	26,400	442,728

Alternative Waste Technology — 0.7%
Calgon Carbon Corp.†	37,300	468,861

Applications Software — 1.8%
Citrix Systems, Inc.†	18,700	393,448
Nuance Communications, Inc.†	50,700	499,902
Quest Software, Inc.†	26,100	325,467

		1,218,817

Audio/Video Products — 0.5%
Tivo, Inc.†	48,100	345,839

Banks-Commercial — 0.8%
Signature Bank†	21,300	547,197

Beverages-Non-alcoholic — 0.5%
Hansen Natural Corp.†	9,800	328,300

Building-Heavy Construction — 0.7%
KHD Humboldt Wedag International, Ltd.†	44,400	440,892

Casino Services — 1.1%
Bally Technologies, Inc.†	21,600	436,104
Scientific Games Corp., Class A†	25,100	315,507

		751,611

Cellular Telecom — 0.7%
Syniverse Holdings, Inc.†	34,000	461,040

Commercial Services-Finance — 3.6%
Bankrate, Inc.†	15,300	510,408
Lender Processing Services, Inc.	25,200	653,184
Net 1 UEPS Technologies, Inc.†	70,000	940,100
Riskmetrics Group, Inc.†	20,419	262,588

		2,366,280

Computer Services — 0.5%
CACI International, Inc., Class A†	7,900	356,685

Computers-Integrated Systems — 0.5%
Riverbed Technology, Inc.†	30,700	311,605

Computers-Periphery Equipment — 0.7%
Synaptics, Inc.†	20,500	483,185

Consulting Services — 1.5%
Huron Consulting Group, Inc.†	9,800	489,804
Watson Wyatt Worldwide, Inc., Class A	11,000	511,500

		1,001,304

Consumer Products-Misc. — 0.8%
The Scotts Miracle-Gro Co., Class A	16,100	518,742

Containers-Metal/Glass — 0.5%
Greif, Inc., Class A	10,700	323,782

Cosmetics & Toiletries — 1.8%
Alberto-Culver Co.	19,900	486,754
Chattem, Inc.†	10,300	696,280

		1,183,034

Data Processing/Management — 0.8%
Broadridge Financial Solutions, Inc.	37,700	508,573

Diagnostic Equipment — 2.1%
Gen-Probe, Inc.†	15,900	715,818
Immucor, Inc.†	23,812	659,831

		1,375,649

Diagnostic Kits — 0.7%
Meridian Bioscience, Inc.	23,100	491,106

Disposable Medical Products — 0.5%
ICU Medical, Inc.†	10,600	323,406

Distribution/Wholesale — 1.3%
Fossil, Inc.†	29,500	340,430
Owens & Minor, Inc.	13,000	517,010

		857,440

E-Commerce/Services — 0.8%
NetFlix, Inc.†	14,300	516,802

E-Marketing/Info — 0.6%
comScore, Inc.†	29,700	374,517

Electric Products-Misc. — 0.8%
GrafTech International, Ltd.†	64,400	515,844

Electric-Transmission — 1.0%
ITC Holdings Corp.	16,000	671,680

Electronic Measurement Instruments — 1.4%
FLIR Systems, Inc.†	14,000	349,580
Itron, Inc.†	9,400	613,820

		963,400

Engineering/R&D Services — 0.7%
Stanley, Inc.†	15,000	453,900

Enterprise Software/Service — 2.6%
Informatica Corp.†	38,400	489,984
ManTech International Corp., Class A†	9,100	488,033
Sybase, Inc.†	27,800	759,218

		1,737,235

Entertainment Software — 0.6%
UBISOFT Entertainment†(1)	27,800	393,889

Finance-Commercial — 0.4%
CIT Group, Inc.	100,600	280,674

Finance-Investment Banker/Broker — 0.5%
LaBranche & Co., Inc.†	44,920	308,151

Food-Canned — 0.8%
Treehouse Foods, Inc.†	20,300	535,717

Food-Misc. — 0.8%
Ralcorp Holdings, Inc.†	8,700	515,214

Food-Wholesale/Distribution — 0.7%
United Natural Foods, Inc.†	29,400	456,876

Footwear & Related Apparel — 0.3%
Deckers Outdoor Corp.†	4,200	219,408

Hazardous Waste Disposal — 0.7%
Clean Harbors, Inc.†	9,300	497,643

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Human Resources — 1.9%
Emergency Medical Services Corp., Class A†	22,100	$740,792
Resources Connection, Inc.†	35,700	516,579

		1,257,371

Identification Systems — 0.5%
Cogent, Inc.†	26,700	310,788

Instruments-Controls — 1.1%
Mettler Toledo International, Inc.†	6,050	402,809
Woodward Governor Co.	14,800	304,436

		707,245

Insurance-Property/Casualty — 2.0%
FPIC Insurance Group, Inc.†	8,300	323,119
ProAssurance Corp.†	10,100	477,326
Tower Group, Inc.	21,600	541,512

		1,341,957

Insurance-Reinsurance — 0.7%
Aspen Insurance Holdings, Ltd.	22,300	492,830

Internet Application Software — 0.6%
Cybersource Corp.†	32,600	388,918

Internet Content-Entertainment — 1.0%
Shanda Interactive Entertainment, Ltd. ADR†	23,900	695,490

Internet Infrastructure Software — 1.3%
AsiaInfo Holdings, Inc.†	43,400	378,882
F5 Networks, Inc.†	21,600	478,872

		857,754

Machinery-General Industrial — 0.6%
Wabtec Corp.	13,100	392,083

Medical Information Systems — 1.2%
Athenahealth, Inc.†	10,000	360,800
Quality Systems, Inc.	12,600	469,728

		830,528

Medical Instruments — 3.3%
Genomic Health, Inc.†	26,600	569,240
NuVasive, Inc.†	17,200	642,248
Techne Corp.	8,900	533,733
Thoratec Corp.†	15,900	460,623

		2,205,844

Medical Labs & Testing Services — 0.8%
Genoptix, Inc.†	14,900	505,110

Medical Products — 3.2%
Haemonetics Corp.†	11,100	656,565
Luminex Corp.†	17,000	346,290
PSS World Medical, Inc.†	37,900	601,852
Wright Medical Group, Inc.†	25,500	528,870

		2,133,577

Medical-Biomedical/Gene — 6.1%
Acorda Therapeutics, Inc.†	20,900	512,677
Alexion Pharmaceuticals, Inc.†	15,600	575,172
Alnylam Pharmaceuticals, Inc.†	15,700	331,113
Bio-Rad Laboratories, Inc., Class A†	5,100	324,054
Exelixis, Inc.†	67,600	333,268
Illumina, Inc.†	11,200	306,432
Myriad Genetics, Inc.†	7,300	544,361
OSI Pharmaceuticals, Inc.†	11,100	395,160
Sequenom, Inc.†	14,500	321,320
United Therapeutics Corp.†	5,350	363,533

		4,007,090

Medical-Drugs — 1.9%
Auxilium Pharmaceuticals, Inc.†	16,500	504,240
Rigel Pharmaceuticals, Inc.†	44,700	312,453
ViroPharma, Inc.†	39,400	472,800

		1,289,493

Medical-Generic Drugs — 1.5%
Perrigo Co.	22,800	669,180
Watson Pharmaceuticals, Inc.†	12,200	332,816

		1,001,996

Medical-Outpatient/Home Medical — 0.5%
Amsurg Corp.†	16,600	325,194

Motion Pictures & Services — 0.6%
DreamWorks Animation SKG, Inc., Class A†	19,100	419,245

Networking Products — 1.4%
Polycom, Inc.†	25,200	354,060
Starent Networks Corp.†	37,300	548,310

		902,370

Non-Hazardous Waste Disposal — 0.8%
Waste Connections, Inc.†	17,400	504,948

Oil Companies-Exploration & Production — 3.8%
Arena Resources, Inc.†	20,000	487,200
Cabot Oil & Gas Corp.	19,200	527,808
Comstock Resources, Inc.†	12,600	480,438
Concho Resources, Inc.†	21,100	532,142
Penn Virginia Corp.	23,300	479,980

		2,507,568

Oil Field Machinery & Equipment — 0.8%
CARBO Ceramics, Inc.	14,800	532,060

Oil-Field Services — 0.5%
Core Laboratories NV	4,800	322,512

Patient Monitoring Equipment — 0.8%
Masimo Corp.†	18,100	502,637

Pharmacy Services — 0.8%
Catalyst Health Solutions, Inc.†	23,200	510,864

Physical Therapy/Rehabilitation Centers — 0.8%
Psychiatric Solutions, Inc.†	19,900	517,400

Power Converter/Supply Equipment — 0.4%
Energy Conversion Devices, Inc.†	10,300	259,251

Printing-Commercial — 0.8%
VistaPrint, Ltd.†	23,300	533,570

Private Corrections — 0.7%
The Geo Group, Inc.†	31,810	470,788

Research & Development — 0.4%
Exponent, Inc.†	10,950	268,494

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Retail-Apparel/Shoe — 0.4%
The Children’s Place Retail Stores, Inc.†	14,000	$263,340

Retail-Computer Equipment — 0.8%
GameStop Corp., Class A†	20,300	503,034

Retail-Restaurants — 1.5%
Jack in the Box, Inc.†	23,400	528,606
Wendy’s/Arby’s Group, Inc., Class A	92,300	465,192

		993,798

Satellite Telecom — 0.4%
GeoEye, Inc.†	14,700	253,575

Schools — 3.6%
American Public Education, Inc.†	14,700	575,652
Capella Education Co.†	9,200	509,036
New Oriental Education & Technology Group, Inc. ADR†	13,500	645,840
Strayer Education, Inc.	2,900	627,647

		2,358,175

Semiconductor Equipment — 0.5%
Tessera Technologies, Inc.†	30,900	363,384

Telecom Equipment-Fiber Optics — 0.5%
Harmonic, Inc.†	63,100	324,965

Telecom Services — 0.5%
NTELOS Holdings Corp.	14,000	302,960

Telecommunication Equipment — 1.6%
Comtech Telecommunications Corp.†	16,200	628,560
Nice Systems, Ltd. ADR†	22,100	424,099

		1,052,659

Therapeutics — 0.8%
BioMarin Pharmaceutical, Inc.†	26,800	516,168

Toys — 0.7%
Marvel Entertainment, Inc.†	17,700	486,927

Transactional Software — 0.9%
Solera Holdings, Inc.†	25,300	609,477

Web Hosting/Design — 0.9%
Equinix, Inc.†	10,900	581,515

Wireless Equipment — 0.6%
InterDigital, Inc.†	11,700	378,261

Total Long-Term Investment Securities (cost $69,429,114)		60,548,993

		Market
	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 9.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/30/09, to be repurchased 02/02/09 in the amount of $6,143,005 and collateralized by $5,760,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.13% due 04/18/11 and having an approximate value of $6,268,608 (cost $6,143,000)	$6,143,000	6,143,000

TOTAL INVESTMENTS (cost $75,572,114)(2)	100.8%	66,691,993
Liabilities in excess of other assets	(0.8)	(534,322)

NET ASSETS	100.0%	$66,157,671

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Marsico Focused Growth Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Retail-Restaurants	11.5%
Aerospace/Defense	10.2
Medical-Biomedical/Gene	9.6
Commercial Services-Finance	9.0
Transport-Rail	6.7
Retail-Discount	6.2
Repurchase Agreements	5.0
Retail-Drug Store	5.0
Agricultural Chemicals	5.0
Diversified Banking Institutions	4.0
Retail-Building Products	3.6
Oil & Gas Drilling	3.5
Computers	3.2
Banks-Super Regional	3.1
Casino Hotels	3.0
Wireless Equipment	2.5
Banks-Commercial	2.0
Web Portals/ISP	2.0
Medical-Drugs	1.8
Medical Products	1.5
Industrial Gases	1.0
Oil Companies-Integrated	1.0
Enterprise Software/Service	0.4

100.8%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Marsico Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 95.8%
Aerospace/Defense — 10.2%
General Dynamics Corp.	49,657	$2,817,042
Lockheed Martin Corp.	47,485	3,895,669

		6,712,711

Agricultural Chemicals — 5.0%
Monsanto Co.	43,204	3,286,096

Banks-Commercial — 2.0%
Industrial & Commercial Bank of China(2)	3,157,000	1,342,435

Banks-Super Regional — 3.1%
US Bancorp	69,828	1,036,247
Wells Fargo & Co.	54,114	1,022,755

		2,059,002

Casino Hotels — 3.0%
Las Vegas Sands Corp.†	173,410	893,061
Wynn Resorts, Ltd.†	36,098	1,085,828

		1,978,889

Commercial Services-Finance — 9.0%
Mastercard, Inc., Class A	16,383	2,224,484
Visa, Inc., Class A	74,975	3,700,016

		5,924,500

Computers — 3.2%
Apple, Inc.†	23,730	2,138,785

Diversified Banking Institutions — 4.0%
The Goldman Sachs Group, Inc.	33,053	2,668,369

Enterprise Software/Service — 0.4%
Oracle Corp.†	16,469	277,173

Industrial Gases — 1.0%
Air Products & Chemicals, Inc.	13,144	661,143

Medical Products — 1.5%
Johnson & Johnson	17,051	983,672

Medical-Biomedical/Gene — 9.6%
Genentech, Inc.†	59,555	4,838,249
Gilead Sciences, Inc.†	28,995	1,472,076

		6,310,325

Medical-Drugs — 1.8%
Abbott Laboratories	8,166	452,723
Schering-Plough Corp.	41,952	736,677

		1,189,400

Oil & Gas Drilling — 3.5%
Transocean, Ltd.†	42,196	2,304,746

Oil Companies-Integrated — 1.0%
Petroleo Brasileiro SA ADR	24,537	642,870

Retail-Building Products — 3.6%
Lowe’s Cos., Inc.	131,444	2,401,482

Retail-Discount — 6.2%
Target Corp.	49,864	1,555,757
Wal-Mart Stores, Inc.	53,944	2,541,841

		4,097,598

Retail-Drug Store — 5.0%
CVS Caremark Corp.	122,399	3,290,085

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Retail-Restaurants — 11.5%
McDonald’s Corp.	130,658	7,580,777

Transport-Rail — 6.7%
Norfolk Southern Corp.	34,095	1,307,884
Union Pacific Corp.	70,309	3,078,831

		4,386,715

Web Portals/ISP — 2.0%
Google, Inc., Class A†	3,943	1,334,824

Wireless Equipment — 2.5%
QUALCOMM, Inc.	46,799	1,616,906

Total Long-Term Investment Securities (cost $73,515,061)		63,188,503

REPURCHASE AGREEMENT — 5.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/30/09, to be repurchased 02/02/09 in the amount of $3,312,003 and collateralized by Federal Home Loan Mtg. Corp. Notes bearing interest at 5.13% due 04/18/11 and having an approximate value of $3,379,172 (cost $3,312,000)	$3,312,000	3,312,000

TOTAL INVESTMENTS (cost $76,827,061)(1)	100.8%	66,500,503
Liabilities in excess of other assets	(0.8)	(517,860)

NET ASSETS	100.0%	$65,982,643

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Security was valued using fair value procedures at January 31, 2009. See Note 2 regarding fair value procedures for foreign equity securities.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Technology Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Computers	13.4%
Wireless Equipment	11.5
Repurchase Agreements	11.1
Enterprise Software/Service	9.3
Applications Software	7.1
Computer Services	6.4
Internet Security	5.4
Semiconductor Components-Integrated Circuits	4.5
Electronic Components-Semiconductors	4.3
Web Portals/ISP	3.1
Computers-Memory Devices	2.9
Electronic Forms	2.7
Web Hosting/Design	2.1
Telecommunication Equipment	1.9
Telecom Services	1.9
Medical-Biomedical/Gene	1.6
Electronic Measurement Instruments	1.5
Data Processing/Management	1.4
Educational Software	1.2
Instruments-Scientific	1.1
Electronic Design Automation	1.0
Medical Instruments	1.0
Schools	1.0
Telecom Equipment-Fiber Optics	1.0
Semiconductor Equipment	0.9
Internet Application Software	0.9
Entertainment Software	0.8
Toys	0.7
Consulting Services	0.7
Computers-Periphery Equipment	0.6
Internet Infrastructure Software	0.6
Networking Products	0.4
Medical Labs & Testing Services	0.3

104.3%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Technology Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 93.2%
Applications Software — 7.1%
Check Point Software Technologies, Ltd.†	7,880	$178,640
Citrix Systems, Inc.†	10,395	218,711
Intuit, Inc.†	14,400	326,160
Microsoft Corp.	20,740	354,654
Nuance Communications, Inc.†	31,330	308,914
Salesforce.com, Inc.†	7,650	203,566

		1,590,645

Computer Services — 6.4%
Accenture, Ltd., Class A	13,730	433,319
Affiliated Computer Services, Inc., Class A†	12,770	585,632
Cognizant Technology Solutions Corp., Class A†	22,580	422,924

		1,441,875

Computers — 13.4%
Apple, Inc.†	18,344	1,653,345
Hewlett-Packard Co.	9,910	344,373
International Business Machines Corp.	5,010	459,166
Research In Motion, Ltd.†	10,000	554,000

		3,010,884

Computers-Memory Devices — 2.9%
EMC Corp.†	28,390	313,426
NetApp, Inc.†	22,710	336,789

		650,215

Computers-Periphery Equipment — 0.6%
Synaptics, Inc.†	6,230	146,841

Consulting Services — 0.7%
FTI Consulting, Inc.†	3,850	157,889

Data Processing/Management — 1.4%
Fiserv, Inc.†	9,640	306,070

Educational Software — 1.2%
Blackboard, Inc.†	10,779	273,894

Electronic Components-Semiconductors — 4.3%
Altera Corp.	18,880	290,374
Broadcom Corp., Class A†	13,130	208,111
Intersil Corp., Class A	23,640	220,088
MEMC Electronic Materials, Inc.†	8,470	115,192
Microsemi Corp.†	15,450	129,780

		963,545

Electronic Design Automation — 1.0%
Synopsys, Inc.†	12,660	234,210

Electronic Forms — 2.7%
Adobe Systems, Inc.†	32,060	619,079

Electronic Measurement Instruments — 1.5%
Agilent Technologies, Inc.†	12,360	223,469
Trimble Navigation, Ltd.†	7,968	118,086

		341,555

Enterprise Software/Service — 9.3%
BMC Software, Inc.†	12,930	327,517
CA, Inc.	25,390	456,766
Concur Technologies, Inc.†	3,812	94,118
Omnicell, Inc.†	9,470	73,961
Oracle Corp.†	36,780	619,007
SAP AG ADR	3,970	140,459
Sybase, Inc.†	14,330	391,352

		2,103,180

Entertainment Software — 0.8%
Activision Blizzard, Inc.†	21,390	187,376

Instruments-Scientific — 1.1%
FEI Co.†	14,090	256,438

Internet Application Software — 0.9%
Vocus, Inc.†	13,036	198,929

Internet Infrastructure Software — 0.6%
F5 Networks, Inc.†	5,790	128,364

Internet Security — 5.4%
McAfee, Inc.†	14,630	446,069
Symantec Corp.†	28,970	444,110
VeriSign, Inc.†	16,460	317,842

		1,208,021

Medical Instruments — 1.0%
Intuitive Surgical, Inc.†	2,180	225,041

Medical Labs & Testing Services — 0.3%
ICON PLC ADR†	3,540	71,154

Medical-Biomedical/Gene — 1.6%
Genentech, Inc.†	1,840	149,482
Illumina, Inc.†	7,400	202,464

		351,946

Networking Products — 0.4%
Juniper Networks, Inc.†	6,920	97,987

Schools — 1.0%
Apollo Group, Inc., Class A†	2,710	220,757

Semiconductor Components-Integrated Circuits — 4.5%
Analog Devices, Inc.	32,043	640,219
Hitte Microwave Corp.†	5,130	131,431
Marvell Technology Group, Ltd.†	31,930	232,770

		1,004,420

Semiconductor Equipment — 0.9%
ASML Holding NV	7,220	119,419
Varian Semiconductor Equipment Associates, Inc.†	4,850	92,344

		211,763

Telecom Equipment-Fiber Optics — 1.0%
Corning, Inc.	21,820	220,600

Telecom Services — 1.9%
Amdocs, Ltd.†	13,360	226,051
Neutral Tandem, Inc.†	12,401	196,432

		422,483

Telecommunication Equipment — 1.9%
Harris Corp.	10,020	433,766

Toys — 0.7%
Nintendo Co., Ltd.(1)	540	166,121

SunAmerica Series Trust Technology Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Web Hosting/Design — 2.1%
Equinix, Inc.†	8,872	$473,321

Web Portals/ISP — 3.1%
Google, Inc., Class A†	2,070	700,757

Wireless Equipment — 11.5%
American Tower Corp., Class A†	23,900	725,126
QUALCOMM, Inc.	41,540	1,435,207
SBA Communications Corp., Class A†	21,460	427,054

		2,587,387

Total Long-Term Investment Securities (cost $25,356,017)		21,006,513

REPURCHASE AGREEMENT — 11.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/30/09, to be repurchased 02/02/09 in the amount of $2,514,002 and collateralized by $2,360,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.13% due 04/18/11 and having an approximate value of $2,568,388 (cost $2,514,000)	$2,514,000	2,514,000

TOTAL INVESTMENTS (cost $27,870,017)(2)	104.3%	23,520,513
Liabilities in excess of other assets	(4.3)	(975,778)

NET ASSETS	100.0%	$22,544,735

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Time Deposits	5.4%
Insurance-Reinsurance	5.2
Electric-Integrated	4.9
Real Estate Investment Trusts	4.3
Oil Companies-Exploration & Production	3.2
Food-Retail	3.0
Distribution/Wholesale	3.0
Banks-Commercial	2.6
Retail-Apparel/Shoe	2.6
Electronic Components-Misc.	2.5
Food-Meat Products	2.5
Insurance-Property/Casualty	2.5
Medical-HMO	2.3
Metal Processors & Fabrication	2.3
Medical-Hospitals	2.3
Chemicals-Specialty	2.2
Electronic Parts Distribution	2.2
Savings & Loans/Thrifts	2.1
Computers-Memory Devices	2.1
Airlines	1.9
Food-Canned	1.8
Chemicals-Diversified	1.7
Semiconductor Components-Integrated Circuits	1.5
Steel-Producers	1.4
Oil Refining & Marketing	1.4
Gas-Distribution	1.4
Tobacco	1.3
Machinery-Construction & Mining	1.2
Diversified Manufacturing Operations	1.2
Transport-Truck	1.2
Agricultural Operations	1.1
Beverages-Non-alcoholic	1.1
Transport-Equipment & Leasing	1.0
Engines-Internal Combustion	1.0
Golf	1.0
Oil & Gas Drilling	1.0
Insurance-Multi-line	0.9
Pharmacy Services	0.9
Insurance-Life/Health	0.9
Semiconductor Equipment	0.9
Retail-Major Department Stores	0.9
Electronic Components-Semiconductors	0.9
Miscellaneous Manufacturing	0.8
Building-Mobile Home/Manufactured Housing	0.8
Machinery-Electrical	0.8
Human Resources	0.8
Commercial Services	0.7
Batteries/Battery Systems	0.7
Computers-Periphery Equipment	0.7
Networking Products	0.7
Machinery-General Industrial	0.7
Oil-Field Services	0.7
Containers-Metal/Glass	0.6
Independent Power Producers	0.6
Textile-Home Furnishings	0.6
Containers-Paper/Plastic	0.6
Rental Auto/Equipment	0.6
Auto/Truck Parts & Equipment-Original	0.6
Aerospace/Defense-Equipment	0.6
Casino Hotels	0.5
Computer Services	0.5
Retail-Automobile	0.5
Television	0.5
Building Products-Doors & Windows	0.4
Telecommunication Equipment	0.4
Publishing-Newspapers	0.2
Apparel Manufacturers	0.2
Real Estate Operations & Development	0.2
Building-Residential/Commercial	0.1

99.9%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 94.5%
Aerospace/Defense-Equipment — 0.6%
Goodrich Corp.	39,000	$1,507,740

Agricultural Operations — 1.1%
Bunge, Ltd.	69,300	2,975,742

Airlines — 1.9%
Alaska Air Group, Inc.†	71,000	1,871,560
Continental Airlines, Inc., Class B†	101,100	1,361,817
Skywest, Inc.	127,100	1,989,115

		5,222,492

Apparel Manufacturers — 0.2%
Jones Apparel Group, Inc.	132,700	459,142

Auto/Truck Parts & Equipment-Original — 0.6%
ArvinMeritor, Inc.	348,700	610,225
Autoliv, Inc.	36,200	665,718
TRW Automotive Holdings Corp.†	78,339	242,067

		1,518,010

Banks-Commercial — 2.6%
Popular, Inc.	203,600	557,864
Susquehanna Bancshares, Inc.	122,300	1,345,300
Synovus Financial Corp.	141,100	558,756
The South Financial Group, Inc.	300,800	565,504
Trustmark Corp.	80,200	1,628,060
Webster Financial Corp.	189,500	792,110
Whitney Holding Corp.	122,800	1,595,172

		7,042,766

Batteries/Battery Systems — 0.7%
EnerSys†	205,500	1,872,105

Beverages-Non-alcoholic — 1.1%
Pepsi Bottling Group, Inc.	151,100	2,914,719

Building Products-Doors & Windows — 0.4%
Quanex Building Products	133,200	1,130,868

Building-Mobile Home/Manufactured Housing — 0.8%
Thor Industries, Inc.	213,700	2,260,946

Building-Residential/Commercial — 0.1%
KB Home	18,600	198,462

Casino Hotels — 0.5%
Boyd Gaming Corp.	300,900	1,447,329

Chemicals-Diversified — 1.7%
Celanese Corp., Class A	189,000	2,012,850
Rockwood Holdings, Inc.†	202,800	1,523,028
Westlake Chemical Corp.	74,400	1,017,048

		4,552,926

Chemicals-Specialty — 2.2%
Arch Chemicals, Inc.	94,739	2,123,101
Ashland, Inc.	39,400	315,988
Chemtura Corp.	432,100	324,075
Cytec Industries, Inc.	125,400	2,563,176
Methanex Corp.	94,800	736,596

		6,062,936

Commercial Services — 0.7%
Convergys Corp.†	253,300	1,907,349

Computer Services — 0.5%
Insight Enterprises, Inc.†	257,300	1,332,814

Computers-Memory Devices — 2.1%
SanDisk Corp.†	171,000	1,954,530
Western Digital Corp.†	247,500	3,633,300

		5,587,830

Computers-Periphery Equipment — 0.7%
Lexmark International, Inc., Class A†	79,000	1,870,720

Containers-Metal/Glass — 0.6%
Owens-Illinois, Inc.†	87,700	1,666,300

Containers-Paper/Plastic — 0.6%
Sonoco Products Co.	68,500	1,570,705

Distribution/Wholesale — 3.0%
Ingram Micro, Inc., Class A†	249,700	3,063,819
Tech Data Corp.†	111,200	2,013,832
United Stationers, Inc.†	105,600	2,957,856

		8,035,507

Diversified Manufacturing Operations — 1.2%
Acuity Brands, Inc.	64,500	1,733,115
Cooper Industries, Ltd., Class A	57,000	1,533,870

		3,266,985

Electric-Integrated — 4.9%
Allegheny Energy, Inc.	36,600	1,216,584
Northeast Utilities	208,700	4,967,060
Portland General Electric Co.	90,900	1,768,005
Puget Energy, Inc.	71,600	2,105,040
Wisconsin Energy Corp.	72,500	3,232,050

		13,288,739

Electronic Components-Misc. — 2.5%
AU Optronics Corp. ADR	503,200	3,562,656
AVX Corp.	73,200	667,584
Benchmark Electronics, Inc.†	107,200	1,258,528
Flextronics International, Ltd.†	519,500	1,355,895

		6,844,663

Electronic Components-Semiconductors — 0.9%
Amkor Technology, Inc.†	333,800	774,416
Zoran Corp.†	255,100	1,515,294

		2,289,710

Electronic Parts Distribution — 2.2%
Arrow Electronics, Inc.†	181,500	3,461,205
Avnet, Inc.†	123,700	2,451,734

		5,912,939

Engines-Internal Combustion — 1.0%
Briggs & Stratton Corp.	178,825	2,644,822

Food-Canned — 1.8%
Del Monte Foods Co.	719,100	4,789,206

Food-Meat Products — 2.5%
Smithfield Foods, Inc.†	325,700	3,866,059
Tyson Foods, Inc., Class A	330,400	2,924,040

		6,790,099

Food-Retail — 3.0%
Ruddick Corp.	185,600	4,463,680
SUPERVALU, Inc.	207,100	3,632,534

		8,096,214

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Gas-Distribution — 1.4%
Atmos Energy Corp.	157,100	$3,856,805

Golf — 1.0%
Callaway Golf Co.	346,000	2,633,060

Human Resources — 0.8%
Kelly Services, Inc., Class A	235,900	2,137,254

Independent Power Producers — 0.6%
Reliant Energy, Inc.†	320,600	1,631,854

Insurance-Life/Health — 0.9%
StanCorp Financial Group, Inc.	95,600	2,468,392

Insurance-Multi-line — 0.9%
Old Republic International Corp.	244,100	2,519,112

Insurance-Property/Casualty — 2.5%
Arch Capital Group, Ltd.†	65,100	3,915,765
Fidelity National Financial, Inc., Class A	196,300	2,869,906

		6,785,671

Insurance-Reinsurance — 5.2%
Aspen Insurance Holdings, Ltd.	236,800	5,233,280
PartnerRe, Ltd.	29,900	1,959,347
Platinum Underwriters Holdings, Ltd.	160,400	4,460,724
Reinsurance Group of America, Inc.	36,400	1,296,932
RenaissanceRe Holdings, Ltd.	24,800	1,108,312

		14,058,595

Machinery-Construction & Mining — 1.2%
Terex Corp.†	278,300	3,295,072

Machinery-Electrical — 0.8%
Regal-Beloit Corp.	64,300	2,183,628

Machinery-General Industrial — 0.7%
Gardner Denver, Inc.†	81,900	1,782,963

Medical-HMO — 2.3%
AMERIGROUP Corp.†	106,400	2,976,008
Coventry Health Care, Inc.†	22,200	335,886
Molina Healthcare, Inc.†	172,300	3,022,142

		6,334,036

Medical-Hospitals — 2.3%
LifePoint Hospitals, Inc.†	134,096	3,022,524
Universal Health Services, Inc., Class B	82,000	3,103,700

		6,126,224

Metal Processors & Fabrication — 2.3%
Commercial Metals Co.	284,400	3,270,600
Mueller Industries, Inc.	150,000	3,018,000

		6,288,600

Miscellaneous Manufacturing — 0.8%
AptarGroup, Inc.	74,200	2,286,844

Networking Products — 0.7%
Anixter International, Inc.†	68,400	1,845,432

Oil & Gas Drilling — 1.0%
Helmerich & Payne, Inc.	114,200	2,564,932

Oil Companies-Exploration & Production — 3.2%
Cimarex Energy Co.	154,400	3,835,296
Denbury Resources, Inc.†	171,100	2,094,264
Whiting Petroleum Corp.†	94,800	2,749,200

		8,678,760

Oil Refining & Marketing — 1.4%
Frontier Oil Corp.	272,800	3,895,584

Oil-Field Services — 0.7%
Oil States International, Inc.†	96,900	1,774,239

Pharmacy Services — 0.9%
Omnicare, Inc.	88,300	2,468,868

Publishing-Newspapers — 0.2%
Gannett Co., Inc.	113,700	656,049

Real Estate Investment Trusts — 4.3%
Alexandria Real Estate Equities, Inc.	31,400	1,863,276
Digital Realty Trust, Inc.	84,800	2,705,120
Home Properties, Inc.	72,500	2,602,025
Mid-America Apartment Communities, Inc.	46,500	1,373,610
Sunstone Hotel Investors, Inc.	192,631	830,240
Tanger Factory Outlet Centers, Inc.	52,600	1,593,780
Taubman Centers, Inc.	36,600	726,510

		11,694,561

Real Estate Operations & Development — 0.2%
Brookfield Properties Corp.	78,200	421,498

Rental Auto/Equipment — 0.6%
Hertz Global Holdings, Inc.†	308,500	1,561,010

Retail-Apparel/Shoe — 2.6%
Foot Locker, Inc.	420,800	3,097,088
Limited Brands, Inc.	179,400	1,420,848
The Men’s Wearhouse, Inc.	216,700	2,524,555

		7,042,491

Retail-Automobile — 0.5%
AutoNation, Inc.†	137,500	1,276,000

Retail-Major Department Stores — 0.9%
J.C. Penney Co., Inc.	143,500	2,403,625

Savings & Loans/Thrifts — 2.1%
Astoria Financial Corp.	70,900	643,772
First Niagara Financial Group, Inc.	104,800	1,368,688
Provident Financial Services, Inc.	81,100	886,423
Washington Federal, Inc.	231,500	2,842,820

		5,741,703

Semiconductor Components-Integrated Circuits — 1.5%
Siliconware Precision Industries Co. ADR	969,300	4,003,209

Semiconductor Equipment — 0.9%
Teradyne, Inc.†	506,200	2,434,822

Steel-Producers — 1.4%
Reliance Steel & Aluminum Co.	129,400	2,863,622
Steel Dynamics, Inc.	98,100	1,041,822

		3,905,444

Telecommunication Equipment — 0.4%
CommScope, Inc.†	75,000	1,081,500

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Television — 0.5%
CBS Corp., Class B	212,100	$1,213,212

Textile-Home Furnishings — 0.6%
Mohawk Industries, Inc.†	50,700	1,627,977

Tobacco — 1.3%
Universal Corp.	114,900	3,513,642

Transport-Equipment & Leasing — 1.0%
GATX Corp.	113,200	2,728,120

Transport-Truck — 1.2%
Arkansas Best Corp.	30,200	706,378
Con-way, Inc.	68,100	1,500,243
Werner Enterprises, Inc.	61,200	918,000

		3,124,621

Total Long-Term Investment Securities (cost $415,259,292)		255,106,194

SHORT-TERM INVESTMENT SECURITIES — 5.4%
Time Deposits — 5.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/02/09 (cost $14,405,000)	$14,405,000	14,405,000

TOTAL INVESTMENTS (cost $429,664,292)(1)	99.9%	269,511,194
Other assets less liabilities	0.1	337,431

NET ASSETS	100.0%	$269,848,625

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	11.0%
Banks-Commercial	10.4
Medical-Drugs	8.2
Insurance-Multi-line	8.2
Cellular Telecom	4.9
Telephone-Integrated	4.6
Gas-Distribution	3.8
Multimedia	3.6
Electric-Integrated	3.5
Aerospace/Defense	2.2
Insurance-Reinsurance	2.0
Food-Misc.	1.9
Transport-Services	1.7
Tobacco	1.7
Fisheries	1.7
Food-Retail	1.6
Oil Companies-Exploration & Production	1.6
Auto-Cars/Light Trucks	1.5
Airlines	1.5
Steel-Producers	1.5
Soap & Cleaning Preparation	1.5
Insurance-Property/Casualty	1.5
Investment Companies	1.4
Real Estate Management/Services	1.3
Cosmetics & Toiletries	1.3
Retail-Convenience Store	1.2
Non-Ferrous Metals	1.2
Diversified Banking Institutions	1.1
Electric Products-Misc.	1.1
Agricultural Chemicals	1.0
Miscellaneous Manufacturing	0.9
Medical Products	0.9
Machinery-General Industrial	0.8
Diversified Financial Services	0.8
Chemicals-Diversified	0.8
Computer Services	0.7
Wireless Equipment	0.7
Diversified Operations	0.6
Computers	0.6
Repurchase Agreements	0.5
Auto/Truck Parts & Equipment-Original	0.5
Steel Pipe & Tube	0.5
Brewery	0.5
Entertainment Software	0.4
Diversified Minerals	0.4
Metal Processors & Fabrication	0.1

99.4%

Country Allocation*

Japan	21.9%
United Kingdom	17.2
Switzerland	12.0
France	9.2
Germany	8.8
Canada	4.6
Singapore	3.8
South Korea	3.6
Spain	2.8
Italy	2.2
Netherlands	2.0
Brazil	1.9
Australia	1.8
Norway	1.6
Belgium	1.4
United States	1.2
Bermuda	0.7
Finland	0.7
Greece	0.5
Taiwan	0.5
Luxembourg	0.5
China	0.5

99.4%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)(1)

COMMON STOCK — 98.9%
Australia — 1.8%
BHP Billiton, Ltd.	60,063	$1,131,084
Macquarie Infrastructure Group	4,063,751	4,086,928

		5,218,012

Belgium — 1.4%
Anheuser-Busch InBev NV(2)	56,414	1,435,019
UCB SA	84,984	2,647,192

		4,082,211

Bermuda — 0.7%
Accenture, Ltd., Class A	69,600	2,196,576

Brazil — 1.9%
Petroleo Brasileiro SA ADR	66,728	1,748,274
Unibanco — Uniao de Bancos Brasileiros SA ADR	66,700	3,753,876

		5,502,150

Canada — 4.6%
Barrick Gold Corp.	94,300	3,548,218
Fairfax Financial Holdings, Ltd.	5,465	1,777,768
ING Canada, Inc.	59,111	1,590,755
National Bank of Canada	137,976	3,850,388
Nexen, Inc.	186,724	2,719,585

		13,486,714

China — 0.5%
China Petroleum & Chemical Corp., Class H	2,528,000	1,367,462

Finland — 0.7%
Nokia OYJ	161,747	1,985,068

France — 9.2%
AXA SA	192,065	2,992,269
BNP Paribas SA	55,904	2,141,862
France Telecom SA	108,633	2,452,563
SCOR SE	118,904	2,416,634
Total SA	110,650	5,534,904
UBISOFT Entertainment†	88,482	1,253,672
Unibail-Rodamco	14,545	1,958,628
Vallourec SA	14,715	1,447,606
Vivendi SA	265,640	6,858,255

		27,056,393

Germany — 8.8%
Allianz SE	59,319	4,992,491
BASF AG	78,243	2,265,019
Bayerische Motoren Werke AG	49,066	1,163,820
Daimler AG	120,648	3,382,988
E.ON AG	190,633	6,133,284
Muenchener Rueckversicherungs AG	25,674	3,413,971
Salzgitter AG	41,194	2,991,085
Wincor Nixdorf AG	34,071	1,618,799

		25,961,457

Greece — 0.5%
Alpha Bank A.E.	186,957	1,560,390

Italy — 2.2%
Enel SpA	405,574	2,273,368
Finmeccanica SpA	100,592	1,576,080
Intesa Sanpaolo SpA	819,457	2,581,987

		6,431,435

Japan — 21.9%
Astellas Pharma, Inc.	124,500	4,694,809
Daito Trust Construction Co., Ltd.	46,800	2,009,399
Denso Corp.	82,500	1,491,110
FamilyMart Co., Ltd.	99,800	3,643,673
Glory, Ltd.	161,600	2,745,209
INPEX Corp.	288	2,066,302
Kao Corp.	163,000	3,962,642
KDDI Corp.	483	3,018,095
Kyushu Electric Power Co., Inc.	74,400	1,938,550
Mitsubishi Electric Corp.	696,000	3,171,308
Nippon Telegraph and Telephone Corp.	167,700	8,085,607
NSK, Ltd.	87,000	278,914
NTT DoCoMo, Inc.	1,170	2,037,480
Ono Pharmaceutical Co., Ltd.	71,500	3,748,150
Santen Pharmaceutical Co., Ltd.	86,600	2,771,742
Terumo Corp.	79,000	2,672,099
Tokio Marine Holdings, Inc.	102,400	2,697,201
Tokyo Gas Co., Ltd.	1,316,000	6,199,229
Toyo Suisan Kaisha, Ltd.	185,000	4,888,340
Toyota Industries Corp.	120,600	2,400,553

		64,520,412

Luxembourg — 0.5%
ArcelorMittal	61,911	1,390,499

Netherlands — 2.0%
ING Groep NV CVA	125,637	1,003,414
Koninklijke Ahold NV	401,319	4,826,043

		5,829,457

Norway — 1.6%
DnB NOR ASA	485,900	1,637,358
StatoilHydro ASA	186,477	3,215,879

		4,853,237

Singapore — 3.8%
ComfortDelgro Corp., Ltd.	5,315,000	5,065,224
DBS Group Holdings, Ltd.	306,000	1,766,607
Singapore Airlines, Ltd.	617,200	4,504,967

		11,336,798

South Korea — 3.6%
KT Freetel Co., Ltd.†	175,690	3,683,992
KT&G Corp.	47,557	2,841,775
LG Corp.†	66,520	1,839,417
Shinhan Financial Group Co., Ltd.†	117,700	2,375,289

		10,740,473

Spain — 2.8%
Banco Santander SA	1,018,430	8,217,975

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)(1)

COMMON STOCK (continued)

Switzerland — 12.0%
ACE, Ltd.	138,751	$6,057,869
Credit Suisse Group AG	124,959	3,201,263
Nestle SA	164,622	5,691,668
Novartis AG	116,719	4,829,519
Roche Holding AG	39,554	5,561,535
Syngenta AG	15,090	2,920,284
Zurich Financial Services AG	40,125	7,245,536

		35,507,674

Taiwan — 0.5%
Taiwan Mobile Co., Ltd.	1,105,000	1,548,002

United Kingdom — 17.2%
BAE Systems PLC	826,374	4,824,861
Barclays PLC	514,534	764,884
BG Group PLC	185,693	2,563,255
BP PLC	1,685,382	11,980,218
Centrica PLC	1,301,711	4,858,690
HSBC Holdings PLC	384,218	2,998,250
Lloyds TSB Group PLC	688,595	906,760
Reckitt Benckiser Group PLC	111,323	4,307,634
Royal Bank of Scotland Group PLC	1,485,608	468,304
Royal Dutch Shell PLC, Class B	256,191	6,137,855
Vodafone Group PLC	3,878,275	7,227,828
WPP PLC	678,703	3,830,821

		50,869,360

United States — 0.7%
Philip Morris International, Inc.	56,234	2,089,093

Total Long-Term Investment Securities (cost $395,531,562)		291,750,848

REPURCHASE AGREEMENT — 0.5%
Agreement with Banc of America Securities LLC, bearing interest at 0.23% dated 01/30/09 to be repurchased 02/02/09 in the amount of $1,559,030 and collateralized by Federal Home Loan Bank Notes bearing interest at 4.25% due 11/20/09 and having an approximate value of $1,590,764 (cost $1,559,000)	$1,559,000	1,559,000

TOTAL INVESTMENTS (cost $397,090,562)(3)	99.4%	293,309,848
Other assets less liabilities	0.6	1,744,850

NET ASSETS	100.0%	$295,054,698

†	Non-income producing security
(1)	A substantial number of the Portfolio’s holdings were valued using the fair value procedures at January 31, 2009. At January 31, 2009, the aggregate value of these securities was $262,418,446 representing 88.9% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	Illiquid security. At January 31, 2009, the aggregate value of these securities was $1,435,019 representing 0.5% of net assets.
(3)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*AUD	7,394,300	USD	5,133,324	2/18/2009	$440,459
*CAD	6,662,600	USD	5,586,276	2/18/2009	153,874
*CHF	11,955,800	USD	10,818,173	2/18/2009	508,465
*EUR	13,640,300	USD	18,513,272	2/18/2009	1,052,253
*GBP	7,246,100	USD	10,813,460	2/18/2009	314,899
*SEK	28,897,500	USD	3,592,600	2/18/2009	139,410
SGD	12,051,600	USD	8,159,319	2/18/2009	177,712
*USD	14,785,457	JPY	1,375,741,200	2/18/2009	532,734
*USD	3,199,114	NOK	22,291,600	2/18/2009	17,029

					$3,336,835

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	(Depreciation)

*JPY	1,527,553,100	USD	16,314,773	2/18/2009	$(693,767)
*NOK	40,699,600	USD	5,829,536	2/18/2009	(42,441)
*USD	16,587,951	AUD	23,178,700	2/18/2009	(1,877,360)
*USD	16,486,512	CAD	19,672,700	2/18/2009	(446,226)
*USD	1,231,356	CHF	1,362,300	2/18/2009	(56,620)
USD	13,470,000	DKK	2,460,027	2/18/2009	(148,270)
*USD	22,344,954	EUR	16,362,600	2/18/2009	(1,399,105)
*USD	13,874,412	GBP	9,252,500	2/18/2009	(468,865)
USD	4,611,994	HKD	35,743,800	2/18/2009	(2,243)
*USD	9,015,297	SEK	71,506,500	2/18/2009	(470,421)

					$(5,605,318)

Net Unrealized Appreciation (Depreciation)					$(2,268,483)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD  — Australian Dollar
CAD  — Canadian Dollar
CHF  — Swiss Franc
EUR  — Euro Dollar
GBP  — British Pound
JPY  — Japanese Yen
NOK  — Norwegian Krone
SEK  — Swedish Krona
SGD  — Singapore Dollar
USD  — United States Dollar
HKD  — Hong Kong Dollar
DKK  — Danish Krone

See Notes to Financial Statements

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	7.7%
Medical-Drugs	6.9
Banks-Commercial	5.5
Telephone-Integrated	3.9
Oil Companies-Exploration & Production	3.4
Electric-Integrated	3.4
Insurance-Multi-line	2.9
Computers	2.5
Tobacco	2.4
Cellular Telecom	2.1
Food-Misc.	2.0
Multimedia	2.0
Import/Export	2.0
Diversified Banking Institutions	1.9
Medical Products	1.8
Auto-Cars/Light Trucks	1.5
Diversified Minerals	1.5
Applications Software	1.4
Food-Retail	1.4
Aerospace/Defense	1.3
Enterprise Software/Service	1.2
Diversified Manufacturing Operations	1.2
Insurance-Life/Health	1.2
Wireless Equipment	1.1
Steel-Producers	1.0
Electronic Components-Semiconductors	1.0
Insurance-Property/Casualty	1.0
Cosmetics & Toiletries	1.0
Time Deposits	1.0
Beverages-Non-alcoholic	1.0
Transport-Rail	1.0
Banks-Super Regional	1.0
Chemicals-Diversified	0.9
Medical-HMO	0.9
Retail-Building Products	0.9
Networking Products	0.8
Medical-Biomedical/Gene	0.8
Office Automation & Equipment	0.8
Computer Services	0.8
Real Estate Operations & Development	0.8
Web Portals/ISP	0.8
Retail-Apparel/Shoe	0.8
Engineering/R&D Services	0.8
Brewery	0.8
Industrial Gases	0.8
Agricultural Chemicals	0.8
Banks-Fiduciary	0.7
Aerospace/Defense-Equipment	0.7
Insurance-Reinsurance	0.7
Oil-Field Services	0.7
Cable TV	0.6
Gas-Distribution	0.6
Gold Mining	0.5
Toys	0.5
Retail-Major Department Stores	0.5
Retail-Discount	0.5
Electronics-Military	0.5
Retail-Restaurants	0.5
Non-Hazardous Waste Disposal	0.5
Metal-Diversified	0.4
Instruments-Scientific	0.4
Building & Construction-Misc.	0.4
Semiconductor Components-Integrated Circuits	0.4
Apparel Manufacturers	0.4
Petrochemicals	0.4
Medical-Generic Drugs	0.4
Insurance Brokers	0.4
Oil Refining & Marketing	0.4
Pharmacy Services	0.4
Finance-Other Services	0.3
Publishing-Books	0.3
Machinery-General Industrial	0.3
Electronic Components-Misc.	0.3
Oil & Gas Drilling	0.3
Transport-Marine	0.3
Retail-Regional Department Stores	0.3
Food-Confectionery	0.3
Athletic Footwear	0.3
Diversified Operations	0.3
Food-Catering	0.3
Pipelines	0.3
Retail-Drug Store	0.3
Finance-Investment Banker/Broker	0.3
Leisure Products	0.3
Retail-Bedding	0.2
Commercial Services-Finance	0.2
Retail-Jewelry	0.2
Cruise Lines	0.2
E-Commerce/Services	0.2
Non-Ferrous Metals	0.2
Power Converter/Supply Equipment	0.2
Savings & Loans/Thrifts	0.2
Retail-Home Furnishings	0.2
Beverages-Wine/Spirits	0.2
Machinery-Construction & Mining	0.2
Computers-Periphery Equipment	0.2
Transport-Truck	0.2

100.3%

Country Allocation*

United States	49.9%
United Kingdom	10.5
Japan	9.6
Switzerland	5.2
France	4.9
Germany	4.1
Bermuda	1.9
Canada	1.9
Spain	1.6
Netherlands	1.4
Hong Kong	1.3
Australia	1.1
Italy	1.0
Brazil	0.8
India	0.8
China	0.6
Denmark	0.6
Finland	0.6
Belgium	0.4
Israel	0.4
Luxembourg	0.4
Mexico	0.4
Taiwan	0.4
South Korea	0.3
Panama	0.2

100.3%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.1%
Australia — 1.1%
BHP Billiton, Ltd.(1)	53,354	$1,004,742

Belgium — 0.4%
Anheuser-Busch InBev NV(1)	13,968	355,308

Bermuda — 1.9%
Accenture, Ltd., Class A	12,554	396,204
Arch Capital Group, Ltd.†	5,938	357,171
Covidien, Ltd.	8,211	314,810
PartnerRe, Ltd.	5,408	354,386
Weatherford International, Ltd.†	30,766	339,349

		1,761,920

Brazil — 0.8%
Cia Vale do Rio Doce ADR	27,137	382,903
Petroleo Brasileiro SA ADR	15,821	414,510

		797,413

Canada — 1.9%
Barrick Gold Corp.	5,310	199,799
Canadian Natural Resources, Ltd.	6,329	226,528
CGI Group, Inc. Class A†	46,177	373,935
EnCana Corp.	8,045	358,015
Nortel Networks Corp.†	1,394	132
Talisman Energy, Inc.	40,297	381,528
Toronto-Dominion Bank	9,075	294,544

		1,834,481

China — 0.6%
China Life Insurance Co., Ltd., Class H(1)	86,000	227,863
China Merchants Bank Co., Ltd.(1)	181,500	293,569

		521,432

Denmark — 0.6%
Novo-Nordisk A/S, Class B(1)	7,257	387,235
Vestas Wind Systems A/S†(1)	4,040	195,340

		582,575

Finland — 0.6%
Nokia OYJ(1)	46,698	573,109

France — 4.9%
Alstom(1)	6,613	320,882
AXA SA(1)	25,195	392,524
BNP Paribas SA(1)	11,179	428,303
Bouygues SA(1)	10,761	367,680
France Telecom SA(1)	17,445	393,849
GDF Suez(1)	8,249	316,587
Pernod Ricard SA(1)	2,900	182,395
Sanofi-Aventis SA(1)	7,502	422,517
Societe Generale(1)	10,342	436,059
Total SA(1)	20,746	1,037,751
Vivendi SA(1)	13,964	360,520

		4,659,067

Germany — 3.9%
Allianz SE(1)	4,082	343,555
BASF AG(1)	9,285	268,787
Bayer AG(1)	6,474	345,552
Deutsche Telekom AG(1)	26,429	319,442
E.ON AG(1)	12,984	417,738
Linde AG(1)	5,342	356,175
Muenchener Rueckversicherungs AG(1)	2,548	338,817
Salzgitter AG(1)	4,168	302,638
SAP AG(1)	9,803	348,121
Siemens AG(1)	8,195	459,427
Volkswagen AG(1)	601	191,683

		3,691,935

Hong Kong — 1.3%
Cheung Kong Holdings, Ltd.(1)	32,000	296,760
China Mobile, Ltd.(1)	43,000	387,902
Hang Lung Properties, Ltd.(1)	94,000	211,047
Swire Pacific, Ltd., Class A(1)	44,000	284,385

		1,180,094

India — 0.8%
ICICI Bank, Ltd. ADR	9,924	163,548
Infosys Technologies, Ltd. ADR	10,371	275,454
Reliance Industries, Ltd. GDR†*	6,761	361,713

		800,715

Israel — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	8,560	354,812

Italy — 1.0%
Enel SpA(1)	33,296	186,634
ENI SpA(1)	18,363	389,614
Intesa Sanpaolo SpA(1)	130,141	410,055

		986,303

Japan — 9.6%
Astellas Pharma, Inc.(1)	8,900	335,613
Canon, Inc.(1)	13,800	370,900
East Japan Railway Co.(1)	4,600	311,676
Fast Retailing Co., Ltd.(1)	1,500	189,398
Honda Motor Co., Ltd.(1)	26,800	599,154
Japan Tobacco, Inc.(1)	105	300,026
KDDI Corp.(1)	38	237,448
Kinden Corp.(1)	29,000	255,051
Marubeni Corp.(1)	72,000	255,048
Mitsubishi Corp.(1)	38,600	510,771
Mitsubishi UFJ Financial Group, Inc.(1)	76,800	425,938
Mitsui & Co., Ltd.(1)	57,000	592,064
Mitsui Fudosan Co., Ltd.(1)	20,000	257,472
Mitsui O.S.K. Lines, Ltd.(1)	51,000	291,549
Nintendo Co., Ltd.(1)	1,600	492,211
Nippon Telegraph and Telephone Corp.(1)	11,100	535,183
Nitori Co., Ltd.(1)	2,650	187,108
NTT DoCoMo, Inc.(1)	265	461,480
Ricoh Co., Ltd.(1)	34,000	412,509
Sankyo Co., Ltd.(1)	5,000	238,755
Shin-Etsu Chemical Co., Ltd.(1)	6,000	278,635
Sumitomo Corp.(1)	54,300	490,662
Sumitomo Mitsui Financial Group, Inc.(1)	14,600	578,366
Toyota Motor Corp.(1)	13,400	427,376

		9,034,393

Luxembourg — 0.4%
ArcelorMittal(1)	14,830	333,077

Mexico — 0.4%
Fomento Economico Mexicano SAB de CV ADR	13,602	382,896

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Netherlands — 1.4%
ING Groep NV CVA(1)	51,471	$411,079
Koninklijke KPN NV(1)	18,684	249,551
Koninklijke Philips Electronics NV(1)	17,607	319,328
Reed Elsevier NV(1)	29,291	324,770

		1,304,728

Panama — 0.2%
Carnival Corp.	11,436	208,021

South Korea — 0.3%
Samsung Electronics Co., Ltd.(1)	719	250,061

Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA(1)	36,688	343,407
Banco Santander SA(1)	58,066	468,550
Iberdrola SA(1)	26,387	204,776
Telefonica SA(1)	27,794	494,420

		1,511,153

Switzerland — 5.2%
ABB, Ltd.†(1)	37,882	492,437
ACE, Ltd.	7,276	317,670
Compagnie Financiere Richemont SA(1)	14,876	217,435
Credit Suisse Group AG(1)	26,480	678,378
Nestle SA(1)	24,623	851,319
Novartis AG(1)	15,567	644,121
Roche Holding AG(1)	5,071	713,014
Syngenta AG(1)	1,969	381,050
Transocean, Ltd.†	5,368	293,200
Zurich Financial Services AG(1)	2,021	364,940

		4,953,564

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	48,559	366,135

United Kingdom — 10.5%
AstraZeneca PLC(1)	9,855	381,921
Aviva PLC(1)	29,576	133,291
BG Group PLC(1)	30,512	421,179
BP PLC(1)	93,903	667,492
British American Tobacco PLC(1)	14,848	408,229
Centrica PLC(1)	62,656	233,866
Compass Group PLC(1)	54,089	267,616
GlaxoSmithKline PLC(1)	36,371	643,452
HSBC Holdings PLC(1)	59,297	462,725
Imperial Tobacco Group PLC(1)	9,908	271,383
Kingfisher PLC(1)	144,084	289,639
Lloyds TSB Group PLC(1)	152,570	200,908
Man Group PLC, Class B(1)	109,781	326,924
Pearson PLC(1)	27,449	265,006
Prudential PLC(1)	65,517	315,619
Royal Dutch Shell PLC, Class B(1)	52,082	1,247,787
Standard Chartered PLC(1)	31,540	399,295
Tesco PLC(1)	83,369	431,780
Unilever PLC(1)	14,112	310,851
Vedanta Resources PLC(1)	47,184	376,912
Vodafone Group PLC(1)	607,588	1,132,344
William Morrison Supermarkets PLC(1)	91,533	358,321
WPP PLC(1)	67,137	378,943

		9,925,483

United States — 48.9%
Abbott Laboratories	8,480	470,131
Altria Group, Inc.	21,315	352,550
American Electric Power Co., Inc.	10,779	337,922
American Financial Group, Inc.	8,347	141,732
Amgen, Inc.†	7,030	385,596
Anadarko Petroleum Corp.	10,225	375,667
AON Corp.	9,382	347,603
Apache Corp.	5,235	392,625
Apple, Inc.†	4,657	419,735
AT&T, Inc.	36,084	888,388
Automatic Data Processing, Inc.	6,310	229,242
Bank of America Corp.	66,955	440,564
Baxter International, Inc.	7,352	431,195
Bed Bath & Beyond, Inc.†	10,182	236,528
Bristol-Myers Squibb Co.	21,417	458,538
Bucyrus International, Inc.	11,643	180,467
CA, Inc.	21,074	379,121
Chevron Corp.	9,391	662,253
Chubb Corp.	6,515	277,409
Cimarex Energy Co.	9,891	245,692
Cisco Systems, Inc.†	53,185	796,179
Comcast Corp., Class A	26,668	390,686
ConocoPhillips	8,628	410,089
Consolidated Edison, Inc.	10,120	412,390
CVS Caremark Corp.	9,129	245,388
Devon Energy Corp.	4,372	269,315
Dominion Resources, Inc.	11,579	407,349
Duke Energy Corp.	23,300	352,995
El Paso Corp.	31,243	255,568
Exxon Mobil Corp.	26,961	2,061,977
General Dynamics Corp.	7,425	421,220
General Electric Co.	32,485	394,043
General Mills, Inc.	5,883	347,979
Gilead Sciences, Inc.†	8,064	409,409
Goodrich Corp.	7,570	292,656
Google, Inc., Class A†	2,240	758,307
Halliburton Co.	16,354	282,107
Hartford Financial Services Group, Inc.	18,560	244,250
Hewlett-Packard Co.	17,835	619,766
Home Depot, Inc.	12,540	269,986
Hudson City Bancorp, Inc.	16,263	188,651
Humana, Inc.†	9,919	376,228
Intel Corp.	33,375	430,537
Interactive Brokers Group, Inc., Class A†	15,960	243,709
International Business Machines Corp.	14,810	1,357,336
J.B. Hunt Transport Services, Inc.	7,460	166,134
J.C. Penney Co., Inc.	14,828	248,369
Johnson & Johnson	15,969	921,252
Kohl’s Corp.†	7,873	289,018
Kraft Foods, Inc., Class A	12,905	361,985
L-3 Communications Holdings, Inc.	5,727	452,548
Lexmark International, Inc., Class A†	7,256	171,822
Lincoln National Corp.	14,835	224,454
Lockheed Martin Corp.	5,047	414,056
Lorillard, Inc.	6,234	370,674
Lowe’s Cos., Inc.	15,944	291,297
McDonald’s Corp.	7,592	440,488
Medco Health Solutions, Inc.†	7,401	332,527
Merck & Co., Inc.	13,266	378,744

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
United States (continued)

MetLife, Inc.	12,007	$344,961
Microsoft Corp.	63,369	1,083,610
Monsanto Co.	4,369	332,306
Morgan Stanley	15,197	307,435
Newmont Mining Corp.	12,774	508,150
News Corp., Class B	40,294	291,729
NIKE, Inc., Class B	6,348	287,247
Norfolk Southern Corp.	7,777	298,326
Northern Trust Corp.	5,314	305,661
Nucor Corp.	8,496	346,552
Occidental Petroleum Corp.	6,770	369,304
Oracle Corp.†	24,158	406,579
PepsiCo, Inc.	9,253	464,778
Pfizer, Inc.	46,671	680,463
Philip Morris International, Inc.	13,977	519,246
PNC Financial Services Group, Inc.	9,361	304,420
Praxair, Inc.	6,113	380,595
Priceline.com, Inc.†	2,998	201,136
Procter & Gamble Co.	17,654	962,143
Progress Energy, Inc.	7,980	308,986
Prudential Financial, Inc.	12,431	320,098
QUALCOMM, Inc.	14,896	514,657
Questar Corp.	9,397	319,310
Raytheon Co.	7,877	398,734
Republic Services, Inc.	16,970	438,844
Ross Stores, Inc.	9,756	287,022
Safeway, Inc.	17,157	367,675
Schering-Plough Corp.	28,270	496,421
Southern Co.	7,277	243,416
Sprint Nextel Corp.†	62,970	153,017
SPX Corp.	5,760	242,554
State Street Corp.	17,253	401,477
SUPERVALU, Inc.	9,030	158,386
The Coca-Cola Co.	11,550	493,416
The Gap, Inc.	24,972	281,684
The Goldman Sachs Group, Inc.	4,732	382,014
The J.M. Smucker Co.	6,400	288,960
The Travelers Cos., Inc.	8,906	344,128
The Walt Disney Co.	15,526	321,078
Thermo Fisher Scientific, Inc.†	10,479	376,510
Time Warner Cable, Inc., Class A†	9,440	175,867
Time Warner, Inc.	26,597	248,150
TJX Cos., Inc.	11,800	229,156
Union Pacific Corp.	7,635	334,337
United Technologies Corp.	8,397	402,972
UnitedHealth Group, Inc.	10,191	288,711
US Bancorp	8,881	131,794
Valero Energy Corp.	14,058	339,079
Verizon Communications, Inc.	12,960	387,115
VF Corp.	6,481	363,066
Wal-Mart Stores, Inc.	9,668	455,556
WellPoint, Inc.†	5,229	216,742
Wells Fargo & Co.	24,506	463,163
Wisconsin Energy Corp.	7,354	327,841
Wyeth	10,927	469,533
Xilinx, Inc.	17,693	298,127
	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

XTO Energy, Inc.	8,092	300,132
Zions Bancorporation	18,546	276,706

		46,195,521

Total Common Stock (cost $127,193,098)		93,568,938

PREFERRED STOCK — 0.2%
Germany — 0.2%
Porsche AG(1)	3,354	198,069

Total Long-Term Investment Securities (cost $127,673,549)		93,767,007

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Time Deposits — 1.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/02/09 (cost $962,000)	$962,000	962,000

TOTAL INVESTMENTS (cost $128,635,549)(2)	100.3%	94,729,007
Liabilities in excess of other assets	(0.3)	(311,985)

NET ASSETS	100.0%	$94,417,022

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2009, the aggregate value of these securities was $361,713 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2009. At January 31, 2009, the aggregate value of these securities was $40,454,223 representing 42.8% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt
GDR — Global Depository Receipt

See Notes to Financial Statements

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Medical-Drugs	9.1%
Repurchase Agreements	8.8
Oil Companies-Integrated	7.7
Electric-Integrated	5.1
Telephone-Integrated	4.6
Food-Misc.	4.4
Banks-Commercial	4.2
Auto-Cars/Light Trucks	3.1
Diversified Banking Institutions	2.6
Chemicals-Diversified	2.1
Cellular Telecom	1.7
Tobacco	1.7
Food-Retail	1.5
Gas-Distribution	1.5
Wireless Equipment	1.2
Transport-Rail	1.2
Electronic Components-Misc.	1.2
Insurance-Multi-line	1.2
Import/Export	1.1
Real Estate Operations & Development	1.0
Diversified Minerals	1.0
Steel-Producers	1.0
Enterprise Software/Service	0.9
Multimedia	0.9
Soap & Cleaning Preparation	0.9
Brewery	0.9
Diversified Manufacturing Operations	0.9
Medical Products	0.8
Retail-Apparel/Shoe	0.8
Electric Products-Misc.	0.8
Beverages-Wine/Spirits	0.8
Office Automation & Equipment	0.8
Audio/Video Products	0.7
Cosmetics & Toiletries	0.7
Insurance-Property/Casualty	0.6
Building & Construction-Misc.	0.6
Diversified Operations	0.5
Electric-Distribution	0.5
Telecom Services	0.5
Machinery-Electrical	0.5
Building Products-Cement	0.5
Agricultural Chemicals	0.5
Machinery-General Industrial	0.4
Finance-Investment Banker/Broker	0.4
Retail-Misc./Diversified	0.4
Industrial Gases	0.4
Toys	0.4
Real Estate Management/Services	0.4
Insurance-Life/Health	0.4
Machinery-Construction & Mining	0.4
Aerospace/Defense	0.4
Engineering/R&D Services	0.4
Building-Heavy Construction	0.4
Building-Residential/Commercial	0.4
Finance-Other Services	0.4
Photo Equipment & Supplies	0.4
Water	0.3
Transport-Services	0.3
Building & Construction Products-Misc.	0.3
Insurance-Reinsurance	0.3
Paper & Related Products	0.3
Metal-Diversified	0.3
Retail-Major Department Stores	0.3
Semiconductor Equipment	0.3
Rubber-Tires	0.3
Oil Refining & Marketing	0.3
Real Estate Investment Trusts	0.3
Auto/Truck Parts & Equipment-Original	0.3
Transport-Marine	0.3
Television	0.2
Oil-Field Services	0.2
Electronic Components-Semiconductors	0.2
Electronic Measurement Instruments	0.2
Computers-Integrated Systems	0.2
Textile-Products	0.2
Airlines	0.2
Distribution/Wholesale	0.2
Food-Catering	0.2
Chemicals-Specialty	0.2
Retail-Jewelry	0.2
Publishing-Books	0.2
Food-Wholesale/Distribution	0.2
Machinery-Farming	0.1
Hotels/Motels	0.1
Apparel Manufacturers	0.1
Food-Meat Products	0.1
Transport-Truck	0.1
Building Products-Doors & Windows	0.1
Oil Companies-Exploration & Production	0.1
Printing-Commercial	0.1
Dialysis Centers	0.1
Wire & Cable Products	0.1
Building Products-Air & Heating	0.1
Athletic Footwear	0.1
Computer Services	0.1
Retail-Consumer Electronics	0.1
Aerospace/Defense-Equipment	0.1
Optical Supplies	0.1
Electronic Security Devices	0.1
Web Portals/ISP	0.1
Telecommunication Equipment	0.1
Publishing-Periodicals	0.1
Metal Processors & Fabrication	0.1
Resorts/Theme Parks	0.1
Networking Products	0.1
Computers-Memory Devices	0.1
Non-Ferrous Metals	0.1
Retail-Convenience Store	0.1
Power Converter/Supply Equipment	0.1
Agricultural Operations	0.1
Containers-Metal/Glass	0.1
Investment Companies	0.1
Oil & Gas Drilling	0.1
Food-Dairy Products	0.1
Medical Instruments	0.1
Retail-Automobile	0.1
Applications Software	0.1
Machine Tools & Related Products	0.1
Publishing-Newspapers	0.1
Retail-Hypermarkets	0.1
Bicycle Manufacturing	0.1

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited) — (continued)

Gambling (Non-Hotel)	0.1%
Steel Pipe & Tube	0.1
Diversified Financial Services	0.1
Internet Security	0.1
Medical-Biomedical/Gene	0.1
Sugar	0.1
Electronic Connectors	0.1
Circuit Boards	0.1
Home Decoration Products	0.1

98.0%

Country Allocation*

Japan	26.3%
United Kingdom	18.3
France	10.7
United States	9.1
Switzerland	8.0
Germany	7.1
Spain	3.7
Netherlands	2.8
Italy	1.8
Sweden	1.8
Singapore	1.5
Finland	1.3
Hong Kong	1.2
Norway	0.8
Denmark	0.7
Belgium	0.5
Australia	0.4
Bermuda	0.3
Greece	0.3
Portugal	0.3
Luxembourg	0.3
Brazil	0.2
Ireland	0.2
Mexico	0.1
Cayman Islands	0.1
Austria	0.1
Indonesia	0.1

98.0%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)(2)

COMMON STOCK — 89.0%
Australia — 0.4%
AGL Energy, Ltd.	2,582	$23,862
Alumina, Ltd.	5,424	3,889
Amcor, Ltd.	10,099	34,275
AMP, Ltd.	6,788	22,442
Asciano Group	1,934	1,336
Australia and New Zealand Banking Group, Ltd.	1,637	13,577
BHP Billiton, Ltd.	16,004	301,381
BlueScope Steel, Ltd.	3,547	7,828
Boral, Ltd.	6,842	14,195
Brambles, Ltd.	5,019	21,451
Caltex Australia, Ltd.	2,974	16,372
Coca-Cola Amatil, Ltd.	2,704	15,649
Commonwealth Bank of Australia	1,316	22,166
CSL, Ltd.	1,307	30,777
CSR, Ltd.	11,902	10,576
Fairfax Media, Ltd.	5,129	4,504
Foster’s Group, Ltd.	10,441	36,015
Insurance Australia Group, Ltd.	8,930	21,853
Leighton Holdings, Ltd.	1,087	11,324
Lend Lease Corp., Ltd.	2,161	9,196
Macquarie Group, Ltd.	1,038	16,691
Macquarie Infrastructure Group	11,936	12,004
National Australia Bank, Ltd.	1,750	20,706
Newcrest Mining, Ltd.	2,350	45,638
OneSteel, Ltd.	3,976	5,993
Orica, Ltd.	3,244	27,416
Origin Energy, Ltd.	4,116	36,302
QBE Insurance Group, Ltd.	3,454	52,018
Rio Tinto, Ltd.	1,398	36,367
Santos, Ltd.	2,872	25,801
Sonic Healthcare, Ltd.	626	5,495
Stockland	744	1,699
Suncorp-Metway, Ltd.	2,976	13,994
TABCORP Holdings, Ltd.	2,037	8,441
Telstra Corp., Ltd.	10,966	26,236
Toll Holdings, Ltd.	2,116	7,268
Transurban Group	3,893	12,571
Wesfarmers, Ltd.	2,438	23,704
Wesfarmers, Ltd. PPS	680	6,575
Westpac Banking Corp.	1,914	18,793
Woodside Petroleum, Ltd.	2,629	58,042
Woolworths, Ltd.	5,261	91,766

		1,176,188

Austria — 0.1%
Erste Bank der Oesterreichischen Sparkassen AG	7,504	113,123
OMV AG	6,368	181,920

		295,043

Belgium — 0.5%
Anheuser-Busch InBev NV (Belgium)	16,836	428,262
Anheuser-Busch InBev NV (Brussels)†	10,360	53
Belgacom SA	4,511	157,759
Compagnie Nationale a Portefeuille	1,329	62,852
Group Bruxelles Lambert SA	2,666	196,142
KBC Groep NV	7,201	131,557
Solvay SA	1,778	125,674
UCB SA	4,262	132,758
Umicore	3,880	72,368

		1,307,425

Bermuda — 0.3%
Cheung Kong Infrastructure Holdings, Ltd.	12,000	44,960
Chow Sang Sang Holdings Int’l. Ltd.	30,000	15,794
Esprit Holdings, Ltd.	27,000	144,012
Frontline, Ltd.	1,650	47,457
Kerry Properties, Ltd.	18,500	43,265
Li & Fung, Ltd.	132,000	264,589
Noble Group, Ltd.	99,000	66,975
NWS Holdings, Ltd.	3,000	3,664
Rexcapital Financial Holdings, Ltd.†	470,861	15,885
SeaDrill, Ltd.	25,900	213,363
Shangri-La Asia, Ltd.	2,000	2,333
Yue Yuen Industrial Holdings, Ltd.	15,500	28,334

		890,631

Brazil — 0.2%
All America Latina Logistica	22,600	85,724
Banco Do Brasil SA	18,100	110,785
Cyrela Brazil Realty SA	22,700	90,996
Cyrela Commercial Properties SA Empreendimentos e Participacoes	4,540	11,741
Lojas Renner SA	15,400	93,927
Perdigao SA	11,000	151,724

		544,897

Cayman Islands — 0.1%
Agile Property Holdings, Ltd.	153,790	59,291
Chaoda Modern Agriculture,Ltd.	92,664	58,352
China Resources Land, Ltd.	77,000	88,815
Hutchison Telecommunications International, Ltd.	33,000	8,249
Li Ning Co., Ltd.	50,000	68,917
New World China Land, Ltd.	143,400	35,805
Prime Success International Group, Ltd.	170,000	25,289

		344,718

Denmark — 0.7%
AP Moller — Maersk A/S, Series B	68	326,186
DSV A/S	8,000	78,811
Novo-Nordisk A/S, Class B	21,837	1,165,226
Novozymes A/S	1,428	113,642
Vestas Wind Systems A/S†	4,650	224,835

		1,908,700

Finland — 1.3%
Fortum Oyj	22,245	434,289
Kesko Oyj, Class B	16,507	406,103
Kone Oyj, Class B	4,808	100,991
Metso Corp.	13,453	130,868
Neste Oil Oyj	3,953	57,272
Nokia Oyj	163,284	2,003,931
Outokumpu Oyj	6,397	72,931
Rautaruukki Oyj	2,491	39,600
Sampo Oyj, Class A	10,472	168,597

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)(2)

COMMON STOCK (continued)
Finland (continued)

Stora Enso Oyj, Class R	20,846	$127,264
UPM-Kymmene Oyj	17,694	167,317
Wartsila Oyj, Class B	1,576	42,258

		3,751,421

France — 10.7%
Accor SA	7,866	311,295
Air Liquide	13,601	991,252
Alcatel-Lucent	145,852	289,973
Alstom	8,140	394,976
Atos Origin SA	882	21,000
AXA SA	31,567	491,797
BNP Paribas SA	27,151	1,040,242
Bouygues SA	18,810	642,697
Cap Gemini SA	6,319	218,736
Carrefour SA	33,114	1,135,352
Casino Guichard-Perrachon SA	1,148	75,441
CNP Assurances	2,033	135,547
Compagnie de St. Gobain	11,019	373,680
Compagnie Generale des Etablissements Michelin, Class B	4,148	162,686
Credit Agricole SA	18,559	225,844
Dassault Systemes SA	2,446	92,576
Electricite de France	7,211	353,013
Essilor International SA	7,690	294,139
Eurazeo	856	29,008
France Telecom SA	100,190	2,261,949
GDF Suez	61,423	2,357,346
Groupe Danone	13,539	696,387
Hermes International	2,798	282,194
Imerys SA	1,544	61,616
L’Oreal SA	5,888	391,805
Lafarge SA	8,012	370,046
Lagardere SCA	6,991	266,625
LVMH Moet Henessy Louis Vuitton SA	8,303	453,952
Neopost SA	2,958	238,472
Pernod Ricard SA	6,374	400,891
Peugeot SA	2,975	50,650
PPR	5,078	256,947
Publicis Groupe	3,368	79,225
Renault SA	3,062	59,199
Safran SA	2,017	25,272
Sanofi-Aventis	63,937	3,600,971
Schneider Electric SA	12,121	770,935
SCOR SE	2,240	45,526
Societe BIC SA	866	46,563
Societe Generale	10,167	428,680
Societe Television Francaise 1	10,425	112,605
Sodexho Alliance SA	4,050	205,535
Technip SA	8,338	259,566
Thales SA	4,399	195,707
Total SA	120,518	6,028,518
Unibail-Rodamco	2,456	330,725
Valeo SA	1,915	21,372
Vallourec SA	1,719	169,109
Veolia Environnement	26,753	603,211
Vinci SA	10,624	363,937
Vivendi SA	53,759	1,387,942
Zodiac SA	420	15,236

		30,117,968

Germany — 6.9%
Adidas AG	5,062	175,184
Allianz SE	7,409	623,567
BASF AG	39,431	1,141,469
Bayer AG	27,252	1,454,582
Bayerische Motoren Werke AG	8,534	202,422
Beiersdorf AG	8,199	401,685
Celesio AG	3,269	69,952
Commerzbank AG	8,536	38,924
DaimlerChrysler AG	20,572	576,842
Deutsche Bank AG	5,200	136,990
Deutsche Boerse AG	8,286	416,638
Deutsche Lufthansa AG	7,119	86,301
Deutsche Post AG	22,379	280,770
Deutsche Postbank AG	1,572	18,863
Deutsche Telekom AG	116,815	1,411,920
E.ON AG	92,866	2,987,802
Fresenius Medical Care AG	7,963	357,333
Hochtief AG	1,610	55,228
Infineon Technologies AG†	26,626	23,721
K+S AG	11,480	542,623
Linde AG	3,779	251,963
MAN AG	4,513	197,639
Merck KGaA	2,819	239,461
Metro AG	19,588	713,531
Muenchener Rueckversicherungs-Gesellschaft AG	3,745	497,987
Puma AG Rudolf Dassler Sport	374	67,423
RWE AG	20,156	1,566,283
SAP AG	68,005	2,414,972
Siemens AG	23,321	1,307,420
ThyssenKrupp AG	10,001	203,164
TUI AG	4,942	41,512
Volkswagen AG	2,952	941,511

		19,445,682

Greece — 0.3%
Alpha Bank A.E.	16,243	135,568
EFG Eurobank Ergasias	10,460	65,252
National Bank of Greece SA	18,768	311,428
OPAP SA	4,310	125,160
Piraeus Bank SA	15,925	105,089
Titan Cement Co. SA	2,000	36,172

		778,669

Hong Kong — 1.2%
Bank of East Asia, Ltd.	34,000	67,666
BOC Hong Kong Holdings, Ltd.	93,000	94,989
Cathay Pacific Airways, Ltd.	32,000	37,246
Cheung Kong Holdings, Ltd.	33,000	306,034
China Resources Enterprise, Ltd.	54,000	77,768
China Travel International Investment Hong Kong, Ltd.	406,000	61,570
CLP Holdings, Ltd.	44,500	301,660
Hang Lung Group, Ltd.	19,000	61,600
Hang Lung Properties, Ltd.	126,000	282,893

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)(2)

COMMON STOCK (continued)
Hong Kong (continued)

Hang Seng Bank, Ltd.	20,200	$243,412
Henderson Land Development Co., Ltd.	26,000	99,048
Hong Kong & China Gas Co., Ltd.	95,000	154,951
Hong Kong Exchanges & Clearing, Ltd.	23,500	201,656
HongKong Electric Holdings, Ltd.	28,500	167,282
Hopewell Holdings, Ltd.	14,000	46,156
Hutchison Whampoa, Ltd.	52,000	265,233
Hysan Development Co., Ltd.	12,000	19,484
MTR Corp., Ltd.	34,000	81,285
New World Development Co., Ltd.	63,367	60,579
PCCW, Ltd.	69,000	35,506
Sino Land Co., Ltd.	42,862	41,060
Sun Hung Kai Properties, Ltd.	43,500	386,750
Swire Pacific, Ltd., Class A	18,500	119,571
The Link REIT	44,418	82,999
Wharf Holdings, Ltd.	33,000	81,945
Wheelock & Co., Ltd.	23,000	40,483
Wing Hang Bank, Ltd.	4,500	21,720

		3,440,546

Indonesia — 0.1%
PT Astra International Tbk	136,500	152,795

Ireland — 0.2%
Allied Irish Banks PLC	32,932	50,090
CRH PLC	22,461	520,284

		570,374

Isle of Man — 0.0%
Genting International PLC†	173,000	49,286

Italy — 1.8%
Alleanza Assicurazioni SpA	6,644	45,080
Assicurazione Generali SpA	19,352	402,806
Banco Popolare Scarl	16,159	92,153
Enel SpA	144,412	809,474
ENI SpA	81,183	1,722,485
Fiat SpA	15,810	77,262
Intesa Sanpaolo SpA	257,988	812,882
Saipem SpA	9,964	152,067
Telecom Italia SpA	371,490	456,523
UniCredit Italiano SpA	252,255	443,792
Unione di Banche Italiane ScpA	17,168	213,752

		5,228,276

Japan — 26.3%
ACOM Co., Ltd.	920	32,214
Advantest Corp.	10,200	136,636
Aeon Co., Ltd.†	20,200	161,199
Aeon Credit Service Co., Ltd.	1,800	16,248
Aeon Mall Co., Ltd.	300	4,098
Aioi Insurance Co., Ltd.	2,000	9,729
Ajinomoto Co., Inc.	32,000	274,853
Alps Electric Co., Ltd.	8,600	36,255
Amada Co., Ltd.	14,000	66,457
Aozora Bank, Ltd.	1,800	2,000
Asahi Breweries, Ltd.	8,500	131,306
Asahi Glass Co., Ltd.	62,200	324,870
Asahi Kasei Corp.	59,000	241,269
Astellas Pharma, Inc.	23,901	901,290
Bank of Kyoto, Ltd.	14,000	146,303
Benesse Corp.	2,600	110,600
Bridgestone Corp.	48,300	608,288
Canon, Inc.	54,300	1,459,410
Casio Computer Co., Ltd.	18,000	141,050
Central Japan Railway Co.	86	611,740
Chubu Electric Power Co., Inc.	27,100	770,014
Chugai Pharmaceutical Co., Ltd.	12,305	235,015
Chuo Mitsui Trust Holdings, Inc.	26,518	103,551
Citizen Watch Co., Ltd.	18,900	75,767
Coca-Cola West Japan Co., Ltd.	600	12,341
Credit Saison Co., Ltd.	2,700	26,317
Dai Nippon Printing Co., Ltd.	22,400	218,310
Daicel Chemical Industries, Ltd.	10,000	43,855
Daiichi Sankyo Co., Ltd.	32,500	730,496
Daikin Industries, Ltd.	15,400	351,643
Dainippon Ink and Chemicals, Inc.	32,000	51,549
Daito Trust Construction Co., Ltd.	5,600	240,441
Daiwa House Industry Co., Ltd.	30,400	270,664
Daiwa Securities Group, Inc.	69,000	377,327
Denki Kagaku Kogyo Kabushiki Kaisha	20,000	41,641
Denso Corp.	34,709	627,333
Dowa Mining Co., Ltd.	27,000	85,560
East Japan Railway Co.	20,000	1,355,111
Eisai Co., Ltd.	10,900	398,162
FamilyMart Co., Ltd.	3,000	109,529
Fanuc, Ltd.	9,400	557,645
Fast Retailing Co., Ltd.	4,700	593,448
Fuji Electric Holdings Co., Ltd.	7,000	8,289
Fuji Television Network, Inc.	18	22,888
FUJIFILM Holdings Corp.	25,900	565,284
Fujitsu, Ltd.	98,400	441,991
Fukuoka Financial Group, Inc.	26,000	87,000
Furukawa Electric Co., Ltd.	29,600	101,920
Gunma Bank, Ltd.	1,000	5,777
Hirose Electric Co., Ltd.	1,400	131,627
Hitachi Construction Machinery Co., Ltd.	1,600	15,639
Hitachi, Ltd.	178,800	571,395
Hokkaido Electric Power Co., Inc.	1,000	24,130
Hokuhoku Financial Group, Inc.	53,000	104,681
Honda Motor Co., Ltd.	81,604	1,824,380
Hoya Corp.	22,000	390,867
Ibiden Co., Ltd.	6,400	129,107
IHI Corp.	54,000	62,611
Inpex Holdings, Inc.	22	157,843
Isetan Mitsukoshi Holdings, Ltd.†	14,040	100,639
Ito En, Ltd.	900	12,454
ITOCHU Corp.	83,000	402,426
ITOCHU Techno-Solutions Corp.	1,900	42,152
J Front Retailing Co., Ltd.	17,500	62,189
Jafco Co., Ltd.	200	3,911
Japan Airlines Corp.†	45,000	96,617
Japan Prime Reality Investment Corp.	3	7,665
Japan Real Estate Investment Corp.	20	179,593
Japan Retail Fund Investment Corp.	19	83,370

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)(2)

COMMON STOCK (continued)
Japan (continued)

Japan Tobacco, Inc.	232	$662,915
JFE Holdings, Inc.	19,500	483,412
JGC Corp.	13,000	183,812
JS Group Corp.	12,000	159,058
JSR Corp.	7,300	88,420
JTEKT Corp.	1,000	6,177
Kajima Corp.	62,800	165,531
Kamigumi Co., Ltd.	1,000	7,922
Kaneka Corp.	11,000	58,730
Kao Corp.	33,800	821,701
Kawasaki Heavy Industries, Ltd.	53,000	95,608
Kawasaki Kisen Kaisha, Ltd.	3,000	10,887
Keihin Electric Express Railway Co., Ltd.	22,000	168,353
Keio Corp.	10,000	53,178
Keyence Corp.	2,100	381,116
Kikkoman Corp.	7,000	67,087
Kinden Corp.	1,000	8,795
Kintetsu Corp.	87,500	395,216
Kirin Brewery Co., Ltd.	23,800	298,741
Kobe Steel, Ltd.	95,000	140,875
Komatsu, Ltd.	54,500	559,594
Konami Corp.	5,700	113,569
Konica Minolta Holdings, Inc.	24,000	184,658
Kubota Corp.	74,000	399,455
Kuraray Co., Ltd.	16,000	125,285
Kurita Water Industries, Ltd.	3,200	71,756
Kyocera Corp.	8,600	549,360
Kyowa Hakko Kogyo Co., Ltd.	13,016	116,612
Kyushu Electric Power Co., Inc.	13,200	343,936
Lawson, Inc.	2,500	123,315
Leopalace21 Corp.	4,500	37,784
Mabuchi Motor Co., Ltd.	1,100	41,217
Marubeni Corp.	113,200	400,991
Marui Co., Ltd.	20,100	104,059
Matsui Securities Co., Ltd.	6,400	47,882
Matsushita Electric Industrial Co., Ltd.	107,000	1,282,962
Matsushita Electric Works, Ltd.	16,000	125,518
Meiji Dairies Corp.	10,000	46,879
Minebea Co., Ltd.	19,000	57,749
Mitsubishi Chemical Holdings Corp.	42,000	171,378
Mitsubishi Corp.	73,000	965,966
Mitsubishi Electric Corp.	105,800	482,075
Mitsubishi Estate Co., Ltd.	42,000	548,987
Mitsubishi Heavy Industries, Ltd.	178,400	669,671
Mitsubishi Logistics Corp.	3,000	30,333
Mitsubishi Materials Corp.	96,000	238,901
Mitsubishi Rayon Co., Ltd.	23,000	55,240
Mitsubishi UFJ Financial Group, Inc.	331,011	1,835,808
Mitsubishi UFJ Lease & Finance Co., Ltd.	300	7,035
Mitsui & Co., Ltd.	87,600	909,909
Mitsui Chemicals, Inc.	25,000	71,701
Mitsui Fudosan Co., Ltd.	30,000	386,208
Mitsui Mining & Smelting Co., Ltd.	55,000	98,663
Mitsui O.S.K. Lines, Ltd.	7,000	40,017
Mitsui Sumitomo Insurance Group Holdings, Inc.	15,200	389,343
Mizuho Financial Group, Inc.	381,300	937,363
Murata Manufacturing Co., Ltd.	10,800	405,184
NamCo Bandai Holdings, Inc.	3,000	29,870
NEC Corp.	107,800	287,029
NEC Electronics Corp.†	1,900	13,085
NGK Insulators, Ltd.	20,400	260,303
NGK Spark Plug Co., Ltd.	11,000	84,396
Nidec Corp.	5,800	274,233
Nikon Corp.	13,000	134,506
Nintendo Co., Ltd.	3,900	1,199,764
Nippon Building Fund, Inc.	25	267,879
Nippon Electric Glass Co., Ltd.	16,000	104,466
Nippon Express Co., Ltd.	46,400	165,842
Nippon Meat Packers, Inc.	13,400	169,076
Nippon Mining Holdings, Inc.	25,500	92,633
Nippon Oil Corp.	78,200	339,529
Nippon Paper Group, Inc.	3,600	106,434
Nippon Sheet Glass Co., Ltd.	20,000	48,772
Nippon Steel Corp.	256,000	748,291
Nippon Telegraph and Telephone Corp.	14,600	703,935
Nippon Yusen Kabushiki Kaisha	59,000	275,737
Nipponkoa Insurance Co., Ltd.	1,000	8,132
Nishi-Nippon City Bank, Ltd.	26,000	63,478
Nissan Chemical Industries, Ltd.	9,000	67,365
Nissan Motor Co., Ltd.	121,700	363,348
Nisshin Seifun Group, Inc.	8,500	92,454
Nisshinbo Industries, Inc.	2,000	14,579
Nissin Food Products Co., Ltd.	3,600	122,183
Nitto Denko Corp.	10,500	193,527
Nomura Holdings, Inc.	97,800	629,924
Nomura Real Estate Holdings, Inc.	300	5,301
Nomura Real Estate Office Fund, Inc.	1	6,259
Nomura Research Institute, Ltd.	6,700	120,052
NSK, Ltd.	34,000	109,001
NTN Corp.	25,000	66,296
NTT Data Corp.	78	249,159
NTT DoCoMo, Inc.	193	336,097
NTT Urban Development Corp.	6	5,150
Obayashi Corp.	42,000	197,460
Obic Co., Ltd.	480	74,732
OJI Paper Co., Ltd.	51,800	245,103
Olympus Corp.	7,000	112,427
Omron Corp.	11,600	137,129
Onward Kashiyama Co., Ltd.	8,000	53,785
ORACLE Corp.	2,200	87,083
Oriental Land Co., Ltd.	3,400	257,892
ORIX Corp.	430	18,695
Osaka Gas Co., Ltd.	131,200	557,901
Promise Co., Ltd.	1,300	23,693
Resona Holdings, Inc.	19,100	293,410
Ricoh Co., Ltd.	34,000	412,509
Rohm Co., Ltd.	7,400	365,339
Sanyo Electric Co., Ltd.†	82,000	125,177
Sapporo Hokuyo Holdings, Inc.	2,000	7,098
Sapporo Holdings, Ltd.	4,000	18,454
SBI Holdings, Inc.	358	42,992
Secom Co., Ltd.	7,000	293,421

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)(2)

COMMON STOCK (continued)
Japan (continued)

Seiko Epson Corp.	6,400	$80,070
Sekisui Chemical Co., Ltd.	23,000	127,696
Sekisui House, Ltd.	52,400	440,162
Seven & I Holdings Co., Ltd.	38,600	1,028,743
Sharp Corp.	44,800	330,664
Shimamura Co., Ltd.	1,100	76,709
Shimano, Inc.	5,400	182,524
Shimizu Corp.	44,000	198,735
Shin-Etsu Chemical Co., Ltd.	20,148	935,655
Shinko Securities Co., Ltd.	25,000	49,647
Shinsei Bank, Ltd.	45,000	57,527
Shionogi & Co., Ltd.	12,000	255,631
Shiseido Co., Ltd.	18,600	311,148
Showa Denko K.K.	32,000	42,382
Showa Shell Sekiyu K.K.	10,200	95,022
SMC Corp.	3,200	285,381
Softbank Corp.	48,000	738,443
Sompo Japan Insurance, Inc.	38,000	235,997
Sony Corp.	37,947	733,823
Sony Financial Holdings, Inc.	5	16,353
Stanley Electric Co., Ltd.	3,400	32,573
Sumitomo Chemical Co., Ltd.	63,400	199,142
Sumitomo Corp.	54,400	491,566
Sumitomo Electric Industries, Ltd.	33,400	251,436
Sumitomo Heavy Industries, Ltd.	22,000	69,395
Sumitomo Metal Industries, Ltd.	151,000	300,769
Sumitomo Metal Mining Co., Ltd.	50,400	469,647
Sumitomo Mitsui Financial Group, Inc.	24,100	954,700
Sumitomo Realty & Development Co., Ltd.	14,000	160,355
Suruga Bank, Ltd.	1,000	8,722
T&D Holdings, Inc.	9,650	309,629
Taiheiyo Cement Corp.	32,000	43,743
Taisei Corp.	60,000	131,981
Taisho Pharmaceutical Co., Ltd.	8,412	170,443
Takashimaya Co., Ltd.	19,000	127,559
Takeda Pharmaceutical Co., Ltd.	39,401	1,840,863
Takefuji Corp.	2,080	14,649
TDK Corp.	6,600	246,080
Teijin, Ltd.	41,800	100,352
Terumo Corp.	9,900	334,858
The 77 Bank, Ltd.	15,000	75,097
The Bank of Yokohama, Ltd.	55,000	278,715
The Chiba Bank, Ltd.	31,000	172,407
The Hachijuni Bank, Ltd.	1,000	5,586
The Hiroshima Bank, Ltd.	3,000	12,674
The Joyo Bank, Ltd.	35,000	189,229
The Kansai Electric Power Co., Inc.	45,700	1,252,314
The Shizuoka Bank, Ltd.	29,000	301,532
The Sumitomo Trust & Banking Co., Ltd.	57,000	280,180
THK Co., Ltd.	1,700	21,474
Tobu Railway Co., Ltd.	46,200	253,076
Toho Co., Ltd.	3,600	62,859
Tohoku Electric Power Co., Inc.	26,600	683,668
Tokio Marine Holdings, Inc.	31,471	828,941
Tokyo Broadcasting System, Inc.	4,600	61,933
Tokyo Electric Power Co., Inc.	66,300	2,071,806
Tokyo Electron, Ltd.	11,300	412,982
Tokyo Gas Co., Ltd.	140,400	661,377
Tokyo Tatemono Co., Ltd.	10,000	33,374
Tokyu Corp.	56,000	242,118
Tokyu Land Corp.	1,000	3,124
TonenGeneral Sekiyu K.K.	17,000	163,431
Toppan Printing Co., Ltd.	21,200	142,361
Toray Industries, Inc.	58,100	250,506
Toshiba Corp.	152,000	527,845
Tosoh Corp.	23,000	48,042
Toto, Ltd.	24,200	128,299
Toyo Seikan Kaisha, Ltd.	9,300	137,562
Toyoda Gosei Co., Ltd.	600	6,709
Toyota Industries Corp.	4,550	90,568
Toyota Motor Corp.	132,300	4,219,543
Trend Micro, Inc.	6,000	163,355
Uni-Charm Corp.	1,800	123,501
UNY Co., Ltd.	7,000	58,075
Urban Corp.(4)	900	10
Ushio, Inc.	2,000	25,267
USS Co., Ltd.	1,220	51,597
West Japan Railway Co.	22	89,431
Yahoo! Japan Corp.	921	292,715
Yakult Honsha Co., Ltd.	4,600	93,291
Yamada Denki Co., Ltd.	5,470	322,645
Yamaha Corp.	5,700	49,689
Yamaha Motor Co., Ltd.	1,800	16,803
Yamato Transport Co., Ltd.	13,000	131,949
Yamazaki Baking Co., Ltd.	4,000	53,758
Yokogawa Electric Corp.	11,400	51,565

		74,268,018

Luxembourg — 0.3%
ArcelorMittal	32,100	720,955

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	336,523	68,048

Mexico — 0.1%
Corp GEO SAB de CV, Series B†	48,300	53,285
Desarrolladora Homex SAB de CV ADR†	4,500	85,815
Urbi Desarrollos Urbanos SAB de CV†	24,500	25,153
Wal-Mart de Mexico SAB de CV, Series V	87,520	182,687

		346,940

Netherlands — 2.8%
Aegon NV	49,304	260,036
Akzo Nobel NV	7,735	276,948
ASML Holding NV	22,611	375,720
European Aeronautic Defense and Space Co.	10,299	180,139
Fugro NV	4,008	108,628
Heineken NV	32,053	944,008
ING Groep NV CVA	42,781	341,675
James Hardie Industries NV CDI	5,401	13,278
Koninklijke Ahold NV	72,296	869,392
Koninklijke DSM DV	4,457	107,048
Koninklijke KPN NV	70,731	944,712

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)(2)

COMMON STOCK (continued)
Netherlands (continued)

Koninklijke Philips Electronics NV	25,265	$458,217
Reed Elsevier NV	20,288	224,947
SBM Offshore NV	10,006	121,040
STMicroelectronics NV	46,385	241,146
TNT NV	21,028	366,529
Unilever NV	78,630	1,735,158
Wolters Kluwer NV	12,133	218,498

		7,787,119

Norway — 0.8%
Aker Solutions ASA	21,680	101,322
DnB NOR ASA	15,670	52,804
Norsk Hydro ASA	34,611	123,192
Orkla ASA	46,260	306,248
StatoilHydro ASA	52,468	904,834
Telenor ASA	49,708	324,561
Yara International ASA	18,563	416,720

		2,229,681

Portugal — 0.3%
Banco Comercial Portugues SA†	48,502	49,582
Brisa-Auto Estradas de Portugal SA	13,263	87,708
Energias de Portugal SA	91,432	324,572
Portugal Telecom SGPS SA	27,121	218,338
ZON Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	14,500	78,372

		758,572

Russia — 0.0%
Unified Energy System OAO GDR†(3)(4)	151	3,359
Wimm-Bill-Dann Foods OJSC ADR†	3,000	72,750

		76,109

Singapore — 1.5%
Ascendas Real Estate Investment Trust.	60,000	57,166
CapitaLand, Ltd.	101,000	158,254
CapitaMall Trust	72,004	74,758
City Developments, Ltd.	36,983	136,068
ComfortDelGro Corp., Ltd.	105,481	100,524
Cosco Corp. (Singapore), Ltd.	11,000	5,672
DBS Group Holdings, Ltd.	71,947	415,366
Fraser and Neave, Ltd.	60,000	112,853
Jardine Cycle & Carriage, Ltd.	9,025	63,513
Keppel Corp., Ltd.	78,000	204,958
Olam International, Ltd.	81,000	65,021
Oversea-Chinese Banking Corp.	147,901	497,534
Parkway Holdings, Ltd.	28,000	21,153
Raffles Education Corp., Ltd.	27,918	9,458
SembCorp Industries, Ltd.	63,370	94,167
SembCorp Marine, Ltd.	56,800	58,282
Singapore Airlines, Ltd.	38,810	283,276
Singapore Exchange, Ltd.	52,008	176,233
Singapore Press Holdings, Ltd.	78,952	145,881
Singapore Telecommunications, Ltd.	449,560	781,383
United Overseas Bank, Ltd.	70,059	542,570
United Overseas Land, Ltd.	31,315	39,965
Wilmar International, Ltd.	52,000	97,432

		4,141,487

Spain — 3.7%
ACS Actividades de Construccion y Servicios SA	10,603	426,828
Banco Bilbao Vizcaya Argentaria SA	54,445	509,616
Banco Popular Espanol SA	62,453	429,144
Banco Santander SA	144,505	1,166,048
Gas Natural SDG SA	836	20,125
Iberdrola SA (Barcelona)	73,919	573,649
Iberdrola SA (London)†	40,524	314,954
Indra Sistemas SA	2,623	52,807
Industria de Diseno Textil SA	20,058	765,775
Mapfre SA	17,443	49,242
Repsol YPF SA	41,876	751,165
Telefonica SA	294,441	5,237,734
Union Fenosa SA	12,487	281,536

		10,578,623

Sweden — 1.8%
Alfa Laval AB	2,400	16,821
Assa Abloy AB, Class B	9,080	91,058
Atlas Copco AB, Class A	64,710	435,685
Atlas Copco AB, Class B	13,310	79,301
Electrolux AB, Class B	6,100	43,991
Getinge AB, Class B	15,383	205,070
Hennes & Mauritz AB, Class B	17,003	656,381
Holmen AB	1,750	35,802
Husqvarna AB, Class B	6,100	25,415
Investor AB, Class B	14,876	172,504
Lundin Petroleum AB†	18,859	92,973
Modern Times Group AB, Class B	3,028	51,614
Nordea Bank AB	80,748	426,338
Sandvik AB	33,770	173,288
Skanska AB, Class B	10,604	90,725
Ssab Svenskt Stal AB, Class A	4,852	34,100
Svenska Cellulosa AB, Class B	18,931	147,669
Svenska Handelsbanken AB, Class A	22,161	241,745
Swedish Match AB	13,214	178,521
Tele2 AB, Class B	5,364	43,328
Telefonaktiebolaget LM Ericsson, Class B	177,477	1,417,375
TeliaSonera AB	70,710	310,508
Volvo AB, Class A	14,225	58,015
Volvo AB, Class B	36,475	145,716

		5,173,943

Switzerland — 8.0%
ABB, Ltd.†	58,401	759,168
Baloise Holding AG	996	61,869
Ciba Holding AG†	2,104	87,070
Compagnie Financiere Richemont SA	17,139	250,512
Credit Suisse Group AG	34,595	886,272
Geberit AG	1,310	126,714
Givaudan SA	215	145,751
Holcim, Ltd.	10,705	432,168
Julius Baer Holding AG	6,850	203,503
Logitech International SA†	10,861	105,299

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)(2)

COMMON STOCK (continued)
Switzerland (continued)

Lonza Group AG	1,594	$145,420
Nestle SA	213,513	7,382,033
Nobel Biocare Holding AG	17,640	271,675
Novartis AG	104,314	4,316,234
OC Oerlikon Corp AG†	204	7,006
Roche Holding AG	31,390	4,413,626
Schindler Holding AG	2,797	127,037
Straumann AG	1,615	247,600
Swatch Group AG	1,614	35,777
Swatch Group AG, Class B	1,039	116,036
Swiss Life Holding AG†	737	40,041
Swiss Re	10,898	289,573
Swisscom AG	850	267,562
Syngenta AG	5,127	992,200
UBS AG†	30,003	377,289
Zurich Financial Services AG	3,080	556,168

		22,643,603

Thailand — 0.0%
Univest Land PCL†(4)	22,500	0

United Kingdom — 18.3%
3i Group PLC	12,957	42,410
AMEC PLC	10,063	82,242
Anglo American PLC	36,928	669,049
Antofagasta PLC	96	582
Associated British Foods PLC	66	635
AstraZeneca PLC	72,342	2,803,544
Aviva PLC	77,916	351,147
BAE Systems PLC	99,122	578,733
Balfour Beatty PLC	15,490	83,507
Barclays PLC	175,201	260,446
Berkeley Group Holdings PLC†	2,361	27,035
BG Group PLC	116,836	1,612,772
BHP Billiton PLC	60,014	1,022,658
BP PLC	667,865	4,747,392
British Airways PLC	20,325	35,264
British American Tobacco PLC	104,842	2,882,513
British Land Co. PLC	102	668
British Sky Broadcasting Group PLC	66,317	476,333
BT Group PLC	347,370	529,697
Bunzl PLC	11,290	92,887
Burberry Group PLC	14,191	52,098
Cable & Wireless PLC	533	1,210
Cadbury PLC	51,884	419,099
Cairn Energy PLC†	26	687
Carnival PLC	4,950	91,195
Centrica PLC	132,060	492,919
Cobham PLC	33,043	102,591
Compass Group PLC	59,663	295,195
Daily Mail & General Trust	10,727	40,793
Diageo PLC	130,885	1,792,814
Drax Group PLC	128	1,030
Experian Group, Ltd.	15,925	99,912
FirstGroup PLC	15,404	60,635
Friends Provident PLC	60,395	72,002
G4S PLC	7,546	21,004
GKN PLC	11,528	14,029
GlaxoSmithKline PLC	253,540	4,485,465
Hammerson PLC	58	340
Hays PLC	10,072	10,961
Home Retail Group PLC	15,876	47,403
HSBC Holdings PLC	201,234	1,570,332
ICAP PLC	2,089	7,123
IMI PLC	12,320	47,888
Imperial Tobacco Group PLC	36,693	1,005,031
Intercontinental Hotels Group PLC	9,836	74,659
International Power PLC	13,434	52,804
Invensys PLC†	7,624	17,066
ITV PLC	942	376
J Sainsbury PLC	43,313	208,542
Johnson Matthey PLC	6,065	85,753
Kingfisher PLC	22,769	45,771
Ladbrokes PLC	16,149	42,214
Land Securities Group PLC	95	947
Legal & General Group PLC	203,192	180,749
Liberty International PLC	48	259
Lloyds TSB Group PLC	233,581	307,586
LogicaCMG PLC	42,054	39,985
London Stock Exchange Group PLC	940	6,536
Lonmin PLC	35	440
Man Group PLC, Class B	66,073	196,763
Marks & Spencer Group PLC	32,435	108,688
Meggitt PLC	14,903	29,821
National Express Group PLC	4,865	22,952
National Grid PLC	157,312	1,474,597
Next PLC	5,067	86,217
Old Mutual PLC	80,201	60,698
Pearson PLC	26,281	253,730
Prudential PLC	58,357	281,127
Reckitt Benckiser Group PLC	60,484	2,340,423
Reed Elsevier PLC	35,914	268,829
Rexam PLC	18,183	82,327
Rio Tinto PLC	27,594	599,786
Rolls-Royce Group PLC†	57,909	279,140
Royal & Sun Alliance Insurance Group PLC	84,416	160,755
Royal Bank of Scotland Group PLC	414,098	130,535
Royal Dutch Shell PLC, Class A	141,400	3,552,584
Royal Dutch Shell PLC, Class B	91,027	2,180,836
SABMiller PLC	37,757	617,876
Sage Group PLC	77,360	203,283
Schroders PLC	2,013	22,151
Scottish and Southern Energy PLC	49,429	854,088
Segro PLC	83	192
Serco Group PLC	3,023	19,260
Severn Trent PLC	16,534	260,949
Shire PLC	94	1,375
Smith & Nephew PLC	78,749	572,226
Smiths Group PLC	11,284	140,278
Stagecoach Group PLC	15,281	26,987
Standard Chartered PLC	19,992	253,098
Standard Life PLC	20,299	64,447
Tate & Lyle PLC	27,997	134,678
Tesco PLC	243,790	1,262,622
The Capita Group PLC	4,183	42,352
Thomson Reuters PLC	7,787	157,866
Tomkins PLC	27,446	46,680

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)(2)

COMMON STOCK (continued)
United Kingdom (continued)

Tullow Oil PLC	132	$1,319
Unilever PLC	69,727	1,535,905
United Business Media, Ltd.	8,748	61,179
United Utilities Group PLC	8,396	65,721
Vedanta Resources PLC	30	240
Vodafone Group PLC	2,360,893	4,399,928
Whitbread PLC	5,636	67,121
William Morrison Supermarkets PLC	308	1,206
Wolseley PLC	17,947	44,770
WPP PLC	82,874	467,768
Xstrata PLC	18,265	150,053

		51,680,383

United States — 0.3%
Synthes, Inc.	7,521	908,510

Total Common Stock (cost $350,031,593)		251,384,610

PREFERRED STOCK — 0.2%
Brazil — 0.0%
Sadia SA	40,234	57,576

Germany — 0.2%
Henkel AG & Co KGaA	9,390	241,717
Porsche Automobil Holding SE	3,611	213,245
RWE AG	1,562	102,965
Volkswagen AG	2,384	118,450

		676,377

Total Preferred Stock (cost $1,614,121)		733,953

WARRANTS† — 0.0%
Malaysia — 0.0%
IJM Land Berhad Expires 09/11/13 (cost $0)	21,160	1,144

RIGHTS† — 0.0%
Australia — 0.0%
Wesfarmers, Ltd. Expires 02/23/09	1,335	1,726

Belgium — 0.0%
Fortis Expires 07/04/14	52,602	0

Japan — 0.0%
Dowa Mining Co., Ltd. Expires 01/29/10	23,000	3,725

Singapore — 0.0%
Ascendas Real Estate Expires 02/05/09	4,000	795

Total Rights (cost $0)		6,246

Total Long-Term Investment Securities (cost $351,645,714)		252,125,953

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)(2)

REPURCHASE AGREEMENT — 8.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/30/09, to be repurchased 02/02/09 in the amount of $24,821,021 and collateralized by Federal Home Loan Mtg. Corp. Notes bearing interest at 5.13% due 04/18/11 and having an approximate value of $25,319,300 (cost $24,821,000)	$24,821,000	24,821,000

TOTAL INVESTMENTS (cost $376,466,714)(1)	98.0%	276,946,953
Other assets less liabilities	2.0	5,519,587

NET ASSETS	100.0%	$282,466,540

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	A substantial number of the Portfolio’s holdings were valued using the fair value procedures at January 31, 2009. At January 31, 2009, the aggregate value of these securities was $250,691,007 representing 88.8% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(3)	To the extent permitted by the Statement of Additional Information, the International Diversified Equities Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2009, the International Diversified Equities Portfolio held the following restricted securities:

					Value	% of
	Acquisition		Acquisition	Market	Per	Net
Name	Date	Shares	Cost	Value	Share	Assets

Unified Energy System OAO GDR	7/31/06	151	$21,668	$3,359	$22.25	0.00%

(4)	Fair valued securities; see Note 2
ADR  — American Depository Receipt
GDR  — Global Depository Receipt
PPS  — Price Protected Shares
REIT  — Real Estate Investment Trust

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

Open Futures Contracts

					Value as of	Unrealized
Number of			Expiration	Value at	January 31,	Appreciation
Contracts		Description	Date	Trade Date	2009	(Depreciation)

11	Long	DAX Index Future	March 2009	$1,585,222	$1,529,646	$(55,576)
427	Long	Dow Jones Euro Stoxx 50	March 2009	13,007,929	12,197,099	(810,830)
114	Long	FTSE 100 Index	March 2009	6,933,845	6,745,080	(188,765)
27	Long	Tokyo Price Index	March 2009	2,520,709	2,375,012	(145,697)

						$(1,200,868)

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*EUR	13,781,854	USD	18,196,505	2/12/2009	$552,657

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	(Depreciation)

*GBP	3,805,562	USD	5,504,991	2/12/2009	$(9,245)
USD	6,858,490	AUD	10,237,545	2/12/2009	(358,102)
*USD	27,254,879	EUR	20,627,155	2/12/2009	(847,519)
*USD	6,424,058	GBP	4,419,819	2/12/2009	(19,769)

					(1,234,635)

Net Unrealized Appreciation (Depreciation)					$(681,978)

*	Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar
GBP — British Pound
USD — United States Dollar
EUR — Euro Dollar

See Notes to Financial Statements

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Cellular Telecom	10.9%
Oil Companies-Integrated	9.5
Banks-Commercial	8.8
Repurchase Agreements	4.0
Diversified Minerals	3.6
Electric-Integrated	3.5
Semiconductor Components-Integrated Circuits	3.4
Steel-Producers	3.2
Oil Companies-Exploration & Production	2.7
Electronic Components-Semiconductors	2.5
Diversified Financial Services	2.5
Telecom Services	2.3
Medical-Generic Drugs	2.3
Building & Construction-Misc.	2.3
Agricultural Operations	2.2
Telephone-Integrated	1.9
Asset-Backed Commercial Paper	1.9
Insurance-Life/Health	1.8
Internet Content-Entertainment	1.7
Airlines	1.7
Medical Products	1.7
Finance-Mortgage Loan/Banker	1.5
Machinery-Construction & Mining	1.5
Finance-Investment Banker/Broker	1.5
Chemicals-Diversified	1.4
Computers-Integrated Systems	1.4
Broadcast Services/Program	1.4
Building-Residential/Commercial	1.3
Agricultural Chemicals	1.3
Engineering/R&D Services	1.3
Brewery	1.2
Coal	1.2
Consumer Products-Misc.	1.1
Internet Infrastructure Software	1.1
Oil Field Machinery & Equipment	1.1
Entertainment Software	1.0
Applications Software	1.0
Home Furnishings	1.0
Mining	0.9
Building-Heavy Construction	0.9
Retail-Major Department Stores	0.9
Wireless Equipment	0.7
Real Estate Operations & Development	0.7
Retail-Sporting Goods	0.6
Gold Mining	0.6

101.0%

*	Calculated as a percentage of net assets

Country Allocation*

Brazil	16.1%
China	10.8
South Korea	8.7
Mexico	8.4
South Africa	8.2
United States	7.3
Taiwan	5.6
Hong Kong	5.5
Russia	5.2
Cayman Islands	5.0
Israel	4.9
India	3.8
Chile	3.4
United Arab Emirates	1.9
Philippines	1.2
Turkey	1.1
Indonesia	1.1
United Kingdom	1.1
Peru	0.9
Malaysia	0.8

101.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)(2)

COMMON STOCK — 84.0%
Brazil — 6.4%
Cia Vale do Rio Doce ADR	222,019	$3,132,688
CPFL Energia SA	1	13
Petroleo Brasileiro SA ADR	138,710	3,634,202
Unibanco — Uniao de Bancos Brasileiros SA GDR	62,542	3,519,864

		10,286,767

Cayman Islands — 5.0%
Chaoda Modern Agriculture Holdings, Ltd.	4,043,840	2,546,448
China Dongxiang Group Co.	3,306,841	956,886
Shanda Interactive Entertainment, Ltd. ADR†	95,400	2,776,140
The9, Ltd. ADR	110,088	1,664,530

		7,944,004

Chile — 3.4%
Empresa Nacional de Telecomunicaciones SA	174,714	1,925,818
Enersis SA ADR	154,800	2,221,380
Lan Airlines SA ADR	151,700	1,260,627

		5,407,825

China — 10.8%
AsiaInfo Holdings, Inc.†	196,694	1,717,139
China BlueChemical, Ltd.	3,902,000	2,037,897
China Life Insurance Co., Ltd.	1,079,000	2,858,877
China National Materials Co., Ltd.†	4,940,000	2,325,194
China Petroleum & Chemical Corp.	6,052,000	3,273,686
China Shenhua Energy Co., Ltd.	864,000	1,851,837
Industrial & Commercial Bank of China	7,366,000	3,132,207

		17,196,837

Hong Kong — 5.5%
China Green Holdings, Ltd.	1,431,000	929,823
China Mobile, Ltd.	530,000	4,781,115
China Mobile, Ltd. ADR	13,600	611,592
CNOOC, Ltd.	1,464,000	1,260,812
Comba Telecom Systems Holdings, Ltd.	4,948,000	1,189,158

		8,772,500

India — 3.8%
Housing Development Finance Corp.	77,178	2,404,087
Infosys Technologies, Ltd.	60,306	1,594,557
State Bank of India, Ltd.	86,591	2,013,561

		6,012,205

Indonesia — 1.1%
Telekomunikasi Indonesia Tbk PT	1,538,500	840,456
Telekomunikasi Indonesia Tbk PT ADR	39,948	875,261

		1,715,717

Israel — 4.9%
Israel Chemicals, Ltd.	333,655	2,273,159
Partner Communications Co., Ltd.	127,087	1,926,198
Teva Pharmaceutical Industries, Ltd. ADR	87,600	3,631,020

		7,830,377

Malaysia — 0.8%
Tenaga Nasional Bhd	803,800	1,305,896

Mexico — 8.4%
America Movil SAB de CV, Series L ADR	187,174	5,336,331
Desarrolladora Homex SAB de CV ADR†	110,100	2,099,607
Fomento Economico Mexicano SAB de CV ADR	70,500	1,984,575
Grupo Televisa SA ADR	156,920	2,195,311
Kimberly-Clark de Mexico SAB de CV, Class A	536,500	1,751,327

		13,367,151

Peru — 0.9%
Cia de Minas Buenaventura SA ADR	79,200	1,492,128

Philippines — 1.2%
Globe Telecom, Inc.	114,750	2,001,587

Russia — 5.2%
LUKOIL	95,697	3,211,399
LUKOIL ADR	7,300	239,221
Mobile Telesystems OJSC ADR	80,400	1,712,520
OAO Gazprom	874,868	2,829,249
OAO Gazprom ADR	20,500	265,885

		8,258,274

South Africa — 8.2%
ABSA Group, Ltd.	136,577	1,234,287
AngloGold Ashanti Ltd.	32,656	926,872
Aspen Pharmacare Holdings, Ltd.†	652,561	2,692,583
Aveng, Ltd.	762,467	1,956,547
MTN Group, Ltd.	323,084	3,069,290
Murray & Roberts Holdings, Ltd.	399,246	1,671,202
Steinhoff International Holdings, Ltd.	1,306,120	1,527,882

		13,078,663

South Korea — 8.7%
Hyundai Department Store Co., Ltd.	31,125	1,422,905
KB Financial Group, Inc.†	40,900	1,069,506
POSCO	10,142	2,605,205
Samsung Electronics Co., Ltd.	11,383	3,958,896
Samsung Engineering Co., Ltd.	52,384	2,020,866
Shinhan Financial Group Co., Ltd.†	140,640	2,838,238

		13,915,616

Taiwan — 5.6%
Greatek Electronics, Inc.	2,324,284	1,224,562
HTC Corp.	235,000	2,240,599
Huaku Development Co., Ltd.	1,172,150	1,185,113
Macronix International Co., Ltd.	4,733,000	1,235,143
Taiwan Semiconductor Manufacturing Co., Ltd.	2,458,540	2,971,158

		8,856,575

Turkey — 1.1%
Turkiye Garanti Bankasi AS†	1,277,425	1,721,132

United Arab Emirates — 1.9%
Air Arabia†	5,776,787	1,478,546
Arabtec Holding Co.	4,687,363	1,480,495

		2,959,041

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)(2)

COMMON STOCK (continued)

United Kingdom — 1.1%
Wellstream Holdings PLC	244,438	$1,685,251

Total Common Stock (cost $192,145,961)		133,807,546

PREFERRED STOCK — 9.7%
Brazil — 9.7%
Banco Itau Holding Financeira SA ADR	237,200	2,381,488
Cia Energetica de Minas Gerais ADR	152,341	2,070,314
Cia Vale do Rio Doce ADR	215,158	2,612,018
Petroleo Brasileiro SA ADR	220,900	4,784,694
Telecomunicacoes de Sao Paulo SA ADR	62,800	1,179,384
Usinas Siderurgicas de Minas Gerais SA, Class A	198,350	2,467,406

Total Preferred Stock (cost $18,059,844)		15,495,304

EQUITY CERTIFICATES — 1.4%
Citigroup Global Markets Holdings Inc. — Qatar National Bank(3)	32,845	1,005,878
Citigroup Global Markets Holdings Inc. — Qatar Telecom QSC(3)	45,170	1,307,220

Total Equity Certificates (cost $3,001,584)		2,313,098

Total Long-Term Investment Securities (cost $213,207,389)		151,615,948

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Asset-Backed Commercial Paper — 1.9%
Tulip Funding Corp. 1.00% due 02/05/09* (cost $2,999,883)	$3,000,000	2,999,883

REPURCHASE AGREEMENT — 4.0%
Agreement with Banc of America Securities LLC, bearing interest at 0.23% dated 01/30/09 to be repurchased 02/02/09 in the amount of $6,335,121 and collateralized by 6,515,000 of Federal National Mtg. Assoc. Disc. Notes due 12/31/09 and having an approximate value of $6,465,287 (cost $6,335,000)	$6,335,000	$6,335,000

TOTAL INVESTMENTS (cost $222,542,272)(1)	101.0%	160,950,831
Liabilities in excess of other assets	(1.0)	(1,595,140)

NET ASSETS	100.0%	$159,355,691

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2009, the aggregate value of these securities was $2,999,883 representing 1.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis.
(2)	A substantial number of the Fund’s holdings were valued using fair value procedures at January 31, 2009. At January 31, 2009, the aggregate value of these securities was $86,801,326 representing 54.5% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(3)	Illiquid Security. At January 31, 2009, the aggregate value of these securities was $2,313,098 representing 1.4% of net assets.
ADR — American Depository Receipt
GDR — Global Depository Receipt

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

Equity Swap Contracts #

			Fixed Payments
	Notional	Termination	Received (Paid)	Total Return Received	Gross Unrealized
Swap Counterparty	Amount (000’s)	Date	by Portfolio	(Paid) by Portfolio	Appreciation

Morgan Stanley	2,427	07/30/2009	(3 month USD-LIBOR-BBA) plus 3.30%	MSCI Daily Total Return Net Emerging Markets India USD Index	$53,021
Merrill Lynch	253	09/22/2009	(1 month USD-LIBOR-BBA) plus 1.00%	Aldar Properties PJSC	4,192

					$57,213

			Fixed Payments
	Notional	Termination	Received (Paid)	Total Return Received	Gross Unrealized
Swap Counterparty	Amount (000’s)	Date	by Portfolio	(Paid) by Portfolio	(Depreciation)

Merrill Lynch	1,343	10/19/2009	(1 month USD-LIBOR-BBA) minus 0.40%	Aldar Properties PJSC	$(349,941)
Merrill Lynch	468	10/14/2009	(1 month USD-LIBOR-BBA) minus 1.00%	Qatar National Bank	(131,384)
Merrill Lynch	154	10/14/2009	(1 month USD-LIBOR-BBA) minus 1.00%	Qatar National Bank	(43,126)

					(524,451)

Net Unrealized Appreciation (Depreciation)					$(467,238)

#	Fair valued security; See Note 2

USD   — United States Dollar
LIBOR — London Interbank Offered Rate
BBA   — British Banker’s Association

See Notes to Financial Statements

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO PROFILE — January 31, 2009 — (unaudited)

Industry Allocation*

Telephone-Integrated	8.9%
Oil Companies-Integrated	8.3
Medical-Drugs	8.0
Banks-Commercial	6.4
Repurchase Agreements	5.1
Cellular Telecom	3.5
Telecom Services	3.4
Food-Misc.	3.2
Auto-Cars/Light Trucks	2.9
Insurance-Multi-line	2.9
Aerospace/Defense	2.9
Diversified Manufacturing Operations	2.1
Chemicals-Specialty	2.1
Food-Catering	2.1
Food-Retail	1.9
Security Services	1.9
Insurance-Reinsurance	1.9
Electronic Components-Misc.	1.8
Electric-Integrated	1.7
Electronic Components-Semiconductors	1.7
Television	1.7
Toys	1.6
Photo Equipment & Supplies	1.5
Enterprise Software/Service	1.5
Multimedia	1.4
Applications Software	1.3
Diversified Operations	1.3
Rubber-Tires	1.0
Transport-Services	1.0
Semiconductor Components-Integrated Circuits	1.0
Gas-Distribution	0.9
Human Resources	0.9
Containers-Metal/Glass	0.9
Building Products-Cement	0.8
Chemicals-Diversified	0.8
Real Estate Operations & Development	0.8
Finance-Consumer Loans	0.7
Machinery-Construction & Mining	0.7
Audio/Video Products	0.7
Retail-Drug Store	0.6
Computers	0.6
Oil Companies-Exploration & Production	0.6
Publishing-Books	0.5
Hotels/Motels	0.5
Retail-Building Products	0.5
Wireless Equipment	0.4
Oil-Field Services	0.4
Medical-Wholesale Drug Distribution	0.4
Auto/Truck Parts & Equipment-Original	0.3
Distribution/Wholesale	0.3
Power Converter/Supply Equipment	0.3
Finance-Investment Banker/Broker	0.3
Food-Wholesale/Distribution	0.3
Diversified Operations/Commercial Services	0.3
Building-Heavy Construction	0.1
Metal-Aluminum	0.1
Water	0.1

99.8%

*	Calculated as a percentage of net assets.
Country Allocation*

United Kingdom	22.2%
France	11.8
Germany	8.4
Japan	7.8
Switzerland	7.6
Netherlands	5.3
United States	5.1
Spain	4.4
South Korea	3.8
Italy	2.8
Singapore	2.2
Hong Kong	2.0
Sweden	1.9
Taiwan	1.9
Portugal	1.9
Canada	1.8
Israel	1.3
Brazil	1.2
China	1.2
Norway	1.2
Austria	1.0
Ireland	0.9
Australia	0.8
Russia	0.6
Thailand	0.4
Denmark	0.3

99.8%

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)(1)

COMMON STOCK — 94.7%
Australia — 0.8%
Alumina, Ltd.	572,315	$410,378
National Australia Bank, Ltd.	188,228	2,227,066

		2,637,444

Austria — 1.0%
Telekom Austria AG	228,850	3,217,371

Brazil — 1.2%
Empressa Brasileira de Aeronautica SA ADR	109,830	1,655,138
Petroleo Brasileiro SA ADR	103,030	2,231,630

		3,886,768

Canada — 1.8%
Jean Coutu Group, Inc., Class A	299,800	2,026,783
Loblaw Cos., Ltd.	128,900	3,649,670

		5,676,453

China — 1.2%
China Telecom Corp., Ltd.	10,668,000	3,870,187

Denmark — 0.3%
Vestas Wind Systems A/S†	20,443	988,452

France — 11.8%
Accor SA	42,086	1,665,545
AXA SA	128,604	2,003,581
Compagnie Generale des Etablissements Michelin, Class B	83,825	3,287,637
France Telecom SA	449,090	10,138,921
GDF Suez	73,437	2,818,430
Sanofi-Aventis	140,318	7,902,795
Suez Environnement SA†	19,234	307,374
Total SA	126,700	6,337,753
Valeo SA	62,244	694,648
Vivendi SA	84,040	2,169,733

		37,326,417

Germany — 8.4%
Bayerische Motoren Werke AG	133,050	3,155,878
Celesio AG	54,236	1,160,574
Deutsche Post AG	246,453	3,092,034
E.ON AG	166,398	5,353,565
Infineon Technologies AG†	631,610	562,710
Muenchener Rueckversicherungs AG	30,680	4,079,638
SAP AG	134,040	4,759,986
Siemens AG	80,540	4,515,226

		26,679,611

Hong Kong — 2.0%
Cheung Kong Holdings, Ltd.	257,000	2,383,356
Hutchison Whampoa, Ltd.	401,000	2,045,357
Swire Pacific, Ltd., Class A	298,500	1,929,291

		6,358,004

Ireland — 0.9%
CRH PLC	116,010	2,687,242

Israel — 1.3%
Check Point Software Technologies, Ltd.†	186,620	4,230,675

Italy — 2.8%
ENI SpA	159,856	3,391,714
Intesa Sanpaolo SpA	555,386	1,749,939
Mediaset SpA	420,719	2,048,806
UniCredit SpA	851,844	1,498,648

		8,689,107

Japan — 7.8%
AIFUL Corp.	184,600	397,206
FUJIFILM Holdings Corp.	138,600	3,025,035
Mabuchi Motor Co., Ltd.	77,700	2,911,430
Mitsubishi UFJ Financial Group, Inc.	203,000	1,125,851
Nintendo Co., Ltd.	16,900	5,198,979
Olympus Corp.	111,000	1,782,769
Promise Co., Ltd.	102,950	1,876,321
Sony Corp.	114,300	2,210,344
Takeda Pharmaceutical Co., Ltd.	53,600	2,504,258
Toyota Motor Corp.	113,300	3,613,562

		24,645,755

Netherlands — 5.3%
Akzo Nobel NV	70,200	2,513,479
ING Groep NV CVA	239,288	1,911,099
Koninklijke Philips Electronics NV	149,189	2,705,755
Randstad Holding NV	141,166	2,807,231
Reed Elsevier NV	151,663	1,681,595
SBM Offshore NV	101,800	1,231,453
Unilever NV	182,807	4,034,070

		16,884,682

Norway — 1.2%
Aker Solutions ASA	95,120	444,543
Telenor ASA	501,580	3,274,987

		3,719,530

Portugal — 1.9%
Banco Espirito Santo SA	379,300	2,521,563
Portugal Telecom SGPS SA	409,647	3,297,859

		5,819,422

Russia — 0.6%
OAO Gazprom ADR (London)	68,200	885,333
OAO Gazprom ADR (OTC U.S.)	82,400	1,068,728

		1,954,061

Singapore — 2.2%
DBS Group Holdings, Ltd.	725,950	4,191,073
Singapore Telecommunications, Ltd.	1,582,000	2,749,684

		6,940,757

South Korea — 3.8%
Hyundai Motor Co.	70,360	2,371,876
KB Financial Group, Inc. ADR†	73,720	1,906,399
KT Corp. ADR†	85,380	1,206,419
Samsung Electronics Co., Ltd. GDR*	27,113	4,758,332
SK Telecom Co., Ltd. ADR	106,130	1,735,226

		11,978,252

Spain — 4.4%
Banco Santander SA	251,618	2,030,371
Repsol YPF SA ADR	80,710	1,434,217
Telefonica SA	586,863	10,439,553

		13,904,141

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)(1)

COMMON STOCK (continued)

Sweden — 1.9%
Atlas Copco AB, Class A	332,260	$2,237,069
Loomis AB, Series B†	47,818	354,387
Niscayah Group AB	239,090	176,809
Securitas AB, Class B	239,090	1,923,633
Telefonaktiebolaget LM Ericsson, Class B	160,694	1,283,342

		5,975,240

Switzerland — 7.6%
ACE, Ltd.	78,810	3,440,845
Lonza Group AG	72,266	6,592,787
Nestle SA	115,100	3,979,486
Novartis AG	171,960	7,115,244
Swiss Re	67,985	1,806,444
UBS AG†	77,966	980,424

		23,915,230

Taiwan — 1.9%
Chunghwa Telecom Co., Ltd. ADR	62,435	939,022
Compal Electronics, Inc. GDR†*	800,310	2,013,433
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	400,840	3,022,334

		5,974,789

Thailand — 0.4%
Advanced Info Service Public Co., Ltd. (foreign shares)	633,200	1,358,215

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2) (1)

United Kingdom — 22.2%
Aviva PLC	381,970	1,721,441
BAE Systems PLC	738,961	4,314,492
BP PLC	948,992	6,745,730
British Sky Broadcasting Group PLC	444,783	3,194,727
Cadbury PLC	271,730	2,194,931
Compass Group PLC	1,323,258	6,547,083
G4S PLC	1,315,070	3,660,461
GKN PLC	273,326	332,634
GlaxoSmithKline PLC	435,897	7,711,607
HSBC Holdings PLC	315,745	2,445,893
Kingfisher PLC	803,580	1,615,367
Pearson PLC	226,151	2,183,373
Premier Foods PLC	2,052,910	938,556
Rentokil Initial PLC	1,361,824	837,547
Rexam PLC	609,860	2,761,245
Rolls-Royce Group PLC†	633,900	3,055,602
Royal Bank of Scotland Group PLC	1,430,900	451,058
Royal Dutch Shell PLC ADR	124,868	5,972,436
Smiths Group PLC	169,246	2,104,002
Vodafone Group PLC	4,207,268	7,840,963
William Morrison Supermarkets PLC	620,660	2,429,675
Wolseley PLC	396,420	988,905

		70,047,728

Total Long-Term Investment Securities (cost $428,010,357)		299,365,533

Repurchase Agreement — 5.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/30/09, to be repurchased 02/02/09 in the amount of $16,243,014 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.13% due 04/08/11 and having approximate value of $16,569,368 (cost $16,243,000)	$16,243,000	16,243,000

TOTAL INVESTMENTS (cost $444,253,357)(2)	99.8%	315,608,533
Other assets less liabilities	0.2	661,632

NET ASSETS	100.0%	$316,270,165

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2009, the aggregate value of these securities was $6,771,765 representing 2.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	A substantial number of the Portfolio’s holdings were valued using fair value procedures at January 31, 2009. At January 31, 2009, the aggregate value of these securities was $256,361,644 representing 81.1% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt
OTC — Over the Counter

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2009

					Total
	Cash	Corporate	Global	High-Yield	Return
	Management	Bond	Bond	Bond	Bond†

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$—	$764,325,047	$235,589,918	$180,150,355	$401,805,024
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	771,608,284	7,289,621	6,664,000	1,862,250	16,290,685
Repurchase agreements (cost approximates market value)	—	—	—	21,810,000	7,413,500

Total investments	771,608,284	771,614,668	242,253,918	203,822,605	425,509,209

Cash	207	474	717	499,443	2,405,484
Foreign cash*	—	—	171,600	191,868	2,048,898
Due from broker	—	—	—	—	149,562
Receivable for:
Fund shares sold	1,896,298	847,575	313,024	154,139	1,278,069
Dividends and interest	284,605	16,670,124	2,363,616	5,888,798	1,569,314
Investments sold	—	5,822,061	3,293,515	5,334,136	51,053,750
Interest on swap contracts	—	—	1,031,028	—	396,732
Prepaid expenses and other assets	1,950	2,501	7,136	71,317	854
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Variation margin on futures contracts	—	—	26,812	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	1,124,019	—	202,108
Swap premiums paid	—	—	880,537	—	1,054,566
Unrealized appreciation on swap contracts	—	—	1,805,552	—	2,482,885

Total assets	773,791,344	794,957,403	253,271,474	215,962,306	488,151,431

LIABILITIES:
Payable for:
Fund shares redeemed	3,756,229	775,128	216,619	232,078	331,316
Investments purchased	—	8,864,627	1,658,695	10,207,730	241,475,679
Interest on swap contracts	—	—	1,055,614	—	250,720
Interest on securities sold short	—	—	—	—	41,766
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	294,197	351,610	138,493	110,586	111,276
Service fees — Class 2	8,265	5,578	2,549	2,282	1,702
Service fees — Class 3	85,479	108,900	28,761	18,741	27,055
Trustees’ fees and expenses	18,872	7,441	2,514	2,184	1,256
Other accrued expenses	110,649	160,725	144,371	95,163	97,254
Line of credit	—	—	—	—	—
Variation margin on futures contracts	—	22,813	—	—	94,001
Due to investment adviser for expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	26,100	—	—
Securities sold short, at market value#	—	—	—	—	13,676,437
Call and put options written, at market value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	446,289	—	356,803
Swap premiums received	—	—	379,122	—	1,448,392
Unrealized depreciation on swap contracts	—	—	2,620,108	—	3,511,708
Commitments (Note 14)	—	—	—	—	—

Total liabilities	4,273,691	10,296,822	6,719,235	10,668,764	261,425,365

NET ASSETS	$769,517,653	$784,660,581	$246,552,239	$205,293,542	$226,726,066

* Cost
Long-term investment securities (unaffiliated)	$—	$878,982,548	$235,712,982	$270,680,353	$405,713,070

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$776,880,169	$7,287,616	$6,664,000	$1,572,653	$16,263,595

Foreign cash	$—	$—	$169,295	$194,635	$2,013,118

# Proceeds from securities sold short	$—	$—	$—	$—	$13,787,140

† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2009

					Total
	Cash	Corporate	Global	High-Yield	Return
	Management	Bond	Bond	Bond	Bond†

NET ASSETS REPRESENTED BY:
Capital paid-in	$767,650,924	$857,056,758	$233,351,866	$389,955,979	$244,399,873
Accumulated undistributed net investment income (loss)	13,031,417	53,985,219	7,723,779	21,881,492	6,221,049
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, and foreign exchange transactions	(5,892,803)	(10,977,097)	4,937,010	(116,300,761)	(21,675,224)
Unrealized appreciation (depreciation) on investments	(5,271,885)	(114,655,496)	(123,064)	(90,240,401)	(3,880,956)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(748,803)	144,823	—	1,667,773
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	517,825	(2,767)	(117,152)
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	110,703
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$769,517,653	$784,660,581	$246,552,239	$205,293,542	$226,726,066

Class 1 (unlimited shares authorized):
Net assets	$301,076,161	$222,114,175	$93,218,935	$96,491,542	$78,982,182
Shares of beneficial interest issued and outstanding	27,440,785	20,723,804	8,018,580	22,470,275	10,225,935
Net asset value, offering and redemption price per share	$10.97	$10.72	$11.63	$4.29	$7.72

Class 2 (unlimited shares authorized):
Net assets	$64,642,943	$43,905,465	$19,304,971	$18,834,504	$13,388,651
Shares of beneficial interest issued and outstanding	5,902,848	4,102,907	1,669,289	4,396,194	1,740,798
Net asset value, offering and redemption price per share	$10.95	$10.70	$11.56	$4.28	$7.69

Class 3 (unlimited shares authorized):
Net assets	$403,798,549	$518,640,941	$134,028,333	$89,967,496	$134,355,233
Shares of beneficial interest issued and outstanding	36,931,978	48,550,672	11,625,144	21,019,959	17,508,368
Net asset value, offering and redemption price per share	$10.93	$10.68	$11.53	$4.28	$7.67

† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2009

		MFS Total	Telecom	Equity	Growth-
	Balanced	Return	Utility	Index	Income

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$112,957,425	$699,726,701	$32,405,356	$15,386,843	$214,315,164
Long-term investment securities, at market value (affiliated)*	—	—	—	7,388	—
Short-term investment securities, at market value (unaffiliated)*	—	—	—	149,864	2,723,000
Repurchase agreements (cost approximates market value)	7,894,000	8,121,000	1,435,000	489,000	—

Total investments	120,851,425	707,847,701	33,840,356	16,033,095	217,038,164

Cash	355	735	778	985	639
Foreign cash*	—	56,151	2,364	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	3,404	158,482	8,488	4,380	418
Dividends and interest	506,091	3,952,738	69,563	25,931	174,158
Investments sold	6,607,286	7,300,350	544,081	—	4,800,579
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,474	14,499	1,905	616	3,332
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	7,945	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	473,644	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	127,974,035	719,330,656	34,941,179	$16,072,952	222,017,290

LIABILITIES:
Payable for:
Fund shares redeemed	167,467	480,190	89,751	92,006	260,213
Investments purchased	15,657,504	5,493,799	502,177	2,208	3,117,221
Interest on swap contracts	—	—	—	—	—
Interest on securities sold short	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	65,995	404,191	22,338	5,718	124,768
Service fees — Class 2	1,431	8,302	466	—	1,700
Service fees — Class 3	3,084	68,325	1,641	—	3,454
Trustees’ fees and expenses	1,412	8,008	610	334	3,357
Other accrued expenses	94,482	197,526	61,821	51,679	109,831
Line of credit	—	—	—	—	—
Variation margin on futures contracts	8,069	—	—	14,210	—
Due to investment adviser for expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at market value#	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	114,042	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Commitments (Note 14)	—	—	—	—	—

Total liabilities	15,999,444	6,660,341	793,950	166,155	3,620,544

NET ASSETS	$111,974,591	$712,670,315	$34,148,333	15,906,797	$218,396,746

* Cost
Long-term investment securities (unaffiliated)	$137,798,521	$842,448,044	$46,520,269	$23,001,046	$259,337,043

Long-term investment securities (affiliated)	$—	$—	$—	$383,782	$—

Short-term investment securities (unaffiliated)	$—	$—	$—	$149,974	$2,723,000

Foreign cash	$—	$57,651	$2,398	$—	$—

# Proceeds from securities sold short	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2009

		MFS Total	Telecom	Equity	Growth-
	Balanced	Return	Utility	Index	Income

NET ASSETS REPRESENTED BY:
Capital paid-in	$249,937,576	$961,071,441	$82,394,057	$28,111,815	$298,029,760
Accumulated undistributed net investment income (loss)	3,937,435	27,616,570	1,558,213	433,582	3,170,167
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, and foreign exchange transactions	(117,110,955)	(133,285,757)	(36,047,073)	(4,613,565)	(37,781,302)
Unrealized appreciation (depreciation) on investments	(24,841,096)	(142,721,343)	(14,114,913)	(7,990,707)	(45,021,879)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	51,631	—	—	(34,328)	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(10,596)	358,049	—	—
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$111,974,591	$712,670,315	$34,148,333	$15,906,797	$218,396,746

Class 1 (unlimited shares authorized):
Net assets	$86,808,331	$337,869,273	$22,917,991	$15,906,797	$190,021,717
Shares of beneficial interest issued and outstanding	8,307,114	29,764,454	3,028,554	2,283,151	14,201,855
Net asset value, offering and redemption price per share	$10.45	$11.35	$7.57	$6.97	$13.38

Class 2 (unlimited shares authorized):
Net assets	$10,879,091	$62,628,221	$3,556,052	$—	$12,741,985
Shares of beneficial interest issued and outstanding	1,042,104	5,524,510	470,361	—	953,347
Net asset value, offering and redemption price per share	$10.44	$11.34	$7.56	$—	$13.37

Class 3 (unlimited shares authorized):
Net assets	$14,287,169	$312,172,821	$7,674,290	$—	$15,633,044
Shares of beneficial interest issued and outstanding	1,369,926	27,571,297	1,016,372	—	1,170,572
Net asset value, offering and redemption price per share	$10.43	$11.32	$7.55	$—	$13.36

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2009

		Davis
	Equity	Venture	“Dogs” of	Alliance	Capital
	Opportunities	Value	Wall Street	Growth	Growth

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$85,995,553	$1,071,369,672	$38,915,014	$383,667,783	$52,049,635
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	—	55,260,469	—	2,800,000	—
Repurchase agreements (cost approximates market value)	619,000	—	663,000	—	952,000

Total investments	86,614,553	1,126,630,141	39,578,014	386,467,783	53,001,635

Cash	456	1,309	5	897	649
Foreign cash*		68,025	—	—	156,897
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	4,537	322,466	7,491	24,325	32,028
Dividends and interest	74,418	1,860,391	134,461	348,182	31,811
Investments sold	545,012	2,851,158	—	9,515,208	488,294
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	970	6,556	612	16,571	1,513
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	2,300
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	87,239,946	1,131,740,046	39,720,583	396,372,966	53,715,127

LIABILITIES:
Payable for:
Fund shares redeemed	96,821	1,360,557	75,271	533,148	56,954
Investments purchased	112,534	2,156,952	—	7,556,876	367,915
Interest on swap contracts	—	—	—	—	—
Interest on securities sold short	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	61,630	735,376	22,287	213,504	41,221
Service fees — Class 2	1,014	11,626	958	3,812	314
Service fees — Class 3	6,615	97,169	2,534	28,816	9,362
Trustees’ fees and expenses	1,390	14,587	616	5,159	744
Other accrued expenses	125,730	395,380	50,898	141,879	70,479
Line of credit	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser for expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at market value#	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Commitments (Note 14)	—	—	—	—	—

Total liabilities	405,734	4,771,647	152,564	8,483,194	546,989

NET ASSETS	$86,834,212	$1,126,968,399	$39,568,019	$387,889,772	$53,168,138

* Cost
Long-term investment securities (unaffiliated)	$132,656,398	$1,272,215,718	$64,941,273	$503,843,164	$72,110,057

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$—	$55,260,469	$—	$2,800,000	$—

Foreign cash	$—	$70,368	$—	$—	$164,568

# Proceeds from securities sold short	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2009

		Davis
	Equity	Venture	“Dogs” of	Alliance	Capital
	Opportunities	Value	Wall Street	Growth	Growth

NET ASSETS REPRESENTED BY:
Capital paid-in	$165,610,577	$1,300,595,617	$70,659,205	$1,302,305,575	$100,552,567
Accumulated undistributed net investment income (loss)	1,115,084	18,477,284	2,014,287	2,240,612	31,147
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, and foreign exchange transactions	(33,230,594)	8,748,109	(7,079,214)	(796,481,034)	(27,344,679)
Unrealized appreciation (depreciation) on investments	(46,660,845)	(200,846,046)	(26,026,259)	(120,175,381)	(20,060,422)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(10)	(6,565)	—	—	(10,475)
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$86,834,212	$1,126,968,399	$39,568,019	$387,889,772	$53,168,138

Class 1 (unlimited shares authorized):
Net assets	$50,401,691	$606,016,289	$21,918,883	$227,851,769	$7,374,393
Shares of beneficial interest issued and outstanding	7,223,430	41,311,523	4,285,752	16,028,830	1,390,087
Net asset value, offering and redemption price per share	$6.98	$14.67	$5.11	$14.22	$5.30

Class 2 (unlimited shares authorized):
Net assets	$7,396,563	$85,946,230	$6,790,180	$28,855,801	$2,402,374
Shares of beneficial interest issued and outstanding	1,061,726	5,868,231	1,329,667	2,034,331	456,341
Net asset value, offering and redemption price per share	$6.97	$14.65	$5.11	$14.18	$5.26

Class 3 (unlimited shares authorized):
Net assets	$29,035,958	$435,005,880	$10,858,956	$131,182,202	$43,391,371
Shares of beneficial interest issued and outstanding	4,175,163	29,754,201	2,129,724	9,288,645	8,274,336
Net asset value, offering and redemption price per share	$6.95	$14.62	$5.10	$14.12	$5.24

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2009

	MFS
	Massachusetts		Blue		Small
	Investors	Fundamental	Chip	Real	Company
	Trust	Growth	Growth	Estate	Value

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$144,712,363	$125,168,367	$23,170,156	$133,324,998	$76,905,445
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	—	2,190,000	—	21,748,752	4,925,999
Repurchase agreements (cost approximates market value)	2,514,000	—	1,334,000	—	—

Total investments	147,226,363	127,358,367	24,504,156	155,073,750	81,831,444

Cash	95	692	954	762	743
Foreign cash*	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	178,826	29,345	6,120	138,590	84,797
Dividends and interest	246,751	167,502	19,341	196,707	47,551
Investments sold	—	2,576,902	653,896	1,650,678	—
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,936	45,810	771	2,900	661
Due from investment adviser for expense reimbursements/fee waivers	—	—	5,061	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	147,654,971	130,178,618	25,190,299	157,063,387	81,965,196

LIABILITIES:
Payable for:
Fund shares redeemed	122,934	121,896	21,672	161,989	76,335
Investments purchased	377,332	1,502,794	568,942	1,527,584	483,014
Interest on swap contracts	—	—	—	—	—
Interest on securities sold short	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	89,931	95,220	14,813	109,968	74,685
Service fees — Class 2	1,728	400	586	1,215	—
Service fees — Class 3	14,691	14,873	2,300	24,533	17,946
Trustees’ fees and expenses	1,593	1,712	439	2,008	966
Other accrued expenses	73,025	63,646	48,865	72,559	51,047
Line of credit	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser for expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at market value#	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Commitments (Note 14)	—	—	—	—	—

Total liabilities	681,234	1,800,541	657,617	1,899,856	703,993

NET ASSETS	$146,973,737	$128,378,077	$24,532,682	$155,163,531	$81,261,203

* Cost
Long-term investment securities (unaffiliated)	$188,831,088	$166,139,593	$30,290,001	$222,786,673	$127,588,048

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$—	$2,190,000	$—	$21,748,752	$4,925,999

Foreign cash	$—	$—	$—	$—	$—

# Proceeds from securities sold short	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2009

	MFS
	Massachusetts		Blue		Small
	Investors	Fundamental	Chip	Real	Company
	Trust	Growth	Growth	Estate	Value

NET ASSETS REPRESENTED BY:
Capital paid-in	$198,757,572	$364,011,796	$38,994,331	$293,182,340	$138,466,291
Accumulated undistributed net investment income (loss)	2,211,034	—	52,525	3,589,315	619,996
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, and foreign exchange transactions	(9,870,207)	(194,662,681)	(7,394,329)	(52,143,334)	(7,142,481)
Unrealized appreciation (depreciation) on investments	(44,118,725)	(40,971,226)	(7,119,845)	(89,461,675)	(50,682,603)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(5,937)	188	—	(3,115)	—
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$146,973,737	$128,378,077	$24,532,682	$155,163,531	$81,261,203

Class 1 (unlimited shares authorized):
Net assets	$65,174,203	$56,847,268	$9,322,712	$37,470,081	$3,057,803
Shares of beneficial interest issued and outstanding	6,890,664	5,702,812	2,011,845	5,428,411	338,012
Net asset value, offering and redemption price per share	$9.46	$9.97	$4.63	$6.90	$9.05

Class 2 (unlimited shares authorized):
Net assets	$12,918,544	$3,040,805	$4,448,861	$8,847,968	$—
Shares of beneficial interest issued and outstanding	1,366,519	306,668	960,591	1,286,425	—
Net asset value, offering and redemption price per share	$9.45	$9.92	$4.63	$6.88	$—

Class 3 (unlimited shares authorized):
Net assets	$68,880,990	$68,490,004	$10,761,109	$108,845,482	$78,203,400
Shares of beneficial interest issued and outstanding	7,295,667	6,942,324	2,327,814	15,867,711	8,687,631
Net asset value, offering and redemption price per share	$9.44	$9.87	$4.62	$6.86	$9.00

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2009

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth	Growth	Opportunities	Growth	Technology

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$108,616,431	$49,274,397	$60,548,993	$63,188,503	$21,006,513
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates market value)	4,141,000	3,785,000	6,143,000	3,312,000	2,514,000

Total investments	112,757,431	53,059,397	66,691,993	66,500,503	23,520,513

Cash	49	945	777	720	797
Foreign cash*	—	—	—	7	239
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	11,057	24,439	117,678	11,778	1,052
Dividends and interest	30,018	33,292	6,854	75,593	449
Investments sold	942,368	81,871	2,929,546	298,831	804,715
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	3,655	185,460	13,088	992	10,100
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	1,955
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	113,744,578	53,385,404	69,759,936	66,888,424	24,339,820

LIABILITIES:
Payable for:
Fund shares redeemed	199,244	99,988	44,214	76,508	36,734
Investments purchased	1,070,565	—	3,440,685	710,740	1,678,169
Interest on swap contracts	—	—	—	—	—
Interest on securities sold short	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	78,517	35,328	43,030	50,360	19,551
Service fees — Class 2	2,398	480	547	2,383	365
Service fees — Class 3	11,547	1,988	10,942	6,094	2,661
Trustees’ fees and expenses	1,593	1,165	717	1,020	466
Other accrued expenses	75,533	65,092	62,130	58,676	57,139
Line of credit	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser for expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—		—	—	—
Securities sold short, at market value#	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Commitments (Note 14)	—	—	—	—	—

Total liabilities	1,439,397	204,041	3,602,265	905,781	1,795,085

NET ASSETS	$112,305,181	$53,181,363	$66,157,671	$65,982,643	$22,544,735

* Cost
Long-term investment securities (unaffiliated)	$159,484,897	$50,326,895	$69,429,114	$73,515,061	$25,356,017

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$8	$245

# Proceeds from securities sold short	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2009

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth	Growth	Opportunities	Growth	Technology

NET ASSETS REPRESENTED BY:
Capital paid-in	$362,151,716	$295,720,167	$101,731,841	$90,749,859	$98,768,782
Accumulated undistributed net investment income (loss)	30,077	59,998	—	458,524	(1,132)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, and foreign exchange transactions	(199,008,146)	(241,546,304)	(26,694,049)	(14,899,181)	(71,873,312)
Unrealized appreciation (depreciation) on investments	(50,868,466)	(1,052,498)	(8,880,121)	(10,326,558)	(4,349,504)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(1)	(99)
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$112,305,181	$53,181,363	$66,157,671	$65,982,643	$22,544,735

Class 1 (unlimited shares authorized):
Net assets	$41,677,189	$40,565,535	$11,160,257	$21,126,384	$7,497,875
Shares of beneficial interest issued and outstanding	6,916,207	7,297,158	2,477,451	3,828,045	4,837,858
Net asset value, offering and redemption price per share	$6.03	$5.56	$4.50	$5.52	$1.55

Class 2 (unlimited shares authorized):
Net assets	$18,057,641	$3,625,623	$4,122,460	$17,699,933	$2,774,272
Shares of beneficial interest issued and outstanding	3,027,661	654,913	926,003	3,240,203	1,808,448
Net asset value, offering and redemption price per share	$5.96	$5.54	$4.45	$5.46	$1.53

Class 3 (unlimited shares authorized):
Net assets	$52,570,351	$8,990,205	$50,874,954	$27,156,326	$12,272,588
Shares of beneficial interest issued and outstanding	8,863,939	1,630,613	11,499,691	5,001,963	8,049,866
Net asset value, offering and redemption price per share	$5.93	$5.51	$4.42	$5.43	$1.52

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2009

	Small &	International		International
	Mid Cap	Growth and	Global	Diversified	Emerging	Foreign
	Value	Income	Equities	Equities	Markets	Value

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$255,106,194	$291,750,848	$93,767,007	$252,125,953	$151,615,948	$299,365,533
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	14,405,000	—	962,000	—	2,999,883	—
Repurchase agreements (cost approximates market value)	—	1,559,000	—	24,821,000	6,335,000	16,243,000

Total investments	269,511,194	293,309,848	94,729,007	276,946,953	160,950,831	315,608,533

Cash	4	576	49	9,328	—	19
Foreign cash*	—	14,131	19,777	3,532,774	1,437,365	5,121,359
Due from broker	—	—	—	4,376,634	—	—
Receivable for:
Fund shares sold	245,267	222,634	5,750	31,429	88,438	219,890
Dividends and interest	180,167	776,205	188,748	462,248	768,230	952,021
Investments sold	1,167,099	9,922,349	1,215,250	—	1,451,167	460,164
Interest on swap contracts	—	—	—	—	9,596	—
Prepaid expenses and other assets	24,640	5,304	1,154	1,787	18,641	1,800
Due from investment adviser for expense reimbursements/fee waivers	—	13,343	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	3,336,835	—	552,657	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	57,213	—

Total assets	271,128,371	307,601,225	96,159,735	285,913,810	164,781,481	322,363,786

LIABILITIES:
Payable for:
Fund shares redeemed	325,172	451,843	143,071	339,115	327,618	358,308
Investments purchased	577,322	6,011,101	1,404,327	52,718	3,607,899	5,244,380
Interest on swap contracts	—	—	—	—	1,067	—
Interest on securities sold short	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	252,259	2,505	—
Investment advisory and management fees	232,386	251,481	72,493	218,259	158,732	243,685
Service fees — Class 2	2,801	1,753	927	3,631	1,030	4,422
Service fees — Class 3	56,942	42,053	4,050	42,034	20,039	64,134
Trustees’ fees and expenses	3,069	3,794	1,770	3,846	3,080	3,811
Other accrued expenses	82,054	179,184	116,075	226,745	460,991	174,881
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	1,074,028	—	—
Due to investment adviser for expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	318,378	—
Due to broker	—	—	—	—	—	—
Securities sold short, at market value#	—	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	5,605,318	—	1,234,635	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	524,451	—
Commitments (Note 14)	—	—	—	—	—	—

Total liabilities	1,279,746	12,546,527	1,742,713	3,447,270	5,425,790	6,093,621

NET ASSETS	$269,848,625	$295,054,698	$94,417,022	$282,466,540	$159,355,691	$316,270,165

* Cost
Long-term investment securities (unaffiliated)	$415,259,292	$395,531,562	$127,673,549	$351,645,714	$213,207,389	$428,010,357

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$14,405,000	$—	$962,000	$—	$2,999,883	$—

Foreign cash	$—	$14,363	$20,063	$3,560,222	$1,436,522	$5,160,293

# Proceeds from securities sold short	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2009

	Small &	International		International
	Mid Cap	Growth and	Global	Diversified	Emerging	Foreign
	Value	Income	Equities	Equities	Markets	Value

NET ASSETS REPRESENTED BY:
Capital paid-in	$447,801,453	$562,892,267	$238,480,240	$408,198,206	$332,478,270	$434,622,750
Accumulated undistributed net investment income (loss)	2,089,952	(315,744)	2,814,604	2,902,237	454,152	9,760,747
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, and foreign exchange transactions	(19,889,682)	(161,420,035)	(112,968,734)	(26,924,696)	(111,490,072)	585,592
Unrealized appreciation (depreciation) on investments	(160,153,098)	(103,780,714)	(33,906,542)	(99,519,761)	(61,591,441)	(128,644,824)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	(1,200,868)	(467,238)	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(2,321,076)	(2,546)	(736,319)	(25,475)	(54,100)
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	(252,259)	(2,505)	—

NET ASSETS	$269,848,625	$295,054,698	$94,417,022	$282,466,540	$159,355,691	$316,270,165

Class 1 (unlimited shares authorized):
Net assets	$—	$94,648,907	$69,644,759	$72,131,746	$60,354,006	$—
Shares of beneficial interest issued and outstanding	—	15,467,180	7,722,574	11,902,080	14,231,580	—
Net asset value, offering and redemption price per share	$—	$6.12	$9.02	$6.06	$4.24	$—

Class 2 (unlimited shares authorized):
Net assets	$20,197,357	$12,784,192	$6,779,337	$26,252,207	$7,796,725	$32,262,609
Shares of beneficial interest issued and outstanding	2,252,955	2,081,425	754,393	4,356,405	1,850,404	3,271,054
Net asset value, offering and redemption price per share	$8.96	$6.14	$8.99	$6.03	$4.21	$9.86

Class 3 (unlimited shares authorized):
Net assets	$249,651,268	$187,621,599	$17,992,926	$184,082,587	$91,204,960	$284,007,556
Shares of beneficial interest issued and outstanding	27,899,016	30,587,294	2,006,625	30,585,824	21,724,412	28,808,751
Net asset value, offering and redemption price per share	$8.95	$6.13	$8.97	$6.02	$4.20	$9.86

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended January 31, 2009

				High-	Total
	Cash	Corporate	Global	Yield	Return
	Management	Bond	Bond	Bond	Bond†

INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$106,348	$38,658	$404,884	$22,890
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	17,404,251	60,478,306	9,393,713	27,760,600	6,279,989

Total investment income*	17,404,251	60,584,654	9,432,371	28,165,484	6,302,879

EXPENSES:
Investment advisory and management fees	3,076,405	4,547,649	1,793,582	1,599,456	847,454
Service fees:
Class 2	102,276	79,375	35,947	36,839	13,941
Class 3	840,643	1,363,407	359,841	241,748	144,235
Custodian and accounting fees	122,487	245,582	242,186	96,499	117,625
Reports to shareholders	118,736	165,936	55,072	50,305	31,479
Audit and tax fees	33,568	37,561	35,596	39,021	45,730
Legal fees	31,670	10,563	6,350	12,774	14,405
Trustees’ fees and expenses	40,059	57,041	18,815	16,548	8,361
Interest expense	—	4,915	1,724	2,990	1,059
Interest expense on securities sold short	—	—	—	74,271	—
Other expenses	10,558	10,658	9,451	8,554	8,211

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	4,376,402	6,522,687	2,558,564	2,179,005	1,232,500
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	—
Custody credits earned on cash balances	(3,568)	(2,301)	(2,911)	(5,407)	(1,282)
Fees paid indirectly (Note 6)	—	—	—	—	—

Net expenses	4,372,834	6,520,386	2,555,653	2,173,598	1,231,218

Net investment income (loss)	13,031,417	54,064,268	6,876,718	25,991,886	5,071,661

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(4,999,851)	(6,268,344)	2,862,130	(22,945,768)	4,235,026
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	4,131,140	3,710,404	—	2,996,538
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(5)	515,742	41	(162,306)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(4,999,851)	(2,137,209)	7,088,276	(22,945,727)	7,069,258

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(2,155,106)	(116,048,001)	(17,738,874)	(74,223,971)	(2,350,860)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(918,550)	(3,879,623)	—	1,681,647
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	2	103,209	(30,945)	(118,047)
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	68,343	110,703
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(2,155,106)	(116,966,549)	(21,515,288)	(74,186,573)	(676,557)

Net realized and unrealized gain (loss) on investments and foreign currencies	(7,154,957)	(119,103,758)	(14,427,012)	(97,132,300)	6,392,701

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,876,460	$(65,039,490)	$(7,550,294)	$(71,140,414)	$11,464,362

* Net of foreign withholding taxes on interest and dividends of	$—	$(18,553)	$9,538	$2,393	$(7,424)

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended January 31, 2009

		MFS Total	Telecom	Equity	Growth-
	Balanced	Return	Utility	Index	Income

INVESTMENT INCOME:
Dividends (unaffiliated)	$2,081,710	$14,282,395	$1,829,366	$559,894	$5,669,672
Dividends (affiliated)	—	—	—	3,818	—
Interest (unaffiliated)	3,157,243	21,086,342	43,762	4,383	32,138

Total investment income*	5,238,953	35,368,737	1,873,128	568,095	5,701,810

EXPENSES:
Investment advisory and management fees	1,038,994	6,270,624	391,125	99,205	2,224,520
Service fees:
Class 2	23,099	137,574	7,902	—	31,982
Class 3	44,897	1,002,055	23,043	—	59,602
Custodian and accounting fees	139,942	315,159	87,395	48,324	98,286
Reports to shareholders	33,676	185,759	13,379	10,124	70,220
Audit and tax fees	29,202	34,560	27,333	27,607	29,212
Legal fees	5,264	12,960	4,492	4,448	7,138
Trustees’ fees and expenses	10,719	63,407	3,886	2,021	24,541
Interest expense	—	748	—	16	2,343
Interest expense on securities sold short	—	—	—	—	—
Other expenses	7,797	20,586	11,216	9,222	12,617

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,333,590	8,043,432	569,771	200,967	2,560,461
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	(64,542)	—
Custody credits earned on cash balances	(568)	(2,247)	(1,155)	(11)	(215)
Fees paid indirectly (Note 6)	(9,071)	(116,603)	(6,608)	—	(28,603)

Net expenses	1,323,951	7,924,582	562,008	136,414	2,531,643

Net investment income (loss)	3,915,002	27,444,155	1,311,120	431,681	3,170,167

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(22,707,311)	(116,615,275)	(9,041,168)	(1,207,053)	(37,781,302)
Net realized gain (loss) on investments (affiliated)	—	—	—	(35,761)	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	306,917	—	—	(387,359)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(52,078)	146,636	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(22,400,394)	(116,667,353)	(8,894,532)	(1,630,173)	(37,781,302)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(26,279,717)	(165,464,285)	(12,767,365)	(9,381,989)	(130,408,689)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	(299,141)	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(107,699)	—	—	9,932	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(16,393)	523,297	—	—
Change in unrealized appreciation (depreciation) on securities sold short	16,157	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(26,371,259)	(165,480,678)	(12,244,068)	(9,671,198)	(130,408,689)

Net realized and unrealized gain (loss) on investments and foreign currencies	(48,771,653)	(282,148,031)	(21,138,600)	(11,301,371)	(168,189,991)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(44,856,651)	$(254,703,876)	$(19,827,480)	$(10,869,690)	$(165,019,824)

* Net of foreign withholding taxes on interest and dividends of	$613	$157,813	$76,937	$16	$29,167

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended January 31, 2009

		Davis
	Equity	Venture	“Dogs” of	Alliance	Capital
	Opportunities	Value	Wall Street	Growth	Growth

INVESTMENT INCOME:
Dividends (unaffiliated)	$2,673,175	$33,760,274	$2,527,247	$6,703,460	$605,218
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	2,676	670,144	6,933	67,763	6,791

Total investment income*	2,675,851	34,430,418	2,534,180	6,771,223	612,009

EXPENSES:
Investment advisory and management fees	1,094,841	12,978,628	373,997	3,776,524	609,522
Service fees:
Class 2	17,876	217,417	16,267	67,216	6,166
Class 3	113,896	1,572,667	40,744	490,718	129,981
Custodian and accounting fees	251,827	552,986	29,613	146,345	83,074
Reports to shareholders	26,851	337,058	14,710	120,310	18,353
Audit and tax fees	27,906	38,395	27,406	30,810	31,864
Legal fees	7,304	20,473	4,663	8,860	5,311
Trustees’ fees and expenses	9,720	117,683	4,348	40,883	5,458
Interest expense	851	5,727	1,855	1,322	113
Interest expense on securities sold short	—	—	—	—	—
Other expenses	10,092	32,709	9,346	16,145	12,506

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,561,164	15,873,743	522,949	4,699,133	902,348
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	(34,391)
Custody credits earned on cash balances	(551)	(853)	(234)	(439)	(400)
Fees paid indirectly (Note 6)	—	(72,844)	(2,822)	(73,471)	—

Net expenses	1,560,613	15,800,046	519,893	4,625,223	867,557

Net investment income (loss)	1,115,238	18,630,372	2,014,287	2,146,000	(255,548)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(29,850,777)	9,713,651	(4,974,860)	(95,404,429)	(16,669,934)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(154)	(86,651)	—	—	(29,571)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	125,415	—	—	—

Net realized gain (loss) on investments and foreign currencies	(29,850,931)	9,752,415	(4,974,860)	(95,404,429)	(16,699,505)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(35,124,314)	(877,733,220)	(22,732,387)	(148,535,057)	(19,078,408)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(10)	(14,225)	—	—	(10,609)
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(35,124,324)	(877,747,445)	(22,732,387)	(148,535,057)	(19,089,017)

Net realized and unrealized gain (loss) on investments and foreign currencies	(64,975,255)	(867,995,030)	(27,707,247)	(243,939,486)	(35,788,522)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(63,860,017)	$(849,364,658)	$(25,692,960)	$(241,793,486)	$(36,044,070)

* Net of foreign withholding taxes on interest and dividends of	$712	$346,635	$—	$107,089	$18,572

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended January 31, 2009

	MFS
	Massachusetts		Blue		Small
	Investors	Fundamental	Chip	Real	Company
	Trust	Growth	Growth	Estate	Value

INVESTMENT INCOME:
Dividends (unaffiliated)	$3,780,118	$1,488,840	$397,799	$6,606,120	$1,877,925
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	36,564	37,133	15,769	529,604	73,124

Total investment income*	3,816,682	1,525,973	413,568	7,135,724	1,951,049

EXPENSES:
Investment advisory and management fees	1,270,911	1,546,939	260,754	1,800,803	984,042
Service fees:
Class 2	28,826	7,778	10,709	25,894	—
Class 3	149,796	203,997	36,763	352,621	232,501
Custodian and accounting fees	75,807	66,686	31,672	73,062	41,574
Reports to shareholders	33,816	36,247	12,434	40,785	23,882
Audit and tax fees	28,172	28,200	27,797	28,651	27,734
Legal fees	5,418	5,663	4,590	5,785	5,145
Trustees’ fees and expenses	11,992	12,615	2,913	14,879	6,729
Interest expense	—	—	12	—	—
Interest expense on securities sold short	—	—	—	—	—
Other expenses	10,414	11,510	9,327	11,131	10,188

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,615,152	1,919,635	396,971	2,353,611	1,331,795
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	(32,779)	—	—
Custody credits earned on cash balances	(469)	(69)	(89)	(368)	(325)
Fees paid indirectly (Note 6)	(17,928)	(79,754)	(3,059)	(5,605)	—

Net expenses	1,596,755	1,839,812	361,044	2,347,638	1,331,470

Net investment income (loss)	2,219,927	(313,839)	52,524	4,788,086	619,579

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(1,265,389)	(48,143,291)	(5,324,716)	(52,076,963)	(7,141,501)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(8,427)	—	—	172,995	417
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	14	—	—

Net realized gain (loss) on investments and foreign currencies	(1,273,816)	(48,143,291)	(5,324,702)	(51,903,968)	(7,141,084)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(70,300,920)	(38,709,401)	(9,248,835)	(93,055,179)	(44,495,260)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(9,685)	(249)	—	(3,106)	—
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(70,310,605)	(38,709,650)	(9,248,835)	(93,058,285)	(44,495,260)

Net realized and unrealized gain (loss) on investments and foreign currencies	(71,584,421)	(86,852,941)	(14,573,537)	(144,962,253)	(51,636,344)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(69,364,494)	$(87,166,780)	$(14,521,013)	$(140,174,167)	$(51,016,765)

* Net of foreign withholding taxes on interest and dividends of	$81,778	$7,734	$268	$56,642	$3,800

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended January 31, 2009

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth	Growth	Opportunities	Growth	Technology

INVESTMENT INCOME:
Dividends (unaffiliated)	$828,630	$646,856	$210,987	$1,621,151	$231,257
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	18,540	175,568	16,546	29,067	6,317

Total investment income*	847,170	822,424	227,533	1,650,218	237,574

EXPENSES:
Investment advisory and management fees	1,382,649	705,163	533,380	922,141	377,371
Service fees:
Class 2	44,158	10,369	9,592	43,313	7,800
Class 3	194,415	36,195	120,711	106,885	46,126
Custodian and accounting fees	82,725	61,082	54,024	54,363	50,537
Reports to shareholders	33,840	22,024	15,996	22,974	20,596
Audit and tax fees	28,160	27,567	31,864	27,692	32,426
Legal fees	7,282	4,986	4,534	5,052	3,921
Trustees’ fees and expenses	12,028	6,785	4,978	7,594	3,357
Interest expense	—	—	43	—	192
Interest expense on securities sold short	—	—	—	—	—
Other expenses	10,652	9,770	17,345	10,282	9,148

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,795,909	883,941	792,467	1,200,296	551,474
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	(37,737)
Custody credits earned on cash balances	(305)	(9,699)	(1,854)	(203)	(81)
Fees paid indirectly (Note 6)	(15,583)	(132,763)	(11,901)	(1,675)	(35,608)

Net expenses	1,780,021	741,479	778,712	1,198,418	478,048

Net investment income (loss)	(932,851)	80,945	(551,179)	451,800	(240,474)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(27,915,147)	(65,883,176)	(17,341,064)	(14,579,448)	(15,947,920)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	17,144	6,724	(15,109)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(27,915,147)	(65,883,176)	(17,323,920)	(14,572,724)	(15,963,029)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(50,005,272)	5,192,844	(11,502,121)	(34,334,102)	(2,513,912)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(6,929)	266
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(50,005,272)	5,192,844	(11,502,121)	(34,341,031)	(2,513,646)

Net realized and unrealized gain (loss) on investments and foreign currencies	(77,920,419)	(60,690,332)	(28,826,041)	(48,913,755)	(18,476,675)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(78,853,270)	$(60,609,387)	$(29,377,220)	$(48,461,955)	$(18,717,149)

* Net of foreign withholding taxes on interest and dividends of	$—	$609	$1,252	$11,119	$14,878

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended January 31, 2009

	Small &	International		International
	Mid Cap	Growth and	Global	Diversified	Emerging	Foreign
	Value	Income	Equities	Equities	Markets	Value

INVESTMENT INCOME:
Dividends (unaffiliated)	$6,465,405	$16,953,447	$5,134,388	$13,703,856	$7,199,401	$18,222,075
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	55,829	247,754	6,599	406,955	344,702	55,716

Total investment income*	6,521,234	17,201,201	5,140,987	14,110,811	7,544,103	18,277,791

EXPENSES:
Investment advisory and management fees	3,393,730	4,040,742	1,340,814	3,754,065	3,089,356	3,783,182
Service fees:
Class 2	50,636	36,733	18,809	66,731	24,946	79,537
Class 3	823,667	595,326	71,501	706,989	338,655	1,005,114
Custodian and accounting fees	91,667	426,932	186,604	544,973	701,702	355,754
Reports to shareholders	66,924	89,143	32,782	92,028	68,483	103,005
Audit and tax fees	29,625	30,356	34,794	36,583	35,453	36,828
Legal fees	6,918	7,979	5,551	7,792	7,089	7,736
Trustees’ fees and expenses	23,370	29,907	11,609	30,146	20,211	30,108
Interest expense	—	5,294	3,759	—	—	450
Interest expense on securities sold short	—	—	—	—	—	—
Other expenses	12,380	20,098	15,743	20,040	18,432	14,426

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	4,498,917	5,282,510	1,721,966	5,259,347	4,304,327	5,416,140
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	(38,545)	—	—	—	—
Custody credits earned on cash balances	(860)	(742)	(217)	(131)	(1,206)	(1,104)
Fees paid indirectly (Note 6)	(66,775)	(23,081)	—	—	(140,963)	(14,848)

Net expenses	4,431,282	5,220,142	1,721,749	5,259,216	4,162,158	5,400,188

Net investment income (loss)	2,089,952	11,981,059	3,419,238	8,851,595	3,381,945	12,877,603

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(19,606,494)	(161,231,419)	(34,094,011)	(4,866,607)	(109,434,626)	585,617
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	(16,581,297)	(8,142,806)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(15,214,760)	(8,150)	(4,564,085)	(414,021)	(794,844)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(19,606,494)	(176,446,179)	(34,102,161)	(26,011,989)	(117,991,453)	(209,227)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(156,179,113)	(88,955,797)	(48,653,167)	(199,425,733)	(69,825,613)	(246,754,940)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	2,332,985	(2,001,510)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	158,789	(3,119)	(1,131,972)	(29,798)	(8,372)
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	145,807	167,722	—

Net unrealized gain (loss) on investments and foreign currencies	(156,179,113)	(88,797,008)	(48,656,286)	(198,078,913)	(71,689,199)	(246,763,312)

Net realized and unrealized gain (loss) on investments and foreign currencies	(175,785,607)	(265,243,187)	(82,758,447)	(224,090,902)	(189,680,652)	(246,972,539)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(173,695,655)	$(253,262,128)	$(79,339,209)	$(215,239,307)	$(186,298,707)	$(234,094,936)

* Net of foreign withholding taxes on interest and dividends of	$10,232	$1,836,504	$299,698	$1,237,708	$786,432	$1,892,840

** Net of foreign withholding taxes on capital gains of	$—	$—	$22,862	$32,102	$88,520	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Cash		Corporate		Global
	Management		Bond		Bond

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2009	2008	2009	2008	2009	2008

OPERATIONS:
Net investment income (loss)	$13,031,417	$25,385,950	$54,064,268	$37,899,146	$6,876,718	$7,738,419
Net realized gain (loss) on investments and foreign currencies	(4,999,851)	10,434	(2,137,209)	7,360,771	7,088,276	2,050,030
Net unrealized gain (loss) on investments and foreign currencies	(2,155,106)	(3,111,293)	(116,966,549)	322,579	(21,515,288)	20,122,786

Net increase (decrease) in net assets resulting from operations	5,876,460	22,285,091	(65,039,490)	45,582,496	(7,550,294)	29,911,235

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(10,752,069)	(9,354,354)	(11,394,252)	(11,247,572)	(3,432,434)	(535,084)
Net investment income — Class 2	(2,396,696)	(2,193,664)	(2,167,090)	(2,183,600)	(717,843)	(78,253)
Net investment income — Class 3	(12,237,185)	(8,218,500)	(24,356,257)	(15,409,120)	(4,611,061)	(242,065)
Net realized gain on securities — Class 1	—	—	—	—	(652,402)	(411,185)
Net realized gain on securities — Class 2	—	—	—	—	(142,499)	(81,781)
Net realized gain on securities — Class 3	—	—	—	—	(941,494)	(324,474)

Total distributions to shareholders	(25,385,950)	(19,766,518)	(37,917,599)	(28,840,292)	(10,497,733)	(1,672,842)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	129,185,836	203,214,845	42,261,521	218,086,435	17,151,540	65,004,404

TOTAL INCREASE (DECREASE) IN NET ASSETS	109,676,346	205,733,418	(60,695,568)	234,828,639	(896,487)	93,242,797

NET ASSETS:
Beginning of period	$659,841,307	$454,107,889	$845,356,149	$610,527,510	$247,448,726	$154,205,929

End of period†	$769,517,653	$659,841,307	$784,660,581	$845,356,149	$246,552,239	$247,448,726

† Includes accumulated undistributed net investment income (loss)	$13,031,417	$25,385,950	$53,985,219	$37,823,239	$7,723,779	$8,361,113

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	High-Yield		Total Return
	Bond		Bond††		Balanced

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2009	2008	2009	2008	2009	2008

OPERATIONS:
Net investment income (loss)	$25,991,886	$26,041,805	$5,071,661	$5,611,202	$3,915,002	$5,196,964
Net realized gain (loss) on investments and foreign currencies	(22,945,727)	8,803,092	7,069,258	2,668,629	(22,400,394)	12,651,438
Net unrealized gain (loss) on investments and foreign currencies	(74,186,573)	(42,389,635)	(676,557)	(3,477,196)	(26,371,259)	(15,510,348)

Net increase (decrease) in net assets resulting from operations	(71,140,414)	(7,544,738)	11,464,362	4,802,635	(44,856,651)	2,338,054

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(13,552,532)	(14,470,782)	(2,569,854)	(4,568,451)	(4,174,909)	(4,918,893)
Net investment income — Class 2	(2,479,341)	(2,847,315)	(391,937)	(495,749)	(504,301)	(564,189)
Net investment income — Class 3	(10,899,745)	(7,829,829)	(3,085,990)	(386,894)	(590,990)	(528,238)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(26,931,618)	(25,147,926)	(6,047,781)	(5,451,094)	(5,270,200)	(6,011,320)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	15,822,816	(46,659,374)	139,598,585	(3,397,332)	(28,763,875)	(35,454,432)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(82,249,216)	(79,352,038)	145,015,166	(4,045,791)	(78,890,726)	(39,127,698)

NET ASSETS:
Beginning of period	$287,542,758	$366,894,796	$81,710,900	$85,756,691	$190,865,317	$229,993,015

End of period†	$205,293,542	$287,542,758	$226,726,066	$81,710,900	$111,974,591	$190,865,317

† Includes accumulated undistributed net investment income (loss)	$21,881,492	$22,690,923	$6,221,049	$5,787,532	$3,937,435	$5,270,119

†† See Note 1

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MFS Total		Telecom		Equity
	Return		Utility		Index

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2009	2008	2009	2008	2009	2008

OPERATIONS:
Net investment income (loss)	$27,444,155	$29,480,032	$1,311,120	$1,451,239	$431,681	$506,753
Net realized gain (loss) on investments and foreign currencies	(116,667,353)	53,787,219	(8,894,532)	14,631,406	(1,630,173)	1,250,909
Net unrealized gain (loss) on investments and foreign currencies	(165,480,678)	(80,374,121)	(12,244,068)	(9,927,009)	(9,671,198)	(2,352,046)

Net increase (decrease) in net assets resulting from operations	(254,703,876)	2,893,130	(19,827,480)	6,155,636	(10,869,690)	(594,384)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(14,913,274)	(16,140,662)	(856,108)	(1,455,312)	(504,852)	(524,223)
Net investment income — Class 2	(2,690,878)	(3,110,705)	(124,011)	(187,609)	—	—
Net investment income — Class 3	(12,312,758)	(10,059,199)	(235,543)	(148,452)	—	—
Net realized gain on securities — Class 1	(31,068,765)	(28,681,887)	—	—	—	—
Net realized gain on securities — Class 2	(5,918,844)	(5,840,842)	—	—	—	—
Net realized gain on securities — Class 3	(28,066,811)	(19,746,883)	—	—	—	—

Total distributions to shareholders	(94,971,330)	(83,580,178)	(1,215,662)	(1,791,373)	(504,852)	(524,223)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(55,478,888)	70,916,337	(5,324,767)	(2,311,901)	(2,979,900)	(6,529,141)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(405,154,094)	(9,770,711)	(26,367,909)	2,052,362	(14,354,442)	(7,647,498)

NET ASSETS:
Beginning of period	$1,117,824,409	$1,127,595,120	$60,516,242	$58,463,880	$30,261,239	$37,908,987

End of period†	$712,670,315	$1,117,824,409	$34,148,333	$60,516,242	$15,906,797	$30,261,239

† Includes accumulated undistributed net investment income (loss)	$27,616,570	$29,889,399	$1,558,213	$1,316,120	$433,582	$506,753

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

			Equity		Davis Venture
	Growth-Income		Opportunities		Value

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2009	2008	2009	2008	2009	2008

OPERATIONS:
Net investment income (loss)	$3,170,167	$3,839,609	$1,115,238	$2,024,353	$18,630,372	$28,378,514
Net realized gain (loss) on investments and foreign currencies	(37,781,302)	67,759,457	(29,850,931)	24,258,565	9,752,415	268,095,662
Net unrealized gain (loss) on investments and foreign currencies	(130,408,689)	(73,188,482)	(35,124,324)	(40,451,524)	(877,747,445)	(309,791,694)

Net increase (decrease) in net assets resulting from operations	(165,019,824)	(1,589,416)	(63,860,017)	(14,168,606)	(849,364,658)	(13,317,518)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(3,453,548)	(4,599,711)	(1,302,111)	(2,329,639)	(17,073,788)	(13,678,269)
Net investment income — Class 2	(194,853)	(276,121)	(165,156)	(292,185)	(2,137,378)	(1,611,738)
Net investment income — Class 3	(191,208)	(212,034)	(559,269)	(971,464)	(9,191,807)	(5,178,645)
Net realized gain on securities — Class 1	(38,541,178)	—	(16,287,277)	(13,227,676)	(146,682,375)	(68,233,462)
Net realized gain on securities — Class 2	(2,567,011)	—	(2,359,467)	(1,797,960)	(20,542,112)	(9,429,351)
Net realized gain on securities — Class 3	(3,001,775)	—	(8,793,350)	(6,321,522)	(95,579,070)	(34,046,336)

Total distributions to shareholders	(47,949,573)	(5,087,866)	(29,466,630)	(24,940,446)	(291,206,530)	(132,177,801)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(46,939,488)	(143,411,636)	(3,420,466)	(19,043,085)	(2,024,179)	(163,929,328)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(259,908,885)	(150,088,918)	(96,747,113)	(58,152,137)	(1,142,595,367)	(309,424,647)

NET ASSETS:
Beginning of period	$478,305,631	$628,394,549	$183,581,325	$241,733,462	$2,269,563,766	$2,578,988,413

End of period†	$218,396,746	$478,305,631	$86,834,212	$183,581,325	$1,126,968,399	$2,269,563,766

† Includes accumulated undistributed net investment income (loss)	$3,170,167	$3,839,609	$1,115,084	$2,026,536	$18,477,284	$28,336,536

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	“Dogs” of		Alliance		Capital
	Wall Street		Growth		Growth

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2009	2008	2009	2008	2009	2008

OPERATIONS:
Net investment income (loss)	$2,014,287	$2,010,821	$2,146,000	$677,344	$(255,548)	$(145,635)
Net realized gain (loss) on investments and foreign currencies	(4,974,860)	11,835,476	(95,404,429)	104,132,742	(16,699,505)	2,881,985
Net unrealized gain (loss) on investments and foreign currencies	(22,732,387)	(16,410,130)	(148,535,057)	(95,783,539)	(19,089,017)	(4,534,719)

Net increase (decrease) in net assets resulting from operations	(25,692,960)	(2,563,833)	(241,793,486)	9,026,547	(36,044,070)	(1,798,369)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,167,845)	(1,337,422)	(582,566)	(264,375)	—	(214,546)
Net investment income — Class 2	(343,033)	(400,954)	—	—	—	(60,259)
Net investment income — Class 3	(499,943)	(477,922)	—	—	—	(261,766)
Net realized gain on securities — Class 1	(6,091,541)	(3,111,717)	—	—	—	—
Net realized gain on securities — Class 2	(1,890,592)	(985,367)	—	—	—	—
Net realized gain on securities — Class 3	(2,858,899)	(1,218,785)	—	—	—	—

Total distributions to shareholders	(12,851,853)	(7,532,167)	(582,566)	(264,375)	—	(536,571)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(457,864)	(19,610,584)	(131,750,981)	(178,253,326)	26,455,011	35,073,413

TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,002,677)	(29,706,584)	(374,127,033)	(169,491,154)	(9,589,059)	32,738,473

NET ASSETS:
Beginning of period	$78,570,696	$108,277,280	$762,016,805	$931,507,959	$62,757,197	$30,018,724

End of period†	$39,568,019	$78,570,696	$387,889,772	$762,016,805	$53,168,138	$62,757,197

† Includes accumulated undistributed net investment income (loss)	$2,014,287	$2,010,821	$2,240,612	$677,178	$31,147	$(345,351)

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MFS Massachusetts		Fundamental		Blue Chip
	Investors Trust		Growth		Growth

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2009	2008	2009	2008	2009	2008

OPERATIONS:
Net investment income (loss)	$2,219,927	$1,713,347	$(313,839)	$(115,517)	$52,524	$109,614
Net realized gain (loss) on investments and foreign currencies	(1,273,816)	23,483,896	(48,143,291)	22,283,849	(5,324,702)	2,305,162
Net unrealized gain (loss) on investments and foreign currencies	(70,310,605)	(17,369,231)	(38,709,650)	(23,878,393)	(9,248,835)	(1,662,510)

Net increase (decrease) in net assets resulting from operations	(69,364,494)	7,828,012	(87,166,780)	(1,710,061)	(14,521,013)	752,266

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,008,046)	(1,659,763)	—	—	(64,326)	(75,762)
Net investment income — Class 2	(161,095)	(273,042)	—	—	(19,496)	(20,413)
Net investment income — Class 3	(553,560)	(547,777)	—	—	(25,934)	(21,418)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(1,722,701)	(2,480,582)	—	—	(109,756)	(117,593)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	13,174,541	(49,045,033)	26,994,600	16,358,105	(6,134,627)	(2,900,682)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(57,912,654)	(43,697,603)	(60,172,180)	14,648,044	(20,765,396)	(2,266,009)

NET ASSETS:
Beginning of period	$204,886,391	$248,583,994	$188,550,257	$173,902,213	$45,298,078	$47,564,087

End of period†	$146,973,737	$204,886,391	$128,378,077	$188,550,257	$24,532,682	$45,298,078

† Includes accumulated undistributed net investment income (loss)	$2,211,034	$1,722,235	$—	$—	$52,525	$109,757

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Real		Small Company		Mid-Cap
	Estate		Value		Growth

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2009	2008	2009	2008	2009	2008

OPERATIONS:
Net investment income (loss)	$4,788,086	$6,530,247	$619,579	$241,641	$(932,851)	$(1,206,466)
Net realized gain (loss) on investments and foreign currencies	(51,903,968)	34,962,256	(7,141,084)	1,315,480	(27,915,147)	37,298,905
Net unrealized gain (loss) on investments and foreign currencies	(93,058,285)	(116,620,420)	(44,495,260)	(11,704,860)	(50,005,272)	(32,110,930)

Net increase (decrease) in net assets resulting from operations	(140,174,167)	(75,127,917)	(51,016,765)	(10,147,739)	(78,853,270)	3,981,509

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(2,542,714)	(1,881,161)	(26,676)	—	—	(258,731)
Net investment income — Class 2	(524,496)	(369,809)	—	—	—	(52,246)
Net investment income — Class 3	(4,776,151)	(1,789,510)	(214,965)	—	—	(34,300)
Net realized gain on securities — Class 1	(10,607,216)	(19,754,822)	(64,672)	(114,436)	—	—
Net realized gain on securities — Class 2	(2,337,445)	(4,327,148)	—	—	—	—
Net realized gain on securities — Class 3	(22,142,267)	(22,559,589)	(1,250,808)	(937,729)	—	—

Total distributions to shareholders	(42,930,289)	(50,682,039)	(1,557,121)	(1,052,165)	—	(345,277)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	70,950,401	29,182,037	43,723,969	62,403,320	(23,199,642)	(34,554,719)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(112,154,055)	(96,627,919)	(8,849,917)	51,203,416	(102,052,912)	(30,918,487)

NET ASSETS:
Beginning of period	$267,317,586	$363,945,505	$90,111,120	$38,907,704	$214,358,093	$245,276,580

End of period†	$155,163,531	$267,317,586	$81,261,203	$90,111,120	$112,305,181	$214,358,093

† Includes accumulated undistributed net investment income (loss)	$3,589,315	$6,471,595	$619,996	$241,641	$30,077	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Aggressive		Growth		Marsico Focused
	Growth		Opportunities		Growth

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2009	2008	2009	2008	2009	2008

OPERATIONS:
Net investment income (loss)	$80,945	$531,584	$(551,179)	$(599,104)	$451,800	$352,488
Net realized gain (loss) on investments and foreign currencies	(65,883,176)	(322,743)	(17,323,920)	7,337,819	(14,572,724)	20,853,497
Net unrealized gain (loss) on investments and foreign currencies	5,192,844	(15,464,087)	(11,502,121)	(2,407,865)	(34,341,031)	(23,235,845)

Net increase (decrease) in net assets resulting from operations	(60,609,387)	(15,255,246)	(29,377,220)	4,330,850	(48,461,955)	(2,029,860)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(476,254)	(778,938)	—	—	(171,930)	(112,785)
Net investment income — Class 2	(28,828)	(61,202)	—	—	(95,540)	(26,652)
Net investment income — Class 3	(47,958)	(84,314)	—	—	(97,256)	—
Net realized gain on securities — Class 1	—	—	—	—	(6,691,022)	(2,825,015)
Net realized gain on securities — Class 2	—	—	—	—	(5,657,076)	(2,086,488)
Net realized gain on securities — Class 3	—	—	—	—	(8,647,167)	(2,479,170)

Total distributions to shareholders	(553,040)	(924,454)	—	—	(21,359,991)	(7,530,110)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(17,646,242)	(33,557,722)	20,422,640	5,028,272	831,283	(13,765,087)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(78,808,669)	(49,737,422)	(8,954,580)	9,359,122	(68,990,663)	(23,325,057)

NET ASSETS:
Beginning of period	$131,990,032	$181,727,454	$75,112,251	$65,753,129	$134,973,306	$158,298,363

End of period†	$53,181,363	$131,990,032	$66,157,671	$75,112,251	$65,982,643	$134,973.306

† Includes accumulated undistributed net investment income (loss)	$59,998	$532,486	$—	$—	$458,524	$364,726

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

			Small &		International
			Mid Cap		Growth and
	Technology		Value		Income

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2009	2008	2009	2008	2009	2008

OPERATIONS:
Net investment income (loss)	$(240,474)	$(10,288)	$2,089,952	$878,198	$11,981,059	$9,857,688
Net realized gain (loss) on investments and foreign currencies	(15,963,029)	3,227,861	(19,606,494)	29,582,371	(176,446,179)	51,237,733
Net unrealized gain (loss) on investments and foreign currencies	(2,513,646)	(4,994,606)	(156,179,113)	(49,156,918)	(88,797,008)	(92,472,770)

Net increase (decrease) in net assets resulting from operations	(18,717,149)	(1,777,033)	(173,695,655)	(18,696,349)	(253,262,128)	(31,377,349)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	(5,225,628)	(4,989,415)
Net investment income — Class 2	—	—	(108,453)	(255,200)	(635,148)	(632,146)
Net investment income — Class 3	—	—	(769,745)	(1,523,368)	(7,424,077)	(3,184,668)
Net realized gain on securities — Class 1	—	—	—	—	(18,728,761)	(36,064,990)
Net realized gain on securities — Class 2	—	—	(2,490,324)	(2,134,206)	(2,446,187)	(4,957,112)
Net realized gain on securities — Class 3	—	—	(27,092,050)	(15,360,009)	(29,910,881)	(26,367,575)

Total distributions to shareholders	—	—	(30,460,572)	(19,272,783)	(64,370,682)	(76,195,906)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(5,108,846)	8,644,884	89,165,735	82,682,953	87,336,272	136,917,406

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,825,995)	6,867,851	(114,990,492)	44,713,821	(230,296,538)	29,344,151

NET ASSETS:
Beginning of period	$46,370,730	$39,502,879	$384,839,117	$340,125,296	$525,351,236	$496,007,085

End of period†	$22,544,735	$46,370,730	$269,848,625	$384,839,117	$295,054,698	$525,351,236

† Includes accumulated undistributed net investment income (loss)	$(1,132)	$(124)	$2,089,952	$878,198	$(315,744)	$9,548,811

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

			International
	Global		Diversified
	Equities		Equities

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,
	2009	2008	2009	2008

OPERATIONS:
Net investment income (loss)	$3,419,238	$2,849,235	$8,851,595	$7,866,899
Net realized gain (loss) on investments and foreign currencies	(34,102,161)	31,609,654	(26,011,989)	66,121,862
Net unrealized gain (loss) on investments and foreign currencies	(48,656,286)	(32,614,930)	(198,078,913)	(55,041,021)

Net increase (decrease) in net assets resulting from operations	(79,339,209)	1,843,959	(215,239,307)	18,947,740

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(2,717,957)	(2,351,714)	(4,243,729)	(3,806,811)
Net investment income — Class 2	(244,800)	(221,717)	(1,449,728)	(1,219,334)
Net investment income — Class 3	(567,897)	(393,404)	(9,367,082)	(6,289,323)
Net realized gain on securities — Class 1	—	—	(3,009,068)	—
Net realized gain on securities — Class 2	—	—	(1,083,283)	—
Net realized gain on securities — Class 3	—	—	(7,252,249)	—

Total distributions to shareholders	(3,530,654)	(2,966,835)	(26,405,139)	(11,315,468)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(41,360,067)	(40,005,405)	(5,041,778)	336,980

TOTAL INCREASE (DECREASE) IN NET ASSETS	(124,229,930)	(41,128,281)	(246,686,224)	7,969,252

NET ASSETS:
Beginning of period	$218,646,952	$259,775,233	$529,152,764	$521,183,512

End of period†	$94,417,022	$218,646,952	$282,466,540	$529,152,764

† Includes accumulated undistributed net investment income (loss)	$2,814,604	$2,796,200	$2,902,237	$13,143,823

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Emerging		Foreign
	Markets		Value

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,
	2009	2008	2009	2008

OPERATIONS:
Net investment income (loss)	$3,381,945	$2,335,244	$12,877,603	$12,542,329
Net realized gain (loss) on investments and foreign currencies	(117,991,453)	95,733,528	(209,227)	39,516,543
Net unrealized gain (loss) on investments and foreign currencies	(71,689,199)	(34,263,940)	(246,763,312)	(33,114,381)

Net increase (decrease) in net assets resulting from operations	(186,298,707)	63,804,832	(234,094,936)	18,944,491

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,992,422)	(3,736,654)	—	—
Net investment income — Class 2	(230,079)	(521,224)	(1,534,793)	(1,386,202)
Net investment income — Class 3	(2,094,623)	(2,588,477)	(11,931,155)	(8,916,961)
Net realized gain on securities — Class 1	(39,022,613)	(24,947,445)	—	—
Net realized gain on securities — Class 2	(5,080,350)	(3,708,660)	(4,333,023)	(2,195,090)
Net realized gain on securities — Class 3	(50,362,610)	(19,160,268)	(35,125,519)	(14,777,696)

Total distributions to shareholders	(98,782,697)	(54,662,728)	(52,924,490)	(27,275,949)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	88,132,078	60,140,215	56,097,067	24,267,781

TOTAL INCREASE (DECREASE) IN NET ASSETS	(196,949,326)	69,282,319	(230,922,359)	15,936,323

NET ASSETS:
Beginning of period	$356,305,017	$287,022,698	$547,192,524	$531,256,201

End of period†	$159,355,691	$356,305,017	$316,270,165	$547,192,524

† Includes accumulated undistributed net investment income (loss)	$454,152	$2,537,961	$9,760,747	$11,143,936

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. Description of Business and Basis of Presentation:  SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-five separate investment series, thirty-one of which are included in this report. The four Portfolios of the Trust not included in this report are the American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Feeder Funds”). The Feeder Funds operate in the manner of a “Fund of Funds,” investing in shares of an underlying mutual fund and have a December fiscal year end. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company), an Arizona corporation, First SunAmerica Life Insurance Company, a New York corporation, AIG Life Insurance Company, a Delaware corporation, American International Life Assurance Company of New York, a New York corporation, American General Life Insurance Company, a Texas corporation, and The United States Life Insurance Company in The City of New York, a New York corporation. AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation, which is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”), a Delaware corporation. AIG Life Insurance Company, American International Life Assurance Company of New York, American General Life Insurance Company and The United States Life Insurance Company in The City of New York are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies.”

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

On May 1, 2008, the name of the Worldwide High Income Portfolio, was changed to the Total Return Bond Portfolio. In addition, the Portfolio’s investment goal changed to seek maximum total return consistent with preservation of capital and prudent investment management. The Portfolio’s previous investment goal was to seek high total income and, secondarily, capital appreciation.

The investment goals for each of the Portfolios included in this report are as follows:

The Cash Management Portfolio seeks high current yield consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The Corporate Bond Portfolio seeks high total return with only moderate price risk by investing, under normal circumstances, at least 80% of net assets in fixed income securities (corporate bonds), but invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers and transactions in foreign currencies.

The High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield bonds.

The Total Return Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve the investment objective by investing under normal circumstances at least 80% of its net assets in diversified portfolio of bonds including U.S. and foreign fixed-income investments with varying maturities.

The Balanced Portfolio seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

The MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital by investing primarily in equity and fixed income securities.

The Telecom Utility Portfolio seeks total return by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of utility companies.

The Equity Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”) by investing, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500®.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

The Equity Opportunities Portfolio seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The Davis Venture Value Portfolio seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $10 billion, but may also invest in stocks with smaller capitalizations.

The “Dogs” of Wall Street Portfolio seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The Alliance Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

The Capital Growth Portfolio seeks capital appreciation by investing in equity investments selected for their potential to achieve capital appreciation over the long term.

The MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth of capital and appreciation by investing primarily, under normal market conditions, at least 65% of its assets in equity securities.

The Fundamental Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies, with a focus on equity securities of large capitalization companies the subadviser believes offer potential for capital growth that have the prospect for improving sales and earnings growth rates.

The Blue Chip Growth Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The Real Estate Portfolio seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of net assets in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

The Small Company Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a broadly diversified portfolio of equity securities of small companies.

The Mid-Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The Aggressive Growth Portfolio seeks capital appreciation by investing primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $15 billion.

The Growth Opportunities Portfolio seeks capital appreciation by investing primarily in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The Marsico Focused Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 65% in equity securities of large companies with a general core position of 20 to 30 common stocks.

The Technology Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The Small & Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The International Growth and Income Portfolio seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The Global Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing primarily (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The Emerging Markets Portfolio seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the U.S.

The Foreign Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

Indemnifications:  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that may contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote. Pursuant to an Indemnification Agreement between the Trust and each Disinterested Trustee, the Trust has agreed to indemnify each Disinterested Trustee against liabilities and expenses that may be incurred by such Disinterested Trustee in connection with claims, suits or proceedings arising as a result of their service as a Trustee of the Trust.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations:  Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked to market daily based upon quotations from market makers.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other Portfolios.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets,etc.)
Level 3 — Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ net assets as of January 31, 2009:

	Cash Management Portfolio		Corporate Bond Portfolio		Global Bond Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Unadjusted Quoted Prices	$7,987,600	$—	$11,023,162	$(748,803)	$16,203,755	$1,637,109
Level 2 — Other Significant Observable Inputs	761,177,694	—	760,561,907	—	226,050,163	(814,556)
Level 3 — Significant Unobservable Inputs	2,442,990	—	29,599	—	—	—

Total	$771,608,284	$—	$771,614,668	$(748,803)	$242,253,918	$822,553

	High-Yield Bond Portfolio		Total Return Bond Portfolio#		Balanced Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Unadjusted Quoted Prices	$1,811,057	$—	$8,262,707	$2,541,901	$66,917,904	$51,631
Level 2 — Other Significant Observable Inputs	178,323,761	—	400,979,697	(1,028,823)	53,926,120	—
Level 3 — Significant Unobservable Inputs	23,687,787	—	2,590,368	—	7,400	—

Total	$203,822,605	$—	$411,832,772	$1,513,078	$120,851,424	$51,631

	MFS Total Return Portfolio		Telecom Utility Portfolio		Equity Index Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Unadjusted Quoted Prices	$457,488,199	$—	$27,097,301	$359,602	$15,544,095	$(34,328)
Level 2 — Other Significant Observable Inputs	249,332,502	—	6,743,055	—	489,000	—
Level 3 — Significant Unobservable Inputs	1,027,000	—	—	—	0	—

Total	$707,847,701	$—	$33,840,356	$359,602	$16,033,095	$(34,328)

	Growth-Income Portfolio		Equity Opportunities Portfolio		Davis Venture Value Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Unadjusted Quoted Prices	$214,315,164	$—	$85,995,553	$—	$1,003,775,088	$—
Level 2 — Other Significant Observable Inputs	2,723,000	—	619,000	—	122,855,053	—
Level 3 — Significant Unobservable Inputs	—	—	0	—	—	—

Total	$217,038,164	$—	$86,614,553	$—	$1,126,630,141	$—

#  See Note 1

	“Dogs” of Wall Street		Alliance Growth Portfolio		Capital Growth Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Unadjusted Quoted Prices	$38,915,014	$—	$383,667,783	$—	$47,196,091	$—
Level 2 — Other Significant Observable Inputs	663,000	—	2,800,000	—	5,805,544	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—

Total	$39,578,014	$—	$386,467,783	$—	$53,001,635	$—

	MFS Massachusetts Investor
	Trust Portfolio		Fundamental Growth Portfolio		Blue Chip Growth Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Unadjusted Quoted Prices	$130,072,771	$—	$125,168,367	$—	$23,170,156	$—
Level 2 — Other Significant Observable Inputs	17,153,592	—	2,190,000	—	1,334,000	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—

Total	$147,226,363	$—	$127,358,367	$—	$24,504,156	$—

	Real Estate Portfolio		Small Company Value Portfolio		Mid-Cap Growth Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Unadjusted Quoted Prices	$124,304,221	$—	$76,905,445	$—	$108,616,431	$—
Level 2 — Other Significant Observable Inputs	30,769,529	—	4,925,999	—	4,141,000	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—

Total	$155,073,750	$—	$81,831,444	$—	$112,757,431	$—

	Aggressive Growth Portfolio		Growth Opportunities Portfolio		Marisco Focused Growth Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Unadjusted Quoted Prices	$49,274,397	$—	$60,155,104	$—	$61,846,067	$—
Level 2 — Other Significant Observable Inputs	3,785,000	—	6,536,889	—	4,654,436	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—

Total	$53,059,397	$—	$66,691,993	$—	$66,500,503	$—

					International Growth
	Technology Portfolio		Small & Mid Cap Value Portfolio		and Income Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Unadjusted Quoted Prices	$20,840,392	$—	$255,106,194	$—	$29,332,401	$(2,268,483)
Level 2 — Other Significant Observable Inputs	2,680,121	—	14,405,000	—	263,977,447	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—

Total	$23,520,513	$—	$269,511,194	$—	$293,309,848	$(2,268,483)

			International Diversified
	Global Equities Portfolio		Equities Portfolio		Emerging Markets Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Unadjusted Quoted Prices	$53,312,784	$—	$1,431,575	$(1,882,846)	$65,911,534	$—
Level 2 — Other Significant Observable Inputs	41,416,223	—	275,512,009	—	95,039,297	(467,238)
Level 3 — Significant Unobservable Inputs	—	—	3,369	—	—	—

Total	$94,729,007	$—	$276,946,953	$(1,882,846)	$160,950,831	$(467,238)

	Foreign Value Portfolio
	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*

Level 1 — Unadjusted Quoted Prices	$41,645,674	$—
Level 2 — Other Significant Observable Inputs	273,962,859	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$315,608,533	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, swap and written option contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Cash Management Portfolio		Corporate Portfolio		High-Yield Bond Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Balance as of 01/31/08	$18,770,562	$—	$638	$—	$6,084,556	$—
Accrued discounts/premiums	—	—	—	—	222,183	—
Realized gain(loss)	(5,020,199)	—	(99,931)	—	(71,830)	—
Change in unrealized appreciation(depreciation)	(2,139,263)	—	93,472	—	(10,631,134)	—
Net purchases(sales)	(9,168,110)	—	(15,266)	—	7,607,277	—
Transfers in and/or out of Level 3	—	—	50,686	—	20,476,735	—

Balance as of 01/31/09	$2,442,990	$—	$29,599	$—	$23,687,787	$—

	Total Return Bond Portfolio#		Balanced Portfolio		MFS Total Portfolio
	Investments	Other Financial	(Investments	Other Financial	Investments	Other Financial
	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Balance as of 01/31/08	$268,642	$—	$0	$—	$0	$—
Accrued discounts/premiums	23,627	—	—	—	—	—
Realized gain(loss)	87,980	—	—	—	—	—
Change in unrealized appreciation(depreciation)	(269,973)	—	(27,850)	—	(620,031)	—
Net purchases(sales)	2,480,092	—	2,000	—	—	—
Transfers in and/or out of Level 3	—	—	33,250	—	1,647,031	—

Balance as of 01/31/09	$2,590,368	$—	$7,400	$—	$1,027,000	$—

					International Diversified
	Equity Index Portfolio		Equity Opportunities Portfolio		Equities Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Balance as of 01/31/08	$0	$—	$0	$—	$—	$—
Accrued discounts/premiums	—	—	—	—	—	—
Realized gain(loss)	—	—	—	—	(103,658)	—
Change in unrealized appreciation(depreciation)	—	—	—	—	10,999	—
Net purchases(sales)	—	—	—	—	(32,811)	—
Transfers in and/or out of Level 3	—	—	—	—	128,839	—

Balance as of 01/31/09	$0	$—	$0	$—	$3,369	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, swap and written option contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.
#	See Note 1

Foreign Currency Translation:  The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:  Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2005.

Repurchase Agreements:  The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of January 31, 2009, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount

High Yield Bond	10.92%	$21,810,000
“Dogs” of Wall Street	0.33	663,000
Blue Chip	0.67	1,334,000
Aggressive Growth	1.90	3,785,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated January 30, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $199,656,000, a repurchase price of $199,656,166 and a maturity date of February 2, 2009. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bills	0.25%	05/28/2009	$88,700,000	$88,629,040
U.S. Treasury Bills	0.31	07/02/2009	115,170,000	115,020,279

Stripped Mortgage-Backed Securities:  Stripped Mortgage-Backed Securities (“SMBS”) are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

Mortgage-Backed Dollar Rolls:  During the year ended January 31, 2009, the Total Return Bond and Balanced Portfolios entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Trust accounts for the TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Total Return Bond and Balanced Portfolios had TBA Rolls outstanding at year end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs.

Forward Foreign Currency Contracts:  Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolios as unrealized gain or loss. On the settlement date, the Portfolios record realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

Futures Contracts:  A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (“the broker”). The Portfolios’ activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At January 31, 2009, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the International Diversified Equities Portfolio and Total Return Bond Portfolio includes amounts set aside for margin requirements for open futures contracts.

Options:  An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio’s Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

During the year ended January 31, 2009 the following Portfolios had options written:

	Written Options
	Total Return
	Bond Portfolio		Balanced Portfolio
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding as of January 31, 2008	—	$—	(43)	$(26,101)
Options written	(17,090)	(90,615)	(154)	(114,065)
Options terminated in closing purchase transactions	17,037	74,204	147	104,596
Options exercised	—	—	—	—
Options expired (written)	53	16,411	50	35,570

Options outstanding as of January 31, 2009	—	$—	—	$—

Short Sales:  Certain Portfolios may engage in “short sales against the box.” A short sale against the box occurs when a Portfolio to the extent that it contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Structured Securities:  Certain Portfolios may invest in securities having a return tied to an underlying index or other security or asset class. Structured investments are organized and operated to restructure the investments of the underlying security. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Portfolio to credit risks of the underlying instruments as well as of the issuer of the structured security. Structured securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments; however, any loss is limited to the amount of the original investment.

Swap Contracts:  Certain Portfolios have entered into credit default, interest rate, equity and/or total return swap contracts. Credit default swaps involve the receipt of a floating or fixed rate stream of payments in exchange for assuming potential credit losses of an underlying security. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Equity swaps (a type of total return swaps) are contracts that are typically entered into for the purpose of investing in a market without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. The Portfolios amortize upfront payments and receipts on the swap agreements on a daily basis with the net amount recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss) in the Statement of Operations. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities.

Credit Default Swap Agreements:  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31, 2009 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

At January 31, 2009, the due to broker as disclosed in the Statement of Assets and Liabilities for the Global Bond Portfolio includes amounts set aside for collateral for swap contracts.

3. New Accounting Pronouncements:  In March 2008, the Financial Accounting Standards (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effect on an entity’s financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Portfolios’ disclosures in the financial statements.

On September 12, 2008, FASB issued FASB Staff Position No. FAS 133-1 and FIN-45 “Disclosures about Credit Derivatives and Certain Guarantees: an Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”). The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (1) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative (as of the date of the statement of financial position)” and (iv) the nature of any recourse provisions and assets held either as collateral by third parties. The amendments to FIN-45 require additional disclosure about the current status of the payment/performance risk of a guarantee. All required changes to accounting policies have been made in accordance with the Position.

4. Federal Income Taxes:  The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions

	For the year ended January 31, 2009
		Long-term	Unrealized
	Ordinary	Gains/Capital	Appreciation	Ordinary	Long-Term
Portfolio	Income	Loss Carryover	(Depreciation)*	Income	Capital Gains

Cash Management	$13,031,417	$(10,391,091)	$(5,271,885)	$25,385,950	$—
Corporate Bond	54,269,032	(10,266,106)	(114,794,407)	37,917,599	—
Global Bond	12,530,240	2,026,322	(1,239,959)	10,497,733	—
High-Yield Bond	22,654,282	(98,013,969)	(90,520,663)	26,931,618	—
Total Return Bond#	6,768,245	(18,322,681)	(5,835,673)	6,047,781	—
Balanced	3,942,603	(102,211,701)	(26,604,105)	5,270,200	—
MFS Total Return	27,647,334	(51,487,034)	(144,880,803)	40,567,159	54,404,171
Telecom Utility	1,917,817	(29,672,450)	(15,500,290)	1,215,662	—
Equity Index	431,681	(3,844,995)	(8,201,565)	504,852	—
Growth-Income	3,170,167	(10,757,253)	(45,146,127)	3,839,609	44,109,964
Equity Opportunities	1,115,089	(24,332,083)	(47,109,934)	10,302,590	19,164,040
Davis Venture Value	18,477,284	30,094,370	(201,033,773)	35,917,874	255,288,656
“Dogs” of Wall Street	2,014,287	(2,800,861)	(27,692,719)	4,571,254	8,280,599
Alliance Growth	1,526,620	(761,200,968)	(121,571,461)	582,566	—
Capital Growth	—	(17,142,478)	(21,338,613)	—	—
MFS Massachusetts Investor Trust	2,212,582	(5,608,995)	(45,438,038)	1,722,701	—
Fundamental Growth	—	(161,881,992)	(43,656,585)	—	—
Blue Chip Growth	52,524	(3,598,639)	(7,357,578)	109,756	—
Real Estate	3,589,315	(16,731,923)	(90,207,309)	7,843,361	35,086,928
Small Company Value	619,996	(4,852,017)	(50,683,743)	748,618	808,503
Mid-Cap Growth	—	(183,176,877)	(51,680,387)	—	—
Aggressive Growth	59,998	(228,495,482)	(3,282,717)	553,040	—
Growth Opportunities	—	(16,200,653)	(9,902,850)	—	—
Marsico Focused Growth	458,559	(4,931,016)	(12,227,366)	2,017,129	19,342,862
Technology	—	(63,302,088)	(6,695,618)	—	—
Small & Mid Cap Value	6,064,703	8,812,397	(160,153,945)	6,060,855	24,399,717
International Growth & Income	—	(65,555,852)	(106,979,827)	30,466,753	33,903,929
Global Equities	2,826,293	(77,679,052)	(35,995,375)	3,530,654	—
International Diversified Equities	3,649,767	(2,947,261)	(104,840,539)	15,060,538	11,344,601
Emerging Markets	—	(61,609,351)	(63,190,778)	69,983,691	28,799,006
Foreign Value	10,067,236	10,248,641	(128,821,535)	16,748,926	36,175,564

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
#	See Note 1.

	Tax Distributions
	For the year ended
	January 31, 2008
	Ordinary	Long-Term
	Income	Capital Gains

Cash Management	$19,766,518	$—
Corporate Bond	28,840,292	—
Global Bond	1,314,755	358,087
High-Yield Bond	25,147,926	—
Total Return Bond#	5,451,095	—
Balanced	6,011,320	—
MFS Total Return	35,539,485	48,040,693
Telecom Utility	1,791,373	—
Equity Index	524,223	—
Growth-Income	5,087,866	—
Equity Opportunities	7,327,233	17,613,213
Davis Venture Value	20,468,652	111,709,149
“Dogs” of Wall Street	3,717,802	3,814,365
Alliance Growth	264,375	—
Capital Growth	536,571	—
MFS Massachusetts Investor Trust	2,480,582	—
Fundamental Growth	—	—
Blue Chip Growth	117,593	—
Real Estate	6,418,346	44,263,693
Small Company Value	74,800	977,365
Mid-Cap Growth	345,277	—
Aggressive Growth	924,454	—
Growth Opportunities	—	—
Marsico Focused Growth	139,437	7,390,673
Technology	—	—
Small & Mid Cap Value	4,806,073	14,466,710
International Growth & Income	36,599,692	39,596,215
Global Equities	2,966,835	—
International Diversified Equities	11,315,468	—
Emerging Markets	33,596,165	21,066,562
Foreign Value	11,862,116	15,413,833

As of January 31, 2009, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward
Portfolio	2010	2011	2012	2013	2014	2015	2016	2017

Cash Management	$805,188	$—	$5,964	$12,138	$46,929	$21,843	$—	$9,499,029
Corporate Bond	—	6,951,434	328,606	—	—	1,206,018	—	1,780,048
Global Bond	—	—	—	—	—	—	—	—
High-Yield Bond	20,021,716	72,889,526	—	—	—	—	—	5,102,727
Total Return Bond#	—	4,574,524	13,748,157	—	—	—	—	—
Balanced	—	65,929,711	27,535,724	—	—	—	—	8,746,266
MFS Total Return	245,889	201,673	—	—	—	—	—	51,039,472
Telecom Utility	—	23,392,939	2,281,217	—	—	—	—	3,998,294
Equity Index	—	1,843,673	106,692	362,808	363,357	123,493	—	1,044,972
Growth-Income	—	—	—	—	—	—	—	10,757,253
Equity Opportunities	—	—	—	—	—	—	—	24,332,083
Davis Venture Value*	—	572,150	—	—	—	—	—	—
“Dogs” of Wall Street	—	—	—	—	—	—	—	2,800,861
Alliance Growth	205,135,658	376,313,238	118,503,666	—	—	—	—	61,248,406
Capital Growth	—	8,853,922	—	—	—	—	—	8,288,556
MFS Massachusetts Investor Trust	—	1,609,115	3,999,880	—	—	—	—	—
Fundamental Growth	48,482,224	90,998,548	6,290,032	—	—	—	—	16,111,188
Blue Chip Growth	—	909,959	877,890	—	—	—	—	1,810,790
Real Estate	—	—	—	—	—	—	—	16,731,923
Small Company Value	—	—	—	—	—	—	—	4,852,017
Mid-Cap Growth	—	163,972,247	—	—	—	—	—	19,204,630
Aggressive Growth	65,475,104	73,587,791	14,436,415	—	—	—	—	74,996,172
Growth Opportunities	—	9,181,170	—	—	—	—	—	7,019,483
Marsico Focused Growth	—	—	—	—	—	—	—	4,931,016
Technology	25,459,973	22,987,768	3,503,244	—	783,874	—	—	10,567,229
International Growth & Income	—	—	—	—	—	—	—	65,555,852
Global Equities	—	51,176,204	24,964,783	—	—	—	—	1,538,065
International Diversified Equities	—	—	—	—	—	—	—	2,947,261
Emerging Markets	—	—	—	—	—	—	—	61,609,351

#	See Note 1.
*	Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax law.

The Portfolios indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended January 31, 2009

Capital Loss
Carryforward
Portfolio	Utilized

Total Return Bond	$9,034,401
Davis Venture Value	286,075
MFS Massachusetts Investor Trust	1,687,495

Under the current law, capital losses related to securities realized after October 31 and prior to the Portfolios’ fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended January 31, 2009, the Portfolios elected to defer capital losses as follows:

	Deferred	Deferred	Deferred
	Post-October	Post-October	Post-October
Portfolio	Capital Loss	Currency Loss	PFIC Loss

Corporate Bond	$1,323,589	$—	$—
High-Yield Bond	18,009,296	—	—
Balanced	13,084,317	—	—
MFS Total Return	79,649,859	21,687	—
Telecom Utility	4,990,801	—	—
Equity Index	590,137	—	—
Growth-Income	26,899,801	—	—
Equity Opportunities	8,449,425	5	—

	Deferred	Deferred	Deferred
	Post-October	Post-October	Post-October
Portfolio	Capital Loss	Currency Loss	PFIC Loss

Davis Venture Value	$20,592,949	$—	$—
“Dogs” of Wall Street	2,611,895	—	—
Alliance Growth	33,169,995	—	—
Capital Growth	8,898,398	4,943	—
MFS Massachusetts Investors	2,947,836	1,548	—
Fundamental Growth	30,095,142	—	—
Blue Chip Growth	3,557,958	—	—
Real Estate	34,668,888	—	—
Small Company Value	2,289,325	—	—
Mid-Cap Growth	14,989,272	—	—
Aggressive Growth	10,820,602	—	—
Growth Opportunities	9,470,667	—	—
Marsico Focused Growth	8,067,358	35	—
Technology	6,225,209	1,132	—
Small & Mid Cap Value	32,675,983	—	—
International Growth & Income	92,806,037	1,574,935	—
Global Equities	33,203,396	8,864	—
International Diversified Equities	20,212,140	1,372,814	319
Emerging Markets	48,291,754	—	—
Foreign Value	9,663,020	102,304	68,667

For the period ended January 31, 2009, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, investments in passive foreign investment companies, treatment of foreign currency, derivative transactions and investments in real estate investment trusts, to the components of net assets as follows:

	Accumulated	Accumulated
	Undistributed Net	Undistributed Net
	Investment Income	Realized Gain
Portfolio	(Loss)	(Loss)	Capital Paid-in

Cash Management	$—	$—	$—
Corporate Bond	15,311	(15,311)	—
Global Bond	1,247,286	(1,247,286)	—
High — Yield Bond	130,301	(130,301)	—
Total Return Bond #	1,409,637	(1,409,637)	—
Balanced	22,514	(22,514)	—
MFS Total Return	199,926	(199,926)	—
Telecom Utility	146,636	(146,636)	—
Equity Index	—	87	(87)
Growth-Income	—	—	—
Equity Opportunities	(154)	154	—
Davis Venture Value	(86,651)	86,651	—
“Dogs” of Wall Street	—	—	—
Alliance Growth	—	—	—
Capital Growth	632,046	(317,034)	(315,012)
MFS Massachusetts Investor Trust	(8,427)	8,427	—
Fundamental Growth	313,839	—	(313,839)
Blue Chip Growth	—	—	—
Real Estate	172,995	(172,995)	—
Small Company Value	417	(417)	—
Mid-Cap Growth	962,928	325	(963,253)
Aggressive Growth	(393)	393	—
Growth Opportunities	551,179	(17,144)	(534,035)
Marsico Focused Growth	6,724	(6,724)	—
Technology	239,466	15,109	(254,575)

	Accumulated	Accumulated
	Undistributed Net	Undistributed Net
	Investment Income	Realized Gain
Portfolio	(Loss)	(Loss)	Capital Paid-in

Small & Mid Cap Value	$—	$—	$—
International Growth & Income	(8,560,761)	15,214,760	(6,653,999)
Global Equities	129,820	(129,820)	—
International Diversified Equities	(4,032,642)	4,032,642	—
Emerging Markets	(1,148,630)	6,880,145	(5,731,515)
Foreign Value	(794,844)	794,844	—

#	See Note 1.

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
	Gain	Loss	Gain/(Loss)	Investments

Cash Management	$43,154	$(5,315,039)	$(5,271,885)	$776,880,169
Corporate Bond	8,641,988	(123,436,395)	(114,794,407)	886,409,075
Global Bond	21,463,129	(21,671,514)	(208,385)	242,462,303
High-Yield Bond	2,094,001	(92,611,897)	(90,517,896)	294,340,501
Total Return Bond #	5,558,183	(11,558,372)	(6,000,189)	431,509,398
Balanced	1,442,728	(28,046,833)	(26,604,105)	147,455,530
MFS Total Return	7,976,904	(152,847,111)	(144,870,207)	852,717,908
Telecom Utility	137,107	(15,635,844)	(15,498,737)	49,339,093
Equity Index	2,733,582	(10,935,147)	(8,201,565)	24,234,660
Growth-Income	12,414,731	(57,560,858)	(45,146,127)	262,184,291
Equity Opportunities	1,376,577	(48,486,511)	(47,109,934)	133,724,487
Davis Venture Value	169,113,419	(370,140,627)	(201,027,208)	1,327,657,349
“Dogs” of Wall Street	—	(27,692,719)	(27,692,719)	67,270,733
Alliance Growth	4,032,600	(125,604,061)	(121,571,461)	508,039,244
Capital Growth	416,113	(21,744,434)	(21,328,321)	74,329,956
MFS Massachusetts Investors Trust	4,986,355	(50,418,456)	(45,432,101)	192,658,464
Fundamental Growth	2,002,012	(45,658,785)	(43,656,773)	171,015,140
Blue Chip Growth	364,400	(7,721,978)	(7,357,578)	31,861,734
Real Estate	903,986	(91,108,180)	(90,204,194)	245,277,944
Small Company Value	566,157	(51,249,900)	(50,683,743)	132,515,187
Mid-Cap Growth	1,314,785	(52,995,172)	(51,680,387)	164,437,818
Aggressive Growth	1,956,121	(5,238,838)	(3,282,717)	56,342,114
Growth Opportunities	1,706,203	(11,609,053)	(9,902,850)	76,594,843
Marsico Focused Growth	5,036,474	(17,263,839)	(12,227,365)	78,727,868
Technology	243,355	(6,938,874)	(6,695,519)	30,216,032
Small & Mid Cap Value	4,828,704	(164,982,649)	(160,153,945)	429,665,139
International Growth and Income	3,787,918	(110,820,790)	(107,032,872)	400,342,720
Global Equities	1,022,691	(37,015,520)	(35,992,829)	130,721,836
International Diversified Equities	10,578,261	(113,911,332)	(103,333,071)	380,280,024
Emerging Markets	3,616,308	(66,796,716)	(63,180,408)	224,131,239
Foreign Value	16,998,013	(145,765,448)	(128,767,435)	444,375,968

#	See Note 1.

5. Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan):  AIG SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the

Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”), as amended, with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the High-Yield Bond, “Dogs” of Wall Street, Blue Chip Growth and Aggressive Growth Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

		Management
Portfolio	Assets	Fees

Cash Management	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
Corporate Bond	$0-$50 million	0.70%
	> $50 million	0.60%
	> $150 million	0.55%
	> $250 million	0.50%
Global Bond	$0-$50 million	0.75%
	> $50 million	0.65%
	> $150 million	0.60%
	> $250 million	0.55%
High-Yield Bond	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $250 million	0.55%
Total Return Bond#*	> $0	0.60%
Balanced	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $300 million	0.55%
	> $500 million	0.50%
MFS Total Return@	$0-$50 million	0.70%
	> $50 million	0.65%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
Telecom Utility	$0-$150 million	0.75%
	> $150 million	0.60%
	> $500 million	0.50%
Equity Index†	> $0	0.40%
Growth-Income	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $300 million	0.55%
	> $500 million	0.50%
Equity Opportunities	$0-$50 million	0.80%
	> $50 million	0.75%
	> $250 million	0.70%
Davis Venture Value	$0-$100 million	0.80%
	> $100 million	0.75%
	> $500 million	0.70%
“Dogs” of Wall Street	> $0	0.60%
Alliance Growth	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
Capital Growth†	$0-$50 million	0.90%
	> $50 million	0.85%
	> $200 million	0.80%
MFS Massachusetts	$0-$600 million	0.70%
Investors Trust	> $600 million	0.65%
	> $1.5 billion	0.60%
Fundamental Growth	$0-$150 million	0.85%
	> $150 million	0.80%
	> $300 million	0.70%
Blue Chip Growth	$0-$250 million	0.70%
	> $250 million	0.65%
	> $500 million	0.60%
Real Estate	$0-$100 million	0.80%
	> $100 million	0.75%
	> $500 million	0.70%
Small Company Value	$0-$200 million	1.00%
	> $200 million	0.92%
	> $500 million	0.90%
Mid-Cap Growth	$0-$100 million	0.80%
	> $100 million	0.75%
Aggressive Growth	$0-$100 million	0.75%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.60%
Growth Opportunities	$0-$250 million	0.75%
	> $250 million	0.70%
	> $500 million	0.65%
Marsico Focused Growth	> $0	0.85%
Technology††	$0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Small & Mid Cap Value	$0-$250 million	0.95%
	> $250 million	0.90%
International Growth and	$0-$150 million	1.00%
Income†††	> $150 million	0.90%
	> $300 million	0.80%
Global Equities	$0-$50 million	0.90%
	> $50 million	0.80%
	> $150 million	0.70%
	> $300 million	0.65%
International Diversified	$0-$250 million	0.85%
Equities	> $250 million	0.80%
	> $500 million	0.75%
Emerging Markets	$0-$100 million	1.15%
	> $100 million	1.10%
	> $200 million	1.05%

		Management
Portfolio	Assets	Fees

Foreign Value	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.75%

#	See Note 1.
*	Prior to May 1, 2008, the management fees for the Total Return Bond Portfolio were 0.80% on the first $350 million and 0.75% on assets over $350 million.
@	Prior to November 1, 2008, the management fees for the MFS Total Return Portfolio were 0.70% on the first $50 million and 0.65% on assets over $50 million.
†	The Adviser voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the Capital Growth and Equity Index Portfolios.
††	The Adviser voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the Technology Portfolio.
†††	Effective November 1, 2008 the Adviser voluntarily agreed, until further notice to waive 0.05% of the investment advisory fees for the International Growth & Income Portfolio

For the period ended January 31, 2009, the amount of the investment advisory fees waived were $12,401, $34,391, $37,737 and $38,545, for the Equity Index Portfolio, Capital Growth Portfolio, Technology Portfolio, and International Growth & Income Portfolio, respectively. These amounts are reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Effective May 1, 2008, Pacific Investments Management Company, LLC (PIMCO) replaced Morgan Stanley Investment Management, Inc. as the subadviser to the Total Return Bond Portfolio.

Subadviser	Portfolio

AllianceBernstein L.P.	Growth-Income Alliance Growth Small & Mid Cap Value

Columbia Management Advisors, LLC	Cash Management Technology

Davis Selected Advisers L.P. (dba — Davis Advisors)	Davis Venture Value Real Estate

FAF Advisors, Inc.	Equity Index

Federated Investment Management Company	Corporate Bond

Franklin Advisory Services, LLC	Small Company Value

Goldman Sachs Asset Management International	Global Bond

J.P. Morgan Investment Management, Inc.	Balanced Global Equities Mid-Cap Growth

Marsico Capital Management, LLC	Marsico Focused Growth

Massachusetts Financial Services Company	MFS Total Return MFS Massachusetts Investors Trust Telecom Utility

Morgan Stanley Investment Management, Inc. (dba — Van Kampen)	International Diversified Equities Growth Opportunities

OppenheimerFunds, Inc.	Equity Opportunities Capital Growth

Subadviser	Portfolio

Pacific Investment Management Company, LLC (PIMCO)	Total Return Bond

Putnam Investment Management, LLC	International Growth and Income Emerging Markets

Templeton Investment Counsel, LLC	Foreign Value

Wells Capital Management, Inc.	Fundamental Growth

The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

		Subadvisory
Portfolio	Assets	Fees

Cash Management	$0-$100 million	0.125%
	> $100 million	0.100%
	> $500 million	0.075%
	> $1 billion	0.050%
Corporate Bond	$0-$25 million	0.30%
	> $25 million	0.25%
	> $50 million	0.20%
	> $150 million	0.15%
Global Bond	$0-$50 million	0.40%
	> $50 million	0.30%
	> $150 million	0.25%
	> $250 million	0.20%
Total Return Bond†	> $0	0.25%
Balanced	$0-$50 million	0.40%
	> $50 million	0.30%
	> $150 million	0.25%
MFS Total Return@	$0-$500 million	0.375%
	> $500 million	0.35%
	> $750 million	0.32%
	> $1 billion	0.30%
Telecom Utility	$0-$250 million	0.375%
	> $250 million	0.325%
	> $750 million	0.30%
	> $1.5 billion	0.25%
Equity Index	> $0	0.125%
Growth-Income	$0-$50 million	0.35%
	> $50 million	0.30%
	> $150 million	0.25%
	> $300 million	0.20%
	> $500 million	0.15%
Equity Opportunities	$0-$50 million	0.40%
	> $50 million	0.35%
	> $250 million	0.30%
Davis Venture Value	$0-$100 million	0.45%
	> $100 million	0.40%
	> $500 million	0.35%
Alliance Growth	$0-$50 million	0.35%
	> $50 million	0.30%
	> $150 million	0.25%
Capital Growth	$0-$50 million	0.45%
	> $50 million	0.40%
	> $250 million	0.375%
	> $500 million	0.35%
MFS Massachusetts	$0-$300 million	0.40%
Investors Trust	> $300 million	0.375%
	> $600 million	0.35%
	> $900 million	0.325%
	> $1.5 billion	0.25%
Fundamental Growth	$0-$150 million	0.45%
	> $150 million	0.425%
	> $300 million	0.35%
Real Estate	$0-$100 million	0.45%
	> $100 million	0.40%
	> $500 million	0.35%
Small Company Value	$0-$200 million	0.60%
	> $200 million	0.52%
	> $500 million	0.50%
Mid-Cap Growth	$0-$100 million	0.42%
	> $100 million	0.40%
Growth Opportunities	> $0	0.50%
Marsico Focused Growth	> $0	0.45%
Technology	$0-$150 million	0.50%
	> $150 million	0.45%
	> $250 million	0.425%
Small & Mid Cap Value	$0-$250 million	0.50%
	> $250 million	0.45%
International Growth and	$0-$150 million	0.65%
Income††	> $150 million	0.55%
	> $300 million	0.45%
Global Equities	$0-$50 million	0.45%
	> $50 million	0.40%
	> $150 million	0.35%
	> $500 million	0.30%
International Diversified	$0-$250 million	0.45%
Equities	> $250 million	0.40%
	> $500 million	0.35%
Emerging Markets	$0-$100 million	0.85%
	> $100 million	0.80%
	> $200 million	0.75%
Foreign Value	$0-$50 million	0.625%
	> $50 million	0.465%
	> $200 million	0.375%
	> $500 million	0.35%

@	Prior to November 1, 2008, the amount of advisory fees paid to the subadviser for the MFS Total Return Portfolio was 0.375%
†	Prior to May 1, 2008, the amount of advisory fees paid to the subadviser were 0.45% on the first $350 million and 0.40% on assets over $350 million.

††	Effective November 1, 2008 the Subadviser agreed, until further notice to waive 0.05% of the subadvisory fees for the International Growth & Income Portfolio

For certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average net assets. Annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired Fund fees and expenses.

Portfolio	Class 1	Class 2	Class 3

Equity Index	0.55%	—%	—%
Capital Growth	1.35	1.50	1.60
Blue Chip Growth	0.85	1.00	1.10
Small Company Value	1.60	—	1.85
Growth Opportunities	1.00	1.15	1.25

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

For the year ended January 31, 2009, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount

Equity Index	$52,141
Blue Chip Growth	43,809

For the year ended January 31, 2009, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

		Balance
	Amount	Subject to
Portfolio	Recouped	Recoupment

Equity Index	$—	$86,091
Blue Chip Growth	11,030	68,871

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25% respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

On July 17, 2008, the Davis Venture Value Portfolio purchased 2,787 bonds of Sino Forest Corp, a corporate bond rated below investment grade. The Portfolio has an investment restriction that prohibits it from investing in any security rated below investment grade. Such security was sold on September 12, 2008, resulting in a gain of $125,415.

On June 30, 2008 and July 3, 2008, the Real Estate Portfolio purchased Intesa Funding 2.25% due 7/3/2008 and Alcon Cap Corp. 2.19% due 7/7/2008, respectively, causing the Portfolio to exceed its limitation of investing more than 5% of the value of the Portfolio’s total assets in any single issuer with respect to 75% of the value of the Portfolio’s total assets. Intesa Funding and Alcon Cap Corp. matured on 7/3/2008 and 7/7/2008, respectively, bringing the Portfolio into compliance and resulting in no gain or loss to the Portfolio.

On February 8, 2008, the Blue Chip Growth Portfolio sold 650 shares of Allergan, Inc. common stock that the Portfolio did not own. The Portfolio has an investment restriction that prohibits it from selling securities it does not own (“short selling”). The short position was closed on February 8, 2008, resulting in a gain of $14.

On September 22, 2008, American International Group, Inc. (“AIG”) the ultimate parent of SAAMCo, entered into a revolving credit facility (the “Credit Facility”) and a Guarantee and Pledge Agreement with the Federal Reserve Bank of New York under the terms of which AIG will issue a new series of perpetual, non-redeemable Convertible Participating Serial Preferred Stock (the “Preferred Stock”) to a trust that will hold the Preferred Stock for the benefit of the United States Treasury. On October 3, 2008, AIG announced that it plans to retain its U.S. property and casualty and foreign general insurance businesses, and to retain a continuing ownership interest in its foreign life insurance operations, and that it is exploring divestiture opportunities for its remaining high-quality businesses and assets.

6. Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio’s expenses have been reduced. For the year ended January 31, 2009, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s non-affiliated expenses, were as follows:

Total Expense
Portfolio	Reductions

Balanced	$9,071
MFS Total Return	116,603
Telecom Utility	6,608
Growth-Income	28,603
Davis Venture Value	72,844

Total Expense
Portfolio	Reductions

“Dogs” of Wall Street	$2,822
Alliance Growth	73,471
MFS Massachusetts Investors Trust	17,928
Fundamental Growth	79,754
Blue Chip Growth	3,059
Real Estate	5,605
Mid-Cap Growth	15,583
Aggressive Growth	132,763
Growth Opportunities	11,901
Marsico Focused Growth	1,675
Technology	35,608
Small & Mid Cap Value	66,775
International Growth and Income	23,081
Emerging Markets	140,963
Foreign Value	14,848

7. Purchases and Sales of Securities:  The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended January 31, 2009 were as follows:

	Purchases of	Sales of
	portfolio securities	portfolio securities
	(excluding	(excluding	Purchases of	Sales of
	U.S. government	U.S. government	U.S. government	U.S. government
Portfolio	securities)	securities)	securities	securities

Cash Management	$—	$—	$—	$—
Corporate Bond	410,269,440	218,357,143	189,075,020	277,332,025
Global Bond	254,328,015	181,291,266	22,288,162	29,107,548
High-Yield Bond	173,123,898	155,817,611	—	—
Total Return Bond	121,015,418	79,904,402	541,578,541	455,134,536
SunAmerica Balanced	113,520,098	133,666,386	34,017,938	31,413,262
MFS Total Return	444,934,420	430,703,522	90,567,077	208,832,097
Telecom Utility	35,023,574	39,649,352	—	—
Equity Index	852,175	3,528,704	—	—
Growth-Income	251,002,233	335,782,590	—	—
Equity Opportunities	202,250,065	231,142,894	—	—
Davis Venture Value	287,979,528	565,728,259	—	—
“Dogs” of Wall Street	46,019,649	58,009,542	—	—
Alliance Growth	597,876,459	722,764,109	—	—
Capital Growth	69,198,657	41,781,730	—	—
MFS Massachusetts Investors Trust	71,660,264	58,675,305	—	—
Fundamental Growth	302,851,328	265,502,058	—	—
Blue Chip Growth	18,229,769	23,482,506	—	—
Real Estate	122,796,690	94,143,605	—	—
Small Company Value	61,635,694	10,250,199	—	—
Mid Cap Growth	170,301,638	190,590,711	—	—
Aggressive Growth	791,211,004	793,019,908	—	—
Growth Opportunities	172,179,210	156,011,112	—	—
Marsico Focused Growth	78,724,645	97,410,456	—	—
Technology	96,747,915	100,823,163	—	—
Small & Mid Cap Value	226,496,508	161,569,883	—	—
International Growth and Income	476,855,928	453,273,613	—	—
Global Equities	190,217,643	230,861,411	—	—
International Diversified Equities	174,238,104	170,756,184	—	—
Emerging Markets	410,975,748	404,853,285	—	—
Foreign Value	59,912,336	36,521,076	—	—

8. Capital Share Transactions:  Transactions in capital shares of each class of each Portfolio were as follows:

	Cash Management Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	39,433,149	$441,193,058	48,609,986	$548,033,516	8,183,307	$91,506,300	8,728,749	$98,167,591
Reinvested dividends	983,001	10,752,069	842,797	9,354,354	219,432	2,396,696	197,913	2,193,664
Shares redeemed	(39,121,362)	(436,078,336)	(42,730,546)	(482,299,689)	(8,905,227)	(99,098,735)	(7,258,802)	(81,780,839)

Net increase (decrease)	1,294,788	$15,866,791	6,722,237	$75,088,181	(502,488)	$(5,195,739)	1,667,860	$18,580,416

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	47,895,619	$533,813,317	35,152,616	$395,020,430
Reinvested dividends	1,121,851	12,237,185	742,382	8,218,500
Shares redeemed	(38,496,879)	(427,535,718)	(26,118,523)	(293,692,682)

Net increase (decrease)	10,520,591	$118,514,784	9,776,475	$109,546,248

	Corporate Bond Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,018,012	$46,280,007	4,847,684	$58,018,446	1,038,757	$11,911,230	831,065	$9,922,870
Reinvested dividends	1,120,701	11,394,252	961,494	11,247,572	213,386	2,167,090	186,894	2,183,600
Shares redeemed	(8,434,180)	(94,575,708)	(5,981,200)	(71,525,769)	(1,965,904)	(22,086,480)	(1,144,446)	(13,650,869)

Net increase (decrease)	(3,295,467)	$(36,901,449)	(172,022)	$(2,259,751)	(713,761)	$(8,008,160)	(126,487)	$(1,544,399)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	21,276,513	$245,627,130	22,580,190	$269,063,064
Reinvested dividends	2,401,724	24,356,257	1,320,724	15,409,120
Shares redeemed	(16,530,550)	(182,812,257)	(5,247,660)	(62,581,599)

Net increase (decrease)	7,147,687	$87,171,130	18,653,254	$221,890,585

	Global Bond Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,376,847	$65,622,048	3,655,343	$42,122,944	1,019,773	$12,421,684	527,657	$6,058,035
Reinvested dividends	369,918	4,084,836	84,036	946,269	78,284	860,342	14,277	160,034
Shares redeemed	(6,892,168)	(82,125,780)	(2,638,248)	(29,712,166)	(1,232,206)	(14,589,335)	(462,374)	(5,186,796)

Net increase (decrease)	(1,145,403)	$(12,418,896)	1,101,131	$13,357,047	(134,149)	$(1,307,309)	79,560	$1,031,273

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	9,264,036	$111,832,544	6,076,814	$69,536,614
Reinvested dividends	506,646	5,552,555	50,672	566,539
Shares redeemed	(7,305,580)	(86,507,354)	(1,723,108)	(19,487,069)

Net increase (decrease)	2,465,102	$30,877,745	4,404,378	$50,616,084

	High-Yield Bond Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	7,459,851	$40,505,593	8,276,099	$62,244,615	1,496,028	$7,712,032	1,560,985	$11,613,012
Reinvested dividends	2,803,436	13,552,532	2,012,756	14,470,782	513,649	2,479,341	396,766	2,847,315
Shares redeemed	(10,811,844)	(65,295,931)	(17,975,557)	(133,597,938)	(2,123,292)	(12,908,233)	(3,162,826)	(23,217,088)

Net increase (decrease)	(548,557)	$(11,237,806)	(7,686,702)	$(56,882,541)	(113,615)	$(2,716,860)	(1,205,075)	$(8,756,761)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	11,583,218	$64,042,321	8,517,089	$63,202,439
Reinvested dividends	2,260,416	10,899,745	1,092,330	7,829,829
Shares redeemed	(7,617,300)	(45,164,584)	(7,091,580)	(52,052,340)

Net increase (decrease)	6,226,334	$29,777,482	2,517,839	$18,979,928

	Total Return Bond Portfolio†
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,756,986	$35,940,309	1,480,149	$11,551,336	1,276,342	$9,586,001	154,444	$1,201,725
Reinvested dividends	359,697	2,569,854	601,403	4,568,451	55,068	391,937	65,506	495,749
Shares redeemed	(3,637,035)	(27,380,733)	(3,055,425)	(23,754,659)	(581,098)	(4,366,971)	(264,083)	(2,046,029)

Net increase (decrease)	1,479,648	$11,129,430	(973,873)	$(7,634,872)	750,312	$5,610,967	(44,133)	$(348,555)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	21,479,613	$160,537,268	791,785	$6,108,643
Reinvested dividends	434,449	3,085,990	51,218	386,894
Shares redeemed	(5,412,585)	(40,765,070)	(250,050)	(1,909,442)

Net increase (decrease)	16,501,477	$122,858,188	592,953	$4,586,095

	Balanced Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	643,633	$8,503,635	624,203	$9,700,583	184,918	$2,435,620	127,442	$1,970,211
Reinvested dividends	365,453	4,174,909	311,833	4,918,893	44,168	504,301	35,803	564,189
Shares redeemed	(3,028,771)	(39,433,080)	(3,245,866)	(50,302,090)	(464,314)	(5,936,215)	(330,012)	(5,082,642)

Net increase (decrease)	(2,019,685)	$(26,754,536)	(2,309,830)	$(35,682,614)	(235,228)	$(2,996,294)	(166,767)	$(2,548,242)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	580,205	$7,660,413	561,068	$8,680,791
Reinvested dividends	51,797	590,990	33,564	528,238
Shares redeemed	(566,142)	(7,264,448)	(415,159)	(6,432,605)

Net increase (decrease)	65,860	$986,955	179,473	$2,776,424

† See Note 1.

	MFS Total Return Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,097,718	$31,193,866	2,613,344	$47,764,852	355,064	$5,409,318	416,768	$7,614,103
Reinvested dividends	3,746,587	45,982,039	2,507,498	44,822,549	702,127	8,609,722	501,388	8,951,547
Shares redeemed	(9,660,223)	(140,442,836)	(7,834,995)	(142,886,326)	(2,217,026)	(32,139,754)	(1,660,753)	(30,029,511)

Net increase (decrease)	(3,815,918)	$(63,266,931)	(2,714,153)	$(50,298,925)	(1,159,835)	$(18,120,714)	(742,597)	$(13,463,861)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	6,599,629	$100,370,384	9,778,588	$177,724,388
Reinvested dividends	3,296,057	40,379,569	1,671,228	29,806,082
Shares redeemed	(8,039,999)	(114,841,196)	(4,054,792)	(72,851,347)

Net increase (decrease)	1,855,687	$25,908,757	7,395,024	$134,679,123

	Telecom Utility Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	935,261	$10,440,125	1,241,448	$15,019,324	269,667	$3,080,940	218,913	$2,655,751
Reinvested dividends	109,876	856,108	115,906	1,455,312	15,924	124,011	14,960	187,609
Shares redeemed	(1,954,225)	(20,478,277)	(2,017,256)	(24,232,742)	(345,422)	(3,601,535)	(310,708)	(3,704,631)

Net increase (decrease)	(909,088)	$(9,182,044)	(659,902)	$(7,758,106)	(59,831)	$(396,584)	(76,835)	$(861,271)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	796,168	$8,599,943	744,298	$9,080,542
Reinvested dividends	30,274	235,543	11,854	148,452
Shares redeemed	(459,629)	(4,581,625)	(244,987)	(2,921,518)

Net increase (decrease)	366,813	$4,253,861	511,165	$6,307,476

	Equity Index Portfolio
	Class 1
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	542,136	$5,448,250	329,373	$4,093,903
Reinvested dividends	60,110	504,852	39,979	524,223
Shares redeemed	(911,517)	(8,933,002)	(889,337)	(11,147,267)

Net increase (decrease)	(309,271)	$(2,979,900)	(519,985)	$(6,529,141)

	Growth-Income Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	491,279	$9,392,264	730,353	$21,286,102	62,777	$1,238,879	91,631	$2,661,955
Reinvested dividends	2,650,163	41,994,726	148,985	4,599,711	174,402	2,761,864	8,954	276,121
Shares redeemed	(4,383,808)	(94,193,061)	(5,862,570)	(169,310,637)	(367,351)	(8,079,980)	(380,295)	(10,937,306)

Net increase (decrease)	(1,242,366)	$(42,806,071)	(4,983,232)	$(143,424,824)	(130,172)	$(4,079,237)	(279,710)	$(7,999,230)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	280,611	$6,223,130	535,841	$15,586,488
Reinvested dividends	201,722	3,192,983	6,885	212,034
Shares redeemed	(421,163)	(9,470,293)	(268,879)	(7,786,104)

Net increase (decrease)	61,170	$(54,180)	273,847	$8,012,418

	Equity Opportunities Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	421,247	$5,040,733	321,603	$5,980,499	114,520	$1,318,509	93,764	$1,728,822
Reinvested dividends	2,101,840	17,589,388	852,464	15,557,315	302,019	2,524,623	114,734	2,090,145
Shares redeemed	(2,269,649)	(27,525,328)	(2,384,681)	(44,352,117)	(324,840)	(3,892,203)	(311,096)	(5,788,562)

Net increase (decrease)	253,438	$(4,895,207)	(1,210,614)	$(22,814,303)	91,699	$(49,071)	(102,598)	$(1,969,595)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	523,857	$5,683,748	708,758	$13,051,870
Reinvested dividends	1,120,456	9,352,619	400,989	7,292,986
Shares redeemed	(1,100,318)	(13,512,555)	(792,156)	(14,604,043)

Net increase (decrease)	543,995	$1,523,812	317,591	$5,740,813

	Davis Venture Value Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,907,579	$45,329,169	1,924,858	$64,949,714	427,242	$9,897,489	372,335	$12,494,964
Reinvested dividends	8,927,294	163,756,163	2,379,801	81,911,731	1,237,807	22,679,490	321,301	11,041,089
Shares redeemed	(12,635,001)	(311,306,555)	(12,992,035)	(437,118,195)	(1,806,789)	(44,181,079)	(1,546,682)	(51,588,470)

Net increase (decrease)	(1,800,128)	$(102,221,223)	(8,687,376)	$(290,256,750)	(141,740)	$(11,604,100)	(853,046)	$(28,052,417)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	6,718,398	$159,494,245	7,144,205	$239,741,804
Reinvested dividends	5,726,667	104,770,877	1,143,286	39,224,981
Shares redeemed	(6,259,950)	(152,463,978)	(3,767,391)	(124,586,946)

Net increase (decrease)	6,185,115	$111,801,144	4,520,100	$154,379,839

	“Dogs” of Wall Street Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	494,042	$4,039,778	315,250	$3,605,677	120,743	$997,318	157,124	$1,796,265
Reinvested dividends	1,111,175	7,259,386	395,583	4,449,139	342,255	2,233,625	123,422	1,386,321
Shares redeemed	(1,571,058)	(13,051,281)	(2,125,365)	(24,788,523)	(459,030)	(3,863,452)	(616,377)	(7,071,317)

Net increase (decrease)	34,159	$(1,752,117)	(1,414,532)	$(16,733,707)	3,968	$(632,509)	(335,831)	$(3,888,731)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	590,564	$4,874,948	690,910	$7,946,823
Reinvested dividends	515,314	3,358,842	151,248	1,696,707
Shares redeemed	(767,781)	(6,307,028)	(756,143)	(8,631,676)

Net increase (decrease)	338,097	$1,926,762	86,015	$1,011,854

	Alliance Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	737,332	$14,431,198	1,201,874	$28,313,030	186,441	$3,445,378	195,924	$4,659,561
Reinvested dividends	33,296	582,566	10,224	264,375	—	—	—	—
Shares redeemed	(5,672,015)	(111,858,329)	(8,790,049)	(206,983,580)	(604,341)	(11,653,891)	(821,464)	(19,332,654)

Net increase (decrease)	(4,901,387)	$(96,844,565)	(7,577,951)	$(178,406,175)	(417,900)	$(8,208,513)	(625,540)	$(14,673,093)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	1,205,409	$22,055,846	2,986,438	$68,919,052
Reinvested dividends	—	—	—	—
Shares redeemed	(2,517,374)	(48,753,749)	(2,282,363)	(54,093,110)

Net increase (decrease)	(1,311,965)	$(26,697,903)	704,075	$14,825,942

	Capital Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	259,446	$1,992,450	352,773	$3,423,783	75,126	$600,048	124,571	$1,201,855
Reinvested dividends	—	—	20,357	214,546	—	—	5,751	60,259
Shares redeemed	(633,800)	(4,819,287)	(771,168)	(7,341,637)	(178,469)	(1,344,818)	(253,163)	(2,396,584)

Net increase (decrease)	(374,354)	$(2,826,837)	(398,038)	$(3,703,308)	(103,343)	$(744,770)	(122,841)	$(1,134,470)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	5,047,892	$40,461,618	4,611,007	$44,696,985
Reinvested dividends	—	—	25,045	261,766
Shares redeemed	(1,380,516)	(10,435,000)	(522,282)	(5,047,560)

Net increase (decrease)	3,667,376	$30,026,618	4,113,770	$39,911,191

	MFS Massachusetts Investors Trust Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	510,994	$5,980,651	221,228	$3,249,592	207,021	$2,458,275	103,630	$1,515,460
Reinvested dividends	91,110	1,008,046	106,216	1,659,763	14,561	161,095	17,482	273,042
Shares redeemed	(2,613,171)	(32,986,806)	(2,934,370)	(43,283,793)	(499,856)	(6,275,572)	(466,662)	(6,856,908)

Net increase (decrease)	(2,011,067)	$(25,998,109)	(2,606,926)	$(38,374,438)	(278,274)	$(3,656,202)	(345,550)	$(5,068,406)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	4,888,237	$58,802,903	504,268	$7,442,940
Reinvested dividends	50,084	553,560	35,118	547,777
Shares redeemed	(1,345,432)	(16,527,611)	(920,583)	(13,592,906)

Net increase (decrease)	3,592,889	$42,828,852	(381,197)	$(5,602,189)

	Fundamental Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	324,009	$4,895,494	233,688	$4,128,652	49,124	$717,028	28,933	$506,893
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(1,830,182)	(27,203,704)	(2,625,580)	(45,355,453)	(119,891)	(1,731,606)	(111,560)	(1,896,886)

Net increase (decrease)	(1,506,173)	$(22,308,210)	(2,391,892)	$(41,226,801)	(70,767)	$(1,014,578)	(82,627)	$(1,389,993)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	4,560,185	$69,223,436	3,837,931	$67,278,710
Reinvested dividends	—	—	—	—
Shares redeemed	(1,318,053)	(18,906,048)	(470,199)	(8,303,811)

Net increase (decrease)	3,242,132	$50,317,388	3,367,732	$58,974,899

	Blue Chip Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	414,203	$2,510,766	742,122	$5,653,132	139,307	$864,067	130,947	$1,010,077
Reinvested dividends	11,505	64,326	9,344	75,762	3,488	19,496	2,519	20,413
Shares redeemed	(1,204,635)	(7,692,222)	(1,195,113)	(8,908,002)	(399,988)	(2,461,726)	(507,579)	(3,842,643)

Net increase (decrease)	(778,927)	$(5,117,130)	(443,647)	$(3,179,108)	(257,193)	$(1,578,163)	(374,113)	$(2,812,153)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	961,727	$6,106,573	1,214,755	$9,274,145
Reinvested dividends	4,647	25,934	2,648	21,418
Shares redeemed	(888,125)	(5,571,841)	(821,767)	(6,204,984)

Net increase (decrease)	78,249	$560,666	395,636	$3,090,579

	Real Estate Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	902,631	$12,487,417	729,323	$17,409,877	292,002	$3,730,105	214,141	$4,875,869
Reinvested dividends	1,198,733	13,149,930	1,061,782	21,635,983	261,707	2,861,941	231,301	4,696,957
Shares redeemed	(2,390,987)	(31,386,353)	(3,642,912)	(81,103,206)	(643,947)	(8,967,335)	(618,764)	(13,961,324)

Net increase (decrease)	(289,623)	$(5,749,006)	(1,851,807)	$(42,057,346)	(90,238)	$(2,375,289)	(173,322)	$(4,388,498)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	7,837,982	$92,174,199	4,546,068	$97,873,545
Reinvested dividends	2,467,447	26,918,418	1,201,856	24,349,099
Shares redeemed	(2,974,774)	(40,017,921)	(2,179,649)	(46,594,763)

Net increase (decrease)	7,330,655	$79,074,696	3,568,275	$75,627,881

	Small Company Value Portfolio
	Class 1				Class 3
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	50,846	$736,119	31,453	$558,374	4,937,996	$66,235,075	4,330,981	$74,907,771
Reinvested dividends	7,806	91,348	6,409	114,436	125,784	1,465,773	52,783	937,729
Shares redeemed	(143,273)	(1,808,168)	(176,400)	(3,018,613)	(1,724,869)	(22,996,178)	(662,570)	(11,096,377)

Net increase (decrease)	(84,621)	$(980,701)	(138,538)	$(2,345,803)	3,338,911	$44,704,670	3,721,194	$64,749,123

	Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,248,128	$10,808,836	1,647,729	$17,521,504	401,629	$3,326,905	514,927	$5,394,579
Reinvested dividends	—	—	22,336	258,731	—	—	4,548	52,246
Shares redeemed	(3,170,783)	(27,463,759)	(4,542,211)	(47,841,162)	(1,139,673)	(9,824,369)	(1,288,064)	(13,485,119)

Net increase (decrease)	(1,922,655)	$(16,654,923)	(2,872,146)	$(30,060,927)	(738,044)	$(6,497,464)	(768,589)	$(8,038,294)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	2,625,232	$22,429,121	2,803,892	$29,802,263
Reinvested dividends	—	—	2,999	34,300
Shares redeemed	(2,625,907)	(22,476,376)	(2,504,306)	(26,292,061)

Net increase (decrease)	(675)	$(47,255)	302,585	$3,544,502

	Aggressive Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,144,862	$9,675,480	1,746,364	$23,398,366	132,655	$1,190,991	260,049	$3,482,298
Reinvested dividends	70,460	476,254	55,817	778,938	4,281	28,828	4,408	61,202
Shares redeemed	(2,834,504)	(25,381,398)	(4,460,033)	(59,303,267)	(380,926)	(3,581,965)	(419,972)	(5,483,173)

Net increase (decrease)	(1,619,182)	$(15,229,664)	(2,657,852)	$(35,125,963)	(243,990)	$(2,362,146)	(155,515)	$(1,939,673)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	594,799	$5,636,727	960,721	$12,796,157
Reinvested dividends	7,149	47,958	6,097	84,314
Shares redeemed	(604,174)	(5,739,117)	(727,380)	(9,372,557)

Net increase (decrease)	(2,226)	$(54,432)	239,438	$3,507,914

	Growth Opportunities Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	839,570	$4,995,364	1,532,992	$10,779,708	197,269	$1,122,558	328,593	$2,284,443
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(1,471,042)	(8,912,276)	(2,063,102)	(14,229,423)	(525,612)	(3,125,446)	(569,253)	(3,844,530)

Net increase (decrease)	(631,472)	$(3,916,912)	(530,110)	$(3,449,715)	(328,343)	$(2,002,888)	(240,660)	$(1,560,087)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	7,087,376	$40,228,397	3,180,447	$21,492,431
Reinvested dividends	—	—	—	—
Shares redeemed	(2,410,714)	(13,885,957)	(1,656,865)	(11,454,357)

Net increase (decrease)	4,676,662	$26,342,440	1,523,582	$10,038,074

	Marsico Focused Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	543,848	$4,521,243	848,306	$11,112,360	241,803	$2,095,994	300,377	$3,880,264
Reinvested dividends	976,411	6,862,952	209,783	2,937,800	826,508	5,752,616	152,108	2,113,140
Shares redeemed	(1,672,769)	(16,627,269)	(2,384,761)	(31,156,766)	(891,562)	(8,774,898)	(878,789)	(11,384,022)

Net increase (decrease)	(152,510)	$(5,243,074)	(1,326,672)	$(17,106,606)	176,749	$(926,288)	(426,304)	$(5,390,618)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	1,117,163	$10,949,022	1,400,002	$18,114,722
Reinvested dividends	1,263,719	8,744,423	179,308	2,479,170
Shares redeemed	(1,398,622)	(12,692,800)	(919,868)	(11,861,755)

Net increase (decrease)	982,260	$7,000,645	659,442	$8,732,137

	Technology Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,298,350	$5,655,493	4,379,352	$13,687,176	690,259	$1,589,446	831,704	$2,544,666
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(4,674,769)	(10,850,998)	(4,027,642)	(11,825,047)	(1,498,611)	(3,395,772)	(1,174,924)	(3,415,621)

Net increase (decrease)	(2,376,419)	$(5,195,505)	351,710	$1,862,129	(808,352)	$(1,806,326)	(343,220)	$(870,955)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	4,317,616	$10,289,396	4,864,748	$14,849,188
Reinvested dividends	—	—	—	—
Shares redeemed	(3,617,710)	(8,396,411)	(2,475,430)	(7,195,478)

Net increase (decrease)	699,906	$1,892,985	2,389,318	$7,653,710

	Small & Mid Cap Value Portfolio
	Class 2				Class 3
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	456,982	$6,801,494	546,358	$10,299,597	11,434,393	$158,257,378	8,171,746	$152,389,206
Reinvested dividends	225,929	2,598,777	127,742	2,389,406	2,425,913	27,861,795	904,223	16,883,377
Shares redeemed	(927,909)	(13,556,111)	(854,392)	(15,758,025)	(6,566,519)	(92,797,598)	(4,542,107)	(83,520,608)

Net increase (decrease)	(244,998)	$(4,155,840)	(180,292)	$(3,069,022)	7,293,787	$93,321,575	4,533,862	$85,751,975

	International Growth and Income Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,770,622	$19,404,875	2,934,634	$50,717,214	289,351	$3,082,293	287,242	$4,980,742
Reinvested dividends	3,089,164	23,954,389	2,433,264	41,054,405	395,722	3,081,335	330,562	5,589,258
Shares redeemed	(7,500,312)	(86,007,110)	(5,912,397)	(101,147,163)	(1,048,300)	(12,543,929)	(781,120)	(13,292,277)

Net increase (decrease)	(2,640,526)	$(42,647,846)	(544,499)	$(9,375,544)	(363,227)	$(6,380,301)	(163,316)	$(2,722,277)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	14,577,444	$159,002,626	9,371,096	$160,404,027
Reinvested dividends	4,799,592	37,334,958	1,750,264	29,552,243
Shares redeemed	(5,418,928)	(59,973,165)	(2,435,723)	(40,941,043)

Net increase (decrease)	13,958,108	$136,364,419	8,685,637	$149,015,227

	Global Equities Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	488,926	$6,692,102	801,418	$14,123,649	105,030	$1,413,054	221,090	$3,896,383
Reinvested dividends	245,634	2,717,957	124,225	2,351,714	22,192	244,800	11,756	221,717
Shares redeemed	(3,118,254)	(43,137,160)	(3,412,020)	(59,972,273)	(480,174)	(6,797,834)	(338,565)	(5,956,491)

Net increase (decrease)	(2,383,694)	$(33,727,101)	(2,486,377)	$(43,496,910)	(352,952)	$(5,139,980)	(105,719)	$(1,838,391)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	599,732	$8,442,243	906,129	$15,995,530
Reinvested dividends	51,580	567,897	20,910	393,404
Shares redeemed	(810,372)	(11,503,126)	(633,153)	(11,059,038)

Net increase (decrease)	(159,060)	$(2,492,986)	293,886	$5,329,896

	International Diversified Equities Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,921,208	$20,058,535	3,154,962	$37,609,951	691,671	$6,981,943	853,406	$10,135,402
Reinvested dividends	1,002,067	7,252,797	300,032	3,806,811	351,802	2,533,011	96,641	1,219,334
Shares redeemed	(5,297,195)	(49,002,640)	(6,395,094)	(75,308,245)	(1,545,317)	(13,771,906)	(1,741,526)	(20,413,248)

Net increase (decrease)	(2,373,920)	$(21,691,308)	(2,940,100)	$(33,891,483)	(501,844)	$(4,256,951)	(791,479)	$(9,058,512)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	7,667,302	$75,928,337	8,984,247	$105,736,687
Reinvested dividends	2,310,407	16,619,331	499,152	6,289,323
Shares redeemed	(8,008,713)	(71,641,186)	(5,872,745)	(68,739,035)

Net increase (decrease)	1,968,996	$20,906,481	3,610,654	$43,286,975

	Emerging Markets Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,030,256	$33,276,923	3,138,379	$63,209,770	395,537	$4,594,214	431,191	$8,722,335
Reinvested dividends	7,389,232	41,015,035	1,346,715	28,684,099	962,499	5,310,429	199,430	4,229,884
Shares redeemed	(5,887,881)	(70,962,565)	(4,916,179)	(96,427,728)	(905,685)	(11,786,794)	(683,178)	(13,389,973)

Net increase (decrease)	4,531,607	$3,329,393	(431,085)	$(4,533,859)	452,351	$(1,882,151)	(52,557)	$(437,754)

	Class 3
	For the year ended		For the year ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	7,773,633	$81,707,021	4,559,285	$90,941,738
Reinvested dividends	9,539,155	52,457,233	1,027,888	21,748,745
Shares redeemed	(3,989,148)	(47,479,418)	(2,404,937)	(47,578,655)

Net increase (decrease)	13,323,640	$86,684,836	3,182,236	$65,111,828

	Foreign Value Portfolio
	Class 2				Class 3
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2009		January 31, 2008		January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	315,274	$4,768,982	318,742	$6,909,584	8,630,251	$132,063,872	6,079,415	$131,642,943
Reinvested dividends	491,505	5,867,816	160,550	3,581,292	3,942,287	47,056,674	1,062,957	23,694,657
Shares redeemed	(886,590)	(13,521,019)	(978,825)	(21,087,975)	(7,659,227)	(120,139,258)	(5,603,117)	(120,472,720)

Net increase (decrease)	(79,811)	$(2,884,221)	(499,533)	$(10,597,099)	4,913,311	$58,981,288	1,539,255	$34,864,880

9. Transactions with Affiliates:  The following Portfolios incurred brokerage commissions with an affiliated broker for the year ended January 31, 2009:

	Morgan Stanley	Bear Stearns	Oppenheimer &	Wachovia Capital
Portfolio	Co., Inc.	Securities Corp	Co., Inc.	Markets LLC

Balanced	$—	$1,860	$—	$—
Capital Growth	—	—	1,276	—
Equity Opportunities	—	—	120	—
Fundamental Growth	—	—	—	8,603
Growth Opportunities	17,973	—	—	—
Global Equities	—	3,742	—	—

As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by AIG or an affiliate thereof. During the period ended January 31, 2009, the following Portfolio recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

							Change in	Discount
			Market Value at	Cost of	Proceeds	Realized	Unrealized	(Premium)	Market Value at
Portfolio	Security	Income	January 31, 2008	Purchases	of Sales	Gain/(Loss)	Gain/(Loss)	Amortization	January 31, 2009

Equity Index	AIG	$3,818	$339,124	$14,840	$11,674	$(35,761)	$(299,141)	$0	$7,388

10. Investment Concentrations:  Some of the Portfolios may invest internationally, including in “emerging market” countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, Global Equities, International Growth and Income, International Diversified Equities, Emerging Markets and Foreign Value Portfolios. The following Portfolios held the corresponding securities as of January 31, 2009. The International Growth and Income Portfolio had 21.9% of its net assets invested in equity securities of companies domiciled in

Japan. Additionally, International Diversified Equities Portfolio had 26.3% and 18.3% of its net assets invested in Japan and the United Kingdom, respectively, Emerging Markets Portfolio had 19.2% of its net assets invested in Brazil, the Global Bond Portfolio had 20.4% of its net assets invested in Italy, and the Foreign Value Portfolio had 22.2% of its net assets invested in the United Kingdom.

The Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, Fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of January 31, 2009, the Real Estate Portfolio had 64.0% of its net assets invested in Real Estate Investment Trusts.

The Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may effect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others. As of January 31, 2009, the Technology Portfolio had 92.2% of its net assets invested in Technology companies.

The Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). Increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. As of January 31, 2009, the Telecom Utilities Portfolio had 65.3% of its net assets invested in utility companies.

11. Lines of Credit:  The SAAMCo Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Trust’s custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Portfolio’s cash shortfall exceeds $100,000. For the year ended January 31, 2009, the following portfolios had borrowings:

			Average	Weighted
	Days	Interest	Debt	Average
Portfolio	Outstanding	Charges	Utilized	Interest

Corporate Bond	31	$4,915	$7,279,558	1.36%
Global Bond	19	1,724	5,112,917	1.00
High-Yield Bond	13	2,990	3,010,021	2.73
Total Return Bond	7	1,059	2,087,751	2.81
MFS Total Return	12	748	1,100,324	1.78
Equity Index	2	16	114,881	2.56
Growth-Income	72	2,343	512,168	2.30
Equity Opportunities	36	851	417,904	2.17
Davis Venture Value	10	5,727	8,479,914	3.03
“Dogs” of Wall Street	61	1,855	448,944	2.85
Alliance Growth	26	1,322	817,731	1.80
Capital Growth	8	113	235,835	2.59
Blue Chip Growth	1	12	173,542	2.56
Growth Opportunities	1	43	579,127	2.69
Technology	7	192	281,771	3.51
International Growth and Income	8	5,294	7,132,171	2.66
Global Equities	92	3,759	545,142	2.50
Foreign Value	8	450	654,417	3.07

At January 31, 2009, none of the portfolios had borrowings outstanding.

12. Interfund Lending Agreement:  Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended January 31, 2009, none of the Portfolios participated in this program.

13. Security Transactions with Affiliated Funds or Portfolios:  The Portfolios are permitted to transfer securities by purchasing from and or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transaction must have a common investment advisor or investment advisors which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price.

No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the period ended January 31, 2009, the following portfolios engaged in security transactions with affiliated Funds:

	Cost of	Proceeds	Realized
Portfolio	Purchases	from Sales	Gain/(Loss)

Corporate Bond	$9,617,219	$—	$—
High-Yield Bond	—	2,501,548	(194,076)
Total Return Bond	7,118,660	—	—
MFS Total Return	56,173	581,565	(502,281)
Telecom Utilities	398,711	57,384	(16,046)
Equity Index	8,922	3,078	(305)
Equity Opportunities	668,386	458,765	27,791
Capital Growth	144,544	75,723	(1,213)
MFS Massachusetts Investors Trust	—	48,279	12,549
Marisco Focused Growth	390,962	—	—

14. Unfunded Loan Commitments:  At January 31, 2009 the High Yield Bond Portfolio had the following unfunded loan commitment which could be extended at the option of the borrower:

		Maturity
Name	Type	Date	Amount

Greektown Holdings LLC	Delayed Draw Term Loan	11/11/2009	$47,998

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends						Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of	investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses	income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average	to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets	net assets	turnover

Cash Management Portfolio — Class 1
01/31/05	$10.68	$0.10	$(0.01)	$0.09	$(0.08)	$—	$(0.08)	$10.69	0.86%	$227,570	0.56%	0.90%	—%
01/31/06	10.69	0.32	—	0.32	(0.09)	—	(0.09)	10.92	3.04	191,254	0.54	2.91	—
01/31/07	10.92	0.52	(0.01)	0.51	(0.28)	—	(0.28)	11.15	4.71	216,529	0.50	4.63	—
01/31/08	11.15	0.54	(0.06)	0.48	(0.42)	—	(0.42)	11.21	4.35	293,097	0.51	4.81	—
01/31/09	11.21	0.23	(0.13)	0.10	(0.34)	—	(0.34)	10.97	0.94	301,076	0.49	2.03	—

Cash Management Portfolio — Class 2
01/31/05	10.66	0.08	0.01	0.09	(0.07)	—	(0.07)	10.68	0.80	56,609	0.71	0.77	—
01/31/06	10.68	0.30	—	0.30	(0.08)	—	(0.08)	10.90	2.80	46,240	0.69	2.75	—
01/31/07	10.90	0.49	—	0.49	(0.26)	—	(0.26)	11.13	4.57	52,721	0.65	4.48	—
01/31/08	11.13	0.52	(0.06)	0.46	(0.40)	—	(0.40)	11.19	4.21	71,673	0.66	4.66	—
01/31/09	11.19	0.21	(0.12)	0.09	(0.33)	—	(0.33)	10.95	0.80	64,643	0.64	1.90	—

Cash Management Portfolio — Class 3
01/31/05	10.65	0.08	(0.01)	0.07	(0.06)	—	(0.06)	10.66	0.63	109,704	0.81	0.75	—
01/31/06	10.66	0.29	—	0.29	(0.07)	—	(0.07)	10.88	2.70	124,629	0.79	2.70	—
01/31/07	10.88	0.48	—	0.48	(0.25)	—	(0.25)	11.11	4.48	184,858	0.75	4.40	—
01/31/08	11.11	0.50	(0.05)	0.45	(0.39)	—	(0.39)	11.17	4.12	295,071	0.77	4.55	—
01/31/09	11.17	0.19	(0.11)	0.08	(0.32)	—	(0.32)	10.93	0.70	403,799	0.74	1.73	—

Corporate Bond Portfolio — Class 1
01/31/05	11.92	0.65	0.07	0.72	(0.62)	—	(0.62)	12.02	6.18	279,090	0.63	5.46	33	(1)
01/31/06	12.02	0.62	(0.44)	0.18	(0.55)	—	(0.55)	11.65	1.60	280,564	0.62	5.23	44
01/31/07	11.65	0.65	0.02	0.67	(0.53)	—	(0.53)	11.79	5.82	285,098	0.60	5.53	41
01/31/08	11.79	0.65	0.10	0.75	(0.48)	—	(0.48)	12.06	6.46	289,694	0.59	5.42	29
01/31/09	12.06	0.74	(1.56)	(0.82)	(0.52)	—	(0.52)	10.72	(6.55)	222,114	0.59	6.41	59

Corporate Bond Portfolio — Class 2
01/31/05	11.91	0.63	0.07	0.70	(0.61)	—	(0.61)	12.00	5.95	63,706	0.78	5.30	33	(1)
01/31/06	12.00	0.60	(0.42)	0.18	(0.54)	—	(0.54)	11.64	1.54	61,250	0.77	5.08	44
01/31/07	11.64	0.63	0.01	0.64	(0.51)	—	(0.51)	11.77	5.58	58,163	0.75	5.38	41
01/31/08	11.77	0.63	0.10	0.73	(0.46)	—	(0.46)	12.04	6.32	58,002	0.74	5.27	29
01/31/09	12.04	0.72	(1.56)	(0.84)	(0.50)	—	(0.50)	10.70	(6.72)	43,905	0.74	6.25	59

Corporate Bond Portfolio — Class 3
01/31/05	11.89	0.59	0.11	0.70	(0.60)	—	(0.60)	11.99	5.96	92,720	0.89	5.13	33	(1)
01/31/06	11.99	0.58	(0.43)	0.15	(0.52)	—	(0.52)	11.62	1.35	142,751	0.87	4.96	44
01/31/07	11.62	0.60	0.03	0.63	(0.50)	—	(0.50)	11.75	5.49	267,266	0.85	5.25	41
01/31/08	11.75	0.60	0.12	0.72	(0.45)	—	(0.45)	12.02	6.23	497,661	0.84	5.16	29
01/31/09	12.02	0.71	(1.56)	(0.85)	(0.49)	—	(0.49)	10.68	(6.83)	518,641	0.84	6.23	59

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005

Corporate Bond	32%

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income to
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets		net assets		turnover

Global Bond Portfolio — Class 1
01/31/05	$11.38	$0.32	$0.18	$0.50	$—	$(0.14)	$(0.14)	$11.74	4.38%	$102,785	0.83%		2.79%		86%
01/31/06	11.74	0.28	0.06	0.34	(0.38)	(0.06)	(0.44)	11.64	2.98	97,472	0.83		2.40		164
01/31/07	11.64	0.30	0.04	0.34	(1.11)	(0.23)	(1.34)	10.64	3.08	85,764	0.82		2.57		44
01/31/08	10.64	0.49	1.32	1.81	(0.06)	(0.05)	(0.11)	12.34	17.15	113,115	0.82	(1)	4.44	(1)	55
01/31/09	12.34	0.31	(0.56)	(0.25)	(0.39)	(0.07)	(0.46)	11.63	(1.77)	93,219	0.77		2.59		89

Global Bond Portfolio — Class 2
01/31/05	11.35	0.30	0.18	0.48	—	(0.14)	(0.14)	11.69	4.22	16,528	0.98		2.63		86
01/31/06	11.69	0.26	0.06	0.32	(0.37)	(0.06)	(0.43)	11.58	2.76	18,586	0.98		2.25		164
01/31/07	11.58	0.27	0.05	0.32	(1.09)	(0.23)	(1.32)	10.58	2.92	18,246	0.97		2.41		44
01/31/08	10.58	0.48	1.32	1.80	(0.05)	(0.05)	(0.10)	12.28	17.07	22,151	0.97	(1)	4.29	(1)	55
01/31/09	12.28	0.30	(0.57)	(0.27)	(0.38)	(0.07)	(0.45)	11.56	(2.01)	19,305	0.92		2.44		89

Global Bond Portfolio — Class 3
01/31/05	11.34	0.28	0.18	0.46	—	(0.14)	(0.14)	11.66	4.04	17,720	1.09		2.51		86
01/31/06	11.66	0.25	0.06	0.31	(0.35)	(0.06)	(0.41)	11.56	2.75	29,074	1.08		2.15		164
01/31/07	11.56	0.25	0.05	0.30	(1.08)	(0.23)	(1.31)	10.55	2.74	50,196	1.07		2.30		44
01/31/08	10.55	0.45	1.34	1.79	(0.04)	(0.05)	(0.09)	12.25	17.01	112,182	1.07	(1)	4.18	(1)	55
01/31/09	12.25	0.28	(0.57)	(0.29)	(0.36)	(0.07)	(0.43)	11.53	(2.10)	134,028	1.02		2.34		89

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	The ratio is gross of custody credits of 0.01%.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

High-Yield Bond Portfolio — Class 1
01/31/05	$7.00	$0.61	$0.35	$0.96	$(0.66)	$—	$(0.66)	$7.30	14.59%	$269,008	0.72%		8.66%		88	%(2)
01/31/06	7.30	0.57	0.16	0.73	(0.77)	—	(0.77)	7.26	10.65	242,766	0.74	(1)	7.75	(1)	71
01/31/07	7.26	0.54	0.34	0.88	(0.60)	—	(0.60)	7.54	12.41	231,605	0.69		7.22		60
01/31/08	7.54	0.59	(0.76)	(0.17)	(0.57)	—	(0.57)	6.80	(2.63)	156,636	0.74		7.78		78
01/31/09	6.80	0.63	(2.42)	(1.79)	(0.72)	—	(0.72)	4.29	(27.54)	96,492	0.75		10.37		66
High-Yield Bond Portfolio — Class 2
01/31/05	6.99	0.59	0.35	0.94	(0.65)	—	(0.65)	7.28	14.29	44,426	0.87		8.49		88	(2)
01/31/06	7.28	0.56	0.17	0.73	(0.76)	—	(0.76)	7.25	10.65	41,544	0.89	(1)	7.59	(1)	71
01/31/07	7.25	0.53	0.34	0.87	(0.59)	—	(0.59)	7.53	12.28	43,015	0.84		7.07		60
01/31/08	7.53	0.57	(0.75)	(0.18)	(0.56)	—	(0.56)	6.79	(2.78)	30,617	0.89		7.55		78
01/31/09	6.79	0.62	(2.42)	(1.80)	(0.71)	—	(0.71)	4.28	(27.75)	18,835	0.91		10.22		66
High-Yield Bond Portfolio — Class 3
01/31/05	6.98	0.57	0.37	0.94	(0.64)	—	(0.64)	7.28	14.36	42,599	0.97		8.31		88	(2)
01/31/06	7.28	0.54	0.17	0.71	(0.75)	—	(0.75)	7.24	10.41	54,144	0.99	(1)	7.48	(1)	71
01/31/07	7.24	0.51	0.35	0.86	(0.58)	—	(0.58)	7.52	12.19	92,275	0.93		6.95		60
01/31/08	7.52	0.54	(0.73)	(0.19)	(0.55)	—	(0.55)	6.78	(2.87)	100,290	0.99		7.44		78
01/31/09	6.78	0.60	(2.40)	(1.80)	(0.70)	—	(0.70)	4.28	(27.71)	89,967	1.01		10.29		66
Total Return Bond Portfolio# — Class 1
01/31/05	7.54	0.56	0.07	0.63	(0.49)	—	(0.49)	7.68	8.64	86,357	1.13		7.37		90	(2)
01/31/06	7.68	0.52	0.10	0.62	(0.63)	—	(0.63)	7.67	8.49	80,462	0.97		6.69		48
01/31/07	7.67	0.48	0.13	0.61	(0.60)	—	(0.60)	7.68	8.27	74,677	0.97		6.26		42
01/31/08	7.68	0.52	(0.07)	0.45	(0.52)	—	(0.52)	7.61	5.90	66,587	0.97		6.66		33
01/31/09	7.61	0.31	0.07	0.38	(0.27)	—	(0.27)	7.72	5.31	78,982	0.81		4.14		348
Total Return Bond Portfolio# — Class 2
01/31/05	7.52	0.54	0.07	0.61	(0.48)	—	(0.48)	7.65	8.38	8,064	1.28		7.22		90	(2)
01/31/06	7.65	0.50	0.11	0.61	(0.62)	—	(0.62)	7.64	8.36	8,336	1.12		6.52		48
01/31/07	7.64	0.47	0.13	0.60	(0.59)	—	(0.59)	7.65	8.14	7,918	1.12		6.11		42
01/31/08	7.65	0.51	(0.07)	0.44	(0.51)	—	(0.51)	7.58	5.77	7,507	1.12		6.51		33
01/31/09	7.58	0.29	0.08	0.37	(0.26)	—	(0.26)	7.69	5.16	13,389	0.96		3.89		348
Total Return Bond Portfolio# — Class 3
01/31/05	7.50	0.50	0.11	0.61	(0.47)	—	(0.47)	7.64	8.43	1,123	1.38		7.06		90	(2)
01/31/06	7.64	0.48	0.12	0.60	(0.61)	—	(0.61)	7.63	8.26	1,622	1.22		6.36		48
01/31/07	7.63	0.45	0.14	0.59	(0.58)	—	(0.58)	7.64	8.05	3,162	1.22		6.02		42
01/31/08	7.64	0.49	(0.07)	0.42	(0.50)	—	(0.50)	7.56	5.55	7,617	1.22		6.50		33
01/31/09	7.56	0.23	0.13	0.36	(0.25)	—	(0.25)	7.67	5.07	134,355	1.03		3.31		348

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

#	See Note 1

(1)	Gross of custody credits of 0.01%.

(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005

High-Yield Bond	88%
Total Return Bond#	90

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000’s)	net assets		net assets		turnover

Balanced Portfolio — Class 1
01/31/05	$13.43	$0.28	$0.32	$0.60	$(0.21)	$—	$(0.21)	$13.82	4.52%		$275,323	0.72	%(1)	2.03	%(1)	192	%(2)
01/31/06	13.82	0.31	0.30	0.61	(0.35)	—	(0.35)	14.08	4.55	(3)	224,250	0.73	(1)	2.16	(1)	227
01/31/07	14.08	0.36	1.10	1.46	(0.41)	—	(0.41)	15.13	10.46		191,204	0.74		2.50		141
01/31/08	15.13	0.38	(0.26)	0.12	(0.46)	—	(0.46)	14.79	0.61	(5)	152,768	0.78	(1)	2.45	(1)	74
01/31/09	14.79	0.34	(4.20)	(3.86)	(0.48)	—	(0.48)	10.45	(26.36)		86,808	0.80	(1)	2.52	(1)	91

Balanced Portfolio — Class 2
01/31/05	13.42	0.26	0.31	0.57	(0.19)	—	(0.19)	13.80	4.30		26,777	0.87	(1)	1.89	(1)	192	(2)
01/31/06	13.80	0.28	0.31	0.59	(0.33)	—	(0.33)	14.06	4.40	(3)	23,725	0.88	(1)	2.01	(1)	227
01/31/07	14.06	0.34	1.10	1.44	(0.39)	—	(0.39)	15.11	10.32		21,819	0.89		2.35		141
01/31/08	15.11	0.36	(0.26)	0.10	(0.44)	—	(0.44)	14.77	0.47	(5)	18,865	0.93	(1)	2.30	(1)	74
01/31/09	14.77	0.32	(4.19)	(3.87)	(0.46)	—	(0.46)	10.44	(26.48)		10,879	0.95	(1)	2.38	(1)	91

Balanced Portfolio — Class 3
01/31/05	13.40	0.25	0.31	0.56	(0.18)	—	(0.18)	13.78	4.21		12,460	0.98	(1)	1.86	(1)	192	(2)
01/31/06	13.78	0.27	0.31	0.58	(0.32)	—	(0.32)	14.04	4.31	(3)	12,943	0.98	(1)	1.90	(1)	227
01/31/07	14.04	0.32	1.10	1.42	(0.37)	—	(0.37)	15.09	10.23		16,970	0.99		2.25		141
01/31/08	15.09	0.34	(0.26)	0.08	(0.42)	—	(0.42)	14.75	0.38	(5)	19,232	1.03	(1)	2.19	(1)	74
01/31/09	14.75	0.30	(4.18)	(3.88)	(0.44)	—	(0.44)	10.43	(26.54)		14,287	1.06	(1)	2.28	(1)	91

MFS Total Return Portfolio — Class 1
01/31/05	16.21	0.41	0.97	1.38	(0.03)	—	(0.03)	17.56	8.53		660,464	0.74	(1)	2.42	(1)	64	(2)
01/31/06	17.56	0.44	0.50	0.94	(0.39)	(0.85)	(1.24)	17.26	5.74		674,833	0.71	(1)	2.48	(1)	44
01/31/07	17.26	0.50	1.47	1.97	(0.43)	(0.61)	(1.04)	18.19	11.76		660,292	0.71	(1)	2.83	(1)	51
01/31/08	18.19	0.49	(0.35)	0.14	(0.49)	(0.87)	(1.36)	16.97	0.43	(4)	569,694	0.71	(1)	2.65	(1)	58
01/31/09	16.97	0.45	(4.46)	(4.01)	(0.52)	(1.09)	(1.61)	11.35	(24.37)		337,869	0.72	(1)	2.95	(1)	56

MFS Total Return Portfolio — Class 2
01/31/05	16.21	0.38	0.98	1.36	(0.03)	—	(0.03)	17.54	8.40		146,906	0.89	(1)	2.27	(1)	64	(2)
01/31/06	17.54	0.41	0.51	0.92	(0.37)	(0.85)	(1.22)	17.24	5.59		140,809	0.86	(1)	2.33	(1)	44
01/31/07	17.24	0.47	1.48	1.95	(0.41)	(0.61)	(1.02)	18.17	11.61		134,921	0.86	(1)	2.68	(1)	51
01/31/08	18.17	0.46	(0.35)	0.11	(0.47)	(0.87)	(1.34)	16.94	0.23	(4)	113,207	0.86	(1)	2.50	(1)	58
01/31/09	16.94	0.43	(4.45)	(4.02)	(0.49)	(1.09)	(1.58)	11.34	(24.45)		62,628	0.87	(1)	2.80	(1)	56

MFS Total Return Portfolio — Class 3
01/31/05	16.21	0.36	0.98	1.34	(0.03)	—	(0.03)	17.52	8.27		141,874	0.99	(1)	2.19	(1)	64	(2)
01/31/06	17.52	0.38	0.52	0.90	(0.35)	(0.85)	(1.20)	17.22	5.50		205,505	0.96	(1)	2.22	(1)	44
01/31/07	17.22	0.44	1.48	1.92	(0.39)	(0.61)	(1.00)	18.14	11.46		332,382	0.96	(1)	2.58	(1)	51
01/31/08	18.14	0.43	(0.34)	0.09	(0.45)	(0.87)	(1.32)	16.91	0.12	(4)	434,923	0.96	(1)	2.38	(1)	58
01/31/09	16.91	0.40	(4.42)	(4.02)	(0.48)	(1.09)	(1.57)	11.32	(24.54)		312,173	0.97	(1)	2.71	(1)	56

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09
Balanced Class 1	0.00%	0.02%	—%	0.01%	0.01%
Balanced Class 2	0.00	0.02	—	0.01	0.01
Balanced Class 3	0.00	0.02	—	0.01	0.01
MFS Total Return Class 1	0.02	0.01	0.01	0.01	0.01
MFS Total Return Class 2	0.02	0.01	0.01	0.01	0.01
MFS Total Return Class 3	0.02	0.01	0.01	0.00	0.01

(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005
Balanced	192%
MFS Total Return	60

(3)	The Portfolio’s total return was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.
(4)	The Portfolio’s total return was increased by less than 0.01% from payment by an affiliate.
(5)	The Portfolio’s total return was increased by less than 0.01% from gains on disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Telecom Utility Portfolio — Class 1
01/31/05	$7.97	$0.34	$0.75	$1.09	$(0.41)	$—	$(0.41)	$8.65	14.11%	$50,866	0.97	%(2)	4.10	%(2)	29%
01/31/06	8.65	0.32	0.60	0.92	(0.39)	—	(0.39)	9.18	10.90	43,498	0.91	(2)(3)	3.54	(2)(3)	6
01/31/07	9.18	0.35	1.78	2.13	(0.37)	—	(0.37)	10.94	23.49	50,319	0.90	(2)	3.50	(2)	73
01/31/08	10.94	0.30	0.97	1.27	(0.38)	—	(0.38)	11.83	11.38	46,594	1.02	(2)	2.44	(2)	171
01/31/09	11.83	0.27	(4.25)	(3.98)	(0.28)	—	(0.28)	7.57	(33.75)	22,918	1.03	(2)	2.54	(2)	69

Telecom Utility Portfolio — Class 2
01/31/05	7.96	0.32	0.76	1.08	(0.40)	—	(0.40)	8.64	13.97	4,427	1.12	(2)	3.94	(2)	29
01/31/06	8.64	0.31	0.60	0.91	(0.38)	—	(0.38)	9.17	10.76	4,739	1.06	(2)(3)	3.37	(2)(3)	6
01/31/07	9.17	0.32	1.79	2.11	(0.35)	—	(0.35)	10.93	23.36	6,635	1.05	(2)	3.30	(2)	73
01/31/08	10.93	0.27	0.97	1.24	(0.36)	—	(0.36)	11.81	11.17	6,263	1.18	(2)	2.24	(2)	171
01/31/09	11.81	0.25	(4.24)	(3.99)	(0.26)	—	(0.26)	7.56	(33.88)	3,556	1.18	(2)	2.39	(2)	69

Telecom Utility Portfolio — Class 3
01/31/05	7.95	0.33	0.74	1.07	(0.39)	—	(0.39)	8.63	13.89	142	1.22	(2)	4.07	(2)	29
01/31/06	8.63	0.29	0.61	0.90	(0.37)	—	(0.37)	9.16	10.67	278	1.15	(2)(3)	3.24	(2)	6
01/31/07	9.16	0.26	1.83	2.09	(0.34)	—	(0.34)	10.91	23.17	1,510	1.15	(2)	2.80	(2)	73
01/31/08	10.91	0.19	1.04	1.23	(0.35)	—	(0.35)	11.79	11.12	7,659	1.35	(2)	1.65	(2)	171
01/31/09	11.79	0.24	(4.23)	(3.99)	(0.25)	—	(0.25)	7.55	(33.94)	7,674	1.29	(2)	2.40	(2)	69

Equity Index Portfolio — Class 1
01/31/05	9.62	0.14	0.40	0.54	(0.11)	—	(0.11)	10.05	5.65	46,789	0.55	(1)	1.42	(1)	4
01/31/06	10.05	0.14	0.84	0.98	(0.17)	—	(0.17)	10.86	9.86	41,634	0.55	(1)(3)	1.30	(1)(3)	2
01/31/07	10.86	0.16	1.34	1.50	(0.18)	—	(0.18)	12.18	13.89	37,909	0.55	(1)	1.38	(1)	2
01/31/08	12.18	0.18	(0.49)	(0.31)	(0.20)	—	(0.20)	11.67	(2.76)	30,261	0.55	(1)	1.44	(1)	2
01/31/09	11.67	0.18	(4.66)	(4.48)	(0.22)	—	(0.22)	6.97	(38.73)	15,907	0.55	(1)	1.74	(1)	4

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/05	1/06(3)	1/07	1/08	1/09	1/05	1/06(3)	1/07	1/08	1/09

Equity Index Class 1	0.63%	0.63%	0.67%	0.70%	0.81%	1.34%	1.24%	1.28%	1.29%	1.48%

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09

Telecom Utility Class 1	0.01%	0.03%	0.04%	0.02%	0.01%
Telecom Utility Class 2	0.01	0.03	0.04	0.02	0.01
Telecom Utility Class 3	0.01	0.03	0.04	0.02	0.01

(3)	Net of custody credits of 0.01%

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Growth-Income Portfolio — Class 1
01/31/05	$22.25	$0.10	$1.06	$1.16	$(0.16)	$—	$(0.16)	$23.25	5.25%	$831,173	0.64	%(1)	0.43	%(1)	44%
01/31/06	23.25	0.14	3.11	3.25	(0.14)	—	(0.14)	26.36	14.05	715,382	0.61	(1)	0.58	(1)	36
01/31/07	26.36	0.20	1.42	1.62	(0.20)	—	(0.20)	27.78	6.17	567,436	0.63	(1)	0.76	(1)	44
01/31/08	27.78	0.19	(0.56)	(0.37)	(0.28)	—	(0.28)	27.13	(1.46)	418,964	0.64	(1)	0.69	(1)	34
01/31/09	27.13	0.20	(10.64)	(10.44)	(0.27)	(3.04)	(3.31)	13.38	(40.37)	190,022	0.68	(1)	0.90	(1)	70

Growth-Income Portfolio — Class 2
01/31/05	22.22	0.07	1.06	1.13	(0.13)	—	(0.13)	23.22	5.12	44,957	0.79	(1)	0.28	(1)	44
01/31/06	23.22	0.11	3.10	3.21	(0.10)	—	(0.10)	26.33	13.90	42,623	0.76	(1)	0.43	(1)	36
01/31/07	26.33	0.16	1.41	1.57	(0.16)	—	(0.16)	27.74	6.00	37,815	0.78	(1)	0.61	(1)	44
01/31/08	27.74	0.15	(0.57)	(0.42)	(0.24)	—	(0.24)	27.08	(1.63)	29,346	0.79	(1)	0.54	(1)	34
01/31/09	27.08	0.17	(10.61)	(10.44)	(0.23)	(3.04)	(3.27)	13.37	(40.43)	12,742	0.83	(1)	0.74	(1)	70

Growth-Income Portfolio — Class 3
01/31/05	22.20	0.04	1.06	1.10	(0.11)	—	(0.11)	23.19	4.99	18,873	0.89	(1)	0.15	(1)	44
01/31/06	23.19	0.08	3.10	3.18	(0.08)	—	(0.08)	26.29	13.77	21,564	0.86	(1)	0.32	(1)	36
01/31/07	26.29	0.13	1.42	1.55	(0.14)	—	(0.14)	27.70	5.91	23,143	0.88	(1)	0.50	(1)	44
01/31/08	27.70	0.14	(0.59)	(0.45)	(0.21)	—	(0.21)	27.04	(1.71)	29,996	0.89	(1)	0.44	(1)	34
01/31/09	27.04	0.14	(10.59)	(10.45)	(0.19)	(3.04)	(3.23)	13.36	(40.49)	15,633	0.93	(1)	0.64	(1)	70

Equity Opportunities Portfolio — Class 1
01/31/05	15.24	0.23	0.82	1.05	(0.23)	—	(0.23)	16.06	6.95 (2)	203,016	0.80	(1)	1.47	(1)	54
01/31/06	16.06	0.25	1.09	1.34	(0.26)	—	(0.26)	17.14	8.50	176,962	0.76	(1)	1.46	(1)	55
01/31/07	17.14	0.28	2.35	2.63	(0.30)	(0.21)	(0.51)	19.26	15.51	157,526	0.76	(1)	1.54	(1)	59
01/31/08	19.26	0.19	(1.25)	(1.06)	(0.35)	(1.96)	(2.31)	15.89	(7.05)	110,739	0.88	(1)	1.00	(1)	170
01/31/09	15.89	0.11	(5.97)	(5.86)	(0.23)	(2.82)	(3.05)	6.98	(40.05)	50,402	1.00		0.88		142

Equity Opportunities Portfolio — Class 2
01/31/05	15.22	0.21	0.82	1.03	(0.21)	—	(0.21)	16.04	6.83 (2)	23,450	0.95	(1)	1.32	(1)	54
01/31/06	16.04	0.22	1.09	1.31	(0.24)	—	(0.24)	17.11	8.29	21,346	0.91	(1)	1.31	(1)	55
01/31/07	17.11	0.25	2.34	2.59	(0.27)	(0.21)	(0.48)	19.22	15.32	20,617	0.91	(1)	1.39	(1)	59
01/31/08	19.22	0.16	(1.25)	(1.09)	(0.32)	(1.96)	(2.28)	15.85	(7.20)	15,375	1.04	(1)	0.85	(1)	170
01/31/09	15.85	0.09	(5.95)	(5.86)	(0.20)	(2.82)	(3.02)	6.97	(40.11)	7,397	1.15		0.73		142

Equity Opportunities Portfolio — Class 3
01/31/05	15.20	0.19	0.82	1.01	(0.19)	—	(0.19)	16.02	6.75 (2)	33,299	1.06	(1)	1.21	(1)	54
01/31/06	16.02	0.20	1.10	1.30	(0.23)	—	(0.23)	17.09	8.20	49,769	1.01	(1)	1.19	(1)	55
01/31/07	17.09	0.23	2.33	2.56	(0.25)	(0.21)	(0.46)	19.19	15.18	63,591	1.01	(1)	1.28	(1)	59
01/31/08	19.19	0.13	(1.23)	(1.10)	(0.30)	(1.96)	(2.26)	15.83	(7.23)	57,467	1.14	(1)	0.73	(1)	170
01/31/09	15.83	0.08	(5.96)	(5.88)	(0.18)	(2.82)	(3.00)	6.95	(40.28)	29,036	1.25		0.62		142

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09

Growth-Income Class 1	0.03%	0.01%	0.01%	0.00%	0.01%
Growth-Income Class 2	0.03	0.01	0.01	0.01	0.01
Growth-Income Class 3	0.03	0.01	0.01	0.01	0.01
Equity Opportunities Class 1	0.04	0.05	0.04	0.03	—
Equity Opportunities Class 2	0.04	0.05	0.04	0.02	—
Equity Opportunities Class 3	0.05	0.04	0.04	0.02	—

(2)	The Portfolio’s performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	net assets		net assets		turnover

Davis Venture Value Portfolio — Class 1
01/31/05	$23.72	$0.24	$2.20	$2.44	$(0.22)	$—	$(0.22)	$25.94	10.35%		$1,913,355	0.79	%(1)	1.03	%(1)	9%
01/31/06	25.94	0.28	3.25	3.53	(0.28)	—	(0.28)	29.19	13.71		1,819,150	0.76	(1)	1.03	(1)	14
01/31/07	29.19	0.28	4.06	4.34	(0.31)	—	(0.31)	33.22	14.96	(2)	1,720,746	0.76	(1)	0.91	(1)	16
01/31/08	33.22	0.41	(0.51)	(0.10)	(0.31)	(1.54)	(1.85)	31.27	(0.80)		1,348,011	0.77	(1)	1.21	(1)	14
01/31/09	31.27	0.29	(12.30)	(12.01)	(0.48)	(4.11)	(4.59)	14.67	(41.35	)(3)	606,016	0.78	(1)	1.12	(1)	16

Davis Venture Value Portfolio — Class 2
01/31/05	23.69	0.22	2.18	2.40	(0.19)	—	(0.19)	25.90	10.18		214,007	0.94	(1)	0.87	(1)	9
01/31/06	25.90	0.24	3.25	3.49	(0.24)	—	(0.24)	29.15	13.57		224,338	0.91	(1)	0.87	(1)	14
01/31/07	29.15	0.23	4.05	4.28	(0.27)	—	(0.27)	33.16	14.76	(2)	227,584	0.91	(1)	0.75	(1)	16
01/31/08	33.16	0.36	(0.52)	(0.16)	(0.26)	(1.54)	(1.80)	31.20	(0.96)		187,528	0.92	(1)	1.06	(1)	14
01/31/09	31.20	0.25	(12.26)	(12.01)	(0.43)	(4.11)	(4.54)	14.65	(41.42	)(3)	85,946	0.93	(1)	0.97	(1)	16

Davis Venture Value Portfolio — Class 3
01/31/05	23.66	0.22	2.15	2.37	(0.17)	—	(0.17)	25.86	10.06		232,729	1.04	(1)	0.74	(1)	9
01/31/06	25.86	0.20	3.27	3.47	(0.22)	—	(0.22)	29.11	13.49		370,408	1.01	(1)	0.73	(1)	14
01/31/07	29.11	0.19	4.05	4.24	(0.24)	—	(0.24)	33.11	14.65	(2)	630,658	1.01	(1)	0.62	(1)	16
01/31/08	33.11	0.31	(0.51)	(0.20)	(0.23)	(1.54)	(1.77)	31.14	(1.07)		734,025	1.02	(1)	0.93	(1)	14
01/31/09	31.14	0.22	(12.24)	(12.02)	(0.39)	(4.11)	(4.50)	14.62	(41.49	)(3)	435,006	1.03	(1)	0.88	(1)	16

“Dogs” of Wall Street Portfolio — Class 1
01/31/05	10.06	0.21	0.35	0.56	(0.25)	—	(0.25)	10.37	5.67		92,258	0.71		2.05		30
01/31/06	10.37	0.24	0.04	0.28	(0.26)	(0.02)	(0.28)	10.37	2.91		68,668	0.70	(1)	2.26	(1)	26
01/31/07	10.37	0.25	1.85	2.10	(0.28)	(0.19)	(0.47)	12.00	20.57		67,972	0.71	(1)	2.22	(1)	45
01/31/08	12.00	0.25	(0.55)	(0.30)	(0.31)	(0.72)	(1.03)	10.67	(2.89)		45,384	0.73	(1)	2.24	(1)	61
01/31/09	10.67	0.29	(3.81)	(3.52)	(0.33)	(1.71)	(2.04)	5.11	(37.13)		21,919	0.75	(1)	3.31	(1)	74

“Dogs” of Wall Street Portfolio — Class 2
01/31/05	10.05	0.19	0.35	0.54	(0.23)	—	(0.23)	10.36	5.54		22,040	0.86		1.91		30
01/31/06	10.36	0.22	0.04	0.26	(0.24)	(0.02)	(0.26)	10.36	2.75		19,414	0.85	(1)	2.10	(1)	26
01/31/07	10.36	0.23	1.85	2.08	(0.27)	(0.19)	(0.46)	11.98	20.33		19,902	0.86	(1)	2.07	(1)	45
01/31/08	11.98	0.24	(0.55)	(0.31)	(0.29)	(0.72)	(1.01)	10.66	(2.94)		14,126	0.88	(1)	2.09	(1)	61
01/31/09	10.66	0.27	(3.80)	(3.53)	(0.31)	(1.71)	(2.02)	5.11	(37.20)		6,790	0.90	(1)	3.17	(1)	74

“Dogs” of Wall Street Portfolio — Class 3
01/31/05	10.04	0.18	0.34	0.52	(0.22)	—	(0.22)	10.34	5.34		12,628	0.96		1.81		30
01/31/06	10.34	0.21	0.05	0.26	(0.23)	(0.02)	(0.25)	10.35	2.75		12,873	0.95	(1)	2.01	(1)	26
01/31/07	10.35	0.21	1.85	2.06	(0.26)	(0.19)	(0.45)	11.96	20.15		20,403	0.96	(1)	1.93	(1)	45
01/31/08	11.96	0.22	(0.54)	(0.32)	(0.28)	(0.72)	(1.00)	10.64	(3.04)		19,060	0.99	(1)	1.99	(1)	61
01/31/09	10.64	0.26	(3.79)	(3.53)	(0.30)	(1.71)	(2.01)	5.10	(37.27)		10,859	1.00	(1)	3.08	(1)	74

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09

Davis Venture Value Class 1	0.00%	0.01%	0.00%	0.00%	0.00%
Davis Venture Value Class 2	0.00	0.01	0.00	0.00	0.00
Davis Venture Value Class 3	0.01	0.00	0.00	0.00	0.00
“Dogs” of Wall Street Class 1	—	0.00	0.02	0.01	0.00
“Dogs” of Wall Street Class 2	—	0.00	0.02	0.01	0.00
“Dogs” of Wall Street Class 3	—	0.00	0.02	0.01	0.00

(2)	The Portfolio’s performance figure was increased by 0.07% from gains on the disposal of investments in violation of investment restrictions.
(3)	The Portfolio’s performance figure was increased by 0.04% from gains on the disposal of investments in violation of investment restrictions (Note 5).

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends						Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of	investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses	income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average	to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets(1)	net assets(1)	turnover

Alliance Growth Portfolio — Class 1
01/31/05	$17.84	$0.06	$0.24	$0.30	$(0.06)	$—	$(0.06)	$18.08	1.68%	$873,722	0.70%	0.31%	82%
01/31/06	18.08	0.02	5.07	5.09	(0.08)	—	(0.08)	23.09	28.23	878,869	0.66	0.10	66
01/31/07	23.09	0.01	(0.59)	(0.58)	(0.03)	—	(0.03)	22.48	(2.52)	640,828	0.66	0.07	91
01/31/08	22.48	0.04	(0.04)	0.00	(0.01)	—	(0.01)	22.47	(0.00)	470,282	0.66	0.15	110
01/31/09	22.47	0.09	(8.31)	(8.22)	(0.03)	—	(0.03)	14.22	(36.59)	227,852	0.68	0.43	98

Alliance Growth Portfolio — Class 2
01/31/05	17.82	0.04	0.23	0.27	(0.03)	—	(0.03)	18.06	1.54	70,604	0.85	0.17	82
01/31/06	18.06	(0.01)	5.06	5.05	(0.05)	—	(0.05)	23.06	28.03	82,966	0.81	(0.06)	66
01/31/07	23.06	(0.02)	(0.60)	(0.62)	—	—	—	22.44	(2.69)	69,079	0.82	(0.08)	91
01/31/08	22.44	(0.00)	(0.03)	(0.03)	—	—	—	22.41	(0.13)	54,957	0.81	(0.00)	110
01/31/09	22.41	0.06	(8.29)	(8.23)	—	—	—	14.18	(36.72)	28,856	0.83	0.28	98

Alliance Growth Portfolio — Class 3
01/31/05	17.80	0.03	0.22	0.25	(0.02)	—	(0.02)	18.03	1.40	71,682	0.95	0.12	82
01/31/06	18.03	(0.03)	5.07	5.04	(0.04)	—	(0.04)	23.03	27.96	123,871	0.91	(0.17)	66
01/31/07	23.03	(0.04)	(0.60)	(0.64)	—	—	—	22.39	(2.78)	221,601	0.92	(0.18)	91
01/31/08	22.39	(0.03)	(0.03)	(0.06)	—	—	—	22.34	(0.22)	236,778	0.91	(0.11)	110
01/31/09	22.34	0.04	(8.26)	(8.22)	—	—	—	14.12	(36.80)	131,182	0.93	0.18	98

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09

Alliance Growth Class 1	0.03%	0.02%	0.01%	0.01%	0.01%
Alliance Growth Class 2	0.03	0.02	0.01	0.01	0.01
Alliance Growth Class 3	0.03	0.02	0.01	0.01	0.01

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets(2)		net assets(2)		turnover

Capital Growth Portfolio — Class 1
01/31/05	$6.64	$0.03	$0.65	$0.68	$—	$—	$—	$7.32	10.24%	$21,290	1.35	%(1)	0.39	%(1)	50%
01/31/06	7.32	0.02	0.65	0.67	(0.04)	—	(0.04)	7.95	9.15	18,639	1.32	(1)	0.31	(1)	58
01/31/07	7.95	0.02	1.07	1.09	(0.03)	—	(0.03)	9.01	13.68	19,493	1.30	(1)(3)	0.29	(1)(3)	91
01/31/08	9.01	(0.01)	0.22	0.21	(0.11)	—	(0.11)	9.11	2.20	16,081	1.13	(1)	(0.13	)(1)	120
01/31/09	9.11	(0.01)	(3.80)	(3.81)	—	—	—	5.30	(41.82)	7,374	1.06		(0.15)		62

Capital Growth Portfolio — Class 2
01/31/05	6.61	0.02	0.65	0.67	—	—	—	7.28	10.14	6,649	1.50	(1)	0.25	(1)	50
01/31/06	7.28	0.01	0.64	0.65	(0.03)	—	(0.03)	7.90	8.90	6,043	1.47	(1)	0.16	(1)	58
01/31/07	7.90	0.01	1.07	1.08	(0.02)	—	(0.02)	8.96	13.62	6,117	1.45	(1)(3)	0.14	(1)(3)	91
01/31/08	8.96	(0.03)	0.23	0.20	(0.10)	—	(0.10)	9.06	2.10	5,069	1.28	(1)	(0.29	)(1)	120
01/31/09	9.06	(0.02)	(3.78)	(3.80)	—	—	—	5.26	(41.94)	2,402	1.21		(0.30)		62

Capital Growth Portfolio — Class 3
01/31/05	6.61	0.01	0.65	0.66	—	—	—	7.27	9.98	1,129	1.60	(1)	0.17	(1)	50
01/31/06	7.27	0.00	0.63	0.63	(0.02)	—	(0.02)	7.88	8.67	1,912	1.57	(1)	0.03	(1)	58
01/31/07	7.88	0.00	1.07	1.07	(0.01)	—	(0.01)	8.94	13.56	4,408	1.55	(1)(3)	0.05	(1)(3)	91
01/31/08	8.94	(0.05)	0.24	0.19	(0.10)	—	(0.10)	9.03	1.91	41,607	1.40	(1)	(0.55	)(1)	120
01/31/09	9.03	(0.03)	(3.76)	(3.79)	—	—	—	5.24	(41.97)	43,391	1.32		(0.43)		62

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08

Capital Growth Class 1	0.01%	0.01%	0.02%	0.01%
Capital Growth Class 2	0.01	0.01	0.02	0.01
Capital Growth Class 3	0.01	0.01	0.02	0.00

(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/05(1)	1/06(1)	1/07(1)	1/08(1)	1/09	1/05(1)	1/06(1)	1/07(1)	1/08(1)	1/09

Capital Growth Class 1	1.52%	1.20%	1.19%	1.18%	1.11%	0.22%	0.43%	0.40%	(0.18)%	(0.20)%
Capital Growth Class 2	1.67	1.35	1.34	1.33	1.26	0.09	0.28	0.24	(0.34)	(0.35)
Capital Growth Class 3	1.77	1.43	1.45	1.45	1.37	0.02	0.17	0.15	(0.60)	(0.48)

(3)	Net of custody credits of 0.01%.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	assets(1)		net assets(1)		turnover

MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/05	$10.58	$0.08	$0.88	$0.96	$(0.09)	$—	$(0.09)	$11.45	9.14%	$211,786	0.80%		0.74%		78%
01/31/06	11.45	0.08	1.32	1.40	(0.10)	—	(0.10)	12.75	12.28	191,335	0.78		0.65		45
01/31/07	12.75	0.14	1.35	1.49	(0.09)	—	(0.09)	14.15	11.76	162,799	0.78		1.02		27
01/31/08	14.15	0.12	0.30	0.42	(0.18)	—	(0.18)	14.39	2.84 (3)	128,090	0.78		0.81		23
01/31/09	14.39	0.17	(4.96)	(4.79)	(0.14)	—	(0.14)	9.46	(33.44)	65,174	0.79		1.31		33

MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/05	10.58	0.06	0.87	0.93	(0.07)	—	(0.07)	11.44	8.90	31,442	0.95		0.58		78
01/31/06	11.44	0.06	1.33	1.39	(0.08)	—	(0.08)	12.75	12.22	30,111	0.93		0.49		45
01/31/07	12.75	0.11	1.36	1.47	(0.08)	—	(0.08)	14.14	11.53	28,136	0.93		0.86		27
01/31/08	14.14	0.10	0.29	0.39	(0.16)	—	(0.16)	14.37	2.64 (3)	23,643	0.93		0.65		23
01/31/09	14.37	0.15	(4.95)	(4.80)	(0.12)	—	(0.12)	9.45	(33.55)	12,919	0.94		1.16		33

MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/05	10.57	0.06	0.87	0.93	(0.07)	—	(0.07)	11.43	8.82	35,551	1.06		0.45		78
01/31/06	11.43	0.05	1.32	1.37	(0.07)	—	(0.07)	12.73	12.04	49,378	1.03		0.37		45
01/31/07	12.73	0.10	1.35	1.45	(0.06)	—	(0.06)	14.12	11.45	57,649	1.03		0.73		27
01/31/08	14.12	0.08	0.29	0.37	(0.14)	—	(0.14)	14.35	2.56 (3)	53,153	1.03		0.55		23
01/31/09	14.35	0.13	(4.94)	(4.81)	(0.10)	—	(0.10)	9.44	(33.62)	68,881	1.04		1.05		33

Fundamental Growth Portfolio — Class 1
01/31/05	14.25	0.07	(0.18)	(0.11)	(0.02)	—	(0.02)	14.12	(0.78)	232,556	0.93		0.48		71
01/31/06	14.12	0.00	1.60	1.60	(0.09)	—	(0.09)	15.63	11.40	201,063	0.92	(2)	(0.04	)(2)	116
01/31/07	15.63	(0.01)	1.12	1.11	(0.00)	—	(0.00)	16.74	7.13	160,693	0.84	(2)	(0.09	)(2)	73
01/31/08	16.74	(0.01)	0.02	0.01	—	—	—	16.75	0.06	120,755	0.92	(2)	(0.04	)(2)	197
01/31/09	16.75	(0.01)	(6.77)	(6.78)	—	—	—	9.97	(40.48)	56,847	0.93		(0.12)		151

Fundamental Growth Portfolio — Class 2
01/31/05	14.23	0.05	(0.18)	(0.13)	—	—	—	14.10	(0.91)	9,324	1.08		0.33		71
01/31/06	14.10	(0.02)	1.60	1.58	(0.07)	—	(0.07)	15.61	11.25	9,244	1.07	(2)	(0.20	)(2)	116
01/31/07	15.61	(0.04)	1.12	1.08	—	—	—	16.69	6.92	7,678	0.99	(2)	(0.24	)(2)	73
01/31/08	16.69	(0.03)	0.02	(0.01)	—	—	—	16.68	(0.06)	6,295	1.07	(2)	(0.19	)(2)	197
01/31/09	16.68	(0.03)	(6.73)	(6.76)	—	—	—	9.92	(40.53)	3,041	1.08		(0.27)		151

Fundamental Growth Portfolio — Class 3
01/31/05	14.22	0.05	(0.21)	(0.16)	—	—	—	14.06	(1.13)	3,343	1.18		0.32		71
01/31/06	14.06	(0.04)	1.61	1.57	(0.06)	—	(0.06)	15.57	11.18	5,445	1.17	(2)	(0.32	)(2)	116
01/31/07	15.57	(0.05)	1.12	1.07	—	—	—	16.64	6.87	5,531	1.09	(2)	(0.34	)(2)	73
01/31/08	16.64	(0.05)	0.03	(0.02)	—	—	—	16.62	(0.12)	61,480	1.20	(2)	(0.32	)(2)	197
01/31/09	16.62	(0.04)	(6.71)	(6.75)	—	—	—	9.87	(40.61)	68,490	1.18		(0.32)		151

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09

MFS Massachusetts Investors Trust Class 1	0.02%	0.01%	0.01%	0.01%	0.01%
MFS Massachusetts Investors Trust Class 2	0.02	0.01	0.01	0.00	0.01
MFS Massachusetts Investors Trust Class 3	0.02	0.01	0.01	0.01	0.01
Fundamental Growth Class 1	0.02	0.04	0.02	0.03	0.04
Fundamental Growth Class 2	0.02	0.04	0.02	0.03	0.04
Fundamental Growth Class 3	0.02	0.03	0.02	0.03	0.04

(2)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

				Net Investment
	Expenses			Income (Loss)
	1/06(1)	1/07(1)	1/08(1)	1/06(1)	1/07(1)	1/08(1)

Fundamental Growth Portfolio Class 1	0.95%	0.94%	0.94%	(0.07)%	(0.19)%	(0.07)%
Fundamental Growth Portfolio Class 2	1.10	1.09	1.09	(0.23)	(0.34)	(0.22)
Fundamental Growth Portfolio Class 3	1.21	1.19	1.21	(0.36)	(0.44)	(0.33)

(3)	The Portfolio’s total return was increased by less than 0.01% from a payment by an affiliate.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of	investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses	income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	to average	to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	net assets(1)(2)	net assets(1)(2)	turnover

Blue Chip Growth Portfolio — Class 1
01/31/05	$6.18	$0.03	$0.01	$0.04	$(0.01)	$—	$(0.01)	$6.21	0.65%		$29,798	0.85%	0.55%	158%
01/31/06	6.21	0.01	0.48	0.49	(0.04)	—	(0.04)	6.66	7.89		29,581	0.85	0.18	109
01/31/07	6.66	0.02	0.47	0.49	(0.02)	—	(0.02)	7.13	7.32		23,051	0.85	0.34	154
01/31/08	7.13	0.03	0.11	0.14	(0.03)	—	(0.03)	7.24	1.86		20,216	0.85	0.34	71
01/31/09	7.24	0.02	(2.60)	(2.58)	(0.03)	—	(0.03)	4.63	(35.70	)(3)	9,323	0.85	0.26	51

Blue Chip Growth Portfolio — Class 2
01/31/05	6.17	0.03	0.00	0.03	(0.00)	—	(0.00)	6.20	0.52		13,882	1.00	0.42	158
01/31/06	6.20	0.00	0.49	0.49	(0.03)	—	(0.03)	6.66	7.91		12,399	1.00	0.03	109
01/31/07	6.66	0.01	0.46	0.47	(0.01)	—	(0.01)	7.12	7.02		11,336	1.00	0.18	154
01/31/08	7.12	0.02	0.12	0.14	(0.02)	—	(0.02)	7.24	1.88		8,812	1.00	0.21	71
01/31/09	7.24	0.01	(2.60)	(2.59)	(0.02)	—	(0.02)	4.63	(35.83	)(3)	4,449	1.00	0.11	51

Blue Chip Growth Portfolio — Class 3
01/31/05	6.17	0.02	0.00	0.02	—	—	—	6.19	0.32		8,058	1.10	0.38	158
01/31/06	6.19	0.00	0.48	0.48	(0.02)	—	(0.02)	6.65	7.82		10,795	1.10	(0.08)	109
01/31/07	6.65	—	0.46	0.46	(0.00)	—	(0.00)	7.11	6.93		13,177	1.10	0.07	154
01/31/08	7.11	0.00	0.13	0.13	(0.01)	—	(0.01)	7.23	1.80		16,270	1.10	0.05	71
01/31/09	7.23	0.00	(2.60)	(2.60)	(0.01)	—	(0.01)	4.62	(35.96	)(3)	10,761	1.10	0.01	51

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/05(2)	1/06(2)	1/07(2)	1/08(2)	1/09(2)	1/05(2)	1/06(2)	1/07(2)	1/08(2)	1/09(2)

Blue Chip Growth Class 1	0.92%	0.94%	0.85%	0.91%	0.93%	0.49%	0.09%	0.34%	0.28%	0.17%
Blue Chip Growth Class 2	1.07	1.09	1.00	1.06	1.09	0.36	(0.06)	0.18	0.15	0.02
Blue Chip Growth Class 3	1.17	1.19	1.10	1.17	1.19	0.31	(0.17)	0.07	(0.02)	(0.08)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09

Blue Chip Growth Class 1	0.00%	0.05%	0.02%	0.01%	0.01%
Blue Chip Growth Class 2	0.00	0.05	0.02	0.01	0.01
Blue Chip Growth Class 3	0.00	0.05	0.02	0.01	0.01

(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (Note 5).

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	assets		net assets		turnover

Real Estate Portfolio — Class 1
01/31/05	$15.62	$0.41	$2.63	$3.04	$(0.47)	$—	$(0.47)	$18.19	19.58%		$154,304	0.86	%(2)	2.38	%(2)	33%
01/31/06	18.19	0.34	5.00	5.34	(0.42)	(1.55)	(1.97)	21.56	31.37		165,987	0.85	(2)	1.69	(2)	23
01/31/07	21.56	0.34	6.65	6.99	(0.32)	(2.34)	(2.66)	25.89	34.17	(3)	195,996	0.82		1.45		37
01/31/08	25.89	0.48	(5.30)	(4.82)	(0.34)	(3.56)	(3.90)	17.17	(20.98	)(3)	98,168	0.84		2.12		60
01/31/09	17.17	0.31	(7.85)	(7.54)	(0.53)	(2.20)	(2.73)	6.90	(49.83)		37,470	0.85	(2)	2.20	(2)	44

Real Estate Portfolio — Class 2
01/31/05	15.59	0.38	2.63	3.01	(0.45)	—	(0.45)	18.15	19.42		29,362	1.01	(2)	2.23	(2)	33
01/31/06	18.15	0.31	4.98	5.29	(0.39)	(1.55)	(1.94)	21.50	31.15		32,483	1.00	(2)	1.54	(2)	23
01/31/07	21.50	0.31	6.63	6.94	(0.29)	(2.34)	(2.63)	25.81	34.01	(3)	40,000	0.97		1.32		37
01/31/08	25.81	0.45	(5.30)	(4.85)	(0.30)	(3.56)	(3.86)	17.10	(21.13	)(3)	23,543	0.99		1.98		60
01/31/09	17.10	0.29	(7.82)	(7.53)	(0.49)	(2.20)	(2.69)	6.88	(49.87)		8,848	1.00	(2)	2.04	(2)	44

Real Estate Portfolio — Class 3
01/31/05	15.57	0.35	2.64	2.99	(0.44)	—	(0.44)	18.12	19.30		29,641	1.12	(2)	2.11	(2)	33
01/31/06	18.12	0.28	4.99	5.27	(0.37)	(1.55)	(1.92)	21.47	31.08		53,320	1.10	(2)	1.43	(2)	23
01/31/07	21.47	0.30	6.59	6.89	(0.27)	(2.34)	(2.61)	25.75	33.81	(3)	127,950	1.07		1.32		37
01/31/08	25.75	0.42	(5.27)	(4.85)	(0.28)	(3.56)	(3.84)	17.06	(21.17	)(3)	145,607	1.10		1.99		60
01/31/09	17.06	0.25	(7.78)	(7.53)	(0.47)	(2.20)	(2.67)	6.86	(49.94)		108,845	1.10	(2)	1.97	(2)	44

Small Company Value Portfolio — Class 1
01/31/05	12.15	0.09	2.70	2.79	—	—	—	14.94	22.96		10,462	1.60	(1)	0.66	(1)	22
01/31/06	14.94	0.00	3.21	3.21	(0.11)	(0.94)	(1.05)	17.10	22.64		10,218	1.60	(1)	0.01	(1)	16
01/31/07	17.10	0.00	2.05	2.05	(0.00)	(1.33)	(1.33)	17.82	12.61		9,998	1.60	(1)	0.02	(1)	7
01/31/08	17.82	0.11	(2.01)	(1.90)	—	(0.23)	(0.23)	15.69	(10.80)		6,633	1.19	(1)	0.60	(1)	3
01/31/09	15.69	0.12	(6.52)	(6.40)	(0.07)	(0.17)	(0.24)	9.05	(41.14)		3,058	1.12		0.86		11

Small Company Value Portfolio — Class 3
01/31/06	16.88	(0.08)	1.35	1.27	(0.11)	(0.94)	(1.05)	17.10	8.55		110	1.85	(1)	(0.54	)(1)	16
01/31/07	17.10	(0.03)	2.02	1.99	—	(1.33)	(1.33)	17.76	12.24		28,910	1.85	(1)	(0.19	)(1)	7
01/31/08	17.76	0.05	(1.97)	(1.92)	—	(0.23)	(0.23)	15.61	(10.95)		83,478	1.45	(1)	0.33	(1)	3
01/31/09	15.61	0.08	(6.49)	(6.41)	(0.03)	(0.17)	(0.20)	9.00	(41.36)		78,203	1.37		0.62		11

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
	1/05	1/06	1/07	1/08	1/05	1/06	1/07	1/08

Small Company Value Class 1	2.00%	1.82%	1.46%	1.18%	0.26%	(0.21)%	0.17%	0.62%
Small Company Value Class 3	—	2.03	1.53	1.44	—	(0.72)	0.13	0.33

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/09

Real Estate Class 1	0.00%	0.00%	0.00%
Real Estate Class 2	0.00	0.00	0.00
Real Estate Class 3	0.00	0.00	0.00

(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends						Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of	investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses	income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average	to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets(1)	net assets(1)	turnover

Mid-Cap Growth Portfolio — Class 1
01/31/05	$8.34	$(0.04)	$0.45	$0.41	$—	$—	$—	$8.75	4.92%	$164,512	0.84%	(0.57)%	79%
01/31/06	8.75	(0.03)	1.11	1.08	—	—	—	9.83	12.34	144,202	0.82	(0.33)	83
01/31/07	9.83	0.02	0.10	0.12	—	—	—	9.95	1.22	116,485	0.82	0.22	143
01/31/08	9.95	(0.04)	0.18	0.14	(0.03)	—	(0.03)	10.06	1.34	88,878	0.87	(0.37)	185
01/31/09	10.06	(0.04)	(3.99)	(4.03)	—	—	—	6.03	(40.06)	41,677	0.88	(0.40)	97

Mid-Cap Growth Portfolio — Class 2
01/31/05	8.30	(0.06)	0.47	0.41	—	—	—	8.71	4.94	54,901	0.99	(0.72)	79
01/31/06	8.71	(0.04)	1.09	1.05	—	—	—	9.76	12.06	52,229	0.97	(0.48)	83
01/31/07	9.76	0.01	0.09	0.10	—	—	—	9.86	1.02	44,719	0.98	0.07	143
01/31/08	9.86	(0.06)	0.18	0.12	(0.01)	—	(0.01)	9.97	1.23	37,532	1.02	(0.53)	185
01/31/09	9.97	(0.05)	(3.96)	(4.01)	—	—	—	5.96	(40.22)	18,058	1.03	(0.55)	97

Mid-Cap Growth Portfolio — Class 3
01/31/05	8.29	(0.07)	0.46	0.39	—	—	—	8.68	4.70	55,283	1.09	(0.82)	79
01/31/06	8.68	(0.05)	1.10	1.05	—	—	—	9.73	12.10	75,391	1.07	(0.58)	83
01/31/07	9.73	0.00	0.09	0.09	—	—	—	9.82	0.92	84,072	1.08	0.01	143
01/31/08	9.82	(0.07)	0.17	0.10	0.00	—	—	9.92	1.05	87,948	1.12	(0.64)	185
01/31/09	9.92	(0.06)	(3.93)	(3.99)	—	—	—	5.93	(40.22)	52,570	1.13	(0.65)	97

Aggressive Growth Portfolio — Class 1
01/31/05	8.86	(0.02)	1.26	1.24	—	—	—	10.10	14.00	189,042	0.80	(0.26)	89
01/31/06	10.10	0.01	1.50	1.51	—	—	—	11.61	14.95	174,880	0.79	0.05	121
01/31/07	11.61	0.07	1.31	1.38	(0.01)	—	(0.01)	12.98	11.92	150,208	0.81	0.56	298
01/31/08	12.98	0.04	(1.39)	(1.35)	(0.08)	—	(0.08)	11.55	(10.51)	102,998	0.80	0.31	143
01/31/09	11.55	0.01	(5.94)	(5.93)	(0.06)	—	(0.06)	5.56	(51.41)	40,566	0.88	(0.02)	943

Aggressive Growth Portfolio — Class 2
01/31/05	8.85	(0.04)	1.26	1.22	—	—	—	10.07	13.79	13,703	0.95	(0.41)	89
01/31/06	10.07	0.00	1.49	1.49	—	—	—	11.56	14.80	15,101	0.94	(0.09)	121
01/31/07	11.56	0.05	1.30	1.35	—	—	—	12.91	11.68	13,612	0.96	0.41	298
01/31/08	12.91	0.02	(1.38)	(1.36)	(0.06)	—	(0.06)	11.49	(10.60)	10,326	0.95	0.16	143
01/31/09	11.49	(0.00)	(5.91)	(5.91)	(0.04)	—	(0.04)	5.54	(51.48)	3,626	1.03	(0.17)	943

Aggressive Growth Portfolio — Class 3
01/31/05	8.84	(0.05)	1.25	1.20	—	—	—	10.04	13.57	7,552	1.05	(0.51)	89
01/31/06	10.04	(0.01)	1.49	1.48	—	—	—	11.52	14.74	12,071	1.04	(0.17)	121
01/31/07	11.52	0.04	1.29	1.33	—	—	—	12.85	11.55	17,907	1.06	0.35	298
01/31/08	12.85	0.00	(1.37)	(1.37)	(0.05)	—	(0.05)	11.43	(10.72)	18,666	1.05	0.03	143
01/31/09	11.43	(0.01)	(5.88)	(5.89)	(0.03)	—	(0.03)	5.51	(51.58)	8,990	1.13	(0.26)	943

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09
Mid-Cap Growth Class 1	0.02%	0.03%	0.02%	0.01%	0.01%
Mid-Cap Growth Class 2	0.02	0.03	0.02	0.01	0.01
Mid-Cap Growth Class 3	0.02	0.03	0.02	0.01	0.01
Aggressive Growth Class 1	0.00	0.05	0.03	0.05	0.14
Aggressive Growth Class 2	0.00	0.05	0.03	0.05	0.14
Aggressive Growth Class 3	0.00	0.05	0.03	0.05	0.14

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	net assets		net assets		turnover

Growth Opportunities Portfolio — Class 1
01/31/05	$4.95	$(0.02)	$0.06	$0.04	$—	$—	$—	$4.99	0.81	%(3)	$19,474	1.00	%(1)(2)	(0.44	)%(1)(2)	171%
01/31/06	4.99	(0.02)	1.07	1.05	—	—	—	6.04	21.04		18,641	1.00	(1)(2)	(0.49	)(1)(2)	228
01/31/07	6.04	(0.03)	0.34	0.31	—	—	—	6.35	5.13		23,116	1.00	(1)	(0.56	)(1)	310
01/31/08	6.35	(0.04)	0.48	0.44	—	—	—	6.79	6.93		21,098	0.93		(0.61)		209
01/31/09	6.79	(0.04)	(2.25)	(2.29)	—	—	—	4.50	(33.73)		11,160	0.93	(2)	(0.61	)(2)	234

Growth Opportunities Portfolio — Class 2
01/31/05	4.93	(0.03)	0.06	0.03	—	—	—	4.96	0.61	(3)	6,498	1.15	(1)(2)	(0.60	)(1)(2)	171
01/31/06	4.96	(0.03)	1.06	1.03	—	—	—	5.99	20.77		7,317	1.15	(1)(2)	(0.64	)(1)(2)	228
01/31/07	5.99	(0.04)	0.35	0.31	—	—	—	6.30	5.18		9,413	1.15	(1)	(0.71	)(1)	310
01/31/08	6.30	(0.05)	0.47	0.42	—	—	—	6.72	6.67		8,425	1.08		(0.75)		209
01/31/09	6.72	(0.05)	(2.22)	(2.27)	—	—	—	4.45	(33.78)		4,122	1.08	(2)	(0.76	)(2)	234

Growth Opportunities Portfolio — Class 3
01/31/05	4.92	(0.03)	0.06	0.03	—	—	—	4.95	0.61	(3)	3,681	1.25	(1)(2)	(0.72	)(1)(2)	171
01/31/06	4.95	(0.04)	1.06	1.02	—	—	—	5.97	20.61		5,482	1.25	(1)(2)	(0.74	)(1)(2)	228
01/31/07	5.97	(0.05)	0.35	0.30	—	—	—	6.27	5.03		33,224	1.25	(1)	(0.81	)(1)	310
01/31/08	6.27	(0.06)	0.47	0.41	—	—	—	6.68	6.54		45,589	1.18		(0.86)		209
01/31/09	6.68	(0.05)	(2.21)	(2.26)	—	—	—	4.42	(33.83)		50,875	1.18	(2)	(0.86	)(2)	234

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
	1/05(2)	1/06(2)	1/07	1/05(2)	1/06(2)	1/07

Growth Opportunities Class 1	1.05%	1.02%	0.94%	(0.49)%	(0.51)%	(0.50)%
Growth Opportunities Class 2	1.21	1.17	1.10	(0.66)	(0.66)	(0.65)
Growth Opportunities Class 3	1.32	1.27	1.21	(0.79)	(0.76)	(0.76)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/09

Growth Opportunities Class 1	0.00%	0.03%	0.01%
Growth Opportunities Class 2	0.00	0.03	0.01
Growth Opportunities Class 3	0.01	0.03	0.02

(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets(2)		net assets(2)		turnover

Marsico Focused Growth Portfolio — Class 1
01/31/05	$9.96	$(0.01)	$0.70	$0.69	$—	$—	$—	$10.65	6.93%	$69,151	0.97	%(1)	(0.10	)%(1)	101%
01/31/06	10.65	0.00	2.02	2.02	—	—	—	12.67	18.97	77,099	0.94		0.01		71
01/31/07	12.67	0.02	1.17	1.19	—	(0.77)	(0.77)	13.09	10.05	69,495	0.93		0.17		59
01/31/08	13.09	0.05	(0.14)	(0.09)	(0.03)	(0.68)	(0.71)	12.29	(1.39)	48,915	0.95		0.35		77
01/31/09	12.29	0.06	(4.54)	(4.48)	(0.06)	(2.23)	(2.29)	5.52	(40.51)	21,126	0.97		0.55		77

Marsico Focused Growth Portfolio — Class 2
01/31/05	9.93	(0.02)	0.70	0.68	—	—	—	10.61	6.85	44,110	1.12	(1)	(0.25	)(1)	101
01/31/06	10.61	(0.01)	2.00	1.99	—	—	—	12.60	18.76	47,614	1.09		(0.14)		71
01/31/07	12.60	0.00	1.16	1.16	—	(0.77)	(0.77)	12.99	9.86	45,340	1.08		0.02		59
01/31/08	12.99	0.03	(0.15)	(0.12)	(0.01)	(0.68)	(0.69)	12.18	(1.61)	37,327	1.10		0.20		77
01/31/09	12.18	0.04	(4.49)	(4.45)	(0.04)	(2.23)	(2.27)	5.46	(40.61)	17,700	1.12		0.40		77

Marsico Focused Growth Portfolio — Class 3
01/31/05	9.92	(0.03)	0.69	0.66	—	—	—	10.58	6.65	23,788	1.22	(1)	(0.36	)(1)	101
01/31/06	10.58	(0.03)	2.01	1.98	—	—	—	12.56	18.71	33,218	1.19		(0.26)		71
01/31/07	12.56	(0.01)	1.15	1.14	—	(0.77)	(0.77)	12.93	9.73	43,463	1.18		(0.06)		59
01/31/08	12.93	0.02	(0.15)	(0.13)	—	(0.68)	(0.68)	12.12	(1.67)	48,731	1.20		0.12		77
01/31/09	12.12	0.03	(4.46)	(4.43)	(0.03)	(2.23)	(2.26)	5.43	(40.64)	27,156	1.22		0.31		77

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

		Net Investment
	Expenses	Income (Loss)
	1/05(2)	1/05(2)

Marsico Focused Growth Class 1	0.95%	(0.08)%
Marsico Focused Growth Class 2	1.10	(0.23)
Marsico Focused Growth Class 3	1.20	(0.34)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09

Marsico Focused Growth Class 1	0.01%	0.02%	0.02%	0.00%	0.00%
Marsico Focused Growth Class 2	0.01	0.02	0.02	0.00	0.00
Marsico Focused Growth Class 3	0.01	0.02	0.02	0.00	0.00

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets(2)		net assets(2)		turnover

Technology Portfolio Class 1
01/31/05	$2.83	$(0.02)	$(0.35)	$(0.37)	$—	$—	$—	$2.46	(13.07)%	$27,342	1.50%		(0.76)%		85%
01/31/06	2.46	(0.02)	0.36	0.34	—	—	—	2.80	13.82	25,260	1.19		(0.84)		95
01/31/07	2.80	(0.02)	(0.09)	(0.11)	—	—	—	2.69	(3.93)	18,434	1.19		(0.64)		172
01/31/08	2.69	0.00	0.03	0.03	—	—	—	2.72	1.12	19,611	1.22	(1)	0.09	(1)	312
01/31/09	2.72	(0.01)	(1.16)	(1.17)	—	—	—	1.55	(43.01)	7,498	1.22	(1)	(0.59	)(1)	269

Technology Portfolio Class 2
01/31/05	2.83	(0.01)	(0.37)	(0.38)	—	—	—	2.45	(13.43)	10,298	1.68		(0.76)		85
01/31/06	2.45	(0.02)	0.35	0.33	—	—	—	2.78	13.47	10,562	1.34		(0.98)		95
01/31/07	2.78	(0.02)	(0.09)	(0.11)	—	—	—	2.67	(3.96)	7,894	1.34		(0.79)		172
01/31/08	2.67	(0.00)	0.02	0.02	—	—	—	2.69	0.75	7,052	1.37	(1)	(0.09	)(1)	312
01/31/09	2.69	(0.02)	(1.14)	(1.16)	—	—	—	1.53	(43.12)	2,774	1.36	(1)	(0.73	)(1)	269

Technology Portfolio Class 3
01/31/05	2.82	(0.01)	(0.36)	(0.37)	—	—	—	2.45	(13.12)	8,893	1.79		(0.76)		85
01/31/06	2.45	(0.03)	0.35	0.32	—	—	—	2.77	13.06	11,502	1.43		(1.08)		95
01/31/07	2.77	(0.02)	(0.09)	(0.11)	—	—	—	2.66	(3.97)	13,175	1.44		(0.91)		172
01/31/08	2.66	(0.00)	0.02	0.02	—	—	—	2.68	0.75	19,707	1.47	(1)	(0.15	)(1)	312
01/31/09	2.68	(0.02)	(1.14)	(1.16)	—	—	—	1.52	(43.28)	12,273	1.47	(1)	(0.84	)(1)	269

Small & Mid Cap Value Portfolio Class 2
01/31/05	13.94	0.07	1.76	1.83	(0.06)	(0.47)	(0.53)	15.24	13.09	45,307	1.33	(1)	0.39	(1)	21
01/31/06	15.24	0.03	2.28	2.31	—	(0.06)	(0.06)	17.49	15.23	49,773	1.21		0.18		33
01/31/07	17.49	0.13	1.60	1.73	(0.03)	(1.02)	(1.05)	18.17	10.26	48,662	1.15		0.64		41
01/31/08	18.17	0.06	(0.62)	(0.56)	(0.10)	(0.82)	(0.92)	16.69	(3.61)	41,685	1.15		0.31		27
01/31/09	16.69	0.10	(6.59)	(6.49)	(0.05)	(1.19)	(1.24)	8.96	(40.55)	20,197	1.15		0.63		46

Small & Mid Cap Value Portfolio Class 3
01/31/05	13.93	0.07	1.74	1.81	(0.04)	(0.47)	(0.51)	15.23	12.99	134,471	1.41	(1)	0.32	(1)	21
01/31/06	15.23	0.02	2.28	2.30	—	(0.06)	(0.06)	17.47	15.18	208,937	1.31		0.08		33
01/31/07	17.47	0.10	1.60	1.70	(0.01)	(1.02)	(1.03)	18.14	10.12	291,463	1.25		0.58		41
01/31/08	18.14	0.04	(0.63)	(0.59)	(0.08)	(0.82)	(0.90)	16.65	(3.76)	343,154	1.25		0.21		27
01/31/09	16.65	0.09	(6.57)	(6.48)	(0.03)	(1.19)	(1.22)	8.95	(40.55)	249,651	1.25		0.55		46

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/05(2)	1/06(2)	1/07(2)	1/08(2)	1/09(2)	1/05(2)	1/06(2)	1/07(2)	1/08(2)	1/09(2)

Technology Class 1	—	—	—	1.25%	1.32%	—	—	—	0.07%	(0.69)%
Technology Class 2	—	—	—	1.40	1.46	—	—	—	(0.12)	(0.83)
Technology Class 3	—	—	—	1.51	1.57	—	—	—	(0.18)	(0.94)
Small & Mid Cap Value Class 2	1.30%	—	—	—	—	0.40%	—	—	—	—
Small & Mid Cap Value Class 3	1.40	—	—	—	—	0.34	—	—	—	—

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09

Technology Class 1	0.13%	0.05%	0.03%	0.01%	0.09%
Technology Class 2	0.15	0.04	0.03	0.01	0.09
Technology Class 3	0.16	0.04	0.02	0.01	0.09
Small & Mid-Cap Value Class 2	0.04	0.03	0.02	0.01	0.02
Small & Mid-Cap Value Class 3	0.04	0.03	0.02	0.01	0.02

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

International Growth and Income Portfolio — Class 1
01/31/05	$10.21	$0.09	$1.57	$1.66	$(0.14)	$—	$(0.14)	$11.73	16.37%	$262,167	1.24	%(1)	0.79	%(1)	67%
01/31/06	11.73	0.21	2.50	2.71	(0.11)	—	(0.11)	14.33	23.25	283,464	1.10	(1)	1.68	(1)	79
01/31/07	14.33	0.33	2.73	3.06	(0.21)	(0.20)	(0.41)	16.98	21.57	316,711	1.03	(1)	2.16	(1)	97
01/31/08	16.98	0.34	(0.76)	(0.42)	(0.30)	(2.13)	(2.43)	14.13	(4.80)	255,827	1.04	(1)	1.97	(1)	86
01/31/09	14.13	0.34	(6.63)	(6.29)	(0.38)	(1.34)	(1.72)	6.12	(47.06)	94,649	1.03	(1)(3)	2.92	(1)(3)	103

International Growth and Income Portfolio — Class 2
01/31/05	10.24	0.07	1.56	1.63	(0.12)	—	(0.12)	11.75	16.08	34,961	1.39	(1)	0.61	(1)	67
01/31/06	11.75	0.19	2.51	2.70	(0.10)	—	(0.10)	14.35	23.05	38,938	1.25	(1)	1.52	(1)	79
01/31/07	14.35	0.31	2.74	3.05	(0.19)	(0.20)	(0.39)	17.01	21.47	44,359	1.18	(1)	1.99	(1)	97
01/31/08	17.01	0.32	(0.78)	(0.46)	(0.27)	(2.13)	(2.40)	14.15	(4.98)	34,596	1.19	(1)	1.81	(1)	86
01/31/09	14.15	0.32	(6.64)	(6.32)	(0.35)	(1.34)	(1.69)	6.14	(47.15)	12,784	1.18	(1)(3)	2.77	(1)(3)	103

International Growth and Income Portfolio — Class 3
01/31/05	10.23	0.03	1.59	1.62	(0.11)	—	(0.11)	11.74	16.00	37,465	1.48	(1)	0.31	(1)	67
01/31/06	11.74	0.17	2.51	2.68	(0.08)	—	(0.08)	14.34	22.97	51,289	1.34	(1)	1.34	(1)	79
01/31/07	14.34	0.21	2.82	3.03	(0.18)	(0.20)	(0.38)	16.99	21.32	134,938	1.27	(1)	1.43	(1)	97
01/31/08	16.99	0.24	(0.71)	(0.47)	(0.26)	(2.13)	(2.39)	14.13	(5.05)	234,928	1.29	(1)	1.43	(1)	86
01/31/09	14.13	0.26	(6.59)	(6.33)	(0.33)	(1.34)	(1.67)	6.13	(47.24)	187,622	1.28	(1)(3)	2.45	(1)(3)	103

Global Equities Portfolio — Class 1
01/31/05	10.55	0.03	0.64	0.67	(0.03)	—	(0.03)	11.19	6.41	206,639	0.98	(1)	0.29	(1)	67
01/31/06	11.19	0.08	2.90	2.98	(0.03)	—	(0.03)	14.14	26.72	217,409	0.91	(1)	0.62	(1)	161
01/31/07	14.14	0.18	2.41	2.59	(0.14)	—	(0.14)	16.59	18.40 (2)	208,879	0.89		1.19		93
01/31/08	16.59	0.21	(0.21)	(0.00)	(0.22)	—	(0.22)	16.37	(0.18)	165,403	0.92		1.17		115
01/31/09	16.37	0.30	(7.31)	(7.01)	(0.34)	—	(0.34)	9.02	(43.23)	69,645	0.99		2.13		115

Global Equities Portfolio — Class 2
01/31/05	10.51	0.02	0.64	0.66	(0.02)	—	(0.02)	11.15	6.30	11,951	1.13	(1)	0.14	(1)	67
01/31/06	11.15	0.06	2.90	2.96	(0.02)	—	(0.02)	14.09	26.56	16,301	1.06	(1)	0.45	(1)	161
01/31/07	14.09	0.15	2.40	2.55	(0.12)	—	(0.12)	16.52	18.19 (2)	20,043	1.04		1.01		93
01/31/08	16.52	0.18	(0.20)	(0.02)	(0.20)	—	(0.20)	16.30	(0.30)	18,045	1.07		1.01		115
01/31/09	16.30	0.28	(7.28)	(7.00)	(0.31)	—	(0.31)	8.99	(43.30)	6,779	1.14		1.98		115

Global Equities Portfolio — Class 3
01/31/05	10.50	(0.01)	0.65	0.64	(0.01)	—	(0.01)	11.13	6.12	7,515	1.23	(1)	(0.05	)(1)	67
01/31/06	11.13	0.04	2.90	2.94	(0.01)	—	(0.01)	14.06	26.40	16,084	1.14	(1)	0.33	(1)	161
01/31/07	14.06	0.12	2.41	2.53	(0.11)	—	(0.11)	16.48	18.06 (2)	30,854	1.14		0.83		93
01/31/08	16.48	0.15	(0.20)	(0.05)	(0.18)	—	(0.18)	16.25	(0.44)	35,199	1.17		0.86		115
01/31/09	16.25	0.26	(7.25)	(6.99)	(0.29)	—	(0.29)	8.97	(43.34)	17,993	1.24		1.86		115

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09

International Growth and Income Class 1	0.02%	0.03%	0.01%	0.00%	0.01%
International Growth and Income Class 2	0.02	0.03	0.01	0.00	0.01
International Growth and Income Class 3	0.02	0.03	0.01	0.00	0.01
Global Equities Class 1	0.03	0.02	—	—	—
Global Equities Class 2	0.03	0.02	—	—	—
Global Equities Class 3	0.02	0.02	—	—	—

(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements of losses for investments sold as a result of a violation of an investment restriction.

(3)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

		Net Investment
	Expenses	Income (Loss)
	1/09(1)	1/09(1)

International Growth and Income Class 1	1.04%	2.91%
International Growth and Income Class 2	1.19	2.76
International Growth and Income Class 3	1.28	2.44

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	assets		net assets		turnover

International Diversified Equities Portfolio Class 1
01/31/05	$6.93	$0.06	$0.83	$0.89	$(0.15)	$—	$(0.15)	$7.67	13.10%	$183,649	1.25	%(1)	0.86	%(1)	25%
01/31/06	7.67	0.12	1.71	1.83	(0.13)	—	(0.13)	9.37	24.08	190,263	1.11		1.42		19
01/31/07	9.37	0.19	1.41	1.60	(0.04)	—	(0.04)	10.93	17.15	188,241	0.94		1.87		13
01/31/08	10.93	0.19	0.27	0.46	(0.25)	—	(0.25)	11.14	3.95	159,031	0.99		1.61		27
01/31/09	11.14	0.21	(4.69)	(4.48)	(0.35)	(0.25)	(0.60)	6.06	(41.13)	72,132	0.99		2.16		43

International Diversified Equities Portfolio Class 2
01/31/05	6.90	0.04	0.83	0.87	(0.14)	—	(0.14)	7.63	12.86	47,549	1.40	(1)	0.62	(1)	25
01/31/06	7.63	0.10	1.71	1.81	(0.12)	—	(0.12)	9.32	23.91	59,176	1.25		1.22		19
01/31/07	9.32	0.17	1.41	1.58	(0.03)	—	(0.03)	10.87	16.99	61,429	1.09		1.69		13
01/31/08	10.87	0.17	0.27	0.44	(0.24)	—	(0.24)	11.07	3.76	53,793	1.14		1.44		27
01/31/09	11.07	0.19	(4.65)	(4.46)	(0.33)	(0.25)	(0.58)	6.03	(41.16)	26,252	1.14		1.99		43

International Diversified Equities Portfolio Class 3
01/31/05	6.89	0.03	0.84	0.87	(0.14)	—	(0.14)	7.62	12.79	106,732	1.50	(1)	0.41	(1)	25
01/31/06	7.62	0.08	1.72	1.80	(0.11)	—	(0.11)	9.31	23.83	178,666	1.34		1.05		19
01/31/07	9.31	0.14	1.43	1.57	(0.02)	—	(0.02)	10.86	16.92	271,514	1.19		1.49		13
01/31/08	10.86	0.15	0.27	0.42	(0.23)	—	(0.23)	11.05	3.59	316,329	1.24		1.25		27
01/31/09	11.05	0.17	(4.63)	(4.46)	(0.32)	(0.25)	(0.57)	6.02	(41.23)	184,083	1.24		1.84		43

Emerging Markets Portfolio Class 1
01/31/05	9.74	0.09	1.83	1.92	(0.11)	—	(0.11)	11.55	19.92	110,010	1.60	(1)	0.89	(1)	76
01/31/06	11.55	0.22	5.99	6.21	(0.05)	—	(0.05)	17.71	53.84	177,187	1.51	(1)	1.58	(1)	147
01/31/07	17.71	0.20	2.44	2.64	(0.18)	(3.05)	(3.23)	17.12	17.92	173,451	1.40	(1)	1.20	(1)	184
01/31/08	17.12	0.15	4.23	4.38	(0.41)	(2.75)	(3.16)	18.34	23.01	177,869	1.39	(1)	0.77	(1)	180
01/31/09	18.34	0.16	(8.80)	(8.64)	(0.27)	(5.19)	(5.46)	4.24	(54.12)	60,354	1.40	(1)	1.27	(1)	152

Emerging Markets Portfolio Class 2
01/31/05	9.71	0.07	1.84	1.91	(0.10)	—	(0.10)	11.52	19.84	13,989	1.75	(1)	0.72	(1)	76
01/31/06	11.52	0.20	5.98	6.18	(0.03)	—	(0.03)	17.67	53.72	24,084	1.66	(1)	1.43	(1)	147
01/31/07	17.67	0.18	2.42	2.60	(0.16)	(3.05)	(3.21)	17.06	17.70	24,743	1.55	(1)	1.05	(1)	184
01/31/08	17.06	0.12	4.21	4.33	(0.39)	(2.75)	(3.14)	18.25	22.77	25,517	1.53	(1)	0.61	(1)	180
01/31/09	18.25	0.14	(8.75)	(8.61)	(0.24)	(5.19)	(5.43)	4.21	(54.22)	7,797	1.55	(1)	1.13	(1)	152

Emerging Markets Portfolio Class 3
01/31/05	9.71	0.06	1.83	1.89	(0.09)	—	(0.09)	11.51	19.63	12,899	1.85	(1)	0.57	(1)	76
01/31/06	11.51	0.18	5.97	6.15	(0.02)	—	(0.02)	17.64	53.48	35,556	1.78	(1)	1.27	(1)	147
01/31/07	17.64	0.13	2.45	2.58	(0.15)	(3.05)	(3.20)	17.02	17.58	88,829	1.68	(1)	0.81	(1)	184
01/31/08	17.02	0.09	4.21	4.30	(0.37)	(2.75)	(3.12)	18.20	22.69	152,919	1.64	(1)	0.43	(1)	180
01/31/09	18.20	0.12	(8.71)	(8.59)	(0.22)	(5.19)	(5.41)	4.20	(54.20)	91,205	1.66	(1)	1.05	(1)	152

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09

International Diversified Equities Class 1	0.00%	—%	—%	—%	—%
International Diversified Equities Class 2	0.00	—	—	—	—
International Diversified Equities Class 3	0.00	—	—	—	—
Emerging Markets Class 1	0.03	0.10	0.06	0.02	0.05
Emerging Markets Class 2	0.03	0.10	0.06	0.02	0.05
Emerging Markets Class 3	0.03	0.09	0.05	0.02	0.05

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	assets(2)		net assets(2)		turnover

Foreign Value Portfolio Class 2
01/31/05	$12.94	$0.16	$1.75	$1.91	$(0.14)	$(0.27)	$(0.41)	$14.44	14.77%	$58,040	1.34	%(1)	1.22	%(1)	13%
01/31/06	14.44	0.25	2.27	2.52	—	(0.02)	(0.02)	16.94	17.50	68,774	1.16		1.61		8
01/31/07	16.94	0.37	3.41	3.78	(0.19)	(0.25)	(0.44)	20.28	22.56	78,103	1.07		2.06		13
01/31/08	20.28	0.50	0.36	0.86	(0.40)	(0.64)	(1.04)	20.10	3.73	67,354	1.10		2.29		16
01/31/09	20.10	0.49	(8.74)	(8.25)	(0.52)	(1.47)	(1.99)	9.86	(42.77)	32,263	1.10		2.99		8

Foreign Value Portfolio Class 3
01/31/05	12.94	0.12	1.79	1.91	(0.13)	(0.27)	(0.40)	14.45	14.74	190,704	1.43	(1)	0.95	(1)	13
01/31/06	14.45	0.21	2.29	2.50	—	(0.02)	(0.02)	16.93	17.35	322,494	1.25		1.41		8
01/31/07	16.93	0.34	3.42	3.76	(0.17)	(0.25)	(0.42)	20.27	22.48	453,154	1.17		1.87		13
01/31/08	20.27	0.46	0.37	0.83	(0.38)	(0.64)	(1.02)	20.08	3.60	479,838	1.20		2.13		16
01/31/09	20.08	0.45	(8.70)	(8.25)	(0.50)	(1.47)	(1.97)	9.86	(42.80)	284,008	1.20		2.80		8

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense reductions.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

		Net Investment
	Expenses	Income (Loss)
	1/05(2)	1/05(2)

Foreign Value Class 2	1.33%	1.23%
Foreign Value Class 3	1.42	0.96

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09

Foreign Value Class 2	0.01%	0.01%	0.00%	0.00%	0.00%
Foreign Value Class 3	0.01	0.01	0.00	0.00	0.00

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of SunAmerica Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management Portfolio, Corporate Bond Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Total Return Bond Portfolio (formerly Worldwide High Income Portfolio), Balanced Portfolio, MFS Total Return Portfolio, Telecom Utility Portfolio, Equity Index Portfolio, Growth-Income Portfolio, Equity Opportunities Portfolio, Davis Venture Value Portfolio, “Dogs” of Wall Street Portfolio, Alliance Growth Portfolio, Capital Growth Portfolio, MFS Massachusetts Investors Trust Portfolio, Fundamental Growth Portfolio, Blue Chip Growth Portfolio, Real Estate Portfolio, Small Company Value Portfolio, Mid-Cap Growth Portfolio, Aggressive Growth Portfolio, Growth Opportunities Portfolio, Marsico Focused Growth Portfolio, Technology Portfolio, Small & Mid Cap Value Portfolio, International Growth and Income Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio, Emerging Markets Portfolio, and Foreign Value Portfolio (thirty-one of the portfolios constituting SunAmerica Series Trust, hereafter referred to as the “Trust”) at January 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
March 27, 2009

SUNAMERICA SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS
(unaudited)

Approval of Advisory Contracts

At a meeting held on October 2, 2008, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between AIG SunAmerica Asset Management Corp. (“SAAMCo”) and the Trust (the “Advisory Agreement”) and the continuation of the subadvisory agreements between SAAMCo and each of the following subadvisers (the “Subadvisory Agreements”): AllianceBernstein, L.P. (“Alliance”), Columbia Management Advisors, LLC (“CMA”), Davis Selected Advisers, L.P. d/b/a Davis Advisors (“Davis”), FAF Advisors, Inc. (“FAF Advisors”), Federated Investment Management Company (“Federated”), Franklin Advisory Services, LLC (“Franklin”), Goldman Sachs Asset Management International (“GSAM Int’l”), J.P. Morgan Investment Management Inc. (“J.P. Morgan”), Marsico Capital Management, LLC (“Marsico”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management, Inc. (“Morgan Stanley”), OppenheimerFunds, Inc. (“Oppenheimer”), Putnam Investment Management, LLC (“Putnam”), Templeton Investment Counsel, LLC (“Templeton”) and Wells Capital Management Incorporated (“WellsCap”) (collectively referred to as the “Subadvisers” and each a “Subadviser”). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Advisory Contracts.”

In connection with the approval of Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided or to be provided (as the case may be) by SAAMCo and the Subadvisers; (2) the size and structure of the advisory/subadvisory fees and other material payments made to SAAMCo and the Subadvisers in connection with their management of the Trust’s Portfolios; (3) the investment performance of the Portfolios, if any, compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against benchmarks and/or indices; (4) the costs of services and the benefits potentially derived by SAAMCo and the Subadvisers; (5) the terms of the Advisory Contracts; (6) whether the Portfolios will benefit from possible economies of scale; (7) the organizational capability and financial condition of SAAMCo and the Subadvisers and their affiliates; and (8) information regarding SAAMCo’s and the Subadvisers’ compliance and regulatory history. In addition, the Board considered (a) the organization capability and financial condition of SAAMCo and the Subadvisers; (b) the historical relationship between the Trust and SAAMCo; (c) the possibility that services of the type required by the Trust might be better obtained from other organizations; and (d) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Subadvisor Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Expense Group and the Performance Group each consists of a Portfolio and a select group of funds that are chosen to be comparable to such Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large-cap value, small-cap growth, mid-cap core, etc.), asset size and expense components. The Expense Universe and the Performance Universe each generally consists of a Portfolio, the funds in its Expense Group or Performance Group, respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group regardless of asset size or primary channel of distribution. A Portfolio’s Subadvisor Expense Group and Subadvisor Expense Universe are comprised of the Portfolio and certain other comparable funds in its asset category or categories that are managed by subadvisers.

Nature, Extent and Quality of Services.  The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo is responsible for the management of the affairs of the Trust, including but not limited to, providing the Trust with investment management services for certain portfolios of the Trust, and general supervision of and coordination of the services provided by the Subadvisers.

In addition, the Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio. The Board considered that SAAMCo makes day-to-day investment decisions for the certain Portfolios.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services. In such role, each Subadviser (i) determines the securities to be purchased or sold and execute such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) render regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board was informed that in management’s judgment, each of the Subadvisers has the size, visibility and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of the SAAMCo’s staff and each of the Subadviser’s staff who is responsible for providing investment management services to the Portfolios. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.  The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

The Board, including the Independent Trustees, received and reviewed performance information prepared by management (including information from Lipper, Inc.), and information prepared by Lipper. The performance information included annualized returns for the period since inception, and its one-, three- and five-year periods ended June 30. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance and each Subadviser’s performance within a Portfolio, and management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered the following expense and performance information provided by Lipper and management in making its determinations. The Board considered management’s discussion of the Trust’s multi-manager subadvisory management structure and its explanation that the structure results in increased advisory/subadvisory fees to the Portfolio but that it promotes greater performance consistency within the Portfolio’s investment objective/strategy.

•	Aggressive Growth Portfolio (advised by SAAMCo). The Board considered that the Portfolio’s actual advisory fees total expenses were below the median of its Expense Group but above the median of its Expense Universe. The Board also noted that the Portfolios’ total expenses were below the median of its Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Multi-Cap Growth Index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered management’s discussion of the Portfolio’s poor one-year performance results and management’s continued monitoring of SAAMCo’s performance. The Board concluded that management is addressing the Portfolio’s performance.

•	Alliance Growth Portfolio (subadvised by Alliance). The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio slightly outperformed the Lipper VUF Large-Cap Growth Index for the three-year period and slightly underperformed the Index for the one- and five-year periods. In addition, the Board noted that the Portfolio was above the median of its Performance Universe for the one-, three- and five-year periods and that with respect to its Performance Group, the Portfolio was above the median for the one- and three-year periods but below the median for the five-year period. The Board concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

•	Balanced Portfolio (subadvised by JP Morgan). The Board considered that the Portfolio’s actual advisory fees were slightly above the medians of its Expense Group/Universe and that its total expenses were slightly below the median of its Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Mixed Asset Target Allocation-Growth Index for the one-year period but underperformed the Index for the three- and five-year periods. In addition, it was noted that the Portfolio was below the median of its Performance Group/Universe and for the one-, three- and five-year periods. It was noted that JP Morgan began managing the Portfolio in January 2006. The Board took into account management’s discussion of the Portfolio’s performance, the subadviser change in 2006, and concluded that the Portfolio’s performance was being addressed.

•	Blue Chip Growth Portfolio (advised by SAAMCo). The Board considered that the Portfolio’s actual advisory fees and total expenses were above the median of its Expense Group and below the median of its Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Large-Cap Core Index and was at or below the median of its Performance Universe for the one-, three- and five-year periods. It also noted that the Portfolio was at or above the median of its

Performance Group for the one- and three-year periods but below the median for the five-year period. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being addressed.

•	Capital Growth Portfolio (subadvised by OppenheimerFunds). The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. Management reported that it continued to waive 0.05% of its advisory fee. In addition, the Board noted that the Portfolio’s subadvisory fees were above the medians of its Subadvisor Expense Group/Universe. It was noted that OppenheimerFunds began managing the Portfolio on May 1, 2007.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Core Index for the three- and five-year periods and underperformed the Index for the one-year period. In addition, the Board noted that the Portfolio was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance, noted the subadviser change that became effective May 1, 2007, and concluded that the Portfolio’s performance was satisfactory.

•	Cash Management Portfolio (subadvised by CMA). The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that the Portfolio’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Money Market Index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s recent performance, noted the portfolio manager change during 2008, and concluded that the Portfolio’s performance was being addressed.

•	Corporate Bond Portfolio (subadvised by Federated). The Board considered that the Portfolio’s actual advisory fees were above the median of its Expense Group/Universe and that its total expenses were below the median of its Expense Group/Universe. In addition, the Board noted that there were too few comparable funds in the Portfolio’s Subadvisory Expense Group/Universe to provide a meaningful comparison.

The Board considered that the Portfolio outperformed the Lipper VUF Corporate BBB Index and the median of its Performance Universe for the one-, three- and five-year periods. It also noted that the Portfolio was above the median of its Performance Group for the three- and five-year periods but slightly below the median for the one-year period. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Davis Venture Value Portfolio (subadvised by Davis). The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and its total expenses were above the median of its Expense Group but below the median of its Expense Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were slightly above the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Core Index and the median of its Performance Group for the three- and five-year periods but trailed the Index and was below the median for the one-year period. The Board also considered that the Portfolio’s performance was above the median of its Performance Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	“Dogs” of Wall Street Portfolio (advised by SAAMCo). The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe.

Management reported that the Performance Group was too small to provide an accurate measure of relative results and that Lipper had grouped the Portfolio with actively-managed multi-cap core funds that have very different investment objectives and strategies. Additionally, management noted that there is no adequate peer group/universe for comparable passively-managed strategies. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Emerging Markets Portfolio (subadvised by Putnam). The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that there were too few comparable funds in the Portfolio’s Subadvisory Expense Group/Universe to provide a meaningful comparison.

The Board considered that the Portfolio outperformed the Lipper VUF Emerging Market Fund Index for the one-, three- and five-year periods. It additionally considered that the Portfolio’s performance was above the medians of its Performance Group/Universe for the three-year period but below the median for the one-and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Equity Index Portfolio (subadvised by FAF Advisors). The Board considered that the Portfolio’s actual advisory fees and total expenses were above the median of its Expense Groups/Universe. Management reported that it continued to waive 0.05% of its advisory fee. In addition, the Board noted that the Portfolio’s actual subadvisory fees were above the median of its Subadvisor Expense Group.

The Board considered that the Portfolio slightly underperformed the Lipper VUF S&P 500 Index and was slightly below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered management’s discussion of the

Portfolio’s relative performance and the slight spread between the best and worst performing funds in the Performance Group/Universe and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Equity Opportunities Portfolio (subadvised by OppenheimerFunds). The Board considered that the Portfolio’s actual advisory fees were slightly below the median of its Expense Group but above the median of its Expense Universe and that its total expenses were above the median of its Expense Group but below the median of its Expense Universe. The Board noted that the Portfolio’s actual subadvisory fees were below the medians of its Subadvisory Expense Group/Universe. It was noted that OppenheimerFunds began managing the Portfolio on May 1, 2007.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Value Index and was above the median of its Performance Group for the one-year period but trailed the Index and was below the median for the three- and five-year periods. In addition, it noted that the Portfolio’s performance was below the median of its Performance Group for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance, noted the subadviser change, and concluded that the Portfolio’s performance was being addressed.

•	Foreign Value Portfolio (subadvised by Templeton). The Board considered that the Portfolio’s actual advisory fees and total expenses were below the median of its Expense Group and above the median of its Expense Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were at or slightly below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF International Value Index for the one-year period but trailed the Index for the three- and five-year periods. The Board also considered that the Portfolio’s performance was at or above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Fundamental Growth Portfolio (subadvised by Wells Capital). The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that the Portfolio’s total expenses were above the median of its Expense Group but slightly below the median of its Expense Group/Universe. It was noted that the Portfolio’s actual subadvisory expenses were above the medians of its Subadvisory Expense Group/Universe. It was noted that Wells Capital began managing the Portfolio on May 1, 2007.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Growth Index and was above the median of its Performance Group/Universe for the one- and three-year periods. The Board took into account management’s discussion of the Portfolio’s performance, the recent subadviser change, and concluded that the Portfolio’s performance was satisfactory.

•	Global Bond Portfolio (subadvised by GSAM-International). The Board considered that the Portfolio’s actual advisory fees and total expenses were at or below the medians of its Expense Group/Universe. In addition, the Board noted that there were too few comparable funds in the Portfolio’s Subadvisory Expense Group/Universe to provide a meaningful comparison.

The Board considered that the Portfolio outperformed the Lipper VUF Global Income Index and was at or above the median of its Performance Group/Universe for the one- and three-year periods but below the Index and the medians of its Performance Group/Universe for the five-year period. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was satisfactory.

•	Global Equities Portfolio (subadvised by JP Morgan). The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that its total expenses were below the medians of its Expense Group/Universe. The Board noted that the Portfolio’s actual subadvisory fees were at or below the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Global Core Index and was at or above the medians of its Performance Group/Universe for the one- and three-year periods and underperformed the Index and was below the medians of the Performance Group/Universe for the five-year period. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Growth-Income Portfolio (subadvised by Alliance). The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Core Index for the one-, three- and five-year periods. It also considered that the Portfolio was above the medians of its Performance Group/Universe for the one-year period and below the medians for the three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being appropriately addressed.

•	Growth Opportunities Portfolio (subadvised by Morgan Stanley). The Board considered that the Portfolio’s total expenses and actual advisory fees were below the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were at or below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Small Cap Growth Index for the one- and three-year period but underperformed the Index for the five-year period. In addition, it was noted that the Portfolio’s performance above the median of its

Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	High-Yield Bond Portfolio (advised by SAAMCo). The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF High Yield Index and was above the medians of its Performance Group/Universe for the three- and five year periods and underperformed the Index and was below the medians for the one-year period. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	International Diversified Equities Portfolio (subadvised by Morgan Stanley). The Board considered that the Portfolio’s actual advisory fees were below the median of its Expense Group and above the median of its Expense Universe. It also noted its total expenses were slightly above the median of its Expense Group and below the median of its Expense Universe. The Board also noted that the Portfolio’s subadvisory fees were at or slightly below the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF International Core Index and was above the median of its Performance Universe for the one-, three and five-year periods. It also considered that the Portfolio was slightly below the medians of its Performance Group for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	International Growth and Income Portfolio (subadvised by Putnam). The Board considered that the Portfolio’s actual advisory fees were above the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group but below the median of its Expense Universe. The Board also noted that the Portfolio’s subadvisory fees were above the medians of its Subadvisory Expense Group/Universe. The Board noted that SAAMCo and Putnam each agreed to waive 5 basis points of their advisory and subadvisory fees, respectively.

The Board considered that the Portfolio underperformed the Lipper VUF International Value Index and was below the median of its Performance Group for the one-, three- and five-year periods. It was also noted that the Portfolio trailed the median of its Performance Universe for the one-year period but was above the median for the three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being appropriately addressed.

•	Marsico Focused Growth Portfolio (subadvised by Marsico). The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that the Portfolio’s total expenses were above the median of its Expense Group and slightly below the median of its Expense Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were above the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Growth Index and was at or above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	MFS Massachusetts Investors Trust Portfolio (subadvised by MFS). The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that its total expenses were at or below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were slightly below the median of its Subadvisor Expense Group and above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Core Index and was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	MFS Total Return Portfolio (subadvised by MFS). The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that the Portfolio’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that there were too few comparable funds in the Portfolio’s Subadvisory Expense Group/Universe to provide a meaningful comparison. It was noted that breakpoints were added to the advisory and subadvisory fee rates and that the new rates would go into effect on November 1, 2008.

The Board considered that the Portfolio underperformed the Lipper VUF Mixed Asset Target Allocation-Moderate Index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being appropriately addressed.

•	Mid-Cap Growth Portfolio (subadvised by JP Morgan). The Board considered that the Portfolio’s actual advisory fees were slightly below the median of its Expense Group and slightly above the median of its Expense Universe. It also noted that the Portfolio’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were at or above the medians of its Subadvisor Expense Group/Universe. It was noted that JP Morgan began managing the Portfolio on May 1, 2007.

The Board considered that the Portfolio outperformed the Lipper VUF Mid Cap Growth Index and was above the medians of its Performance Group/Universe for the one-year period and that it underperformed the Index and was below the medians for the three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance, the recent subadviser change, and concluded that the Portfolio’s performance was being addressed and that recent performance was satisfactory.

•	Real Estate Portfolio (subadvised by Davis). The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were slightly above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Real Estate Index for the one- and five year periods but outperformed the Index for the three-year period. In addition, it was considered that the Portfolio was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being appropriately addressed.

•	Small & Mid Cap Value Portfolio (subadvised by Alliance). The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Groups/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Mid Cap Value Index and was at or above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts and concluded that the Portfolio’s performance was satisfactory.

•	Small Company Value Portfolio (subadvised by Franklin). The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Groups/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Mid Cap Value Index and was below the medians of its Performance Group/Universe for the one- and three-year periods and that it outperformed the Index and was above the median for the five-year period. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts and concluded that the Portfolio’s performance was being addressed.

•	Technology Portfolio (subadvised by CMA). The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were above the median of its Subadvisor Expense Universe. It was noted that CMA began managing the Portfolio on May 1, 2007.

The Board considered that the Portfolio trailed Lipper VUF Science & Technology Index and was below the median of its Performance Group/Universe for the one-, three-and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and the recent subadviser change, and concluded that the Portfolio’s performance was being addressed.

•	Telecom Utility Portfolio (subadvised by MFS). The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. It was noted that there were too few comparable funds with subadvisers to create a Lipper peer group/universe. It was noted that MFS began managing the Portfolio on May 1, 2007.

The Board considered that the Portfolio slightly outperformed the Lipper VUF Utility Index and was above the median of its Performance Universe for the one-year period but trailed the Index and was below the medians for the three- and five-year periods. It was noted that the Portfolio was below the median of its Performance Group for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and the recent subadviser change, and concluded that the Portfolio’s performance was being addressed.

•	Total Return Bond Portfolio (subadvised by PIMCO). The Board considered that the Portfolio’s actual advisory fees and total expenses were at or above the medians of its Expense Group/Universe. In addition, the Board noted the Portfolio’s actual subadvisory fees were above the median of its Subadvisory Expense Universe.

It was noted that effective May 1, 2008, the Portfolio’s principal investment objective and investment strategy changed from a foreign high-yield bond portfolio to an intermediate-term domestic bond portfolio. The Board considered that the Portfolio’s performance presented was for a period primarily in which the Portfolio was managed with the prior investment objective and strategy. The Board concluded that the Portfolio’s performance was being addressed.

Cost of Services & Benefits Derived.  With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”).

In connection with benefits derived from the Trust, the Board considered the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including support to help offset costs for training (including training of registered representatives of AIG SACS to support sales of the Portfolios and corresponding annuities).

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

Profitability and Economies of Scale.  The Board received information related to SAAMCo’s profitability with respect to the services it provides to the Trust’s Portfolios. The profitability analysis reflected the relationship between SAAMCo and AIG SunAmerica Life Assurance Company (“ASLAC”) that provides that SAAMCo contribute to ASLAC, its profits earned through its management role to the Trust. The Board also considered that SAAMCo has entered into agreements with First SunAmerica Life Insurance Company (“FSLIC”) wherein SAAMCo pays FSLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SAAMCo out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios which management proposed waivers reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts.  The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the other terms and conditions of the Advisory Contracts.

Compliance.  The Board reviewed SAAMCo’s and each Subadviser’s compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. It was noted that SAAMCo had implemented new policies and procedures over the course of the year, reviewed and enhanced its compliance monitoring procedures, and continued to test the efficacy of its policies and procedures. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s or the Subadvisers’ ability to provide services to the Trust.

Conclusions.  In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SUNAMERICA SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

				Number of
				Portfolios
		Term of		in Fund
Name,		Office and		Complex
Address and	Position Held	Length of	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth†	With Trust	Time Served(4)	During Past 5 Years	by Trustee(1)	Held by Trustee(3)

Disinterested Trustee
Garrett Bouton DOB: October 19, 1944	Trustee	2007-Present	Retired (2003-present); Managing Director and CEO, Barclays Global Investors (1996-2003)	59	Director, The LECG Group (consulting) (since November 2006)
Carl D. Covitz DOB: March 31, 1939	Trustee	2001-Present	Owner and President, Landmark Capital, Inc. (since 1973)	59	Director, Kayne Anderson Mutual Funds (since 1995); Director, Arden Realty, Inc. (since 1995).
Gilbert T. Ray DOB: September 18, 1944	Trustee	2001-Present	Retired Partner, O’Melveny & Myers LLP (since 2000); and Attorney (1972-2000) thereof	59	Director, Advanced Auto Parts, Inc. (retail, automotive supply stores) (since 2002); Director, Watts, Wyatt & Company (services — management consulting services) (since 2000); Director DineEquity (since 2004); Director Diamond Rock Hospitality (since 2005).
Allan L. Sher DOB: October 19, 1931	Trustee	1997-Present	Retired Brokerage Executive (since 1992)	59	Director, Bowl America Inc. (1997-Present).
Bruce G. Willison DOB: October 16, 1948	Trustee and Chairman	2001-Present	Professor of Management, Anderson School at UCLA (2006-Present); Dean, Anderson School at UCLA (1999-2005)	59	Director, GrandPoint Capital, Inc. (investment company) (since January 2009) Director, Move, Inc. (real estate agents and managers (since 2003); Healthnet International, Inc. (business services) (since 2000).
Interested Trustee
Jane Jelenko(5) DOB: August 19, 1948	Trustee	2006-Present	Retired: Senior Advisor (2003-2005) and Management Consultant (1977-2003) Bearingpoint, Inc. (formerly KPMG, LLP).	59	None.
Jana W. Greer(2) DOB: December 30, 1951	Trustee	2001-Present	President, AIG SunAmerica Retirement Markets, Inc. (since 1996); Executive Vice President and Director, AIG SunAmerica, Inc. and AIG SunAmerica Life Assurance Co. (since 2002); Executive Vice President, First SunAmerica Life Insurance Co. (since 2006)	59	None.

SUNAMERICA SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Number of
Portfolios
		Term of		in Fund
Name,		Office and		Complex
Address and	Position Held	Length of	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth†	With Trust	Time Served(4)	During Past 5 Years	by Trustee(1)	Held by Trustee(3)

Officers
John T. Genoy AIG SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: November 8, 1968	President	Dec. 2007-Present	Chief Financial Officer, SAAMCo (April 2002 to present); Senior Vice President, SAAMCo (June 2003 to present); Chief Operating Officer, SAAMCo (July 2006 to present).	N/A	N/A
Donna M. Handel AIG SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: June 25, 1966	Treasurer	2002-Present	Senior Vice President, SAAMCo (December 2004 to present); Vice President, SAAMCo (1997 to December 2004); Assistant Treasurer (1993 to 2002)	N/A	N/A
Nori L. Gabert AIG SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: August 15, 1953	Vice President and Secretary	2005-Present	Vice President and Deputy General Counsel, SAAMCo (2001 to present); Vice President and Secretary AIG Retirement Company I and AIG Retirement Company II (2000 to present); Formerly, Associate General Counsel, American General Corporation, (1997-2001).	N/A	N/A
Cynthia A. Skrehot AIG SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: December 6, 1967	Vice President and Chief Compliance Officer (“CCO”)	2002-Present	Vice President, SAAMCo (August 2002-Present); Securities Compliance Manager, American General Investment Management (June 2000-August 2002)	N/A	N/A
Gregory N. Bressler AIG SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: November 17, 1966	Vice President and Assistant Secretary	2005-Present	Senior Vice President and General Counsel, SAAMCo (June 2005 to Present); Vice President and Director of U.S. Asset Management Compliance, Goldman Sachs Asset Management, L.P. (June 2004 to June 2005); Deputy General Counsel, Credit Suisse Asset Management, LLC. (June 2002 to June 2004); and Counsel, Credit Suisse Asset Management, LLC (January 2000 to June 2002).	N/A	N/A
Gregory R. Kingston AIG SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: January 18, 1966	Vice President and Assistant Treasurer	2001-Present	Vice President, SAAMCo (2001 to Present); Formerly, Vice President, American General Investment Management, L.P. (1999 to 2001)	N/A	N/A
Matthew J. Hackethal AIG SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: December 31, 1971	Anti-Money Laundering Compliance Officer	2006-Present	Senior Compliance Manager, SAAMCo (November 2006 to Present); Vice President, Credit Suisse Asset Management (May 2001 to October 2006); CCO, Credit Suisse Alternative Funds (November 2005 to October 2006); CCO, Credit Suisse Asset Management Securities, Inc. (April 2004 to August 2005)	N/A	N/A

†	The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (17 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (35 portfolios), AIG Retirement Company I (33 portfolios), AIG Retirement Company II (15 funds), AIG Series Trust (3 funds), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), AIG Strategic Hedge Fund of Funds (1 fund) and Brazos Mutual Funds (4 funds).
(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President of SunAmerica Retirement Markets, Inc.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the investment act of 1940.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.
(5)	Ms. Jelenko is considered an Interested Trustee because of a deferred interest in stock she received from Bank of America Corporation upon its acquisition of Countrywide Financial Corporation, for which she had served as a board member. Bank of America is the indirect corporate parent of Columbia Management Advisors LLC, a subadviser to Cash Management Portfolio.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended January 31, 2009. During the year ended January 31, 2009 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

					Qualifying %
					for the 70%
					Dividends
	Total	Net Investment	Net Short-term	Net Long-term	Received
	Dividends	Income	Capital Gains*	Capital Gains	Deduction

Cash Management Portfolio Class 1	$0.34	$0.34	$—	$—	—%
Cash Management Portfolio Class 2	0.33	0.33	—	—	—
Cash Management Portfolio Class 3	0.32	0.32	—	—	—
Corporate Bond Portfolio Class 1	0.52	0.52	—	—	0.43
Corporate Bond Portfolio Class 2	0.50	0.50	—	—	0.43
Corporate Bond Portfolio Class 3	0.49	0.49	—	—	0.43
Global Bond Portfolio Class 1	0.46	0.39	0.07	—	—
Global Bond Portfolio Class 2	0.45	0.38	0.07	—	—
Global Bond Portfolio Class 3	0.43	0.36	0.07	—	—
High-Yield Bond Portfolio Class 1	0.72	0.72	—	—	19.30
High-Yield Bond Portfolio Class 2	0.71	0.71	—	—	19.30
High-Yield Bond Portfolio Class 3	0.70	0.70	—	—	19.30
Total Return Bond Portfolio Class 1	0.27	0.27	—	—	0.39
Total Return Bond Portfolio Class 2	0.26	0.26	—	—	0.39
Total Return Bond Portfolio Class 3	0.25	0.25	—	—	0.39
Balanced Portfolio Class 1	0.48	0.48	—	—	40.89
Balanced Portfolio Class 2	0.46	0.46	—	—	40.89
Balanced Portfolio Class 3	0.44	0.44	—	—	40.89
MFS Total Return Portfolio Class 1	1.61	0.52	0.18	0.91	30.62
MFS Total Return Portfolio Class 2	1.58	0.49	0.18	0.91	30.62
MFS Total Return Portfolio Class 3	1.57	0.48	0.18	0.91	30.62
Telecom Utility Portfolio Class 1	0.28	0.28	—	—	91.35
Telecom Utility Portfolio Class 2	0.26	0.26	—	—	91.35
Telecom Utility Portfolio Class 3	0.25	0.25	—	—	91.35
Equity Index Portfolio Class 1	0.22	0.22	—	—	100.00
Growth-Income Portfolio Class 1	3.31	0.27	—	3.04	100.00
Growth-Income Portfolio Class 2	3.27	0.23	—	3.04	100.00
Growth-Income Portfolio Class 3	3.23	0.19	—	3.04	100.00
Equity Opportunities Portfolio Class 1	3.05	0.23	0.85	1.97	37.26
Equity Opportunities Portfolio Class 2	3.02	0.20	0.85	1.97	37.26
Equity Opportunities Portfolio Class 3	3.00	0.18	0.85	1.97	37.26
Davis Venture Value Portfolio Class 1	4.59	0.48	0.12	3.99	100.00
Davis Venture Value Portfolio Class 2	4.54	0.43	0.12	3.99	100.00
Davis Venture Value Portfolio Class 3	4.50	0.39	0.12	3.99	100.00
“Dogs” of Wall Street Portfolio Class 1	2.04	0.33	0.40	1.31	59.71
“Dogs” of Wall Street Portfolio Class 2	2.02	0.31	0.40	1.31	59.71
“Dogs” of Wall Street Portfolio Class 3	2.01	0.30	0.40	1.31	59.71
Alliance Growth Portfolio Class 1	0.03	0.03	—	—	100.00
Alliance Growth Portfolio Class 2	—	—	—	—	100.00
Alliance Growth Portfolio Class 3	—	—	—	—	100.00
Capital Growth Portfolio Class 1	—	—	—	—	—
Capital Growth Portfolio Class 2	—	—	—	—	—
Capital Growth Portfolio Class 3	—	—	—	—	—

					Qualifying %
					for the 70%
					Dividends
	Total	Net Investment	Net Short-term	Net Long-term	Received
	Dividends	Income	Capital Gains*	Capital Gains	Deduction

MFS Massachusetts Investors Trust Portfolio Class 1	$0.14	$0.14	$—	$—	100.00%
MFS Massachusetts Investors Trust Portfolio Class 2	0.12	0.12	—	—	100.00
MFS Massachusetts Investors Trust Portfolio Class 3	0.10	0.10	—	—	100.00
Fundamental Growth Portfolio Class 1	—	—	—	—	—
Fundamental Growth Portfolio Class 2	—	—	—	—	—
Fundamental Growth Portfolio Class 3	—	—	—	—	—
Blue Chip Growth Portfolio Class 1	0.03	0.03	—	—	100.00
Blue Chip Growth Portfolio Class 2	0.02	0.02	—	—	100.00
Blue Chip Growth Portfolio Class 3	0.01	0.01	—	—	100.00
Real Estate Portfolio Class 1	2.73	0.53	—	2.20	41.87
Real Estate Portfolio Class 2	2.69	0.49	—	2.20	41.87
Real Estate Portfolio Class 3	2.67	0.47	—	2.20	41.87
Small Company Value Portfolio Class 1	0.24	0.07	0.07	0.10	100.00
Small Company Value Portfolio Class 3	0.20	0.03	0.07	0.10	100.00
Mid-Cap Growth Portfolio Class 1	—	—	—	—	—
Mid-Cap Growth Portfolio Class 2	—	—	—	—	—
Mid-Cap Growth Portfolio Class 3	—	—	—	—	—
Aggressive Growth Portfolio Class 1	0.06	0.06	—	—	100.00
Aggressive Growth Portfolio Class 2	0.04	0.04	—	—	100.00
Aggressive Growth Portfolio Class 3	0.03	0.03	—	—	100.00
Growth Opportunities Portfolio Class 1	—	—	—	—	—
Growth Opportunities Portfolio Class 2	—	—	—	—	—
Growth Opportunities Portfolio Class 3	—	—	—	—	—
Marsico Focused Growth Portfolio Class 1	2.29	0.06	0.18	2.05	69.58
Marsico Focused Growth Portfolio Class 2	2.27	0.04	0.18	2.05	69.58
Marsico Focused Growth Portfolio Class 3	2.26	0.03	0.18	2.05	69.58
Technology Portfolio Class 1	—	—	—	—	—
Technology Portfolio Class 2	—	—	—	—	—
Technology Portfolio Class 3	—	—	—	—	—
Small & Mid Cap Value Portfolio Class 2	1.24	0.05	0.21	0.98	72.62
Small & Mid Cap Value Portfolio Class 3	1.22	0.03	0.21	0.98	72.62
International Growth and Income Portfolio Class 1	1.72	0.38	0.45	0.89	—
International Growth and Income Portfolio Class 2	1.69	0.35	0.45	0.89	—
International Growth and Income Portfolio Class 3	1.67	0.33	0.45	0.89	—
Global Equities Portfolio Class 1	0.34	0.34	—	—	49.51
Global Equities Portfolio Class 2	0.31	0.31	—	—	49.51
Global Equities Portfolio Class 3	0.29	0.29	—	—	49.51
International Diversified Equities Portfolio Class 1	0.60	0.35	—	0.25	0.40
International Diversified Equities Portfolio Class 2	0.58	0.33	—	0.25	0.40
International Diversified Equities Portfolio Class 3	0.57	0.32	—	0.25	0.40
Emerging Markets Portfolio Class 1	5.46	0.27	3.61	1.58	—
Emerging Markets Portfolio Class 2	5.43	0.24	3.61	1.58	—
Emerging Markets Portfolio Class 3	5.41	0.22	3.61	1.58	—
Foreign Value Portfolio Class 2	1.99	0.52	0.12	1.35	—
Foreign Value Portfolio Class 3	1.97	0.50	0.12	1.35	—

*	Short-term capital gains are treated as ordinary income for tax purposes

The Global Bond, International Growth and Income, Global Equities, International Diversified Equities, Emerging Markets and Foreign Value Portfolios make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid by each Portfolio to its shareholders. The total amounts of foreign taxes passed through to the shareholders for the fiscal year ended January 31, 2009 were $9,732, $1,711,168, $285,347, $1,240,046, $455,294 and $1,757,506 respectively. The foreign source income information reporting is $6,105,559, $18,826,237, $5,434,086, $14,950,102, $7,999,163 and $20,114,915 respectively.

COMPARISONS: PORTFOLIOS VS. INDEXES

The following graphs compare the performance of a $10,000 investment in the presented SunAmerica Series Trust Portfolios (with the exception of Cash Management) to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended January 31, 2009.

The following graphs and tables show the performance of the portfolios at the SunAmerica Series Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expenses are deducted from the performance of the indexes.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

Columbia Management Advisors, LLC

Cash Management Portfolio — Class 1

Cash Management Portfolio
Average Annual Total Returns as of 01/31/09
	Class 1*	Class 2*	Class 3*
1-year	0.94%	0.80%	0.70%
5-year	2.77%	2.62%	2.51%
10-year	3.00%	N/A	N/A
Since Inception	3.57%	2.13%	2.09%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

(Note: An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.)

The Cash Management Portfolio — Class 1 shares returned 0.94% for the 12-month period ending January 31, 2009.

U.S. unemployment rate which began the period under review at 4.9%, increased to 7.6% as of the end of January 2009. Fourth quarter 2008 real gross domestic product dropped 6.2%, the fourth worst quarter since the Great Depression. At the beginning of the period under review the Federal funds target rate stood at 3.00%. In order to improve market liquidity and to revive a dramatically slowing economy, the Federal Reserve (Fed) lowered its target funds rate in five incremental steps to finish the period under review at a range of 0.0% – 0.25%. Three-month

Columbia Management Advisers, LLC

Cash Management Portfolio — Class 1 — (continued)

LIBOR, which began the period under review at 3.11% declined by 193 basis points to finish January 2009 at 1.18%.

Following the bankruptcy of Lehman Brothers and the Reserve Fund money market fund dropping below a $1 per share net asset value, three-month LIBOR had spiked to 4.81% on October 10th. In order to restore liquidity and improve investor confidence in the money fund industry, the Federal Reserve created four major facilities: Asset-Backed Commercial Paper Money Market Liquidity Facility, Commercial Paper Funding Facility, Temporary Guaranty Program for Money Market Mutual Funds and the Money Market Investor Funding Facility. These measures helped to slightly improve U.S. money market liquidity and investor confidence, with three-month LIBOR declining from its mid-October peak to finish January 2009 at 1.18%.

Given strained market liquidity and difficult credit market conditions, the Cash Management Portfolio responded by favoring the purchase of Federal agency obligations and by maintaining a high percentage of Portfolio securities maturing within 30 days. The Portfolio reduced exposure to floating and variable rate notes in order to limit the duration of credit risk. This emphasis on capital preservation and fund liquidity resulted in under performance during the period under review.

The strategy intends to continue to maintain a weighted average maturity of between 25 and 60 days. Also the goal is to continue to ladder the Portfolio maturity in the one-to three-month range with an emphasis on Federal agency and U.S. Treasury obligations. In this difficult environment, uncertainties abound, the Portfolio is expected to continue to be positioned with the flexibility to respond should monetary policy change down the road.

Federated Investment Management Company

Corporate Bond Portfolio — Class 1

Corporate Bond Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–6.55%	–6.72%	–6.83%
5-year	2.58%	2.41%	2.32%
10-year	4.26%	N/A	N/A
Since Inception	5.18%	4.63%	4.30%

*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Barclays Capital U.S. Credit Index is a broad measure of the U.S. investments grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt. (Effective November 14, 2008, the Index formerly known as the Lehman Brothers U.S. Credit Index is now known as the Barclays Capital U.S. Credit Index.)

[2]	The Blended Index combines 75% of the Barclays Capital U.S. Credit Index and 25% of the Merrill Lynch High Yield Master II Index.

[3]	The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Corporate Bond Portfolio — Class 1 shares returned –6.55% for the 12-month period ended January 31, 2009 compared to –4.24% for the Barclays Capital U.S. Credit Index.

Inflationary worries on surging oil prices caused interest rates to rise by June 2008. Then recession worries and a worsening of the “credit crunch” caused a steady decline in rates over the remainder of the 12-month reporting period. U.S. Treasury interest rates finished the year 70-170 basis points lower by the end of the period, as the Treasury sector outperformed higher-risk sectors in the fixed income market by wide margins.

It was another bad year for corporate bond investors as corporate bonds enjoyed significantly negative excess returns in the past 12 months, that is, returning much less than similar duration Treasuries. In fact, lower quality corporates (non-investment grade) produced significantly lower excess returns than higher quality (investment grade) bonds, but also produced negative total returns.

The Portfolio’s sector allocation decisions hurt performance significantly both on an absolute and a relative basis. The allocation to high yield credits further detracted as the sector underperformed.

One of the Portfolio’s other investment strategies focused on the weighting of interest sensitivity along the various parts of the yield curve. On average for the past 12 months, the Portfolio was more overweighted towards both shorter maturities and longer maturities of the yield curve (barbelled), as opposed to being either equally laddered, or more weighted towards intermediate maturities (bulletted). Yield curve management detracted from performance in the reporting period.

Federated Investment Management Company

Corporate Bond Portfolio — Class 1 — (continued)

However, the Portfolio benefited from its duration strategy, or interest sensitivity relative to the benchmark. The Portfolio’s effective duration averaged about 90% of the benchmark for the year as a whole. Duration management added to performance in the reporting period as the Portfolio had greater interest rate sensitivity than the benchmark during a period of falling interest rates.

Issue selection was very strong and added substantially to relative results during the 12-month reporting period. Security selection in the non-investment grade portion of the Portfolio was the largest contributor. On the investment grade side, adding to Portfolio performance relative to the benchmark were positions in United Health Group, Oracle, and Raytheon. Positions in financials such as Zurich Financial Services, Blackrock, Ace Insurance, Berkshire Hathaway, Pacific Life, and JP Morgan/Bear Stearns also added to relative results. However, other financials in the Bank and Finance area were a drag on performance, such as the positions in Lehman Brothers, Washington Mutual, Textron Financial, Colonial Bankgroup, Capmark Financial, and Barclays Capital. Another name that dragged down performance included Enterprise Rent-A-Car.

Goldman Sachs Asset Management International

Global Bond Portfolio — Class 1

Global Bond Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–1.77%	–2.01%	–2.10%
5-year	4.98%	4.82%	4.72%
10-year	4.70%	N/A	N/A
Since Inception	6.08%	4.75%	4.67%

*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The J.P. Morgan Global Government Bond Index (un-hedged) is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, United Kingdom, Denmark, Netherlands, United States and France.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Global Bond Portfolio — Class 1 shares posted a return of –1.77% for the 12-month reporting period ending January 31, 2009, underperforming the 3.72% return for the JP Morgan Global Government Bond Index (un-hedged).

While bonds outperformed equities by wide margins during the reporting period, high-quality fixed income sectors posted strong returns, while corporate and mortgage bonds lagged.

The Portfolio’s collateralized strategy detracted significantly from excess returns. This was primarily driven by exposure to adjustable rate mortgages (ARMs). Pricing for these issues posted steep declines as asset prices fell significantly due to forced selling and mass deleveraging in the market.

The country strategy also detracted from relative performance, as a short U.S./long Europe trades and short Japan/long Europe trades proved detrimental during the first half of 2008. European government bonds underperformed U.S. and Japanese government bonds as the European Central Bank remained focused on fighting inflation, while the U.S. Federal Reserve and Bank of Japan responded to weak economic reports by aggressively cutting interest rates.

The Portfolio benefited from its duration strategy, which measures the sensitivity to changes in interest rates,. A long duration bias in Europe benefited from weak macro economic data and the global rally of bonds over the fourth quarter of 2008. In January 2009, a short U.S. duration position also worked well as U.S. government bonds sold off following a record advance at the end of 2008.

AIG SunAmerica Asset Management Corp.

High-Yield Bond Portfolio — Class 1

High-Yield Bond Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–27.54%	–27.75%	–27.71%
5-year	0.11%	0.00%	–0.11%
10-year	1.56%	N/A	N/A
Since Inception	3.91%	2.66%	5.77%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. denominated corporate bonds publicly issued in the U.S. domestic market.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The High Yield Bond Portfolio — Class 1 shares returned –27.54% for the twelve-month period ending January 31, 2009, trailing its benchmark, the Merrill Lynch U.S. High Yield Master II Index, which posted a –21.41% return.

The majority of the losses for the period came in the fourth quarter of 2008 as the Portfolio was down –24.09%. Financial failures ignited a massive sell-off that affected both the equity and corporate bond markets. Macroeconomic statistics have deteriorated with jobless claims rising, and consumer spending and consumer confidence all moving sharply to the downside. Bank lending became more constrained and consumer retrenching continued over the period. The lack of lending activity and deterioration in fundamentals increased the downward spiral in U.S. economic activity, which in turn, led to dramatically weaker labor markets.

For the fiscal year, security selection was the primary contributor to the Portfolio’s underperformance versus the index. Aleris International Inc. within Metals/Mining, Momentive Performance Materials Inc. within Chemicals and Exco Resources Inc. within the, the Energy sector, were some of the weakest performers during the reporting period. A notable positive contributor to performance in the period was the execution of a short position in the funded Dow Jones CDX High Yield index product to hedge against continued market weakness.

Industry selection was the primary positive contributor to performance for the period. The most notable sectors were Health Services and Automotive. An overweight position within the Health Services sector contributed to the Portfolio’s performance as this sector outperformed relative to the index. In addition, an underweight position within the Automotive sector contributed to performance as this sector underperformed relative to the benchmark for the reporting period.

Pacific Investment Management Company LLC (“PIMCO”)

Total Return Bond Portfolio — Class 1

Total Return Bond Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	5.31%	5.16%	5.07%
5-year	7.31%	7.18%	7.06%
10-year	7.31%	N/A	N/A
Since Inception	7.66%	7.82%	10.52%

*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 11/11/02.

Effective May 1, 2008, PIMCO assumed subadvisory duties of the Portfolio. Prior to May 1, 2008, Morgan Stanley Investment Management Inc. served as subadviser. Performance for periods prior to May 1, 2008 reflects results when the Portfolio was managed as a global high-yield bond portfolio. Since such date, the Portfolio has focused its investments in a diversified portfolio of domestic and foreign fixed-income securities with varying maturities.

[1]	Effective May 1, 2008, the Portfolio’s benchmark was changed to Barclays Capital U.S. Aggregate Bond Index (from the indices listed below) because it better represents the Portfolio’s investment strategies that were implemented at such date. The Barclays Capital U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities. (Effective November 14, 2008, the Index formerly known as the Lehman Brothers U.S. Aggregate Bond Index is now known as the Barclays Capital U.S. Aggregate Bond Index.)
[2]	The Blended Index combines 50% of the First Boston High-Yield Bond Index and 50% of the J.P. Morgan Emerging Markets Bond (EMBI) Global Index.

[3]	JP Morgan EMBI Global Index is a market weighted index composed of U.S. dollar denominated Brady Bonds, Euro Bonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

[4]	The First Boston High-Yield Bond Index is a trader-priced portfolio constructed to mirror the public high-yield debt market. Securities in the index are rated BB or lower.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Total Return Portfolio — Class 1 shares posted a return of 5.31% for the 12-month period ended January 31, 2009, outperforming the 2.59% advance for the Barclays Capital U.S. Aggregate Bond Index.

During the reporting period, interest rates fell worldwide and yield curves in the U.S., Europe, and the United Kingdom steepened as investors fled to government bonds, especially shorter maturities. The financial crisis, which was originally thought to be contained within the housing market, gradually spread to the corporate sector.

In early October the U.S. Congress approved the $700 billion Troubled Asset Relief Program to help unclog the flow of credit. As economic data continued to show a weakening economy in

Pacific Investment Management Company LLC (“PIMCO”)

Total Return Bond Portfolio — Class 1 — (continued)

the midst of a deep recession, forceful action was taken by the FOMC (Federal Open Market Committee). In addition to the previously announced government programs and continued Federal Fund rate cuts aimed to get the economy growing again, the FOMC stated it would target the fed funds rate between 0 and 0.25 percent.

Treasuries outperformed other fixed income sectors by a wide margin during this period as investors sought refuge from financial market turmoil. The Portfolio was underweight Treasuries during the reporting period, which had a negative impact on performance.

However, the Portfolio’s above-index duration (which measures the Portfolio’s sensitivity to changes in interest rates) added to performance for most of the reporting period as bond prices went up and yields fell. Exposure to short maturities in the U.S., Euroland and U.K. via money market futures also was positive, as policy initiatives helped push interbank lending rates down toward more typical levels.

While an overweight to bonds of financial companies hurt performance in the immediate aftermath of the failure of Lehman Brothers, these holdings regained strength by year end as they benefitted from government policy support. Holdings of Agency mortgage pass-throughs, the largest sector overweight in the Portfolio, hurt performance during the reporting period, as even these high quality bonds were adversely affected by global de-leveraging.

PIMCO replaced Morgan Stanley as the subadviser on the Portfolio effective May 1, 2008.

J.P. Morgan Investment Management, Inc.

Balanced Portfolio — Class 1

Balanced Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–26.36%	–26.48%	–26.54%
5-year	–2.21%	–2.36%	–2.45%
10-year	–2.15%	N/A	N/A
Since Inception	2.92%	–2.20%	0.33%

*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Blended Index is comprised of 30% S&P 500 Index, 30% Russell 1000 Index and 40% Barclays Capital U.S. Aggregate Bond Index.

[2]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[3]	The Barclays Capital U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities. (Effective November 14, 2008, the Index formerly known as The Lehman Brothers U.S. Aggregate Bond Index is now known as the Barclays Capital U.S. Aggregate Bond Index.)

[4]	Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents 92% of the total market capitalization of the Russell 3000® Index.

The Balanced Portfolio — Class 1 shares posted a return of –26.36% for the 12-month period ending January 31, 2009, compared with a –38.63% decline in the S&P 500 broad equity market benchmark, a –39.04% fall in the Russell 1000 Index, a gain of 2.6% for the Barclays Capital U.S. Aggregate Bond Index, and a –24.19% decline for the blended benchmark of 30% S&P 500/30% Russell 1000/40% Barclays Capital US Aggregate Bond.

2008 was the worst calendar year for financial markets since the Great Depression, as the economy had to cope with a worsening credit crisis, falling consumer confidence and a steep deceleration in the pace of worldwide economic growth.

Credit markets continued to be impacted by risk aversion and deleveraging. Treasury yields fell to their lowest levels in decades (which implies that Treasury prices advanced to some of the highest levels), as investors continued their flight to quality and increased demand for safe Treasuries. Risk aversion had a negative impact on the performance of non-government sectors in the fixed income market, such as commercial mortgage-backed securities (CMBS), high-yield debt and corporate debt. They all saw their prices plunge and yield spreads widen to record levels late in 2008.

Within the equity component of the Portfolio, strong stock selection in the financial and information technology sectors contributed to relative results. However, holdings in consumer discretionary, health care and consumer staples lagged their corresponding sectors in the benchmark.

On the fixed income side, agency and non-agency residential mortgages were the largest detractors from performance. Rating downgrades accelerated, which contributed to forced selling. This result was seen across all products and collateral types, including holdings in the most senior tranches of sub-prime debt, option adjustable-rate mortgages (ARMs) and

J.P. Morgan Investment Management, Inc.

Balanced Portfolio — Class 1 — (continued)

securities backed by prime collateral. The Portfolio’s exposure to credit sectors, such as corporate debt, asset-backed, high yield, and emerging market debt, corporates, CMBS, prepay-sensitive mortgages, asset-backed securities — suffered due to investors’ aversion to risk and flight to quality experienced during the reporting period.

Massachusetts Financial Services Company

MFS Total Return Portfolio — Class 1

MFS Total Return Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–24.37%	–24.45%	–24.54%
5-year	–0.51%	–0.66%	–0.77%
10-year	2.95%	N/A	N/A
Since Inception	6.94%	1.26%	2.77%

*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Blended Index consists of 35% Barclays Capital U.S. Aggregate Index, 55% S&P 500 Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

[2]	The Barclays Capital U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities. (Effective November 14, 2008, the Index formerly known as the Lehman Brothers U.S. Aggregate Bond Index is now known as the Barclays Capital U.S. Aggregate Bond Index.)

[3]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the 12-month period ending January 31, 2009, the Total Return Portfolio — Class 1 shares posted a decline of –24.37%, compared to a –38.63% decline in the S&P 500 broad equity market index, a gain of 2.59% for the Barclays Capital U.S. Aggregate Bond index.

Within the equity portion of the Portfolio, stock selection contributed to relative results, while sector allocation decisions detracted. Issue selection within financial services and industrial goods and services proved most beneficial. The Portfolio’s overweight positions in defense contractor Lockheed Martin and facility maintenance products supplier W.W. Grainger further strengthened relative performance. However, an overweight allocation to the weak-performing financial services sector, coupled with an underweight in healthcare hurt relative results during the reporting period.

Within the fixed income portion of the Portfolio, a greater exposure to U.S. Treasury securities aided returns relative to the benchmark. During the reporting period, the Portfolio’s return from yield, which was greater than that of the benchmark, was also a contributor to performance. The Portfolio’s greater exposure to Federal National Mortgage Association (Fannie Mae) mortgage-backed securities further boosted relative performance.

However, a greater exposure to bonds in the financial sector and commercial mortgage-backed securities (CMBS) held back performance relative to the Barclays Capital U.S. Aggregate Bond Index as these securities suffered amid the global credit crisis. The Portfolio’s shorter duration stance was another negative factor. A greater exposure to “BBB” rated securities also detracted from performance as investors sought bonds with the highest credit quality.

Massachusetts Financial Services Company

Telecom Utility Portfolio — Class 1

Telecom Utility Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–33.75%	–33.88%	–33.94%
5-year	2.89%	2.74%	2.65%
10-year	–1.40%	N/A	N/A
Since Inception	2.24%	–0.77%	5.88%

*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 11/11/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The S&P Utility Index is presently comprised of 40 stocks from the electric and natural gas industries.

[3]	The S&P 500 Telecommunications Services Index (formerly, the S&P Communications Service Index) is comprised of the companies listed in the telecommunications sectors of the S&P 400, 500, and 600.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Telecom Utility Portfolio — Class 1 shares posted a decline of -33.75% for the 12-month period ending January 31, 2009, which outperformed the -38.63% decline in the S&P 500 Index but underperformed the -24.27% decline in S&P Utility index.

During the reporting period, stock selection in the electric power industry detracted from the Portfolio’s performance relative to the S&P Utilities Index. Power distribution company PG&E Corp. and power generation companies, Reliant Energy, E.ON AG (Germany), FPL Group, and Consolidated Edison, were among the Portfolio’s top detractors. Not owning power distributor Southern Company, which outperformed the benchmark, also dampened results.

The Portfolio’s holdings in the wireless communications industry, which is not represented in the S&P Utilities Index, also had a negative impact on relative returns. Mobile phone service providers, Mobile TeleSystems (Russia) and America Movil (Mexico), were among the Portfolio’s top relative detractors within this industry.

The Portfolio’s holdings in the natural gas pipeline industry, which is also not represented in the S&P Utilities Index, hindered relative performance as well. Top detractors in this sector included gas pipeline companies, El Paso and Williams Cos.

Security selection in the natural gas distribution industry was the principal investment factor contributing to relative performance. Not owning poor-performing natural gas company NiSource benefited relative results.

Although the Portfolio’s investments in the electric power industry underperformed the S&P Utilities Index, several individual securities within this industry were positive contributors relative to the benchmark. These included electric utility companies, Constellation Energy

Massachusetts Financial Services Company

Telecom Utility Portfolio — Class 1 — (continued)

Group, PPL Corp., Public Service Enterprise Group, Allegheny Energy, along with independent power producer AES Corp.

Elsewhere, holdings of telecommunications services provider Verizon Communications aided relative performance as the stock outperformed the S&P Utilities Index over the reporting period.

FAF Advisors, Inc.

Equity Index Portfolio — Class 1

Equity Index Portfolio
Average Annual Total Returns as of 1/31/09
Class 1*
1-year	–38.73%
5-year	–4.66%
10-year	–3.34%
Since Inception	–2.23%

*Inception date for Class 1: 12/14/98.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in small companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the 12-months ending January 31, 2009 the Equity Index Portfolio — Class 1 shares posted a return of –38.73%, while the S&P 500 benchmark declined –38.63%.

As an indexed strategy the Equity Index Portfolio’s performance is dominated by the market return. By holding stock positions in very close correspondence to their index weights, the fund management successfully minimizes differential effects due to industries, styles and stock selection.

During the fiscal year, S&P replaced 38 index members with new members. Additionally, S&P tracks individual firms’ share issuance and buyback, modifying index weights of members per their policies. The fund management uses computerized “risk management” software to spot all differences between the Portfolio and its objective, and buys or sells shares that are cost-effective in minimizing performance variances between the Portfolio and its objective. This strategy is expected to continue.

AllianceBernstein L.P.

Growth-Income Portfolio — Class 1

Growth-Income Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–40.37%	–40.43%	–40.49%
5-year	–5.62%	–5.75%	–5.85%
10-year	–3.13%	N/A	N/A
Since Inception	5.50%	–4.42%	–0.33%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the 12-month period ending January 31, 2009 the Growth-Income Portfolio — Class 1 shares returned –40.37%, underperforming the –38.63% decline for the S&P 500 Index.

The fiscal period was marked by a wholesale flight to safety in the capital markets as evidence mounted that the global economy was entering recession. The S&P 500 Index’s return for calendar year 2008 was the worst single year in the reported history of the index. U.S. treasury bills, regarded as among the safest assets in the world, yielded near zero, evidence of investors’ willingness to forego any return on their investment in exchange for a safe place for their cash. Other “safe” government bonds yields also hit or neared record lows. Conversely, corporate bonds suffered from investors’ reluctance to take any credit risk, and underperformed government bonds by wide margins.

No equity sector was spared from the broad downturn as every sector of the market posted steep declines during the reporting period. Economically-sensitive sectors such as energy and financials fared the worst, while consumer staples plunged the least.

The Portfolio benefited from strong stock selection in the consumer discretionary and industrials sectors, coupled with an underweight allocation to the weak-performing financial sector. However, poorly performing technology stocks, reacting to slowing global growth, hurt relative returns. While an overweight allocation to the strong-performing health care sector was a positive, weak stock selection within the sector hurt relative performance.

The top five individual contributors to the Portfolio’s relative performance included Medco Health, Gilead Sciences, General Electric, Becton Dickinson and Teva Pharmaceuticals. The worst performing stocks in the Portfolio included Lehman Brothers, Wellpoint, Merrill Lynch and Merck.

OppenheimerFunds, Inc.

Equity Opportunities Portfolio — Class 1

Equity Opportunities Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–40.05%	–40.11%	–40.28%
5-year	–5.67%	–5.81%	–5.92%
10-year	–2.11%	N/A	N/A
Since Inception	2.56%	–3.76%	0.36%

*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the 12-month period ended January 31, 2009, the Equity Opportunities Portfolio — Class 1 shares returned -40.05%, underperforming the Russell 3000 Index, which returned -38.86%.

The U.S. economic slowdown that began in late 2007 was exacerbated by the financial crisis and credit crunch, leading to a surge in job losses and additional pressure on slumping home prices. Cash-strapped consumers and anxious businesses curtailed spending, adding fuel to the downturn.

During the reporting period, the Portfolio moved from an overweight to an underweight position in the financial sector. This contributed to performance relative to the benchmark, as the financial sector was among the worst performing sectors in the index over the reporting period. Strong stock selection in financial sector added substantially to performance relative to the index. The Portfolio also benefited from solid results from security selection in the information technology, industrials and energy sectors.

However, holdings in the consumer discretionary sector posted weak results which underperformed the benchmark. In addition, sector allocation decisions generally detracted from results, primarily due to underweight positions in the strong-performing sectors of health care, consumer staples and utilities.

At the end of the reporting period, the Portfolio was overweight in the consumer discretionary, energy, industrials, information technology and materials sectors, while underweight in the consumer staples, financials, health care, telecommunication services and utilities sectors.

Davis Selected Advisers, L.P.

Davis Venture Value Portfolio — Class 1

Davis Venture Value Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–41.35%	–41.42%	–41.49%
5-year	–3.45%	–3.58%	–3.69%
10-year	0.58%	N/A	N/A
Since Inception	7.43%	–1.11%	2.88%

*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

During the fiscal year ended January 31, 2009 the Davis Venture Value Portfolio - Class 1 shares lost -41.35%, underperforming the -38.63% decline in the S&P 500 Index.

While the Portfolio’s financial holdings out-performed the corresponding holdings within the S&P 500® Index, they were still the largest detractors from absolute performance. A higher relative average weighting in this sector further hurt relative performance versus the benchmark. The largest detractors during the reporting period included American Express, Merrill Lynch, Loews, Berkshire Hathaway, Bank of New York Mellon, Wells Fargo & Co., and J.P. Morgan Chase.

The second largest detractor from absolute performance was energy companies. On a relative basis, the Portfolio’s energy companies also under-performed the corresponding sector within the Index. A higher relative average weighting in this relatively strong sector contributed to performance versus the benchmark. Energy security ConocoPhillips was among the top detractors from performance.

Additional factors that contributed to the Portfolio’s relative underperformance included a below-benchmark weighting in the relatively strong healthcare sector, coupled with weak stock selection in the consumer staples sector. Costco, a consumer staples company, was among the most important detractors from performance.

Individual companies contributing positively to the Portfolio’s absolute performance over the reporting period included Schering Plough in the healthcare sector, H&R Block within consumer discretionary, Visa in information technology, and Wal-Mart Stores within consumer staples. Microsoft, a leading information technology company was an important detractor from performance. The Portfolio no longer owns Wal-Mart Stores.

Davis Selected Advisers, L.P.

Davis Venture Value Portfolio — Class 1 — (continued)

The Portfolio held approximately 12% of its assets in foreign companies (including American Depositary Receipts) at January 31, 2009. As a whole these companies under-performed the domestic companies held by the Portfolio during the reporting period.

AIG SunAmerica Asset Management Corp.

“Dogs” of Wall Street Portfolio — Class 1

“Dogs” of Wall Street Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–37.13%	–37.20%	–37.27%
5-year	–4.35%	–4.48%	–4.58%
10-year	–0.36%	N/A	N/A
Since Inception	–0.71%	–0.91%	0.47%

*	Inception date for Class 1: 4/1/98; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the 12-month reporting period ended January 31, 2009, the Class 1 shares posted a return of –37.13%, outperforming the –38.63% decline for the S&P 500 benchmark.

Both the U.S. economy and the U.S. equity market were pummeled during the fiscal year ended January 31, 2009. Volatility increased as the markets came to grips with a severe global economic recession and conditions in the overall banking industry worsened. Lending became severely restricted, and home foreclosures rose.

All major domestic equity indices posted negative returns for the annual period, including the Dow Jones Industrial Average, S&P 500 and Russell 1000 Growth indices which returned –34.89%, –38.63%, and –36.44%, respectively. In terms of S&P 500 industry groups, performance for the fiscal period was also decidedly negative. Consumer Staples, Healthcare and Utilities were top-performers, posting returns of –17.91%, –19.87%, and –26.28%, respectively, while the Financials group was the worst performing sector, returning –66.54%, followed by the Materials and Industrials groups which returned –48.32% and –43.89%, respectively.

The Portfolio is managed by utilizing a quantitative model which seeks out high quality individual stocks paying above-market-average dividend yields that meet a number of criteria, including quality rankings and market capitalization. As a passively managed strategy, portfolio management makes no active sector decisions. That said, the Portfolio’s overweight exposure to the Telecom Services, Consumer Discretionary, and Consumer Staples sectors enhanced results. Underweighted positions in Financials proved beneficial as well. Strong stock selection in Information Technology, Industrials, Materials, and Consumer Staples further helped the Portfolio’s performance

Some of the detractors from relative results during the reporting period included an underweight exposure to the strong-performing Healthcare group, weak security selection in

AIG SunAmerica Asset Management Corp.

“Dogs” of Wall Street Portfolio — Class 1 — (continued)

Consumer Discretionary and Financials, as well as a lack of exposure to the Utilities or Energy sectors.

Individual holdings that contributed to performance during the fiscal period included Darden Restaurants, Anheuser-Busch, Procter & Gamble Co., McCormick & Co. Inc., and Johnson & Johnson. Some of the laggards included Citigroup Inc., Gannett Co., Bank of America Corp., Harley-Davidson, and General Electric.

AllianceBernstein L.P.

Alliance Growth Portfolio — Class 1

Alliance Growth Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–36.59%	–36.72%	–36.80%
5-year	–4.24%	–4.38%	–4.47%
10-year	–5.19%	N/A	N/A
Since Inception	6.28%	–4.57%	0.00%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Alliance Growth Portfolio — Class 1 shares posted a return of –36.59% for the 12-month reporting period though January 31, 2009, modestly underperforming the –36.44% decline in the Russell 1000 Growth benchmark.

Volatility and risk aversion intensified as investors increasingly fled risky assets such as equities in favor of safer Treasury and government bonds. No equity sector was spared from the historic market downturn during the reporting period. Consumer staples stocks posted the strongest performance, while stocks in the economically sensitive sectors of energy, materials and financials suffered the steepest declines.

The Portfolio benefited from strong stock selection, especially in the health care, materials and consumer discretionary sectors. However, weak results from holdings in the financial and technology sectors hampered overall results.

From an allocation perspective, an overweight to health care, coupled with an underweight to the consumer discretionary sector boosted relative performance. However, an overweight in the weak-performing financial sector had a negative impact on overall Portfolio performance.

The top contributors to the Portfolio’s relative performance included Gilead Sciences, Teva Pharmaceuticals, Wrigley, Genentech and Hewlett-Packard. Conversely, the largest detractors included: CME Group, Fannie Mae, Merrill Lynch, Nvidia and Lehman Brothers.

OppenheimerFunds, Inc.

Capital Growth Portfolio — Class 1

Capital Growth Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–41.82%	–41.94%	–41.97%
5-year	–4.05%	–4.18%	–4.30%
Since Inception	–6.89%	–5.37%	1.26%

*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	Effective May 1, 2008, the Portfolio changed its benchmark from the S&P 500 Index to the Russell 1000 Growth Index because management believes the Russell 1000 Growth Index better reflects the subadviser’s growth-oriented investment style. The Russell 1000 Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

[2]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Capital Growth Portfolio — Class 1 shares posted a decline of -41.82%, which underperformed the -36.44% decline in the Russell 1000 Growth index for the 12-month period ending January 31, 2009.

Results in financials, consumer discretionary, and consumer staples accounted for most of the Fund’s relative underperformance. Financial stocks continued to falter in the wake of the global economic downturn. Given this backdrop, a number of financial stocks hindered the Fund’s performance including capital markets firms Credit Suisse Group AG, Goldman Sachs Group, Inc. and Fortress Investment Group LLC. CME Group, Inc., a diversified financial services company, also experienced sharp declines. Both Fortress Investment Group LLC and CME Group, Inc. were sold before the end of the period.

Consumer discretionary stocks, hotels, restaurants and retailers were hit particularly hard, including Las Vegas Sands Corp. and Abercrombie & Fitch. Within consumer staples, performance was hampered by limited exposure to some of the better-performing tobacco, household products and beverages stocks.

Materials and Energy sectors contributed positively relative to the benchmark. At the security level, individual contributors to the Portfolio’s absolute performance included health care stock Gilead Sciences, Inc., information technology holdings in SAIC, Inc. and Yahoo! Inc., and holdings in the financial services firm Northern Trust.

Massachusetts Financial Services Company

MFS Massachusetts Investors Trust Portfolio — Class 1

MFS Massachusetts Investors Trust Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–33.44%	–33.55%	–33.62%
5-year	–1.28%	–1.45%	–1.54%
10-year	–1.99%	N/A	N/A
Since Inception	4.50%	–1.79%	2.92%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the 12-months ending January 31, 2009, the MFS Massachusetts Investors Trust Portfolio — Class 1 shares posted a loss of -33.44%, compared to a decline of -38.63% for the S&P 500 benchmark.

Strong stock selection in the financial services sector contributed to the Portfolio’s performance relative to the S&P 500 Index during the reporting period. Not owning financial services firms, such as Citigroup and Wachovia, boosted relative returns. Favorable security selection in the industrial goods and services sector was also a positive factor for relative performance. Not owning weak-performing diversified industrial conglomerate General Electric benefited relative results. Defense contractor Lockheed Martin was another relative contributor within this sector.

A combination of stock selection and an overweighted position in the health care sector also contributed to relative returns. Top relative contributors within this sector included Swiss pharmaceutical and diagnostic company Roche Holding, pharmaceutical and medical products maker Abbott Laboratories, and biotech firm Genzyme.

Stock selection in the leisure sector was the principal detractor from the Portfolio’s relative performance. Not owning fast food giant McDonald’s, which outperformed the benchmark over the reporting period, hindered relative results.

In the retailing sector, security selection also dampened relative returns. Not owning retail firm Wal-Mart hurt relative returns, while the Portfolio’s position in high-end department store Nordstrom was another top detractor as the stock significantly underperformed the benchmark.

Massachusetts Financial Services Company

MFS Massachusetts Investors Trust Portfolio — Class 1 — (continued)

An underweighted position in the energy sector held back relative performance. Our underweighted position in integrated oil and gas company Exxon Mobil, which outperformed the benchmark over the reporting period, dampened relative results. Not owning energy company Chevron also hurt.

Elsewhere, the Portfolio’s holdings in financial services firm State Street, insurance and investment company Genworth Financial and orthopedic products maker Zimmer Holdings were negative factors.

Wells Capital Management, Inc.

Fundamental Growth Portfolio — Class 1

Fundamental Growth Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–40.48%	–40.53%	–40.61%
5-year	–6.75%	–6.89%	–6.99%
10-year	–6.58%	N/A	N/A
Since Inception	2.29%	–6.61%	–1.47%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Fundamental Growth Portfolio — Class 1 shares delivered a return of –40.48% for the 12-month period ended January 31, 2009, underperforming the –36.44% decline for the Russell 1000 Growth benchmark.

Domestic equities posted steep declines during the reporting period, weighed down by a serious financial crisis and deteriorating macroeconomic fundamentals.

Sector allocation decisions in the Portfolio had a neutral impact on relative performance, while stock selection hurt overall results. Overweight exposure to stocks in financial and energy sectors had a negative impact as both sectors underperformed the market.

Holdings in the energy, industrials and consumer staples sectors proved to be the leading detractors from performance relative to the benchmark. Within energy, notable underperformers included Weatherford International Ltd. and Chesapeake Energy Corp. McDermott International Inc. and KBR Inc. in industrials and CVS Caremark Corp. and Bunge Ltd. within Consumer Staples were among the weakest performers.

Some of the positives during the reporting period included strong stock selection in the consumer discretionary and materials sectors. Cliffs Natural Resources and Mosaic Co. in materials delivered strong results, while Apollo Group Inc. and DIRECTV Group Inc. within consumer discretionary further boosted performance. The cash position in the Portfolio provided downside protection in a volatile market environment and also added to overall results.

AIG SunAmerica Asset Management Corp.

Blue Chip Growth Portfolio — Class 1

Blue Chip Growth Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–35.70%	–35.83%	–35.96%
5-year	–5.26%	–5.40%	–5.49%
10-year	N/A	N/A	N/A
Since Inception	–8.29%	–5.68%	–0.36%

*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the fiscal period ending January 31, 2009, the Blue Chip Growth Portfolio — Class 1 shares returned –35.70%, outperforming the Russell 1000 Growth Index benchmark, which returned –36.44% during the period.

The 12-month reporting period ending January 31, 2009 was a year for the history books, one that may well mark a watershed in our economic and financial history. Despite a 20% rally in the final six weeks of 2008, sentiment remained negative due to deteriorating global economic conditions, the continued uncertainty in credit markets, and financial institutions de-leveraging their balance sheets. All major domestic equity indices posted negative returns for the fiscal period, including the Dow Jones Industrial Average, S&P 500 and Russell 1000 Growth indices which returned –34.89%, –38.63%, and –36.44%, respectively.

The Portfolio benefited from a combination of good stock selection and timely sector allocation decisions. An underweight exposure to the weak-performing Financial sector helped performance, as did an overweight allocation to strong-performing stocks in the Healthcare sector. In addition, strong security selection in the Industrials and Financial sectors, coupled with the cash position in the Portfolio also contributed to overall performance. Conversely, factors that hindered results included underweight exposure and weak stock selection in the Energy, Consumer Staples, and Telecom Services sectors. No exposure to the Utility sector was a further drag on performance.

Top-performing investments for the quarter included Gilead Sciences Inc., Yahoo!, Barr Pharmaceuticals, Global Payments Inc., Alliance Data Systems Corp. Portfolio detractors included several technology companies such as Microsoft Corp., Google Inc., and Cisco Systems Inc. Other stocks which hindered performance included PepsiCo Inc. and Schlumberger Ltd.

Davis Selected Advisers, L.P.

Real Estate Portfolio — Class 1

Real Estate Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–49.83%	–49.87%	–49.94%
5-year	–3.53%	–3.66%	–3.76%
10 Year	4.69%	N/A	N/A
Since Inception	3.79%	3.19%	2.97%

*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Morgan Stanley Real Estate Investment Trust (REIT) Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

During the twelve-month period ended January 31, 2009, the Real Estate Portfolio — Class 1 shares posted a decline of -49.83%, modestly underperforming the REIT Index, which lost -48.80%.

The Portfolio’s office REITs were the most important detractors from performance. Within the sector, Alexandria Real Estate, Derwent London, and SL Green Realty were among the largest detractors. Conversely, Digital Realty posted strong results and proved to be a leading contributor to overall performance.

The Portfolio’s exposure to retail REITs had a detrimental impact. General Growth Properties and Taubman Centers were among the weakest performers, while Simon Property Group made a positive contribution to overall results. The Portfolio no longer owns General Growth Properties.

Individual companies contributing positively to the Portfolio’s absolute performance over the reporting period included AMB Property (an industrial REIT), U-Store-It Trust (a specialized REIT), and Toll Brothers (a homebuilding company). Forest City Enterprises (a real estate operating company) and Cousins Properties (a diversified REIT) were important detractors from performance. The Portfolio no longer owns U-Store-It Trust and Toll Brothers.

The Portfolio ended the period with approximately 8% of its assets invested in foreign companies. As a group, the foreign companies owned by the Portfolio under-performed the Index over the period.

Franklin Advisory Services, LLC

Small Company Value Portfolio — Class 1

Small Company Value Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 3*
1-year	–41.14%	–41.36%
5-year	–2.27%	N/A
10-year	3.85%	N/A
Since Inception	3.85%	–12.50%

*	Inception date for Class 1: 12/14/98; Class 3: 9/13/05.

[1]	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Small Company Value Portfolio — Class 1 shares posted a return of –41.14% for the 12-month period ended January 31, 2009, underperforming the –36.47% decline in the Russell 2000 Value index.

Sector allocation decisions had a negative impact, while stock selection helped relative Portfolio performance during the reporting period. Overweight exposure to stocks in the consumer discretionary and energy sectors hampered results relative to the index.

Individual holdings that hurt performance included specialty retailer Zale, recreational vehicle manufacturer Thor Industries and products manufacturer Brunswick.

On the other hand, stock selection in the information technology and financial sectors was strong and contributed to relative performance. Individual holdings that helped the Portfolio included insurance companies IPC Holdings and RLI Corp. Industrial equipment manufacturer Astec Industries, a new holding, also benefited performance.

J.P. Morgan Investment Management Inc.

Mid-Cap Growth Portfolio — Class 1

Mid-Cap Growth Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–40.06%	–40.22%	–40.22%
5-year	–6.24%	–6.39%	–6.47%
Since Inception	–2.60%	–9.25%	1.29%

*	Inception date for Class 1: 4/1/99; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Mid-Cap Growth Portfolio — Class 1 shares returned -40.06% for the 12-month period ending January 31, 2009, out performing the -42.24% decline in its benchmark, the Russell Midcap Growth Index.

U.S. equity markets declined significantly, finishing down 38.6%, as represented by the S&P 500 Index, for the year ended January 31, 2009. Although all markets posted negative returns, small-caps out-performed both large-caps and mid-caps for the period with the Russell 2000 Index down 36.8% for the period and the Russell Midcap Index down 42.0%.

Stock selection in the consumer discretionary and auto & transportation sectors positively impacted performance. On the negative side, stock selection in the producer durables and technology sectors detracted from overall results.

At the individual stock level, Philadelphia Consolidated Holding Corp. and ITT Educational Services, Inc. contributed to Portfolio performance. Philadelphia Consolidated Holding Corp. engages in the designing, marketing and underwriting of specialty commercial and personal property insurance. Shares of the company advanced as it was acquired at a premium. ITT Educational Services, Inc., a provider of post-secondary degree programs, benefited as students headed back to school amid a deteriorating economy.

Among the detractors to performance were Forest Oil Corp. and CommScope, Inc. Forest Oil Corp., an oil and gas company, was negatively impacted by weakness in oil and gas prices. CommScope, a communications cable manufacturer, declined on concerns over weakening demand.

AIG SunAmerica Asset Management Corp.

Aggressive Growth Portfolio — Class 1

Aggressive Growth Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–51.41%	–51.48%	–51.58%
5-year	–8.61%	–8.75%	–8.87%
10-year	–5.00%	N/A	N/A
Since Inception	–0.57%	–7.96%	–3.12%

*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell Midcap Growth® Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the 12-month period ending January 31, 2009, the Aggressive Growth Portfolio — Class 1 shares returned –51.41%, trailing its benchmark, the Russell MidCap Growth Index, which returned –42.24%.

The fiscal year ending January 31, 2009 was a challenging period for the equity markets, as every major index registered steep declines. The market and the economy have been greatly affected by the cascading impact of falling home prices, the uncertainty in the credit markets, and de-leveraging throughout the global financial system. These macro trends had a volatile impact on the U.S. stock market as well as markets around the globe. The sell-off was broad-based, as no industry group or asset category was left unscathed. Consumer Staples was the top-performing group in the Russell Midcap Growth Index, declining –26.11%, while more economically-sensitive economic sectors, such as Materials, Consumer Discretionary and Financials posted sharp declines of –52.61%, –47.81% and –47.97%, respectively.

Sector allocation decisions helped the Portfolio, while security selection hampered performance during the reporting period. An overweight allocation to the strong-performing Consumer Staples sector, coupled with the cash position in the Portfolio made significant contributions relative to the benchmark. However, weak stock selection in the Consumer Discretionary, Industrials, Financials, Information Technology, and Materials sectors detracted materially from overall results.

Top individual contributors during the reporting period included Quanta Services Inc., Transocean Ltd., ATP Oil & Gas Corp., Global Payments Inc., and Complete Production Services Inc. Portfolio detractors included McMoRan Exploration Co., Freeport-McMoRan Copper & Gold Inc., Euronet Worldwide Inc., Amdocs Ltd., Beckman Coulter Inc.

AIG SunAmerica Asset Management Corp

Aggressive Growth Portfolio — Class 1 — (continued)

There were two portfolio manager changes during the course of the annual period. Paul Ma was named portfolio manager in June 2008. In December 2008, Sandra Salas assumed responsibilities for the Portfolio. Ms. Salas has over 17 years of investment and industry experience, including research coverage of the consumer sector.

Morgan Stanley Investment Management Inc.

Growth Opportunities Portfolio — Class 1

Growth Opportunities Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–33.73%	–33.78%	–33.83%
5-year	–1.84%	–2.03%	–2.12%
Since Inception	–8.82%	–4.53%	4.57%

*	Inception date for Class 1: 7/05/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Growth Opportunities Portfolio — Class 1 shares posted a return of –33.73% for the 12-month period ended January 31, 2009, outperforming the –37.48% decline in the Russell 2000 Growth benchmark.

Overall, sector allocation, coupled with the decision to increase the Portfolio’s cash position in advance of the market sell-off in the fourth quarter turned out to be significant positive contributors to relative performance. An underweight allocation to producer durables, coupled with strong stock selection in the sector added materially to overall performance. Strong security selection and an underweight stance in the second weakest performing sector in the Index, materials and processing, were key contributors as well. In addition, an overweight to consumer staples and solid issue selection in the sector provided a further boost to relative results.

Some of the detractors during the reporting period included weak stock selection in consumer discretionary, coupled with a slight overweight in the sector. An overweight allocation to the weak-performing financial services sector also hurt overall results.

Marsico Capital Management, LLC

Marsico Focused Growth Portfolio — Class 1

Marsico Focused Growth Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–40.51%	–40.61%	–40.64%
5-year	–3.84%	–4.00%	–4.09%
Since Inception	–2.42%	–1.22%	0.21%

*	Inception date for Class 1: 12/29/00; Class 2: 7/9/01; Class 3: 9/30/02.
[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	Effective May 1, 2008, the Portfolio changed its benchmark from the S&P 500 Index to the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values. The Portfolio changed its benchmark because the new benchmark is more consistent with the Adviser’s investment style.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Marsico Focused Growth Portfolio — Class 1 shares posted a return of –40.51% for the twelve month reporting period ended January 31, 2009, underperforming the S&P 500 Index, which declined –38.63%, and the Russell 1000 Growth Index which declined –36.44%

Sector selection had a negative effect on the Portfolio’s performance in the reporting period. An overweight allocation to the weak-performing Financial sector had a negative impact on overall performance. The Portfolio’s underweight in the relatively strong-performing Energy sector further hurt results. In addition, the two strongest-performing sectors for the benchmark, Consumer Staples and Health Care, were underrepresented in the Portfolio, thereby incurring an opportunity cost to relative performance. The Portfolio’s cash position helped protect capital in a declining market environment.

In contrast, security selection had a positive impact on the Portfolio’s returns in the reporting period. In particular, stock selection in the Financials, Industrials, and Materials sectors helped results. Muting the positive effect, however, was stock selection in the Energy, Consumer Discretionary, and Consumer Staples sectors. On an individual stock level, positions in McDonald’s Corp., Gilead Sciences Inc., and Schering-Plough Corp. emerged as the largest contributors, while Las Vegas Sands Corp., Wynn Resorts Ltd., Goldman Sachs Group Inc., and Apple Inc. were the largest detractors

Columbia Management Advisors, LLC

Technology Portfolio — Class 1

Technology Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–43.01%	–43.12%	–43.28%
5-year	–11.34%	–11.57%	–11.63%
Since Inception	–19.54%	–12.04%	–0.10%

*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Merrill Lynch 100 Technology Index is an equally weighted index of 100 leading technology stocks.

[2]	The Nasdaq Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Technology Portfolio — Class 1 shares lost –43.01% over the 12-month period ending January 31, 2009, underperforming the –42.23% decline in the Merrill Lynch 100 Technology Index, and the –37.64% decline in the NASDAQ Composite Index.

Within the benchmark index, every industry finished in the negative territory for the period, with the IT services industry performing the best, while household durables and industrial conglomerates industries detracted from performance.

The Portfolio’s underperformance can be attributed to weak stock selection which was partially offset by group weighting decisions across all sectors excluding information technology. Exposures to wireless telecomm and health care equipment industries contributed positively to Portfolio performance.

The Portfolio’s relative performance was negatively affected by stocks in the semiconductor & semi-equipment industry. MEMC Electronics and Monolithic Power Systems, both saw their shares fall on weakening demand for their products. Monolithic power systems shares were sold during the period.

Also negatively impacting performance were stocks in the communications equipment industry such as Nokia and Research In Motion, which were hurt by increased “smart phone” competition.

Relative performance was aided by positive stock selection in the electronic equipment, instruments and components industry. An investment in AU Optronics Corp., a manufacturer of flat panel displays used in consumer electronic products helped performance as did a lack of exposure to poor performing names such as Flextronics and Jabil Circuit.

Stock selection also proved positive in the software industry with an investment in Nuance Communication and lack of exposure to laggards like VMware, Inc. and Cadence Designs.

AllianceBernstein L.P.

Small & Mid Cap Value Portfolio — Class 2

Small & Mid Cap Value Portfolio
Average Annual Total Returns as of 1/31/09
	Class 2*	Class 3*
1-year	–40.55%	–40.55%
5-year	–3.81%	–3.89%
Since Inception	2.24%	3.52%

*	Inception date for Class 2: 8/1/02; Class 3: 9/30/02.

[1]	The Russell 2500tm Index represents the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 17% of the total market capitalization of the Russell 3000® Index.
[2]	Effective May 1, 2008, the Portfolio changed its benchmark from the Russell 2500 Index to the Russell 2500 Value Index. The Russell 2500 Value Index measures the performance of small to mid-cap value segment of the U.S. equity universe. It includes Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Portfolio changed its benchmark because the new benchmark is more consistent with the Subadviser’s investment style.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Small & Mid Cap Value Portfolio — Class 2 shares posted a return of –40.55% for the 12-month period ended January 31, 2009, underperforming the –38.74% decline in the Russell 2500 benchmark, and the –37.70% return in the Russell 2500 Value Index.

Equity markets around the world suffered steep declines during the reporting period as investor anxiety over global economic growth intensified. U.S. smaller-cap markets were not spared, with the Russell 2000 and Russell 2500 Indices declining –36.8% and –38.7%, respectively. Much of the carnage occurred in the fourth quarter of 2008, as the financial crisis intensified and consumer confidence collapsed in the wake of the Lehman Brothers bankruptcy.

All economic sectors within the Russell 2500 Index posted declines during the reporting period, with Utilities’ (–16.9%) the best-performing sector, and consumer cyclicals (–53.54%) the worst-performing economic sector

The bulk of the Portfolio’s relative underperformance during the fiscal year came from adverse stock selection in more cyclical sectors such as capital equipment and industrial resources. Holdings in these sectors were pressured by investors fearful of declining global economic growth. This was offset somewhat by strong relative stock selection in financials, driven by some of the Portfolio’s bank and insurance holdings. The Portfolio’s trucking and airline holdings benefited from capacity management and lower fuel costs. In terms of sector allocation, an underweight to consumer growth detracted, while an overweight to consumer staples was a modest contributor. The cash position in the Portfolio offered protection in a falling market environment and helped overall performance results.

Some of the individual contributors to performance included Ikon Office Solutions, Amerigroup, Arch Capital Group, Provident Financial and Alaska Air Group. Conversely, exposure to holdings such as Webster Financial, South Financial, TRW, Automotive Brunswick and ArvinMeritor hampered overall results during the reporting period.

Putnam Investment Management, LLC

International Growth and Income Portfolio — Class 1

International Growth and Income Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–47.06%	–47.15%	–47.24%
5-year	–2.52%	−2.69%	–2.78%
10-year	–0.55%	N/A	N/A
Since Inception	0.96%	–1.20%	3.42%

*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02

[1]	The S&P Developed ex-US Large Mid Cap Value Index is an unmanaged index of mostly large and some small-cap stocks from developed countries, excluding the United States, chosen for their value orientation. (Effective October 1, 2008, the Index formerly known as The S&P/Citigroup World ex-US Value Primary Markets Index is now known as the S&P Developed ex-US LargeMidCap Value Index.)

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The International Growth & Income Portfolio — Class 1 shares posted a decline of –47.06% for the 12-month period ending January 31, 2009, compared to a return of –43.85% for the S&P Developed ex-US Large Mid Cap Value Index. The index experienced much of its decline towards the latter part of the year as the global recession reduced investors’ appetite for risk despite coordinated actions from central banks to reduce rates and measures to recapitalize financial institutions and increase liquidity.

Stock selection detracted from relative returns during the year, particularly within the financial, consumer cyclicals, and utilities sectors. Overweight positions in Babcock and Brown, Allied Irish Banks, Lloyds Banking Group, DnB NOR, Barclays, and 3I Group dampened performance in financials. In consumer cyclicals, lack of exposure to Volkswagen and overweights in Praktiker, Barratt Developments, and Panasonic hindered results. Within utilities, an over exposure to Tenaga Nasional and not holding Tokyo Electric Power proved beneficial.

While overall stock selection for the period was negative, selection in the transportation sector proved beneficial. Notable contributions came from overweight positions in ComfortDelGro and Singapore Airlines. Also adding to performance were overweights in Toyo Suisan Kaisha, Fairfax Financial Holdings, Total, and ING Canada and the absence of Fortis.

Sector allocation was positive for the period. An overweight in the energy sector, particularly overweight positions in Total, StatoilHydro, and BP, offset the negative impact from an underweight in utilities. Country allocation negatively impacted results as an overweight position in China detracted while an overweight in the United States lifted performance.

J.P. Morgan Investment Management, Inc.

Global Equities Portfolio — Class 1

Global Equities Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–43.23%	–43.30%	–43.34%
5-year	–1.98%	–2.11%	–2.23%
10-year	–2.97%	N/A	N/A
Since Inception	3.41%	–2.48%	3.05%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Morgan Stanley Capital International (MSCI) World IndexSM measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the 12-month period ending January 31, 2009, the Global Equities Portfolio — Class 1 shares posted a return of –43.23%, compared to a –41.43% decline for the MSCI World benchmark.

All major regions suffered double-digit losses, with Japan (–30.8%) holding up better as the yen strengthened significantly against other currencies. The largest component in the benchmark, the U.S., fell by –38.5%.

Financial and cyclically-oriented stocks were hardest hit, while more defensive sectors such as consumer staples and healthcare generally held up better.

From a Portfolio perspective, stock selection in the United Kingdom and Japan detracted from performance, while stock selection in North America and an underweight in the Pacific Rim contributed positively. In terms of sectors, holdings in the consumer staples and consumer discretionary sector hurt relative returns, while stock selection in financials and information technology helped.

Morgan Stanley Investment Management Inc.

International Diversified Equities Portfolio — Class 1

International Diversified Equities Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–41.13%	–41.16%	–41.23%
5-year	0.12%	–0.02%	–0.12%
10-year	–2.94%	N/A	N/A
Since Inception	0.58%	–1.84%	4.24%

*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE)SM Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The International Diversified Equities Portfolio — Class 1 shares returned –41.13% for the 12-month period ending January 31, 2009, outperforming the –43.74% decline in the MSCI EAFE benchmark.

The 1-year period ending January 31, 2009 was extraordinarily difficult for international equity markets. Within developed markets, Asia ex-Japan was the weakest performing region (–50%), followed by Europe (–47%), while Japan had the smallest decline (–31%). Emerging markets (–51%, as measured by the MSCI Emerging Markets Index) lagged developed markets during the period. Sector performance for the period was entirely negative as well, with financials (–58%), materials (–53%) and industrials (–44%) falling significantly, while health care (–21%), utilities (–30%) and consumer staples (–30%) were the top three performing sectors. Finally, there were huge and divergent currency moves relative to the U.S. dollar for the year, with the Japanese yen up strongly, while the euro fell modestly and the British pound collapsed.

The Portfolio outperformed the Index during the period, driven by positive contributions from underweight allocations in Europe and in the financials and consumer discretionary sectors. However, the main detractors from relative performance were underweight allocations to the consumer staples, energy and health care sectors.

Putnam Investment Management, LLC

Emerging Markets Portfolio — Class 1

Emerging Markets Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	–54.12%	–54.22%	–54.20%
5-year	4.19%	4.04%	3.94%
10-year	7.30%	N/A	N/A
Since Inception	2.08%	8.26%	12.13%

*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Morgan Stanley Capital International (MSCI) Emerging Markets IndexSM measures the performance of companies representative of the market structure of 26 emerging economies. The MSCI Emerging Markets Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the 12-month period ending January 31, 2009, the Emerging Markets Equity Portfolio — Class 1 shares returned –54.12% compared with a return of –49.95% for the MSCI Emerging Market Index. Relative strength in the index was seen in the healthcare (13.58%), utilities (–16.51%), and consumer staples (–18.01%) sectors. The conglomerates (–63.69%), transportation (–49.94%), energy (–44.29%), and financials (–41.49%) sectors underperformed the benchmark the most during the period.

Overall sector allocation was negative during the period, as underweights in utilities and consumer cyclicals hindered performance. Conversely, an underweight in the financials sector, one of the worst performing sectors, contributed to relative performance.

Stock selection within the Portfolio was positive relative to the benchmark in the transportation and technology sectors. These strengths, however, were offset by unsuccessful selection within financials and consumer cyclicals.

Within the transportation sector, an overexposure to LAN Chile S.A. drove relative outperformance. Additionally, overweights in Shanda Interactive Entertainment and Comba Telecom Systems in the technology sector also enhanced relative results. Shanda Interactive Entertainment was the top contributor to relative returns.

Alternatively, overweights to Guangzhou R&F Properties and KWG Property were the top detractors within financials, a sector that performed very poorly during the period. Within consumer cyclicals, overweights to Focus Media Holding, Dongfeng Motor and Astra International dragged on results.

Country allocation had a positive effect on performance relative to the index, particularly under exposure to India and over exposure to Hong Kong and Russia. Under exposures to Korea, South Africa, and Malaysia detracted from performance.

Templeton Investment Counsel, LLC

Foreign Value Portfolio — Class 2

Foreign Value Portfolio
Average Annual Total Returns as of 1/31/09
	Class 2*	Class 3*
1-year	–42.77%	–42.80%
5-year	–0.36%	–0.46%
Since Inception	3.94%	5.34%

*	Inception date for Class 2: 8/1/02; Class 3: 9/30/02.

[1]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE)® Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the 12-month period ended January 31, 2009 the Foreign Value — Class 2 shares returned –42.77%, outperforming the –43.74% return for the MSCI EAFE benchmark.

A global financial crisis and deepening economic slowdown weighed on equity markets during the reporting period. Consumers reined in spending and demand for commodities fell. In this environment, financials, materials and industrials were among the poorest-performing sectors of the MSCI EAFE Index.

Relative to the MSCI EAFE Index benchmark, Portfolio performance suffered from an underweight allocation and weak stock selection in the more defensive consumer staples sector, where U.K. food manufacturing company Premier Foods (not an index component) was a key detractor. Stock selection in the industrials sector also hurt relative results, as U.K. heating and plumbing supplies distributor Wolseley underperformed the market.

On a positive note, Portfolio performance benefited from an underweight allocation coupled with strong stock selection in the weak-performing financials sector. An underweighted position in the hard-hit commercial banks industry proved especially beneficial. Strong performers in this sector included Bermuda-based insurer ACE and German insurer Muenchener Rueckversicherungs-Gesellschaft. Stock selection and an underweight allocation in the materials sector also helped relative returns, with Ireland’s building materials maker CRH a notable contributor.

From a regional perspective, an underweight position in Japanese equities hampered overall performance. Results from stock selection were also weak, as consumer and business loan provider AIFUL Corp. proved to be a major detractor. Stock selection in Germany also dampened relative results, in large part because of semiconductor company Infineon Technologies. On the other hand, stock selection in the U.K. supported relative returns, with food service company Compass Group and electric utility British Energy Group key contributors.

Templeton Investment Counsel, LLC

Foreign Value Portfolio — Class 2 — (continued)

An allocation to Taiwan (not an index component) added to Portfolio performance, helped by exposure to the country’s largest telecommunications operator Chunghwa Telecom.

The U.S. dollar appreciated versus most foreign currencies during the 12-month period, which had a negative impact on the Fund’s absolute performance.

(unaudited)

SUNAMERICA SERIES TRUST

Supplement to the Prospectus dated May 1, 2008

Equity Index Portfolio.  Effective October 6, 2008, the section titled “Investment Goals and Principal Strategies” on the Equity Index Portfolio’s Fact Sheet is deleted in its entirety and replaced with the following disclosure:

The Portfolio’s investment goal is investment results that correspond with the performance of the stocks included in the Standard & Poor’s 500® Composite Stock Price Index (S&P 500®). The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500®.

The S&P 500® is an unmanaged market-value weighted index consisting of 500 stocks chosen for market size, liquidity, sector performance and other factors. The index tracks the performance of the large cap U.S. equity market. As of December 31, 2007, market capitalizations of companies in the S&P 500® ranged from approximately $707 million to $512 billion; however, only 1% of the index was represented by companies with market capitalizations below $3.7 billion.

The Subadviser may achieve the Portfolio’s objective by either investing in all or substantially all of the stocks included in the S&P 500® or, in the alternative, invest in a sampling of stocks included in the S&P 500® by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the S&P 500®. Stocks not in the S&P 500 Index may be held before or after changes in the composition of the S&P 500 Index or if they have characteristics similar to stocks in the S&P 500®.

The Portfolio also may invest up to 10% of its total assets in derivatives such as stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500®. The Portfolio makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of Portfolio assets devoted to replicating the composition of the S&P 500® and to reduce transaction costs.

Because the Portfolio may not always hold all of the stocks included in the S&P 500®, and because the Portfolio has expenses and the index does not, the Portfolio will not duplicate the index’s performance precisely. However, the Subadviser believes there should be a very close correlation between the Portfolio’s performance and that of the S&P 500® in both rising and falling markets.

International Growth & Income Portfolio.  Effective November 1, 2008, with respect to the International Growth & Income Portfolio, Footnote 3 of the Expense Table is amended to add the following disclosure:

The Adviser is voluntarily waiving on an annual basis 0.05% of its Management Fees for the International Growth & Income Portfolio. Because the waiver is voluntary, it is not reflected as a reduction of the “Total Annual Portfolio Operating Expenses.” This waiver may be terminated by the Adviser at any time. In addition, this additional waived amount will not be taken into account when determining the ability of the Adviser to recoup any previously waived or reimbursed expenses.

MFS Total Return Portfolio.  Effective November 1, 2008, the Management Fees of the MFS Total Return Portfolio (the “Portfolio”) were reduced. The Expense Table is amended to note that Footnote 5 is applicable to the Portfolio and Footnote 5 is amended to add the following disclosure:

Effective November 1, 2008, the Management Fees of the MFS Total Return Portfolio were reduced. Had the new management fee rate payable to the Adviser been in place for the fiscal year ended January 31, 2008, the Portfolio’s expenses would have been as follows:

	Class 1	Class 2	Class 3

Management Fees	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees	0.00%	0.15%	0.25%
Other Expenses(1)	0.06%	0.06%	0.06%
Total Annual Portfolio Operating Expenses(1)	0.68%	0.83%	0.93%

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

1 SunAmerica Center
Los Angeles, California 90067-6022
CHANGE SERVICE REQUESTED

This report is not authorized for distribution to prospective purchasers unless accompanied or preceded by a current prospectus.
R1411AR.5 (R 3/09)

Item 2.	Code of Ethics.
SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2009, there were no reportable amendments, waivers, or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.
The registrant’s Board of Trustees has determined that Allan Sher and Garrett Bouton each qualify as audit committee financial experts, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Sher and Mr. Bouton are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.
(a)-(d) Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2009	2008
(a) Audit Fees	$886,189	$801,297
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$161,541	$151,032
(d) All Other Fees	$0	$0
Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2009	2008
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0
(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2009 and 2008 were $161,541 and $151,032, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Investments.
Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.
(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: April 9, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: April 9, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: April 9, 2009